    As filed with the Securities and Exchange Commission on August 17, 2001
                                               Securities Act File No. 333-_____

================================================================================
                    U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549
                              __________________
                                  FORM  N-14
                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                              __________________
     [_] Pre-Effective Amendment No.     [_] Post-Effective Amendment No.
                       (Check appropriate box or boxes)
                              __________________
                            SUNAMERICA EQUITY FUNDS
            (Exact Name of Registrant as Specified in its Charter)
                              __________________
                                1-800-858-8850
                       (Area Code and Telephone Number)
                              __________________
                               733 Third Avenue
                                  Third Floor
                              New York, NY  10017
                   (Address of Principal Executive Offices:
                    Number, Street, City, State, Zip Code)
                              __________________
                             Robert M. Zakem, Esq.
                     c/o SunAmerica Asset Management Corp.
                               733 Third Avenue
                                  Third Floor
                              New York, NY  10017
                    (Name and Address of Agent for Service)
                              __________________

                                  Copies to:

                             Counsel for the Fund:
                              Shearman & Sterling
                             599 Lexington Avenue
                              New York, NY  10022
                       Attention: Joel H. Goldberg, Esq.
                              __________________

                 Approximate Date of Proposed Public Offering:
As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933.

Title of Securities Being Registered: Shares of Beneficial Interest, Par Value
                                $.01 per share.

No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.
================================================================================

================================================================================

                             NORTH AMERICAN FUNDS
                                 Balanced Fund
                             Large Cap Growth Fund
                             Growth & Income Fund
                              Mid Cap Growth Fund
                              286 Congress Street
                         Boston, Massachusetts  02210
                              __________________

                NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS
                              __________________

                        TO BE HELD ON NOVEMBER 7, 2001

To our Shareholders:

     Notice is Hereby Given that a joint special meeting of shareholders (the "Meeting") of the Balanced Fund (the "NAF Balanced Fund"), Large Cap Growth Fund (the "NAF Large Cap Growth Fund"), Growth & Income Fund (the "NAF Growth & Income Fund") and Mid Cap Growth Fund (the "NAF Mid Cap Growth Fund," and together with the NAF Balanced Fund, NAF Large Cap Growth Fund and NAF Growth & Income Fund, the "Acquired Funds") of North American Funds will be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001 at 10:00 a.m. Eastern Time, for the following purposes:

(1) All Acquired Funds: to approve or disapprove a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of each of the Acquired Funds, the terms of which are the same in all material respects as the previous investment advisory agreement with AGAM;

(2) (a) NAF Balanced Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Balanced Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Balanced Fund by the SunAmerica Balanced Assets Fund (the "SunAmerica Balanced Fund" or an "Acquiring Fund") of SunAmerica Equity Funds, solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Balanced Fund, as described in the accompanying proxy statement and prospectus. The Balanced Funds Agreement and Plan also provides for distribution of the shares of the SunAmerica Balanced Fund to shareholders of the NAF Balanced Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Balanced Fund as a separate investment portfolio of North American Funds;

     (b) NAF Large Cap Growth Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Large Cap Growth Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Large Cap Growth Fund by the SunAmerica Blue Chip Growth Fund of SunAmerica Equity Funds (the "SunAmerica Blue Chip Growth Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Blue Chip Growth Fund, as described in the accompanying proxy statement and prospectus. The Large Cap Growth Funds Agreement and Plan also provides for distribution of such shares of the SunAmerica Blue Chip Growth Fund to shareholders of the NAF Large Cap Growth Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Large Cap Growth Fund as a separate investment portfolio of North American Funds;

     (c) NAF Growth & Income Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Growth & Income Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Growth & Income Fund by the SunAmerica Growth and Income Fund of SunAmerica Equity Funds (the "SunAmerica Growth and Income Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Growth and Income Fund, as described in the accompanying proxy statement and prospectus. The Growth and Income Funds

Agreement and Plan also provides for distribution of such shares of the SunAmerica Growth and Income Fund to shareholders of the NAF Growth & Income Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Growth & Income Fund as a separate investment portfolio of North American Funds;

     (d) NAF Mid Cap Growth Fund: to approve or disapprove an Agreement and Plan of Reorganization (the "Mid Cap Growth Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the NAF Mid Cap Growth Fund by the SunAmerica Growth Opportunities Fund of SunAmerica Equity Funds (the "SunAmerica Growth Opportunities Fund" or an "Acquiring Fund"), solely in exchange for an equal aggregate value of newly issued shares of the SunAmerica Growth Opportunities Fund, as described in the accompanying proxy statement and prospectus. The Mid Cap Growth Funds Agreement and Plan also provides for distribution of such shares of the SunAmerica Growth Opportunities Fund to shareholders of the NAF Mid Cap Growth Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of the NAF Mid Cap Growth Fund as a separate investment portfolio of North American Funds; and

(3) To transact such other business as properly may come before the Meeting or any adjournment thereof.

     The Board of Trustees of North American Funds has fixed the close of business on September 17, 2001 as the record date for the determination of shareholders entitled to notice of, and to vote at, the Meeting or any adjournment thereof.

     A complete list of the shareholders of each of the Acquired Funds entitled to vote at the Meeting will be available and open to the examination of any shareholders of each Acquired Fund for any purpose germane to such Meeting during ordinary business hours from and after October 24, 2001 at the offices of North American Funds, 286 Congress Street, Boston, Massachusetts and at the Meeting.

     You are cordially invited to attend the Meeting. Shareholders who do not expect to attend the Meeting in person are requested to complete, date and sign the enclosed respective form of proxy and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, you may vote your shares by calling a specially designated telephone number (toll free 1-888-850-2811) or via the Internet at http://proxy. ______ .com. Each of the enclosed proxies is being solicited on behalf of the Board of Trustees of North American Funds.

     The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement and the respective Agreement and Plan of Reorganization.

                                         By Order of the Board of Trustees,

                                         John I. Fitzgerald
                                         Secretary, North American Funds
Boston, Massachusetts
Dated:  September __, 2001

                             SUBJECT TO COMPLETION
                    COMBINED PROXY STATEMENT AND PROSPECTUS

                            SUNAMERICA EQUITY FUNDS
                             NORTH AMERICAN FUNDS
                              ___________________

                   JOINT SPECIAL MEETING OF SHAREHOLDERS OF
                                 BALANCED FUND
                             LARGE CAP GROWTH FUND
                             GROWTH & INCOME FUND
                                      AND
                              MID CAP GROWTH FUND
                                      OF
                             NORTH AMERICAN FUNDS
                              __________________
                               NOVEMBER 7, 2001

     This Proxy Statement and Prospectus describes a proposal to approve or disapprove a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of your Fund, the terms of which are the same in all material respects as the previous investment advisory agreement with AGAM (the "Previous Investment Advisory Agreement").

     The Board of Trustees (the "NAF Board") of North American Funds, a Massachusetts business trust, is seeking your proxy to vote in favor of this proposal at the Joint Special Meeting of Shareholders (the "Meeting") to be held on November 7, 2001.

     In addition, the Meeting also has been called to approve or disapprove the proposed Agreement and Plan of Reorganization (each a "Plan" and collectively, the "Plans") between North American Funds on behalf of each of its investment portfolios set forth below (each an "Acquired Fund" and collectively, the "Acquired Funds") and SunAmerica Equity Funds, a Massachusetts business trust, on behalf of each of its respective investment portfolios set forth below (each an "Acquiring Fund," and collectively, the "Acquiring Funds"):

--------------------------------------------------------------------------------------------------------------------------------
                         Acquired Fund                                                   Acquiring Fund
                         -------------                                                   --------------
--------------------------------------------------------------------------------------------------------------------------------
Balanced Fund  (the "NAF Balanced Fund")                         SunAmerica Balanced Assets Fund (together with the NAF
                                                                 Balanced Fund, the "Balanced Funds" and following the
                                                                 applicable Reorganization, the "Balanced Combined Fund.")
--------------------------------------------------------------------------------------------------------------------------------
Large Cap Growth Fund (the "NAF Large Cap Growth Fund")          SunAmerica Blue Chip Growth Fund (together with the NAF Large
                                                                 Cap Growth Fund, the "Large Cap Growth Funds" and following the applicable Reorganization, the "Blue Chip Growth Combined
                                                                 Fund.")
--------------------------------------------------------------------------------------------------------------------------------
Growth & Income Fund (the "NAF Growth & Income Fund")            SunAmerica Growth and Income Fund (together with the NAF
                                                                 Growth & Income Fund, the "Growth and Income Funds" and
                                                                 following the applicable Reorganization, the "Growth and
                                                                 Income Combined Fund.")
--------------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth Fund (the "NAF Mid Cap Growth Fund")              SunAmerica Growth Opportunities Fund (together with the NAF
                                                                 Mid Cap Growth Fund, the "Mid Cap Growth Funds" and following the applicable Reorganization, the "Growth Opportunities
                                                                 Combined Fund.")
--------------------------------------------------------------------------------------------------------------------------------

                               __________________
 THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
                                   EXCHANGE
    COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
          OF THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION
                    TO THE CONTRARY IS A CRIMINAL OFFENSE.
                              __________________
    THE DATE OF THIS PROXY STATEMENT AND PROSPECTUS IS SEPTEMBER __, 2001.

     Each Plan provides for the acquisition by an Acquiring Fund of substantially all of the assets, and assumption of substantially all of the liabilities, of the respective Acquired Fund, solely in exchange for an equal aggregate value of newly issued shares (the "Corresponding Shares") of such Acquiring Fund (each a "Reorganization" and collectively, the "Reorganizations"). Immediately thereafter, and as part of the respective Reorganization, such Acquired Fund will distribute the Corresponding Shares received in such Reorganization to its shareholders. The consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

     You will receive the same class of Corresponding Shares as the shares of your Fund held by you immediately prior to the applicable Reorganization although the name of the class may be different. For example, if you own Class
C shares of an Acquired Fund, you will receive Class II shares of the respective Acquiring Fund since the Acquiring Funds do not have a class of shares called Class C. The aggregate net asset value of the Corresponding Shares will equal the aggregate net asset value of your shares of the respective Acquired Fund. This means that you may end up with a different number of shares compared to the number that you originally held, but the total dollar value of your shares will be the same.

     The Acquired Funds and the Acquiring Funds sometimes are referred to herein collectively as the "Funds" and individually as a "Fund," as the context requires. The Acquiring Funds following the Reorganizations sometimes are referred to herein collectively as the "Combined Funds" and individually as a "Combined Fund."

     There can be no assurance that, after the Reorganizations, the Combined Funds will achieve their respective investment goals.

     This Proxy Statement and Prospectus serves as a prospectus of SunAmerica Equity Funds under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of the Corresponding Shares by the Acquiring Funds to the Acquired Funds pursuant to the terms of the Reorganizations.

     Both North American Funds and SunAmerica Equity Funds are open-end series management investment companies organized as Massachusetts business trusts.

     Information about the Acquired Funds and the Acquiring Funds is available in other documents that have been filed with the Securities and Exchange Commission (the "Commission"). These other documents are available without charge by writing North American Funds at 286 Congress Street, Boston, Massachusetts 02210, or by calling toll-free 1-800-872-8037 if they relate to the Acquired Funds or by writing SunAmerica Equity Funds at The SunAmerica Center, 733 Third Avenue, New York, New York 10017 or by calling toll-free 1-800-858-8850 if they relate to the Acquiring Funds. These documents are:

   . The prospectus relating to the Acquiring Funds, dated September [20], 2001 (the "Acquiring Funds Prospectus"). (1)(2)

   . The Annual Report to Shareholders of the Acquiring Funds for the year ended September 30, 2000, and the Semi-Annual Report to Shareholders of the Acquiring Funds for the six month period ended March 31, 2001.
          (1)(2)

   . The current prospectuses relating to the Acquired Funds, each dated March 1, 2001, as supplemented (the "Acquired Funds Prospectuses").
          (2)

   . A statement of additional information relating to the Acquiring Funds, dated September [20], 2001 (the "Acquiring Funds Statement").

   . A statement of additional information relating to the Acquired Funds, dated March 1, 2001, as supplemented (the "Acquired Funds Statement").

   . The Annual Report to Shareholders of the Acquired Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of the Acquired Funds for the six month period ended April 30, 2001.

   (1) A copy is included in the package of documents that you received with this Proxy Statement and Prospectus.

   (2) The document is incorporated herein by reference (legally considered to be a part of this Proxy Statement and Prospectus).

     This Proxy Statement and Prospectus sets forth concisely the information about an Acquiring Fund that shareholders of the respective Acquired Fund should know before considering the applicable Reorganization and should be retained for future reference. The Acquired Funds have authorized the solicitation of proxies solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

     Additional information contained in a statement of additional information relating to this Proxy Statement and Prospectus (the "Statement of Additional Information"), including pro forma financial statements of each Combined Fund giving effect to the consummation of the applicable Reorganization, is on file with the Commission. The Statement of Additional Information is available without charge, upon request by calling one of the toll free numbers set forth below or by writing North American Funds or SunAmerica Equity Funds at the addresses set forth below. The Statement of Additional Information, dated [September __, 2001] is incorporated by reference into this Proxy Statement and Prospectus.

     The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, the Acquiring Funds Prospectus, the Acquired Funds Prospectuses, the Acquiring Funds Statement, the Acquired Funds Statement, other material incorporated by reference and other information regarding the Funds.

     The address of the principal executive offices of SunAmerica Equity Funds is The SunAmerica Center, 733 Third Avenue, New York, New York 10017, the telephone number is 1-800-858-8850 and the web address is http://www.sunamericafunds.com. The address of the principal executive offices
------------------------------
of North American Funds is 286 Congress Street, Boston, Massachusetts 02210, the telephone number is 1-800-872-8037 and the web address is http://www.northamericanfunds.com.
---------------------------------    _____________________

                               TABLE OF CONTENTS

                                                                                                                          Page
                                                                                                                          ----
INTRODUCTION ............................................................................................................    2
------------

SUMMARY .................................................................................................................    3
-------

THE MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT ....................................................................    3

THE REORGANIZATIONS .....................................................................................................    4
         FEE TABLES .....................................................................................................    6
         EXAMPLES........................................................................................................   12
         THE FUNDS ......................................................................................................   18
         Business of the Acquired Funds .................................................................................   18
         Business of the Acquiring Funds ................................................................................   18
         Comparison of the Funds ........................................................................................   18

PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS .......................................................................   24
-------------------------------------------------
         Risks of Investing in the Funds.................................................................................   24
         All Funds ......................................................................................................   24
         Balanced Funds .................................................................................................   25
         Growth and Income Funds ........................................................................................   25
         Mid Cap Growth Funds ...........................................................................................   26

PROPOSAL NO. 1: APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT .......................................................   27
-----------------------------------------------------------------
THE MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT.....................................................................   27
BOARD CONSIDERATIONS.....................................................................................................   27
        Description of the New Investment Advisory Agreement.............................................................   28
        Additional Information about AGAM................................................................................   29

PROPOSAL NOS. 2(a)-(d): APPROVAL OF THE PLANS............................................................................   30
---------------------------------------------
COMPARISON OF THE FUNDS .................................................................................................   30
         Investment Policies ............................................................................................   30
         Trustees and Officers ..........................................................................................   32
         Management Arrangements ........................................................................................   35
         Distribution and Shareholder Servicing Arrangements ............................................................   38
         Other Service Agreements with Affiliates .......................................................................   39
         Purchase, Exchange and Redemption of Shares ....................................................................   39
         Performance ....................................................................................................   43
         Shareholder Rights .............................................................................................   47
         Tax Information ................................................................................................   47
         Portfolio Transactions .........................................................................................   47
         Portfolio Turnover .............................................................................................   47
         Additional Information .........................................................................................   48

THE REORGANIZATIONS .....................................................................................................   50
         General ........................................................................................................   50
         Terms of the Plans .............................................................................................   50
         NAF Board Considerations:  Potential Benefits to Shareholders as a Result of the Reorganizations ...............   52
         Federal Income Tax Consequences of the Reorganizations .........................................................   54
         Capitalization .................................................................................................   55

GENERAL .................................................................................................................   57
-------

INFORMATION CONCERNING THE MEETING ......................................................................................   57
         Date, Time and Place of Meeting ................................................................................   57
         Solicitation, Revocation and Use of Proxies ....................................................................   57
         Record Date and Outstanding Shares .............................................................................   57
         Security Ownership of Certain Beneficial Owners and Management of the Funds ....................................   57
         Voting Rights and Required Vote ................................................................................   58

                                 INTRODUCTION
                                 ------------

     This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of North American Funds for use at the Meeting to be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001, at 10:00 a.m., Eastern Time. The mailing address for the Acquired Funds is 286 Congress Street, Boston, Massachusetts 02210. The approximate mailing date of this Proxy Statement and Prospectus is September [27], 2001.

     The shareholders solicited and entitled to vote on Proposals 1, 2a, 2b, 2c and 2d of this Proxy Statement and Prospectus are outlined in the following table:

                       Proposal                                     Fund
                       --------                                     ----
1.        Approval of New Investment Advisory            All Acquired Funds, each voting
          Agreement                                      separately

2.  (a)   Approval of Plan relating to the Balanced      NAF Balanced Fund
          Funds

    (b)   Approval of Plan relating to the Large Cap     NAF Large Cap Growth Fund
          Growth Funds

    (c)   Approval of Plan relating to the Growth and    NAF Growth & Income Fund
          Income Funds

    (d)   Approval of Plan relating to the Mid Cap       NAF Mid Cap Growth Fund
          Growth Funds

________________________________________________________________________________


                                    SUMMARY
                                    -------

     The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the New Investment Advisory Agreement and in the form of the Plans, attached hereto as Exhibits I and II, respectively.

     In this Proxy Statement and Prospectus, the term "Reorganization" refers to
(i) the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of an Acquired Fund by the respective Acquiring Fund solely in exchange for an equal aggregate value of the Corresponding Shares of such Acquiring Fund, and (ii) the subsequent distribution of such Corresponding Shares to the shareholders of the Acquired Fund. The consummation of one Reorganization is not conditioned on the consummation of any other Reorganization.

             THE MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT

     On ____________, 2001, American International Group, Inc. ("AIG"), the parent company of SunAmerica Asset Management Corp. ("SAAMCo"), acquired American General Corporation ("American General"), the parent company of AGAM (the "Merger"). As a result of the Merger, AGAM became a subsidiary of AIG.

     As required by the Investment Company Act of 1940, as amended (the "Investment Company Act"), the Previous Investment Advisory Agreement provided for automatic termination upon assignment. The consummation of the Merger constituted an assignment, as that term is defined in the Investment Company Act, of the Previous Investment Advisory Agreement, and, consequently, its termination.

     At a meeting of the NAF Board held on July 16-17, 2001, the NAF Board, including all of the Trustees who are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) ("NAF Independent Trustees") unanimously approved an interim investment advisory agreement (the "Interim Investment Advisory Agreement") between AGAM and North American Funds with respect to the Acquired Funds in order to allow AGAM to continue to serve as investment adviser for the Acquired Funds after the Merger. Pursuant to the terms of the Interim Investment Advisory Agreement, AGAM is responsible for the management of the investment portfolio of each Acquired Fund and for providing certain administrative services to each Acquired Fund. The terms of the Interim Investment Advisory Agreement are similar in all material respects as those of the Previous Investment Advisory Agreement. Under the Investment Company Act, however, AGAM may continue to serve as the investment adviser for each Acquired Fund beyond an interim period of 150 days only if shareholders of such Acquired Fund approve a new investment advisory agreement with AGAM. Consequently, the NAF Board unanimously approved, and recommended shareholder approval of, the New Investment Advisory Agreement on July 16-17, 2001. The New Investment Advisory Agreement, if approved by shareholders, would take effect immediately upon such approval. The terms of the New Investment Advisory Agreement, including advisory fees, are the same in all material respects as those of the Previous Investment Advisory Agreement. See "Proposal No. 1: Approval of the New Investment Advisory Agreement -- The Merger and the New Investment Advisory Agreement -- Description of the New Investment Advisory Agreement" below for a description of the New Investment Advisory Agreement and the services to be provided by AGAM thereunder. In addition, each of the Acquired Funds has a subadviser that is unaffiliated with AGAM. Each previously existing subadvisory agreement provided that it terminated upon termination of the Previous Investment Advisory Agreement. The NAF Board also approved the continuation of each subadvisory agreement for the Acquired Funds. Such approval was made in accordance with a "Manager of Managers" order granted by the Commission to North American Funds and therefore the new subadvisory agreements for the Acquired Funds do not require shareholder approval.

     In connection with its approval of the New Investment Advisory Agreement, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM. The NAF Board considered that the Merger did not involve any changes in the overall form of the advisory contract, the advisory fees, or any of the Acquired Funds' objectives or policies. As part of their deliberations, the NAF Board took into account the

________________________________________________________________________________

________________________________________________________________________________


following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM; the amount and structure of investment advisers' fees generally and the fees payable under the New Investment Advisory Agreement; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the Merger.

     AGAM is a wholly owned subsidiary of American General. Prior to the Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. SAAMCo is the investment adviser for the Acquiring Funds. SAAMCo has been in the business of investment management since 1982 and as of June 30, 2001, managed, advised and/or administered approximately $28.5 billion of assets. AIG, SAAMCo's parent, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.

                              THE REORGANIZATIONS

     On August 2, 2001, the NAF Board unanimously approved, subject to shareholder approval and completion of the Merger, a proposal that each Acquiring Fund acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of such Acquiring Fund's Corresponding Shares to be distributed to the shareholders of such Acquired Fund. Shareholders holding Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I shares, respectively, of the respective Acquiring Fund. See "Proposals Nos. 2(a) - (d): Approval of the Plans -- Comparison of the Funds Purchase, Exchange and Redemption of Shares" below, "Shareholder Account Information" in the Acquiring Funds Prospectus and "Section III: Investing in the North American Funds" in the Acquired Funds Prospectuses for a description of these share classes. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

     In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the NAF Independent Trustees regarding the legal issues involved, the NAF Board considered that, following each Reorganization, shareholders of an Acquired Fund will remain invested in a mutual fund which has substantially the same investment objective and similar, though not identical, investment techniques. The NAF Board also identified and considered certain potential benefits to shareholders that are likely to result from the Reorganizations. An advantage to shareholders identified by the NAF Board relates to the potential for reduced operating expenses due to economies of scale. The net assets of each Acquiring Fund would increase by the amount of the net assets of each of the respective Acquired Funds at the time of the Reorganizations. See "Proposals Nos. 2(a) - (d):
Approval of the Plans -- The Reorganizations -- NAF Board Considerations:
Potential Benefits to Shareholders as a Result of the Reorganizations" for more detailed information regarding the net assets of each Fund. With respect to the Growth and Income Combined Fund [and the Growth Opportunities Combined Fund], this increase in net assets may cause a lower advisory fee rate to apply in accordance with the advisory fee breakpoint schedule applicable to such Acquiring Fund[s]. See "Proposals Nos. 2(a) - (d): Approval of the Plans -- Comparison of the Funds -- Management Arrangements -- Comparison of Management and Administrative Arrangements and Fees -- Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement." Since the fixed expenses of the Combined Funds will be spread over a larger asset base, management anticipates that all Acquired Funds are likely to benefit from reduced overall operating expenses over time as a result of economies of scale expected after the Reorganizations. Because SunAmerica has broad distribution channels, it is also possible that the asset base for the Combined Funds will increase over the long term, which would tend to result in a lower overall operating expense ratio. Of course, there is no guarantee that such increases in asset base would in fact occur. See "-- Fee Tables" and "Proposals Nos. 2(a)
- (d): Approval of the Plans -- The Reorganizations -- NAF Board Considerations:
Potential Benefits to Shareholders as a Result of the Reorganizations" for additional information regarding the total and net operating expenses, as a percentage of net assets, for the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed on March 31, 2001.


________________________________________________________________________________

________________________________________________________________________________


     The NAF Board, including all of the NAF Independent Trustees, has determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, has determined that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time (as defined herein). Although, as a result of the Reorganizations, a shareholder of an Acquired Fund may receive shares of the respective Acquiring Fund which represent a smaller percentage of ownership in the respective Acquiring Fund than he or she held in that Acquired Fund prior to the respective Reorganization, the total dollar value of the shares will be the same.

     The NAF Board unanimously recommends that you vote FOR the Plan relating to the Reorganization involving your Fund. Your Board has based this recommendation on its consideration of the principal reasons underlying each Reorganization, including the following: the fact that following each Reorganization, shareholders of each Acquired Fund would remain invested in a mutual fund having substantially the same investment objective and similar investment techniques; the fees and expenses of the Acquired Funds, the Acquiring Funds and the Combined Funds; potential benefits to shareholders likely to result from each Reorganization, such as the potential for reduced operating expenses over time due to economies of scale; and the fact that the Reorganizations will not result in dilution of the interests of Acquired Fund shareholders. For a more detailed discussion of the factors considered by your Board in approving the Reorganizations, see "Proposals Nos. 2(a) - (d): The Reorganizations -- NAF Board Considerations: Potential Benefits to Shareholders as a result of the Reorganizations" below.

     If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that (i) AGAM will continue to serve as the investment adviser of the Acquired Funds until the closing of the Reorganizations (which is currently anticipated to occur during the fourth calendar quarter of 2001), (ii) the Reorganizations will occur as soon as practicable thereafter, provided that the Funds have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set forth in the Plans, and (iii) after the consummation of the Reorganizations, SAAMCo will manage the assets of the Acquired Funds as part of the Combined Funds. The Plans may be terminated, and the Reorganizations abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Closing Date (as defined herein), (i) by mutual agreement of the NAF Board and the Board of Trustees of SunAmerica Equity Funds (the "SunAmerica Board"); (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.


________________________________________________________________________________

                                  FEE TABLES


Actual Fee Table for Shareholders of each of the Acquired Funds+ and each of the Acquiring Funds (as of September 30, 2000) and Pro Forma Fee Table for each of the Combined Funds (as of March 31, 2001).

                                                                     NAF Balanced Fund                 SunAmerica Balanced Fund
                                                                                       Institutional
                                                        Class A   Class B    Class C     Class I      Class A   Class B  Class II
                                                        -------   -------    -------     -------      -------   -------  --------
Shareholder Fees (fees paid directly from your
investment):
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)(1)...      5.75%      None       None         None        5.75%      None      1.00%

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption price, whichever is lower)(2)...........       None     5.00%      1.00%         None         None     5.00%      1.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends...............................       None      None       None         None         None      None       None

Redemption Fee(3) .................................       None      None       None         None         None      None       None

Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses
that are deducted from Fund assets):
     Management Fees...............................      0.77%     0.77%      0.77%        0.77%        0.73%     0.73%      0.73%
     Distribution and/or Service (12b-1) Fees(4)...      0.35%     1.00%      1.00%         None        0.35%     1.00%      1.00%
     Other Expenses................................      0.61%     0.61%      0.61%        0.86%        0.36%     0.33%      0.39%
Total Annual Fund Operating Expenses Before
Expense Reimbursement..............................      1.73%     2.38%      2.38%        1.63%        1.44%     2.06%      2.12%

Expense Reimbursement(5)(6)........................      0.02%     0.02%      0.02%        0.02%          --        --       0.07%

Net Expenses.......................................      1.71%     2.36%      2.36%        1.61%        1.44%     2.06%      2.05%


                                                             Pro Forma Balanced Combined Fund*

                                                         Class A   Class B    Class II     Class I**
                                                         -------   -------    --------     -------
Shareholder Fees (fees paid directly from your
investment):
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)(1)....      5.75%     None      1.00%         None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption price, whichever is lower)(2)............       None    5.00%      1.00%         None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends................................       None     None       None         None

Redemption Fee(3) ..................................       None     None       None         None

Annual Fund Operating Expenses
(as a percentage of average net assets) (expenses
that are deducted from Fund assets):
     Management Fees................................      0.73%    0.73%      0.73%        0.73%
     Distribution and/or Service (12b-1) Fees(4)....      0.35%    1.00%      1.00%         None
     Other Expenses.................................      0.35%    0.33%      0.38%        0.77%
Total Annual Fund Operating Expenses Before
Expense Reimbursement...............................      1.43%    2.06%      2.11%        1.50%

Expense Reimbursement(5)(6).........................        --       --         --         0.17%

Net Expenses........................................      1.43%    2.06%      2.11%        1.33%

                                                               NAF Large Cap Growth Fund          SunAmerica Blue Chip Growth Fund
                                                                                    Institutional
                                                      Class A   Class B    Class C     Class I     Class A     Class B     Class II
                                                      -------   -------    -------     -------     -------     -------     --------
Shareholder Fees (fees paid directly from your
investment):
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)(1).....  5.75%      None       None        None        5.75%        None       1.00%

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption
price, whichever is lower)(2)........................   None     5.00%      1.00%        None         None       5.00%       1.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends.................................   None      None       None        None         None        None        None

Redemption Fee(3) ...................................   None      None       None        None         None        None        None

Annual Fund Operating Expenses
(as a percentage of average net assets)(expenses
that are deducted from Fund assets):
     Management Fees.................................  0.90%     0.90%      0.90%       0.90%        0.75%       0.75%       0.75%
     Distribution and/or Service (12b-1) Fees(4).....  0.35%     1.00%      1.00%        None        0.35%       1.00%       1.00%
     Other Expenses..................................  0.61%     0.61%      0.61%       0.86%        0.33%       0.34%       0.59%
Total Annual Fund Operating Expenses Before
Expense Reimbursement................................  1.86%     2.51%      2.51%       1.76%        1.43%       2.09%       2.34%

Expense Reimbursement(5)(6)..........................  0.49%     0.49%      0.49%       0.49%         --           --        0.17%

Net Expenses.........................................  1.37%     2.02%      2.02%       1.27%        1.43%       2.09%       2.17%


                                                       Pro Forma Blue Chip Growth Combined Fund*

                                                      Class A   Class B    Class II    Class I**
                                                      -------   -------    --------    -------
Shareholder Fees (fees paid directly from your
investment):
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)(1).....  5.75%      None      1.00%        None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption
price, whichever is lower)(2)........................   None     5.00%      1.00%        None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends.................................   None      None       None        None

Redemption Fee(3) ...................................   None      None       None        None

Annual Fund Operating Expenses
(as a percentage of average net assets)(expenses
that are deducted from Fund assets):
     Management Fees.................................  0.75%     0.75%      0.75%       0.75%
     Distribution and/or Service (12b-1) Fees(4).....  0.35%     1.00%      1.00%        None
     Other Expenses..................................  0.33%     0.34%      0.41%       0.68%
Total Annual Fund Operating Expenses Before
Expense Reimbursement................................  1.43%     2.09%      2.16%       1.43%

Expense Reimbursement(5)(6)..........................   --        --         --         0.10%

Net Expenses.........................................  1.43%     2.09%      2.16%       1.33%

                                                     NAF Growth & Income Fund                 SunAmerica Growth and Income Fund
                                                                                Institutional
                                                  Class A   Class B    Class C     Class I     Class A     Class B     Class II
                                                  -------   -------    -------     -------     -------     -------     --------
Shareholder Fees (fees paid directly from
your investment):
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)(1)...................................         5.75%     None       None        None        5.75%       None         1.00%

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption price, whichever is lower)(2)....         None      5.00%      1.00%       None        None        5.00%        1.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends........................         None      None       None        None        None        None         None

Redemption Fee(3) ..........................         None      None       None        None        None        None         None

Annual Fund Operating Expenses
(as a percentage of average net assets)
(expenses that are deducted from Fund
assets):
     Management Fees........................         0.67%     0.67%      0.67%       0.67%       0.75%       0.75%        0.75%
     Distribution and/or Service (12b-1)
     Fees(4)................................         0.35%     1.00%      1.00%       None        0.35%       1.00%        1.00%
     Other Expenses.........................         0.63%     0.63%      0.63%       0.88%       0.34%       0.32%        0.36%
Total Annual Fund Operating Expenses Before
Expense Reimbursement.......................         1.65%     2.30%      2.30%       1.55%       1.44%       2.07%        2.11%

Expense Reimbursement(5)(6).................         0.19%     0.19%      0.19%       0.19%         --          --         0.01%

Net Expenses................................         1.46%     2.11%      2.11%       1.36%       1.44%       2.07%        2.10%

                                                  Pro Forma Growth and Income Combined Fund*

                                                  Class A   Class B    Class II     Class I**
                                                  -------   -------    --------     -------
Shareholder Fees (fees paid directly from
your investment):
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price)(1)...................................         5.75%     None       1.00%       None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or
redemption price, whichever is lower)(2)....         None      5.00%      1.00%       None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends........................         None      None       None        None

Redemption Fee(3) ..........................         None      None       None        None

Annual Fund Operating Expenses
(as a percentage of average net assets)
(expenses that are deducted from Fund
 assets):
     Management Fees........................         0.73%     0.73%      0.73%       0.73%
     Distribution and/or Service (12b-1)
     Fees(4)................................         0.35%     1.00%      1.00%       None
     Other Expenses.........................         0.34%     0.32%      0.34%       0.68%
Total Annual Fund Operating Expenses Before
Expense Reimbursement.......................         1.42%     2.05%      2.07%       1.41%

Expense Reimbursement(5)(6).................           --        --         --        0.09%

Net Expenses................................         1.42%     2.05%      2.07%       1.32%

                                                           NAF Mid Cap Growth Fund            SunAmerica Growth Opportunities Fund
                                                                               Institutional
                                                     Class A  Class B  Class C    Class I         Class A   Class B    Class II
                                                     -------  -------  -------    -------         -------   -------    --------
Shareholder Fees (fees paid directly from your
investment):
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)(1).... 5.75%     None     None        None           5.75%     None       1.00%

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption
price, whichever is lower)(2)....................... None      5.00%    1.00%       None           None      5.00%      1.00%

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends........................................... None      None     None        None           None      None       None

Redemption Fee(3)................................... None      None     None        None           None      None       None

Annual Fund Operating Expenses (as a percentage of
average net assets) (expenses that are deducted
from Fund assets):
     Management Fees................................ 0.93%     0.93%    0.93%       0.93%          0.75%     0.75%      0.75%
     Distribution and/or Service (12b-1) Fees(4).... 0.35%     1.00%    1.00%       None           0.35%     1.00%      1.00%
     Other Expenses................................. 0.63%     0.63%    0.63%       0.88%          0.33%     0.35%      0.35%
Total Annual Fund Operating Expenses Before Expense
Reimbursement....................................... 1.91%     2.56%    2.56%       1.81%          1.43%     2.10%      2.10%

Expense Reimbursement(5)(6)......................... 0.38%     0.38%    0.38%       0.38%           --        --        0.01%

Net Expenses........................................ 1.53%     2.18%    2.18%       1.43%          1.43%     2.10%      2.09%

                                                       Pro Forma Growth Opportunities Combined Fund*

                                                     Class A  Class B  Class II   Class I**
                                                     -------  -------  --------   -------
Shareholder Fees (fees paid directly from your
investment):
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering price)(1).... 5.75%     None      1.00%       None

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price or redemption
price, whichever is lower)(2)....................... None      5.00%     1.00%       None

Maximum Sales Charge (Load) Imposed on Reinvested
Dividends........................................... None      None      None        None

Redemption Fee(3)................................... None      None      None        None

Annual Fund Operating Expenses (as a percentage of
average net assets) (expenses that are deducted from
Fund assets):
     Management Fees................................ 0.75%     0.75%     0.75%       0.75%
     Distribution and/or Service (12b-1) Fees(4).... 0.35%     1.00%     1.00%       None
     Other Expenses................................. 0.33%     0.35%     0.35%       0.74%
Total Annual Fund Operating Expenses Before Expense
Reimbursement....................................... 1.43%     2.10%     2.10%       1.49%

Expense Reimbursement(5)(6).........................  --        --        --         0.16%

Net Expenses........................................ 1.43%     2.10%     2.10%       1.33%


---------------------
+   As reflected in the Acquired Fund Prospectuses.

* "Other Expenses," "Total Annual Fund Operating Expenses Before Expense Reimbursement" and "Expense Reimbursement" are estimated.

** Each Combined Fund will commence offering Class I shares upon completion of the applicable Reorganization.

(1) The front-end sales charge on Class A shares decreases with the size of the purchase of $1 million or more.

(2) With respect to the Acquired Funds, (i) purchases of Class A of $1 million or more are subject to a CDSC of 1.00% on redemptions made with one year of purchase, (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the Acquired Funds' CSDS schedule set forth under "Proposals Nos. 2(a)-(d): Approval of the Plans--Comparison of the Funds--Purchase, Exchange and Redemption of Shares," and (iii) the CDSC on Class C shares applies only if shares are redeemed within one year of their purchase. See the Acquired Funds Prospectuses for more information regarding the CDSCs applicable to the Acquired Funds. The CDSC schedules applicable to Class B and Class C shares of an Acquired Fund will continue to apply to the respective Corresponding Shares received in the applicable reorganization by shareholders of a Combined Fund who were shareholders of the corresponding Acquired Fund as of the date of the closing of such Reorganization (even if you exchange your shares for shares of another fund distributed by SACS). Future purchases of Class A, Class B or Class II shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund.

    With respect to the Acquiring Funds (and to future purchases of Class A, Class B or Class II shares of the Combined Funds after the closing of the Reorganization), (i) purchases of Class A shares over $1 million are subject to a CDSC on redemptions made within two years of purchase (1.00% on shares sold within one year of purchase and 0.50% on shares sold after the first year and within the second year after purchase), (ii) the CDSC on Class B shares applies only if shares are redeemed with six years of their purchase in accordance with the Acquiring Funds' CDSC schedule set forth under "Proposals Nos. 2(a)-(d): Approval of the Plans--Comparison of the Funds-- Purchase, Exchange and Redemption of Shares," and (iii) the CSDC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See the Acquiring Funds Prospectus for more information about the CDSCs applicable to the Acquiring Fund and the Combined Funds.

(3) In the case of the Acquiring Funds (and hence the Combined Funds) a $15.00 fee may be imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of a Fund's assets on an on-going, basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) With respect to each Acquired Fund, amounts reflect AGAM's contractual obligation to waive, and to the extent necessary, reimburse certain fees and expenses of such Acquired Fund through February 28, 2002. If shareholders do not approve the Reorganizations, three is no assurance AGAM would continue to provide such fee reductions and expense reimbursements past such date.


(6) With respect to Class II shares of the Acquiring Funds and Class I shares of the Combined Funds, the SunAmerica Board, including a majority of the Trustees who are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) (the "SunAmerica Independent Trustees"), approved the Acquiring Funds' (and hence the Combined Funds') Investment Advisory and Management Agreement with SAAMCo subject to the next expense ratios set forth above. SunAmerica will waive fees reimburse expense should the Total Annual Fund Operating Expenses Before Expense Reimbursement be higher than the net to expense ratio. SunAmerica may not increase such ratios, which are contractually required by agreement with the SunAmerica Board, without the approval of the SunAmerica Board, including a majority of the SunAmerica Independent Trustees. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the SunAmerica Board, including a majority of the SunAmerica Independent Trustees.

     The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the consummation of the Reorganizations. All pro forma amounts are based on what the estimated expenses of the Pro Forma Combined Funds would be assuming the Reorganizations were completed on March 31, 2001.

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.

EXAMPLES:

                                                                                       Cumulative Expenses Paid for the Period of:
                                                                                    -----------------------------------------------
                                                                                      1 Year      3 Years   5 Years    10 Years(2)
                                                                                    ---------   ---------- --------   -------------
An investor would pay the following expenses on a $10,000 investment, assuming
     (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.

Expenses if you did redeem your shares at the end of the period:
                ---


     NAF Balanced Fund(1)
        (Class A shares)............................................................   $739        $1,087    $1,458      $2,497
        (Class B shares)............................................................    739         1,141     1,469       2,553
        (Class C shares)............................................................    339           741     1,269       2,715
        (Institutional Class I shares)..............................................    164           512       885       1,931

     SunAmerica Balanced Fund
        (Class A shares)............................................................   $713        $1,004    $1,317      $2,200
        (Class B shares)............................................................    709           946     1,308       2,231
        (Class II shares)(1)........................................................    406           736     1,192       2,455

     Pro Forma Combined Balanced Fund*
        (Class A shares)............................................................   $712        $1,001    $1,312      $2,190
        (Class B shares)............................................................    709           946     1,308       2,228
        (Class II shares)...........................................................    412           754     1,223       2,517
        (Class I shares)(1).........................................................    135           421       729       1,601

     NAF Large Cap Growth Fund(1)
        (Class A shares)............................................................   $706        $1,081    $1,480      $2,592
        (Class B shares)............................................................    705         1,135     1,492       2,649
        (Class C shares)............................................................    305           735     1,292       2,809
        (Institutional Class I shares)..............................................    129           506       908       2,033

                                                                                       Cumulative Expenses Paid for the Period of:
                                                                                    -----------------------------------------------
                                                                                      1 Year      3 Years   5 Years    10 Years(2)
                                                                                    ---------   ---------- --------   -------------
An investor would pay the following expenses on a $10,000 investment, assuming
     (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.

Expenses if you did redeem your shares at the end of the period:
                ---

                 SunAmerica Blue Chip Growth Fund
                    (Class A shares)................................................   $712       $1,001    $1,312      $2,190
                    (Class B shares)................................................    712          955     1,324       2,252
                    (Class II shares)(1)............................................    418          772     1,253       2,578

                 Pro Forma Combined Blue Chip Growth Fund*
                    (Class A shares)................................................   $712       $1,001   $1,312       $2,190
                    (Class B shares)................................................    712          955    1,324        2,252
                    (Class II shares)...............................................    417          769    1,248        2,568
                    (Class I shares)(1).............................................    135          421      729        1,601

                 NAF Growth & Income Fund(1)

                    (Class A shares)................................................   $715       $1,048   $1,404       $2 402
                    (Class B shares)................................................    714        1,100    1,413        2,458
                    (Class C shares)................................................    314          700    1,213        2,621
                    (Institutional Class I shares)..................................    138          471      827        1,829

                 SunAmerica Growth and Income Fund
                    (Class A shares)................................................   $713       $1,004   $1,317       $2,200
                    (Class B shares)................................................    710          949    1,314        2,239
                    (Class II shares)(1)............................................    411          751    1,218        2,507

                 Pro Forma Combined Growth and Income Fund*
                    (Class A shares)................................................   $711       $  999   $1,307       $2,179
                    (Class B shares)................................................    708          943    1,303        2,218
                    (Class II shares)...............................................    408          742    1,202        2,476
                    (Class I shares)(1).............................................    134          418      723        1,590

                                                                                       Cumulative Expenses Paid for the Period of:
                                                                                    ----------------------------------------------
                                                                                      1 Year      3 Years   5 Years    10 Years(2)
                                                                                    ---------   ---------- --------   ------------
An investor would pay the following expenses on a $10,000 investment, assuming
     (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.

Expenses if you did redeem your shares at the end of the period:
                ---

                 NAF Mid Cap Growth Fund(1)
                    (Class A shares)...............................................   $722        $1,106    $1,514     $2,650
                    (Class B shares)...............................................    721         1,160     1,526      2,708
                    (Class C shares)...............................................    321           760     1,326      2,867
                    (Institutional Class I shares).................................    146           533       945      2,095

                 SunAmerica Growth Opportunities Fund
                    (Class A shares)...............................................   $712        $1,001    $1,312     $2,190
                    (Class B shares)...............................................    713           958     1,329      2,260
                    (Class II shares)(1)...........................................    410           748     1,212      2,497

                 Pro Forma Combined Growth Opportunities Fund*
                    (Class A shares)...............................................   $712        $1,001    $1,312     $2,190
                    (Class B shares)...............................................    713           958     1,329      2,260
                    (Class II shares)..............................................    411           751     1,218      2,507
                    (Class I shares)(1)............................................    135           421       729      1,601

                                                                                        Cumulative Expenses Paid for the Period of:
                                                                                      ---------------------------------------------
                                                                                       1 Year     3 Years    5 Years   10 Years(2)

                                                                                      -------   ---------  ---------  -------------
An investor would pay the following expenses on a $10,000 investment, assuming
     (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.
Expenses if you did not redeem your shares at the end of the period:
                -------
       NAF Balanced Fund(1)
          (Class A shares).......................................................        $739     $1,087      $1,458     $2,497
          (Class B shares).......................................................         239        741       1,269      2,553
          (Class C shares).......................................................         239        741       1,269      2,715
          (Institutional Class I shares).........................................         164        512         885      1,931

       SunAmerica Balanced Fund
          (Class A shares).......................................................        $713     $1,004      $1,317     $2,200
          (Class B shares).......................................................         209        646       1,108      2,231
          (Class II shares)(1)...................................................         306        736       1,192      2,455

       Pro Forma Combined Balanced Fund*
          (Class A shares).......................................................        $712     $1,001      $1,312     $2,190
          (Class B shares).......................................................         209        646       1,108      2,228
          (Class II shares)......................................................         312        754       1,223      2,517
          (Class I shares)(1)....................................................         135        421         729      1,601

       NAF Large Cap Growth Fund(1)
          (Class A shares).......................................................        $706     $1,081      $1,480     $2,592
          (Class B shares).......................................................         205        735       1,292      2,649
          (Class C shares).......................................................         205        735       1,292      2,809
          (Institutional Class I shares).........................................         129        506         908      2,033

       SunAmerica Blue Chip Growth Fund
          (Class A shares).......................................................        $712     $1,001      $1,312     $2,190
          (Class B shares).......................................................         212        655       1,124      2,252
          (Class II shares)(1)...................................................         318        772       1,253      2,578

                                                                                       Cumulative Expenses Paid for the Period of:
                                                                                      ---------------------------------------------
                                                                                       1 Year     3 Years    5 Years   10 Years(2)

                                                                                      -------    ---------  ---------  ------------
An investor would pay the following expenses on a $10,000 investment, assuming
     (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.
Expenses if you did not redeem your shares at the end of the period:
                -------
       Pro Forma Combined Blue Chip Growth Fund*
          (Class A shares).......................................................      $ 712    $ 1,001     $ 1,312    $ 2,190
          (Class B shares).......................................................        212        655       1,124      2,252
          (Class II shares)......................................................        317        769       1,248      2,568
          (Class I shares)(1)....................................................        135        421         729      1,601

       NAF Growth & Income Fund(1)
          (Class A shares).......................................................      $ 715    $ 1,048     $ 1,404    $ 2,402
          (Class B shares).......................................................        214        700       1,213      2,458
          (Class C shares).......................................................        214        700       1,213      2,621
          (Institutional Class I shares).........................................        138        471         827      1,829

       SunAmerica Growth and Income Fund
          (Class A shares).......................................................      $ 713    $ 1,004     $ 1,317    $ 2.200
          (Class B shares).......................................................        210        649       1,114      2,239
          (Class II shares)(1)...................................................        311        751       1,218      2,507

       Pro Forma Combined Growth and Income Fund*
          (Class A shares).......................................................      $ 711    $   999     $ 1,307    $ 2,179
          (Class B shares).......................................................        208        643       1,103      2,218
          (Class II shares)......................................................        308        742       1,202      2,476
          (Class I shares)(1)....................................................        134        418         723      1,590

       NAF Mid Cap Growth Fund(1)
          (Class A shares).......................................................      $ 722    $ 1,106     $ 1,514    $ 2,650
          (Class B shares).......................................................        221        760       1,326      2,708
          (Class C shares).......................................................        221        760       1,326      2,867
          (Institutional Class I shares).........................................        146        533         945      2,095

                                                                                       Cumulative Expenses Paid for the Period of:
                                                                                      ---------------------------------------------
                                                                                       1 Year     3 Years    5 Years   10 Years(2)

                                                                                      -------    ---------  ---------  ------------
An investor would pay the following expenses on a $10,000 investment, assuming
     (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund, and (2) a 5% annual return throughout the period.
Expenses if you did not redeem your shares at the end of the period:
                ------
        SunAmerica Growth Opportunities Fund
           (Class A shares)......................................................        712      1,001        1,312     2,190
           (Class B shares)......................................................        213        658        1,129     2,260
           (Class II shares)(1)..................................................        310        748        1,212     2,497

        Pro Forma Combined Growth Opportunities Fund*
           (Class A shares)......................................................        712      1,001        1,312     2,190
           (Class B shares)......................................................        213        658        1,129     2,260
           (Class II shares).....................................................        311        751        1,218     2,507
           (Class I shares)(1)...................................................        135        421          729     1,601

__________

*    Assuming the Reorganization had taken place on March 31, 2001.

(1) Expenses used for the Example include fee waivers and expense reimbursements described in footnotes (5) and/or (6) above under "--Fee Tables."

(2) Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.

The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See "Proposals Nos. 2(a) - (d): Approval of the Plans -- The Reorganizations -- Potential Benefits to Shareholders as a Result of the Reorganizations," "Proposals Nos. 2(a) - (d): Approval of the Plans--Comparison of the Funds -- Management Arrangements," and "-- Purchase, Exchange and Redemption of Shares."

                                   THE FUNDS

Business of the Acquired Funds

     Each Acquired Fund is organized as a separate investment portfolio or series of North American Funds, a Massachusetts business trust, which was established on September 28, 1988 pursuant to its Declaration of Trust.

Business of the Acquiring Funds

     Each Acquiring Fund is organized as a separate investment portfolio or series of SunAmerica Equity Funds, a Massachusetts business trust, which was established on June 18, 1986 pursuant to a Declaration of Trust.

Comparison of the Funds

     A discussion of the investment objectives and principal investment policies of the Funds is set forth below. Those objectives and policies that are identified as fundamental may not be changed without shareholder approval. The investment objective of each of the Acquired Funds is fundamental and the investment objective of each of the Acquiring Funds is non-fundamental. Each of the Funds is diversified within the meaning of the Investment Company Act. The discussion below uses the terms "growth strategy" and "value strategy." A growth strategy refers to a strategy of investing in securities believed to offer the potential for capital appreciation. A value strategy refers to a strategy of investing in securities believed to be undervalued in the market.

                                Balanced Funds

Investment Objectives
---------------------

     The NAF Balanced Fund seeks to provide its shareholders with current income and capital appreciation, while the SunAmerica Balanced Fund seeks to provide its shareholders with conservation of principal and capital appreciation. Although the NAF Balanced Fund seeks current income while the SunAmerica Balanced Fund does not, both Funds seek capital appreciation and pursue their objectives through similar strategies.

Investment Policies
-------------------

Strategies. Both Balanced Funds pursue their respective investment objectives by investing in a combination of common stocks and fixed-income securities.

Equity Securities. The portion of the NAF Balanced Fund's portfolio invested in equity securities emphasizes U.S. and foreign common stocks of companies that the NAF Balanced Fund's subadviser believes to have better-than-average earnings growth potential, as well as companies within industries believed to be well-positioned for the current and expected economic climate. This may be considered to be a growth strategy. The NAF Balanced Fund is not focused on companies with a particular size of market capitalization. The SunAmerica Balanced Fund also selects equity securities as part of its asset allocation by using a growth strategy. The SunAmerica Balanced Fund actively trades in common stocks that demonstrate the potential for capital appreciation issued by companies with over $1.5 billion in market capitalization.

Fixed-Income Securities. Both Funds invest at least 25% of their assets in senior fixed-income securities, primarily investment grade debt securities. The fixed income component of the SunAmerica Balanced Fund may exceed 25% when the Fund's adviser believes such an adjustment in portfolio mix to be necessary in order to conserve principal, such as in anticipation of a decline in the equities market. The SunAmerica Balanced Fund may invest up to 15% of its total assets in securities rated below investment grade. The Acquired Fund is not subject to this limit.

                            Large Cap Growth Funds

Investment Objectives
---------------------

The NAF Large Cap Growth Fund seeks long-term capital growth and the SunAmerica Blue Chip Growth Fund seeks capital appreciation. These investment objectives are substantially similar.

Investment Policies
-------------------

Strategies. Both Large Cap Growth Funds pursue their respective investment objectives through a growth strategy by investing primarily in common stocks of large-cap companies (approximately $9 billion or more in market capitalization).

Equity Securities. The NAF Large Cap Growth Fund invests at least 65% of its total assets in the common stocks of well-established, high-quality growth companies whose earnings are expected by the Fund's subadviser to increase faster than the market average. The SunAmerica Blue Chip Growth Fund actively trades in common stocks of large-cap companies that offer the potential for capital appreciation.

                            Growth and Income Funds

Investment Objectives
---------------------

The NAF Growth & Income Fund seeks long-term growth of capital and income consistent with prudent investment risk, while the SunAmerica Growth and Income Fund seeks to provide its shareholders with capital appreciation and current income. These investment objectives are substantially similar.

Investment Policies
-------------------

Strategies. Both Growth and Income Funds pursue their respective investment objectives by investing primarily in dividend-paying common stocks of U.S. issuers.

Equity Securities. The NAF Growth & Income Fund typically invests in a diversified portfolio of common stocks of larger U.S. companies that the Fund's subadviser believes are of high quality. The NAF Growth & Income Fund may participate in the initial public offering ("IPO") market, and a portion of the Fund's returns may be attributable to the Fund's investments in IPOs. The SunAmerica Growth and Income Fund selects equity securities by using a growth and value strategy. The SunAmerica Growth and Income Fund actively trades in common stocks that offer the potential for capital appreciation and that are believed to be undervalued.


                             Mid Cap Growth Funds

Investment Objectives
---------------------

The investment objective of the NAF Mid Cap Growth Fund is long-term capital appreciation, while the investment objective of the SunAmerica Growth Opportunities Fund is capital appreciation. These investment objectives are substantially similar.

Investment Policies
-------------------

Strategies. Both Mid Cap Growth Funds pursue their respective investment objectives by investing in common stocks of mid-cap companies that offer the potential for capital appreciation. [The NAF Mid Cap Growth Fund considers mid-cap companies to be those that have market capitalizations ranging from approximately $2 billion to $15 billion, whereas the SunAmerica Growth Opportunities Fund considers mid-cap companies to be those with market capitalizations within the Style Box categories designed by Morningstar, Inc. Currently, this range is between $1.4 billion and $9.9 billion.] Both Mid Cap Growth Funds select securities using a growth strategy.

Equity Securities. The core of the NAF Mid Cap Growth Fund's portfolio will be invested in securities of established companies that are leaders in attractive growth markets with a history of strong returns. The NAF Mid Cap Growth Fund's strategy relies on many short-term factors including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions. Consequently, the NAF Mid Cap Growth Fund's investments usually will be bought and sold frequently, which may cause the Fund to incur higher trading costs and/or to have a relatively high amount of short-term capital gains, which are generally taxable at ordinary income tax rates. The SunAmerica Growth Opportunities Fund invests in common stocks that demonstrate the potential for capital appreciation, issued generally by mid-cap companies. Although both Mid Cap Growth Funds may invest in technology companies, such investments may at times constitute a significant portion of the SunAmerica Growth Opportunities Fund's portfolio. In addition, a significant portion of the SunAmerica Growth Opportunities Fund's assets also may be invested in common stocks of small-cap and large-cap companies. [Within the Style Box categories designed by Morningstar, Inc., the capitalization ranges are currently below $1.4 billion for small-cap companies and $9.9 billion or more for large-cap companies.]

Fixed-Income Securities. The NAF Mid Cap Growth Fund also has the flexibility of investing in other types of securities, including preferred stocks, convertible securities and bonds. The SunAmerica Growth Opportunities Fund may also invest in these securities, and under normal circumstances, may invest up to 35% of its total assets in debt securities that have the potential for capital appreciation and are rated "BBB" or higher by Standard & Poor's Ratings Services, a Division of McGraw-Hill Companies, Inc. ("Standard & Poor's) or "Baa" or higher by Moody's Investors Service, Inc. ("Moody's") (or unrated securities of equivalent quality).

                                   All Funds

Principal Risk Factors
----------------------

     For a discussion of the principal risks of investing in each Fund, see "Principal Risk Factors and Special Considerations."

Trustees and Officers
---------------------

     Each of North American Funds and SunAmerica Equity Funds is governed by a Board of Trustees that meets regularly to review its respective Funds' investments, performance, expenses, and other business affairs. Each Board of Trustees elects its respective Funds' officers.

Management Arrangements
-----------------------

     Comparison of Management and Administrative Arrangements and Fees. AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund. See "Proposals Nos. 2(a) - (d): Approval of the Plans -- Comparison of the Funds -- Management Arrangements -- Comparison of Management and Administrative Arrangements and Fees" for more detailed information regarding the advisory arrangements of the Funds.

     The table below sets forth the fees, as a percentage of average daily net assets, payable by each Acquired Fund to AGAM for its management and administrative services:

--------------------------------------------------------------------------------------------------------------------------
Acquired Fund:                                                             Advisory Fee:
--------------------------------------------------------------------------------------------------------------------------
                                      First $50 Million    Between $50 Million       Between $200        Excess over $500
                                                                   and               Million and             Million
                                                               $200 Million          $500 Million
--------------------------------------------------------------------------------------------------------------------------
NAF Balanced Fund                                  0.775%                0.775%                0.675%                0.625%
--------------------------------------------------------------------------------------------------------------------------
NAF Large Cap Growth Fund                          0.900%                0.850%                0.825%                0.800%
--------------------------------------------------------------------------------------------------------------------------
NAF Growth & Income Fund                           0.725%                0.675%                0.625%                0.550%
--------------------------------------------------------------------------------------------------------------------------
NAF Mid Cap Growth Fund                            0.925%                0.900%                0.875%                0.850%
--------------------------------------------------------------------------------------------------------------------------

     As compensation for its management and administrative services to the Acquiring Funds, SAAMCo receives a fee, as a percentage of average daily net assets, from each Acquiring Fund, at the annual rate of 0.75% on the first $350 million, 0.70% on the next $350 million and 0.65% on the excess over $700 million.

     The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Funds. After the Reorganizations, the net assets of each Combined Fund will increase by the amount of the net assets of the respective Acquired Fund. With respect to the Growth and Income Combined Fund [and the Growth Opportunities Combined Fund], this increase in net assets may cause a lower advisory fee rate to apply in accordance with the breakpoint schedule referenced above. The table below sets forth the pro forma effective fee rate of each Combined Fund as of March 31, 2001, as a percentage of average daily net assets, assuming the Reorganizations had been completed as of such date:

------------------------------------------------------------------------------------------------------------------
Combined Fund:                                           Pro Forma Effective Advisory Fee Rate:
------------------------------------------------------------------------------------------------------------------
Combined Balanced Fund                                   0.73%
------------------------------------------------------------------------------------------------------------------
Combined Blue Chip Growth Fund                           0.75%
------------------------------------------------------------------------------------------------------------------
Combined Growth and Income Fund                          0.73%
------------------------------------------------------------------------------------------------------------------
Combined Growth Opportunities Fund                       0.75%
------------------------------------------------------------------------------------------------------------------

     Investment Advisory Agreements. The investment advisory agreement between SunAmerica Equity Funds on behalf of the Acquiring Funds and SAAMCo (the "SunAmerica Investment Advisory Agreement") is similar to both the New and Previous Investment Advisory Agreements applicable to the Acquired Funds (collectively, the "NAF Investment Advisory Agreement"), except for certain matters including the advisory fees, the effective dates, and the identity of the adviser. See "Proposals Nos. 2(a) - (d): Approval of the Plans -- Comparison of the Funds -- Management Arrangements -- Comparison of Management and Administrative Arrangements and Fees --Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement" for further discussion regarding these agreements.

     Subadvisory Arrangements. Under a "Manager of Managers" order granted to the Acquired Funds by the Commission, AGAM is permitted to change subadvisers (each a "Subadviser") or the fees paid to Subadvisers without obtaining shareholder approval. AGAM has ultimate responsibility under the "Manager of Managers" structure to oversee the Subadvisers, including making recommendations to the NAF Board regarding the hiring, termination and replacement of Subadvisers. The subadvisory fees are paid out of AGAM's advisory fee at no additional cost to the Acquired Funds or their shareholders. See "Proposals Nos. 2(a) - (d):
Approval of the Plans--Comparison of the Funds -- Management Arrangements -- Comparison of Management and Administrative Arrangements and Fees -- Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement" and "-- Subadvisory Arrangements of the Acquired Funds" for additional information regarding the Acquired Funds' subadvisory arrangements. Although SAAMCo is also authorized to appoint Subadvisers for SunAmerica Equity Funds under a separate "Manager of Managers" order granted by the Commission, as of the date hereof, SAAMCo has not appointed any Subadvisers for any of the Acquiring Funds and does not presently rely on that order in connection with SunAmerica Equity Funds. If shareholders approve the Reorganizations, the portfolios of the Acquired Funds will be managed by SAAMCo as part of the Combined Funds following completion of the Reorganizations.

Distribution and Shareholder Servicing Arrangements
---------------------------------------------------

     Distributor. American General Funds Distributors, Inc. ("AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the distributor of the shares of the Acquired Funds. SunAmerica Capital Services, Inc. ("SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. See "Proposals Nos. 2(a) - (d): Approval of the Plans -- Comparison of the Funds -- Distribution Arrangements" for additional information regarding the Funds' distribution arrangements.

     Shareholder Servicing Fees for Class I. AGAM provides certain recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the Acquired Funds. SACS will provide these services after the Reorganization with respect to Class I shares of the Combined Funds. See "Proposals Nos. 2(a) - (d): Approval of the Plans -- Comparison of the Funds -- Distribution and Shareholder Servicing Arrangements -- Shareholder Servicing Fees for Class I" for additional information regarding these services.

Other Service Agreements with Affiliates
----------------------------------------

     SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SAAMCo, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street"), the transfer agent and custodian of the Acquiring Funds, in connection with certain services offered to the shareholders of the Acquiring Funds. See "Proposals Nos. 2(a) - (d): Approval of the Plans -- Comparison of the Funds - Other Service Agreements with Affiliates" for additional information regarding these service agreements.

Other
-----

     Shares. As with all mutual funds, investors purchase shares when they invest in the Funds. Share certificates are not generally issued.

     Each full share and fractional share entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and cast one vote per share on certain Fund matters, including the election of trustees, changes in fundamental policies, or approval of changes in investment advisory agreements.

     Class Structure. Each of the Acquired Funds currently offers four classes of shares (Class A, Class B, Class C and Institutional Class I). Each of the Acquiring Funds (other than the SunAmerica Growth and Income Fund) currently offers three classes of shares (Class A, Class B and Class II). The SunAmerica Growth and Income Fund currently offers four classes of shares (Class A, Class B, Class II and Class Z; Class Z of the SunAmerica Growth and Income Fund is not involved in the Reorganization relating to that Fund). After consummation of the Reorganizations, each Acquiring Fund will also offer Class I shares.

     Purchase of Shares. The procedures for purchasing shares are similar, but not identical, for all Funds. See "Proposals Nos. 2(a) - (d): Approval of the Plans -- Comparison of the Funds -- Purchase, Exchange and

Redemption of Shares" below, "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectus.

     Redemption of Shares. The procedures for redeeming shares are similar, but not identical, for all Funds. See "Comparison of the Funds -- Purchase, Exchange and Redemption of Shares" below, "Investing in the North American Funds" in the Acquired Funds Prospectuses and "Shareholder Account Information" in the Acquiring Funds Prospectus.

     Exchanges of Shares. The procedures for exchanging shares are similar, but not identical, for all Funds. See "Comparison of the Funds -- Purchase, Exchange and Redemption of Shares" below, "Account Services" and "Section III:
Investing in the North American Funds Institutional Classes of Shares" in the Acquired Funds Prospectuses and "Transaction Policies" in the Acquiring Funds Prospectus.

     Dividends. The Funds currently have the same or similar policies with respect to dividends. See "Proposals Nos. 2(a) -- (d): Approval of the Plans -- Comparison of the Funds -- Dividend Distribution and Account Policies -- Dividends" below, "Pricing of Shares" and "Dividends and Distributions from North American Funds" in the Acquired Funds Prospectuses and "Dividend Distribution and Account Policies" in the Acquiring Funds Prospectus.

     Net Asset Value. The price at which each Fund's shares are purchased or redeemed is the Fund's next determined net asset value per share after receipt of the purchase or redemption order. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern time). For further discussion on net asset value and how it is determined, see "Proposals Nos. 2(a) - (d): Approval of the Plans -- Comparison of the Funds -- Purchase, Exchange and Redemption of Shares -- Dividend Distribution and Account Policies-- Valuation of Fund Shares" below, "Pricing of Fund Shares" in the Acquired Funds Prospectuses and "Transaction Policies" in the Acquiring Funds Prospectus.

     Tax Considerations. The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Taxes" in the Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectuses.

     For a more detailed discussion regarding potential tax consequences of the Reorganizations, see "Proposals Nos. 2(a) - (d): Approval of the Plans -- The Reorganizations -- Federal Income Tax Consequences of the Reorganizations."

               PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS
               -------------------------------------------------

                        RISKS OF INVESTING IN THE FUNDS

     Many of the investment risks associated with an investment in an Acquired Fund are substantially the same as those associated with an investment in the respective Acquiring Fund. A discussion of certain risks of investing in the Funds is set forth below. See the Acquired Funds Prospectuses, the Acquiring Funds Prospectus, the Acquired Funds Statement and the Acquiring Funds Statement for more detailed discussions of investment risks associated with an investment in the Funds. There is no guarantee that the investment objective of a Fund will be achieved or that the value of a shareholder's investment in the Fund will not decrease.

 All Funds

Stock Market Volatility
-----------------------

     All Funds invest significantly in equity securities. As with any equity fund, the value of your investment in a Fund may fluctuate in response to stock market movements. In addition, individual stocks selected for any of the Funds may underperform the market generally. For the NAF Large Cap Growth Funds, this risk includes, in particular, the risks associated with growth stocks and investing in IPOs. For the Growth and Income Funds, this risk includes, in particular, the risks associated with value stocks and the risk that the stocks the Growth and Income Funds buy may stop paying dividends.

Securities Selection
--------------------

     All Funds are subject to securities selection risk. Securities selection risk is when a strategy used by a Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

Foreign Investment Risk
-----------------------

     Each Fund other than the SunAmerica Growth Opportunities Fund is subject to the risk that the value of the Fund's foreign investments will decline as a result of foreign political, social or economic changes. In addition, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Furthermore, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

Derivatives; Hedging
--------------------

     Although all Funds are subject to the risks associated with investments in derivatives and the use of hedging, this is a greater risk for the Acquiring Funds. Derivatives have heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transaction. Hedging is a strategy that involves the use of a derivative security in an effort to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging strategies can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates.
Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

Balanced Funds

Interest Rate Risk
------------------

     Both Balanced Funds are subject to interest rate risk. As with any bond fund, the value of your investment in a Balanced Fund may go up or down in response to changes in interest rates. As interest rates rise, bond prices typically fall. Movements in the bond market generally may affect the Balanced Funds' performance.

Credit Risk
-----------

     Each Balanced Fund is subject to credit risk, which is the risk that the companies in which the Balanced Fund invests, or with which it does business, will fail financially or otherwise fail to honor their obligations. This risk is greater for the SunAmerica Balanced Fund because the SunAmerica Balanced Fund may invest a significant portion (up to 15%) of its assets in junk bonds.

Liquidity Risk
--------------

     An investment in both Balanced Funds is subject to the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis.

Small Cap Risk
--------------

     An investment in both Balanced Funds is subject to the risk associated with investing in small capitalization issuers. Companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about such companies. Consequently, securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.

Growth and Income Funds

Liquidity Risk
--------------

An investment in both Growth & Income Funds is subject to the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis.

Small Cap Risk
--------------

An investment in the both Growth and Income Funds is subject to the risk associated with investing in small capitalization issuers. Companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about such companies. Consequently, securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.

Interest Rate Risk
------------------

     Both Growth and Income Funds are subject to interest rate risk. As with any bond fund, the value of your investment in a Growth and Income Fund may go up or down in response to changes in interest rates. As interest rates rise, bond prices typically fall. Movements, in the bond market generally may affect a Growth and Income Fund's performance.

Credit Risk
-----------

Both Growth and Income Funds are also subject to credit risk, which is the risk that the companies in which the Funds invest, or with which they do business, will fail financially or otherwise fail to honor their obligations.

Mid Cap Growth Funds

Liquidity Risk
--------------

     An investment in both Mid Cap Funds is subject to the risk that the Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis.

Small Cap Risk
--------------

     An investment in both Mid Cap Growth Funds is subject to the risk associated with investing in small capitalization issuers. Companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about such companies. Consequently, securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.

Technology companies
--------------------

     Both Mid Cap Growth Funds are subject to the risks associated with investments in common stocks issued by technology companies. Industries in which technology companies can be found can be significantly affected by short product cycles, aggressive pricing of products and services, competition from new market entrants, worldwide scientific and technological developments and changes in government regulation and policies.

                                PROPOSAL NO. 1:
                                ---------------
               APPROVAL OF THE NEW INVESTMENT ADVISORY AGREEMENT
               -------------------------------------------------

             THE MERGER AND THE NEW INVESTMENT ADVISORY AGREEMENT

Board Considerations

     On _________, 2001, the Merger, pursuant to which AIG acquired American General, was consummated. As a result of the Merger, AGAM became a subsidiary of AIG.

     As required by the Investment Company Act, the Previous Investment Advisory Agreement provided for automatic termination upon its assignment. The consummation of the Merger constituted an assignment, as that term is defined in the Investment Company Act, of the Previous Investment Advisory Agreement, and, consequently, its termination.

     At a meeting held on July 16-17, 2001, the NAF Board, including all of the NAF Independent Trustees, unanimously approved the Interim Investment Advisory Agreement pursuant to Rule 15a-4 under the Investment Company Act in order to allow AGAM to continue to serve as investment adviser for the Acquired Funds after the Merger. This Rule allows, under certain circumstances, interim advisory agreements to take effect, and to remain in effect for up to 150 days, without receiving prior shareholder approval, as long as the fees payable under such agreement do not exceed the fees payable under the predecessor agreement that had been approved by the shareholders and certain other contractual provisions are included in the interim agreement. The Interim Investment Advisory Agreement requires all advisory fees earned by AGAM to be escrowed pending shareholder approval of the New Investment Advisory Agreement. If the New Investment Advisory Agreement is not approved, AGAM will be entitled to receive from escrow the lesser of any costs incurred in performing the Interim Investment Advisory Agreement (plus interest earned on the amount while in escrow), and the total amount in the escrow account (plus interest earned). The Interim Investment Advisory Agreement will terminate on the earlier of the effective date of the New Investment Advisory Agreement or 150 days after the completion of the Merger.

     Pursuant to the terms of the Interim Investment Advisory Agreement, AGAM is responsible for the management of the investment portfolio of each Acquired Fund and for providing certain administrative services to each Acquired Fund. The terms of the Interim Investment Advisory Agreement are similar in all material respects as those of the Previous Investment Advisory Agreement. The Interim Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to the effective date, the term, and the escrow provisions relating to AGAM's fees (as described above). Under the Investment Company Act, AGAM may continue to serve as the investment adviser for each Acquired Fund beyond an interim period of 150 days only if shareholders of such Acquired Fund approve a new investment advisory agreement with AGAM. Consequently, the NAF Board unanimously approved, and recommended shareholder approval of, the New Investment Advisory Agreement. The New Investment Advisory Agreement, if approved by shareholders, would take effect immediately upon such approval. The terms of the New Investment Advisory Agreement, including advisory fees, are the same in all material respects as those of the Previous Investment Advisory Agreement. The New Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to its effective date. See "-- Description of the New Investment Advisory Agreement" below for a description of the New Investment Advisory Agreement and the services to be provided by AGAM thereunder.

     In addition, each of the Acquired Funds has a subadviser that is unaffiliated with AGAM. Each previously existing subadvisory agreement provided that it terminated upon termination of the Previous Investment Advisory Agreement. The NAF Board also approved the continuation of each subadvisory agreement for the Acquired Funds. Such approval was made in accordance with a "Manager of Managers" order granted by the Commission to North American Funds and therefore the subadvisory agreements for the Acquired Funds do not require shareholder approval.

     In connection with its approval of the New Investment Advisory Agreement, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM. The NAF Board considered that the Merger did not involve any changes in the overall form of the advisory contract, the advisory fees, or any of the Acquired Funds' objectives or policies.

As part of their deliberations, the NAF Board took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM; the amount and structure of investment advisers' fees generally and the fees payable under the New Investment Advisory Agreement; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the Merger.

     Section 15(f) of the Investment Company Act provides that an investment adviser (such as AGAM) to a registered investment company, and the affiliates of such adviser, may receive any amount or benefit in connection with a sale of any interest in such investment adviser which results in an assignment of an investment advisory contract if the following two conditions are satisfied: (1) for a period of three years after such assignment, at least 75% of the board of directors of the investment company are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) of the new investment adviser or its predecessor; and (2) no "unfair burden" (as defined in the Investment Company Act) may be imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable thereto. Consistent with the first condition of Section 15(f), AIG advised the NAF Board that for a period of three years after the Merger, it will not take or recommend any action that would cause more than 25% of the NAF Board (or SunAmerica Board) to be interested persons of SAAMCo or AGAM. With respect to the second condition of Section 15(f), an "unfair burden" on an investment company is defined in the Investment Company Act to include any arrangement during the two-year period after any such transaction occurs whereby the investment adviser or its predecessor or successor, or any interested person of such adviser, predecessor or successor, receives or is entitled to receive any compensation of two types, either directly or indirectly. The first type is compensation from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company, other than bona fide ordinary compensation as principal underwriter for such company. The second type is compensation from the investment company or its security holders for other than bona fide investment advisory or other services. AIG advised the NAF Board that it will not take or recommend any action that would constitute an unfair burden on North American Funds (or the Acquiring Funds) within the meaning of Section 15(f).

Description of the New Investment Advisory Agreement

     As a proposal separate from the proposal to approve a Reorganization, shareholders of each Acquired Fund are being asked to approve the New Investment Advisory Agreement with AGAM to cover the period subsequent to shareholder approval and prior to consummation of the Reorganization (which is currently anticipated to occur during the fourth calendar quarter of 2001). The terms of the New Investment Advisory Agreement are the same in all material respects as those of the Previous Investment Advisory Agreement. The New Investment Advisory Agreement differs from the Previous Investment Advisory Agreement only with respect to the effective date. The Previous Investment Advisory Agreement is dated June 1, 2000 and was last approved by the shareholders of the Acquired Funds at a meeting held on the same date in connection with its initial approval. A description of the New Investment Advisory Agreement and the services to be provided by AGAM is set forth below. This description is qualified in its entirety by reference to the form of the New Investment Advisory Agreement attached to this Proxy Statement and Prospectus as Exhibit I.

     As compensation for its services under the New Investment Advisory Agreement, the Acquired Funds will pay to AGAM the same fee, as a percentage of average daily net assets, that was payable to AGAM under the Previous Investment Advisory Agreement. Such fee will be payable monthly and accrued daily. See "Summary--The Funds--All Funds--Management Arrangements" for a description of the fees payable to AGAM under the Previous Investment Advisory Agreement. AGAM has agreed, until February 28, 2002, to reduce fees payable to it by, or reimburse expenses to, the Acquired Funds. See "Summary -- Fee Tables" or "Proposals Nos. 2(a)-(d): Approval of the Plans - The Reorganizations -- NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations."

     For the fiscal year ended October 31, 2000, North American Funds paid total advisory fees to AGAM of $7,339,733. Of such amount, $486,301, $571,885, $2,086,628 and $555,072 were attributable to the NAF Balanced Fund, the NAF Large Cap Growth Fund, the NAF Growth & Income Fund and the NAF Mid Cap Growth Fund, respectively. These amounts do not reflect certain fee waivers and expense reimbursements for which the Acquired Funds were reimbursed.

          The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the New Investment Advisory Agreement. If the New Investment Advisory Agreement is not approved by shareholders of an Acquired Fund, the NAF Board will determine the appropriate actions in the best interests of shareholders to be taken with respect to such Acquired Fund's advisory arrangements at that time.

Additional Information About AGAM

     General
     -------

     CypressTree Investments, Inc. ("CypressTree") and its affiliates were formed in 1996 to acquire, advise and distribute mutual funds through broker-dealers and other intermediaries. CypressTree Asset Management Corporation, Inc. ("CAM") was CypressTree's wholly owned advisory subsidiary and CypressTree Funds Distributors, Inc. ("CFD") was CypressTree's wholly owned distribution subsidiary. On March 10, 2000, CypressTree sold substantially all of its assets, including all of the stock of CAM and CFD, to American General. Thereafter, CAM was renamed American General Asset Management Corp. and CFD was renamed American General Funds Distributors, Inc. Pursuant to the Previous Advisory Agreement, AGAM oversaw the administration of all aspects of the business and affairs of the Acquired Funds, and selected, contracted with and compensated Subadvisers to manage the assets of the Acquired Funds. AGAM has continued to perform these functions under the Interim Investment Advisory agreement since the completion of the Merger.

     AGAM is located at 286 Congress Street, Boston, Massachusetts 02210. Prior to the Merger, AGAM was wholly owned by American General, which is located at 2929 Allen Parkway, Houston, Texas 77019. As a result of the Merger, American General is wholly owned by AIG. The principal address of AIG is 70 Pine Street, New York, New York 10270.

     The directors and principal executive officer of AGAM, their business addresses, position(s) with AGAM and a description of their principal occupations are set forth below.

   ---------------------------------------------------------------------------------------------------------
                Name and Address                 Position with AGAM and Principal Occupation(s)
                ----------------                 ----------------------------------------------
   ---------------------------------------------------------------------------------------------------------
   Alice T. Kane                           Chief Executive Officer, President and Chairman of the Board of
   390 Park Avenue                         Directors; Executive Vice President, American General Fund
   New York, NY  10022                     Group; Executive Vice President, the Variable Annuity Life
                                           Insurance Company and American General Annuity Insurance
                                           Company.  Ms. Kane also serves as the Chairman of the Board,
                                           Trustee and President of North American Funds.
   ---------------------------------------------------------------------------------------------------------
   John A. Graf                            Director; Senior Vice Chairman, Asset Accumulation, American
   2929 Allen Parkway                      General.
   Houston, TX  77019
   ---------------------------------------------------------------------------------------------------------
   Kent E. Barrett                         Director and Treasurer; Senior Vice President and General
   2929 Allen Parkway                      Auditor, American General.
   Houston, TX  77019
   ---------------------------------------------------------------------------------------------------------

     In addition, the following officers of North American Funds also are employees of AGAM:

     Thomas J. Brown, Treasurer and Vice President of North American Funds and Chief Financial Officer and Chief Administrative Officer of AGAM.

     John I. Fitzgerald, Secretary and Vice President of North American Funds and Assistant Secretary and Counsel of AGAM.

     John N. Packs, Vice President of North American Funds and Director of Research of AGAM.

     Additional Payments to AGAM and its affiliates by Acquired Funds
     ----------------------------------------------------------------

     The Previous Investment Advisory Agreement provided for reimbursement to AGAM for various expenses related to financial, accounting and administrative services provided to the Acquired Funds. For the fiscal year ended October 31, 2000, North American Funds paid in the aggregate $1,387,842 to AGAM for such services. Of such amount, $101,734, $92,681, $488,309 and $87,397 were attributable to the NAF Balanced Fund, the NAF Large Cap Growth Fund, the NAF Growth & Income Fund and the NAF Mid Cap Growth Fund, respectively.

     For the fiscal year ended October 31, 2000, AGAM was paid fees on Class I shares under the NAF Services Agreement (as defined below) of $2,974, $9,860, $6,405 and $7,458 by the NAF Balanced Fund, the NAF Large Cap Growth Fund, the NAF Growth & Income Fund and the NAF Mid Cap Growth Fund, respectively.

     For the fiscal year ended October 31, 2000, the Acquired Funds paid the NAF Distributor the following distribution and service fees:

                                                   Distribution and Service Fees
                                                   -----------------------------
                                          Class A             Class B             Class C
                                          -------             -------             -------
     NAF Balanced Fund                   $ 20,979          $  127,489          $  434,292
     NAF Large Cap Growth Fund             26,687             269,230             250,016
     NAF Growth & Income Fund             141,047           1,077,287           1,627,385
     NAF Mid Cap Growth Fund               30,089             247,274             232,919

          For the fiscal year ended October 31, 2000, the Acquired Funds did not pay brokerage commissions to any affiliated brokers.

               PROPOSALS NOS. 2(a) - (d): APPROVAL OF THE PLANS
               ------------------------------------------------

                            COMPARISON OF THE FUNDS

Investment Policies

     In addition to the principal investment policies set forth under "Summary -- The Funds -- Comparison of the Funds" above, the Funds may also employ the following investment policies:

     Balanced Funds
     --------------

     Foreign Securities. Both Balanced Funds may invest in the securities of issuers located outside of the United States, including emerging markets. Pursuant to a non-fundamental investment restriction, the NAF Balanced Fund may invest no more than 25% of its total assets in foreign securities (not including American Depository Receipts (ADRs), U.S. dollar-denominated securities of foreign issuers and Canadian securities). The SunAmerica Balanced Fund is authorized to invest, without limitation, in foreign securities and, under normal circumstances, may invest a significant amount of its assets in such securities. However, the SunAmerica Balanced Fund may not invest more than 25% of its total assets in the securities of issuers domiciled in any one foreign country.

     Small-Capitalization Issuers. Both Balanced Funds invest in securities of small-cap companies. [Small cap companies are companies with market capitalizations within the Style Box categories designed by Morningstar, Inc. Currently, this range is $1.4 billion or less.]

     High Yield/ High Risk Securities; Junk Bonds. Both Balanced Funds may invest in high yield and high risk securities (commonly known as junk bonds). The NAF Balanced Fund may invest in high yield/high risk corporate debt securities and foreign sovereign debt securities. The SunAmerica Balanced Fund may invest up to 15% of its assets in junk bonds. The NAF Balanced Fund does not invest in these securities to any significant extent.

     Large Cap Growth Funds
     ----------------------

     Fixed-Income Securities. Both Large Cap Growth Funds may invest in fixed-income securities, primarily investment grade debt securities. The NAF Large Cap Growth Fund may invest in high-quality bonds, debentures and other corporate or government obligations rated at the time of purchase "Baa" or higher by Moody's Investors Service, Inc. ("Moody's") or "BBB" or higher by Standard & Poor's Ratings Services, a Division of McGraw-Hill Companies, Inc ("Standard & Poor's"). The NAF Large Cap Growth Fund may not invest more than 5% of its total assets in unrated or below-investment grade fixed-income securities (other than preferred stocks the Fund believes to be equivalent in quality to the rated securities the Fund may buy). The NAF Large Cap Growth Fund may not invest in convertible or preferred stocks rated below "B." The NAF Large Cap Growth Fund may also invest in unrated convertible securities and preferred stocks if the Fund's subadviser believes that they are equivalent in quality to the rated securities the NAF Large Cap Growth Fund may buy. The SunAmerica Blue Chip Growth Fund may, under normal circumstances, invest up to 35% of its total assets in debt securities that have the potential for capital appreciation and are rated "BBB" or higher by Standard & Poor's or "Baa" or higher by Moody's (or unrated securities of equivalent quality).

     Foreign Securities. Both Large Cap Growth Funds may invest in the securities of issuers located outside of the United States including emerging markets. Although, pursuant to a non-fundamental investment restriction, the NAF Large Cap Growth Fund may invest up to 30% of its total assets in foreign securities (not including ADRs and U.S. dollar-denominated securities of foreign issuers), it does not expect to make a significant investment in such securities. Pursuant to a non-fundamental investment restriction, the NAF Large-Cap Growth Fund may not invest more than 25% of its total assets in any one foreign country. The SunAmerica Blue Chip Growth Fund is authorized to invest, without limitation, in foreign securities. However, the SunAmerica Blue Chip Growth Fund may not invest more than 25% of its total assets in the securities of issuers domiciled in any one foreign country.

     Growth and Income Funds
     -----------------------

     Foreign Securities. Both Growth and Income Funds may invest in the securities of issuers located outside of the United States, including emerging markets. Pursuant to a non-fundamental investment restriction, the NAF Growth & Income Fund may invest no more than 20% of its total assets in foreign securities (not including ADRs and U.S. dollar-denominated securities of foreign issuers). The SunAmerica Growth and Income Fund is authorized to invest, without limitation, in foreign securities. However, the SunAmerica Growth and Income Fund may not invest more than 25% of its total assets in the securities of issuers domiciled in any one foreign country.

     Fixed-Income Securities. Both Growth and Income Funds invest in fixed-income securities, primarily investment grade debt securities. The NAF Growth & Income Fund may invest in marketable debt securities of domestic issuers and of foreign issuers (payable in U.S. dollars) rated at the time of purchase "A" or better by Moody's or Standard & Poor's, or unrated securities considered to be of equivalent quality in the subadviser's judgment. The SunAmerica Growth and Income Fund generally will not invest in debt securities in the lowest rating categories ("CC" or lower for Standard & Poor's or "Ca" or lower for Moody's) unless its adviser believes the financial condition of the issuer or the protection afforded the particular securities is stronger than would otherwise be indicated by such low ratings.

     Small Capitalization Issuers. Although the NAF Growth & Income Fund typically invests in common stock of large-capitalization companies, both Growth and Income Funds also may invest in common stock of small-cap companies.

     Mid Cap Growth Funds
     --------------------

     Foreign Securities. Both Mid Cap Growth Funds may invest in the securities of issuers located outside of the United States, including emerging markets. Pursuant to a non-fundamental investment restriction, the NAF Mid Cap Growth Fund may invest up to 25% of its total assets in foreign securities (not including ADRs, U.S. dollar-denominated securities of foreign issuers and Canadian securities). Although foreign securities are generally not expected to constitute a significant portion of the SunAmerica Growth Opportunities Fund's investment portfolio, the Fund is authorized to invest, without limitation, in foreign securities. However, the SunAmerica Growth

Opportunities Fund may not invest more than 25% of its total assets in the securities of issuers domiciled in any one foreign country.

     All Funds
     ---------

     Cash and Short-Term Securities. All Funds may invest in short-term money market securities. Each Acquiring Fund may, in order to provide liquidity to meet redemptions, invest up to 10% of its assets in money market instruments. The Acquired Funds are not subject to a similar limitation.

     Derivatives. All Funds may invest in derivatives, including options and futures. All Funds will use derivatives for hedging purposes. Unlike the Acquired Funds, however, the Acquiring Funds may also write (i.e., sell) covered call and, in the case of the SunAmerica Balanced Fund, put options to enhance income through the receipt of premiums. With respect to an Acquiring Fund, up to 100% of the Fund's total assets may be subject to covered calls. An Acquired Fund may not sell put options if, as a result, the Fund would be required to segregate more than 50% of its assets to cover its potential obligations under put options other than those with respect to futures contracts.

     Defensive Investments. Each Fund may make temporary defensive investments without limitation in response to adverse market, economic, political or other conditions. Defensive investments include high quality fixed income securities and money market instruments. The NAF Mid Cap Growth Fund also may, for temporary defensive purposes, invest in equity securities of companies that, at the time of purchase, have total market capitalizations of $5 billion or greater.

     Illiquid Securities. As a non-fundamental restriction, no Fund may invest more than 15% of its net assets in illiquid securities.

     Borrowing. All Funds may borrow for temporary or emergency purposes and the NAF Funds may also borrow in connection with reverse repurchase agreements, mortgage rolls and similar transactions. When borrowing for temporary or emergency purposes, the Acquired Funds may borrow up to 33 1/3% of the value of their respective total assets while the Acquiring Funds may borrow up to 5% of the value of their respective assets (valued at the lower of cost or current value). The SunAmerica Growth and Income Fund may increase its ownership of securities by borrowing at fixed rates of interest up to the maximum extent permitted under the Investment Company Act (presently 33 1/3% of total assets, including the amount borrowed) and investing the borrowed funds, subject to the restrictions stated in the Acquiring Funds Prospectus. Each Fund's policy regarding the use of leverage is a fundamental policy.

     Lending. The Funds may not make loans, except through repurchase agreements and the purchase of portfolio securities consistent with a Fund's investment objectives and policies. In addition, each Fund may lend portfolio securities subject to comparable limitations. The restrictions on lending are fundamental for all Funds.

     Short Sales. No Fund may engage in short sales, except short sales "against the box." A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. An Acquiring Fund may not enter into a short sale, including a short sale against the box, if, as a result, more than 25% of its total assets would be subject to such short sales. The limitations on short sales is a non-fundamental policy for the Acquired Funds and a fundamental policy for the Acquiring Funds.

     Special Situations. The Acquiring Funds may invest in special situation securities. A special situation arises when, in the opinion of an Acquiring Fund's adviser, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer.

Trustees and Officers

     SunAmerica Equity Funds is governed by the SunAmerica Board which currently consists of five individuals, four of whom are SunAmerica Independent Trustees.

     The SunAmerica Board is responsible for the overall supervision of SunAmerica Equity Funds and performs various duties imposed on trustees of investment companies by the Investment Company Act and under SunAmerica Equity Fund's Declaration of Trust. Trustees and officers of SunAmerica Equity Funds are also trustees and officers of some or all of the other investment companies managed, administered or advised by SAAMCo, and distributed by SACS and other affiliates. The SunAmerica Board elects the Acquiring Funds' officers. See "Trustees and Officers" in the Acquiring Funds Statement.

     The following table lists the Trustees and executive officers of SunAmerica Equity Funds, their ages and principal occupations during the past five years. The business address of each Trustee and executive officer is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. For the purposes of this Proxy Statement and Prospectus, the SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Style Select Series, Inc. and SunAmerica Strategic Investment Series, Inc. An asterisk indicates that the Trustee is an interested person of the SunAmerica Equity Funds within the meaning of Section 2(a)(19) of the Investment Company Act.

----------------------------------------------------------------------------------------------------------------------
      Name, Age and Address                 Position                            Principal Occupations
                                         with the Trust                          During Past 5 Years
----------------------------------------------------------------------------------------------------------------------
S. James Coppersmith, 68            Trustee                    Retired; formerly, President and General Manager,
                                                               WCVB-TV, a division of the Hearst Corp. (1982 to
                                                               1994); Director/Trustee of SAMF and Anchor Series
                                                               Trust ("AST")
----------------------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat, 60             Chairman of the Board      Attorney, solo practitioner; Chairman of the Boards of
                                                               Directors/Trustees of SAMF and AST.
----------------------------------------------------------------------------------------------------------------------
Stephen J. Gutman, 58               Trustee                    Partner and Managing Member of B.B. Associates LLC
                                                               (menswear specialty retailing and other activities)
                                                               since June 1988; Director/Trustee of SAMF and AST.
----------------------------------------------------------------------------------------------------------------------
Peter A. Harbeck*, 47               Trustee and President      Director and President, SAAMCo, since August 1995;
                                                               Director, AIG Asset Management International, Inc.
                                                               ("AIGAMI") since February 2000; Managing Director,
                                                               John McStay Investment Counsel, L.P. ("JMIC") since
                                                               June 1999; Director, SACS, since August 1993; Director
                                                               and President, SunAmerica Fund Services, Inc.
                                                               ("SAFS"), since May 1988; President, SAMF and AST.
----------------------------------------------------------------------------------------------------------------------
Sebastiano Sterpa, 72               Trustee                    Founder and Chairman of the Board of the Sterpa Group
                                                               (real estate) since 1962; Director, Real Estate
                                                               Business Service and Countrywide Financial;
                                                               Director/Trustee of SAMF.
----------------------------------------------------------------------------------------------------------------------
J. Steven Neamtz, 42                Vice President             Executive Vice President, SAAMCo since April 1996;
                                                               Director and Chairman of the Board, AIGAMI, since
                                                               February 2000; Vice President, SAMF, since November
                                                               1999; Director and President, SACS, since April 1996.
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
Peter C. Sutton, 36                 Treasurer                  Senior Vice President, SAAMCo since April 1997; Vice
                                                               President, AIGAMI, since February 2000; Treasurer and
                                                               Controller of Seasons Series Trust ("Seasons"),
                                                               SunAmerica Series Trust ("SAST") and Anchor Pathway
                                                               Fund ("APF") since February 2000; Treasurer of SAMF
                                                               and AST since February 1996; Vice President of SAST
                                                               and APF since 1994; formerly Assistant Treasurer of
                                                               SAST and APF from 1994 to February 2000; Vice
                                                               President, Seasons, since April 1997; formerly Vice
                                                               President, SAAMCo, from 1994 to 1997.
----------------------------------------------------------------------------------------------------------------------
Robert M. Zakem, 43                 Secretary and Chief        Senior Vice President and General Counsel, SAAMCo,
                                    Compliance Officer         since April 1993; Vice President, General Counsel and
                                                               Assistant Secretary, AIGAMI, since February 2000;
                                                               Executive Vice President, General Counsel and
                                                               Director, SACS, since August 1993; Vice President,
                                                               General Counsel and Assistant Secretary, SAFS, since
                                                               January 1994; Vice President, SAST, APF and Seasons;
                                                               Assistant Secretary, SAST and APF, since September
                                                               1993; Assistant Secretary, Seasons, since April 1997.
----------------------------------------------------------------------------------------------------------------------

     At a meeting of the SunAmerica Board held on August 22, 2001, the SunAmerica Board elected Dr. Judith L. Craven and William F. Devin to the SunAmerica Board, effective on or about November 9, 2001. Dr. Craven and Mr. Devin are currently members of the NAF Board. Dr. Craven and Mr. Devin would join the SunAmerica Board as SunAmerica Independent Trustees and as members of the Audit and Nominating Committees.

     The following table lists the ages, business addresses and principal occupations during the past five years of Dr. Craven and Mr. Devin.

     ----------------------------------------------------------------------------------------------------
     Dr. Judith L. Craven, 55                       Retired Administrator.  Trustee, North American
     3212 Ewing Street                              Funds Variable Product Series II, 15 investment
     Houston, TX 77004                              portfolios (November 1998 to present); Director,
                                                    North American Funds Variable Product Series I, 21
                                                    investment portfolios (August 1998 to present);
                                                    Director, USLIFE Income Fund, Inc. (November 1998
                                                    to present); Director, Compaq Computer Corporation
                                                    (1992 to present); Director, A.G. Belo Corporation,
                                                    a media company (1992 to present); Director, Sysco
                                                    Corporation, a food marketing and distribution
                                                    company (1996 to present); Director, Luby's, Inc.,
                                                    a restaurant chain (1998 to present); Director,
                                                    University of Texas Board of Regents (May 2001 to
                                                    present).  Formerly, Director, CypressTree Senior
                                                    Floating Rate Fund, Inc. (June 2000 to May 2001);
                                                    Formerly, President, United Way of the Texas Gulf
                                                    Coast, a not for profit organization (1992-1998);
                                                    Formerly, Director, Houston Branch of the Federal
                                                    Reserve Bank of Dallas (1992-2000); Formerly, Board
                                                    Member, Sisters of Charity of the Incarnate
                                                    Word (1996-1999).
     ----------------------------------------------------------------------------------------------------
     William F. Devin, 63                           Member of the Board of Governors, Boston Stock
     44 Woodland Road                               Exchange (1985 to present).  Formerly, Executive
     Braintree, MA 02184                            Vice President, Fidelity Capital Markets, a
                                                    division of National Financial Services Corporation
                                                    (1966 to 1996); Formerly, Director, CypressTree
                                                    Senior Floating Rate Fund, Inc. (October 1997 to
                                                    May 2001).

     ----------------------------------------------------------------------------------------------------

     SunAmerica Equity Funds pays each SunAmerica Independent Trustee annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the SunAmerica Board. Specifically, each SunAmerica Independent Trustee received a pro rata portion (based upon the SunAmerica Equity Funds' net assets) of an aggregate of $40,000 in annual compensation for acting as director or trustee to SAMF. In addition, each SunAmerica Independent Trustee received $20,000 in annual compensation for acting as trustee to AST. Beginning January 1, 2001 each SunAmerica Independent Trustee of the retail funds in SAMF receives an additional $2,500 per quarterly meeting. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Boards of the retail funds in SAMF. Officers of SunAmerica Equity Funds receive no direct remuneration in such capacity from SunAmerica Equity Funds or any of the Acquiring Funds.

     In addition, each SunAmerica Independent Trustee also serves on the Audit Committee of the SunAmerica Board. The Audit Committee is charged with recommending to the full SunAmerica Board the engagement or discharge of SunAmerica Equity Funds' independent accountants; directing investigations into matters within the scope of the independent accountant's duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Committee minutes to the full SunAmerica Board. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committee of SAMF and AST. With respect to SunAmerica Equity Funds, each member of the Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of SunAmerica Equity Funds. SunAmerica Equity Funds also has a Nominating Committee, comprised solely of SunAmerica Independent Trustees, which recommends to the SunAmerica Board those persons to be nominated for election as Trustees by shareholders and selects and proposes nominees for election by Trustees between shareholders' meetings. Members of the Nominating Committee serve without compensation.

     The Trustees (and Directors) of SAMF and AST have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the SunAmerica Independent Trustees. The Retirement Plan provides generally that if a SunAmerica Independent Trustee who has at least 10 years of consecutive service as a disinterested Trustee of any of SAMF or AST (an "Eligible Trustee") retires after reaching age 60 but before age 70 or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each SAMF with respect to which he or she is an Eligible Trustee. With respect to Sebastiano Sterpa, the SunAmerica Independent Trustees have determined to make an exception to existing policy and allow Mr. Sterpa to remain on the SunAmerica Board past age 70, until he has served for ten years. Mr. Sterpa will cease accruing retirement benefits upon reaching age 70, although such benefits will continue to accrue interest as provided for in the Retirement Plan. As of each birthday, prior to the 70/th/ birthday, each Eligible Trustee will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a disinterested Trustee of each SAMF for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause (i) during prior years. An Eligible Trustee may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

     The following table sets forth information summarizing the aggregate compensation of each SunAmerica Independent Trustee for his services as a member of the SunAmerica Board for the fiscal year ended September 30, 2000, except as otherwise indicated. Neither the Trustees who are interested persons of SunAmerica Equity Funds nor any officers of SunAmerica Equity Funds receive any compensation.

-------------------------------------------------------------------------------------------------------------------------
                                                          Pension or
                                     Aggregate            Retirement          Estimated Annual       Total Compensation
                                 Compensation from     Benefits Accrued         Benefits Upon         From Registrant
Trustee                              Registrant        as Part of Trust          Retirement*          and Fund Complex
                                                           Expenses                                  Paid to Trustees**
-------------------------------------------------------------------------------------------------------------------------
S. James Coppersmith                  $12,503              $47,982                 $29,670                $67,500
-------------------------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat                   $13,139              $30,673                 $46,083                $71,500
-------------------------------------------------------------------------------------------------------------------------
Stephen J. Gutman                     $12,503              $42,123                 $60,912                $67,500
-------------------------------------------------------------------------------------------------------------------------
Sebastiano Sterpa***                  $12,829              $11,447                 $ 7,900                $45,833
-------------------------------------------------------------------------------------------------------------------------

  * Assuming participant elects to receive benefits in 15 yearly installments.

  ** Information is as of March 31, 2001 for the five investment companies in the complex that pay fees to these directors/trustees. The complex consists of SAMF and AST.

  ***  Mr. Sterpa is not a trustee of AST.

Management Arrangements

     Comparison of Management and Administrative Arrangements and Fees
     -----------------------------------------------------------------

     AGAM serves as the investment adviser for the Acquired Funds and SAAMCo serves as the investment adviser for the Acquiring Funds. Each of AGAM and SAAMCo is responsible for the management of the investment portfolio of each Acquired Fund and Acquiring Fund, respectively, and for providing certain administrative services to such Fund.

     AGAM was organized as a Delaware corporation in 1996 and is located at 286 Congress Street, Boston, Massachusetts, 02210. Prior to the Merger, AGAM and the NAF Distributor were both wholly owned subsidiaries of American General. Prior to the Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. AGAM is now a subsidiary of AIG. The principal executive offices of AIG are located at 70 Pine Street, New York, New York 10270.

     SAAMCo was organized as a Delaware corporation in 1982 and is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. SAAMCo is a wholly owned subsidiary of SunAmerica Inc., which in turn is a wholly owned subsidiary of AIG. AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.
AIG's primary activities include both general and life insurance operations. Other significant activities include financial services and asset management.
As of June 30, 2001, SAAMCo managed, advised and/or administered more than $28.5 billion of assets.

     Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement. The SunAmerica Investment Advisory Agreement is similar to the NAF Investment Advisory Agreement, except for certain matters, including the advisory fees, the effective dates and the identity of the adviser.

     The advisory fees payable by the Acquired Funds to AGAM are discussed above under "Proposal No. 1: Approval of the New Investment Advisory Agreement -- Description of the New Investment Advisory Agreement." The advisory fees payable by the Acquiring Funds to SAAMCo are discussed above under "Summary -- The Funds -- Comparison of the Funds -- All Funds -- Management Arrangements."

     The effective advisory fees payable by each Acquiring Fund under the SunAmerica Investment Advisory Agreement are at a lower annual rate than the effective advisory fees payable by the respective Acquired Fund under the NAF Investment Advisory Agreement, except in the case of the Growth and Income Funds. However, SAAMCo expects that, following completion of the applicable Reorganization, the net operating expenses (as a percentage of net assets) of the Growth and Income Combined Fund will be less than such net operating expenses of the NAF Growth & Income Fund. See "Proposals Nos. 2(a) - (d):
Approval of the Plans -- The Reorganizations -- NAF Board Considerations:
Potential Benefits to Shareholders as a Result of the Reorganizations."

     The advisory fee rate payable by each Combined Fund after consummation of the Reorganizations will be the same as the advisory fee rates payable by the Acquiring Funds. After the Reorganizations, the net assets of each Combined Fund will increase by the amount of the net assets of the respective Acquired Fund. With respect to the Growth and Income Combined Fund [and the Growth Opportunities Combined Fund], this increase in net assets may cause a lower advisory fee rate to apply in accordance with the advisory fee break point schedule applicable to such Acquiring Fund[s]. The pro forma effective fee rate of each Combined Fund, as a percentage of average daily net assets, after taking into account the completion of the Reorganizations is shown above under "Summary -- The Funds -- Comparison of the Funds -- All Funds -- Management Arrangements."

     In addition, the SunAmerica Investment Advisory Agreement provides that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of SAAMCo's (and its affiliates') obligations or duties thereunder ("disabling conduct"), SAAMCo is not subject to liability to an Acquiring Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to such Acquiring Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The SunAmerica Investment Advisory Agreement also provides that except for such disabling conduct, an Acquiring Fund will indemnify SAAMCo (and its affiliates) from any liability arising from SAAMCo's conduct under the SunAmerica Investment Advisory Agreement. The NAF Investment Advisory Agreement does not contain similar provisions.

     Both the NAF Investment Advisory Agreement and the SunAmerica Investment Advisory Agreement provide that the adviser may, at its own cost and expense and subject to the requirements of the Investment Company Act retain one or more Subadvisers to manage all or a portion of the investment portfolio of an Acquired Fund or Acquiring Fund, respectively. Each of AGAM and SAAMCo is authorized to retain (or change) such Subadviser(s) without shareholder approval pursuant to separate "Manager of Managers" orders granted by the Commission. SAAMCo and AGAM are ultimately responsible under their respective "Manager of Managers" order to oversee any Subadvisers for the Acquired Funds and Acquiring Funds, respectively. AGAM has retained various Subadvisers for the Acquired Funds pursuant to the Acquired Funds' "Manager of Managers" order. See "-- Subadvisory Arrangements of the Acquired Funds" below. As of the date hereof, SAAMCo has not appointed any Subadvisers for any of the Acquiring Funds and does not rely on its "Manager of Managers" order with respect to the Acquiring Funds. Accordingly, if shareholders approve the Reorganizations, following consummation of the Reorganizations, the portfolios of the Acquired Funds will be managed by SAAMCo as part of the Combined Funds.

     Subadvisory Arrangements of the Acquired Funds. The current Subadvisers of the Acquired Funds as well as certain information regarding each Subadviser, including the fees payable to each Subadviser, are set forth below. As compensation for their services, the Subadvisers receive fees from AGAM computed separately for each Acquired Fund. Such fees are paid out of AGAM's advisory fee at no additional cost to the Acquired Funds or their shareholders.

---------------------------------------------------------------------------------------------------------------------
Acquired Fund:         Subadviser:                 Information:                              Sudadvisory Fee Rate

---------------------------------------------------------------------------------------------------------------------
NAF Balanced Fund      INVESCO Funds Group, Inc.   INVESCO has been the Subadviser to     NAF Balanced Fund:  0.400%
and NAF Mid Cap        ("INVESCO")                 the NAF Balanced Fund and the NAF      on the first $100 million,
Growth Fund            7800 E. Union Blvd.         Mid Cap Growth Fund since March        0.350% between $100
                       Denver, Colorado 80237      2000. Established in 1932, INVESCO     million and $250 million,
                                                   is one of the oldest existing mutual   and 0.300% on the excess
                                                   fund management companies in the       over $250 million.
                                                   United States.  As of _____, 2001,
                                                   INVESCO and its affiliates managed     NAF Mid Cap Growth Fund:
                                                   approximately $____ billion in         0.550% on the first $50
                                                   assets.                                million, 0.500% between
                                                                                          $50 million and $100
                                                                                          million, 0.450% between
                                                                                          $100 million and $250
                                                                                          million, 0.400% between
                                                                                          $250 million and $500
                                                                                          million and 0.350% on the
                                                                                          excess over $500 million.

---------------------------------------------------------------------------------------------------------------------
NAF Large Cap          Founders Asset              Founders is a registered investment    0.500% on the first $50
Growth Fund            Management, LLC             adviser first established as an        million, 0.450% between
                       ("Founders")                asset manager in 1938, and is a        $50 million and $200
                       2930 East Third Avenue      subsidiary of Mellon Financial         million, 0.425% between
                       Denver, Colorado 80206      Corporation.  As of _____, 2001,       $200 million and $500
                                                   Founders had over $___ billion of      million, 0.400% between
                                                   assets under management, including     $500 million and $850

---------------------------------------------------------------------------------------------------------------------
Acquired Fund:         Subadviser:                 Information:                              Sudadvisory Fee Rate

---------------------------------------------------------------------------------------------------------------------
                                                   approximately $___ billion in mutual   million, and 0.350% on the
                                                   fund accounts and $___ million in      excess over $850 million.
                                                   other advisory accounts.

---------------------------------------------------------------------------------------------------------------------
NAF Growth & Income    Wellington Management       Wellington Management and its          0.325% on the first $50
 Fund                  Company, LLP ("Wellington   predecessor organizations have         million, 0.275% between
                       Management")                provided investment management         $50 million and $200
                       75 State Street             services to investment companies,      million, 0.225% between
                       Boston, Massachusetts       employee benefit plans, endowments,    $200 million and $500
                       02109                       foundations and other institutions     million and 0.150% on the
                                                   and individuals since 1928. As of      excess over $500 million.
                                                   ____, 2001, Wellington Management
                                                   had investment management authority
                                                   with respect to approximately $____
                                                   billion of assets.

---------------------------------------------------------------------------------------------------------------------

     Under the terms of each of the Subadvisory Agreements between AGAM and a Subadviser (the "Subadvisory Agreements"), the Subadviser for the respective Acquired Fund manages the investment and reinvestment of the assets of such Acquired Fund, subject to the supervision of the NAF Board. The Subadviser formulates a continuous investment program for such Acquired Fund consistent with its investment objectives and policies. The Subadviser implements such programs by purchases and sales of securities and regularly reports to AGAM and the NAF Board with respect to their implementation. As of the date hereof, SAAMCo has not appointed any Subadvisers for any of the Acquiring Funds and does not rely on its "Manager of Managers" order with respect to the Acquiring Funds. Accordingly, if shareholders approve the Reorganizations, following consummation of the Reorganizations, the portfolios of the Acquired Funds will be managed by SAAMCo as part of the Combined Funds.

Distribution and Shareholder Servicing Arrangements

     Distributor
     -----------

     American General Funds Distributors, Inc. (previously defined as "AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the principal distributor of the shares of the Acquired Funds. SunAmerica Capital Services, Inc. (previously defined as "SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the Acquiring Funds. As compensation for their respective services, AGFD and SACS receive the initial and deferred sales charges in respect of the Acquired Funds and Acquiring Funds, respectively. In addition, AGFD and SACS receive fees under each respective Acquired Fund's and Acquiring Fund's plan pursuant to Rule 12b-1 under the Investment Company Act. The address of the NAF Distributor is 286 Congress Street, Boston, Massachusetts 02210. The address of the SunAmerica Distributor is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.
After consummation of the Reorganizations, the SunAmerica Distributor will continue to provide distribution services to each Combined Fund.

     Distribution and Service (12b-1) Fees
     -------------------------------------

     Each of the Acquired Funds and Acquiring Funds have adopted a plan under Rule 12b-1 under the Investment Company Act that allows it to pay distribution and other fees for the sale and distribution of its shares. Class A, Class B and Class C shares of each Acquired Fund and Class A, Class B and Class II shares of each Acquiring Fund are subject to the same respective distribution and account maintenance and service fees pursuant to a plan under Rule 12b-1. The table below sets forth the distribution and account maintenance and service fees for each of these classes.

                                                                 Account
           Acquired      Acquiring                             Maintenance
          Fund Class     Fund Class     Distribution Fee      and Service Fee
          ----------    ------------    ----------------      ---------------
              A              A                0.10%                0.25%
              B              B                0.75%                0.25%
              C              II               0.75%                0.25%

     Because these fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

     Shareholder Servicing Fees for Class I
     --------------------------------------

     The Acquired Funds have entered into a Services Agreement (the "NAF Services Agreement") with AGAM for the provision of recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the Acquired Funds. Under the NAF Services Agreement, as compensation for services rendered, AGAM receives a fee on Institutional Class I shares of each Acquired Fund equal to .25% of average net assets of such class. SACS will provide these services after the Reorganizations with respect to Class I shares of the Combined Funds for the same fee.

     Other Service Agreements with Affiliates

     SAFS acts as a servicing agent assisting State Street in connection with certain services offered to the shareholders of each of the Acquiring Funds pursuant to the terms of a Service Agreement (the "SunAmerica Service Agreement"). Under the SunAmerica Service Agreement, as compensation for transfer agency services rendered, SAFS receives a fee from each Acquiring Fund, computed and payable monthly based upon an annual rate of .22% of average daily net assets of each Acquiring Fund with respect to Class A, Class B and Class II shares. Upon completion of the Reorganizations, SAFS will receive the same fee with respect to Class I shares of each Acquiring Fund. For Class Z shares of the SunAmerica Growth and Income Fund, SAFS receives reimbursements from the Fund of its costs, which include all direct transfer agency fees and out-of-pocket expenses allocated to providing services to Class Z shares. From this fee, SAFS pays a fee to State Street, and its affiliate, National Financial Data Services. In addition, pursuant to the Service Agreement, SAFS may receive reimbursement of its costs in providing shareholder services on behalf of the Acquiring Funds. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.

Purchase, Exchange and Redemption of Shares

     The following chart highlights the purchase, redemption and exchange features of the Acquired Funds as compared to such features of the Acquiring Funds.

        Purchase, Redemption
       and Exchange Features              Acquired Funds                               Acquiring Funds
       ---------------------              --------------                               ---------------
Minimum initial investment          .  non-retirement accounts:               .  non-retirement accounts:  $500
                                       $1,000                                 .  retirement accounts:  $250

        Purchase, Redemption
       and Exchange Features              Acquired Funds                               Acquiring Funds
       ---------------------              --------------                               ---------------
                                   .  retirement accounts: $50                .  dollar cost averaging: $500 to open
                                   .  automatic investment programs: $50

                                   Class B shares are available for
                                   purchases of $250,000 or less.

                                   Class C shares are available for
                                   purchases under $1 million.

                                   Institutional Class I shares are
                                   available for purchases of $1 million
                                   or more.

Minimum subsequent investments     $50                                        .  non-retirement account:  $100
                                                                              .  retirement account:  $25
                                                                              .  dollar cost averaging:  you must
                                                                                 invest at least $25 per month

Initial Sales Charge               Class A:  5.75%                            Class A:  5.75%
(as a percentage of offering       Class B:  None                             Class B:  None
price)                             Class C:  None                             Class II:  1.00%
                                   Institutional Class I:  None               Class I:  None (a)
                                   Purchases over $1 million are sold         Initial sales charge is waived for
                                   without an initial sales charge            certain investors

Deferred Sales Charge              Class A:  Purchases of shares worth        Class A:  Purchases of Class A shares
                                   over $1 million that are sold without      over $1 million that are redeemed
                                   an initial sales charge and redeemed       within a certain period of time are
                                   within 1 year are subject to a 1%          subject to a CDSC (1% for redemptions
                                   CDSC at redemption.                        within one year of purchase and 0.50%
                                                                              for redemptions after the first year
                                                                              and within the second year of
                                                                              purchase).

                                   Class B:  Shares redeemed within 6         Class B:  Shares redeemed within 6
                                   years are subject to a CDSC. (b)(c)        years are subject to a CDSC.  (b)(c)

                                   Class C:  Shares redeemed within one       Class II:  Shares redeemed within 18
                                   year are subject to a 1% CDSC. (c)         months after purchase are subject to
                                                                              a 1% CDSC.  (c)

                                   Institutional Class I:  None.              Class I:  None.

Purchases                          By mail (check), wire or through           By mail (check), wire or through a
                                   broker-dealers                             broker or financial advisor

Redemption                         Class A, B and C:  By mail, wire (if a     Class A, B and II:  By mail, wire
                                   minimum of $1,000), telephone or           (any amount for requests by mail and
                                   through broker-dealers                     less than $100,000 for requests by
                                                                              telephone), telephone (for amounts
                                                                              less than $100,000) or

                                                                              through a broker or financial advisor

                                                                              Class I:  Contact the financial
                                      Institutional Class I:  Contact the     intermediary or other organization
                                      financial intermediary or other         from whom shares were purchased.
                                      organization from whom shares were
                                      purchased.

Conversion                            Class B shares automatically convert    Class B shares automatically convert
                                      into Class A shares eight years after   into Class A shares approximately
                                      purchase                                eight years after purchase

Exchanges                             Shares of an Acquired Fund may be       Shares of an Acquiring Fund may be
                                      exchanged for shares of the same        exchanged for shares of the same
                                      class of any other Acquired Fund or     class of any other fund distributed
                                      other series of North American Funds    by SACS

                                      For Institutional Class I shares, all
                                      or part of an existing plan balance
                                      may be exchanged from one investment
                                      option to another if permitted by an
                                      employer retirement plan.

_________________
     (a) Although not currently offered by the Acquiring Funds, Class I shares will be offered by the Combined Funds upon consummation of the Reorganizations.

     (b) The CDSC of Class B shares of the Acquiring Funds is either the same as or less than the CDSC relating to Class B shares of the Acquired Funds. The table below sets forth the schedule of Class B CDSC for all Funds.

                                                             CDSC on shares being sold
                                           --------------------------------------------------------------
               Years after Purchase             Acquired Funds                      Acquiring Funds
               --------------------             --------------                      ---------------
               1/st/ year                           5.00%                                 5.00%
               2/nd/ year                           5.00%                                 4.00%
               3/rd/ year                           4.00%                                 3.00%
               4/th/ year                           3.00%                                 3.00%
               5/th/ year                           2.00%                                 2.00%
               6/th/ year                           1.00%                                 1.00%
               7/th/ year and thereafter            None                                  None

(c) The CDSC schedules applicable to Class B and Class C shares of an Acquired Fund will continue to apply to the respective Corresponding Shares received in the applicable Reorganization by shareholders of a Combined Fund who were shareholders of the respective Acquired Fund as of the date of the closing of such Reorganization (even if you exchange your shares for shares of another fund distributed by SACS). Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Future purchases of Class A, Class B or Class II Shares of a Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund. There is no CDSC on Combined Fund shares that are purchased through reinvestment of dividends. In the case of a partial redemption of Combined Fund shares, those shares in the shareholder's account that are not subject to a CDSC will be sold first. If there are not enough of these shares available, shares that have the lowest CDSC will be sold next.

     Dividend Distribution and Account Policies
     ------------------------------------------

     The following is a summary of the dividend distribution and account policies of each of the Funds and is qualified in its entirety by the more complete information contained in the Acquired Funds Prospectuses, Acquiring Funds Prospectuses, Acquired Funds Statement and Acquiring Funds Statement.

     Valuation of Fund Shares. The net asset value per share for each Fund and class is determined once daily as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) by dividing the net assets (the value of all assets less liabilities) of each class by the number of its shares outstanding.

See "Purchase, Redemption and Pricing -- Determination of Net Asset Value" in the Acquired Funds Statement and "Determination of Net Asset Value" in the Acquiring Funds Statement.

     Buy and Sell Prices. When you buy shares of a Fund, you pay the net asset value plus any applicable sales charges. When you sell shares of a Fund, you receive the net asset value minus any applicable CDSCs.

     Dividends. Each of the Acquired Funds declare and pay capital gains and income dividends, if any, annually. Income dividends, if any, are paid quarterly by the SunAmerica Balanced Fund and the SunAmerica Growth and Income Fund and annually by the other Acquiring Funds. Capital gains distributions, if any, are paid at least annually by the Acquiring Funds. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes -- Dividends and Distributions" in the Acquiring Funds Statement.

     Dividend Reinvestments. The policy relating to dividend reinvestments is substantially the same for all Funds. Unless cash payment is requested (and such payment is more than $10 in the case of the Acquiring Funds), all dividends and distributions, if any, will be reinvested. Alternatively, in the case of the Acquiring Funds, dividends and distributions may be reinvested in any fund distributed by SACS. See "Pricing of Fund Shares" in the Acquired Funds Prospectus and "Dividends, Distributions and Taxes -- Dividends and Distributions" in the Acquiring Funds Statement.

     Redemptions-in-kind. Each Acquired Fund reserves the right to pay redemption proceeds in whole or in part by a distribution "in kind" of securities held by the Acquired Fund, subject to the limitation that each Acquired Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Acquired Fund during any 90-day period for any one account. Subject to this same limitation, each Acquiring Fund also may pay redemption proceeds by a distribution "in kind" of securities held by the Acquiring Fund, if it determines that it would be detrimental to the best interests of the remaining shareholders of the Acquiring Fund to make payment of redemption proceeds wholly or partly in cash. See "Purchase Redemption and Pricing -- Redemption in Kind" in the Acquired Funds Statement and "Additional Information Regarding Redemption of Shares" in the Acquiring Funds Statement.

     Payment Following Redemption. Each Fund will normally send the proceeds from a redemption (less any applicable CDSC) on the next business day, but may delay payment for up to seven days. Payment may be delayed if the shares to be redeemed were purchased by a check that has not cleared. During periods of extreme volatility or market crisis, each Fund may temporarily suspend the right to redemption and may postpone the payment of proceeds, as allowed by the federal securities laws. See "Section III: Investing in the North American Funds" and "Purchase, Redemption and Pricing -- Payment for the Shares Presented" in the Acquired Funds Prospectuses and Acquired Funds Statement, respectively, and "Shareholder Account Information -- Transaction Policies" in the Acquiring Funds Prospectus.

     Programs that Reduce Sales Charges. Each of the Funds offer programs pursuant to which shareholders pay reduced sales charges. With respect to the Acquired Funds and the Acquiring Funds, these programs are only applicable to purchases of Class A shares. Under the Rights of Accumulation program, a shareholder pays the sales charge applicable to the shareholder's total account balance in all classes of shares. Under a Letter of Intent (or statement of intention), a shareholder agrees to invest a certain amount over 13 months and will pay the sales charge based on the shareholder's goal. In addition, the Acquiring Funds also offer reduced sales charges for group purchases, pursuant to which members of qualified groups may purchase Class A shares of an Acquiring Fund under the Rights of Accumulation program described above. The Acquiring Funds also offer a Combined Purchase Privilege, pursuant to which certain persons may qualify for sales charge reductions or elimination by combining purchases of Acquiring Fund shares into a single transaction. See "Section III: Investing in the North American Funds" in the Acquired Funds Prospectuses and "Additional Information Regarding Purchase of Shares" in the Acquiring Funds Statement for more information regarding these programs.

     Reinstatement Privileges. Each of the Funds offers a reinstatement privilege. In the case of the Acquired Funds, if a shareholder redeems Class A shares (under $1 million) and reinvests within 90 days, the shareholder will not have to pay a sales charge. If a shareholder redeems Class A shares over $1 million, or Class B or Class C shares and pays a CDSC and then reinvests within 90 days, the shareholder's account will be credited the amount of the CDSC. In the case of the Acquiring Funds, a shareholder may redeem shares of an Acquiring Fund and within one year after the sale invest some or all of the proceeds in the same share class of the same Acquiring Fund without a sales charge. A shareholder may use the reinstatement privilege only one time after redeeming such shares. If a shareholder paid a CDSC on the redemption of his or her shares, the shareholder's account will be credited with the dollar amount of the CDSC at the time of redemption. See "Account Services" in the Acquired Funds Prospectus relating to Class A, Class B, and Class C shares and "Shareholder Account Information -- Sales Charge Reductions and Waivers" in the Acquiring Funds Prospectus for more information regarding this privilege.

     Other Shareholder Services. Each of the Acquired Funds and Acquiring Funds offers other shareholder services which are similar, although not identical, such as automatic investment plans and systematic withdrawal plans. In addition, Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the Acquiring Funds, which provides for benefits payable at death that relate to the amounts paid to purchase Acquiring Fund shares (and not subsequently redeemed prior to death) and to the value of Acquiring Fund shares held for the benefit of insured persons. Anchor National Life Insurance company charges a premium for this coverage. For additional information regarding these additional shareholder services, see "Account Services" in the Acquired Funds Prospectuses and "Shareholder Account Information -- Additional Investor Services (Classes A, B and II)" and "Additional Information Regarding Purchase of Shares" in the Acquiring Funds Prospectus and Acquiring Funds Statement, respectively.

     Small Accounts. The Acquired Funds require that for Class A, Class B and Class C shares you maintain a minimum account balance of $500, or $50 for retirement plans and other automatic investing programs. The Acquiring Funds require that you maintain a minimum account balance of $500, or $250 for retirement plan accounts. If your account with an Acquiring Fund falls below the minimum requirement due to withdrawals, you may be asked to purchase more shares within 60 days. If you do not take action, the Acquiring Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account with an Acquiring Fund. Your account with an Acquiring Fund will not be closed if its drop in value is due to performance of the Acquiring Fund or the effects of sales charges.

Performance

     General
     -------

     The following tables provide performance information for shares of the Funds for the periods indicated. Past performance is not indicative of future performance.

     Important information about the Acquiring Funds is also contained in management's discussion of each Acquiring Fund's performance contained in the Annual Report to Shareholders of the Acquiring Funds for the year ended September 30, 2000, which accompanies this Proxy Statement and Prospectus.

     Average annual total return is determined separately for each Class in accordance with a formula specified by the Commission. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 5-, and 10-year periods or for the lesser included periods of effectiveness.

     The calculation assumes that:

     (a) The maximum sales load (i.e., either the front-end sales load or the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period) is deducted from the initial $1,000 purchase payment;

     (b)  All dividends and distributions are reinvested at net asset value; and

     (c) Complete redemption occurs at the end of the 1-, 5-, or 10-year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

                                                                Average Annual Total Returns
                                                                (Period Ended June 30, 2001)
                                                                ----------------------------
                                            NAF Balanced Fund*                                 SunAmerica Balanced Fund
                                            ------------------                                 ------------------------
                                                                        Institutional
                         Class A         Class B          Class C         Class I       Class A       Class B          Class II
                         -------         -------          -------         -------       -------       ---------        --------
Year to Date             -12.84%       -12.47%           -8.80%           -7.52%         -14.21%        -13.79%        -11.05%

One year                 -15.68%       -15.51%          -12.31%             N/A          -22.30%        -22.18%        -19.69%

Three year                -4.31%        -4.28%           -3.11%             N/A            0.83%          1.22%           N/A

Five year                  4.04%         4.30%            4.56%             N/A            8.83%          9.15%           N/A

Ten year                    N/A           N/A             7.85%             N/A             N/A          10.44%           N/A

Since Inception            6.11%         6.36%            6.33%          -12.28%           9.37%         10.97%         -2.69%
                       (since 4/1/94) (since 4/1/94)  (since 8/28/89) (since 7/10/00) (since 9/24/93) (since 1/29/85) (since 2/2/99)

                                                                  Average Annual Total Returns
                                                                  (Period Ended June 30, 2001)
                                                                  ----------------------------
                                        NAF Large Cap Growth Fund*                         SunAmerica Blue Chip Growth Fund
                                        --------------------------                         --------------------------------
                                                                        Institutional
                         Class A         Class B          Class C          Class I       Class A     Class B           Class II
                         -------         -------          -------          -------       -------     -------           --------
Year to Date             -23.45%        -23.24%           -19.97%          -18.84%        -17.89%      -17.55%          -14.92%

One year                 -41.54%        -41.54%           -39.07%             N/A         -29.84%      -29.79%          -27.56%

Three year                -7.11%         -7.24%            -5.95%             N/A           3.32%        3.77%             N/A

Five year                  4.23%          4.42%             4.76%             N/A          12.17%       12.50%             N/A

Ten year                    N/A            N/A               N/A              N/A            N/A        13.31%             N/A

Since Inception            5.92%          6.25%             6.39%          -39.44%         11.90%       11.26%           -0.94%
                       (since 3/4/96)  (since 3/4/96   (since 3/4/96) (since 7/10/00) (since 10/8/93) (Since 3/3/85)  (since 2/2/99)

                                                                Average Annual Total Returns
                                                                (Period Ended June 30, 2001)
                                                                ----------------------------
                                       NAF Growth & Income Fund*                           SunAmerica Growth and Income Fund
                                       ------------------------                           ---------------------------------
                                                                        Institutional
                       Class A          Class B          Class C           Class I       Class A     Class B           Class II
                       -------          -------          -------           -------       -------     ---------         --------
Year to Date           -12.43%          -12.03%           -8.33%            -7.03%        -17.82%       -17.39%        -14.85%

One year               -19.76%          -19.63%          -16.21%              N/A         -26.33%       -26.21%        -23.91%

Three year               0.82%            0.88%            2.18%              N/A           1.89%         2.33%          2.89%

Five year               12.21%           12.55%           12.79%              N/A          11.92%        12.29%           N/A

Ten year                  N/A              N/A            12.95%              N/A            N/A           N/A            N/A

Since Inception         13.79%           14.06%           12.58%           -16.13%         15.42%        15.76%          5.71%
                     (since 4/1/94)   (since 4/1/94)  (since 5/1/91)   (since 7/10/00) (since 7/1/94) (since 7/6/94) (since 2/2/98)

                                                                Average Annual Total Returns
                                                                (Period Ended June 30, 2001)
                                                                ----------------------------
                                        NAF Mid Cap Growth Fund*                           SunAmerica Growth Opportunities Fund
                                        -----------------------                            ------------------------------------
                                                                   Institutional
                       Class A           Class B        Class C       Class I          Class A        Class B       Class II
                       -------           -------        -------       -------          -------        ---------     --------
Year to Date           -26.42%           -26.16%        -23.00%        -21.84%         -29.08%        -28.77%       -26.52%

One year               -39.54%           -39.48%        -36.90%           N/A          -43.68%        -43.64%       -41.83%

Three year              -3.14%            -3.28%         -1.95%           N/A           13.63%         14.32%          N/A

Five year                5.22%             5.35%          5.71%           N/A           13.96%         14.22%          N/A

Ten year                  N/A               N/A            N/A            N/A           14.38%           N/A           N/A

Since Inception          5.58%             5.83%          6.01%        -37.41%          13.34%         12.64%         8.80%
                      (since 3/4/96) (since 3/4/96)  (since 3/4/96) (since 7/10/00) (since 1/28/87) (since 10/4/93) (since 2/2/98)

______________________
* AGAM waived certain fees in respect of the Acquired Funds. Absent such waivers, the returns for the Acquired Funds shown above would be lower.

Shareholder Rights

     Shareholder rights are the same in all Funds. Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and cast one vote per share on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in the Fund's investment advisory agreement. Corresponding Shares issued in the Reorganizations will be fully paid and nonassessable and will have no preemptive rights. In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

     The Funds are not required to hold annual meetings and do not intend to do so except when certain matters, such as a change in a Fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish, for the purpose of voting on the removal of any Fund trustee.

Tax Information

     The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the respective Acquiring Fund. See "Taxes" in the Acquired Funds Prospectuses and "Dividend, Distribution and Account Policies" in the Acquiring Funds Prospectus.

Portfolio Transactions

     The procedures for engaging in portfolio transactions are generally the same for the Acquired Funds and the Acquiring Funds. Each of the Acquired Funds' Subadvisers and SAAMCo may consider the nature and extent of research services provided when brokers are selected and may cause a Fund to pay such broker-dealer commissions that exceed those that other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided. For further discussion of these procedures, see "Portfolio Brokerage" in the Acquired Funds Statement and "Portfolio Transactions and Brokerage" in the Acquiring Funds Statement.

Portfolio Turnover

     None of the Funds has placed a limit on its portfolio turnover and portfolio changes are made when the Fund's investment adviser (or subadviser) believes they are advisable, usually without reference to the length of time that a security has been held.

Additional Information

     Independent Auditors
     --------------------

     Currently _________________ serves as the independent auditors of the Acquired Funds and _______________ serves as the independent auditors of the Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that _______________ will serve as the independent auditors of the Combined Funds. The principal business address of ________________ is 1177 Avenue of the Americas, New York, New York 10036. The principal business address of _________________ is 787 Seventh Avenue, New York, New York 10019.

     Custodian
     ---------

     State Street acts as the custodian of the assets of the Acquired Funds and Acquiring Funds. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the custodian of the Combined Funds. The principal business address of State Street is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

     Transfer Agent
     --------------

     Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184 serves as the transfer agent with respect to each Acquired Fund. State Street, 1776 Heritage Drive, North Quincy, MA 02171 serves as the transfer agent with respect to each Acquiring Fund. Transfer agent functions are performed for State Street by National Financial Data Services, P.O. Box 219572, Kansas City, MO 64121-5972, an affiliate of State Street. Each transfer agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts for the respective Fund. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the transfer agent of the Combined Funds.

     Capital Stock
     -------------

     Each Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into four classes designated Class A, Class B, Class C and Institutional Class
I. Each Acquiring Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, divided into four classes (five classes in the case of the SunAmerica Growth and Income
Fund), designated Class A, Class B, Class II, Class I (and Class Z in the case of the SunAmerica Growth and Income Fund). See "-- Shareholder Rights" above and "Capital Stock" in the North American Funds Statement and "Description of Shares" in the SunAmerica Equity Funds Statement for further discussion of the rights and preferences attributable to shares of each Acquired Fund and each Acquiring Fund, respectively. See "Summary -- Fee Tables" above and "Section
II: Fees and Expenses" (in the case of Class A, Class B and Class C shares) and "Section II: Fees and Expenses of the North American Funds -- Institutional Class I Shares" (in the case of Institutional Class I shares) in the Acquired Funds Prospectuses and "Fund Highlights -- What are the Fund's Expenses?" in the Acquiring Funds Prospectus for further discussion on the expenses attributable to shares of the Acquired Funds and the Acquiring Funds, respectively. See "-- Terms of the Plans -- Issuance and Distribution of Corresponding Shares" for a description of the classes of Corresponding Shares to be issued in the Reorganizations.

     Each of North American Funds and SunAmerica Equity Funds is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of each of North American Funds and SunAmerica Equity Funds contains an express disclaimer of shareholder liability for acts or obligations of each Acquired Fund and Acquiring Fund, respectively, and provides for indemnification and reimbursement of expenses out of that Fund's property for any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations. Given the above limitations on shareholder personal liability and the nature of the Funds' assets and operations, the possibility that a Fund would be unable to meet its obligations is remote and each of North American Funds and SunAmerica Equity Funds believes that the risk of personal liability to shareholders is therefore also remote.

     Shareholder Inquiries
     ---------------------

     Shareholder inquiries with respect to the Acquired Funds may be addressed to each Acquired Fund at 286 Congress Street, Boston, Massachusetts 02210 or by calling toll free 1-800-872-8037. Shareholder inquiries with respect to the Acquiring Funds may be addressed to each Acquiring Fund at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204 or by calling toll free 1-800-858-8850.

                              THE REORGANIZATIONS

General

     Under each Plan, the applicable Acquiring Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of the respective Acquired Fund solely in exchange for an equal aggregate value of Corresponding Shares of such Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, such Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following consummation of the respective Reorganization.

     Generally, the assets transferred by an Acquired Fund to the respective Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time (as defined in the Plans) and all other assets of such Acquired Fund as of such time.

     In the course of each Reorganization, each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the respective Acquiring Fund. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations.

     Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund's shareholders will have the same aggregate net asset value as each such shareholder's interest in such Acquired Fund as of the Valuation Time. See "-- Terms of the Plans -- Valuation of Assets and Liabilities" for information concerning the calculation of net asset value.

     Since the Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time, the net asset value per share of the respective Acquiring Fund should remain virtually unchanged solely as a result of the applicable Reorganization. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Funds immediately following consummation of the Reorganizations. However, as a result of the Reorganizations, a shareholder of an Acquired Fund would hold a smaller percentage of ownership in the respective Acquiring Fund than he or she did in the Acquired Fund prior to the Reorganizations. In addition, a shareholder of an Acquired Fund may end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

     If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the fourth calendar quarter of 2001. One Reorganization is not dependent on the consummation of any other Reorganization. If an Acquired Fund's shareholders do not approve the respective Reorganization, the NAF Board will consider other possible courses of action which may be in the best interests of shareholders.

Terms of the Plans

     The following is a summary of the significant terms of the Plans. This summary is qualified in its entirety by reference to the Plans, a form of which is attached hereto as Exhibit II.

     Valuation of Assets and Liabilities
     -----------------------------------

     The respective assets and liabilities of the Acquired Funds and the Acquiring Funds will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under "Transaction

Policies -- Valuation of Shares" and "Determination of Net Asset Value" in the Acquiring Funds Prospectus and the Acquiring Funds Statement, respectively. Purchase orders for an Acquired Fund's shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the respective Reorganization; redemption requests with respect to an Acquired Fund's shares which have not settled as of the Valuation Time will be treated as liabilities of such Acquired Fund for purposes of the respective Reorganization.

     Issuance and Distribution of Corresponding Shares
     -------------------------------------------------

     On the next full business day following the Valuation Time (the "Closing Date"), each Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders' proportional interests in such Acquired Fund. Such issuance and distribution will be done as follows: each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the respective Acquiring Fund. The Corresponding Shares received by an Acquired Fund's shareholder will have the same aggregate net asset value as such shareholder's interest in such Acquired Fund as of the Valuation Time.

     Expenses
     --------

     All costs of the Reorganizations will be borne by AIG or an affiliate thereof, regardless of whether the Reorganizations are consummated. No portion of the expenses of the Reorganizations will be borne directly or indirectly by the Funds or their shareholders.

     Required Approvals
     ------------------

     The completion of each Reorganization is conditioned upon, among other things, the receipt of certain regulatory approvals. In addition, the Declaration of Trust of North American Funds (as amended to date) requires approval of each Reorganization by the affirmative vote of the respective Acquired Fund's shareholders representing no less than a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.

     Amendments and Conditions
     -------------------------

     The Plans may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and Acquiring Fund pursuant to the respective Plan are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Fund's shareholders, the receipt of an opinion of counsel as to tax matters and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

     Termination, Postponement and Waivers
     -------------------------------------

     Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after adoption thereof by the respective Acquired Fund's shareholders, prior to the Closing Date or the Closing Date may be postponed: (i) by mutual agreement of the NAF Board and the SunAmerica Board;
(ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by an Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations

               In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the NAF Independent Trustees regarding the legal issues involved, the NAF Board considered that, following each Reorganization, shareholders of an Acquired Fund will remain invested in a mutual fund which has substantially the same investment objective and similar, though not identical, investment techniques. In addition, the NAF Board considered the following, among other things:

     .    Terms and conditions of the Reorganizations.

     . The fact that the Acquiring Funds will assume substantially all the liabilities of the respective Acquired Funds.

     . The historical performance records of the Acquired Funds and Acquiring Funds.

     . The gross and net expense ratios of the Acquired Funds and the Acquiring Funds before the Reorganizations and the estimated expense ratios of the Combined Funds on a pro forma basis after the Reorganizations.

     . The relative annual rates of advisory fees payable by the Acquired Funds and the Acquiring Funds.

     . The fact that the Reorganizations would not result in dilution of Acquired Fund shareholders' interests.

     . The fact that AGAM has agreed to waive fees or reimburse expenses for the Acquired Funds, but there is no assurance that the current fee waivers and expense reimbursements would continue after February 28, 2002.

     . The fact that SAAMCo has agreed to waive fees or reimburse expenses for certain classes of Acquiring Fund shares.

     . The investment experience, expertise and resources of SAAMCo and other service providers to the Acquiring Funds in the areas of distribution, investment, and shareholder services.

     . The service and distribution resources available to the Acquiring Funds and compatibility of the Funds' service features available to shareholders.

     . The fact that each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

     . The fact that AIG or an affiliate thereof will bear all expenses relating to the Reorganizations.

     . The effect of the Reorganizations on Acquired Fund shareholders and the value of their interests.

     . Alternatives available to Acquired Fund shareholders, including the ability to redeem their shares.

          The NAF Board also identified and considered certain potential benefits to shareholders that are likely to result from the Reorganizations. An advantage to shareholders identified by the NAF Board relates to the potential for reduced operating expenses over time due to economies of scale expected after the Reorganizations. The net assets of each of the Acquiring Funds would increase by the amount of the net assets of each of the respective Acquired Funds at the time of the Reorganization. With respect to the Growth and Income Combined Fund [and the Growth Opportunities Combined Fund], this increase in net assets may cause a lower advisory fee rate to apply in accordance with the advisory fee breakpoint schedule applicable to such Acquiring Fund[s]. See "Proposals Nos. 2(a) - (d): Approval of the Plans -- Comparison of the Funds -- Management Arrangements -- Comparison of

Management and Administrative Arrangements and Fees -- Comparison of the New Investment Advisory Agreement and SunAmerica Investment Advisory Agreement." In addition, because SunAmerica has broad distribution channels, it is also possible that the asset base for the Combined Funds will increase over the long term, which would tend to result in a lower overall operating expense ratio. Of course, there is no guarantee that such increases in asset base would in fact occur. The table below sets forth the total net assets of each of the Acquiring Funds (for the share classes involved in the Reorganizations) and each of the Acquired Funds, in each case as of March 31, 2001, as well as the net assets of each of the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed on such date.

                               Total Net Assets
                             as of March 31, 2001

NAF Balanced Fund                    SunAmerica Balanced Fund                    Pro Forma Combined Balanced Fund
  Class A        $  7,286,284          Class A     $264,131,925                  Class A  $271,416,621
  Class B        $ 12,382,963          Class B     $123,535,316                  Class B  $135,915,580
  Class C        $ 29,242,368          Class II    $ 26,489,926                  Class II $ 55,725,922
  Institutional                             Total  $414,157,167                  Class I  $  5,104,080
  Class I        $  5,105,193                                                    Total    $468,162,203
       Total     $ 54,016,808

NAF Large Cap Growth Fund            SunAmerica Blue Chip Growth Fund            Pro Forma Blue Chip Growth Combined Fund
  Class A        $  6,870,643          Class A     $101,438,796                  Class A  $108,300,596
  Class B        $ 22,463,736          Class B     $ 45,213,129                  Class B  $ 67,647,954
  Class C        $ 12,157,925          Class II    $  8,667,156                  Class II $ 20,809,434
  Institutional                             Total  $155,319,081                  Class I  $ 15,354,566
  Class I        $ 15,374,353                                                    Total    $212,112,550
       Total     $ 56,866,657

NAF Growth & Income Fund             SunAmerica Growth and Income Fund           Pro Forma Growth and Income Combined Fund
  Class A        $ 41,401,558          Class A     $ 95,679,367                  Class A  $137,043,954
  Class B        $ 77,404,149          Class B     $131,647,428                  Class B  $208,982,456
  Class C        $124,750,461          Class II    $ 34,648,188                  Class II $159,287,247
  Institutional                             Total  $261,974,983                  Class I  $ 10,996,195
  Class I        $ 11,006,023                                                    Total    $516,309,852
       Total     $254,562,191

NAF Mid Cap Growth Fund              SunAmerica Growth Opportunities Fund        Pro Forma Growth Opportunities Combined Fund
  Class A        $  7,248,056          Class A     $124,773,186                  Class A  $132,011,239
  Class B        $ 17,253,698          Class B     $ 75,131,892                  Class B  $ 92,361,775
  Class C        $ 12,360,468          Class II    $ 45,045,280                  Class II $ 57,388,687
  Institutional                             Total  $244,950,358                  Class I  $  7,720,949
  Class I        $  7,731,621                                                    Total    $289,482,650
       Total     $ 44,593,843

          The NAF Board considered that certain fixed costs, such as printing of prospectuses and reports sent to shareholders, legal and audit fees, and registration fees would be spread across a larger asset base. This would tend to lower the expense ratio borne by shareholders of both the Acquiring Funds and the Acquired Funds, but the effect would be relatively more significant in the case of shareholders of the Acquired Funds. This is because these Acquired Funds are smaller than the respective Acquiring Fund and will benefit more from potential economies of scale. To illustrate potential benefits to the Acquired Funds as a result of the Reorganizations, including potential economies of scale, see the total and net operating expenses, as a percentage of net assets, for the Acquired Funds and the Acquiring Funds as of March 31, 2001, and the total and net operating expenses, as a percentage of net assets, for the Combined Funds, on a pro forma basis, assuming the Reorganizations had been completed as of such date, under "Fee Tables" above.

     In addition to the potential economies of scale which may be realized through combination of the Funds, the NAF Board also considered the advantages of eliminating the competition and duplication of effort inherent in marketing funds having similar investment objectives.

     AGAM is contractually obligated to provide the fee reductions and expense reimbursements referenced in footnote 5 under "Fee Tables" above through February 28, 2002. If shareholders do not approve the Reorganizations, each Acquired Fund will continue with its current fee structure except that there is no assurance that AGAM would continue to provide such fee reductions and reimbursements past this date. If shareholders approve the Reorganizations, the respective Combined Funds' expense structure will apply.

     Based on the foregoing, together with other factors and information considered to be relevant and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the NAF Board concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In connection with the approval of the Reorganizations, the NAF Board also approved directed brokerage arrangements with certain brokers to reduce the costs that might otherwise be incurred to align the portfolios of each of the Acquired Funds with those of the respective Acquiring Fund to facilitate a smooth transition upon consummation of the Reorganizations. Because the Acquired Funds and Acquiring Funds have substantially similar investment objectives and similar investment strategies, it is not anticipated that the securities held by an Acquired Fund will be sold in significant amounts in order to comply with the objectives and investment policies of the respective Acquiring Fund in connection with the applicable Reorganization. The Acquired Funds will not dispose of assets to an extent or in a manner that would jeopardize the tax-free nature of the Reorganizations under the Code. However, the disposition of assets by an Acquired Fund may result in the realization of taxable gains or losses by Acquired Fund shareholders.

     In approving the Reorganizations, the NAF Board, including all of the NAF Independent Trustees, determined that each Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, also determined that the interests of the shareholders of each Acquired Fund would not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time. Consequently, the NAF Board approved the Plans and directed that each Plan be submitted to the shareholders of each respective Acquired Fund for approval.

     The Board of Trustees of North American Funds unanimously recommends that the shareholders of each Acquired Fund approve the respective Plan.

     The SunAmerica Board has also approved the Plans on behalf of the Acquiring Funds.

Federal Income Tax Consequences of the Reorganizations

     General
     -------

     Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of each Reorganization, each of the Acquired Funds and Acquiring Funds will receive an opinion of Shearman & Sterling, counsel to the Acquiring Funds, substantially to the effect that, among other things, for Federal income tax purposes, upon consummation of each Reorganization (i) no gain or loss will be recognized by an Acquired Fund or an Acquiring Fund as a result of its respective Reorganization, (ii) no gain or loss will be recognized by a shareholder of an Acquired Fund upon his or her receipt of Corresponding Shares in the respective Reorganization solely in exchange for his or her shares of such Acquired Fund, (iii) an Acquired Fund and an Acquiring Fund each will be a "party to a reorganization," (iv) the holding period of the assets of an Acquired Fund acquired by the respective Acquiring Fund will include the period during which such assets were held by such Acquired Fund, (v) the holding period for Corresponding Shares of an Acquiring Fund received by each shareholder of the respective Acquired Fund in exchange for its shares in such Acquired Fund will include the period during which such shareholder held shares of such Acquired Fund (provided such Acquired Fund shares were held as capital assets on the date of the exchange), and (vi) immediately after a Reorganization, the tax basis of the Corresponding Shares received by shareholders of the respective Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of such Acquired Fund surrendered in exchange therefor. Shearman & Sterling's opinion will be based upon certain representations made by the parties to the Reorganizations.

     An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service ("IRS") and is not binding on the IRS or any court. If a Reorganization is consummated but fails to qualify as a reorganization within the meaning of Section 368 of the Code, the Reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the respective Acquired Fund, and Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their basis in the Acquired Fund shares and the fair market value of the Corresponding Shares received.

     To the extent an Acquiring Fund has unrealized capital gains at the time of the respective Reorganization, the respective Acquired Fund's shareholders may incur taxable gains in the year that such Acquiring Fund realizes and distributes those gains. This will be true notwithstanding that the unrealized gains were reflected in the price of such Acquiring Fund's shares at the time they were exchanged for assets of such Acquired Fund in the respective Reorganization. Conversely, shareholders of an Acquiring Fund would share in unrealized capital gains of the respective Acquired Fund after the respective Reorganization and bear a tax consequence on the subsequent realization of such gains. Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state, local and other tax consequences of the Reorganizations.

     Status as a Regulated Investment Company
     ----------------------------------------

     All Funds have elected and qualified to be taxed as regulated investment companies under Sections 851-855 of the Code, and after the Reorganizations, the Combined Funds intend to continue to operate so as to qualify as regulated investment companies. An Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following the consummation of the applicable Reorganization.

Capitalization

     The following table sets forth the capitalization of each Acquired Fund and each Acquiring Fund (for the share classes involved in the Reorganizations) as of March 31, 2001, and the capitalization of each Combined Fund, on a pro forma basis, as if the Reorganizations had occurred on that date.

                                   NAF Balanced Fund                                      SunAmerica Balanced Fund

                Class A          Class B        Class C       Institutional       Class A         Class B        Class II
                -------          -------        -------       -------------       -------         -------        --------
                                                                 Class I
                                                                 -------
Total Net      $7,286,284      $12,382,963     $29,242,368     $5,105,193       $264,131,925     $123,535,316    $26,489,926
Assets

Shares            927,998        1,580,602       3,684,912        649,582         17,644,795        8,277,263      1,773,072
Outstanding

Net Asset      $     7.85      $      7.83     $      7.94     $     7.86       $      14.97     $      14.92    $     14.94
Value Per
Share

                           Pro Forma Combined Balanced Fund

                Class A          Class B        Class II         Class I
                -------          -------        --------         -------
Total Net     $271,416,621     $135,915,580    $55,725,922     $5,104,080
Assets

Shares          18,131,415        9,107,039      3,729,966        340,954
Outstanding

Net Asset     $      14.97     $      14.92    $     14.94     $    14.97
Value Per
Share

                              NAF Large Cap Growth Fund                             SunAmerica Blue Chip Growth Fund

                Class A          Class B        Class C         Class I           Class A        Class B       Class II
                -------          -------        -------         -------           -------        -------       --------


                           Pro Forma Combined Balanced Fund

                Class A          Class B        Class II         Class I
                -------          -------        --------         -------

Total Net       $  6,870,643       $ 22,463,736        $ 12,157,925    $ 15,374,353      $101,438,796    $45,213,129    $8,667,156
Assets

Shares               579,537          1,969,356           1,066,645       1,287,367         5,895,625      2,841,331       545,600
Outstanding

Net Asset       $      11.86       $      11.41        $      11.40    $      11.94      $      17.21    $     15.91    $    15.89
Value Per
Share

Total Net       $108,300,596       $ 67,647,954        $ 20,809,434       $ 15,354,566
Assets

Shares             6,294,335          4,251,439           1,309,746           892,189
Outstanding

Net Asset       $      17.21       $      15.91        $      15.89       $      17.21
Value Per
Share

                                                                           SunAmerica Growth and
                           NAF Growth & Income Fund                            Income Fund

                Class A      Class B      Class C       Class I      Class A       Class B      Class II
                -------      -------      -------       -------      -------       -------      --------
Total Net     $41,401,558  $77,404,149  $124,750,461  $11,006,023  $95,679,367  $131,647,428  $34,648,188
Assets

Shares          2,049,152    3,953,119     6,338,466      543,089   7,089,474      10,094,368    2,661,158
Outstanding

Net Asset     $     20.20  $     19.58  $      19.68  $     20.27  $    13.50    $      13.04  $     13.02
Value Per
Share

                                       Pro Forma Combined
                                     Growth and Income Fund
                        Class A       Class B      Class II       Class I
                        -------       -------      --------       -------
Total Net            $137,043,954   $208,982,456  $159,287,247  $10,996,195
Assets

Shares                 10,153,517     16,024,968    12,234,050      814,533
Outstanding

Net Asset            $     13.50    $      13.04  $      13.02  $     13.50
Value Per
Share

                                                                             SunAmerica Growth
                         NAF Mid Cap Growth Fund                             Opportunities Fund
                Class A      Class B      Class C    Institutional   Class A       Class B      Class II
                -------      -------      -------    -------------   ------        -------      --------
                                                        Class I
                                                        -------
Total Net     $ 7,248,056  $17,253,698  $12,360,468   $ 7,731,621  $124,773,186  $75,131,892  $45,045,280
Assets

Shares            715,655    1,795,035    1,283,728       759,324     6,131,576    4,006,776    2,403,768
Outstanding

Net Asset     $     10.13  $      9.61  $      9.63   $     10.18  $      20.35  $     18.75  $     18.74
Value Per
Share

                                        Pro Forma Combined
                                     Growth Opportunities Fund
                      Class A         Class B         Class II         Class I
                      -------         -------         --------         -------
Total Net          $132,011,239      $92,361,775     $57,388,687     $7,720,949
Assets

Shares                6,487,254        4,925,703       3,062,434        379,408
Outstanding

Net Asset          $      20.35      $     18.75     $     18.74     $    20.35
Value Per
Share

     The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the applicable Reorganization

                                    GENERAL
                                    -------

                      INFORMATION CONCERNING THE MEETING

Date, Time and Place of Meeting

     The Meeting will be held on November 7, 2001, at the principal executive offices of the North American Funds, 286 Congress Street, Boston, Massachusetts 02210, at 10:00 a.m., Eastern time.

Solicitation, Revocation and Use of Proxies

     A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of North American Funds or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the Meeting will not revoke a proxy, a shareholder present at the Meeting may withdraw his or her proxy and vote in person.

     All shares represented by properly executed proxies received at or prior to the Meeting, unless such proxies previously have been revoked, will be voted at the Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the New Investment Advisory Agreement and the respective Plan.

     It is not anticipated that any matters other than the approval of the New Investment Advisory Agreement and approval of the respective Plan will be brought before the Meeting. If, however, any other business properly is brought before the Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

Record Date and Outstanding Shares

     Only holders of record of shares of the Acquired Funds at the close of business on September 17, 2001 (the "Record Date") are entitled to vote at the Meeting or any adjournment thereof. The following chart sets forth the shares of each class of the Acquired Funds issued and outstanding and entitled to vote at the close of business on the Record Date.

                                                                                  Institutional
                             Class A Shares  Class B Shares   Class C Shares     Class I Shares
                             --------------  ---------------  --------------     --------------
NAF Balanced Fund
NAF Large Cap Growth Fund
NAF Growth & Income Fund
NAF Mid Cap Growth Fund

Security Ownership of Certain Beneficial Owners and Management of the Funds

     To the knowledge of each Fund, as of August 31, 2001, the following shareholders, if any, owned beneficially or of record more than 5% of the outstanding voting securities of such Fund:

Name of Fund             Name and Address         Percentage of Class of Shares     Percentage of Class of Shares
                         of Shareholder           and Type of Ownership             After the Reorganization on
                                                                                    a Pro Forma Basis*
NAF Balanced           [Insert                   [Insert % and type of              [Insert %]
Fund                   shareholder(s)]           ownership]

NAF Large Cap          [Insert                   [Insert % and type of            [Insert %]
Growth Fund            shareholder(s)]           ownership]

NAF Growth &           [Insert                   [Insert % and type of            [Insert %]
Income Fund            shareholder(s)]           ownership]

NAF Mid Cap            [Insert                   [Insert % and type of            [Insert %]
Growth Fund            shareholder(s)]           ownership]

Sun America            [Insert                   [Insert % and type of            [Insert %]
Balanced Fund          shareholder(s)]           ownership]

SunAmerica Blue        [Insert                   [Insert % and type of            [Insert %]
Chip Growth Fund       shareholder(s)]           ownership]

SunAmerica             [Insert                   [Insert % and type of            [Insert %]
Growth and             shareholder(s)]           ownership]
Income Fund

SunAmerica             [Insert                   [Insert % and type of            [Insert %]
Growth                 shareholder(s)]           ownership]
Opportunities Fund

________________

* Assuming that [shareholder] owns the same number of shares of the [Fund] on the date of consummation of the applicable Reorganization as on August 31, 2001.

     At August 31, 2001, the directors and officers of North American Funds as a group (___ persons) owned an aggregate of less than 1% of the outstanding shares of each Acquired Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of North American Funds. [confirm]

     At August 31, 2001, the directors and officers of SunAmerica Equity as a group (8 persons) owned an aggregate of less than 1% of the outstanding shares of each Acquiring Fund and owned an aggregate of less than 1% of the outstanding shares of common stock of SunAmerica Equity Funds.

Voting Rights and Required Vote

     Each share of an Acquired Fund is entitled to one vote, with fractional shares voting proportionally. Shareholders of each Acquired Fund vote separately on whether to approve the New Investment Advisory Agreement and approval with respect to one Acquired Fund is not dependent on approval with respect to any other Acquired Fund. Approval of the Plan with respect to one Acquired Fund is not dependent on approval of the Plan with respect to any other Acquired Fund. Approval of the New Investment Advisory Agreement and each Plan with respect to an Acquired Fund requires the affirmative vote of a majority of the outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable Acquired Fund and (ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.

     Broker-dealer firms holding shares of any of the Acquired Funds in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the Plans. Each of the Acquired Funds will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has declined to vote on any proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. Assuming the presence of a quorum, abstentions and broker non-votes will have the same effect as a vote against approval of the New Investment Advisory Agreement or of the applicable Plan, as the case may be.

     A quorum for each Acquired Fund for purposes of the Meeting consists of thirty percent of the shares of such Acquired Fund entitled to vote at the Meeting, present in person or by proxy. If, by the time scheduled for each Meeting, a quorum of the applicable Acquired Fund's shareholders is not present or if a quorum is present but sufficient votes in favor of approval of the New Investment Advisory Agreement or of the applicable Plan are not received from the shareholders of the respective Acquired Fund, the persons named as proxies may propose one or more adjournments of such Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of less than thirty percent of the shares of the applicable Acquired Fund present in person or by proxy and entitled to vote at the session of the Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such Acquired Fund.

     The vote of shareholders of the Acquiring Funds are not being solicited by this Proxy Statement and Prospectus and are not required to carry out the respective Reorganizations.

                            ADDITIONAL INFORMATION

     The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by AIG or an affiliate thereof. Such expenses are currently estimated to be approximately $______ in the aggregate.

     AIG or an affiliate thereof will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to beneficial owners of the Acquired Funds and will reimburse certain persons that it may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners.

     In order to obtain the necessary quorums at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Acquired Funds. North American Funds has retained Georgeson Shareholder, 17 State Street, New York, New York 10004 to aid in the solicitation of proxies at a cost estimated not to exceed $12,800, plus out-of-pocket expenses. The cost of soliciting proxies will be borne by AIG or an affiliate thereof.

     This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which North American Funds and SunAmerica Equity Funds have filed on behalf of their respective Funds with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

     The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith file reports and other information with the Commission. Proxy material, reports and other information filed by the Funds (or by North American Funds on behalf of the Acquired Funds or SunAmerica Equity Funds on behalf of the Acquiring Funds) can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the New York Regional Office of the Commission at Seven World Trade Center, New York, New York 10048. Copies of such materials also can be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the Statements of Additional Information and Prospectuses of the Acquired Funds and Acquiring Funds, as well as other material incorporated by reference and other information regarding the Funds.

                               LEGAL PROCEEDINGS

     There are no material legal proceedings to which any of the Funds is a party.


                                LEGAL OPINIONS

     Certain legal matters in connection with the issuance of Corresponding Shares have been passed upon by Robert M. Zakem, Esq., General Counsel for SAAMCo. Certain tax matters in connection with the Reorganizations will be passed upon for the Funds by Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, counsel for the Acquiring Funds.

                                    EXPERTS

     The financial highlights of the Acquired Funds and Acquiring Funds included in this Proxy Statement and Prospectus have been so included in reliance on the reports of _______________ and ________________, respectively, independent auditors, given on their authority as experts in auditing and accounting. The principal business address of ______________________ is 1177 Avenue of the Americas, New York, New York 10036. The principal business address of _____________________ is 787 Seventh Avenue, New York, New York, 10019.

                             SHAREHOLDER PROPOSALS

     A shareholder proposal intended to be presented at any subsequent meeting of shareholders of an Acquired Fund must be received by such Acquired Fund in a reasonable time before the solicitation by the Board of Trustees of North American Funds relating to such meeting is to be made in order to be considered in such Acquired Fund's proxy statement and form of proxy relating to the meeting. If proposals Nos. 2(a)-(d) are approved at the Meeting, there will likely not be any future shareholder meetings of the Acquired Funds.

                                    By Order of the Board of Trustees of North
                                    American Funds

                                    John I. Fitzgerald

                                    _____________________________________
                                    Secretary, North American Funds

                                                                       EXHIBIT I







                      Agreement and Plan of Reorganization



                          Dated as of September __, 2001

                               Table of Contents

                                                                                       Page No.
                                                                                       --------
1.   Defined Terms; Sections and Exhibits; Miscellaneous Terms .......................    2
     a.    Definitions ...............................................................    2
     b.    Use of Defined Terms ......................................................    7
     c.    Sections and Exhibits .....................................................    7
     d.    Miscellaneous Terms .......................................................    7
2.   The Reorganization(s) ...........................................................    7
     a.    Transfer of Assets ........................................................    7
     b.    Assumption of Liabilities .................................................    7
     c.    Issuance and Valuation of Corresponding Shares in the Reorganization ......    8
     d.    Distribution of Corresponding Shares to the Acquired Fund Shareholders ....    8
     e.    Interest; Proceeds ........................................................    8
     f.    Valuation Time ............................................................    8
     g.    Evidence of Transfer ......................................................    8
     h.    Termination ...............................................................    9
     i.    Separate Agreements; Reorganizations Not Conditioned on One Another .......    9
3.   Representations and Warranties of the Acquired Fund .............................    9
     a.    Formation and Qualification ...............................................    9
     b.    Licenses ..................................................................    9
     c.    Authority .................................................................    9
     d.    Financial Statements ......................................................   10
     e.    Semi-Annual Report to Shareholders ........................................   10
     f.    Prospectus and Statement of Additional Information ........................   10
     g.    Litigation ................................................................   10
     h.    Material Contracts ........................................................   11
     i.    No Conflict ...............................................................   11
     j.    Undisclosed Liabilities ...................................................   11
     k.    Taxes .....................................................................   11
     l.    Assets ....................................................................   11
     m.    Consents ..................................................................   12
     n.    N-14 Registration Statement ...............................................   12
     o.    Capitalization ............................................................   12
     p.    Books and Records .........................................................   12
4.   Representations and Warranties of the Acquiring Fund ............................   13
     a.    Formation and Qualification ...............................................   13
     b.    Licenses ..................................................................   13
     c.    Authority .................................................................   13
     d.    Financial Statements ......................................................   14
     e.    Semi-Annual Report to Stockholders ........................................   14
     f.    Prospectus and Statement of Additional Information ........................   14
     g.    Litigation ................................................................   14
     h.    Material Contracts ........................................................   14
     i.    No Conflict ...............................................................   14
     j.    Undisclosed Liabilities ...................................................   15

     k.    Taxes .....................................................................   15
     l.    Consents ..................................................................   15
     m.    N-l4 Registration Statement ...............................................   15
     n.    Capitalization ............................................................   15
     o.    Corresponding Shares ......................................................   16
5.   Covenants of the Acquired Fund and the Acquiring Fund ...........................   16
     a.    Special Shareholders' Meeting .............................................   16
     b.    Unaudited Financial Statements ............................................   16
     c.    Share Ledger Records of the Acquiring Fund ................................   17
     d.    Conduct of Business .......................................................   17
     e.    Termination of the Acquired Fund ..........................................   17
     f.    Filing of N-14 Registration Statement .....................................   17
     g.    Corresponding Shares ......................................................   18
     h.    Tax Returns ...............................................................   18
     i.    Combined Proxy Statement and Prospectus Mailing ...........................   18
     j.    Confirmation of Tax Basis .................................................   18
     k.    Shareholder List ..........................................................   18
6.   Closing Date ....................................................................   19
7.   Conditions of the Acquired Fund .................................................   19
     a.    Representations and Warranties ............................................   19
     b.    Performance ...............................................................   19
     c.    Shareholder Approval ......................................................   19
     d.    Approval of Board of Trustees .............................................   19
     e.    Deliveries by the Acquiring Fund ..........................................   20
     f.    No Material Adverse Change ................................................   21
     g.    Absence of Litigation .....................................................   21
     h.    Proceedings and Documents .................................................   21
     i.    N-14 Registration Statement; Acquiring Fund Post-Effective Amendment ......   21
     j.    Compliance with Laws; No Adverse Action or Decision .......................   21
     k.    Commission Orders or Interpretations ......................................   22
8.   Conditions of the Acquiring Fund ................................................   22
     a.    Representations and Warranties ............................................   22
     b.    Performance ...............................................................   22
     c.    Shareholder Approval ......................................................   22
     d.    Approval of Board of Trustees .............................................   22
     e.    Deliveries by the Acquired Fund ...........................................   23
     f.    No Material Adverse Change ................................................   23
     g.    Absence of Litigation .....................................................   23
     h.    Proceedings and Documents .................................................   23
     i.    N-l4 Registration Statement; Acquiring Fund Post-Effective Amendment ......   23
     j.    Compliance with Laws; No Adverse Action or Decision .......................   24
     k.    Commission Orders or Interpretations ......................................   24
     l.    Dividends .................................................................   24
9.   Termination, Postponement and Waivers ...........................................   24
     a.    Termination of Agreement ..................................................   24
     b.    Commission Order ..........................................................   25

     c.    Effect of Termination .....................................................   25
     d.    Waivers; Non-Material Changes .............................................   25
10.        Survival of Representations and Warranties ................................   26
11.        Other Matters .............................................................   26
     a.    Obligations ...............................................................   26
     b.    Further Assurances ........................................................   26
     c.    Notices ...................................................................   26
     d.    Entire Agreement ..........................................................   27
     e.    Amendment .................................................................   27
     f.    Governing Law .............................................................   28
     g.    Assignment ................................................................   28
     h.    Costs of the Reorganization ...............................................   28
     i.    Severability ..............................................................   28
     j.    Headings ..................................................................   28
     k.    Counterparts ..............................................................   28

                      AGREEMENT AND PLAN OF REORGANIZATION

     THIS AGREEMENT AND PLAN OF REORGANIZATION (this "Agreement") is made as of the ___ day of September 2001, by and between NORTH AMERICAN FUNDS, a Massachusetts business trust, on behalf of each Acquired Fund (as defined herein), each a separate investment portfolio of North American Funds, and SUNAMERICA EQUITY FUNDS, a Massachusetts business trust, on behalf of each Acquiring Fund (as defined herein), each a separate investment portfolio of SunAmerica Equity Funds.

                            PLANS OF REORGANIZATION

     WHEREAS, this Agreement constitutes a separate agreement and plan of reorganization between North American Funds on behalf of each of its separate investment portfolios (each an "Acquired Fund," and collectively, the "Acquired Funds") and SunAmerica Equity Funds on behalf of each of its separate investment portfolios (each an "Acquiring Fund" and collectively, the "Acquiring Funds") set forth below:

-----------------------------------------------------------------------------------------------
Acquired Fund:                                  Acquiring Fund:
--------------                                  ---------------

-----------------------------------------------------------------------------------------------
Balanced Fund (the "NAF Balanced Fund")         Balanced Assets Fund (the "SunAmerica Balanced
                                                Fund")
-----------------------------------------------------------------------------------------------
Large Cap Growth Fund (the "NAF Large Cap       Blue Chip Growth Fund (the "SunAmerica Blue
Growth Fund")                                   Chip Fund")
-----------------------------------------------------------------------------------------------
Growth & Income Fund (the "NAF Growth &         Growth and Income Fund (the "SunAmerica Growth
Income Fund")                                   and Income Fund")
-----------------------------------------------------------------------------------------------
Mid Cap Growth Fund (the "NAF Mid Cap Growth    Growth Opportunities Fund (the "SunAmerica
Fund")                                          Opportunities Fund")
-----------------------------------------------------------------------------------------------

     WHEREAS, each Acquired Fund owns securities that generally are assets of the character in which the respective Acquiring Fund is permitted to invest;

     WHEREAS, each reorganization will consist of (i) the acquisition of an Acquired Fund's Assets (as defined herein), and assumption of that Acquired Fund's Assumed Liabilities (as defined herein), by the respective Acquiring Fund solely in exchange for an aggregate value of newly issued shares of beneficial interest, $.01 par value per share, of such Acquiring Fund (the " Shares"), equal to the net asset value of such Acquired Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by that Acquired Fund of the Shares to its shareholders in liquidation of the Acquired Fund, all upon and subject to the terms hereinafter set forth (each a "Reorganization" and collectively the "Reorganizations");

     WHEREAS, in the course of each Reorganization, Shares of an Acquiring Fund will be issued to an Acquired Fund and distributed to the shareholders thereof as follows: each holder, if any, of Class A, Class B, Class C and Institutional Class I shares of an Acquired Fund will be entitled to receive Class A, Class B, Class II and Class I Shares, respectively (the "Corresponding Shares") of the respective Acquiring Fund on the Closing Date (as defined herein);

     WHEREAS, the aggregate net asset value of the Corresponding Shares to be received by each shareholder of an Acquired Fund will equal the aggregate net asset value of the respective Acquired Fund shares owned by such shareholder as of the Valuation Time (as defined herein);

     WHEREAS, it is intended that each Reorganization described herein shall be a reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"), and any successor provision and the parties intend, by executing this Agreement, to adopt a plan of reorganization within the meaning of Section 368(a) of the Code; and

     WHEREAS, the consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization.

                                   AGREEMENT

     NOW, THEREFORE, in order to consummate each Reorganization and in consideration of the premises and the covenants and agreements hereinafter set forth, and for other good and valuable consideration, the receipt and adequacy of which are hereby acknowledged, and intending to be legally bound, each Acquired Fund and Acquiring Fund hereby agree as follows:

1.   Defined Terms; Sections and Exhibits; Miscellaneous Terms.

     a. Definitions. As used herein the following terms have the following respective meanings:

          "Acquired Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquired Fund" shall refer to the NAF Balanced Fund in respect of the Balanced Funds Reorganization, the NAF Large Cap Growth Fund in respect of the Large Cap Growth Funds Reorganization, the NAF Growth & Income Fund in respect of the Growth and Income Funds Reorganization, and the NAF Mid Cap Growth Fund in respect of the Mid Cap Growth Funds Reorganization.

          "Acquiring Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Acquiring Fund" shall refer to the SunAmerica Balanced Fund in respect of the Balanced Funds Reorganization, the SunAmerica Blue Chip Fund in respect of the Large Cap Growth Funds Reorganization, the SunAmerica Growth and Income Fund in respect of the Growth and Income Funds Reorganization, and the SunAmerica Opportunities Fund in respect of the Mid Cap Growth Funds Reorganization.

          "Acquiring Fund Post-Effective Amendment" has the meaning ascribed thereto in Section 5(l) hereof.

          "Agreement" has the meaning ascribed thereto in the introduction hereof.

          "Assets" has the meaning ascribed thereto in Section 2(a) hereof. For purposes of this Agreement, the term "Assets" shall refer to Assets of (i) the NAF Balanced Fund in the case of the Balanced Funds Reorganization, (ii) the NAF Large Cap Growth Fund in the case of the Large Cap Growth Funds Reorganization,
(iii) the NAF Growth & Income Fund in the case of the Growth and Income Funds Reorganization, and (iv) the NAF Mid Cap Growth Fund in the case of the Mid Cap Growth Funds Reorganization.

          "Assumed Liabilities" has the meaning ascribed thereto in Section 2(b) hereof. For purposes of this Agreement, the term "Assumed Liabilities" shall refer to the Assumed Liabilities of (i) the NAF Balanced Fund in the case of the Balanced Funds Reorganization, (ii) the NAF Large Cap Growth Fund in the case of the Large Cap Growth Funds Reorganization, (iii) the NAF Growth & Income Fund in the case of the Growth and Income Funds Reorganization, and (iv) the NAF Mid Cap Growth Fund in the case of the Mid Cap Growth Funds Reorganization.

          "Balanced Funds Reorganization" consists of (i) the acquisition of the NAF Balanced Fund's Assets, and assumption of the NAF Balanced Fund's Assumed Liabilities, by the SunAmerica Balanced Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Balanced Fund, equal to the net asset value of the NAF Balanced Fund's Assets determined in accordance with
Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Balanced Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Balanced Fund in liquidation of the NAF Balanced Fund.

          "Closing Date" has the meaning ascribed thereto in Section 6 hereof.

          "Code" has the meaning ascribed thereto under the heading "Plans of Reorganization."

          "Commission" shall mean the Securities and Exchange Commission.

          "Corresponding Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization." For purposes of this Agreement, the term "Corresponding Shares" shall refer to the Corresponding Shares of (i) the SunAmerica Balanced Fund in the case of the Balanced Funds Reorganization, (ii) the SunAmerica Blue Chip Fund in the case of the Large Cap Growth Funds Reorganization, (iii) the SunAmerica Growth and Income Fund in the case of the Growth and Income Funds Reorganization, and (iv) the SunAmerica Opportunities Fund in the case of the Mid Cap Growth Funds Reorganization.

          "Exchange Act" shall mean the Securities Exchange Act of 1934, as amended.

          "Governmental Authority" shall mean any governmental or quasi-governmental authority, including, without limitation, any Federal, state, territorial, county, municipal or other governmental or quasi-governmental agency, board, branch, bureau, commission, court, arbitral body, department or other instrumentality or political unit or subdivision, whether domestic or foreign.

          "Growth and Income Funds Reorganization" consists of (i) the acquisition of the NAF Growth & Income Fund's Assets, and assumption of the NAF Growth & Income Fund's Assumed Liabilities, by the SunAmerica Growth and Income Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Growth and Income Fund, equal to the net asset value of the NAF Growth & Income Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Growth & Income Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Growth & Income Fund in liquidation of the NAF Growth & Income Fund.

          "Investment Company Act" shall mean the Investment Company Act of 1940, as amended.

          "Investments" shall mean, with respect to any Person, (i) the investments of such Person shown on the schedule of its investments as of the date set forth therein, with such additions thereto and deletions therefrom as may have arisen in the course of such Person's business up to such date; and
(ii) all other assets owned by such Person or liabilities incurred as of such date.

          "Large Cap Growth Funds Reorganization" consists of (i) the acquisition of the NAF Large Cap Growth Fund's Assets, and assumption of the NAF Large Cap Growth Fund's Assumed Liabilities, by the SunAmerica Blue Chip Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Blue Chip Fund, equal to the net asset value of the NAF Large Cap Growth Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Large Cap Growth Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Large Cap Growth Fund in liquidation of the NAF Large Cap Growth Fund.

          "Licenses" has the meaning ascribed thereto in Section 3(b) hereof.

          "Lien" shall mean any security agreement, financing statement (whether or not filed), mortgage, lien (statutory or otherwise), charge, pledge, hypothecation, conditional sales agreement, adverse claim, title retention agreement or other security interest, encumbrance, restriction, deed of trust, indenture, option, limitation, exception to or other title defect in or on any interest or title of any vendor, lessor, lender or other secured party to or of such Person under any conditional sale, lease, consignment or bailment given for security purposes, trust receipt or other title retention agreement with respect to any property or asset of such Person, whether direct, indirect, accrued or contingent.

          "Majority Shareholder Vote" shall mean the affirmative vote of the holders of not less than a majority of the total votes entitled to be cast at a meeting of shareholders of the Acquired Fund by the holders of shares entitled to vote thereon, voting together as a single class. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the Acquired Fund and (ii) 67% or more of the shares of the Acquired Fund represented at the special shareholders' meeting referenced in
Section 5(a) hereof if more than 50% of such shares are represented.

          "Material Adverse Effect" shall mean, with respect to any Person, any event, circumstance or condition that, individually or when aggregated with all other similar events, circumstances or conditions could reasonably be expected to have, or has had, a material adverse effect on: (i) the business, property, operations, condition (financial or otherwise), results of operations or prospects of such Person or (ii) the ability of such Person to consummate the transactions contemplated hereunder in the manner contemplated hereby, other than, in each case, any change relating to the economy or securities markets in general.

          "Mid Cap Growth Funds Reorganization" consists of (i) the acquisition of the NAF Mid Cap Growth Fund's Assets, and assumption of the NAF Mid Cap Growth Fund's Assumed Liabilities, by the SunAmerica Opportunities Fund solely in exchange for an aggregate value of Corresponding Shares of the SunAmerica Opportunities Fund, equal to the net asset value of the NAF Mid Cap Growth Fund's Assets determined in accordance with Section 2(c) hereof, and (ii) the subsequent distribution by the NAF Mid Cap Growth Fund of such Corresponding Shares to its shareholders in proportion to such shareholders' interest in the NAF Mid Cap Growth Fund in liquidation of the NAF Mid Cap Growth Fund.

          "NAF Balanced Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

          "NAF Growth & Income Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

          "NAF Large Cap Growth Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

          "NAF Mid Cap Growth Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

          "North American Funds Declaration of Trust" shall mean the Amended and Restated Agreement and Declaration of Trust of North American Funds dated as of February 18, 1994, as amended from time to time.

          "North American Funds Prospectuses" shall mean the prospectuses relating to the Acquired Funds each dated March 1, 2001, in each case as amended or supplemented.

          "North American Funds Statement of Additional Information" shall mean the statement of additional information relating to the Acquired Funds, dated March 1, 2001, as amended or supplemented.

          "N-l4 Registration Statement" has the meaning ascribed thereto in
Section 3(n) hereof.

          "Permitted Liens" shall mean, with respect to any Person, any Lien arising by reason of (i) taxes, assessments, governmental charges or claims that are either not yet delinquent, or being contested in good faith for which adequate reserves have been recorded, (ii) the Federal or state securities laws, and (iii) imperfections of title or encumbrances as do not materially detract from the value or use of the Assets or materially affect title thereto.

          "Person" shall mean any individual, corporation, limited liability company, limited or general partnership, joint venture, association, joint stock company, trust, unincorporated organization, or government or any agency or political subdivision thereof.

          "Reorganization" has the meaning ascribed thereto in the second paragraph under the heading "Plans of Reorganization" hereof. For purposes of this Agreement, the term "Reorganization" shall refer to the Balanced Funds Reorganization, the Large Cap Growth Funds Reorganization, the Growth and Income Funds Reorganization or the Mid Cap Growth Funds Reorganization, as the context requires.

          "RICs" has the meaning ascribed thereto in Section 3(b) hereof.

          "Rule 17a-8(a)" shall mean Rule 17a-8(a) under the Investment Company Act.

          "Section 17 Order" shall mean an order obtained from the Commission pursuant to Section 17(b) of the Investment Company Act to exempt consummation of a Reorganization from the prohibitions of Section 17(a) of such Act.

          "Securities Act" shall mean the Securities Act of 1933, as amended.

          "Shares" has the meaning ascribed thereto under the heading "Plans of Reorganization."

          "SunAmerica Balanced Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

          "SunAmerica Blue Chip Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

          "SunAmerica Equity Funds Declaration of Trust" shall mean the Declaration of Trust of SunAmerica Equity Funds, dated as of June 18, 1986, as amended from time to time.

          "SunAmerica Equity Funds Prospectus" shall mean the prospectus relating to the Acquiring Funds, dated September [20], 2001 as amended or supplemented.

          "SunAmerica Equity Funds Statement of Additional Information" shall mean the statement of additional information relating to the Acquiring Funds, dated September [20], 2001, as amended or supplemented.

          "SunAmerica Growth and Income Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

          "SunAmerica Opportunities Fund" has the meaning ascribed thereto under the heading "Plans of Reorganization."

          "S&S" shall mean Shearman & Sterling, counsel to SunAmerica Equity Funds and the Acquiring Funds.

          "Valuation Time" has the meaning ascribed thereto in Section 2(f) hereof.

     b. Use of Defined Terms. Any defined term used in the plural shall refer to all members of the relevant class, and any defined term used in the singular shall refer to any one or more of the members of the relevant class. The use of any gender shall be applicable to all genders.

     c. Sections and Exhibits. References in this Agreement to Sections, Exhibits and Schedules are to Sections, Exhibits and Schedules of and to this Agreement. The Exhibits and Schedules to this Agreement are hereby incorporated herein by this reference as if fully set forth herein.

     d. Miscellaneous Terms. The term "or" shall not be exclusive. The terms "herein," "hereof," "hereto," "hereunder" and other terms similar to such terms shall refer to this Agreement as a whole and not merely to the specific article, section, paragraph or clause where such terms may appear. The term "including" shall mean "including, but not limited to."

2.   The Reorganization(s).

     a. Transfer of Assets. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquired Fund shall convey, transfer and deliver to the Acquiring Fund, and the Acquiring Fund shall purchase, acquire and accept from the Acquired Fund, free and clear of all Liens (other than Permitted Liens), all of the property and assets (including cash, securities, commodities, interests in futures and dividends, any deferred or prepaid expenses and interest accrued on debt instruments, in each case as of the Valuation Time) owned by the Acquired Fund (as to each Acquired Fund, such assets are collectively referred to herein as the "Assets").

     b. Assumption of Liabilities. Subject to receiving the requisite approval of the shareholders of the Acquired Fund, and to the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, on the Closing Date, the Acquiring Fund will assume and agree to pay, perform and discharge when due all of the obligations and liabilities of the Acquired Fund then existing, whether absolute, accrued, contingent or otherwise (as to each Acquired Fund, such liabilities are collectively referred to herein as the "Assumed Liabilities").

     c. Issuance and Valuation of Corresponding Shares in the Reorganization. Full Corresponding Shares, and to the extent necessary, a fractional Corresponding Share, of an aggregate net asset value equal to the net asset value of the Assets (after deducting the Assumed Liabilities) acquired by the Acquiring Fund hereunder, determined as hereinafter provided shall be issued by the Acquiring Fund to the Acquired Fund in exchange for such Assets. The net asset value of each of the Acquired Fund's Assets and the Acquiring Fund's Corresponding Shares shall be determined in accordance with the procedures described in the SunAmerica Equity Funds Prospectus and the SunAmerica Equity Funds Statement of Additional

Information as of the Valuation Time. Such valuation and determination shall be made by the Acquiring Fund in cooperation with the Acquired Fund.

     d. Distribution of Corresponding Shares to the Acquired Fund Shareholders. Pursuant to this Agreement, as soon as practicable after the Valuation Time, the Acquired Fund will distribute all Corresponding Shares received by it from the Acquiring Fund in connection with the Reorganization to its shareholders in proportion to such shareholders' interest in the Acquired Fund. Such distribution shall be accomplished by the opening of shareholder accounts on the share ledger records of the Acquiring Fund in the amounts due the shareholders of the Acquired Fund based on their respective holdings in the Acquired Fund as of the Valuation Time.

     e. Interest; Proceeds. The Acquired Fund will pay or cause to be paid to the Acquiring Fund any interest or proceeds it receives on or after the Closing Date with respect to its Assets.

     f. Valuation Time. (i) The Valuation Time shall be the close of the New York Stock Exchange (generally 4:00 P.M., New York time) on November 9, 2001, or such earlier or later day and time as may be mutually agreed upon in writing between the parties hereto (the "Valuation Time").

          (ii) In the event that at the Valuation Time (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund shall be closed to trading or trading thereon shall be restricted; or (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Valuation Time shall be postponed until the close of the New York Stock Exchange on the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

     g. Evidence of Transfer. The Acquiring Fund and the Acquired Fund will jointly file any instrument as may be required by the Commonwealth of Massachusetts to effect the transfer of the Assets to the Acquiring Fund.

     h. Termination. The Acquired Fund's existence as a separate investment portfolio of North American Funds will be terminated as soon as practicable following the consummation of the applicable Reorganization by making any required filings with the Commonwealth of Massachusetts, as provided in Section 5(e) hereof.

     i. Separate Agreements; Reorganizations Not Conditioned on One Another. Each of the respective parties hereto hereby agrees that this Agreement shall constitute a separate agreement and plan of reorganization as to each of (i) the Balanced Funds Reorganization, (ii) the Large Cap Growth Funds Reorganization,
(iii) the Growth and Income Funds Reorganization, and (iv) the Mid Cap Growth Funds Reorganization. The parties further agree that the consummation of one Reorganization shall not be conditioned on the consummation of any other Reorganization.

3.   Representations and Warranties of the Acquired Fund.

     The Acquired Fund represents and warrants to the Acquiring Fund as follows:

     a. Formation and Qualification. The Acquired Fund is a separate investment portfolio of North American Funds, a business trust duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and the Acquired Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. North American Funds is duly qualified, registered or licensed to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquired Fund.

     b. Licenses. The Acquired Fund (or North American Funds on behalf of the Acquired Fund) holds all permits, consents, registrations, certificates, authorizations and other approvals (collectively, "Licenses") required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquired Fund. North American Funds is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-05797), and such registration has not been revoked or rescinded and is in full force and effect. The Acquired Fund has elected and qualified for the special tax treatment afforded regulated investment companies ("RICs") under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify for its taxable year ending upon the liquidation of the Acquired Fund.

     c. Authority. North American Funds, on behalf of the Acquired Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquired Fund and no other proceedings on the part of North American Funds or the Acquired Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby, except for the approval of the Acquired Fund shareholders as provided in Section 7(c) hereof. This Agreement has been duly and validly executed by North American Funds, on behalf of the Acquired Fund, and, subject to receipt of the requisite shareholder approval, and assuming due authorization, execution and delivery of this Agreement by the Acquiring Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquired Fund enforceable against the Acquired Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

     d. Financial Statements. The Acquiring Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquired Fund, each as of October 31, 2000, said financial statements having been audited by

PricewaterhouseCoopers LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     e. Semi-Annual Report to Shareholders. The Acquiring Fund has been furnished with the Acquired Fund's Semi-Annual Report to Shareholders for the six months ended April 30, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     f. Prospectus and Statement of Additional Information. The Acquiring Fund has been furnished with the North American Funds Prospectuses and the North American Funds Statement of Additional Information, and insofar as they relate to the Acquired Fund, said Prospectuses and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

     g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquired Fund, threatened against the Acquired Fund that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund. The Acquired Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquired Fund.

     h. Material Contracts. There are no material contracts outstanding to which North American Funds on behalf of the Acquired Fund is a party that have not been disclosed in the N-14 Registration Statement, the North American Funds Prospectuses or the North American Funds Statement of Additional Information.

     i. No Conflict. The execution and delivery of this Agreement by North American Funds on behalf of the Acquired Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) North American Funds' Declaration of Trust or by-laws, each as amended and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which North American Funds on behalf of the Acquired Fund is a party or to which its assets or properties are subject, or
(iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquired Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquired Fund.

     j. Undisclosed Liabilities. The Acquired Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business since April 30, 2001, and those incurred in connection with the Reorganization.

     k. Taxes. The Acquired Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquired Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquired Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

     l. Assets. The Acquired Fund has good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens. The Acquired Fund is the direct sole and exclusive owner of the Assets. At the Closing Date, upon consummation of the transactions contemplated hereby, the Acquiring Fund will have good and marketable title to the Assets, free and clear of all Liens, except for Permitted Liens.

     m. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquired Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico), (ii) a Majority Shareholder Vote, and
(iii) if necessary, receipt of a Section 17 Order.

     n. N-14 Registration Statement. The registration statement filed, or to be filed, by SunAmerica Equity Funds on Form N-14 relating to the Corresponding Shares to be issued pursuant to this Agreement, which includes the proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund with respect to the transactions contemplated hereby, and any supplement or amendment thereto or to the documents therein (as amended and supplemented, the "N-14 Registration Statement"), on the effective date of the N-14 Registration Statement, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquired Fund (i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and (ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     o. Capitalization. Under the Declaration of Trust of North American Funds, the Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into four classes designated Class A, Class B, Class C and Institutional Class I shares. All issued and outstanding shares of the Acquired Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquired Fund to automatically convert to Class A shares of the Acquired Fund eight years after the purchase thereof, or (ii) in connection with any automatic dividend reinvestment plan available to the Acquired Fund shareholders, there are no options warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquired Fund to issue any of its shares or securities convertible into its shares.

     p. Books and Records. The books and records of the Acquired Fund made available to the Acquiring Fund and/or its counsel are substantially true and correct and contain no material misstatements or omissions with respect to the operations of the Acquired Fund.

4.   Representations and Warranties of the Acquiring Fund.

     The Acquiring Fund represents and warrants to the Acquired Fund as follows:

     a. Formation and Qualification. The Acquiring Fund is a separate investment portfolio of SunAmerica Equity Funds, a business trust duly organized, validly existing and in good standing in conformity with the laws of the Commonwealth of Massachusetts, and the Acquiring Fund has all requisite power and authority to own all of its properties or assets and carry on its business as presently conducted. SunAmerica Equity Funds is duly qualified, registered or licensed as a foreign corporation to do business and is in good standing in each jurisdiction in which the ownership of its properties or assets or the character of its present operations makes such qualification, registration or licensing necessary, except where the failure to so qualify or be in good standing would not have a Material Adverse Effect on the Acquiring Fund.

     b. Licenses. The Acquiring Fund (or SunAmerica Equity Funds on behalf of the Acquiring Fund) holds all Licenses required for the conduct of its business as now being conducted; all such Licenses are in full force and effect and no suspension or cancellation of any of them is pending or threatened; and none of such Licenses will be affected by the consummation of the transactions contemplated by this Agreement in a manner that would have a Material Adverse Effect on the Acquiring Fund. SunAmerica Equity Funds is duly registered under the Investment Company Act as an open-end management investment company (File No. 811-4801), and such registration has not been revoked or rescinded and is in full force and effect. The Acquiring Fund has elected and qualified for the special tax treatment afforded to RICs under Sections 851-855 of the Code at all times since its inception and intends to continue to so qualify both until consummation of the Reorganization and thereafter.

     c. Authority. SunAmerica Equity Funds, on behalf of the Acquiring Fund, has full power and authority to execute and deliver this Agreement and to consummate the transactions contemplated hereby. The execution and delivery of this Agreement and the consummation of the transactions contemplated hereby have been duly and validly authorized by all necessary action on the part of the Acquiring Fund and no other proceedings on the part of the Acquiring Fund are necessary to authorize this Agreement or the consummation of the transactions contemplated hereby. This Agreement has been duly and validly executed by SunAmerica Equity Funds, on behalf of the Acquiring Fund, and assuming due authorization, execution and delivery of this Agreement by the Acquired Fund, this Agreement constitutes a legal, valid and binding obligation of the Acquiring Fund enforceable against the Acquiring Fund in accordance with its terms, subject to the effects of bankruptcy, insolvency, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors' rights generally and court decisions with respect thereto and the remedy of specific performance and injunctive and other forms of equitable relief.

     d. Financial Statements. The Acquired Fund has been furnished with an accurate, correct and complete statement of assets and liabilities and a schedule of Investments of the Acquiring Fund, each as of September 30, 2000, said financial statements having been audited by Ernst & Young LLP, independent public accountants. Such audited financial statements fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     e. Semi-Annual Report to Stockholders. The Acquired Fund has been furnished with the Acquiring Fund's Semi-Annual Report to Stockholders for the six months ended March 31, 2001, and the unaudited financial statements appearing therein fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     f. Prospectus and Statement of Additional Information. The Acquired Fund has been furnished with the SunAmerica Equity Funds Prospectus and the SunAmerica Equity Funds Statement of Additional Information, and insofar as they relate to the Acquiring Fund, said Prospectuses and Statement of Additional Information do not contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in the light of the circumstances under which they were made, not misleading.

     g. Litigation. There are no claims, actions, suits or legal, administrative or other proceedings pending or, to the knowledge of the Acquiring Fund, threatened against the Acquiring Fund that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund. The Acquiring Fund is not charged with or, to its knowledge, threatened with any violation, or investigation of any possible violation, of any provisions of any Federal, state or local law or regulation or administrative ruling relating to any aspect of its business that could reasonably be expected to have a Material Adverse Effect on the Acquiring Fund.

     h. Material Contracts. There are no material contracts outstanding to which SunAmerica Equity Funds on behalf of the Acquiring Fund is a party that have not been disclosed in the N-14 Registration Statement, the SunAmerica Equity Funds Prospectus, or the SunAmerica Equity Funds Statement of Additional Information.

     i. No Conflict. The execution and delivery of this Agreement by SunAmerica Equity Funds on behalf of the Acquiring Fund and the consummation of the transactions contemplated hereby will not contravene or constitute a default under or violation of (i) the SunAmerica Equity Funds Declaration of Trust or by-laws, each as amended and in effect as of the date hereof, (ii) any agreement or contract (or require the consent of any Person under any agreement or contract that has not been obtained) to which SunAmerica Equity Funds on behalf of the Acquiring Fund is a party or to which its assets or properties are subject, or (iii) any judgment, injunction, order or decree, or other instrument binding upon the Acquiring Fund or any of its assets or properties, except where such contravention, default or violation would not have a Material Adverse Effect on the Acquiring Fund.

     j. Undisclosed Liabilities. The Acquiring Fund has no material liabilities, contingent or otherwise, other than those shown on its statements of assets and liabilities referred to herein, those incurred in the ordinary course of its business as an investment company since March 31, 2001 and those incurred in connection with the Reorganization.

     k. Taxes. The Acquiring Fund has filed (or caused to be filed), or has obtained extensions to file, all Federal, state and local tax returns which are required to be filed by it, and has paid (or caused to be paid) or has obtained extensions to pay, all taxes shown on said returns to be due and owing, and all assessments received by it, up to and including the taxable year in which the Closing Date occurs. All tax liabilities of the Acquiring Fund have been adequately provided for on its books, and no tax deficiency or liability of the Acquiring Fund has been asserted and no question with respect thereto has been raised by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid, up to and including the taxable year in which the Closing Date occurs.

     l. Consents. No filing or registration with, or consent, approval, authorization or order of, any Person is required for the consummation by the Acquiring Fund of the Reorganization, except for (i) such as may be required under the Securities Act, the Exchange Act, the Investment Company Act, or state securities laws (which term as used herein shall include the laws of the District of Columbia and Puerto Rico) (ii) [such actions as shall be necessary to have the Acquiring Fund establish and offer Class I shares, and (iii)] if necessary, receipt of a Section 17 Order.

     m. N-l4 Registration Statement. The N-14 Registration Statement, on its effective date, at the time of the shareholders' meeting referred to in Section 5(a) hereof and on the Closing Date, insofar as it relates to the Acquiring Fund
(i) complied, or will comply, as the case may be, in all material respects, with the applicable provisions of the Securities Act, the Exchange Act and the Investment Company Act and the rules and regulations promulgated thereunder, and
(ii) did not, or will not, as the case may be, contain any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

     n. Capitalization. Under the Declaration of Trust of SunAmerica Equity Funds, the Acquiring Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, divided into four classes, designated Class A, Class B, Class II and Class Z (in the case of the SunAmerica Growth and Income Fund). All issued and outstanding shares of the Acquiring Fund are duly authorized, validly issued, fully paid and non-assessable and free of preemptive rights. Except for (i) the right of Class B shares of the Acquiring Fund to automatically convert to Class A shares of the Acquiring Fund approximately eight years after the purchase thereof or (ii) in connection with any automatic dividend reinvestment plan available to the Acquiring Fund shareholders, there are no options, warrants, subscriptions, calls or other rights, agreements or commitments obligating the Acquiring Fund to issue any of its shares or securities convertible into its shares.

     o. Corresponding Shares.

        i. The Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund and subsequently distributed by the Acquired Fund to its shareholders as provided in this Agreement have been, or in the case of Class I Shares will be, duly and validly authorized and, when issued and delivered pursuant to this Agreement, will be legally and validly issued and will be fully paid and nonassessable and will have full voting rights, and no shareholder of the Acquiring Fund will have any preemptive right of subscription or purchase in respect thereof.

        ii. At or prior to the Closing Date, the Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund on the Closing Date will be duly qualified for offering to the public in all states of the United States in which the sale of shares of the Acquiring Fund presently are qualified, and there are a sufficient number of such shares registered under the Securities Act, the Investment Company Act and with each pertinent state securities commission to permit the Reorganization to be consummated.

5.   Covenants of the Acquired Fund and the Acquiring Fund.

     a. Special Shareholders' Meeting. The Acquired Fund agrees to call a special meeting of its shareholders to be held as soon as practicable after the effective date of the N-14 Registration Statement for the purpose of considering the Reorganization as described in this Agreement and to take all other action necessary to obtain shareholder approval of the transactions contemplated herein.

     b. Unaudited Financial Statements.

        i. The Acquired Fund hereby agrees to furnish or cause its agents to furnish to the Acquiring Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquired Fund with values determined in accordance with Section 2(c) hereof and an unaudited schedule of Investments of the Acquired Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquired Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

        ii. The Acquiring Fund hereby agrees to furnish or cause its agents to furnish to the Acquired Fund, at or prior to the Closing Date, for the purpose of determining the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund pursuant to Section 2(c) hereof, an accurate, correct and complete unaudited statement of assets and liabilities of the Acquiring Fund with values determined in accordance with Section 2(c) hereof and an unaudited schedule of Investments of the Acquiring Fund (including the respective dates and costs of acquisition thereof), each as of the Valuation Time. Such unaudited financial statements will fairly present in all material respects the financial position of the Acquiring Fund as of the dates and for the periods referred to therein and in conformity with generally accepted accounting principles applied on a consistent basis.

     c. Share Ledger Records of the Acquiring Fund. The Acquiring Fund agrees, as soon as practicable after the Valuation Time, to open shareholder accounts on its share ledger records for the shareholders of the Acquired Fund in connection with the distribution of Corresponding Shares by the Acquired Fund to such shareholders in accordance with Section 2(d) hereof.

     d. Conduct of Business. The Acquired Fund and the Acquiring Fund each covenants and agrees to operate its respective business in the ordinary course as presently conducted between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions.

     e. Termination of the Acquired Fund. North American Funds agrees that as soon as practicable following the consummation of the Reorganization, it will terminate the existence of the Acquired Fund in accordance with the laws of the Commonwealth of Massachusetts and any other applicable law.

     f. Filing of N-14 Registration Statement. SunAmerica Equity Funds, on behalf of the Acquiring Fund, will file or cause its agents to file the N-14 Registration Statement with the Commission and will use its best efforts to cause the N-14 Registration Statement to become effective as promptly as practicable after the filing thereof. The Acquired Fund and the Acquiring Fund agree to cooperate fully with each other, and each will furnish to the other the information relating to itself to be set forth in the N-14 Registration Statement as required by the Securities Act, the Exchange Act, the Investment Company Act, and the rules and regulations thereunder and the state securities or blue sky laws (if applicable).

     g. Corresponding Shares. The Acquired Fund will not sell or otherwise dispose of any of the Corresponding Shares to be received by it from the Acquiring Fund in connection with the Reorganization, except in distribution to the shareholders of the Acquired Fund in accordance with the terms hereof.

     h. Tax Returns. The Acquired Fund and the Acquiring Fund each agrees that by the Closing Date all of its Federal and other tax returns and reports required to be filed on or before such date shall have been filed and all taxes shown as due on said returns either shall have been paid or adequate liability reserves shall have been provided for the payment of such taxes. In connection with this provision, the Acquiring Fund and the Acquired Fund agree to cooperate with each other in filing any tax return, amended return or claim for refund, determining a liability for taxes or a right to a refund of taxes or participating in or conducting any audit or other proceeding in respect of taxes.

     i. Combined Proxy Statement and Prospectus Mailing. The Acquired Fund agrees to mail to its shareholders of record entitled to vote at the special meeting of shareholders at which action is to be considered regarding this Agreement, in sufficient time to comply with requirements as to notice thereof, a combined Proxy Statement and Prospectus which complies in all material respects (except as to information therein relating to the Acquiring Fund) with the applicable provisions of Section 14(a) of the Exchange Act and Section 20(a) of the Investment Company Act, and the rules and regulations promulgated thereunder.

     j. Confirmation of Tax Basis. The Acquired Fund will deliver to the Acquiring Fund on the Closing Date confirmations or other adequate evidence as to the tax basis of each of the Assets delivered to the Acquiring Fund hereunder.

     k. Shareholder List. As soon as practicable after the close of business on the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund a list of the names and addresses of all of the shareholders of record of the Acquired Fund on the Closing Date and the number of shares of the Acquired Fund owned by each such shareholder as of such date, certified to the best of its knowledge and belief by the transfer agent or by North American Funds on behalf of the Acquired Fund.

     l. [Class I Shares. SunAmerica Equity Funds, on behalf of the Acquiring Fund, shall (i) cause a post-effective amendment to its Registration Statement on Form N-1A (the "Acquiring Fund Post-Effective Amendment") to be filed with the Commission in a timely fashion to register the Class I Shares of the Acquiring Fund for sale under the Securities Act prior to the Closing Date, and
(ii) prior to the Closing Date, amend the Acquiring Fund's plan under Rule 18f-3 under the Investment Company Act to reflect the addition of such Class I Shares and take such other steps as may be necessary to establish a new class of shares of the Acquiring Fund.]

6.  Closing Date.

          The closing of the transactions contemplated by this Agreement shall be at the offices of ____________________________________ after the close of the
New York Stock Exchange on November 9, 2001, or at such other place, time and date agreed to by the Acquired Fund and the Acquiring Fund. The date and time upon which such closing is to take place shall be referred to herein as the "Closing Date." To the extent that any Assets, for any reason, are not transferable on the Closing Date, the Acquired Fund shall cause such Assets to be transferred to the Acquiring Fund's custody account with State Street Bank and Trust Company at the earliest practicable date thereafter.

7.  Conditions of the Acquired Fund.

          The obligations of the Acquired Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquired Fund only and, other than with respect to the condition set forth in Section 7(c) hereof, may be waived, in whole or in part, by the Acquired Fund at any time in its sole discretion.

     a. Representations and Warranties. The representations and warranties of the Acquiring Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

     b. Performance. The Acquiring Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

     c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholders Vote.

     d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of SunAmerica Equity Funds, on behalf of the Acquiring Fund, including a majority of the Trustees who are not "interested persons" of North American Funds or SunAmerica Equity Funds as defined in Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquiring Fund and (ii) the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization.

     e. Deliveries by the Acquiring Fund. At or prior to the Closing Date, the Acquiring Fund shall deliver to the Acquired Fund the following:

        i. a certificate, in form and substance reasonably satisfactory to the Acquired Fund, executed by the President (or a Vice President) of SunAmerica Equity Funds on behalf of the Acquiring Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 7(a), (b), (d) and (f) have been fulfilled;

        ii. the unaudited financial statements of the Acquiring Fund required by
Section 5(b)(ii) hereof;

        iii. an opinion of S&S, counsel to the Acquiring Fund, in form and substance reasonably satisfactory to the Acquired Fund, to the effect that, for Federal income tax purposes, (i) the transfer of the Assets to the Acquiring Fund in return solely for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement will constitute a reorganization within the meaning of Section 368(a) of the Code, and assuming that such transfer, issuance and assumption qualifies as a reorganization within the meaning of Section 368(a) of the Code, the Acquired Fund and the Acquiring Fund will each be deemed to be a "party" to the Reorganization within the meaning of Section 368(b) of the Code; (ii) in accordance with Section 361 of the Code, no gain or loss will be recognized to the Acquired Fund as a result of the Asset transfer solely in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities or on the distribution of the Corresponding Shares to the Acquired Fund shareholders as provided for in the Agreement; (iii) under Section 1032 of the Code, no gain or loss will be recognized to the Acquiring Fund on the receipt of the Assets in return for the Corresponding Shares and the assumption by the Acquiring Fund of the Assumed Liabilities as provided for in the Agreement; (iv) in accordance with Section 354(a)(1) of the Code, no gain or loss will be recognized to the shareholders of the Acquired Fund on the receipt of Corresponding Shares in return for their shares of the Acquired Fund; (v) in accordance with Section 362(b) of the Code, the tax basis of the Assets in the hands of the Acquiring Fund will be the same as the tax basis of such Assets in the hands of the Acquired Fund immediately prior to the consummation of the Reorganization; (vi) in accordance with Section 358 of the Code, immediately after the Reorganization, the tax basis of the Corresponding Shares received by the shareholders of the Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of the Acquired Fund surrendered in return therefor; (vii) in accordance with Section 1223 of the Code, a shareholder's holding period for the Corresponding Shares will be determined by including the period for which such shareholder held the shares of the Acquired Fund exchanged therefor, provided that the Acquired Fund shares were held as a capital asset; (viii) in accordance with Section 1223 of the Code, the Acquiring Fund's holding period with respect to the Assets acquired by it will include the period for which such Assets were held by the Acquired Fund; and (ix) the taxable year of the Acquired Fund will end on the effective date of the Reorganization and pursuant to Section 381(a) of the Code and regulations thereunder, the Acquiring Fund will succeed to and take into account certain tax attributes of the Acquired Fund, such as earnings and profits, capital loss carryovers and method of accounting.

     f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquiring Fund since March 31, 2001 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquiring Fund's customary operating expenses, each in the ordinary course of business.

     g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

     h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquired Fund and its counsel, and the Acquired Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquired Fund or its counsel may reasonably request.

     i. N-14 Registration Statement; Acquiring Fund Post-Effective Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquiring Fund or the Acquired Fund, contemplated by the Commission.

     j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquiring Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

     k. Commission Orders or Interpretations. The Acquired Fund shall have received from the Commission such orders or interpretations, including a Section 17 Order, as counsel to the Acquired Fund deems reasonably necessary or desirable under the Securities Act and the Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

8.   Conditions of the Acquiring Fund.

     The obligations of the Acquiring Fund hereunder shall be subject to the satisfaction, at or before the Closing Date (or such other date specified herein), of the conditions set forth below. The benefit of these conditions is for the Acquiring Fund only and, other than with respect to the condition set forth in Section 8(c) hereof, may be waived, in whole or in part, by the Acquiring Fund at any time in its sole discretion.

     a. Representations and Warranties. The representations and warranties of the Acquired Fund made in this Agreement shall be true and correct in all material respects when made, as of the Valuation Time and as of the Closing Date all with the same effect as if made at and as of such dates, except that any representations and warranties that relate to a particular date or period shall be true and correct in all material respects as of such date or period.

     b. Performance. The Acquired Fund shall have performed, satisfied and complied with all covenants, agreements and conditions required to be performed, satisfied or complied with by it under this Agreement at or prior to the Closing Date.

     c. Shareholder Approval. This Agreement shall have been adopted, and the Reorganization shall have been approved, by a Majority Shareholder Vote.

     d. Approval of Board of Trustees. This Agreement shall have been adopted and the Reorganization shall have been approved by the Board of Trustees of North American Funds, on behalf of the Acquired Fund, including a majority of the Trustees who are not "interested persons" of North American Funds or SunAmerica Equity Funds within the meaning of Section 2(a)(19) of the Investment Company Act, which shall have found, as required by Rule 17a-8(a), that (i) participation in the Reorganization is in the best interests of the Acquired Fund and (ii) the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

     e. Deliveries by the Acquired Fund. At or prior to the Closing Date, the Acquired Fund shall deliver to the Acquiring Fund the following:

        i. a certificate, in form and substance reasonably satisfactory to the Acquiring Fund, executed by the President (or a Vice President) of North American Funds on behalf of the Acquired Fund, dated as of the Closing Date, certifying that the conditions specified in Sections 8(a), (b), (c), (d) and (f) have been fulfilled;

        ii. the unaudited financial statements of the Acquired Fund required by
Section 5(b)(i) hereof;

        iii. an opinion of S&S, in form and substance reasonably satisfactory to the Acquiring Fund, with respect to the matters specified in Section 7(e)(iii) hereof.

     f. No Material Adverse Change. There shall have occurred no material adverse change in the financial position of the Acquired Fund since April 30, 2001 other than changes in its portfolio securities since that date, changes in the market value of its portfolio securities or changes in connection with the payment of the Acquired Fund's customary operating expenses, each in the ordinary course of business. The Acquired Fund reserves the right to sell any of its portfolio securities in the ordinary course of business, but will not, without the prior written consent of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

     g. Absence of Litigation. There shall not be pending before any Governmental Authority any material litigation with respect to the matters contemplated by this Agreement.

     h. Proceedings and Documents. All proceedings contemplated by this Agreement, the Reorganization, and all of the other documents incident thereto, shall be reasonably satisfactory to the Acquiring Fund and its counsel, and the Acquiring Fund and its counsel shall have received all such counterpart originals or certified or other copies of such documents as the Acquiring Fund or its counsel may reasonably request.

     i. N-l4 Registration Statement; Acquiring Fund Post-Effective Amendment. The N-14 Registration Statement and Acquiring Fund Post-Effective Amendment each shall have become effective under the Securities Act, and no stop order suspending such effectiveness shall have been instituted or, to the knowledge of the Acquired Fund or the Acquiring Fund, contemplated by the Commission.

     j. Compliance with Laws; No Adverse Action or Decision. Since the date hereof, (i) no law, statute, ordinance, code, rule or regulation shall have been promulgated, enacted or entered that restrains, enjoins, prevents, materially delays, prohibits or otherwise makes illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby and thereby; (ii) the Commission shall not have issued an unfavorable advisory report under Section 25(b) of the Investment Company Act, nor instituted or threatened to institute any proceeding seeking to enjoin consummation of the Reorganization under Section 25(c) of the Investment Company Act, and (iii) no other legal, administrative or other proceeding shall be instituted or threatened by any Governmental Authority which would materially affect the financial condition of the Acquired Fund or that seeks to restrain, enjoin, prevent, materially delay, prohibit or otherwise make illegal the performance of this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby.

     k. Commission Orders or Interpretations. The Acquiring Fund shall have received from the Commission such orders or interpretations, including a Section 17 Order, as counsel to the Acquiring Fund, deems reasonably necessary or desirable under the Securities Act and the

Investment Company Act in connection with the Reorganization; provided that such counsel shall have requested such orders or interpretations as promptly as practicable, and all such orders shall be in full force and effect.

     l. Dividends. Prior to the Closing Date, the Acquired Fund shall have declared a dividend or dividends which, together with all such previous dividends, shall have the effect of distributing to its shareholders all of its investment company taxable income as of the Closing Date, if any (computed without regard to any deduction for dividends paid), and all of its net capital gain, if any, realized as of the Closing Date.

9.   Termination, Postponement and Waivers.

     a. Termination of Agreement. Notwithstanding anything contained in this Agreement to the contrary, subject to Section 10 hereof, this Agreement may be terminated and the Reorganization abandoned at any time (whether before or after approval thereof by the shareholders of the Acquired Fund) prior to the Closing Date, or the Closing Date may be postponed, by notice in writing prior to the Closing Date:

        i. by the Acquired Fund or the Acquiring Fund if:

          (1) the Board of Trustees of North American Funds and the Board of Trustees of SunAmerica Equity Funds so mutually agree in writing; or

          (2) any Governmental Authority of competent jurisdiction shall have issued any judgment, injunction, order, ruling or decree or taken any other action restraining, enjoining or otherwise prohibiting this Agreement, the Reorganization or the consummation of any of the transactions contemplated hereby or thereby and such judgment, injunction, order, ruling, decree or other action becomes final and non-appealable; provided that the party seeking to terminate this Agreement pursuant to this Section 9(a)(i)(3) shall have used its reasonable best efforts to have such judgment, injunction, order, ruling, decree or other action lifted, vacated or denied.

        ii. by the Acquired Fund if any condition of the Acquired Fund's obligations set forth in Section 7 of this Agreement has not been fulfilled or waived by it; or

        iii. by the Acquiring Fund if any condition of the Acquiring Fund's obligations set forth in Section 8 of this Agreement has not been fulfilled or waived by it.

     b. Commission Order. If any order or orders of the Commission with respect to this Agreement, the Reorganization or any of the transactions contemplated hereby or thereby shall be issued prior to the Closing Date and shall impose any terms or conditions which are determined by action of the Board of Trustees of North American Funds and the Board of Trustees of SunAmerica Equity Funds to be acceptable, such terms and conditions shall be binding as if a part of this Agreement without further vote or approval of the shareholders of the Acquired Fund, unless such terms and conditions shall result in a change in the method of computing the number of Corresponding Shares to be issued by the Acquiring Fund to the Acquired Fund in which event, unless such terms and conditions shall have been included in the proxy solicitation materials furnished to the shareholders of the Acquired Fund prior to the meeting at which the Reorganization shall have been approved, this Agreement shall not be consummated and shall terminate unless the Acquired Fund promptly shall call a special meeting of shareholders at which such conditions so imposed shall be submitted for approval and the requisite approval of such conditions shall be obtained.

     c. Effect of Termination. In the event of termination of this Agreement pursuant to the provisions hereof, the same shall become null and void and have no further force or effect, and there shall not be any liability on the part of either the Acquired Fund or the Acquiring Fund, North American Funds or SunAmerica Equity Funds, or Persons who are their directors, trustees, officers, agents or shareholders in respect of this Agreement.

     d. Waivers; Non-Material Changes. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the party that is entitled to the benefit thereof if such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of such party on behalf of which such action is taken. In addition, each party has delegated to its investment adviser the ability to make non-material changes to this Agreement if such investment adviser deems it to be in the best interests of the Acquired Fund or Acquiring Fund for which it serves as investment adviser to do so.

10.  Survival of Representations and Warranties.

        The respective representations and warranties contained in Sections 3 and 4 hereof shall expire with, and be terminated by, the consummation of the Reorganization, and neither the Acquired Fund nor the Acquiring Fund nor any of their officers, trustees, agents or shareholders shall have any liability with respect to such representations or warranties after the Closing Date. This provision shall not protect any officer, trustee or agent of the Acquired Fund or the Acquiring Fund, or of North American Funds or SunAmerica Equity Funds against any liability to the entity for which such Person serves in such capacity, or to its shareholders, to which such Person would be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties in the conduct of such office.

11.  Other Matters.

     a. Obligations. Copies of the North American Funds Declaration of Trust and SunAmerica Equity Funds Declaration of Trust are on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Trustees of North American Funds on behalf of the Acquired Fund and on behalf of the Trustees of SunAmerica Equity Funds on behalf of the Acquiring Fund, as trustees and not individually, and that the obligations of or arising out of this instrument are not binding upon any of the trustees, officers, employees, agents or shareholders of North American Funds or SunAmerica Equity Funds individually, but are binding solely upon the assets and property of the Acquired Fund and the Acquiring Fund, respectively.

     b. Further Assurances. Each party hereto covenants and agrees to provide the other party hereto and its agents and counsel with any and all documentation, information, assistance and cooperation that may become necessary from time to time with respect to the transactions contemplated by this Agreement.

     c. Notices. Any notice, report or other communication hereunder shall be in writing and shall be given to the Person entitled thereto by hand delivery, prepaid certified mail or overnight service, addressed to the Acquired Fund or the Acquiring Fund, as applicable, at the address set forth below. If the notice is sent by certified mail, it shall be deemed to have been given to the Person entitled thereto upon receipt and if the notice is sent by overnight service, it shall be deemed to have been given to the Person entitled thereto one (1) business day after it was deposited with the courier service for delivery to that Person. Notice of any change in any address listed below also shall be given in the manner set forth above. Whenever the giving of notice is required, the giving of such notice may be waived by the party entitled to receive such notice.

     If to the Acquired Fund, to:  North American Funds
                                   286 Congress Street
                                   Boston, MA 02210
                                   Attention:  Nori Gabert, Esq.

     With a copy to:               Sullivan & Worcester LLP
                                   1025 Connecticut Avenue, N.W.
                                   Suite 1000
                                   Washington, DC  20036
                                   Attention:  David M. Leahy, Esq.

     If to the Acquiring Fund, to: SunAmerican Equity Funds
                                   733 Third Avenue, Third Floor
                                   New York, NY 1017
                                   Attention:  Robert M. Zakem, Esq.

     With a copy to:               Shearman & Sterling
                                   599 Lexington Avenue
                                   New York, New York 10022
                                   Attention:  Margery K. Neale, Esq.

     d. Entire Agreement. This Agreement contains the entire agreement between the parties hereto with respect to the matters contemplated herein and supersedes all previous agreements or understandings between the parties related to such matters.

     e. Amendment. Except as set forth in Section 9(d) hereof, this Agreement may be amended, modified, superseded, canceled, renewed or extended, and the terms or covenants hereof may be waived, only by a written instrument executed by all of the parties hereto or, in the case of a waiver, by the party waiving compliance; provided that, following the meeting of shareholders of the Acquired Fund pursuant to Section 5(a) hereof, no such amendment may have the effect of changing the provisions for determining the number of Corresponding Shares to be issued to the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval. Except as otherwise specifically provided in this Agreement, no waiver by either party hereto of any breach by the other party hereto of any condition or provision of this Agreement to be performed by such other party shall be deemed a waiver of a similar or dissimilar provision or condition at the same or at any prior or subsequent time.

     f. Governing Law. This Agreement shall be construed and enforced in accordance with, and the rights of the parties shall be governed by, the laws of the State of New York applicable to agreements made and to be performed in said state, without giving effect to the principles of conflict of laws thereof.

     g. Assignment. This Agreement shall not be assigned by any of the parties hereto, in whole or in part, whether by operation of law or otherwise, without the prior written consent of the other party hereto. Any purported assignment contrary to the terms hereof shall be null, void and of no effect. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

     h. Costs of the Reorganization. All costs of the Reorganization shall be borne by American International Group, Inc. or an affiliate thereof, regardless of whether the reorganizations are consummated.

     i. Severability. Any term or provision of this Agreement which is invalid or unenforceable in any jurisdiction shall, as to such jurisdiction, be ineffective to the extent of such invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions of this Agreement or affecting the validity or enforceability of any of the terms and provisions of this Agreement in any other jurisdiction.

     j. Headings. Headings to sections in this Agreement are intended solely for convenience and no provision of this Agreement is to be construed by reference to the heading of any section.

     k. Counterparts. This Agreement may be executed in any number of counterparts, each of which, when executed and delivered, shall be deemed to be an original but all such counterparts together shall constitute but one instrument.

     IN WITNESS WHEREOF, the parties have executed this Agreement as of the date first set forth above.

Attest:                            North American Funds on behalf of
                                   Balanced Fund
                                   Large Cap Growth Fund
                                   Growth & Income Fund
                                   Mid Cap Growth Fund




By:_____________________________   By:_____________________________
   Name:                              Name:
   Title:                             Title:



Attest:                            SunAmerica Equity Funds on behalf of
                                   Balanced Assets Fund
                                   Blue Chip Growth Fund
                                   Growth and Income Fund
                                   Growth Opportunities Fund



By:_____________________________   By:_____________________________
   Name:                              Name:
   Title:                             Title:

================================================================================

                             NORTH AMERICAN FUNDS
                              Global Equity Fund
                           International Equity Fund
                         International Small Cap Fund
                              286 Congress Street
                         Boston, Massachusetts  02210

                              __________________

                NOTICE OF JOINT SPECIAL MEETING OF SHAREHOLDERS

                              __________________

                        TO BE HELD ON NOVEMBER 7, 2001

To our Shareholders:

Notice is Hereby Given that a special meeting of shareholders (the "NAF Meeting") of each of Global Equity Fund, International Equity Fund and International Small Cap Fund of North American Funds will be held at the principal executive offices of the Funds, 286 Congress Street, Boston, MA 02210 on November 7, 2001 at 10:00 a.m. Eastern Time.

     The Global Equity Fund, International Equity Fund and International Small Cap Fund of North American Funds are collectively referred to as the "NAF Acquired Funds." The accompanying proxy statement and prospectus also relates to a Special Meeting of Shareholders of the International Equity Portfolio of SunAmerica Style Select Series, Inc. (the "SunAmerica Acquired Fund").
Only proposals 1 and 2 (a) apply to NAF Acquired Funds.

     The purpose of the NAF Meeting is to consider:

1. Each NAF Acquired Fund: approval or disapproval of a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. and North American Funds on behalf of each NAF Acquired Fund, the terms of which are the same in all material respects to the previous investment advisory agreement with American General Asset Management Corp.;

2. (a) Each NAF Acquired Fund: approval or disapproval of an Agreement and Plan of Reorganization (the "NAF Acquired Funds Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of each NAF Acquired Fund by the SunAmerica International Equity Fund of SunAmerica Equity Funds (the "New SunAmerica International Equity Fund"), solely in exchange for an equal aggregate value of newly issued shares of the New SunAmerica International Equity Fund, as described in the accompanying proxy statement and prospectus. The New SunAmerica International Equity Fund is a newly created series of SunAmerica Equity Funds, created for the purpose of receiving the assets of the NAF Acquired Funds and the SunAmerica Acquired Fund. The NAF Acquired Funds Agreement and Plan also provides for distribution of the shares of the New SunAmerica International Equity Fund to shareholders of each NAF Acquired Fund. A vote in favor of this proposal will constitute a vote in favor of the termination of each NAF Acquired Fund as separate investment portfolios of North American Funds;

    (b)  Not applicable.

3. To transact such other business as properly may come before the NAF Meeting or any adjournment thereof.

     If shareholders of the NAF Acquired Funds approve the NAF Acquired Funds Agreement and Plan of Reorganization, the three NAF Acquired Funds will reorganize into the newly created New SunAmerica International Equity Fund. Shareholders of the SunAmerica Acquired Fund are concurrently being asked to approve the reorganization of their fund into the New SunAmerica International Equity Fund. The New SunAmerica International Equity Fund will be the surviving Fund and, subject to shareholder approval, its assets will consist initially of the assets of the three NAF Acquired Funds and the SunAmerica Acquired Fund.
The NAF Acquired Funds Agreement and Plan of Reorganization is being voted on separately by shareholders of each respective NAF Acquired Fund, and is not dependent on the approval by shareholders of any other NAF Acquired Fund or by the shareholders of the SunAmerica Acquired Fund.

     The Board of Trustees of the NAF Acquired Funds has fixed the close of business on September 17, 2001 as the record date for the determination of shareholders entitled to notice of, and to vote at, the NAF Meeting or any adjournment thereof.

     A complete list of the shareholders of each of the NAF Acquired Funds entitled to vote at the NAF Meeting will be available and open to the examination of any shareholders of each NAF Acquired Fund for any purpose germane to the NAF Meeting during ordinary business hours from and after October 24, 2001 at the offices of North American Funds, 286 Congress Street, Boston, Massachusetts and at the NAF Meeting.

      You are cordially invited to attend the NAF Meeting. Shareholders who do not expect to attend the NAF Meeting in person are requested to complete, date and sign the enclosed respective form of proxy and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, you may vote your shares by calling a specially designated telephone number (toll free 1-
___________) or via the Internet at http://proxy.[-].com.   Each of the enclosed
proxies is being solicited on behalf of the Board of Trustees.

The Board of Trustees of North American Funds unanimously recommends that the shareholders of each NAF Acquired Fund approve the New Investment Advisory Agreement and the NAF Acquired Funds Agreement and Plan of Reorganization.

By Order of the Board of Trustees,
John I. Fitzgerald
Secretary, North American Funds

Boston, Massachusetts
Dated:  September __, 2001

                     SUNAMERICA STYLE SELECT SERIES, INC.
                        International Equity Portfolio
                             The SunAmerica Center
                               733 Third Avenue
                                  Third Floor
                              New York, NY 10017

                              ------------------

                   NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                              ------------------


                        TO BE HELD ON NOVEMBER 7, 2001

To our Shareholders:

NOTICE IS HEREBY GIVEN that a special meeting of shareholders (the "SunAmerica Meeting") of International Equity Portfolio of SunAmerica Style Select Series, Inc. will be held at __________________ on November 7, 2001 at [-] [a.m.] [p.m.]
Eastern Time.

         The International Equity Portfolio of SunAmerica Style Select Series, Inc. is referred to as the "SunAmerica International Equity Portfolio" or the "SunAmerica Acquired Fund." The accompanying proxy statement and prospectus also relates to a Joint Special Meeting of Shareholders of three portfolios of North American Funds (the "NAF Acquired Funds"). Only proposal 2 (b) applies to your Fund.

         The purpose of the SunAmerica Meeting is to consider:

1.  Not applicable.

2.  (a)  Not applicable.

    (b) Approval or disapproval of an Agreement and Plan of Reorganization (the "SunAmerica Acquired Fund Agreement and Plan") providing for the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of the SunAmerica International Equity Portfolio by the SunAmerica International Equity Fund of SunAmerica Equity Funds (the "New SunAmerica International Equity Fund"), solely in exchange for an equal aggregate value of newly issued shares of the New SunAmerica International Equity Fund, as described in the accompanying proxy statement and prospectus. The New SunAmerica International Equity Fund is a newly created series of SunAmerica Equity Funds created for the purpose of receiving the assets of the SunAmerica International Equity Portfolio and the NAF Acquired Funds. The SunAmerica Acquired Fund Agreement and Plan also provides for distribution of such shares of the New SunAmerica International Equity Fund to shareholders of the SunAmerica International Equity Portfolio. A vote in favor of this proposal will constitute a vote in favor of the termination of the SunAmerica International Equity Portfolio as a separate investment portfolio of SunAmerica Style Select Series, Inc.; and

3. To transact such other business as properly may come before the SunAmerica Meeting or any adjournment thereof.

         If shareholders of the SunAmerica Acquired Fund approve the SunAmerica Acquired Fund Agreement and Plan of Reorganization, the SunAmerica Acquired Fund will reorganize into the newly created New SunAmerica International Equity Fund. Shareholders of three NAF Acquired Funds are concurrently being asked to approve the reorganization of their funds into the New SunAmerica International Equity Fund. The New SunAmerica International Equity Fund will be the surviving Fund and, subject to shareholder approval, its assets will consist initially of the assets of the SunAmerica Acquired Fund and the three NAF Acquired Funds. The SunAmerica Acquired Fund Agreement and Plan of Reorganization is being voted on separately by shareholders of the

SunAmerica Acquired Fund, and is not dependent on the approval by shareholders of any of the NAF Acquired Funds.

         The Board of Directors of the SunAmerica Acquired Fund has fixed the close of business on September 17, 2001 as the record date for the determination of shareholders entitled to notice of, and to vote at, the SunAmerica Meeting or any adjournment thereof.

         A complete list of the shareholders of the SunAmerica Acquired Fund entitled to vote at the SunAmerica Meeting will be available and open to the examination of any shareholders of the SunAmerica Acquired Fund for any purpose germane to the SunAmerica Meeting during ordinary business hours from and after October 24, 2001 at the offices of SunAmerica Style Select Series, Inc., The SunAmerica Center, 733 Third Avenue, Third Floor, New York, NY, 10017 and at the SunAmerica Meeting.

         You are cordially invited to attend the SunAmerica Meeting. Shareholders who do not expect to attend the SunAmerica Meeting in person are requested to complete, date and sign the enclosed respective form of proxy and return it promptly in the postage-paid envelope provided for that purpose. Alternatively, you may vote your shares by calling a specially designated telephone number (toll free 1- ) or via the Internet at http://proxy.[-].com. Each of the enclosed proxies is being solicited on behalf of the Board of Directors.

The Board of Directors of SunAmerica Style Series, Inc. unanimously recommends that the shareholders of the SunAmerica International Equity Portfolio approve the SunAmerica Acquired Fund Agreement and Plan of Reorganization.

By Order of the Board of Directors,                          .
Robert M. Zakem
Secretary, SunAmerica Style Select Series, Inc

New York, New York
Dated:  September __, 2001

                             SUBJECT TO COMPLETION
                    COMBINED PROXY STATEMENT AND PROSPECTUS

                            SUNAMERICA EQUITY FUNDS
                             NORTH AMERICAN FUNDS
                     SUNAMERICA STYLE SELECT SERIES, INC.

                              -------------------

                      SPECIAL MEETINGS OF SHAREHOLDERS OF

        GLOBAL EQUITY FUND           AND        INTERNATIONAL EQUITY PORTFOLIO
    INTERNATIONAL EQUITY FUND                                 OF
   INTERNATIONAL SMALL CAP FUND             SUNAMERICA STYLE SELECT SERIES, INC.
                OF
       NORTH AMERICAN FUNDS

                                   ---------
                               NOVEMBER 7, 2001

         This Proxy Statement and Prospectus relates to two separate special meetings of shareholders, both of which will be held on November 7, 2001 (each, a "Meeting"). One Meeting is for shareholders of the three separate portfolios of North American Funds listed above. The other Meeting is for shareholders of the SunAmerica Fund indicated above. We have prepared a joint Proxy Statement and Prospectus because one of the proposals relates to all four funds. Specifically, as described below, you, along with the shareholder of the other three Funds will be asked to vote on a proposal to transfer the assets and operations of your Fund into the newly created SunAmerica International Equity Fund (the "New SunAmerica International Equity Fund") of SunAmerica Equity Funds. If each of these proposals is approved, all four funds will be combined into a single Fund, the New SunAmerica International Equity Fund.

FOR SHAREHOLDERS OF NORTH AMERICAN FUNDS ONLY:

         This Proxy Statement and Prospectus describes a proposal to approve or disapprove a new investment advisory agreement between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of each of Global Equity Fund, International Equity Fund and International Small Cap Fund, the terms of which are the same in all material respects as the previous investment advisory agreement with AGAM.

         The Board of Trustees (the "NAF Board," or a "Board") of North American Funds, a Massachusetts business trust, is seeking your proxy to vote in favor of this proposal at the Joint Special Meeting of Shareholders of North American Funds (the "NAF Meeting") to be held on November 7, 2001.

         In addition, this Proxy Statement and Prospectus also describes a proposal to convert the shares you own of Global Equity Fund ("NAF Global Equity Fund"), International Equity Fund ("NAF International Equity Fund"), and International Small Cap Fund ("NAF International Small Cap Fund") of North American Funds into shares of equal value of the New SunAmerica International Equity Fund. The NAF Board is seeking your proxy to vote in favor of this proposal at the NAF Meeting.

FOR SHAREHOLDERS OF THE INTERNATIONAL EQUITY PORTFOLIO OF SUNAMERICA STYLE SELECT SERIES, INC. ONLY:

         The Board of Directors (the "SunAmerica Style Select Board," or a "Board") of SunAmerica Style Select Series, Inc. ("SunAmerica Style Select"), a Maryland corporation, is seeking your proxy to vote in favor of a proposal to be made at the Special Meeting of Shareholders of SunAmerica Style Select (the "SunAmerica Meeting") to be held on November 7, 2001 to convert the shares you own of International Equity Portfolio ("SunAmerica International Equity Portfolio") of SunAmerica Style Select into shares of equal value of the New SunAmerica International Equity Fund.

FOR ALL SHAREHOLDERS:

         The proposed reorganizations (each a "Reorganization") would be carried out pursuant to Agreements and Plans of Reorganization covering the conversions of each of NAF Global Equity Fund, NAF International Equity Fund, NAF International Small Cap Fund and SunAmerica International Equity Portfolio into the New SunAmerica International Equity Fund. If a Reorganization is approved by shareholders of a Fund, the New SunAmerica International Equity Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of that Fund, solely in exchange for an equal aggregate value of newly issued shares of the New SunAmerica International Equity Fund. For ease of reference, we refer to these newly issued shares as the Corresponding Shares. Immediately, and as part of each Reorganization, your Fund will distribute the Corresponding Shares received in the Reorganization to you. The consummation of one Reorganization is not conditioned upon the consummation of another Reorganization.

         You will receive the same class of Corresponding Shares as the shares of your Fund held by you immediately prior to the Reorganization although the name of the Class may be different. For example, if you own Class C shares of a North American Fund, you will receive Class II shares of the New SunAmerica International Equity Fund since the New SunAmerica International Equity Fund does not have a class of shares called Class C. The aggregate net asset value of the Corresponding Shares will equal the aggregate net asset value of your shares of the respective Acquired Fund. This means that you may end up with a different number of shares compared to the number that you originally held, but the total dollar value of your shares will be the same.

         In this Proxy Statement and Prospectus, we use the term "Combined Fund" or "Pro Forma Combined Fund" to refer to the combination of NAF Global Equity Fund, NAF International Equity Fund, NAF International Small Cap Fund and SunAmerica International Equity Portfolio after the Reorganizations. We use the term "Acquiring Fund" to refer to the New SunAmerica International Equity Fund.

         We also refer to each North American Fund (NAF Global Equity Fund, NAF International Equity Fund and NAF International Small Cap Fund) as a "NAF Acquired Fund" and all three as the "NAF Acquired Funds," and we refer to SunAmerica International Equity Portfolio as the "SunAmerica Acquired Fund."

         We also use the term "Acquired Funds" to refer to each of the three NAF Acquired Funds and the SunAmerica Acquired Fund, and the term "Acquired Fund" to mean any one of them. We also refer to all of the Acquired Funds and the Acquiring Fund as the "Funds" and individually as a "Fund," as the context requires.

         There can be no assurance that, after the Reorganizations, the Combined Fund will achieve its investment goals.

         This Proxy Statement and Prospectus serves as a prospectus of SunAmerica Equity Funds under the Securities Act of 1933, as amended (the "Securities Act"), in connection with the issuance of the Corresponding Shares by the New SunAmerica International Equity Fund to the Acquired Funds pursuant to the terms of the Reorganizations.

         North American Funds, SunAmerica Equity Funds and SunAmerica Style Select Series are open-end series management investment companies. North American Funds and SunAmerica Equity Funds are organized as Massachusetts business trusts and SunAmerica Style Select is organized as a Maryland corporation. The New SunAmerica International Equity Fund is newly created and has not yet commenced operations.

         Additional Information

         Information about the Acquired and Acquiring Funds is available in other documents that have been filed with the Securities and Exchange Commission (the "Commission"). These other documents are available, without charge, by writing or calling the North American Funds at 286 Congress Street, Boston, Massachusetts 02210 (1-800-872-8037) or the SunAmerica Funds at The SunAmerica Center, 733 Third Avenue, New York, New York 10017 (1-800-858-8850). These documents are:

   . The preliminary prospectus relating to the New SunAmerica International Equity Fund of SunAmerica Equity Funds, subject to completion, dated August 14, 2001, as supplemented September __, 2001 (the "Acquiring Fund Prospectus"). (1)(2)

   . The Annual Report to Shareholders of the SunAmerica International Equity Portfolio of SunAmerica Style Select for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders for the six month period ended April 30, 2001. (1)(2)

   . The current prospectuses relating to the NAF Acquired Funds, each dated March 1, 2001, as supplemented (the "NAF Acquired Funds Prospectus").
         (2)

   . A prospectus relating to the SunAmerica Acquired Fund dated February 28, 2001, as supplemented (the "SunAmerica Acquired Fund Prospectus").
         (2)

   . The preliminary statement of additional information of the New SunAmerica International Equity Fund of SunAmerica Equity Funds, subject to completion, dated August 14, 2001, as supplemented September __, 2001 (the "Acquiring Fund Statement").

   . A statement of additional information of the NAF Acquired Funds, dated March 1, 2001, as supplemented (the "NAF Acquired Funds Statement").

   . A statement of additional information of the SunAmerica Acquired Fund dated February 28, 2001 as supplemented (the "SunAmerica Acquired Fund Statement").

   . The Annual Report to Shareholders of the NAF Acquired Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders for the six month period ended April 30, 2001.

  (1) A copy is included in the package of documents that you received with this Proxy Statement and Prospectus.

  (2) The document is incorporated by reference (legally considered to be a part of this Proxy Statement and Prospectus).


         This Proxy Statement and Prospectus sets forth concisely the information about the New SunAmerica International Equity Fund that you should know before considering the Reorganization of your Fund and should be retained for future reference. Each Acquired Fund has authorized the solicitation of proxies solely on the basis of this Proxy Statement and Prospectus and the accompanying documents.

         Additional information contained in a statement of additional information relating to this Proxy Statement and Prospectus (the "Statement of Additional Information"), including pro forma financial statements of the Combined Fund giving effect to the completion of the Reorganizations, is on file with the Commission. The Statement of Additional Information is available without charge, upon request by calling one of the toll free numbers set forth below or by writing North American Funds, SunAmerica Style or SunAmerica Equity Funds at the addresses set forth below. The Statement of Additional Information, dated [September __, 2001] is incorporated by reference into this Proxy Statement and Prospectus.

         The Commission maintains a web site (http://www.sec.gov) that contains the Statement of Additional Information, the Acquiring Fund Prospectus, the NAF Acquired Funds Prospectus, the SunAmerica Acquired Fund Prospectus, the Acquiring Fund Statement, the NAF Acquired Funds Statements, the SunAmerica Acquired Fund Statement, other material incorporated by reference and other information regarding the Funds.

         The address of the principal executive offices of SunAmerica Equity Funds and SunAmerica Style Select is The SunAmerica Center, 733 Third Avenue, New York, New York 10017, the telephone number is 1-800-858-8850 and the web address is http://www.sunamericafunds.com. The address of the principal executive offices of North American Funds is 286 Congress Street, Boston, Massachusetts 02210, the telephone number is 1-800-872-8037 and the web address is http://www.northamericanfunds.com.
   ---------------------------------

                               TABLE OF CONTENTS

                                                                                                               Page
                                                                                                               ----
INTRODUCTION..................................................................................................    2
------------

SUMMARY.......................................................................................................    3
--------

THE MERGER AND THE NEW NAF INVESTMENT ADVISORY AGREEMENT......................................................    3

THE REORGANIZATIONS...........................................................................................    4
         FEE TABLES...........................................................................................    7
         EXAMPLES.............................................................................................   13
         THE FUNDS............................................................................................   17
         Business of the Acquired Funds.......................................................................   17
         Business of the Acquiring Fund.......................................................................   17
         Comparison of the Funds..............................................................................   17

PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS.............................................................   23
-------------------------------------------------


PROPOSAL NO. 1: APPROVAL OF THE NEW NAF INVESTMENT ADVISORY AGREEMENT.........................................   25
---------------

         Board Considerations.................................................................................   24
         Description of the New NAF Investment Advisory Agreement.............................................   25
         Additional Information About AGAM....................................................................   26

COMPARISON OF THE FUNDS.......................................................................................   29
         Investment Policies..................................................................................   29
         Directors and Officers...............................................................................   30
         Management and Subadvisory Arrangements..............................................................   34
         Comparison of Management and Administrative Arrangements and Fees....................................   34
         Distribution and Shareholder Servicing Arrangements..................................................   37
         Other Service Agreements with Affiliates.............................................................   37
         Purchase, Exchange and Redemption of Shares..........................................................   38
         Performance..........................................................................................   42
         Shareholder Rights...................................................................................   45
         Tax Information......................................................................................   45
         Portfolio Transactions...............................................................................   46
         Portfolio Turnover...................................................................................   46
         Additional Information...............................................................................   46

THE REORGANIZATIONS...........................................................................................   47
         General..............................................................................................   47
         Terms of the Plans...................................................................................   48
         NAF Board Considerations:  Potential Benefits to Shareholders as a Result of the Reorganizations.....   49
             SunAmerica Style Select Board Considerations: Potential Benefits to Shareholders as a Result of
             the Reorganization...............................................................................   51
         NAF and SunAmerica Style Select Board Considerations: Potential Benfits to Shareholders as a Result
             of the Reorganization............................................................................   53

         Federal Income Tax Consequences of the Reorganizations...............................................   54
         Capitalization.......................................................................................   54

GENERAL.......................................................................................................   57
-------

INFORMATION CONCERNING THE NAF MEETING........................................................................   57

         Date, Time and Place of NAF Meeting..................................................................    57
         Solicitation, Revocation and Use of Proxies..........................................................    57
         Record Date and Outstanding Shares...................................................................    57
         Security Ownership of Certain Beneficial Owners and Management of the NAF Acquired Fund..............    57
         Voting Rights and Required Vote......................................................................    58
         Date, Time and Place of SunAmerica Meeting...........................................................    59
         Solicitation, Revocation and Use of Proxies..........................................................    59
         Record Date and Outstanding Shares...................................................................    59
               Security Ownership of Certain Beneficial Owners and Management of the SunAmerica International
         Equity Portfolio.....................................................................................    59
         Voting Rights and Required Vote......................................................................    60

INFORMATION CONCERNING THE SUNAMERICA MEETING.................................................................    59
         Date, Time and Place of SunAmerica Meeting...........................................................    59
         Solicitation, Revocation and use of Proxies..........................................................    59
         Record Date and Outstanding Shares...................................................................    59
         Security Ownership of Certain Beneficial Owners and Management of the SunAmerica International Equity
               Portfolio......................................................................................    59
         Voting Rights and Required Vote......................................................................    60

ADDITIONAL INFORMATION........................................................................................    62

LEGAL PROCEEDINGS.............................................................................................    62

LEGAL OPINIONS................................................................................................    62

EXPERTS.......................................................................................................    62

SHAREHOLDER PROPOSALS.........................................................................................    63

EXHIBIT I.....................................................................................................   I-1

EXHIBIT II....................................................................................................  II-1

EXHIBIT III................................................................................................... III-1


                                 INTRODUCTION
                                 ------------

         This Proxy Statement and Prospectus is furnished in connection with the solicitation of proxies on behalf of the Board of Trustees of North American Funds for use at the Meeting of the NAF Acquired Funds to be held at the principal executive offices of the NAF Acquired Funds at 286 Congress Street, Boston, MA 02210 on November 7, 2001 at 10:00 a.m. Eastern Time. It is also furnished in connection with the solicitation of proxies on behalf of the Board of Directors of SunAmerica Style Select for use at the Meeting of the SunAmerica Acquired Fund to be held at [__] on November 7, 2001 at ___________ [a.m.] [p.m.]. The mailing address for the NAF Acquired Funds is 286 Congress Street, Boston, Massachusetts 02210. The mailing address for the SunAmerica Acquired Fund is The SunAmerica Center, 733 Third Avenue, Third Floor, New York, New York 10017. The approximate mailing date of this Proxy Statement and Prospectus is September [27], 2001.

         The shareholders solicited and entitled to vote on Proposals 1, 2(a) and 2 (b) of this Proxy Statement and Prospectus are outlined in the following table:

                            Proposal                                          Fund
                            --------                                          ----
1.              Approval of New Investment Advisory                 NAF Global Equity Fund, NAF
                Agreement                                           International Equity Fund, NAF
                                                                    International Small Cap Fund, each
                                                                    voting separately

2 (a).          Approval of Plan relating to the NAF                NAF Global Equity Fund, NAF
                Global Equity Fund, NAF International               International Equity Fund, NAF
                Equity Fund and NAF International Small             International Small Cap Fund, each
                Cap Fund                                            voting separately

2 (b).          Approval of Plan relating to the                    Sun American International Equity
                SunAmerica International Equity Portfolio           Portfolio

                                    SUMMARY
                                    -------

         The following is a summary of certain information contained elsewhere in this Proxy Statement and Prospectus (including documents incorporated by reference) and is qualified in its entirety by reference to the more complete information contained in this Proxy Statement and Prospectus and in the New NAF Investment Advisory Agreement (as defined below), attached hereto as Exhibit I, and in the form of the two Plans, attached hereto as Exhibits II and III, respectively.

         In this Proxy Statement and Prospectus, the term "Reorganization" refers to (i) the acquisition of substantially all of the assets, and assumption of substantially all of the liabilities, of each Acquired Fund by the Acquiring Fund solely in exchange for an equal aggregate value of the Corresponding Shares of the Acquiring Fund, and (ii) the subsequent distribution of such Corresponding Shares to the shareholders of each Acquired Fund. The consummation of a Reorganization of one Acquired Fund is not conditioned on the consummation of a Reorganization of any other Acquired Fund.

IF YOU ARE A SUNAMERICA INTERNATIONAL EQUITY PORTFOLIO SHAREHOLDER YOU MAY SKIP TO "THE REORGANIZATIONS -- REORGANIZATION OF THE SUNAMERICA INTERNATIONAL
EQUITY PORTFOLIO" ON PAGE [5]. THE FOLLOWING SECTION "THE MERGER AND THE NEW NAF INVESTMENT ADVISORY AGREEMENT" IS APPLICABLE ONLY TO NORTH AMERICAN FUNDS SHAREHOLDERS.

           THE MERGER AND THE NEW NAF INVESTMENT ADVISORY AGREEMENT

         On ___________, 2001, American International Group, Inc. ("AIG"), the parent company of SunAmerica Asset Management Corp. ("SAAMCo") acquired American General Corporation ("American General"), the parent company of AGAM (the "Merger"). As a result of the Merger, AGAM became a subsidiary of AIG.

         As required by the Investment Company Act of 1940, as amended (the "Investment Company Act"), the previous investment advisory agreement between AGAM and North American Funds on behalf of each of the NAF Acquired Funds (the "Previous NAF Investment Advisory Agreement") provided for automatic termination upon assignment. The consummation of the Merger constituted an assignment, as that term is defined in the Investment Company Act, of the Previous NAF Investment Advisory Agreement, and, consequently, its termination.

         At a meeting of the NAF Board held on July 16-17, 2001, the NAF Board, including all of the Trustees who are not "interested persons" (within the meaning of Section 2(a) (19) of the Investment Company Act) (the "NAF Independent Trustees"), unanimously approved an interim investment advisory agreement (the "Interim NAF Investment Advisory Agreement") between AGAM and North American Funds in order to allow AGAM to continue to serve as investment adviser for the NAF Acquired Funds after the Merger. Pursuant to the terms of the Interim NAF Investment Advisory Agreement, AGAM is responsible for the management of the investment portfolio of each NAF Acquired Fund and for providing certain administrative services to each NAF Acquired Fund. The terms of the Interim NAF Investment Advisory Agreement are the same in all material respects to those of the Previous NAF Investment Advisory Agreement. Under the Investment Company Act, however, AGAM may continue to serve as the investment adviser for each NAF Acquired Fund beyond an interim period of 150 days only if shareholders of such NAF Acquired Fund approve a new investment advisory agreement with AGAM. Consequently, the NAF Board unanimously approved, and recommended shareholder approval of, the new investment advisory agreement (the "New NAF Investment Advisory Agreement") between AGAM and North American Funds on behalf of each of the NAF Acquired Funds on July 16-17, 2001. The New NAF Investment Advisory Agreement, if approved by shareholders, would take effect immediately upon such approval. The terms of the New NAF Investment Advisory Agreement, including advisory fees, are the same in all material respects as those of the Previous NAF Investment Advisory Agreement. See Proposal No. 1:
Approval of the New NAF Investment Advisory Agreement -- The Merger and the New Investment NAF Advisory Agreement -- Description of the New NAF Investment Advisory Agreement below for a description of the New NAF Investment Advisory Agreement and the services to be provided by AGAM thereunder. In addition, each of the NAF Acquired Funds has a subadviser that is unaffiliated with AGAM. Each previously existing subadvisory agreement provided that it terminated upon termination of the Previous NAF Investment Advisory Agreement. The NAF Board also approved the continuation of each subadvisory agreement for the NAF Acquired Funds. Such approval was made in accordance with a "Manager of Managers" order granted by the Commission and therefore the subadvisory agreements for the NAF Acquired Funds do not require shareholder approval.

         In connection with its approval of the New NAF Investment Advisory Agreement, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM. The NAF Board considered that the Merger did not involve any changes in the overall form of the advisory contract, the advisory fees, or any of the NAF Acquired Funds' objectives or policies. As part of their deliberations, the NAF Board also took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM; the amount and structure of investment advisers' fees generally and the fees payable under the New NAF Investment Advisory Agreement; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry; and the structure of the Merger.

         AGAM is a wholly owned subsidiary of American General. Prior to the Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. SAAMCo is the investment adviser for the Acquiring Fund. SAAMCo has been in the business of investment management since 1982 and as of June 30, 2001, managed, advised and/or administered approximately $28.5 billion of assets. AIG, SAAMCo's parent, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad.

                              THE REORGANIZATIONS

         Reorganizations of the North American Funds

         On August 2, 2001, the NAF Board unanimously approved, subject to shareholder approval and completion of the Merger, a proposal that the Acquiring Fund acquire substantially all of the assets, and assume substantially all of the liabilities, of each of the NAF Acquired Funds solely in exchange for an equal aggregate value of the Acquiring Fund's Corresponding Shares to be distributed to the shareholders of such NAF Acquired Fund. Shareholders holding Class A, Class B, Class C and Institutional Class I shares of a NAF Acquired Fund will receive Class A, Class B, Class II and Class I shares, respectively, of the Acquiring Fund. See Proposal No. 2: Approval of the Plans -- Comparison of the Funds -- Purchase, Exchange and Redemption of Shares below, Shareholder Account Information in the Acquiring Fund Prospectus and Section III: Investing in the North American Funds in the NAF Acquired Funds Prospectuses. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations. Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code").

         In approving the Reorganizations, based upon their evaluation of all relevant information, and after meeting with counsel to the NAF Independent Trustees regarding the legal issues involved, the NAF Board identified and considered certain potential benefits to shareholders that are likely to result from the Reorganizations. The NAF Board also considered that, following each Reorganization, shareholders of an Acquired Fund will remain invested in a mutual fund which has similar, though not identical, investment objectives and investment techniques. An advantage to shareholders identified by the NAF Board relates to the potential for reduced operating expenses due to economies of scale since the net assets of the Combined Fund will include the amount of the net assets of each of the Acquired Funds at the time of the Reorganizations (assuming they are approved by shareholders of each Acquired Fund). See Proposal No. 2 (a) - (b): Approval of the Plans -- The Reorganizations -- NAF Board
Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations for more detailed information regarding the net assets of each Fund. Similarly, since the fixed expenses of the Combined Fund will be spread over a larger asset base that will consist of the assets of each Acquired Fund, management anticipates that all Acquired Funds are likely to benefit from reduced overall operating expenses over time as a result of economies of scale expected after the Reorganizations. Because SunAmerica has broad distribution channels, it is possible that the asset base for the Combined Fund will increase over the long term, which would tend to result in a lower overall operating expense ratio. Of course, there is no guarantee that such an increase in asset base would in fact occur. See -- Fee Tables and Proposal No. 2 (a) - (b): Approval of the Plans -- The Reorganizations -- NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations for additional information regarding the total and net operating expenses, as a percentage of net assets, for the Combined Fund, on a pro forma basis, assuming the Reorganizations had been completed on March 31, 2001. Although the combined pro forma expenses of the Acquiring Fund are higher than those of the NAF International Equity Fund, this is after taking into account certain fee waivers and expense reimbursements that benefit the NAF Acquired Funds and are in place through February 28, 2002. There can be no assurance that AGAM would continue with these waivers and reimbursements past that date. It should be noted that the Combined Funds' expense waivers and fee reimbursements will continue indefinitely, subject to termination by the SunAmerica Board, including a majority of the directors of SunAmerica Equity Funds who are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) (the "SunAmerica Independent Directors"). SAAMCo may not increase the maximum expense ratios that are the result of the fee waivers, which are contractually required by agreement with the Board of Directors of SunAmerica Equity Funds (the "SunAmerica Board"), without the approval of the SunAmerica Board, including a majority of the SunAmerica Independent Directors. See Proposals Nos. 2(a)--(b); Approval of the Plans--Comparison of the Funds--Management Arrangements--Comparison of Management and Administrative Arrangements and Fees--Comparison of the NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement.

         The NAF Board, including all of the NAF Independent Trustees, has determined that the Reorganization is in the best interests of the respective Acquired Fund and its shareholders. In addition, the NAF Board, including all of the NAF Independent Trustees, has determined that the interests of existing shareholders of each Acquired Fund will not be diluted as a result of effecting the respective Reorganization because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time (as defined herein). Although, as a result of a Reorganization, a shareholder of a NAF Acquired Fund may receive shares of the respective Acquiring Fund which represent a smaller percentage of ownership in the Combined Fund than he or she held in that NAF Acquired Fund prior to the respective Reorganization, the total dollar value of the shares will be the same. However, as a result of the Reorganization with the other NAF Acquired Funds and the SunAmerica Acquired Fund, a shareholder of a NAF Acquired Fund would hold a smaller percentage of ownership in the Combined Fund than he or she did in the NAF Acquired Fund prior to the Reorganization.

         The NAF Board unanimously recommends that you vote FOR the Plan relating to the Reorganization involving your Fund. Your Board has based this recommendation on its consideration of the principal reasons underlying each Reorganization, including the following: the fact that following each reorganization, shareholders of each Acquired Fund would remain invested in a mutual fund having similar, though not identical, investment objectives and investment techniques; the fees and expenses of the NAF Acquired Funds, the Acquiring Fund and the Combined Fund; potential benefits to shareholders likely to result from each Reorganization, such as the potential for reduced operating expenses over time due to economies of scale; and the fact that the Reorganizations will not result in dilution of the interests of NAF Acquired Fund shareholders. For a more detailed discussion of the factors considered by your Board in approving the Reorganizations, see Proposals Nos. 2(a) - (b): The Reorganizations - NAF Board Considerations: Potential Benefits to Shareholders as a result of the Reorganizations below.

         Reorganization of the SunAmerica International Equity Portfolio

         On August 22, 2001, the SunAmerica Style Select Board unanimously approved a proposal that the Acquiring Fund acquire substantially all of the assets, and assume substantially all of the liabilities, of the SunAmerica Acquired Fund solely in exchange for an equal aggregate value of the Acquiring Fund's Corresponding Shares to be distributed to the shareholders of the SunAmerica Acquired Fund. Shareholders of the SunAmerica Acquired Fund will receive shares of the same class of the Acquiring Fund. See Proposal No. 2 (a) -
(b): Approval of the Plans -- Comparison of the Funds -- Purchase, Exchange and Redemption of Shares below, Shareholder Account Information in the Acquiring Fund and SunAmerica Acquired Fund Prospectuses for a description of these share classes.

         In approving the Reorganization, based upon their evaluation of all relevant information, the SunAmerica Style Select Board identified and considered certain potential benefits to Shareholders that are likely to result from the Reorganization. The SunAmerica Style Select Board also considered that because the New SunAmerica International Equity Fund is intended to be a successor to the SunAmerica International Equity Portfolio, shareholders will remain invested in a mutual fund with a similar investment objective and investment techniques. In connection with their consideration of the Reorganization with the three NAF Acquired Funds, the SunAmerica Style Select Board also reviewed the SunAmerica Acquired Fund's subadvisory arrangements. The Board determined that it would be in the best interests of SunAmerica Acquired Fund shareholders to terminate the Fund's current subadvisory arrangements with its two unaffiliated subadvisers and determined that the Fund would be more appropriate as a single adviser fund, rather than a multi-managed fund. Therefore, as of September 1, 2001, SunAmerica Asset Management Corp. ("SAAMCo") assumed responsibility for day-to-day portfolio management of the Fund. The Acquiring Fund will be managed by SAAMCo and subadvised by AIG Global Investment Corp. ("AIGGIC"), an affiliate of SAAMCo. The Board reviewed an analysis of the performance records AIGGIC and its investment capabilities. SAAMCo has available to it the resources of AIGGIC.

         The SunAmerica Style Select Board also considered that both the advisory fee payable by, and the total operating expense of, the SunAmerica Acquired Fund, are expected to decrease following the Reorganizations. The SunAmerica Style Select Board considered the potential for further reduced operating expenses due to economies of scale, since the net assets of the Combined Fund will include not only the net assets of the SunAmerica Acquired Fund but also the net assets of each of the NAF Acquired Funds (assuming shareholder approval). See Proposal No. 2 (a) - (b): Approval of the Plans -- The Reorganizations -- SunAmerica Style Board Select Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations for more detailed information regarding the net assets of each Fund. Similarly, since the expenses of the Combined Fund will be spread over a larger asset base that will consist of the assets of each Acquired Fund, management anticipates that all Acquired Funds are likely to benefit from reduced overall operating expenses over time as a result of economies of scale expected after the Reorganizations. See -- Fee Tables and Proposal No. 2 (a) - (b): Approval of the Plans -- The Reorganizations -- SunAmerica Style Select Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations for additional information regarding the total and net operating expenses, as a percentage of net assets, for the Combined Fund, on a pro forma basis, assuming the Reorganizations had been completed on March 31, 2001.

         The SunAmerica Style Select Board, including all of the Independent Directors who are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) (the "SunAmerica Independent Directors"), has determined that the Reorganization is in the best interests of the SunAmerica Acquired Fund and its shareholders. In addition, the Corresponding Shares will be issued at net asset value in exchange for the net assets of the SunAmerica Acquired Fund and will have a value equal to the aggregate net asset value of the shares of such Fund. Thus, the Reorganization should not result in dilution of net asset value of the SunAmerica Acquired Fund immediately following consummation of the Reorganization. However, as a result of the Reorganization with the three NAF Acquired Funds, a shareholder of the SunAmerica Acquired Fund would hold a smaller percentage of ownership in the Combined Fund than he or she did in the SunAmerica Acquired Fund prior to the Reorganization.

         Procedure

         If all of the requisite approvals are obtained and certain conditions are either met or waived, it is anticipated that (i) American General Asset Management Corp. ("AGAM") and SAAMCo will continue to serve as the investment adviser of the NAF Acquired Funds and SunAmerica Acquired Fund, respectively, until the closing of the Reorganizations (which is currently anticipated to occur during the fourth calendar quarter of 2001), (ii) the Reorganizations will occur as soon as practicable thereafter, provided that the Funds have obtained prior to that time an opinion of counsel concerning the tax consequences of the Reorganizations as set forth in the Plans, and (iii) after the consummation of the Reorganizations, SAAMCo will manage the assets of the Acquired Funds as part of the Combined Fund, and AIGGIC will serve as subadviser to the Combined Fund. A Plan may be terminated, and a Reorganization abandoned, whether before or after the requisite approval by the shareholders of the Acquired Funds, at any time prior to the Closing Date (as defined herein), (i) as to a NAF Acquired Fund, by mutual agreement of the NAF Board and the Board of Trustees of SunAmerica Equity Funds (the "SunAmerica Equity Board"); (ii) as to the SunAmerica Acquired Fund, by the SunAmerica Style Select Board and the SunAmerica Equity Board; (iii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iv) by the Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

                                  FEE TABLES

  Actual Fee Table for shareholders of the Acquired Funds+, and the Acquiring Fund (as of March 31, 2001) and Pro Forma Fee Table for the Combined Fund (as of
                                March 31, 2001)

                                                                                 CLASS A
                                                                                                                    SunAmerica
                                                                         NAF International   NAF International     International
                                                NAF Global Equity Fund      Equity Fund       Small Cap Fund      Equity Portfolio*
                                                ----------------------      -----------       --------------      ----------------
Shareholder Fees (fees paid directly
from your investment):
Maximum Sales Charge(Load) Imposed on
Purchases (as a percentage of offering
price)(1).....................................          5.75%                  5.75%               5.75%               5.75%

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price
or redemption price, whichever is
lower)(2).....................................           None                   None               None                 None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends..........................           None                   None               None                 None

Redemption Fee(3).............................           None                   None               None                 None

Annual Fund Operating Expenses
(as a percentage of average net assets)
(expenses that are deducted from Fund assets):
     Management Fees..........................          0.90%                  0.90%               1.05%               1.10%
     Distribution and/or Service (12b-1)
     Fees(4)..................................          0.35%                  0.35%               0.35%               0.35%
     Other Expenses...........................          1.01%                  0.79%               1.16%               0.62%
Total Annual Fund Operating Expenses
Before Expense Reimbursement..................          2.26%                  2.04%               2.56%               2.07%

Expense Reimbursement.........................          0.09%                  0.34%               0.61%               0.04%

Net Expenses(5)(6)............................          2.17%                  1.70%               1.95%               2.03%


                                                        Pro Forma
                                                      Combined Fund*
                                                      --------------
Shareholder Fees (fees paid directly
from your investment):
Maximum Sales Charge(Load) Imposed on
Purchases (as a percentage of offering
price)(1).....................................            5.75%

Maximum Deferred Sales Charge (Load) (as a
percentage of original purchase price
or redemption price, whichever is
lower)(2).....................................             None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends..........................             None

Redemption Fee(3).............................             None

Annual Fund Operating Expenses
(as a percentage of average net assets)
(expenses that are deducted from Fund assets)
     Management Fees..........................            1.00%
     Distribution and/or Service (12b-1)
     Fees(4)..................................            0.35%
     Other Expenses...........................            0.58%
Total Annual Fund Operating Expenses
Before Expense Reimbursement..................            1.93%

Expense Reimbursement.........................            0.03%

Net Expenses(5)(6)............................            1.90%

                                  FEE TABLES

   Actual Fee Table for shareholders of each of the Acquired Funds+, and the
       Acquiring Fund (as of March 31, 2001) and Pro Forma Fee Table for
                   the Combined Fund (as of March 31, 2001)

                                                                                  CLASS B
                                                                                                                    SunAmerica
                                                                         NAF International   NAF International     International
                                                NAF Global Equity Fund      Equity Fund       Small Cap Fund      Equity Portfolio*
                                                ----------------------      -----------       --------------      -----------------
Shareholder Fees (fees paid directly from
your investment):
Maximum Sales Charge Load) Imposed on
Purchases (as a percentage of offering
price)......................................             None                   None               None                 None

Maximum Deferred Sales Charge (Load) (as a
 percentage of original purchase price
or redemption price, whichever is
lower)(2)...................................            5.00%                  5.00%               5.00%               5.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends........................             None                   None               None                 None

Redemption Fee(3)...........................             None                   None               None                 None

Annual Fund Operating Expenses
(as a percentage of average net assets)
(expenses that are deducted from Fund assets)
     Management Fees........................            0.90%                  0.90%               1.05%               1.10%
     Distribution and/or Service (12b-1)
     Fees(4)................................            1.00%                  1.00%               1.00%               1.00%
     Other Expenses.........................            1.01%                  0.79%               1.16%               0.62%
Total Annual Fund Operating Expenses
Before Expense Reimbursement................            2.91%                  2.69%               3.21%               2.72%

Expense Reimbursement.......................            0.09%                  0.34%               0.61%               0.04%

Net Expenses(5)(6)..........................            2.82%                  2.35%               2.60%               2.68%


                                                  Pro Forma
                                                Combined Fund*
                                                --------------
Shareholder Fees (fees paid directly from
your investment):
Maximum Sales Charge Load) Imposed on
Purchases (as a percentage of offering
price)......................................         None

Maximum Deferred Sales Charge (Load) (as a
 percentage of original purchase price
or redemption price, whichever is
lower)(2)...................................        5.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends........................         None

Redemption Fee(3)...........................         None

Annual Fund Operating Expenses
(as a percentage of average net assets)
(expenses that are deducted from Fund assets)
     Management Fees........................        1.00%
     Distribution and/or Service (12b-1)
     Fees(4)................................        1.00%
     Other Expenses.........................        0.58%
Total Annual Fund Operating Expenses
Before Expense Reimbursement................        2.58%

Expense Reimbursement.......................        0.03%

Net Expenses(5)(6)..........................        2.55%

                                  FEE TABLES

   Actual Fee Table for shareholders of each of the Acquired Funds+, and the Acquiring Fund (as of March 31, 2001) and Pro Forma Fee Table for the Combined
                          Fund (as of March 31, 2001)

                                                                                CLASS C/II
                                                                                                                    SunAmerica
                                            NAF Global Equity   NAF International    NAF International Small   International Equity
                                             Fund (Class C)   Equity Fund (Class C)     Cap Fund (Class C)     Portfolio (Class II)*
                                             --------------   ---------------------  ------------------------  ---------------------
Shareholder Fees (fees paid directly from
your investment):
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price).....................................         None                 None                    None                     1.00%

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase
price or redemption price, whichever is
lower)(2)..................................        1.00%                1.00%                    1.00%                    1.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends.......................         None                 None                    None                      None

Redemption Fee(3)..........................         None                 None                    None                      None

Annual Fund Operating Expenses
(as a percentage of average net assets)
(expenses that are deducted from Fund
assets):
     Management Fees.......................        0.90%                0.90%                    1.05%                    1.10%
     Distribution and/or Service (12b-1)
     Fees(4)...............................        1.00%                1.00%                    1.00%                    1.00%
     Other Expenses........................        1.01%                0.79%                    1.16%                    0.68%
Total Annual Fund Operating Expenses
Before Expense Reimbursement...............        2.91%                2.69%                    3.21%                    2.78%

Expense Reimbursement......................        0.09%                0.34%                    0.61%                    0.10%

Net Expenses(5)(6).........................        2.82%                2.35%                    2.60%                    2.68%


                                                    Pro Forma
                                             Combined Fund (Class II)*
                                             -------------------------
Shareholder Fees (fees paid directly from
your investment):
Maximum Sales Charge (Load) Imposed on
Purchases (as a percentage of offering
price).....................................             1.00%

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption price, whichever is
lower)(2)..................................             1.00%

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends.......................              None

Redemption Fee(3)..........................              None

Annual Fund Operating Expenses
(as a percentage of average net assets)
(expenses that are deducted from Fund
assets):
     Management Fees.......................             1.00%
     Distribution and/or Service (12b-1)
     Fees(4)...............................             1.00%
     Other Expenses........................             0.59%
Total Annual Fund Operating Expenses
Before Expense Reimbursement...............             2.59%

Expense Reimbursement......................             0.04%

Net Expenses(5)(6).........................             2.55%

                                  FEE TABLES

   Actual Fee Table for shareholders of each of the Acquired Funds+, and the Acquiring Fund and Pro Forma Fee Table for the Combined Fund (as of March 31,
                                     2001)

                                                              INSTITUTIONAL CLASS I/CLASS I

                                                                          NAF International        NAF International
                                              NAF Global Equity Fund         Equity Fund            Small Cap Fund
                                              (Institutional Class I)  (Institutional Class I)  (Institutional Class I)
                                              -----------------------  -----------------------  -----------------------
Shareholder Fees (fees paid directly from
your investment):
Maximum Sales Charge(Load) Imposed on
Purchases (as a percentage of offering
price)......................................            None                     None                    None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption price, whichever is
lower)(2)...................................            None                     None                    None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends........................            None                     None                    None

Redemption Fee(3)...........................            None                     None                    None

Annual Fund Operating Expenses
(as a percentage of average net assets)
(expenses that are deducted from Fund
assets):
     Management Fees........................           0.90%                    0.90%                    1.05%
     Distribution and/or Service (12b-1)
     Fees(4)................................            None                     None                    None
     Other Expenses.........................           1.26%                    1.04%                    1.41%
Total Annual Fund Operating Expenses
Before Expense Reimbursement................           2.16%                    1.94%                    2.46%

Expense Reimbursement.......................           0.09%                    0.34%                    0.61%

Net Expenses(5)(6)..........................           2.07%                    1.60%                    1.85%

                                                    SunAmerica
                                                  International                 Pro Forma
                                            Equity Portfolio (Class I)*  Combined Fund (Class I)*
                                            ---------------------------  ------------------------
Shareholder Fees (fees paid directly from
your investment):
Maximum Sales Charge(Load) Imposed on
Purchases (as a percentage of offering
price)......................................           N/A                         None

Maximum Deferred Sales Charge (Load)
(as a percentage of original purchase price
or redemption price, whichever is
lower)(2)...................................           N/A                         None

Maximum Sales Charge (Load) Imposed on
Reinvested Dividends........................           N/A                         None

Redemption Fee(3)...........................           N/A                         None

Annual Fund Operating Expenses
(as a percentage of average net assets)
(expenses that are deducted from Fund
assets):
     Management Fees........................           N/A                        1.00%
     Distribution and/or Service (12b-1)
     Fees(4)................................           N/A                         None
     Other Expenses.........................           N/A                        0.89%
Total Annual Fund Operating Expenses
Before Expense Reimbursement................           N/A                        1.89%

Expense Reimbursement.......................           N/A                        0.09%

Net Expenses(5)(6)..........................           N/A                        1.80%

______________

+        As reflected in the Acquired Funds Prospectuses

* "Other Expenses," "Total Annual Fund Operating Expenses Before Expense Reimbursement" and "Expense Reimbursement" in connection with the Acquiring and Combined Fund have been estimated, since the Funds have not yet commenced operations.

(1) The front-end sales charge on Class A shares decreases with the size of the purchase to 0% for purchases of $1 million or more.

(2) With respect to a NAF Acquired Fund, (i) purchases of Class A shares of $1 million or more will be subject to a CDSC of 1.00% on redemptions made within one year of purchase, (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the NAF Acquired Funds' CDSC schedule set forth under Proposal No. 2 (a) - (b): Approval of the Plans--Comparison of the Funds -- Purchase, Exchange and Redemption of Shares, and (iii) the CDSC on Class C shares applies only if shares are redeemed within one year of their purchase. See the NAF Acquired Funds Prospectuses for more information regarding the CDSCs applicable to the NAF Acquired Funds. The CDSC schedules applicable to Class B and Class C shares of a NAF Acquired Fund will continue to apply to the Corresponding Shares received in the Reorganization by shareholders of the Combined Fund who were shareholders of the NAF Acquired Fund as of the date of the closing of the Reorganization (even if you exchange your shares for shares of another fund distributed by SACS). Future purchases of Class A, Class B or Class II shares of the Combined Fund will be subject to the CDSC schedule applicable to the Combined Fund.

         With respect to the SunAmerica Acquired Fund and the Acquiring Fund (and to future purchases of Class A, Class B or Class II shares of the Combined Fund after the closing of the Reorganizations), (i) purchases of Class A shares over $1 million are subject to a CDSC on redemptions made within two years of purchase (1.00% on shares sold within one year of purchase and 0.50% on shares sold after the first year and within the second year after purchase), (ii) the CDSC on Class B shares applies only if shares are redeemed within six years of their purchase in accordance with the SunAmerica Acquired Fund and Acquiring Funds' CDSC schedule set forth under Proposal No. 2(a) - (b): Approval of the Plans -- Comparison of the Funds -- Purchase, Exchange and Redemption of Shares, and (iii) the CDSC on Class II shares applies only if shares are redeemed within eighteen months of their purchase. See the SunAmerica Acquired Fund and Acquiring Fund Prospectuses for more information about the CDSCs applicable to the SunAmerica Acquired Fund, Acquiring Fund and the Combined Fund.

(3) In the case of the SunAmerica Acquired Fund and the Acquiring Fund (and hence the Combined Fund) a $15.00 fee may be imposed on wire and overnight mail redemptions.

(4) Because these fees are paid out of a Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

(5) With respect to each NAF Acquired Fund, amounts reflect AGAM's contractual obligation to waive, and to the extent necessary, reimburse certain fees and expenses of such NAF Acquired Fund through February 28, 2002. If shareholders do not approve the Reorganizations, there is no assurance AGAM would continue to provide such fee reductions and expense reimbursements past such date.

(6) The SunAmerica Style Select Board and the SunAmerica Equity Board, including a majority of the Independent Directors of each, approved each of the SunAmerica Acquired Fund's and SunAmerica Acquiring Fund's Investment Advisory and Management Agreements with SAAMCo subject to the net expense ratios set forth above. SunAmerica will waive fees and reimburse expenses should the Total Annual Fund Operating Expenses Before Expense

         Reimbursement be higher than the net expense ratio. SAAMCo may not increase such ratios, which are contractually required by agreement with the respective Boards, without the approval of the respective Boards, including a majority of the Independent Directors. The expense waivers and fee reimbursements will continue indefinitely, subject to termination by the respective Board, including a majority of the Independent Directors.

     The foregoing Fee Table is intended to assist investors in understanding the costs and expenses that a shareholder bears directly or indirectly as compared to the costs and expenses that would be borne by such investors on a pro forma basis taking into account the consummation of the Reorganizations. All pro forma amounts are based on what the estimated expenses of the Pro Forma Combined Funds would be assuming the Reorganizations were completed on March 31, 2001. Although information is presented in the Fee Table for each Acquired Fund, please compare the
                                                        ------------------
     specific costs and expenses of your Fund against the costs and expenses of
     --------------------------------------------------------------------------
     the Pro Forma Combined Fund.
     ---------------------------

     These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. As with the Fee Table, although information is presented in the Examples for each Acquired Fund, please compare the specific costs of investing in your Fund against
           -------------------------------------------------------------------
     the costs and expenses of the Pro Forma Combined Fund.
     -----------------------------------------------------

EXAMPLES:
An investor would pay the following expenses on a $10,000 investment and assuming (1) the Total Annual Fund Operating Expenses set forth if the table above for the relevant Fund and (2) a 5% annual return throughout the period:

Expenses if you did redeem  your shares at the end of the period:

                                                            Cumulative Expenses Paid for the Period of:
                                                      --------------------------------------------------------

                                                        1 Year        3 Years       5 Years       10 Years(2)
                                                      -----------   -----------   -----------   --------------
              NAF Global Equity Fund (1)
                 (Class A shares)                        $782         $1,233        $1,708          $3,014
                 (Class B shares)                         785          1,292         1,725           3,073
                 (Class C shares)                         385            892         1,525           3,227
          (Institutional Class I shares)                  210            667         1,151           2,486

           NAF International Equity Fund (1)
                 (Class A shares)                        $738         $1,147        $1,581          $2,782
                 (Class B shares)                         738          1,203         1,595           2,840
                 (Class C shares)                         338            803         1,395           2,997
          (Institutional Class I shares)                  163            576         1,016           2,237


         NAF International Small Cap Fund (1)
                 (Class A shares)                        $762         $1,271        $1,806          $3,261
                 (Class B shares)                         763          1,332         1,826           3,321
                 (Class C shares)                         363            932         1,626           3,471
          (Institutional Class I shares)                  188            708         1,256           2,750

     SunAmerica International Equity Portfolio (1)
                 (Class A shares)                        $769         $1,175        $1,605          $2,798
                 (Class B shares)                         771          1,132         1,620           2,856
                 (Class II shares)                        468            924         1,506           3,082

            Pro Forma Combined Fund*(1)

An investor would pay the following expenses on a $10,000 investment and assuming (1) the Total Annual Fund Cumulative Expenses Paid for the Period of: Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:

Expenses if you did redeem your shares:


                                                            Cumulative Expenses Paid for the Period of:
                                                      --------------------------------------------------------

                                                        1 Year        3 Years       5 Years       10 Years(2)
                                                      -----------   -----------   -----------   --------------
                 (Class A shares)                        $757         $1,138        $1,542          $2,669
                 (Class B shares)                         758          1,094         1,555           2,727
                 (Class II shares)                        456            886         1,442           2,956
                 (Class I shares)                         183            566           975           2,116

____________________

     An investor would pay the following expenses on a $10,000 investment and assuming (1) the Total Annual Fund Operating Expenses set forth in the table above for the relevant Fund and (2) a 5% annual return throughout the period:
Expenses if you did not redeem your shares:
                    ---


                                                                                    Cumulative Expenses Paid for the Period of:
                                                                                    --------------------------------------------
                                                                                    1 Year     3 Years     5 Years   10 Years(2)
                                                                                    ------     -------     -------   -----------
                         NAF Global Equity Fund (1)
                            (Class A shares)                                        $  782     $ 1,233     $ 1,708   $    3,014
                            (Class B shares)                                           285         892       1,525        3,073
                            (Class C shares)                                           285         892       1,525        3,227
                     (Institutional Class I shares)                                    210         667       1,151        2,486

                      NAF International Equity Fund (1)
                            (Class A shares)                                        $  738     $ 1,147     $ 1,581   $    2,782
                            (Class B shares)                                           238         803       1,395        2,840
                            (Class C shares)                                           238         803       1,395        2,997
                     (Institutional Class I shares)                                    163         576       1,016        2,237

                    NAF International Small Cap Fund (1)
                            (Class A shares)                                        $  762     $ 1,271     $ 1,806   $    3,261
                            (Class B shares)                                           263         932       1,626        3,321
                            (Class C shares)                                           263         932       1,626        3,471
                     (Institutional Class I shares)                                    188         708       1,256        2,750

                SunAmerica International Equity Portfolio (1)
                            (Class A shares)                                        $  769     $ 1,175     $ 1,605   $    2,798
                            (Class B shares)                                           271         832       1,420        2,856
                            (Class II shares)                                          368         924       1,506        3,082

                       Pro Forma Combined Fund* (1)
                            (Class A shares)                                        $  757     $ 1,138     $ 1,542   $    2,669
                            (Class B shares)                                           258         794       1,355        2,727
                            (Class II shares)                                          356         886       1,442        2,956
                            (Class I shares)                                           183         566         975        2,116

_____________
*    Assuming the Reorganization had taken place on March 31, 2001.

(1) Expenses used for the Example include fee waivers and expense reimbursements described in footnotes (5) and/or (6) above under -- Fee Tables.

(2) Class B shares generally convert to Class A shares approximately eight years after purchase. Therefore, expense information for years 9 and 10 is the same for both Class A and Class B shares.

The Examples set forth above assume reinvestment of all dividends and distributions and utilize a 5% annual rate of return as mandated by Commission regulations. The Examples should not be considered a representation of past or future expenses or annual rates of return, and actual expenses or annual rates of return may be more or less than those assumed for purposes of the Examples. See Proposals No. 2(a) - (b): Approval of the Plans -- The Reorganizations -- Potential Benefits to Shareholders as a Result of the Reorganizations, Proposal No. 2(a) - (b): Approval of the Plans -- Comparison of the Funds -- Management Arrangements, and -- Purchase, Exchange and Redemption of Shares.

     THE FUNDS

     In the following pages, we compare your Fund against the Acquiring Fund in terms of investment objective and policies. As before with your review of the Fee Table and Example, although information is presented for each Acquired Fund, please compare your specific Fund against the Acquiring Fund (rather than the
-----------------------------------------------------------------------------
other Acquired Funds).
----------------------

     For shareholders of the SunAmerica International Equity Portfolio: since the Acquiring Fund is intended to be a successor to your Fund, you will find that the investment objective and policies of your Fund are in most instances identical to those of the Acquiring Fund.

     Business of the Acquired Funds

     Each NAF Acquired Fund is organized as a separate investment portfolio or series of North American Funds, a Massachusetts business trust, which was established on September 28, 1988 pursuant to its Declaration of Trust.

     The SunAmerica Acquired Fund is a separate investment portfolio or series of SunAmerica Style Select, a Maryland corporation, which was incorporated on July 3, 1996.

     Business of the Acquiring Fund

     The Acquiring Fund is organized as a separate investment portfolio or series of SunAmerica Equity Funds, a Massachusetts business trust, which was established on June 18, 1986 pursuant to its Declaration of Trust. The Acquiring Fund is newly created and has not yet commenced operations. It is intended to be a successor to the SunAmerica International Equity Portfolio.

     Comparison of the Funds

     A discussion of the investment objectives and principal investment policies of the Funds is set forth below. The objectives and policies that are identified as fundamental may not be changed without shareholder approval.

Investment Objectives
---------------------

The investment objectives for all of the Funds are substantially similar as shown below. Each NAF Acquired Fund's investment objective is a fundamental policy, and the SunAmerica Acquired Fund's investment objective is a non-fundamental policy. The Acquiring Fund's investment objective is a non-fundamental policy.

Fund                                       Investment Objective

NAF Global Equity Fund                     Long-term capital appreciation

NAF International Equity Fund              Long-term capital appreciation

NAF International Small Cap Fund           Capital appreciation

SunAmerica International Equity Portfolio  Long-term growth of capital

Acquiring Fund                             Capital appreciation

Investment Policies
-------------------

Both the Acquiring Fund and SunAmerica International Equity Portfolio seek to achieve their objective by active trading of equity securities and other securities with equity characteristics of non-U.S. issuers located in at least three countries other than the U.S. and selected without regard to market capitalization at the time of purchase. Active trading is the frequently trading of portfolio securities to achieve an investment goal. Each Fund invests in at least three countries outside of the U.S., and may incorporate, in any combination, elements of "value" investing, "growth" investing and "country allocation." The growth oriented philosophy is that of investing in securities believed to offer the potential for long-term growth of capital. The value oriented philosophy is that of investing in securities believed to be undervalued in the market. Country allocation is an investment strategy where the Fund purchases securities based on research involving investment opportunities in particular countries or regions, as opposed to opportunities in particular industries or types of stocks.

NAF Global Equity Fund seeks to achieve its objective by investing in a globally diversified portfolio of equity securities. The Fund normally invests at least 65% of total assets in equity securities of growth companies in a variety of markets throughout the world. NAF Global Equity Fund may purchase securities in any foreign country, as well as in the U.S., and emphasizes common stocks of both emerging and established growth companies that generally have proven performance records and strong market positions. NAF Global Equity Fund's portfolio will always invest at least 65% of its total assets in three or more countries. NAF Global Equity Fund will not invest more than 50% of its total assets in the securities of any one foreign country.

NAF International Equity Fund seeks to achieve its objective by investing primarily, in accordance with country and sector weightings determined by its subadviser, in equity securities of non-U.S. issuers which, in the aggregate, closely replicate broad market indices. The Fund seeks to maintain a diversified portfolio of international equity securities based on a top-down approach that emphasizes country and sector selection and weighting rather than individual stock selection.

NAF International Small Cap Fund seeks to achieve its objective by investing primarily in equity securities of foreign small-cap companies. Small-cap companies are defined as those companies where the total market value of its outstanding securities (market capitalization) is less than $1.5 billion. The Fund invests in companies that are located in both established and emerging economies throughout the world. At least 65% of the Fund's total assets will normally be invested in foreign securities from a minimum of three countries. The Fund may also invest in larger foreign companies or in U.S. based on companies if they represent better prospects for capital appreciation.

Certain Investments and Techniques of the Funds
-----------------------------------------------

Emerging Markets. All Funds may invest in emerging market countries and, with regard to such investments, may make global and regional allocations to emerging markets, as well as allocations to specific emerging market countries. Emerging market countries may be more likely to experience political turmoil or rapid changes in economic conditions than more developed countries, and the financial condition of issuers in emerging market countries may be more precarious than in other countries. The characteristics result in greater risk of price volatility in emerging market countries, which may be heightened by currency fluctuations relative to the U.S. dollar.

Active Trading. All of the Funds except NAF Global Equity Fund utilize active trading as a principal investment strategy. The Acquiring Fund will use active trading as a principal investment strategy.

ADRs. All of the Funds may invest in American Depositary Receipts and American Depositary Shares ("ADRs"). ADRs are receipts representing shares of a foreign corporation held by a U.S. bank that entitle the holder to all dividends and capital gains on the underlying foreign securities. ADRs are denominated in U.S. dollars and trade in the U.S. securities markets. This is a principal investment strategy for NAF International Small Cap Fund but not for the other Acquired Funds and the Acquiring Fund.

IPOs. All of the Funds may invest in the initial public offerings ("IPO") market and a portion of a Fund's returns may be attributable to investments in IPOs. This is a principal investment strategy for NAF Global Equity Fund and NAF International Small Cap Fund but not for the other Acquired Funds.

Derivatives. All of the Funds may invest in "derivatives" which are various instruments that derive their values from those of specified securities indices, currencies or other points of reference for both hedging and non-hedging purposes. These derivatives, including those used to manage risk, are themselves subject to risks of the different markets in which they trade and, therefore, may not serve their intended purposes. This is a principal investment strategy for NAF International Equity Fund and NAF International Small Cap Fund, but not for the other Acquired Funds and the Acquiring Fund; rather, the latter Funds will normally use certain types of derivatives as part of efficient portfolio management or for return enhancement purposes.

Currency Transactions. All of the Funds may engage in currency transactions. Currency transactions include the purchase and sale of currencies to facilitate securities transactions and forward currency contracts, which are used to hedge against changes in currency exchange rates.


Principal Risk Factors
----------------------

     For a discussion of the principal risks of investing in each Fund, see Principal Risk Factors and Special Considerations.

Directors and Officers
----------------------

     North American Funds, SunAmerica Style Select and SunAmerica Equity Funds area each governed by a Board of Trustees or Directors that meets regularly to review its respective Funds' investments, performance, expenses, and other business affairs. Each Board elects its respective Funds' officers.

Management and Subadvisory Arrangements
---------------------------------------

     Comparison of Management and Administrative Arrangements and Fees. AGAM serves as the investment adviser for the NAF Acquired Funds and SAAMCo serves as the investment adviser for the SunAmerica Acquired Fund and the Acquiring Fund. As investment adviser to the respective Funds, AGAM and SAAMCo select and manage the investments, provide various administrative services and supervise the daily business affairs, except to the extent they have delegated portfolio management of a Fund to a subadviser. The NAF Acquired Funds utilize subadvisers as described below. The SunAmerica Acquired Fund is currently advised by SAAMCo without any subadvisers. The Acquiring Fund will be subadvised by AIGGIC, an affiliate of SAAMCo. See Proposal No. 2(a) - (b): Approval of the Plans -- Comparison of the Funds -- Management and Subadvisory Arrangements -- Comparison of Management, Subadvisory and Administrative Arrangements and Fees for more detailed information regarding the advisory arrangements of the Funds.

     The table below sets forth the annual rate of advisory fees, as a percentage of average daily net assets, payable by each NAF Acquired Fund to AGAM and by the SunAmerica Acquired Fund to SAAMCo for its management and administrative services. The table also sets forth the annual fee rate that the Acquiring Fund will pay to SAAMCo for its management and administrative services. Please compare the specific advisory fee rate of your Fund to the
          -----------------------------------------------------------------
advisory fee rate of the Acquiring Fund.
-----------------------------------------

----------------------------------------------------------------------------------------------------------------------
Fund                                                                     Advisory Fee
                                        ------------------------------------------------------------------------------
                                                            Between $50         Between $200
                                        First $50 Million   Million and         Million and         Excess over
                                                            $200 Million        $500 Million        $500 Million
----------------------------------------------------------------------------------------------------------------------
NAF Global Equity Fund                  0.900%              0.900%              0.700%              0.700%
----------------------------------------------------------------------------------------------------------------------
NAF International Equity Fund           0.900%              0.850%              0.800%              0.750%
----------------------------------------------------------------------------------------------------------------------
NAF International Small Cap Fund        1.050%              1.000%              0.900%              0.800%
----------------------------------------------------------------------------------------------------------------------
SunAmerica International Equity         1.100%              1.10%               1.10%               1.10%
Portfolio
----------------------------------------------------------------------------------------------------------------------
Acquiring Fund                          1.000%              1.00%               1.00%               1.00%
----------------------------------------------------------------------------------------------------------------------

         The advisory fee rate that will be payable by the Acquiring Fund will be lower than the advisory fee rates currently payable by two of the Acquired Funds (NAF International Small Cap Fund and SunAmerica International Equity Portfolio) but higher than the advisory fee rates currently payable by the other two Acquired Funds (NAF Global Equity Fund and NAF International Equity Fund). See Summary -- Fee Table above.

         For the NAF Global Equity Fund, although the advisory fee rate would be higher, the total net expenses paid by a shareholder will not increase. See Summary -- Fee Table above.

         For the NAF International Equity Fund, although the advisory fee rate would be higher than the Acquiring Fund, the total expenses before expense reimbursements paid by a shareholder will not increase. Although the net expenses (after fee waiver) of the NAF International Equity Fund will increase, the NAF Board considered that the fee waiver for the NAF International Equity Fund terminates on February 28, 2002 while the contractual fee waiver and expense reimbursements arrangements agreed to by SAAMCo will continue indefinitely, subject to termination by the SunAmerica Equity Board, including a majority of the Independent Trustees. SAAMCo may not increase the net expense ratio, which is contractually required by agreement with the SunAmerica Equity Board, without the approval of the SunAmerica Equity Board, including a majority of the SunAmerica Independent Trustees. See Summary -- Fee Table above.

         Investment Advisory Agreements. The investment advisory agreement between SunAmerica Equity Funds, on behalf of the Acquiring Fund, and SAAMCo (the "Acquiring Fund Investment Advisory Agreement") is similar to both the New and Previous NAF Investment Advisory Agreements applicable to the NAF Acquired Funds (collectively, the "NAF Investment Advisory Agreement") and the Investment Advisory and Management Agreement between SAAMCo and SunAmerica Style Select on behalf of the SunAmerica Acquired Fund (the "SunAmerica Acquired Fund Investment Advisory Agreement"), except for certain matters including the advisory fees, the effective dates, and, for the NAF Acquired Funds, the identity of the adviser. See Proposal No. 2 (a) - (b): Approval of the Plans -- Comparison of the Funds -- Management and Subadvisory Arrangements -- Comparison of Management, Subadvisory and Administrative Arrangements and Fees -- Comparison of the Acquired Funds Investment Advisory Agreements and Acquiring Funds Investment Advisory Agreement for further discussion regarding these agreements.

         Comparison of Subadvisory Arrangements and Fees. As stated above, each NAF Acquired Fund employs a subadviser that is responsible for investment decisions (a "Subadviser"). The SunAmerica Acquired Fund employed two Subadvisers until September 1, 2001, when SAAMCo assumed direct management of the portfolio. The Acquiring Fund will employ a Subadviser. The chart below sets forth the Subadvisers for the Funds and the annual rate of fees that are, or will be, payable. The Subadvisers' fees are paid out of AGAM's and SAAMCo's advisory fee, respectively, at no additional cost to the respective Fund or shareholders.

-----------------------------------------------------------------------------------------------------------------------------------
Fund                               Subadviser                                 Subadvisory Fee
-----------------------------------------------------------------------------------------------------------------------------------
NAF Global Equity Fund             Founders Asset Management, LLC             .500% on the first $50 million, .450%
                                   ("Founders")                               between $50 million and $200 million, .400% between
                                                                              $200 million and $500 million and .350% on the excess
                                                                              over $500 million.
-----------------------------------------------------------------------------------------------------------------------------------
NAF International Equity Fund      Morgan Stanley Dean Witter Investment      .500% on the first $50 million, .450%
                                   Management Inc. ("MSDW")                   between $50 million and $200 million, .400% between
                                                                              $200 million and $500 million and .350% on the excess
                                                                              over $500 million.
-----------------------------------------------------------------------------------------------------------------------------------
NAF International Small Cap Fund   Founders Asset Management, LLC             .500% on the first $300 million, .450% between
                                   ("Founders")                               $300 million and $500 million and .400% on the
                                                                              excess over $500 million.
-----------------------------------------------------------------------------------------------------------------------------------
SunAmerica International Equity    None                                       N/A
Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
Acquiring Fund                     AIGGIC                                     .500% on all assets.
-----------------------------------------------------------------------------------------------------------------------------------

Subadvisory Agreements. The subadvisory agreement between SAAMCo and AIGGIC for the Acquiring Fund (the "Acquiring Fund Subadvisory Agreement") is similar to the subadvisory agreements applicable to the NAF Acquired Funds (collectively, the "NAF Subadvisory Agreement") except for certain matters including the advisory fees, the effective dates, and the identity of the subadviser. See Proposal No. 2(a) - (b): Approval of the Plans -- Comparison of the Funds -- Management and Subadvisory Arrangements -- Comparison of Management, Subadvisory and Administrative Arrangements and Fees -- Comparison of the Acquired Funds Subadvisory Agreement and Acquiring Fund Subadvisory Agreement for further discussion regarding these agreements.

Distribution and Shareholder Servicing Arrangements
---------------------------------------------------

        Distributor. American General Funds Distributors, Inc. ("AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the distributor of the shares of the NAF Acquired Funds. SunAmerica Capital Services, Inc. ("SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the SunAmerica Acquired Fund and the shares of the Acquiring Fund. See Proposal No. 2 (a) - (b) Approval of the Plans-- Comparison of the Funds-- Distribution Arrangements for additional information regarding the Funds' distribution arrangements.

        Shareholder Servicing Fees for Class I. AGAM provides certain recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the NAF Acquired Funds. SACS will provide these services after the Reorganization with respect to Class I shares of the Combined Fund. See Proposal No. 2 (a) - (b): Approval of the Plans -- Comparisons of the Funds -- Shareholder Servicing Fees for Class I for additional information regarding these services.

Other Service Agreements with Affiliates
----------------------------------------

        SunAmerica Fund Services, Inc. ("SAFS"), an affiliate of SAAMCo, acts as a servicing agent assisting State Street Bank and Trust Company ("State Street"), the transfer agent and custodian of the SunAmerica Acquired Fund and Acquiring Fund, in connection with certain services offered to the shareholders of such Funds. See Proposal No. 2 (a) - (b): Approval of the Plans -- Comparison of the Funds -- Other Service Agreements with Affiliates for additional information regarding these service agreements.

Other
-----

        Shares. As with all mutual funds, investors purchase shares when they invest in the Funds. Share certificates are not generally issued.

        Each full share and fractional share entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and cast one vote per share on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in investment advisory agreements.

        Class Structure. Each of the NAF Acquired Funds offers four classes of shares (Class A, Class B, Class C and Institutional Class I). The SunAmerica Acquired Fund offers three classes of shares (Class A, Class B and Class II). The Acquiring Fund will offer four classes of shares (Class A, Class B, Class II and Class I).

        Purchase of Shares. The procedures for purchasing shares are similar, but not identical, for all Funds. See Proposal No. 2 (a) - (b): Approval of the Plans -- Comparison of the Funds-- Purchase, Exchange and Redemption of Shares below, Investing in the North American Funds in the NAF Acquired Funds Prospectuses and Shareholder Account Information in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses.

        Redemption of Shares. The procedures for redeeming shares are similar, but not identical, for all Funds. See Comparison of the Funds -- Purchase, Exchange and Redemption of Shares below, Investing in the North American Funds in the NAF Acquired Funds Prospectuses and Shareholder Account Information in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses.

         Exchanges of Shares. The procedures for exchanging shares are similar, but not identical, for all Funds. See Comparison of the Funds -- Purchase, Exchange and Redemption of Shares below, Account Services and Section III:
Investing in the North American Funds Institutional Classes of Shares in the NAF Acquired Funds Prospectuses and Transaction Policies in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses.

         Dividends. The Funds currently have the same policies with respect to dividends. See Proposal No. 2 (a) - (b): Approval of the Plans -- Comparison of the Funds -- Dividend Distribution and Account Policies -- Dividends below, Pricing of Shares and Dividends and Distributions from North American Funds in the Acquired Funds Prospectuses and Dividend Distribution and Account Policies in the SunAmerica Acquired Fund and Acquiring Funds Prospectuses.

         Net Asset Value. The price at which each Fund's shares are purchased or redeemed is the Fund's next determined net asset value per share. The net asset value per share after receipt of the purchase of redemption order is calculated once daily as of the close of regular trading on the New York Stock Exchange ("NYSE") (currently 4:00 p.m., Eastern time). For further discussion on net asset value and how it is determined, see Proposal No. 2(a) - (b): Approval of the Plans -- Comparison of the Funds -- Purchase, Exchange and Redemption of Shares -- Dividend Distribution and Account Policies-- Valuation of Fund Shares below, Pricing of Fund Shares in the SunAmerica Acquired Fund and Acquired Funds Prospectuses and Transaction Policies in the SunAmerica Acquired Fund and Acquiring Funds Prospectuses.

         Tax Considerations. The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the Acquiring Fund. See Taxes in the SunAmerica Acquired Fund and Acquired Funds Prospectuses and Dividend, Distribution and Account Policies in the SunAmerica Acquired Fund and Acquiring Funds Prospectuses.

         For a more detailed discussion regarding potential tax consequences of the Reorganizations, see Proposal No. 2(a) - (b): Approval of the Plan -- The Reorganizations -- Federal Income Tax Consequences of the Reorganizations.

               PRINCIPAL RISK FACTORS AND SPECIAL CONSIDERATIONS
               -------------------------------------------------

                        RISKS OF INVESTING IN THE FUNDS

In the following pages, we compare the risks of your Fund against the risks of the Acquiring Fund. Although information is presented for each Acquired Fund, please compare your Fund with the Acquiring Fund.
------------------------------------------------

For shareholders of the SunAmerica International Equity Portfolio: since the Acquiring Fund is intended to be a successor to your Fund, you will find that the risks of your Fund are almost identical to those of the Acquiring Fund.

         Many of the investment risks associated with an investment in an Acquired Fund are substantially the same as those associated with an investment in the Acquiring Fund. A discussion of certain risks of investing in the Funds is set forth below. See the Acquired Funds Prospectuses, the Acquiring Funds Prospectus, the Acquired Funds Statement and the Acquiring Funds Statements for more detailed discussions of investment risks associated with an investment in the Funds. There is no guarantee that the investment objective of a Fund will be achieved or that the value of a shareholder's investment in the Fund will not decrease.

         Risks of Investing in Equity Securities. All of the Funds invest primarily in equity securities. As with any equity fund, the value of your investments in any of the Funds may fluctuate in response to stock market movements. In addition, individual stocks selected for any of the Funds may underperform the market generally.

         Securities Selection. All of the Funds are subject to securities selection risk. Securities selection risk is when a strategy used by a Fund, or securities selected by its portfolio manager, may fail to produce the intended return.

         Foreign Investment Risk. Each Fund will invest in foreign securities and will be subject to the risk that the value of the Fund's foreign investments will decline as a result of foreign political, social or economic changes. In addition, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment. Furthermore, there may be less publicly available information about a foreign company and it may not be subject to the same uniform accounting, auditing and financial reporting standards as U.S. companies. Foreign governments may not regulate securities markets and companies to the same degree as the U.S. government. Consequently, foreign securities may be less liquid, more volatile and more difficult to price than U.S. securities. These risks are heightened when the issuer is in an emerging market.

         Emerging Markets. All of the Funds are subject to emerging markets risk. An emerging market country is one that the World Bank, the International Finance Corporation or the United Nations or its authorities has determined to have a low or middle income economy. Historical experience indicates that the markets of emerging market countries have been more volatile than more developed markets; however, such markets can provide higher rates of return to investors.

         Currency Risk. All of the Funds are subject to currency risk which is the risk that the value of the foreign portfolio investments may fluctuate due to changes in currency rates. A decline in the value of foreign currencies relative to the U.S. dollar generally can be expected to depress the value of a Fund's non-dollar securities.

         Liquidity Risk. All of the Funds are subject to liquidity risk. This is the risk that a Fund may be unable to sell a security because there are too few people who actively trade that security on a regular basis.

         Risks of Non-Diversification. The SunAmerica International Equity Portfolio and the Acquiring Fund are non-diversified, which means that they can invest a larger portion of their assets in the stock of a single company than can some other mutual funds, including the three NAF Acquired Funds. By concentrating in a smaller number of stocks, a Fund's risk is increased because the economic effect of each stock on the Fund's performance is greater. The NAF Acquired Funds are diversified.

         Small Cap Risk. The NAF International Small Cap Fund is subject to small cap risk as a principal risk and the other Funds are subject to this risk to a lesser degree. This is the risk that companies with smaller market capitalizations (particularly under $1 billion) tend to be at early stages of development with limited product lines, market access for products, financial resources, access to new capital, or depth in management. It may be difficult to obtain reliable information and financial data about these companies. Consequently, securities of smaller companies may not be as readily marketable and may be subject to more abrupt or erratic market movements.

         Sector Risk. The NAF Global Equity Fund, NAF International Equity Fund and NAF International Small Cap Fund are all subject to sector risk as a principal risk and the SunAmerica International Equity Portfolio and the Acquiring Fund do not view this risk as principal. This is the risk that securities of companies within specific sectors of the economy can perform differently than the overall market.

         Derivatives. Each Fund is subject to derivatives risk. Derivatives have heightened sensitivity to market volatility, interest rate fluctuations, illiquidity and creditworthiness of the counterparty to the derivatives transactions.

         Hedging. All of the Funds may use hedging as a stragegy. Hedging is a strategy that involves the use of a derivative security in an effort to reduce certain risk characteristics of an underlying security or portfolio of securities. While hedging securities can be very useful and inexpensive ways of reducing risk, they are sometimes ineffective due to unexpected changes in the market or exchange rates. Moreover, while hedging can reduce or eliminate losses, it can also reduce or eliminate gains.

IF YOU ARE A SUNAMERICA INTERNATIONAL EQUITY PORTFOLIO SHAREHOLDER YOU MAY SKIP TO PROPOSAL NO. 2(a)-(b) ON PAGE [29]. THE FOLLOWING PROPOSAL IS ONLY APPLICABLE TO NORTH AMERICAN FUND SHAREHOLDERS.


                                 PROPOSAL NO. 1:
                                 ---------------
              APPROVAL OF THE NEW NAF INVESTMENT ADVISORY AGREEMENT
              -----------------------------------------------------

            THE MERGER AND THE NEW NAF INVESTMENT ADVISORY AGREEMENT

                              Board Considerations

         On _________, 2001, the Merger, pursuant to which AIG acquired American General, was consummated. As a result of the Merger, AGAM became a subsidiary of AIG.

         As required by the Investment Company Act, the Previous NAF Investment Advisory Agreement provided for automatic termination upon its assignment. The consummation of the Merger constituted an assignment, as that term is defined in the Investment Company Act, of the Previous NAF Investment Advisory Agreement, and, consequently, its termination.

         At a meeting held on July 16-17, 2001, the NAF Board, including all of the NAF Independent Trustees, unanimously approved the Interim NAF Investment Advisory Agreement pursuant to Rule 15a-4 under the Investment Company Act in order to allow AGAM to continue to serve as investment adviser for the NAF Acquired Funds after the Merger. This Rule allows, under certain circumstances, interim advisory agreements to take effect, and to remain in effect for up to 150 days, without receiving prior shareholder approval, as long as the fees payable under such agreement do not exceed the fees payable under the predecessor agreement that had been approved by the shareholders and certain other contractual provisions are included in the interim agreement. The Interim NAF Investment Advisory Agreement requires all advisory fees earned by AGAM to be escrowed pending shareholder approval of the New NAF Investment Advisory Agreement. If the New NAF Investment Advisory Agreement is not approved, AGAM will be entitled to receive from escrow the lesser of any costs incurred in performing the Interim NAF Investment Advisory Agreement (plus interest earned on the amount while in escrow), and the total amount in the escrow account (plus interest earned). The Interim NAF Investment Advisory Agreement will terminate on the earlier of the effective date of the New NAF Investment Advisory Agreement or 150 days after the completion of the Merger.

         Pursuant to the terms of the Interim NAF Investment Advisory Agreement, AGAM is responsible for the management of the investment portfolio of each NAF Acquired Fund and for providing certain administrative services to each NAF Acquired Fund. The terms of the Interim NAF Investment Advisory Agreement are the same as those of the Previous NAF Investment Advisory Agreement. The Interim NAF Investment Advisory Agreement differs from the Previous NAF Investment Advisory Agreement only with respect to the effective date, the term, and the escrow provisions relating to AGAM's fees (as described above). Under the Investment Company Act, AGAM may continue to serve as the investment adviser for each NAF Acquired Fund beyond an interim period of 150 days only if shareholders of such NAF Acquired Fund approve a new investment advisory agreement with AGAM. Consequently, the NAF Board unanimously approved, and recommended shareholder approval of, the New NAF Investment Advisory Agreement. The New NAF Investment Advisory Agreement, if approved by shareholders, would take effect immediately upon such approval. The terms of the New NAF Investment Advisory Agreement, including advisory fees, are the same in all material respects as those of the Previous NAF Investment Advisory Agreement. The New NAF Investment Advisory Agreement differs from the Previous NAF Investment Advisory Agreement only with respect to its effective date. See-- Description of the New NAF Investment Advisory Agreement below for a description of the New NAF Investment Advisory Agreement and the services to be provided by AGAM thereunder. In addition, each of the NAF Acquired Funds has a Subadviser that is unaffiliated with AGAM. Each previously existing subadvisory agreement provided that it terminated upon termination of the Previous NAF Investment Advisory Agreement. The NAF Board also approved the continuation of each subadvisory agreement for the NAF Acquired Funds. Such approval was made in accordance with a "Manager of Managers" order granted by the Commission to North American Funds and therefore the subadvisory agreements for the NAF Acquired Funds do not require shareholder approval.

         In connection with its approval of the New NAF Investment Advisory Agreement, the NAF Board received a presentation relating to AIG and SAAMCo, as well as a presentation from AGAM. The NAF Board considered that the Merger did not involve any changes in the overall form of the advisory contract, the advisory fees, or any of the NAF Acquired Funds' objectives or policies. As part of their deliberations, the NAF Board took into account the following, among other factors: the nature and quality of the services provided or reasonably anticipated to be provided and the results achieved or reasonably anticipated to be achieved by AGAM; the amount and structure of investment advisers' fees generally and the fees payable under the New NAF Investment Advisory Agreement; the financial strength of AIG; the management, personnel and operations of AIG and SAAMCo; the commitment of AIG to the financial services industry, and the structure of the Merger.

         Section 15(f) of the Investment Company Act provides that an investment adviser (such as AGAM) to a registered investment company, and the affiliates of such adviser, may receive any amount or benefit in connection with a sale of any interest in such investment adviser which results in an assignment of an investment advisory contract if the following two conditions are satisfied: (1) for a period of three years after such assignment, at least 75% of the board of directors of the investment company are not "interested persons" (within the meaning of Section 2(a)(19) of the Investment Company Act) of the new investment adviser or its predecessor; and (2) no "unfair burden" (as defined in the Investment Company Act) may be imposed on the investment company as a result of the assignment or any express or implied terms, conditions or understandings applicable thereto. Consistent with the first condition of Section 15(f), AIG advised the NAF Board that for a period of three years after the Merger, it will not take or recommend any action that would cause more than 25% of the NAF Board (or SunAmerica Equity Board) to be interested persons of SAAMCo or AGAM. With respect to the second condition of Section 15(f), an "unfair burden" on an investment company is defined in the Investment Company Act to include any arrangement during the two-year period after any such transaction occurs whereby the investment adviser or its predecessor or successor, or any interested person of such adviser, predecessor or successor, receives or is entitled to receive any compensation of two types, either directly or indirectly. The first type is compensation from any person in connection with the purchase or sale of securities or other property to, from or on behalf of the investment company, other than bona fide ordinary compensation as principal underwriter for such company. The second type is compensation from the investment company or its security holders for other than bona fide investment advisory or other services. AIG advised the NAF Board that it will not take or recommend any action that would constitute an unfair burden on North American Funds (or the Acquiring
Fund) within the meaning of Section 15(f).

Description of the New NAF Investment Advisory Agreement

         As a proposal separate from the proposal to approve a Reorganization, shareholders of each NAF Acquired Fund are being asked to approve the New NAF Investment Advisory Agreement with AGAM to cover the period subsequent to the shareholder approval and prior to consummation of the Reorganization (which is currently anticipated to occur during the fourth calendar quarter of 2001). The terms of the New NAF Investment Advisory Agreement are the same in all material respects as those of the Previous NAF Investment Advisory Agreement. The New NAF Investment Advisory Agreement differs from the Previous NAF Investment Advisory Agreement only with respect to the effective date. The Previous NAF Investment Advisory Agreement is dated June 1, 2000 and was last approved by the shareholders of the NAF Acquired Funds at a meeting held on the same date in connection with its initial approval. A description of the New NAF Investment Advisory Agreement and the services to be provided by AGAM is set forth below. This description is qualified in its entirety by reference to the form of the New NAF Investment Advisory Agreement attached to this Proxy Statement and Prospectus as Exhibit I.

         As compensation for its services under the New NAF Investment Advisory Agreement, the NAF Acquired Funds will pay to AGAM the same fee, as a percentage of average daily net assets, that was payable to AGAM under the Previous Investment Advisory Agreement. Such fee will be payable monthly and accrued daily. See Summary -- Management and Subadvisory Arrangements for a description of the fee payable to AGAM under the Previous Investment Advisory Agreement.

         AGAM has voluntarily agreed, until February 28, 2002, to reduce fees payable to it by, or reimburse expenses to, the NAF Acquired Funds. See Summary -- Fee Tables or Proposal No. 2 (a) - (b): Approval of the

Plans -- The Reorganizations -- NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations.

         For the fiscal year ended October 31, 2000, North American Funds paid total advisory fees to AGAM of $7,339,733. Of such amount, $523,879, $299,101 and $320,210 were attributable to the NAF Global Equity Fund, NAF International Equity Fund, and the NAF International Small Cap Fund, respectively. These amounts do not reflect certain fee waivers and expense reimbursements for which the NAF Acquired Funds were reimbursed.

         The Board of Trustees of North American Funds unanimously recommends that the shareholders of each NAF Acquired Fund approve the New NAF Investment Advisory Agreement. If the New NAF Investment Advisory Agreement is not approved by shareholders of a NAF Acquired Fund, the NAF Board will determine the appropriate actions in the best interests of shareholders to be taken with respect to such NAF Acquired Fund's advisory arrangements at that time.


Additional Information About AGAM

         General
         -------

         CypressTree Investments, Inc. ("CypressTree") and its affiliates were formed in 1996 to acquire, advise and distribute mutual funds through broker-dealers and other intermediaries. CypressTree Asset Management Corporation, Inc. ("CAM") was CypressTree's wholly-owned advisory subsidiary and CypressTree Funds Distributors, Inc. ("CFD") was CypressTree's wholly-owned distribution subsidiary. On March 10, 2000, CypressTree sold substantially all of its assets, including all of the stock of CAM and CFD, to American General. Thereafter, CAM was renamed American General Asset Management Corp. and CFD was renamed American General Funds Distributors, Inc. Pursuant to the Previous NAF Advisory Agreement, AGAM oversaw the administration of all aspects of the business and affairs of the NAF Acquired Funds, and selected, contracted with and compensated Subadvisers to manage the assets of the NAF Acquired Funds. AGAM has continued to perform these functions under the Interim NAF Investment Advisory agreement since the completion of the Merger.

         AGAM is located at 286 Congress Street, Boston, Massachusetts 02210. Prior to the Merger, AGAM was wholly owned by American General, which is located at 2929 Allen Parkway, Houston, Texas 77019. As a result of the Merger, American General is wholly owned by AIG. The principal address of AIG is 70 Pine Street, New York, New York 10270.

         The directors and principal executive officer of AGAM, their business addresses, position(s) with AGAM and a description of their principal occupations are set forth below.

-----------------------------------------------------------------------------------------------------------------------------------
                    Name and Address                         Position with AGAM and Principal Occupation(s)
                    ----------------                         ----------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Alice T. Kane                                 Chief Executive Officer, President and Chairman of the Board of Directors;
      390 Park Avenue                               Executive Vice President, American General Fund Group; Executive Vice President,
      New York, NY  10022                           the Variable Annuity Life Insurance Company and American General Annuity
                                                    Insurance Company. Ms. Kane also serves as the Chairman of the Board, Trustee and President of North American Funds.
-----------------------------------------------------------------------------------------------------------------------------------
      John A. Graf                                  Director; Senior Vice Chairman, Asset Accumulation, American General.
      2929 Allen Parkway
      Houston, TX  77019
-----------------------------------------------------------------------------------------------------------------------------------
      Kent E. Barrett                               Director and Treasurer; Senior Vice President and General Auditor, American
      2929 Allen Parkway                            General.
      Houston, TX  77019
-----------------------------------------------------------------------------------------------------------------------------------

         In addition, the following officers of North American Funds also are employees of AGAM:

         Thomas J. Brown, Treasurer and Vice President of North American Funds and Chief Financial Officer and Chief Administrative Officer of AGAM.

         John I. Fitzgerald, Secretary and Vice President of North American Funds and Assistant Secretary and Counsel of AGAM.

         John N. Packs, Vice President of North American Funds and Director of Research of AGAM.

         Additional Payments to AGAM and its affiliates by NAF Acquired Funds
         --------------------------------------------------------------------

         The Previous NAF Investment Advisory Agreement provided for reimbursement to AGAM for various expenses related to financial, accounting and administrative services provided to the NAF Acquired Funds. For the fiscal year ended October 31, 2000, North American Funds paid in the aggregate $1,387,842 to AGAM for such services. Of such amount, $100,111, $48,918 and $46,369 were attributable to the NAF Global Equity Fund, the NAF International Equity Fund and NAF International Small Cap Fund, respectively.

         For the fiscal year ended October 31, 2000, AGAM was paid fees on Class I shares under the NAF Services Agreement of $10,494 by the NAF International Equity Fund. The NAF Global Equity Fund and the NAF International Small Cap Fund paid no fees to AGAM under the NAF Services Agreement.

         For the fiscal year ended October 31, 2000, the NAF Acquired Funds paid the NAF Distributor the following distribution and service fees:

                                                          Distribution and Service Fees
                                                          -----------------------------
                                                   Class A           Class B           Class C
                                                   -------           -------           -------
NAF Global Equity Fund                             $32,316          $178,789          $310,964
NAF International Equity Fund                       19,093           162,244            63,986
NAF International Small Cap Fund                    21,276           129,910           114,276


         For the fiscal year ended October 31, 2000, the North American Funds paid $2,137,413 in brokerage commissions to affiliated brokers of which $431,830, $85,245 and $853,646 were attributable to the NAF Global Equity Fund, the NAF International Equity Fund and the NAF International Small Cap Fund, respectively.

                PROPOSAL NO. 2 (a) - (b): APPROVAL OF THE PLANS
                -----------------------------------------------

                           COMPARISON OF THE FUNDS

         Investment Policies

In the following pages, in addition to the principal investment policies set forth under Summary -- The Funds -- Comparison of the Funds above, we further compare the investment policies of your Fund against those of the Acquiring Fund. Although information is presented for each Acquired Fund, please compare
                                                                --------------
your Fund with the Acquiring Fund.
---------------------------------

         For shareholders of the SunAmerica International Equity Portfolio: since the Acquiring Fund is intended to be a successor to your Fund, you will find that the investment policies of your Fund are almost identical to those of the Acquiring Fund.

         Fixed-income Securities.

         Although each Fund generally emphasizes investments in equity securities, each may also invest in fixed-income securities, including corporate bonds, notes, debentures, preferred stocks, convertible securities, U.S. government securities and mortgage-backed and asset-backed securities when these investments offer opportunities to achieve a Fund's investment goal. The SunAmerica International Equity Portfolio and Acquiring Fund may invest up to 20% of its total assets in fixed-income securities. The NAF Acquired Funds may invest up to 35% of their total assets in securities other than equity securities.

         Junk Bonds.

         Junk bonds are high yield, high risk bonds that do not meet the credit quality standards of investment grade securities. "Investment grade" is a designation applied to intermediate and long-term corporate debt securities rated within the highest four rating categories assigned by Standard & Poor's Corporation, a division of the McGraw-Hill Companies ("Standard & Poor's) (AAA, AA, A or BBB) or Moody's Investors Service, Inc. ("Moody's") (Aaa, Aa, A or
Baa).

         NAF International Small Cap Fund will not invest more than 5% of its total assets in unrated or below investment-grade fixed income securities. The SunAmerica International Equity Portfolio and Acquiring Fund may invest up to 20% of total assets in these securities.

         Investments in the U.S.

         The NAF International Equity Fund will not invest in securities of U.S. issuers. The NAF Global Equity Fund, NAF International Small Cap Fund, SunAmerica International Equity Portfolio and the Acquiring Fund may invest in securities of U.S. issuers.

         Foreign Investment Companies.

         The SunAmerica International Equity Portfolio and Acquiring Fund may invest to a significant extent in foreign investment companies as necessitated by certain foreign laws or because it is less expensive or more expedient than direct investments in foreign securities. Foreign investment companies invest in certain foreign markets, including emerging markets. Investing through such vehicles may involve frequent or layered fees or expenses and SunAmerica International Equity Portfolio and Acquiring Fund will not invest in such investment companies unless, in the judgment of management, the potential benefits justify the payment of any associated fees and expenses. The other Funds generally do not invest in foreign investment companies.

         Short-Term Investments and Defensive Instruments.

         The SunAmerica International Equity Portfolio and Acquiring Fund may invest up to 10% of total assets in short-term investments to meet redemptions and cover expenses; The NAF Acquired Funds may invest without limit. All Funds may invest without limit for defensive purposes.

         Special Situations.

         The SunAmerica International Equity Portfolio and Acquiring Fund may also invest in special situations. A special situation arises when, in the opinion of a Fund's management, the securities of a particular issuer will be recognized and appreciated in value due to a specific development with respect to that issuer.

         Illiquid Securities.

         All Funds are limited to a maximum of 15% of net assets in illiquid securities.

         Borrowing.

         All Funds may borrow for temporary or emergency purposes and in connection with reverse repurchase agreements, mortgage dollar rolls and similar transactions. When borrowing for temporary or emergency purposes, each Fund may borrow up to 33 1/3% of the value of its respective total assets. The NAF Acquired Funds may not borrow for investment purposes, but the SunAmerica International Equity Portfolio and Acquiring Fund may borrow for investment purposes (up to 33 1/3% of total net assets). Borrowing is a fundamental policy.

         Diversification.

         The NAF Acquired Funds are diversified while the SunAmerica International Equity Portfolio and the Acquiring Fund are non-diversified. Accordingly, the NAF Acquired Funds are subject to the restriction that, with respect to 75% of its total assets, they may not purchase the securities of any issuer if the purchase would cause more than 5% of the value of the Fund's total assets to be invested in the securities of any one issuer (excluding U.S. Government securities) or cause more than 10% of the voting securities of the issuer to be held by the Fund. The other Funds are subject to the same limits as to 50% of its portfolio.

         Lending.

         The Funds may not make loans, except through repurchase agreements and the purchase of portfolio securities consistent with a Fund's investment objectives and policies. In addition, each Fund may lend portfolio securities subject to comparable policies. Lending is a fundamental policy.

         Short Sales.

         As a non-fundamental policy, the NAF Acquired Funds may not engage in short sales, except short sales "against the box." A short sale is against the box to the extent that the Fund contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. The SunAmerica International Equity Portfolio and the Acquiring Fund may engage in short sales (whether or not "against the box").

         Directors and Officers

         SunAmerica Equity Funds is governed by the Board of Trustees (the "SunAmerica Equity Board") which currently consists of the same five individuals as the SunAmerica Style Select Board (each, a "SunAmerica Board"). Four of the members of the SunAmerica Board are SunAmerica Independent Directors. The NAF Acquired Funds have a different Board of Directors from the SunAmerica Board. (SunAmerica Style Select has a Board of Directors, while each of SunAmerica Equity Funds and North American Funds has a Board of Trustees. However, the offices of Director and Trustee are considered equivalent under the Investment Company Act and the terms "Director" and "Trustee" are used interchangeably.)

     The SunAmerica Board is responsible for the overall supervision of SunAmerica Equity Funds and performs various duties imposed on directors of investment companies by the Investment Company Act and under the SunAmerica Equity Funds' Declaration of Trust. Trustees and officers of SunAmerica Equity Funds are also directors and officers of some or all of the other investment companies managed, administered or advised by SAAMCo, and distributed by SACS and other affiliates (including the SunAmerica Acquired Fund). The SunAmerica Equity Board elects the Acquiring Fund's officers. See Trustees and Officers in the Acquiring Fund Statement.

     The following table lists the Trustees and executive officers of SunAmerica Equity Funds, their ages and principal occupations during the past five years. The business address of each Trustee and executive officer is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. For the purposes of this Proxy Statement and Prospectus, the SunAmerica Mutual Funds ("SAMF") consist of SunAmerica Equity Funds, SunAmerica Income Funds, SunAmerica Money Market Funds, Inc., SunAmerica Style Select and SunAmerica Strategic Investment Series, Inc. An asterisk indicates that the Trustee is an interested person of SunAmerica Equity Funds within the meaning of Section 2(a)(19) of the Investment Company Act.

--------------------------------------------------------------------------------------------------------------------------
                                              Position
                                        with the Acquiring                     Principal Occupations
       Name, Age and Address                    Fund                            During Past 5 Years
       ---------------------                    ----                            -------------------
--------------------------------------------------------------------------------------------------------------------------
S. James Coppersmith, 68              Trustee                   Retired; formerly, President and General Manager,
                                                                WCVB-TV, a division of the Hearst Corp. (1982 to
                                                                1994); Director/Trustee of SAMF and Anchor Series
                                                                Trust ("AST")
--------------------------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat, 60               Chairman of the Board     Attorney, solo practitioner; Chairman of the Boards of
                                                                Directors/Trustees of SAMF and AST.
--------------------------------------------------------------------------------------------------------------------------
Stephen J. Gutman, 58                 Trustee                   Partner and Managing Member of B.B. Associates LLC
                                                                (menswear specialty retailing and other activities)
                                                                since June 1988; Director/Trustee of SAMF and AST.
--------------------------------------------------------------------------------------------------------------------------
Peter A. Harbeck*, 47                 Trustee and President     Director and President, SAAMCo, since August 1995;
                                                                Director, AIG Asset Management International, Inc.
                                                                ("AIGAMI") since February 2000; Managing Director,
                                                                John McStay Investment Counsel, L.P. ("JMIC") since
                                                                June 1999; Director, SACS, since August 1993; Director
                                                                and President, SunAmerica Fund Services, Inc.
                                                                ("SAFS"), since May 1988; President, SAMF and AST.
--------------------------------------------------------------------------------------------------------------------------
Sebastiano Sterpa, 72                 Trustee                   Founder and Chairman of the Board of the Sterpa Group
                                                                (real estate) since 1962; Director, Real Estate
                                                                Business Service and Countrywide Financial;
                                                                Director/Trustee of SAMF.
--------------------------------------------------------------------------------------------------------------------------
J. Steven Neamtz, 42                  Vice President            Executive Vice President, SAAMCo since April 1996;
                                                                Director and Chairman of the Board, AIGAMI, since
                                                                February 2000; Vice President, SAMF, since November
                                                                1999; Director and President, SACS, since April 1996.
--------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Peter C. Sutton, 36                   Treasurer                 Senior Vice President, SAAMCo since April 1997; Vice
                                                                President, AIGAMI, since February 2000; Treasurer and
                                                                Controller of Seasons Series Trust ("Seasons"),
                                                                SunAmerica Series Trust ("SAST") and Anchor Pathway
                                                                Fund ("APF") since February 2000; Treasurer of SAMF
                                                                and AST since February 1996; Vice President of SAST
                                                                and APF since 1994; formerly Assistant Treasurer of
                                                                SAST and APF from 1994 to February 2000; Vice
                                                                President, Seasons, since April 1997; formerly Vice
                                                                President, SAAMCo, from 1994 to 1997.)
------------------------------------------------------------------------------------------------------------------------------------
Robert M. Zakem, 43                   Secretary and Chief       Senior Vice President and General Counsel, SAAMCo,
                                      Compliance Officer        since April 1993; Vice President, General Counsel and
                                                                Assistant Secretary, AIGAMI, since February 2000; Executive Vice
                                                                President, General Counsel and Director, SACS, since August 1993;
                                                                Vice President, General Counsel and Assistant Secretary, SAFS, since
                                                                January 1994; Vice President, SAST, APF and Seasons; Assistant
                                                                Secretary, SAST and APF, since September 1993; Assistant Secretary,
                                                                Seasons, since April 1997.
------------------------------------------------------------------------------------------------------------------------------------

     At a meeting of the SunAmerica Equity Board held on August 22, 2001, the SunAmerica Equity Board elected Dr. Judith L. Craven and William F. Devin to the SunAmerica Equity Board, effective on or about November 9, 2001. Dr. Craven and Mr. Devin are currently members of the NAF Board. Dr. Craven and Mr. Devin would join the SunAmerica Equity Board as SunAmerica Independent Directors and as members of the Audit and Nominating Committees.

     The following table lists the ages, business addresses and principal occupations during the past five years of Dr. Craven and Mr. Devin.

     ---------------------------------------------------------------------------
     Dr. Judith L. Craven, 55    Retired Administrator. Trustee, North American
     3212 Ewing Street           Funds Variable Product Series II, 15 investment
     Houston TX  77004           portfolios (November 1998 to present);
                                 Director, North American Funds Variable Product
                                 Series I, 21 investment portfolios (August 1998
                                 to present); Director, USLIFE Income Fund, Inc.
                                 (November 1998 to present); Director, Compaq
                                 Computer Corporation (1992 to present);
                                 Director, A.G. Belo Corporation, a media
                                 company (1992 to present); Director, SYSCO
                                 Corporation, a food marketing and distribution
                                 company (1996 to present); Director, Luby's
                                 Inc., a restaurant chain (1998 to present);
                                 Director, University of Texas Board of Regents
                                 (May 2001 to present); Formerly, Director,
                                 CypressTree Senior Floating Rate Fund, Inc.
                                 (June 2000 to May 2001); Formerly, President,
                                 United Way of the Texas Gulf Coast, a not for
                                 profit organization (1992 to 1998); Formerly,
                                 Director, Houston Branch of the Federal Reserve
                                 Bank of Dallas (1992 to 2000); Formerly, Board
                                 Member, Sisters of Charity of the Incarnate
                                 Word (1996 to 1999).
     ---------------------------------------------------------------------------
     William F. Devin, 62        Member of the Board of Governors, Boston Stock
     ---------------------------------------------------------------------------

     ---------------------------------------------------------------------------
     44 Woodland Road            Exchange (1985 to present);  Formerly,
     Braintree, MA 02184         Executive Vice President, Fidelity Capital
                                 Markets, a division of National Financial
                                 Services Corporation (1966-1996); Formerly,
                                 Director, CypressTree Senior Floating Rate
                                 Fund, Inc. (October 1997 to May 2001).
     ---------------------------------------------------------------------------

     SunAmerica Equity Funds pays each SunAmerica Independent Director annual compensation in addition to reimbursement of out-of-pocket expenses in connection with attendance at meetings of the SunAmerica Equity Board. Specifically, each SunAmerica Independent Director received a pro rata portion (based upon the SunAmerica Equity Fund's net assets) of an aggregate of $40,000 in annual compensation for acting as director or trustee to SAMF. In addition, each SunAmerica Independent Director received $20,000 in annual compensation for acting as trustee to AST. Beginning January 1, 2001 each SunAmerica Independent Director of the retail funds in SAMF receives an additional $2,500 per quarterly meeting. In addition, Mr. Eisenstat receives an aggregate of $2,000 in annual compensation for serving as Chairman of the Boards of the retail funds in SAMF. Officers of SunAmerica Equity Funds receive no direct remuneration in such capacity from SunAmerica Equity Funds.

     In addition, each SunAmerica Independent Director also serves on the Audit Committee of the SunAmerica Equity Board. The Audit Committee is charged with recommending to the full SunAmerica Board the engagement or discharge of SunAmerica Equity Funds' independent accountants; directing investigations into matters within the scope of the independent accountant's duties; reviewing with the independent accountants the audit plan and results of the audit; approving professional services provided by the independent accountants and other accounting firms; reviewing the independence of the independent accountants; considering the range of audit and non-audit fees; and preparing and submitting Audit Committee minutes to the full SunAmerica Equity Board. Each member of the Audit Committee receives an aggregate of $5,000 in annual compensation for serving on the Audit Committee of SAMF and AST. With respect to SunAmerica Equity Funds, each member of the Audit Committee receives a pro rata portion of the $5,000 annual compensation, based on the relative net assets of SunAmerica Equity Funds. SunAmerica Equity Funds also has a Nominating Committee, comprised solely of SunAmerica Independent Directors, which recommends to the SunAmerica Equity Board those persons to be nominated for election as Directors by shareholders and selects and proposes nominees for election by Directors between shareholders' meetings. Members of the Nominating Committee serve without compensation.

     The Directors of SAMF and AST have adopted the SunAmerica Disinterested Trustees' and Directors' Retirement Plan (the "Retirement Plan") effective January 1, 1993 for the SunAmerica Independent Directors. The Retirement Plan provides generally that if a SunAmerica Independent Director who has at least 10 years of consecutive service as a disinterested Director of any SAMF or AST (an "Eligible Director") retires after reaching age 60 but before age 70 or dies while a Director, such person will be eligible to receive a retirement or death benefit from each SAMF with respect to which he or she is an Eligible Director. With respect to Sebastiano Sterpa, the SunAmerica Independent Directors have determined to make an exception to existing policy and allow Mr. Sterpa to remain on the SunAmerica Board past age 70, until he has served for ten years. Mr. Sterpa will cease accruing retirement benefits upon reaching age 70, although such benefits will continue to accrue interest as provided for in the Retirement Plan. As of each birthday, prior to the 70th birthday, each Eligible Director will be credited with an amount equal to (i) 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Director of each SAMF for the calendar year in which such birthday occurs, plus (ii) 8.5% of any amounts credited under clause (i) during prior years. An Eligible Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments.

     The following table sets forth information summarizing the aggregate compensation of each SunAmerica Independent Director for his services as a member of the SunAmerica Equity Board for the fiscal year ended September 30, 2000, except as otherwise indicated. Neither the Trustees who are interested persons of SunAmerica Equity Funds nor any officers of SunAmerica Equity Funds receive any compensation.

--------------------------------------------------------------------------------------------------------------------
                                                           Pension or
                                                           Retirement
                                                        Benefits Accrued                         Total Compensation
                                       Aggregate           as Part of                              From SunAmerica
                                   Compensation from       SunAmerica         Estimated Annual     Equity Fund and
                                  SunAmerica Equity       Equity Fund          Benefits Upon      Fund Complex Paid
            Director                     Funds              Expenses            Retirement*         to Directors**
            --------                     -----              --------            ----------          ------------
--------------------------------------------------------------------------------------------------------------------
S. James Coppersmith                    $12,503             $47,982               $29,670                $67,500
--------------------------------------------------------------------------------------------------------------------
Samuel M. Eisenstat                     $13,139             $30,673               $46,083                $71,500
--------------------------------------------------------------------------------------------------------------------
Stephen J. Gutman                       $12,503             $42,123               $60,912                $67,500
--------------------------------------------------------------------------------------------------------------------
Sebastiano Sterpa***                    $12,829             $11,447                $7,900                $45,833
--------------------------------------------------------------------------------------------------------------------

*    Assuming participant elects to receive benefits in 15 yearly installments.

** Information is as of March 31, 2001 for the five investment companies in the complex that pay fees to these directors/trustees. The complex consists of SAMF and AST.

***  Mr. Sterpa is not a trustee of AST.

     Management and Subadvisory Arrangements

     Comparison of Management and Administrative Arrangements and Fees

     AGAM serves as the investment adviser for the NAF Acquired Funds and SAAMCo serves as the investment adviser for the SunAmerica Acquired Fund and the Acquiring Fund. As investment adviser to the respective Funds, AGAM and SAAMCo select and manage the investments, provide various administrative services and supervise the daily business affairs, except to the extent they have delegated portfolio management of a Fund to a Subadviser. The NAF Acquired Funds utilize Subadvisers as described below. The SunAmerica Acquired Fund is currently advised by SAAMCo without any Subadvisers. The Acquiring Fund will be subadvised by AIGGIC, an affiliate of SAAMCo.

     AGAM was organized as a Delaware corporation in 1996 and is located at 286 Congress Street, Boston, Massachusetts, 02210. Prior to the Merger, AGAM and the NAF Distributor were both wholly owned subsidiaries of American General. Prior to the Merger, American General was one of the nation's largest diversified financial services organizations with assets of approximately $128 billion and market capitalization of $23 billion at June 30, 2001. AGAM is now a subsidiary of AIG. The principal executive offices of AIG are located at 70 Pine Street, New York, New York 10270.

     SAAMCo was organized as a Delaware corporation in 1982 and is located at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204. SAAMCo is a wholly owned subsidiary of SunAmerica Inc., which in turn is a wholly owned subsidiary of AIG. AIG, a Delaware corporation, is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities and financial services in the United States and abroad. AIG's primary activities include both general and life insurance operations. Other significant activities include financial services and asset management. As of June 30, 2001, SAAMCo managed, advised and/or administered more than $28.5 billion of assets.

     Comparison of the NAF Investment Advisory Agreement, SunAmerica Acquired Fund Investment Advisory Agreement and Acquiring Fund Investment Advisory Agreement. The Acquiring Funds Investment Advisory Agreement is similar to the NAF Investment Advisory Agreement except for certain matters, including the advisory fees, the effective dates and the identity of the adviser. The Acquiring Fund Investment Advisory Agreement is substantially the same as the SunAmerica Acquired Fund Investment Advisory Agreement, except for the effective dates and that it provides for a lower advisory fee rate.

     The advisory fees payable by each NAF Acquired Fund to AGAM and by the SunAmerica Acquired Fund to SAAMCo are discussed above under Proposal No. 1:
Approval of the New Investment Advisory Agreement -

Description of the New Investment Advisory Agreement. The advisory fees payable by the Acquiring Fund to SAAMCo are discussed above under Summary - The Funds - Comparison of the Funds - Management Agreement.

     The effective advisory fee rates payable by the Acquiring Fund will be lower than the advisory fee rates currently payable by the NAF International Small Cap Fund and SunAmerica International Equity Portfolio. The advisory fees payable by the Acquiring Fund will be higher than the effective advisory fee rates currently payable by the NAF Global Equity Fund and NAF International Equity Fund.

     For the NAF Global Equity Fund, although the advisory fee rate would be higher, the total net expenses paid by a shareholder will not increase.

     For the NAF International Equity Fund, although its advisory fee rate is lower than the Acquiring Fund, the total expenses before expense reimbursements paid by a shareholder will not increase. Although the net expenses of the NAF International Equity Fund will increase, the NAF Board considered the fee waiver for the NAF International Equity Fund terminates on February 28, 2002 while the contractual fee waiver and expense reimbursements arrangements agreed to by SAAMCo will continue indefinitely, subject to termination by the SunAmerica Equity Board, including a majority of the Independent Trustees. SAAMCo may not increase such expense ratios, which are contractually required by agreement with the SunAmerica Equity Board, without the approval of the SunAmerica Equity Board, including a majority of the SunAmerica Independent Trustees. See Proposal No. 2(a) - (b): Approval of the Plans - The Reorganizations -- NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations.

     In addition, the SunAmerica Acquired Fund Investment Advisory Agreement and the Acquiring Fund Investment Advisory Agreement provide that in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of SAAMCo's (and its affiliates') obligations or duties thereunder ("disabling conduct"), SAAMCo is not subject to liability to the respective Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to such Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The SunAmerica Investment Advisory Agreement and the Acquiring Fund Investment Advisory Agreement also provide that except for such disabling conduct, a Fund will indemnify SAAMCo (and its affiliates) from any liability arising from SAAMCo's conduct under the respective Investment Advisory Agreement. The NAF Investment Advisory Agreement does not contain similar provisions.

     The NAF Investment Advisory Agreement, SunAmerica Acquired Fund Investment Advisory Agreement and Acquiring Fund Investment Advisory Agreement each provide that the adviser may, at its own cost and expense and subject to the requirements of the Investment Company Act retain one or more Subadvisers, to manage all or a portion of the investment portfolio of an Acquired Fund or Acquiring Fund, respectively. Each of AGAM and SAAMCo is authorized to retain (or change) a Subadviser to which it is not affiliated, as defined in the Investment Company Act ("Unaffiliated Adviser"), without shareholder approval pursuant to a separate "Manager of Managers" order granted by the Commission. AGAM and SAAMCo are ultimately responsible under their respective "Manager of Managers" order to oversee any Unaffiliated Subadvisers. AGAM has retained an Unaffiliated Subadviser for each NAF Acquired Fund pursuant to the NAF Acquired Funds' "Manager of Managers" order. See -- Subadvisory Arrangements of the Acquired Funds below. SAAMCo does not intend to rely on its "Manager of Managers" order with respect to the Acquiring Fund. (AIGGIC is an affiliated adviser and thus is not subject to the "Manager of Managers" Order).

     If shareholders approve the Reorganizations, upon consummation of the Reorganizations, the Acquired Funds will become part of the Acquiring Fund and will be managed by SAAMCo and subadvised by AIGGIC.

     Comparison of the Subadvisory Arrangements of the Funds. The current Subadvisers of the Acquired Funds and the Subadviser for the Acquiring Fund as well as certain information regarding each Subadviser, including the fees payable to each Subadviser, are set forth below. As compensation for their services, the Subadvisers for each NAF Acquired Fund receive fees from AGAM that are computed separately for each Fund. Such fees are paid out of AGAM's advisory fee at no additional cost to the NAF Acquired Funds or their shareholders.

--------------------------------------------------------------------------------------------------------------------------
Fund                           Subadviser          Information Regarding the             Subadvisory Fee Rate
                                                   Subadviser
--------------------------------------------------------------------------------------------------------------------------
NAF Global Equity Fund         Founders            Founders is a registered investment   0.500% on the first $50
                                                   adviser first established as an       million, 0.450% between $50
                                                   asset manager in 1938, and is a       million and $200 million,
                                                   subsidiary of Mellon Financial        0.400% between $200 million
                                                   Corporation.  As of _____, 2001,      and $500 million and 0.350%
                                                   Founders had over $___ billion of     on the excess over $500
                                                   assets under management, including    million
                                                   approximately $___ billion in
                                                   mutual fund accounts and $___
                                                   million in other advisory accounts.
--------------------------------------------------------------------------------------------------------------------------
NAF International Equity Fund  MSDW                MSDW, a wholly-owned subsidiary of    0.500% on the first $50
                                                   Morgan Stanley Dean Witter & Co.,     million, 0.450% between $50
                                                   conducts a worldwide fund             million and $200 million,
                                                   management business, providing a      0.400% between $200 million
                                                   broad range of fund management        and $500 million and 0.350%
                                                   services to customers in the United   on the excess over $500
                                                   States and abroad.  As of December    million
                                                   31, 2001, MSDW, together with its
                                                   affiliated institutional asset
                                                   management companies, managed
                                                   investments totaling approximately
                                                   $173 billion, including fiduciary
                                                   assets.
--------------------------------------------------------------------------------------------------------------------------
NAF International Small Cap    Founders            See NAF Global Equity Fund            0.500% on the first $300
Fund                                                                                     million, 0.450% between
                                                                                         $300 million and $500
                                                                                         million and 0.400% on the
                                                                                         excess over $500 million
--------------------------------------------------------------------------------------------------------------------------
SunAmerica International       None                N/A                                   N/A
Equity Portfolio
--------------------------------------------------------------------------------------------------------------------------
Acquiring Fund                 AIGGIC              AIGGIC is an affiliate of             0.500% on all assets
                                                   SunAmerica.  As of ________, 2001,
                                                   AIGGIC and its affiliated
                                                   companies had approximately
                                                   $_ under management.
--------------------------------------------------------------------------------------------------------------------------

         Under the terms of each of the Subadvisory Agreements between AGAM and a Subadviser (the "NAF Subadvisory Agreements"), the Subadviser for the respective NAF Acquired Fund manages the investment and reinvestment of the assets of such NAF Acquired Fund, subject to the supervision of the NAF Board. The Subadviser formulates a continuous investment program for such NAF Acquired Fund consistent with its investment objectives and policies. The Subadviser implements such programs by purchases and sales of securities and regularly reports to AGAM and the NAF Board with respect to their implementation.

         Under the terms of the subadvisory agreement between SAAMCo and AIGGIC, AIGGIC will be responsible for the portfolio management of the Acquiring Fund,subject to the oversight of the SunAmerica Board. In addition, the subadvisory agreement provides that except for damages resulting directly from willful misfeasance, bad faith, gross negligence or reckless disregard of AIGGIC's (and its affiliates') obligations or duties thereunder ("disabling conduct"), on the part of AIGGIC, AIGGIC is not subject to liability to SAAMCo (or its affiliates) or the Acquiring Fund (or to any shareholder thereof) for any act or omission in the course of rendering services to sthe Acquiring Fund (except to the extent specified in the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services). The agreement also provides that except for such disabling conduct, SAAMCo will indemnify AIGGIC (and its affiliates) from any liability arising from AIGGIC's conduct under the agreement.

         Distribution and Shareholder Servicing Arrangements

         Distributor
         -----------

         American General Funds Distributors, Inc. (previously defined as "AGFD" or the "NAF Distributor"), an affiliate of AGAM, acts as the principal distributor of the shares of the NAF Acquired Funds. SunAmerica Capital Services, Inc. (previously defined as "SACS" or the "SunAmerica Distributor"), an affiliate of SAAMCo, acts as the distributor of the shares of the SunAmerica Acquired Fund and the Acquiring Fund. As compensation for their respective services, AGFD receives the initial and deferred sales charges in respect of the NAF Acquired Funds, and SACS receives the initial and deferred sales charges in respect of the SunAmerica Acquired Fund and the Acquiring Fund. In addition, AGFD receives fees under each NAF Acquired Fund's plan pursuant to Rule 12b-1 under the Investment Company Act, and SACS receives fees under the SunAmerica Acquired Fund's and the Acquiring Fund's plans pursuant to Rule 12b-1 under the Investment Company Act. The address of the NAF Distributor is 286 Congress Street, Boston, Massachusetts 02210. The address of the SunAmerica Distributor is The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204. After consummation of the Reorganizations, the SunAmerica Distributor will provide distribution services to the Acquiring Fund.

         Distribution and Service (12b-1) Fees
         -------------------------------------

         Each of the Acquired Funds and Acquiring Funds have adopted a plan under Rule 12b-1 under the Investment Company Act that allows it to pay distribution and other fees for the sale and distribution of its shares. Class A, Class B and Class C shares of each NAF Acquired Fund, Class A, Class B and Class II shares of the SunAmerica Acquired Fund and Class A, Class B and Class II shares of the Acquiring Fund are subject to the same respective distribution and account maintenance and service fees pursuant to the applicable plan under Rule 12b-1. The table below sets forth the distribution and account maintenance and service fees for each of these classes.

                                      SunAmerica                                                       Account
                 NAF Acquired          Acquired             Acquiring                                Maintenance
                  Fund Class          Fund Class            Fund Class        Distribution Fee     and Service Fee
                  ----------          ----------            ----------        ----------------     ---------------
                      A                    A                    A                   0.10%               0.25%
                      B                    B                    B                   0.75%               0.25%
                      C                    II                   II                  0.75%               0.25%

         Because these fees are paid out of a Fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than paying other types of sales charges.

         Shareholder Servicing Fees for Class I
         --------------------------------------

         The NAF Acquired Funds have entered into a Services Agreement (the "NAF Services Agreement") with AGAM for the provision of recordkeeping and shareholder services to retirement and employee benefit plans and certain asset allocation funds of North American Funds that invest in Institutional Class I shares of the NAF Acquired Funds. Under the NAF Services Agreement, as compensation for services rendered, AGAM receives a fee on Institutional Class I shares of each NAF Acquired Fund equal to .25% of average net assets of such class. SACS will provide these services after the Reorganizations with respect to Class I shares of the Acquiring Fund for the same fee.

         Other Service Agreements with Affiliates

         SAFS acts as a servicing agent assisting State Street in connection with certain services offered to the shareholders of the SunAmerica Acquired Fund and Acquiring Fund pursuant to the terms of a Service Agreement (the "SunAmerica Service Agreement"). Under the SunAmerica Service Agreement, as compensation for transfer agency services rendered, SAFS receives a fee from the SunAmerica Acquired and Acquiring Fund, computed and payable monthly based upon an annual rate of .22% of average daily net assets of Classes A, B and II of each Acquiring Fund. Upon completion of the Reorganizations, SAFS will receive the same fee with respect to Class I shares of the Acquiring Fund. From this fee, SAFS pays a fee to State Street, and its affiliate, National Financial Data Services. In addition, pursuant to the SunAmerica Service Agreement, SAFS may receive reimbursement of its costs in providing shareholder services on behalf of the SunAmerica Acquired and Acquiring Fund. SAFS is located at The SunAmerica Center, 733 Third Avenue, New York, New York 10017-3204.

         Purchase, Exchange and Redemption of Shares

         The following chart highlights the purchase, redemption and exchange features of the Acquired Funds as compared to such features of the Acquiring Fund.

     Purchase, Redemption                                           SunAmerica
    and Exchange Features            NAF Acquired Funds            Acquired Fund              Acquiring Fund
    ---------------------            ------------------            -------------              --------------
  Minimum initial               .    non-retirement           .    non-retirement      .    non-retirement
  investment                         accounts:  $1,000             accounts: $500           accounts:  $500
                                .    retirement accounts:     .    retirement          .    retirement
                                     $50                           accounts: $250           accounts:  $250
                                .    automatic investment     .    dollar cost         .    dollar cost
                                     programs: $50 to open         averaging: $500 to       averaging: $500 to open
                                                                   open
                                Class B shares are to open
                                available for purchases of
                                $250,000 or less.
                                Class C shares are available
                                for purchases under $1
                                million.
                                Institutional Class I shares
                                are available for purchases
                                of $1 million or more.

  Minimum subsequent            $50                           .    non-retirement      .    non-retirement
  investments                                                      accounts: $500           accounts: $500
                                                              .    retirement          .    retirement accounts:
                                                                   accounts: $250           $250
                                                              .    dollar cost         .    dollar cost averaging:
                                                                   averaging: $500          $500 to open
                                                                   to open

Initial Sales Charge            Class A:  5.75%               Class  A:  5.75%         Class  A:  5.75%
(as a percentage of             Class B:  None                Class B:  None           Class B:  None
offering price)                 Class C:  None                Class II:  1.00%         Class II:  1.00%
                                Class I:  None                Class I:  None (a)       Class I:  None (a)
                                Purchases over $1 million     Initial sales charge     Initial sales charge is
                                are sold without an initial   is waived for certain    waived for certain investors
                                sales charge                  investors

Deferred Sales Charge           Class A:  Purchases of        Class A:  Purchases of   Class A:  Purchases of Class
                                shares worth over $1          Class A shares over $1   A shares over $1 million
                                million that are sold         million that are         that are redeemed within a
                                without an initial sales      redeemed within a        certain period of time are
                                charge and redeemed           certain period of time   subject to a CDSC (1% for

Purchase, Redemption                                                SunAmerica
and Exchange Features              NAF Acquired Funds             Acquired Fund             Acquiring Fund
---------------------              ------------------             -------------             --------------
                                within 1 year are subject     are subject to a CDSC    redemptions within one year
                                to a 1% CDSC at redemption.   (1% for redemptions      of purchase and 0.50% for
                                                              within one year of       redemptions after the first
                                                              purchase and 0.50% for   year and within the second
                                                              redemptions after the    year of purchase).
                                                              first year and within
                                                              the second year of
                                                              purchase).

                                Class B:  Shares redeemed     Class B:  Shares         Class B:  Shares redeemed
                                within 6 years are subject    redeemed within 6        within 6 years are subject
                                to a CDSC.(b)(c)              years are subject to a   to a CDSC.  (b)(c)
                                                              CDSC. (b)(c)

                                Class C:  Shares redeemed     Class II:  Shares        Class II:  Shares redeemed
                                within one year are subject   redeemed within 18       within 18 months after
                                to a 1% CDSC(c).              months after purchase    purchase are subject to a 1%
                                                              are subject to a 1%      CDSC.  (c)
                                                              CDSC.  (c)
                                Institutional Class I:  None                           Class I:  None

Purchases                       By mail (check), wire or      By mail (check), wire    By mail (check), wire or
                                through broker-dealers        or through a broker or   through a broker or
                                                              financial advisor        financial advisor

Redemption                      Class A, B and C:  By mail,   By mail, wire (any       By mail, wire (any amount
                                wire (if a minimum of         amount for requests by   for requests by mail and
                                $1,000), telephone or         mail and less than       less than $100,000 for
                                through broker-dealers        $100,000 for requests    requests by telephone),
                                                              by telephone),           telephone (for amounts
                                                              telephone (for amounts   lass than $100,000) or
                                                              less than $100,000) or   through a broker or
                                                              through a broker or      financial advisor
                                                              financial advisor

                                Institutional Class I:                                 Class I: contact the
                                contact the financial                                  financial intermediary or
                                intermediary or other                                  other organization from whom
                                organization from whom                                 shares were purchased
                                shares were purchased

Conversion                      Class B shares                Class B shares           Class B shares automatically
                                automatically convert into    automatically convert    convert into Class A shares
                                Class A shares eight years    into Class A shares      approximately eight years
                                after purchase                approximately eight      after purchase
                                                              years after purchase

Exchanges                       Shares of an NAF Acquired     Shares of the            Shares of an Acquiring Fund
                                Fund may be exchanged for     SunAmerica Acquired      may be exchanged for shares
                                shares of the same class      Fund may be exchanged    of the same class of any
                                of any other NAF Acquired     for shares of the same   other fund distributed by
                                Fund or other series of       class of any other fund  SACS
                                North American Funds          distributed by SACS

Purchase, Redemption                                                SunAmerica
and Exchange Features              NAF Acquired Funds             Acquired Fund             Acquiring Fund
---------------------              ------------------             -------------             --------------
                                For Institutional Class I
                                shares, all or part of an
                                existing plan balance may
                                be exchanged from one
                                investment option to
                                another if permitted by an
                                employer retirement plan.

                              __________________

(a) Although not currently offered by the Acquiring Fund, Class I shares will be offered by the Combined Fund upon consummation of the Reorganizations.

(b) The CDSC of Class B shares of the Acquiring Fund is either the same as or less than the CDSC relating to Class B shares of the NAF Acquired Fund. The CDCS of Class B shares of the Acquired Fund is the same as the CDSC of the SunAmerica Acquired Fund. The table below sets forth the schedule of Class B CDSC for all Funds.

                                                 CDSC on shares being sold
                                       -------------------------------------------------------
              Years after Purchase     NAF Acquired Funds     SunAmerica        Acquiring Fund
              --------------------     ------------------     ----------        --------------
                                                             Acquired Fund
                                                             -------------
              1/st/ year                       5.00%               5.00%               5.00%
              2/nd/ year                       5.00%               4.00%               4.00%
              3/rd/ year                       4.00%               3.00%               3.00%
              4/th/ year                       3.00%               3.00%               3.00%
              5/th/ year                       2.00%               2.00%               2.00%
              6/th/ year                       1.00%               1.00%               1.00%
              7/th/ year and thereafter        None                None               None

(c) The CDSC schedules applicable to Class B and Class C shares of a NAF Acquired Fund will continue to apply to the Corresponding Shares received in the Reorganization by shareholders of the Combined Fund who were shareholders of the respective Acquired Fund as of the date of the closing of such Reorganization (even if you exchange your shares for shares of another fund distributed by SACS). Each CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. Future purchases of Class A, Class B or Class II Shares of the Acquiring Fund will be subject to the CDSC schedule applicable to the Acquiring Fund. There is no CDSC on Acquiring Fund shares that are purchased through reinvestment of dividends. In the case of a partial redemption of Acquiring Fund shares, those shares in the shareholder's account that are not subject to a CDSC will be sold first. If there are not enough of these shares available, shares that have the lowest CDSC will be sold next.

     Dividend Distribution and Account Policies
     ------------------------------------------

     The following is a summary of the dividend distribution and account policies of each of the Funds and is qualified in its entirety by the more complete information contained in the Acquired Funds Prospectuses, Acquiring Fund Prospectus, Acquired Funds Statements and Acquiring Fund Statement.

     Valuation of Fund Shares. The net asset value per share for each Fund and class is determined once daily as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern time) by dividing the net assets (the value of all assets less liabilities) of each class by the number of its shares outstanding. See Purchase, Redemption and Pricing

-- Determination of Net Asset Value in the NAF Acquired Funds Statement, Determination of Net Asset Value in the SunAmerica Acquired Fund and Acquiring Fund Statements.

     Buy and Sell Prices. When you buy shares of a Fund, you pay the net asset value plus any applicable sales charges. When you sell shares of a Fund, you receive the net asset value minus any applicable CDSCs.

     Dividends. Each Fund declares and pays capital gains and income dividends, if any, annually. See Pricing of Fund Shares in the Acquired Funds Prospectus and Dividends, Distributions and Taxes -- Dividends and Distributions in the SunAmerica Acquired Fund Statement and the Acquiring Fund Statement.

     Dividend Reinvestments. The policy relating to dividend reinvestments is substantially the same for all Funds. Unless cash payment is requested (and such payment is more than $10 in the case of the SunAmerica Acquired Fund and Acquiring Fund), all dividends and distributions, if any, will be reinvested. Alternatively, in the case of the Acquiring Fund, dividends and distributions may be reinvested in any fund distributed by SACS. See Pricing of Fund Shares in the NAF Acquired Funds Prospectus and Dividends, Distributions and Taxes -- Dividends and Distributions in the SunAmerica Acquired Fund and Acquiring Fund Statements.

     Redemptions-in-kind. Each Acquired Fund reserves the right to pay redemption proceeds in whole or in part by a distribution "in kind" of securities held by the Acquired Fund, subject to the limitation that each Acquired Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Acquired Fund during any 90-day period for any one account. The Acquiring Fund is not subject to this limitation and therefore may pay redemption proceeds by a distribution "in kind" of securities, if it determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of redemption proceeds wholly or partly in cash. See Purchase Redemption and Pricing -- Redemption in Kind in the NAF Acquired Funds Statement and Additional Information Regarding Redemption of Shares in the SunAmerica Acquired Fund and Acquiring Fund Statements.

     Payment Following Redemption. Each Fund will normally send the proceeds from a redemption (less any applicable CDSC) on the next business day, but may delay payment for up to seven days. Payment may be delayed if the shares to be redeemed were purchased by a check that has not cleared. During periods of extreme volatility or market crisis, each Fund may temporarily suspend the right to redemption and may postpone the payment of proceeds, as allowed by the federal securities laws. See Shareholder Account Information -- Transaction Policies and Additional Information Regarding Redemption of Shares in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses and Statements, respectively, and Section III: Investing in the North American Funds and Purchase, Redemption and Pricing -- Payment for the Shares Presented in the NAF Acquired Funds Prospectus and NAF Acquired Funds Statement, respectively.

     Programs that Reduce Sales Charges. Each of the Funds offer programs pursuant to which shareholders pay reduced sales charges. With respect to the SunAmerica Acquired Fund and Acquiring Fund, these programs are only applicable to purchases of Class A shares. Under the "Rights of Accumulation program," a shareholder pays the sales charge applicable to the shareholder's total account balance in all classes of shares. Under a "Letter of Intent" (or statement of intention), a shareholder agrees to invest a certain amount over 13 months and will pay the sales charge based on the shareholder's goal. In addition, the SunAmerica Acquired Fund and Acquiring Fund also offer reduced sales charges for group purchases, pursuant to which members of qualified groups may purchase Class A shares of the SunAmerica Acquired Fund and Acquiring Fund under the Rights of Accumulation program described above. The SunAmerica Acquired Fund and Acquiring Fund also offers a Combined Purchase Privilege, pursuant to which certain persons may qualify for sales charge reductions or elimination by combining purchases of Acquiring Fund shares into a single transaction. See
Section III: Investing in the North American Funds in the NAF Acquired Funds Prospectuses and Additional Information Regarding Purchase of Shares in the SunAmerica Acquiring Fund and Acquiring Fund Statements for more information regarding these programs.

     Reinstatement Privileges. Each of the Funds offers a reinstatement privilege. In the case of the NAF Acquired Funds, if a shareholder redeems Class A shares (under $1 million) and reinvests within 90 days, the shareholder will not have to pay a sales charge. If a shareholder redeems Class A shares over $1 million, or Class B or Class C shares and pays a CDSC and then reinvests within 90 days, the shareholder's account will be credited the amount of the CDSC. In the case of the SunAmerica Acquired Fund and Acquiring Fund, a shareholder may redeem shares of the Fund and within one year after the sale invest some or all of the proceeds in the same share class of the same Fund without a sales charge. A shareholder may use the reinstatement privilege only one time after redeeming such shares. If a shareholder paid a CDSC on the redemption of his or her shares, the shareholder's account will be credited with the dollar amount of the CDSC at the time of redemption. See Account Services in the NAF Acquired Funds Prospectus relating to Class A, Class B, and Class C shares and Shareholder Account Information in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses for more information regarding this privilege.

     Other Shareholder Services. Each of the Acquired Funds and the Acquiring Fund offers other shareholder services which are similar, although not identical, such as automatic investment plans and systematic withdrawal plans. In addition, Anchor National Life Insurance Company offers an Asset Protection Plan to certain investors in the SunAmerica Acquired Fund and Acquiring Fund, which provides for benefits payable at death that relate to the amounts paid to purchase Acquiring Fund shares (and not subsequently redeemed prior to death) and to the value of Acquiring Fund shares held for the benefit of insured persons. Anchor National Life Insurance company charges a premium for this coverage. For additional information regarding these additional shareholder services, see Account Services in the NAF Acquired Funds Prospectuses and Shareholder Account Information and Additional Information Regarding Purchase of Shares in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses and Statements, respectively.

     Small Accounts. The NAF Acquired Funds require that you maintain a minimum account balance of $500, or $50 for retirement plans and other automatic investing programs. The Sun America Acquired Fund and Acquiring Fund require that you maintain a minimum account balance of $500, or $250 for retirement plan accounts. If your account with the SunAmerica Acquired Fund or Acquiring Fund falls below the minimum requirement due to withdrawals, you may be asked to purchase more shares within 60 days. If you do not take action, the Fund may close out your account and mail you the proceeds. Alternatively, you may be charged a $2.00 monthly charge to maintain your account with the SunAmerica Acquired Fund or Acquiring Fund. Your account with the SunAmerica Acquired Fund or Acquiring Fund will not be closed if its drop in value is due to performance of the Sun America Acquired Fund or Acquiring Fund or the effects of sales charges.

     Performance

     General
     -------

     The following tables provide performance information for shares of the Funds for the periods indicated. Past performance is not indicative of future performance.

     Performance information of the SunAmerica International Equity Portfolio will survive after the Reorganizations and will be the performance history of the Acquiring Fund. Accordingly, we present the performance comparison shown below. Additionally, important information about the SunAmerica International Equity Portfolio is also contained in management's discussion of the SunAmerica International Equity Portfolio's performance contained in the Annual Report to shareholders of SunAmerica Style Select for the year ended October 30, 2000, which accompanies this Proxy Statement and Prospectus.

     Average annual total return is determined separately for each Class in accordance with a formula specified by the Commission. Average annual total return is computed by finding the average annual compounded rates of return for the 1-, 5-, and 10-year periods or for the lesser included periods of effectiveness. The calculation assumes that:

     (a) The maximum sales load (i.e., either the front-end sales load or the CDSC that would be applicable to a complete redemption of the investment at the end of the specified period) is deducted from the initial $1,000 purchase payment;

     (b)  All dividends and distributions are reinvested at net asset value; and

     (c) Complete redemption occurs at the end of the 1-, 5-, or 10-year periods or fractional portion thereof with all nonrecurring charges deducted accordingly.

                         Average Annual Total Returns
                        (Periods Ending June 30, 2001)
                        ------------------------------

                            NAF Global Equity Fund*
                            ----------------------

                                Class A         Class B        Class C
                                -------         -------        -------
           Year to Date        -22.99%         -22.66%        -19.33%

             One Year           -37.12%         -37.06%        -34.36%

            Three Year          -18.39%         -18.37%        -17.23%

             Five Year           -5.08%         -4.88%          -4.47

             Ten Year             N/A             N/A            2.26

          Since Inception        -2.01%         -1.75%           2.26%
                                 (since         (since         (since
                                 4/1/94)        4/1/94)       11/1/90)


                         NAF International Equity Fund*
                         -----------------------------

                                Class A        Class B       Class C
                                -------        -------       -------
             Year to Date       -17.10%        -16.77%       -13.29%

              One Year          -25.07%        -25.10%       -22.10%

             Three Year          -4.87%         -4.97%        -3.80%

              Five Year           0.53%          0.62%         0.96%

              Ten Year            N/A            N/A           N/A

                Since             2.42%          2.73%         2.68%
              Inception          (since         (since        (since
                                 1/1/95)        1/9/95)       1/1/95)
             Class I Since      -21.95%          N/A           N/A
               Inception
               (7/10/00)
             Class I Year       -12.07%          N/A           N/A
                to Date

                       NAF International Small Cap Fund*
                       --------------------------------

                                Class A          Class B         Class C
                                -------          -------         -------
           Year to Date         -27.19%          -26.88%         -23.77%

             One Year           -43.35%          -43.42%         -41.05%

            Three Year           -3.27%           -3.47%          -2.06%

             Five Year            2.36%            2.41%           2.84%

             Ten Year              N/A              N/A            N/A

          Since Inception         3.66%            3.87%           4.09%
                             (since 3/4/96)   (since 3/4/96)   (since 3/4/96)



                   SunAmerica International Equity Portfolio**
                   -----------------------------------------
                                Class A        Class B       Class II
                                -------        -------       --------
             Year to Date       -22.94%        -22.56%        -20.11%

               One Year         -34.40%        -34.36%        -32.28

              Three Year         -7.37%         -7.11%         -6.47%

               Five Year          N/A            N/A            N/A

               Ten Year           N/A            N/A            N/A

            Since Inception      -2.58%         -2.45%         -2.52%
                                 (since        (since         (since
                                11/19/96)     11/19/96)      11/19/96)

* AGAM waived certain fees. Absent such waivers, the returns for the Funds shown above would be lower. ** SAAMCo waived certain fees. Absent such waivers, the returns for the Fund shown above would be lower.


         Shareholder Rights

         Shareholder rights are the same in all of the Funds. Each full share and fractional share of a Fund entitles the shareholder to receive a proportional interest in the respective Fund's capital gain distributions and cast one vote per share on certain Fund matters, including the election of directors, changes in fundamental policies, or approval of changes in the Fund's investment advisory agreement. Corresponding Shares issued in the Reorganization will be fully paid and nonassessable and will have no preemptive rights. In the event of the liquidation of a Fund, shareholders of such Fund are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

         The Funds are not required to hold annual meetings and do not intend to do so except when certain matters, such as a change in a Fund's fundamental policies, are to be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting if they wish, for the purpose of voting on the removal of any Fund trustee.

         Tax Information

         The tax consequences associated with an investment in shares of an Acquired Fund are substantially the same as the tax consequences associated with an investment in shares of the Acquiring Fund. See Taxes in the NAF Acquired Funds Prospectuses and Dividend, Distribution and Account Policies in the SunAmerica Acquired Fund and Acquiring Fund Prospectuses.

         Portfolio Transactions

         The procedures for engaging in portfolio transactions are generally the same for the Acquired Funds and the Acquiring Funds. Each of the NAF Acquired Funds' Subadvisers and AIGGIC may consider the nature and extent of research services provided when brokers are selected and may cause a Fund to pay such broker-dealer's commissions that exceed those that other broker-dealers may have charged, if in their view the commissions are reasonable in relation to the value of the brokerage and/or research services provided.

         Portfolio Turnover

         None of the Funds has placed a limit on its portfolio turnover and portfolio changes are made when the Fund's investment adviser (or subadviser) believes they are advisable, usually without reference to the length of time that a security has been held.

         Additional Information

         Independent Auditors
         --------------------

         Currently ______________ serves as the independent auditors of the Acquired Funds and ____________ serves as the independent auditors of the Acquiring Fund. If the Reorganizations are completed, it is currently anticipated that ______________ will serve as the independent auditors of the Combined Fund. The principal business addresses of ____________ is 1177 Avenue of the Americas, New York, New York 10036. The principal business address of _____________ is 787 Seventh Avenue, New York, New York 10019.

         Custodian
         ---------

         State Street acts as the custodian of the assets of the Acquired Funds and Acquiring Fund. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the custodian of the Combined Fund. The principal business address of State Street is 1776 Heritage Drive, North Quincy, Massachusetts 02171.

         Transfer Agent
         --------------

         Boston Financial Data Services, Inc., 66 Brooks Drive, Braintree, Massachusetts 02184 serves as the transfer agent with respect to each NAF Acquired Fund. State Street, 1776 Heritage Drive, North Quincy, MA 02171 serves as the transfer agent with respect to the SunAmerica Acquired Fund and the Acquiring Fund. Transfer agent functions are performed for State Street by National Financial Data Services, P.O. Box 219572, Kansas City, MO 64121-5972, an affiliate of State Street. Each transfer agent is responsible for the issuance, transfer and redemption of shares and the opening, maintenance and servicing of shareholder accounts for the respective Fund. If the Reorganizations are completed, it is currently anticipated that State Street will continue to serve as the transfer agent of the Combined Fund.

         Capital Stock
         -------------

         Each NAF Acquired Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.001 per share, divided into four classes designated Class A, Class B, Class C and Class I. The SunAmerica Acquired Fund is authorized to issue 1,000,000,000 shares of common stock, par value $0.0001 per share, divided into three classes, designated Class A, Class B and Class II. The Acquiring Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, par value $0.01 per share, divided into four classes, designated Class A, Class B, Class II and Class I. See -- Shareholder Rights above and Capital Stock in the North American Funds Statement and Description of Shares in the SunAmerica Acquired Fund and Acquiring Funds Statements for further discussion of the rights and preferences attributable to shares of each Acquired Fund and the Acquiring Fund. See Summary -- Fee Tables above and Section II: Fees and Expenses (in the case of Class A, Class B and Class C shares) and Section II: Fees and Expenses of the North American Funds -- Institutional Class I Shares (in the case of Institutional Class I shares) in the NAF Acquired Funds Prospectuses,

Fund Highlights -- What are the Fund's Expenses? in the SunAmerica Acquired Fund and Acquiring Fund Prospectus and for further discussion on the expenses attributable to shares of the NAF Acquired Funds, SunAmerica Acquired Fund and the Acquiring Fund, respectively. See -- Terms of the Plans -- Issuance and Distribution of Corresponding Shares for a description of the classes of Corresponding Shares to be issued in the Reorganizations.

         Each of North American Funds and SunAmerica Equity Funds is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for its obligations. However, the Declaration of Trust of each of North American Funds and SunAmerica Equity Funds contains an express disclaimer of shareholder liability for acts or obligations of each NAF Acquired Fund and Acquiring Fund, respectively, and provides for indemnification and reimbursement of expenses out of that Fund's property for any shareholder held personally liable for the obligations of that Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Funds themselves would be unable to meet their obligations. Given the above limitations on shareholder personal liability and the nature of the Funds' assets and operations, the possibility that a Fund would be unable to meet its obligations is remote and both North American Funds and SunAmerica Equity Funds believe that the risk of personal liability to shareholders is therefore also remote. SunAmerica Style Select is a corporation organized under Maryland law. In contrast to the laws governing Massachusetts business trusts as described above, there is no provision under Maryland law governing corporations providing for shareholder liability for obligations of a corporation.

         Shareholder Inquiries
         ---------------------

         Shareholder inquiries with respect to the NAF Acquired Funds may be addressed to each NAF Acquired Fund at 286 Congress Street, Boston, Massachusetts 02210 or by calling toll free 1-800-872-8037. Shareholder inquiries with respect to the SunAmerica Acquired Fund and the Acquiring Fund may be addressed to the respective Fund at The SunAmerica Center, 733 Third Avenue, New York, NY 10017-3204 or by calling toll free 1-800-858-8850.

                              THE REORGANIZATIONS

         General

         Under each Plan, the Acquiring Fund will acquire substantially all of the assets, and assume substantially all of the liabilities, of the Acquired Fund solely in exchange for an equal aggregate value of Corresponding Shares of the Acquiring Fund. Upon receipt by an Acquired Fund of Corresponding Shares, the Acquired Fund will distribute such Corresponding Shares to its shareholders, as described below. All issued and outstanding shares of the Acquired Funds will be cancelled, and each NAF Acquired Fund's and the SunAmerica Acquired Fund's existence as a separate investment portfolio of North American Funds and SunAmerica Style Select, respectively, will be terminated as soon as practicable following consummation of the Reorganizations.

         Generally, the assets transferred by an Acquired Fund to the Acquiring Fund will include all investments of such Acquired Fund held in its portfolio as of the Valuation Time (as defined in the Plans) and all other assets of such Acquired Fund as of such time.

         In the course of each Reorganization, each holder, if any, of Class A, Class B, Class C/Class II and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the Acquiring Fund. No sales charges will be imposed on the Corresponding Shares issued in connection with the Reorganizations.

         Each Acquired Fund will distribute the Corresponding Shares received by it in connection with its Reorganization pro rata to its shareholders in exchange for such shareholders' proportional interests in such Acquired Fund. The Corresponding Shares received by an Acquired Fund's shareholders will have the same aggregate net asset value as each such shareholder's interest in such Acquired Fund as of the Valuation Time. See

-- Terms of the Plans -- Valuation of Assets and Liabilities for information concerning the calculation of net asset value.

         The Corresponding Shares will be issued at net asset value in exchange for the net assets of an Acquired Fund having a value equal to the aggregate net asset value of the shares of such Acquired Fund as of the Valuation Time. Thus, the Reorganizations should not result in dilution of the net asset value of the Acquired Funds or the Acquiring Fund immediately following consummation of the Reorganizations. However, as a result of the Reorganizations, a shareholder of an Acquired Fund would hold a smaller percentage of ownership in the Combined Fund than he or she did in the Acquired Fund prior to the Reorganizations. In addition, a shareholder of an Acquired Fund will end up with a different number of shares compared to what he or she originally held, but the total dollar value of shares held will remain the same.

         If the shareholders of the Acquired Funds approve the Reorganizations at the Meeting, all required regulatory approvals are obtained, and certain conditions are either met or waived, it is expected that the Reorganizations will take place during the fourth calendar quarter of 2001. One Reorganization is not dependent on the consummation of any other Reorganization. If a NAF Acquired Fund's or the SunAmerica Acquired Fund's shareholders do not approve the respective Reorganization, the NAF Board and SunAmerica Style Select Board, respectively, will consider other possible courses of action which may be in the best interests of shareholders.

         Terms of the Plans

         The following is a summary of the significant terms of the Plans. This summary is qualified in its entirety by reference to the Plans, forms of which are attached hereto as Exhibits II and III.

         Valuation of Assets and Liabilities
         -----------------------------------

         The respective assets and liabilities of the Acquired Funds and the Acquiring Fund will be valued as of the Valuation Time. The assets in each Fund will be valued according to the procedures set forth under Transaction Policies
- Valuation of Shares and Determination of Net Asset Value in the Acquiring Fund Prospectus and the Acquiring Funds Statement, respectively. Purchase orders for an Acquired Fund's shares which have not been confirmed as of the Valuation Time will be treated as assets of such Acquired Fund for purposes of the Reorganization; redemption requests with respect to an Acquired Fund's shares which have not settled as of the Valuation Time will be treated as liabilities of such Acquired Fund for purposes of the respective Reorganization.

         Issuance and Distribution of Corresponding Shares
         -------------------------------------------------

         On the next full business day following the Valuation Time (the "Closing Date"), the Acquiring Fund will issue to the respective Acquired Fund a number of full and fractional Corresponding Shares the aggregate net asset value of which will equal the aggregate net asset value of shares of such Acquired Fund as of the Valuation Time. Such Acquired Fund will then distribute the Corresponding Shares received by it pro rata to its shareholders of record as of the Valuation Time in exchange for such shareholders' proportional interests in such Acquired Fund. Such issuance and distribution will be done as follows: each holder, if any, of Class A, Class B, Class C/Class II and Institutional Class I shares of an Acquired Fund will receive Class A, Class B, Class II and Class I Corresponding Shares, respectively, of the Acquiring Fund. The Corresponding Shares received by an Acquired Fund's shareholder will have the same aggregate net asset value as such shareholder's interest in such Acquired Fund as of the Valuation Time.

         Expenses
         --------

         All costs of the Reorganization will be borne by AIG or an affiliate thereof, regardless of whether the Reorganizations are consummated. No portion of the expenses of the Reorganizations will be borne directly or indirectly by the Funds or their shareholders.

         Required Approvals
         ------------------

         The completion of each Reorganization is conditioned upon, among other things, the receipt of certain regulatory approvals.

         The Declaration of Trust of North American Funds (as amended to date) requires approval of each Reorganization by the affirmative vote of the respective NAF Acquired Fund's shareholders representing no less than a majority of the total number of outstanding voting securities of that Fund, voting together as a single class, cast at a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of
(i) more than 50% of the outstanding shares of the applicable Acquired Fund and
(ii) 67% or more of the shares of that Acquired Fund represented at the Meeting if more than 50% of such shares are represented.

         As to the SunAmerica Acquired Fund, the Reorganization must be approved by a majority of the total number of shares of the Fund outstanding and entitled to vote on the Reorganization.

         Amendments and Conditions
         -------------------------

         The Plans may be amended at any time prior to the Closing Date with respect to any of the terms therein. The obligations of each Acquired Fund and the Acquiring Fund pursuant to the respective Plan are subject to various conditions, including the requisite approval of the respective Reorganization by such Acquired Fund's shareholders, and the receipt of an opinion of counsel as to tax matters and the confirmation by the respective Acquired Fund and Acquiring Fund of the continuing accuracy of their respective representations and warranties contained in such Plan.

         Termination, Postponement and Waivers
         -------------------------------------

         Each Plan may be terminated, and the respective Reorganization abandoned at any time, whether before or after adoption thereof by the respective Acquired Fund's shareholders, prior to the Closing Date or the Closing Date may be postponed: (i) by mutual agreement of the NAF Board or SunAmerica Style Select Board and the SunAmerica Equity Board; (ii) by an Acquired Fund if any condition to such Acquired Fund's obligations has not been fulfilled or waived; or (iii) by the Acquiring Fund if any condition to such Acquiring Fund's obligations has not been fulfilled or waived.

         NAF Board Considerations: Potential Benefits to Shareholders as a Result of the Reorganizations

         In approving the Reorganizations, based upon its evaluation of all relevant information, and after meeting with counsel to the NAF Independent Trustees regarding the legal issues involved, the NAF Board considered that, following each Reorganization, shareholders of a NAF Acquired Fund will remain invested in a mutual fund which has a similar, though not identical, investment objective and investment techniques. In addition, the NAF Board considered the following, among other things:

     .   The terms and conditions of the Reorganizations.

     . The fact that the Acquiring Fund will assume substantially all the liabilities of the respective Acquired Fund.

     . The comparative performance records of the NAF Acquired Funds and the SunAmerica International Equity Portfolio (to which the Acquiring Fund is intended to be a successor).

     . The gross and net expense ratios of the NAF Acquired Funds and the Acquiring Fund before the Reorganizations and the estimated expense ratios of the Combined Fund on a pro forma basis after the Reorganizations.

     . The relative rates of advisory fees payable by the NAF Acquired Funds and the Acquiring Fund.

     . The fact that the Reorganizations would not result in dilution of NAF Acquired Fund shareholders' interests.

     . The fact that AGAM has agreed to waive fees or reimburse expenses for the NAF Acquired Funds, but there is no assurance that the current fee waivers and expense reimbursements would continue after February 28, 2002.

     . The fact that SAAMCo has contractually agreed to waive fees or reimburse expenses for the Acquiring Fund.

     . The investment experience, expertise and resources of SAAMCo and other service providers to the Acquiring Fund in the areas of distribution, investment, and shareholder services.

     . The service and distribution resources available to the Acquiring Fund and compatibility of the Funds' service features available to shareholders.

     . The fact that each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

     . The fact that AIG or an affiliate thereof will bear all expenses relating to the Reorganizations.

     . The effect of the Reorganizations on NAF Acquired Fund shareholders and the value of their interests.

     . Alternatives available to NAF Acquired Fund shareholders, including the ability to redeem their shares.

         The NAF Board also identified and considered certain potential benefits to shareholders that are likely to result from the Reorganizations. An advantage to shareholders identified by the NAF Board relates to the potential for reduced operating expenses over time due to economies of scale expected after the Reorganization since the net assets of the Acquiring Fund will include the amount of the net assets of each of the respective Acquired Funds at the time of the Reorganization. See Proposal No. 2 (a) - (b): Approval of the Plans -- Comparison of the Funds -- Management Arrangements -- Comparison of Management and Administrative Arrangements and Fees -- Comparison of the New NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement.

         The NAF Board considered that certain fixed costs, such as printing of prospectuses and reports sent to shareholders, legal and audit fees, and registration fees would be spread across a larger asset base. This would tend to lower the expense ratio borne by shareholders of each NAF Acquired Fund. It is also expected that since the asset base of the NAF Acquired Funds will grow due, in part, to SunAmerica's substantial distribution channels, the expense ratio borne by shareholders of the NAF Acquired Funds would tend to be lower over time as well. To illustrate potential benefits to the NAF Acquired Funds as a result of the Reorganizations, including potential economies of scale, see the total and net operating expenses, as a percentage of net assets, for the NAF Acquired Funds as of March 31, 2001, and the total and net operating expenses, as a percentage of net assets, for the Combined Fund, on a pro forma basis, assuming the Reorganizations had been completed as of such date under Fee Tables above. In addition, because SunAmerica has broad distribution channels, it is also possible that the asset base for the Combined Fund will increase over the long term, which would tend to result in a lower overall operating expense ratio. Of course, there is no guarantee that such an increase in asset base would in fact occur.

         Although the pro forma expenses of the Acquiring Fund are higher than those of the NAF International Equity Fund, this is after taking into account certain fee waivers and expense reimbursements that are in place through February 28, 2002. There can be no assurance that AGAM would continue with these waivers and reimbursements past that date.

         AGAM is contractually obligated to provide the fee reductions and expense reimbursements referenced in the above table through February 28, 2002. If shareholders do not approve the Reorganizations, each NAF Acquired Fund will continue with its current fee structure except that there is no assurance that AGAM would continue to provide such fee reductions and reimbursements past this date. If shareholders approve the Reorganizations, the Combined Fund expense structure will apply.

         Based on the foregoing, together with other factors and information considered to be relevant, and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the NAF Board concluded that the Reorganizations present no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In connection with the approval of the Reorganizations, the NAF Board also approved directed brokerage arrangements with certain brokers to reduce the costs that might otherwise be incurred to align the portfolios of each of the NAF Acquired Funds with that of the Acquiring Fund to facilitate a smooth transition upon consummation of the Reorganization. Because the NAF Acquired Funds and Acquiring Fund have substantially similar investment objectives and similar investment strategies, it is not anticipated that the securities held by a NAF Acquired Fund will be sold in significant amounts in order to comply with the policies and investment policies of the Acquiring Fund in connection with the Reorganizations. The NAF Acquired Funds will not dispose of assets to an extent or in a manner that would jeopardize the tax-free nature of the Reorganizations under the Code. However, the disposition of assets by a NAF Acquired Fund may result in the realization of taxable gains or losses by NAF Acquired Fund shareholders.

         In approving the Reorganizations, the NAF Board, including all of the NAF Independent Trustees, determined that each Reorganization is in the best interests of the respective NAF Acquired Fund and its shareholders. In addition, since the Corresponding Shares of the Acquiring Fund will be issued at net asset value in exchange for the net assets of the respective NAF Acquired Fund having a value equal to the aggregate net asset value of the shares of the NAF Acquired Fund outstanding as of the Valuation Time (as defined herein), the net asset value per share of each Acquiring Fund should remain virtually unchanged solely as a result of the respective Reorganization. Thus, the NAF Board, including all of the Independent Trustees, also determined that the net asset value of the NAF Acquired Funds, and therefore the interests of the NAF Acquired Fund shareholders, would not be diluted as a result of the Reorganizations. Consequently, the NAF Board approved the Plans and directed that the Plans be submitted to the shareholders of each respective NAF Acquired Fund for approval.

         The Board of Trustees of North American Funds unanimously recommends that the shareholders of each NAF Acquired Fund approve the Plan.

     SunAmerica Style Select Board Considerations: Potential Benefits to
                Shareholders as a Result of the Reorganization

         In approving the Reorganization, based upon their evaluation of all relevant information, the SunAmerica Style Select Board identified and considered certain potential benefits to Shareholders that are likely to result from the Reorganization. The SunAmerica Style Select Board also considered that because the New SunAmerica International Equity Fund is intended to be a successor to the SunAmerica International Equity Portfolio, shareholders will remain invested in a mutual fund with a similar investment objective and investment techniques. In connection with their consideration of the Reorganization with the three NAF Acquired Funds, the SunAmerica Style Select Board also reviewed the SunAmerica Acquired Fund's subadvisory arrangements. The Board determined that it would be in the best interests of SunAmerica Acquired Fund shareholders to terminate the Fund's current subadvisory arrangements with its two unaffiliated subadvisers and determined that the Fund would be more appropriate as a single adviser fund, rather than a multi-managed fund. Therefore, as of September 1, 2001, SAAMCo assumed responsibility for day-to-day portfolio management of the Fund. The Acquiring Fund will be managed by SAAMCo and AIGGIC, an affiliate of SAAMCo. The Board reviewed an analysis of the performance records AIGGIC and its investment capabilities. SAAMCo has available to it the resources of AIGGIC. In addition, the SunAmerica Style Select Board considered the following, among other things:

     .    The terms and conditions of the Reorganization.

     . The gross and net expense ratios of the SunAmerica International Equity Portfolio before the Reorganization and the estimated expense ratios of the Combined Fund on a pro forma basis after the Reorganization.

     .    The lower rate of advisory fees payable by the Combined Fund.

     . The fact that the Reorganization would not result in dilution of shareholders' interests.

     . SAAMCo has contractually agreed to waive fees or reimburse expenses for the Acquiring Fund.

     .    SAAMCo will continue to be the Acquiring Fund's adviser.

     . The investment experience, expertise and resources of AIGGIC which will provide subadvisory services.

     . The other service providers will continue in the areas of distribution, investment, and shareholder services.

     . The Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under the Code.

     . AIG or an affiliate thereof will bear all expenses relating to the Reorganizations.

          The SunAmerica Style Select Board also identified and considered that both the advisory fees and the total operating expenses of the SunAmerica Acquired Fund are expected to decrease following the Reorganization. The SunAmerica Style Select Board considered the potential for further reduced operating expenses over time due to economies of scale, since the net assets of the Acquiring Fund will include not only the net assets of the SunAmerica Acquired Fund but also the amount of the net assets of each of the NAF Acquired Funds (assuming shareholder approval). See Proposal No. 2 (a) - (b): Approval of the Plans--Comparison of the Funds -- Management Arrangements -- Comparison of Management and Administrative Arrangements and Fees -- Comparison of the New NAF Investment Advisory Agreement and SunAmerica Investment Advisory Agreement. The SunAmerica Style Select Board considered that certain fixed costs, such as printing of prospectuses and reports sent to shareholders, legal and audit fees, and registration fees would be spread across a larger asset base. This would tend to lower the expense ratio borne by shareholders of the Fund. To illustrate potential benefits to the Fund as a result of the Reorganization, including potential economies of scale, see the total and net operating expenses, as a percentage of net assets, for the Fund as of March 31, 2001, and the total and net operating expenses, as a percentage of net assets, for the Combined Fund, on a pro forma basis, assuming the Reorganization had been completed as of such date under Fee Tables above.

          Based on the foregoing, together with other factors and information considered to be relevant and recognizing that there can be no assurance that any operating efficiencies or other benefits will in fact be realized, the SunAmerica Style Select Board concluded that the Reorganization presents no significant risks or costs (including legal, accounting and administrative costs) that would outweigh the benefits discussed above. In connection with the approval of the Reorganizations, the SunAmerica Style Select Board also approved directed brokerage arrangements with certain brokers to reduce the costs that might otherwise be incurred to align the portfolio of the Fund with that of the Acquiring Fund to facilitate a smooth transition upon consummation of the Reorganization. Because the SunAmerica Acquired Fund and the Acquiring Fund have substantially similar investment objectives and identical investment strategies, it is not anticipated that the securities held by the Fund will be sold in significant amounts in order to comply with the policies and investment policies of the Acquiring Fund in connection with the Reorganization. The SunAmerica Acquired Fund will not dispose of assets to an extent or in a manner that would jeopardize the tax-free nature of the Reorganization under the Code. However, the disposition of assets by the Fund may result in the realization of taxable gains or losses by the Fund's shareholders.

     In approving the Reorganizations, the SunAmerica Style Select Board, including all of the SunAmerica Independent Directors, determined that the Reorganization is in the best interests of the SunAmerica Acquired Fund and its shareholders. In addition, the SunAmerica Board, including all of the SunAmerica Independent Directors, also determined that the interests of the shareholders of each SunAmerica Acquired Fund would not be diluted as a result of effecting the respective Reorganization, because each such shareholder will receive Corresponding Shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of his or her shares of the Acquired Fund outstanding as of the Valuation Time. Consequently, the SunAmerica Style Select Board approved the Plan and directed that the Plan be submitted to the shareholders of the SunAmerica Acquired Fund for approval.

     The Board of Directors of SunAmerica Style Select unanimously recommends that the shareholders of the SunAmerica International Equity Portfolio approve the Plan.

       NAF and SunAmerica Style Select Board Considerations: Potential
          Benefits to Shareholders as a Result of the Reorganization

     In connection with the Boards' considerations described above of the potential for reduced operating expenses over time due to economies of scale expected after the Reorganization, the table below sets forth the total net assets of each of the Acquired Funds, in each case as of April 30, 2001, as well as the net assets of the Combined Fund, on a pro forma basis, assuming the Reorganizations had been completed on such date. The Acquiring Fund is newly created and has not yet commenced operations; accordingly, it had no assets as of such date.

                               Total Net Assets
                             as of April 30, 2001

NAF Global Equity Fund               SunAmerica International Equity Fund        Pro Forma Combined Fund
  Class A       $ 6,020,969            Class A       N/A                           Class A       $ 56,920,066
  Class B       $ 5,858,867            Class B       N/A                           Class B       $ 67,505,698
  Class C       $12,607,863            Class II      N/A                           Class II      $ 40,282,280
       Total    $24,487,699                 Total    N/A                           Class I       $ 19,369,329
                                                                                        Total    $184,077,323
NAF International Equity Fund
  Class A       $ 9,488,858
  Class B       $14,225,983
  Class C       $ 3,772,697
  Institutional
  Class I       $19,392,021
       Total    $46,879,559

NAF International Small Cap Fund
  Class A       $ 4,974,607
  Class B       $ 8,182,070
  Class C       $ 6,050,312
       Total    $19,206,989

International Equity Portfolio
  Class A       $36,464,673
  Class B       $39,279,134
  Class C       $17,885,211

       Total    $93,629,018

     In addition to the potential economies of scale which may be realized through combination of the Funds, the NAF Board also considered the advantages of eliminating the competition and duplication of effort inherent in marketing funds having similar investment objectives.

     The SunAmerica Equity Board has also approved the Plans on behalf of the Acquiring Fund.

     Federal Income Tax Consequences of the Reorganizations

     General
     -------

     Each Reorganization has been structured with the intention that it qualify for Federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of each Reorganization, each of the Acquired Funds and the Acquiring Fund will receive an opinion of Shearman & Sterling, counsel to the SunAmerica Acquired Fund and Acquiring Fund, substantially to the effect that, among other things, for Federal income tax purposes, upon consummation of a Reorganization (i) no gain or loss will be recognized by an Acquired Fund or the Acquiring Fund as a result of its respective Reorganization, (ii) no gain or loss will be recognized by a shareholder of an Acquired Fund upon his or her receipt of Corresponding Shares in the respective Reorganization solely in exchange for his or her shares of such Acquired Fund, (iii) each Acquired Fund and the Acquiring Fund will be a "party to a reorganization," (iv) the holding period of the assets of the Acquired Funds by the Acquiring Fund will include the period during which such assets were held by the Acquired Fund, (v) the holding period for Corresponding Shares of an Acquiring Fund received by each shareholder of the respective Acquired Fund in exchange for its shares in Acquired Fund will include the period during which such shareholder held shares of the Acquired Fund (provided the Acquired Fund shares were held as capital assets on the date of the exchange), and (vi) immediately after a Reorganization, the tax basis of the Corresponding Shares received by shareholders of the respective Acquired Fund in the Reorganization will be equal, in the aggregate, to the tax basis of the shares of such Acquired Fund surrendered in exchange therefor. Shearman & Sterling's opinion will be based upon certain representations made by the parties to the Reorganizations.

     An opinion of counsel does not have the effect of a private letter ruling from the Internal Revenue Service ("IRS") and is not binding on the IRS or any court. If a Reorganization is consummated but fails to qualify as a reorganization within the meaning of Section 368 of the Code, the Reorganization would be treated as a taxable sale of assets followed by a taxable liquidation of the respective Acquired Fund and Acquired Fund shareholders would recognize a taxable gain or loss equal to the difference between their basis in the Acquired Fund shares and the fair market value of the Corresponding Shares received.

     To the extent an Acquired Fund has unrealized capital gains at the time of the Reorganization, all shareholders of the Acquiring Fund will share in unrealized capital gains of each of the Acquired Funds after the Reorganization and bear a tax consequence on the subsequent realization of such gains. Shareholders should consult their tax advisers regarding the effect of the Reorganizations in light of their individual circumstances. As the foregoing relates only to Federal income tax consequences, shareholders also should consult their tax advisers as to the foreign, state, local and other tax consequences of the Reorganizations.

     Status as a Regulated Investment Company
     ----------------------------------------

     All Acquired Funds have elected and qualified to be taxed as regulated investment companies under Sections 851-855 of the Code, and after the Reorganizations, the Acquiring Fund intends to operate so as to qualify as regulated investment companies. An Acquired Fund's existence as a separate investment portfolio of North American Funds or SunAmerica Style Select, will be terminated as soon as practicable following the consummation of the applicable Reorganization.

     Capitalization

     The following table sets forth the capitalization of each Acquired Fund as of April 30, 2001 and the capitalization of the Combined Fund, on a pro forma basis, as if the Reorganizations had occurred on that date. The capitalization of the Acquiring Fund will be the same as the Combined Fund upon the Reorganization. As a newly created series of SunAmerica Equity Funds, the New SunAmerica International Equity Fund had no assets as of such date.

                                                    CLASS A

                                                                                       SunAmerica
                                                                                       ----------
                         NAF Global Equity   NAF International   NAF International  International  Pro Forma Combined
                         -----------------   -----------------   -----------------  -------------  ------------------
                               Fund            Equity Fund        Small Cap Fund        Equity           Fund
                               ----            -----------        --------------        ------           ----
                                                                                       Portfolio
                                                                                       ---------
Total Net Assets           $ 6,020,969        $ 9,488,858        $ 4,974,607          $36,464,673        $56,920,066

Shares Outstanding             683,465          1,133,053            367,822            3,187,045          4,975,103

Net Asset Value            $      8.81        $      8.37        $     13.52          $     11.44        $     11.44
  Per Share
                                                    CLASS B

                                                                                       SunAmerica
                                                                                       ----------
                         NAF Global Equity   NAF International   NAF International  International  Pro Forma Combined
                         -----------------   -----------------   -----------------  -------------  ------------------
                               Fund            Equity Fund        Small Cap Fund        Equity           Fund
                               ----            -----------        --------------        ------           ----
                                                                                       Portfolio
                                                                                       ---------

Total Net Assets           $ 5,858,867        $14,225,983        $ 8,182,070          $39,279,134        $67,505,698

Shares Outstanding             684,919          1,734,548            635,049            3,546,279          6,093,803

Net Asset Value            $      8.55        $      8.20        $     12.88          $     11.08        $     11.08
  Per Share

                                                            CLASS C/II

                                                                                       SunAmerica
                                                                                       ----------
                         NAF Global Equity   NAF International   NAF International  International  Pro Forma Combined
                         -----------------   -----------------   -----------------  -------------  ------------------
                               Fund            Equity Fund        Small Cap Fund        Equity           Fund
                               ----            -----------        --------------        ------           ----
                                                                                       Portfolio
                                                                                       ---------

Total Net Assets           $12,607,863        $ 3,772,697        $ 6,050,312          $17,885,211        $40,282,280

Shares Outstanding           1,467,680            461,350            467,502            1,614,972          3,638,194

Net Asset Value            $      8.59        $      8.18        $     12.94          $     11.07        $     11.07
  Per Share
                                                              CLASS I
                                                                                       SunAmerica
                                                                                       ----------
                         NAF Global Equity   NAF International   NAF International  International  Pro Forma Combined
                         -----------------   -----------------   -----------------  -------------  ------------------
                               Fund            Equity Fund        Small Cap Fund        Equity           Fund
                               ----            -----------        --------------        ------           ----
                                                                                       Portfolio
                                                                                       ---------

Total Net Assets               N/A            $19,392,021             N/A                N/A             $19,369,329

Shares Outstanding             N/A              2,319,337             N/A                N/A               1,693,123

Net Asset Value                N/A            $      8.36             N/A                N/A             $     11.44
  Per Share

         The table set forth above should not be relied upon to reflect the number of shares to be received in the Reorganizations; the actual number of shares to be received will depend upon the net asset value and number of shares outstanding of each Fund at the time of the applicable Reorganization.

 IF YOU ARE A SUNAMERICA INTERNATIONAL EQUITY PORTFOLIO SHAREHOLDER, YOU MAY
      SKIP TO "INFORMATION CONCERNING THE SUNAMERICA MEETING" ON P. [59]

                                    GENERAL
                                    -------

                    INFORMATION CONCERNING THE NAF MEETING


         Date, Time and Place of NAF Meeting

         The NAF Meeting will be held on November 7, 2001, at the principal executive offices of the North American Funds at 286 Congress Street, Boston, MA 02210, at 10:00 a.m., Eastern time.

         Solicitation, Revocation and Use of Proxies

         A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of North American Funds or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the NAF Meeting will not revoke a proxy, a shareholder present at the NAF Meeting may withdraw his or her proxy and vote in person.

         All shares represented by properly executed proxies received at or prior to the NAF Meeting, unless such proxies previously have been revoked, will be voted at the NAF Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the New NAF Investment Advisory Agreement and NAF Acquired Funds Agreement and Plan.

         It is not anticipated that any matters other than the approval of the New NAF Investment Advisory Agreement and approval of the NAF Acquired Funds Agreement and Plan will be brought before the NAF Meeting. If, however, any other business properly is brought before the NAF Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

         Record Date and Outstanding Shares

         Only holders of record of shares of the NAF Acquired Funds at the close of business on September 17, 2001 (the "Record Date") are entitled to vote at the NAF Meeting or any adjournment thereof. The following chart sets forth the shares of each class of the NAF Acquired Funds issued and outstanding and entitled to vote at the close of business on the Record Date.

                                                                                                Institutional Class I
                                                                                                ---------------------
                                         Class A Shares    Class B Shares     Class C Shares            Shares
                                         --------------    --------------     --------------            ------
NAF Global Equity Fund
NAF International Equity Fund
NAF International Small Cap Fund

         Security Ownership of Certain Beneficial Owners and Management of the NAF Acquired Fund

         To the knowledge of each Fund, as of August 31, 2001, the following shareholders, if any, owned beneficially or of record more than 5% of the outstanding voting securities of such Fund:

      Name of Fund                 Name and Address of             Percentage and type of          Percentage of class of
                                       Shareholder                        ownership                   shares after the
                                                                                                    Reorganization on a
                                                                                                      pro forma basis*
                                                                                                      ----------------
NAF Global Equity Fund           [Insert shareholder(s)]            [Insert % and type of                 [Insert %]
                                                                         ownership]

NAF International Equity         [Insert shareholder(s)]            [Insert % and type of                   [Insert %]
Fund                                                                     ownership]

NAF International Small          [Insert shareholder(s)]            [Insert % and type of                   [Insert %]
Cap Fund                                                                 ownership]

         *Assuming that [shareholder] owns the same number of shares of the [Fund] on the date of consummation of the Reorganization as on August 31, 2001.

         At August 31, 2001, the directors and officers of North American Funds as a group (___ persons) owned an aggregate of less than 1% of the outstanding shares of each NAF Acquired Fund and owned an aggregate of less than 1% of the outstanding shares of beneficial interest of North American Funds. [confirm]

         At August 31, 2001, the directors and officers of SunAmerica Equity Funds as a group (8 persons) owned an aggregate of less than 1% of the outstanding shares of the Acquiring Fund and owned an aggregate of less than 1% of the outstanding shares of beneficial interest of SunAmerica Equity Funds.

         Prior to consummation of the Reorganization, shares of the Acquiring Fund were held by SAAMCo as the sole initial shareholder.

         Voting Rights and Required Vote

         Each share of a NAF Acquired Fund is entitled to one vote, with fractional shares voting proportionally. Shareholders of each NAF Acquired Fund vote separately on whether to approve the New NAF Investment Advisory Agreement and approval with respect to one NAF Acquired Fund is not dependent on approval with respect to any other NAF Acquired Fund. Approval of the NAF Acquired Funds Agreement and Plan with respect to each NAF Acquired Fund and the New NAF Investment Advisory Agreement requires the affirmative vote of a majority of the outstanding voting securities of that Fund, voting together as a single class, cast a meeting at which a quorum is present. "Majority" for this purpose under the Investment Company Act means the lesser of (i) more than 50% of the outstanding shares of the applicable NAF Acquired Fund and (ii) 67% or more of the shares of that NAF Acquired Fund represented at the NAF Meeting if more than 50% of such shares are represented.

         Broker-dealer firms holding shares of any of the NAF Acquired Funds in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the NAF Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the NAF Acquired Fund Agreement and Plan. Each of the NAF Acquired Funds will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Properly executed proxies that are returned but that are marked "abstain" or with respect to which a broker-dealer has declined to vote on any proposal ("broker non-votes") will be counted as present for the purposes of determining a quorum. Assuming the presence of a quorum, abstentions and broker non-votes will have the same effect as a vote against approval of the New NAF Investment Advisory Agreement or of the NAF Acquired Funds Agreement and Plan, as the case may be.

         A quorum for each NAF Acquired Fund for purposes of the NAF Meeting consists of thirty percent of the shares of such Acquired Fund entitled to vote at the NAF Meeting, present in person or by proxy. If, by the time scheduled for the NAF Meeting, a quorum of the NAF Acquired Fund's shareholders is not present or if a quorum is present but sufficient votes in favor of approval of the New NAF Investment Advisory Agreement or of the NAF Acquired Funds Agreement and Plan are not received from the shareholders of the respective NAF Acquired Fund, the persons named as proxies may propose one or more adjournments of such NAF Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of the shares of the applicable NAF Acquired Fund present in person or by proxy and entitled to vote at the session of the NAF Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of such NAF Acquired Fund.

         The votes of shareholders of the Acquiring Fund are not being solicited by the Proxy Statement and Prospectus and are not required to carry out the
                                Reorganization.

    IF YOU ARE A NAF ACQUIRED FUND SHAREHOLDER YOU MAY SKIP TO "ADDITIONAL
                            INFORMATION" ON P. [60]

                 INFORMATION CONCERNING THE SUNAMERICA MEETING

         Date, Time and Place of SunAmerica Meeting

         The SunAmerica Meeting will be held on November 7, 2001, at the _________, at ____ [a.m.] [p.m.], Eastern time.

         Solicitation, Revocation and Use of Proxies

         A shareholder executing and returning a proxy has the power to revoke it at any time prior to its exercise by executing a superseding proxy (i.e., later-dated and signed), by submitting a notice of revocation to the Secretary of SunAmerica Style Select or by subsequently registering his or her vote by telephone or via the Internet. In addition, although mere attendance at the SunAmerica Meeting will not revoke a proxy, a shareholder present at the SunAmerica Meeting may withdraw his or her proxy and vote in person.

         All shares represented by properly executed proxies received at or prior to the SunAmerica Meeting, unless such proxies previously have been revoked, will be voted at the SunAmerica Meeting in accordance with the directions on the proxies; if no direction is indicated on a properly executed proxy, such shares will be voted "FOR" approval of the SunAmerica Acquired Fund Agreement and Plan.

         It is not anticipated that any matters other than the SunAmerica Acquired Fund Agreement and Plan will be brought before the SunAmerica Meeting. If, however, any other business properly is brought before the SunAmerica Meeting, proxies will be voted in accordance with the judgment of the persons designated on such proxies.

         Record Date and Outstanding Shares

         Only holders of record of shares of the SunAmerica International Equity Portfolio at the Record Date are entitled to vote at the SunAmerica Meeting or any adjournment thereof. The following chart sets forth the shares of each class of the SunAmerica International Equity Portfolio issued and outstanding and entitled to vote at the close of business on the Record Date.

                    Class A Shares      Class B Shares      Class II Shares
                    --------------      --------------      ---------------




         Security Ownership of Certain Beneficial Owners and Management of the SunAmerica International Equity Portfolio

         To the knowledge of the SunAmerica International Equity Portfolio, as of August 31, 2001, the following shareholders, if any, owned beneficial or of record more than 5% of the outstanding voting securities of the Fund:

          Name and Address of              Percentage and type of ownership     Percentage of class of shares after
              Shareholder                                                           the Reorganization on a pro
                                                                                            forma basis*
        [Insert shareholder(s)]            [Insert % and type of ownership]                   [Insert %]

         [For control persons, please provide state of formation and list all parents of control person]

         [Please indicate whether 5% or more of any class will be held subject to any voting trust or other similar agreement]

         *Assuming that [shareholder] owns the same number of shares of the Fund on the date of consummation of the Reorganization as on August 31, 2001.

         At August 31, 2001, the directors and officers of SunAmerica Style Select as a group (___ persons) owned an aggregate of less than 1% of the outstanding shares of the SunAmerica International Equity Portfolio and owned an aggregate of less than 1% of the outstanding shares of common stock of SunAmerica Style Select. [confirm]

         At August 31, 2001, the directors and officers of SunAmerica Equity Funds as a group (8 persons) owned an aggregate of less than 1% of the outstanding shares of the Acquiring Fund and owned an aggregate of less than 1% of the outstanding shares of beneficial interest of SunAmerica Equity Funds.

         Prior to consummation of the Reorganization, shares of the Acquiring Fund were held by SAAMCo as the sole initial shareholder.

         Voting Rights and Required Vote

         Each share of SunAmerica International Equity Portfolio is entitled to one vote, with fractional shares voting proportionally. Approval of the SunAmerica Acquired Fund Agreement and Plan with respect to the SunAmerica International Equity Portfolio requires a majority of the total number of shares of the Fund outstanding and entitled to vote on the SunAmerica Acquired Fund Agreement and Plan.

         Broker-dealer firms holding shares of the SunAmerica International Equity Portfolio in "street name" for the benefit of their customers and clients will request the instructions of such customers and clients on how to vote their shares before the SunAmerica Meeting. Broker-dealer firms will not be permitted to grant voting authority without instructions with respect to the approval of the SunAmerica Acquired Fund Agreement and Plan. The SunAmerica International Equity Portfolio will include shares held of record by broker-dealers as to which such authority has been granted in its tabulation of the total number of shares present for purposes of determining whether the necessary quorum of shareholders exists. Properly executed proxies that are returned but that are marked "abstain" or broker non-votes will be counted as present for the purposes of determining a quorum. Assuming the presence of a quorum, abstentions and broker non-votes will have the same effect as a vote against approval of the SunAmerica Acquired Fund Agreement and Plan, as the case may be.

         A quorum for the SunAmerica International Equity Portfolio consists of the presence in person or by proxy of shareholders entitled to cast a majority of all votes entitled to be cast at the SunAmerica Meeting. If, by the time scheduled for the SunAmerica Meeting, a quorum of the SunAmerica International Equity Portfolio's shareholders is not present or if a quorum is present but sufficient votes in favor of approval of the SunAmerica Acquired Fund Agreement and Plan are not received from the shareholders of the Fund, the persons named as proxies may propose one or more adjournments of such SunAmerica Meeting to permit further solicitation of proxies from shareholders. Any such adjournment will require the affirmative vote of the shares of the SunAmerica International Equity Portfolio present in person or by proxy and entitled to vote at the session of the SunAmerica Meeting to be adjourned. The persons named as proxies will vote in favor of any such adjournment if they determine that adjournment and additional solicitation are reasonable and in the interests of the shareholders of the SunAmerica International Equity Portfolio.

         The votes of shareholders of the Acquiring Fund are not being solicited by this Proxy Statement and Prospectus and are not required to carry out the Reorganization.

                            ADDITIONAL INFORMATION

                               ALL SHAREHOLDERS

         The expenses of preparation, printing and mailing of the enclosed form of proxy, the accompanying Notice and this Proxy Statement and Prospectus will be borne by AIG or an affiliate thereof. Such expenses are currently estimated to be approximately $______ in the aggregate.

         AIG or an affiliate thereof will reimburse banks, brokers and others for their reasonable expenses in forwarding proxy solicitation materials to beneficial owners of the Acquired Funds and will reimburse certain persons that it may employ for their reasonable expenses in assisting in the solicitation of proxies from such beneficial owners.

         In order to obtain the necessary quorums at the Meetings, supplementary solicitation may be made by mail, telephone, telegraph or personal interview by officers of the Acquired Funds. North American Funds has retained Georgeson Shareholder, 17 State Street, 27th Floor, New York, New York 10004 to aid in the solicitation of proxies at a cost estimated not to exceed $2,800, plus out-of-pocket expenses. SunAmerica Style Select has retained [-------------] to aid in the solicitation of proxies at a cost estimated not to exceed [-----]. The cost of soliciting proxies will be borne by AIG or an affiliate thereof.

         This Proxy Statement and Prospectus does not contain all of the information set forth in the registration statements and the exhibits relating thereto which North American Funds, SunAmerica Style Select and SunAmerica Equity Funds have filed on behalf of their respective Funds with the Commission under the Securities Act and the Investment Company Act, to which reference is hereby made.

         The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act, and in accordance therewith is required to file reports and other information with the Commission. Proxy material, reports and other information filed by the Funds (or by North American Funds on behalf of the NAF Acquired Funds, SunAmerica Style Select on behalf of the SunAmerica Acquired Fund or SunAmerica
Equity Funds on behalf of the Acquiring Fund) can be inspected and copied at the public reference facilities maintained by the Commission at 450 Fifth Street, N.W. in Washington, D.C. 20549 and at the New York Regional Office of the Commission at Seven World Trade Center, New York, New York 10048. Copies of such materials also may be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549, at prescribed rates. The Commission maintains a web site (http://www.sec.gov) that contains the Statements of Additional Information and Prospectuses of the Acquired Funds and Acquiring Fund, as well as other material incorporated by reference and other information regarding the Funds.

                               LEGAL PROCEEDINGS

         There are no material legal proceedings to which any of the Funds is a party.

                                LEGAL OPINIONS

         Certain legal matters in connection with the issuance of Corresponding Shares have been passed upon by Robert M. Zakem, Esq., General Counsel for SAAMCo. Certain tax matters in connection with the Reorganizations will be passed upon for the Acquiring Fund by Shearman & Sterling, 599 Lexington Avenue, New York, New York 10022, counsel for the SunAmerica Acquired Fund and the Acquiring Fund.

                                    EXPERTS

         The financial highlights and reports of the Acquired Funds and Acquiring Funds included in this Proxy Statement and Prospectus, or incorporated into it by reference, have been so included in reliance on the reports of [----------------------] and [-----------------], respectively, independent auditors, given on their authority as experts in auditing and accounting. The principal business address of [------------------------------------------] is
[----------------------

-----------------------]. The principal business address of [---------------] is
1177 Avenue of the Americas, New York, New York 10036.



                             SHAREHOLDER PROPOSALS

         A shareholder proposal intended to be presented at any subsequent meeting of shareholders of an Acquired Fund must be received by such Acquired Fund in a reasonable time before the solicitation by the respective Board relating to such meeting is to be made in order to be considered in such Acquired Fund's proxy statement and form of proxy relating to the meeting. If proposal No. 2(a) is approved at the NAF Meeting, there will likely not be any future shareholder meetings of the NAF Acquired Funds.


By Order of the Board of Trustees of North       By Order of the Board of
           American Funds                      Directors of SunAmerica Style
                                                   Select Series, Inc.



             John I. Fitzgerald                     Robert M. Zakem


   ------------------------------------    -----------------------------------
     Secretary, North American Funds          Secretary, SunAmerica Style
                                                    Select Series, Inc.

                             SUBJECT TO COMPLETION
                      STATEMENT OF ADDITIONAL INFORMATION

                            SUNAMERICA EQUITY FUNDS
                         733 Third Avenue, Third Floor
                              New York, NY  10017
                                (800) 858-8850
                                   _________

     This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statements and Prospectuses (the "Proxy Statements and Prospectuses"), each dated September __, 2001, which have been filed with the Securities and Exchange Commission by SunAmerica Equity Funds (sometimes referred to herein as the "Registrant") with respect to the matters described in "General Information" below. Copies of the Proxy Statements and Prospectuses may be obtained at no charge upon request by writing to the Registrant at the address indicated above or by calling toll-free 1-800-858-8850. This Statement of Additional Information has been incorporated by reference into each Proxy Statement and Prospectus.

     Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statements and Prospectuses.

     Further information about the Acquiring Funds is contained in the Acquiring Funds' Preliminary Prospectus and Preliminary Statement of Additional Information, each subject to completion and dated August __, 2001, and the Annual Reports to Shareholders of the Existing Acquiring Funds (as defined below) for the year ended September 30, 2000 and the Semi-Annual Report to Shareholders of the Existing Acquiring Funds for the six months ended March 31, 2001. Further information about the NAF Acquired Funds is contained in the NAF Acquired Funds' Prospectuses and Statement of Additional Information, each dated March 1, 2001, the Annual Report to Shareholders of the NAF Acquired Funds for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of the NAF Acquired Funds for the six months ended April 30, 2001. Further information about SunAmerica International Equity Portfolio, a separate investment portfolio of SunAmerica Style Select Series, Inc. ("SunAmerica International Equity Portfolio" or the "SunAmerica Acquired Fund") is contained in the SunAmerica Acquired Fund's Prospectus and Statement of Additional Information, each dated February 28, 2001, as supplemented, the Annual Report to Shareholders of the SunAmerica Acquired Fund for the year ended October 31, 2000 and the Semi-Annual Report to Shareholders of the SunAmerica Acquired Fund for the six months ended April 30, 2001.

     The following documents are incorporated herein by reference and accompany this Statement of Additional Information:

          . The Statement of Additional Information of the Acquiring Funds, dated September[20], 2001.

          . The Annual Report of the Existing Acquiring Funds for the year ended September 30, 2000.

               The date of this Statement of Additional Information is September __, 2001.

          . The Semi-Annual Report to the Shareholders of the Existing Acquiring Funds for the six months ended March 31, 2001.

          . The Statement of Additional Information of the NAF Acquired Funds, dated March 1, 2001.

          . The Annual Report to Shareholders of the NAF Acquired Funds for the year ended October 31, 2000.

          . The Semi-Annual Report to Shareholders of the NAF Acquired Funds for the six months ended April 30, 2001.

          . The Statement of Additional Information of the SunAmerica Acquired Fund, dated February 28, 2001.

          . The Annual Report to Shareholders of the SunAmerica Acquired Fund for the year ended October 31, 2000.

          . The Semi-Annual Report to Shareholders of the SunAmerica Acquired Fund for the six months ended April 30, 2001.

     The Securities and Exchange Commission maintains a web site
(http://www.sec.gov) that contains the prospectuses and combined statements of additional information of the Funds, other material incorporated by reference and other information regarding the Funds.

                               TABLE OF CONTENTS

General Information...............................................................................  B-2

Financial Statements..............................................................................  B-4

NAF Balanced Fund and SunAmerica Balanced Fund

  Pro Forma Combined Statement of Assets and Liabilities (unaudited) as of
   March 31, 2001.................................................................................  B-6

  Pro Forma Combined Statement of Operations (unaudited) as of
   March 31, 2001.................................................................................  B-8

  Pro Forma Combined Schedule of Investments (unaudited) as of
   March 31, 2001.................................................................................  B-9

  Notes to Pro Forma Financial Statements.........................................................  B-14

NAF Large Cap Growth Fund and SunAmerica Blue Chip Growth Fund

  Pro Forma Combined Statement of Assets and Liabilities (unaudited) as of
   March 31, 2001.................................................................................  B-16

  Pro Forma Combined Statement of Operations (unaudited) as of
   March 31, 2001.................................................................................  B-18

  Pro Forma Combined Schedule of Investments (unaudited) as of
   March 31, 2001.................................................................................  B-19

  Notes to Pro Forma Financial Statements.........................................................  B-24

 NAF Growth & Income Fund and SunAmerica Growth and Income Fund

  Pro Forma Combined Statement of Assets and Liabilities (unaudited) as of
   March 31, 2001.................................................................................  B-26

  Pro Forma Combined Statement of Operations (unaudited) as of
   March 31, 2001.................................................................................  B-28

  Pro Forma Combined Schedule of Investments (unaudited) as of
   March 31, 2001.................................................................................  B-29

  Notes to Pro Forma Financial Statements.........................................................  B-33


 NAF Mid Cap Growth Fund and SunAmerica Growth Opportunities Fund

  Pro Forma Combined Statement of Assets and Liabilities (unaudited) as of
   March 31, 2001.................................................................................  B-36

  Pro Forma Combined Statement of Operations (unaudited) as of
   March 31, 2001.................................................................................  B-38

  Pro Forma Combined Schedule of Investments (unaudited) as of
   March 31, 2001.................................................................................  B-39

  Notes to Pro Forma Financial Statements.........................................................  B-45

 NAF Global Equity Fund, NAF International Equity Fund,
 NAF International Small Cap Fund and SunAmerica International Equity Portfolio

  Pro Forma Combined Statement of Assets and Liabilities (unaudited) as of
   March 31, 2001.................................................................................  B-47

  Pro Forma Combined Statement of Operations (unaudited) as of
   March 31, 2001.................................................................................  B-49

  Pro Forma Combined Schedule of Investments (unaudited) as of
   March 31, 2001.................................................................................  B-50

  Notes to Pro Forma Financial Statements.........................................................  B-71

 NAF Large Cap Growth Fund and SunAmerica Blue Chip Growth Fund..................................

 NAF Growth & Income Fund and SunAmerica Growth and Income Fund..................................

 NAF Mid Cap Growth Fund and SunAmerica Growth Opportunities Fund................................

 NAF Global Equity Fund, NAF International Equity Fund,

 NAF International Small Cap Fund and SunAmerica International Equity Portfolio..................

Pro Forma Combined Statement of Operations (unaudited) as of March 31, 2001 for:

 NAF Balanced Fund and SunAmerica Balanced Fund..................................................

 NAF Large Cap Growth Fund and SunAmerica Blue Chip Growth Fund..................................

 NAF Growth & Income Fund and SunAmerica Growth and Income Fund..................................

 NAF Mid Cap Growth Fund and SunAmerica Growth Opportunities Fund................................

 NAF Global Equity Fund, NAF International Equity Fund,

 NAF International Small Cap Fund and SunAmerica International Equity Portfolio..................

Pro Forma Combined Schedule of Investments (unaudited) as of March 31, 2001 for:

 NAF Balanced Fund and SunAmerica Balanced Fund..................................................

 NAF Large Cap Growth Fund and SunAmerica Blue Chip Growth Fund..................................

 NAF Growth & Income Fund and SunAmerica Growth and Income Fund..................................

 NAF Mid Cap Growth Fund and SunAmerica Growth Opportunities Fund................................

 NAF Global Equity Fund, NAF International Equity Fund,

 NAF International Small Cap Fund, SunAmerica International Equity Portfolio

 and New SunAmerica International Equity Fund....................................................

 Notes to Pro Forma Financial Statements.........................................................

                              GENERAL INFORMATION

     The shareholders of each separate investment portfolio of North American Funds, a Massachusetts business trust, set forth below (each an "NAF Acquired Fund," collectively, the "NAF Acquired Funds" and together with the SunAmerica Acquired Fund, the "Acquired Funds"), are being asked to approve or disapprove a new investment advisory agreement (the "New Investment Advisory Agreement") between American General Asset Management Corp. ("AGAM") and North American Funds on behalf of each of the NAF Acquired Funds, the terms of which are the same in all material respects as the previous investment advisory agreement with AGAM. In addition, shareholders of each NAF Acquired Fund and shareholders of the SunAmerica International Equity Portfolio, are being asked to approve or disapprove an Agreement and Plan of Reorganization (each a "Plan") between each of the Acquired Funds and the respective investment portfolio of SunAmerica Equity Funds, a Massachusetts business trust, set forth below (each an "Acquiring Fund," and collectively, the "Acquiring Funds"):

---------------------------------------------------------------------------------------------
Acquired Fund                                  Acquiring Fund
-------------                                  --------------
---------------------------------------------------------------------------------------------
Balanced Fund (the "NAF Balanced Fund")        SunAmerica Balanced Assets Fund

---------------------------------------------------------------------------------------------
Large Cap Growth Fund (the "NAF Large          SunAmerica Blue Chip Growth Fund
Cap Growth Fund")

---------------------------------------------------------------------------------------------
Growth & Income Fund (the "NAF Growth          SunAmerica Growth and Income Fund
& Income Fund")

---------------------------------------------------------------------------------------------
Mid Cap Growth Fund (the "NAF Mid Cap          SunAmerica Growth Opportunities Fund
Growth Fund")

---------------------------------------------------------------------------------------------
Global Equity Fund (the "NAF Global            New SunAmerica International Equity Fund
Equity Fund")

---------------------------------------------------------------------------------------------
International Equity Fund (the "NAF            New SunAmerica International Equity Fund
International Equity Fund")

---------------------------------------------------------------------------------------------
International Small Cap Fund (the "NAF         New SunAmerica International Equity Fund
International Small Cap Fund")

---------------------------------------------------------------------------------------------
SunAmerica  International Equity Portfolio     New SunAmerica International Equity Fund

---------------------------------------------------------------------------------------------

     The SunAmerica Balanced Assets Fund, SunAmerica Blue Chip Growth Fund, SunAmerica Growth and Income Fund and SunAmerica Growth Opportunities Fund of SunAmerica Equity Funds are sometimes referred to herein as the "Existing Acquiring Funds."

     Each Plan provides for the acquisition by an Acquiring Fund of substantially all of the assets, and assumption of substantially all of the liabilities, of the respective Acquired Fund, solely in exchange for an equal aggregate value of newly issued shares (the "Corresponding Shares") of such Acquiring Fund. Each such transaction is referred to herein as a "Reorganization" and collectively, as the "Reorganizations." Immediately thereafter, and as part of the respective Reorganization, such Acquired Fund will distribute the Corresponding Shares received in such Reorganization to its shareholders. The consummation of one Reorganization is not conditioned upon the consummation of any other Reorganization. The Acquired Funds and the Acquiring Funds are sometimes collectively referred to herein as the "Funds."

     Shareholders will receive the same class of Corresponding shares as the shares of the respective Acquired Fund held by them immediately prior to the applicable Reorganization although the name of the class may be different.
For example, if a shareholder owns Class C shares of an Acquired Fund, he or she will receive Class II shares of the respective Acquiring Fund since the Acquiring Funds do not have a class of shares called Class C. The aggregate net asset value of the Corresponding
Shares will equal the aggregate net asset value of a shareholder's Acquired Fund shares. This means that a shareholder may end up with a different number of shares compared to the number that he or she originally held, but the total dollar value of the shares will be the same.

     A Joint Special Meeting of the Acquired Funds' shareholders to consider the New Investment Advisory Agreement and the Reorganizations will be held at the principal executive offices of North American Funds, 286 Congress Street, Boston, Massachusetts 02210 on November 7, 2001, at 10:00 a.m., Eastern Time. The approximate mailing date of the Proxy Statement and Prospectus is September [27], 2001.

For further information about the Reorganizations, see the Proxy Statements and Prospectuses.

                             FINANCIAL STATEMENTS

     Unaudited Pro forma financial statements reflecting consummation of each Reorganization are included herein.

Acquired Funds

     Audited financial statements and accompanying notes for the fiscal year ended October 31, 2000 for the NAF Acquired Funds and the independent auditor's report thereon are incorporated herein by reference from the NAF Acquired Funds' Annual Report to Shareholders, which accompanies this Statement of Additional Information. Unaudited financial statements and accompanying notes for the six months ended April 30, 2001 for the NAF Acquired Funds are incorporated herein by reference from the NAF Acquired Funds' Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information.

     Audited financial statements and accompanying notes for the fiscal year ended October 31, 2000 for the SunAmerica International Equity Portfolio and the independent auditor's report thereon are incorporated herein by reference to SunAmerica International Equity Portfolio's Annual Report to Shareholders, which accompanies this Statement of Additional Information. Unaudited financial statements and accompanying notes for the six months ended April 30, 2001 for the SunAmerica International Equity Portfolio are incorporated herein by reference from the SunAmerica International Equity Portfolio's Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information.

Acquiring Funds

     Audited financial statements and accompanying notes for the fiscal year ended September 30, 2000 for the Existing Acquiring Funds and the independent auditor's report thereon are incorporated herein by reference from the Existing Acquiring Funds' Annual Report to Shareholders, which accompanies this Statement of Additional Information. Unaudited financial statements and accompanying notes for the six months ended March 31, 2001 for the Existing Acquiring Funds are incorporated herein by reference from the Existing Acquiring Funds Semi-Annual Report to Shareholders, which accompanies this Statement of Additional Information.

SUNAMERICA EQUITY FUNDS BALANCED ASSETS FUND
NORTH AMERICAN FUNDS BALANCED FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(unaudited)

                                                                North American   SunAmerica Equity                     Pro Forma
                                                                Funds Balanced    Funds Balanced      Pro Forma        Combined
                                                                     Fund           Assets Fund      Adjustments        (Note 1)
                                                                  -------------  ---------------   -------------     --------------
ASSETS:
Investment securities, at value (identified cost $56,751,145,
$406,280,050, and $463,031,195, respectively)                     $  51,541,340    $ 392,008,491             --       $ 443,549,831
Short-term securities (identified cost $1,000, $0, and
$1,000, respectively)                                                     1,000             --               --               1,000
Repurchase agreements (cost equals market)                            2,261,000       12,796,000             --          15,057,000
Cash                                                                        824              422             --               1,246
Foreign cash                                                            202,833             --               --             202,833
Receivable for investments sold                                          65,586       11,357,499             --          11,423,085
Receivable for shares of beneficial interest sold                         2,356          297,479             --             299,835
Interest and dividends receivable                                       298,810        2,462,126             --           2,760,936
Receivable from investment adviser                                         --                514             --                 514
Prepaid expenses and other assets                                        79,246            7,655          (11,772)(A)        75,129
Receivable for foreign tax withholding reclaims                           4,276             --               --               4,276
                                                                  -------------    -------------    -------------     -------------
          Total assets                                               54,457,271      418,930,186          (11,772)      473,375,685
                                                                  -------------    -------------    -------------     -------------

LIABILITIES:
Payable for investments purchased                                          --          3,153,990             --           3,153,990
Payable for shares of beneficial interest                               248,192          760,198             --           1,008,390
Investment advisory and management
  fees payable                                                           23,798          270,001             --             293,799
Distribution and service maintenance
  fees payable                                                           39,956          215,779             --             255,735
Other accrued expenses                                                  128,517          302,795             --             431,312
Dividends payable                                                          --             70,256             --              70,256
                                                                  -------------    -------------    -------------     -------------
          Total liabilities                                             440,463        4,773,019                0         5,213,482
                                                                  -------------    -------------    -------------     -------------
                    Net assets                                    $  54,016,808    $ 414,157,167    ($     11,772)    $ 468,162,203
                                                                  =============    =============    =============     =============

NET ASSETS WERE COMPOSED OF:
Shares of beneficial interest, $.001, $.01, and $.01, par value   $       6,843    $     276,951    $      29,300 (B) $     313,094
Paid-in capital                                                      63,307,347      433,212,867          (29,300)(B)   496,490,914
                                                                  -------------    -------------    -------------     -------------
                                                                     63,314,190      433,489,818                0       496,804,008
Accumulated undistributed net
  investment income (loss)                                               79,334         (150,685)         (11,772)(A)       (83,123)

Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                        (4,159,592)      (4,910,407)            --          (9,069,999)

Net unrealized appreciation (depreciation) on
   investments                                                       (5,209,805)     (14,271,559)            --         (19,481,364)

Net unrealized appreciation (depreciation) of foreign
  currency, and other assets and liabilities                             (7,319)            --               --              (7,319)
                                                                  -------------    -------------    -------------     -------------
                    Net assets                                    $  54,016,808    $ 414,157,167    ($     11,772)    $ 468,162,203
                                                                  =============    =============    =============     =============

SUNAMERICA EQUITY FUNDS BALANCED ASSETS FUND
NORTH AMERICAN FUNDS BALANCED FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(unaudited)

                                                 North American       SunAmerica Equity                                 Pro Forma
                                                 Funds Balanced        Funds Balanced           Pro Forma               Combined
                                                      Fund               Assets Fund            Adjustments              (Note 1)
                                                 ---------------       ----------------    --------------------     -  -------------

Class A:
     Net assets                                    $  7,286,284         $   264,131,925                ($1,588) (A)    $271,416,621
     Shares outstanding                                 927,998              17,644,795               (441,378) (B)      18,131,415
     Net asset value and redemption price per
      share                                        $       7.85         $         14.97                     --         $      14.97
     Maximum sales charge (5.75% of offering
       price)                                              0.48                    0.91                     --                 0.91
                                                   ------------         ---------------    -------------------         ------------
     Maximum offering price to public              $       8.33         $         15.88                     --         $      15.88
                                                   ============         ===============    ===================         ============
Class B:
     Net assets                                    $ 12,382,963         $   123,535,316                ($2,699) (A)    $135,915,580
     Shares outstanding                               1,580,602               8,277,263               (750,826) (B)       9,107,039
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)            $       7.83         $         14.92                     --         $      14.92
                                                   ============         ===============    ===================         ============

Class II:
     Net assets                                            --           $    26,489,926            $29,235,996 (D)     $ 55,725,922
     Shares outstanding                                    --                 1,773,072              1,956,894 (B)(D)     3,729,966
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                               --           $         14.94                     --         $      14.94
     Maximum sales charge (1.00% of offering
       price)                                              --                      0.15                     --                 0.15
                                                   ------------         ---------------    -------------------         ------------
     Maximum offering price to public                      --           $         15.09                     --         $      15.09
                                                   ============         ===============    ===================         ============

Class C:
     Net assets                                    $ 29,242,368                      --           ($29,242,368)(A)(D)  $          0
     Shares outstanding                               3,684,912                      --             (3,684,912)(B)(D)             0
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)            $       7.94                      --                     --                   --
                                                   ============         ===============    ===================         ============

Class I:
     Net assets                                    $  5,105,193                      --                ($1,113)(A)     $  5,104,080
     Shares outstanding                                 649,582                      --               (308,628)(B)(C)       340,954
     Net asset value, offering and redemption
      price per share                              $       7.86         $         14.97                     --         $      14.97
                                                   ============         ===============    ===================         ============


(A) To adjust for the remaining balances of any prepaid expenses on the North American Funds Balanced Fund to be expensed prior to the reorganization
(B) To adjust for a tax free exchange of North American Funds Balanced shares for shares of SunAmerica Equity Funds Balanced Assets
(C) Class I shares will be offered on SunAmerica Equity Funds Balanced Assets and will assume the net asset value of Class A
(D) Class C shares of North American Funds Balanced will receive Class II shares of SunAmerica Equity Funds Balanced Assets

See Notes to Pro Forma Financial Statements

SUNAMERICA EQUITY FUNDS BALANCED ASSETS FUND
NORTH AMERICAN FUNDS BALANCED FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(unaudited)

                                                               North America     SunAmerica
                                                                   Fund         Equity Funds                          Pro Forma
                                                                 Balanced     Balanced Assets     Pro Forma           Combined
                                                                   Fund             Fund         Adjustments          (Note 1)
                                                              -------------    -------------    -------------       -------------
INVESTMENT INCOME:
Income:
  Interest                                                    $   1,485,894    $  10,593,564    $           0       $  12,079,458
  Dividends*                                                        380,088        2,232,479                0           2,612,567
                                                              -------------    -------------    -------------       -------------
         Total investment income                                  1,865,982       12,826,043                0          14,692,025
                                                              -------------    -------------    -------------       -------------
Expenses:
  Investment advisory and management fees                           443,842        3,663,559          (39,202)(E)       4,068,199
  Distribution and service maintenance fees
     Class A                                                         27,437        1,048,783                0           1,076,220
     Class B                                                        133,277        1,720,845                0           1,854,122
     Class II                                                             0          266,632          311,481 (D)         578,113
     Class C                                                        311,481                0         (311,481)(D)               0
     Class I                                                         13,641                0                0              13,641
  Transfer agent fees and expenses                                  165,518                0         (165,518)(E)               0
     Class A                                                              0          822,694           21,166 (E)         843,860
     Class B                                                              0          436,637           33,319 (E)         469,956
     Class II                                                             0           61,095           90,329 (E)         151,424
     Class I                                                              0                0           16,369 (E)          16,369
  Registration fees                                                  39,909                0          (39,909)(E)               0
     Class A                                                              0           45,768            1,000 (E)          46,768
     Class B                                                              0           18,336            1,000 (E)          19,336
     Class II                                                             0           16,252            4,000 (E)          20,252
     Class I                                                              0                0            8,000 (E)           8,000
  Accounting/Administration                                          62,181                0          (62,181)(E)               0
  Custodian fees and expenses                                        31,924          224,200           (8,815)(E)         247,309
  Audit and legal fees                                               26,625           25,555          (19,680)(F)          32,500
  Miscellaneous expenses                                             28,707           92,891          (28,000)(F)          93,598
                                                              -------------    -------------    -------------       -------------
     Total expenses                                               1,284,542        8,443,247         (188,122)          9,539,667
     Less: expenses waived/reimbursed by investment adviser         (53,973)         (11,817)          21,827 (G)         (43,963)
     Less: custody credits earned on cash balances                        0                0                0                   0
                                                              -------------    -------------    -------------       -------------
     Net expenses                                                 1,230,569        8,431,430         (166,295)          9,495,704
                                                              -------------    -------------    -------------       -------------
Net investment income (loss)                                        635,413        4,394,613          166,295           5,196,321
                                                              -------------    -------------    -------------       -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                          (3,656,126)      23,609,906                0          19,953,780
Net realized gain (loss) on foreign currency and
  other assets and liabilities                                         (399)               0                0                (399)
Net change in unrealized appreciation/depreciation of
  investments                                                    (3,942,149)    (151,940,091)               0        (155,882,240)
Net change in unrealized appreciation/depreciation on
  foreign currency and other assets and liabilities                    (904)               0                0                (904)
                                                              -------------    -------------    -------------       -------------
Net realized and unrealized gain (loss) on investments,
  foreign currency and other assets and liabilities              (7,599,578)    (128,330,185)               0        (135,929,763)
                                                              -------------    -------------    -------------       -------------

NET INCREASE (DECREASE) IN  NET ASSETS RESULTING
   FROM OPERATIONS:                                           ($  6,964,165)   ($123,935,572)   $     166,295       ($130,733,442)
                                                              =============    =============    =============       =============

*Net of foreign withholding taxes on dividends of             $           0    $      17,080    $           0       $      17,080
                                                              =============    =============    =============       =============

(D) Class C shares of North American Funds Balanced will receive Class II shares of SunAmerica Equity Funds Balanced Assets
(E) Reflects adjustments to expenses based on surviving fund's fee schedules and combined net assets
(F)  Reflects the elimination of duplicate services or fees
(G) Reflects adjustments to expenses waived/reimbused by investment adviser based on pro forma expenses


See Notes to Pro Forma Financial Statements

                 SunAmerica Equity Funds Balanced Assets Fund
                      North American Funds Balanced Fund
                  Pro Forma Combined Portfolio of Investments
                             As of March 31, 2001
                                  (unaudited)


             Principal/Shares
----------------------------------------------
             SunAmerica                                                                                                  SunAmerica
   North       Equity                                                                                           North      Equity
  American      Funds                                                                                          American     Funds
    Fund      Balanced                                                                                           Fund     Balanced
  Balanced     Assets          Pro Forma                                                           Maturity    Balanced    Assets
    Fund        Fund           Combined                   Description                     Coupon     Date        Fund       Fund
------------  ------------   ----------------------------------------------------------  --------  --------   ---------  --------
                                            COMMON STOCK                                                        64.2%       53.2%
                                            Apparel & Textiles                                                   0.0%        0.3%
        -        66,300        66,300       Oakley, Inc. +
                                            Automotive                                                           1.0%        0.0%
   10,300             -        10,300       General Motors Corp.
                                            Banks                                                                3.1%        2.7%
   16,500        90,000       106,500       Bank of New York Co., Inc.
        -       129,700       129,700       FleetBoston Financial Corp.
        -        42,600        42,600       Mellon Financial Corp.
   17,600             -        17,600       Wells Fargo & Co.
                                            Broadcasting & Media                                                 4.0%        3.3%
   19,000       138,450       157,450       AOL Time Warner, Inc. +
   24,400        95,000       119,400       AT&T Corp.-Liberty Media Group, Class A +
        -        85,300        85,300       Comcast Corp., Class A +
   15,500        80,000        95,500       EchoStar Communications Corp., Class A +
    7,600             -         7,600       Omnicom Group, Inc.
        -        48,100        48,100       Pegasus Communications Corp. +
                                            Business Services                                                    0.0%        0.4%
        -        70,000        70,000       Waste Management, Inc.
                                            Chemicals                                                            0.8%        0.0%
   13,000             -        13,000       Dow Chemical Co.
                                            Communication Equipment                                              3.6%        1.0%
   24,500       190,800       215,300       Cisco Systems, Inc. +
   20,400             -        20,400       Corning, Inc.
   24,800             -        24,800       Crown Castle International Corp. +
    4,600        10,000        14,600       Juniper Networks, Inc. +
        -        71,100        71,100       Lucent Technologies, Inc.
   25,700             -        25,700       Nokia Corp., Class A ADR
                                            Computers & Business Equipment                                       1.9%        2.7%
        -       150,000       150,000       Dell Computer Corp. +
   16,700       140,000       156,700       EMC Corp. +
        -        35,000        35,000       International Business Machines Corp.
    4,900             -         4,900       Redback Networks, Inc. +
   30,600             -        30,600       Sun Microsystems, Inc. +
                                            Computer Software                                                    1.9%        2.2%
   14,200       163,200       177,400       Microsoft Corp. +
    5,600             -         5,600       VERITAS Software Corp. +
                                            Conglomerate                                                         1.4%        5.1%
   17,600       340,000       357,600       General Electric Co.
        -       161,600       161,600       Tyco International Ltd.
                                            Electronics                                                          3.1%        4.5%
   11,500             -        11,500       Analog Devices, Inc. +
    9,000       120,000       129,000       Applied Materials, Inc. +
        -        35,600        35,600       Emerson Electric Co.
   17,400       179,200       196,600       Intel Corp.
    9,500        70,000        79,500       Micron Technology, Inc. +

             Principal/Shares                                                                              Market Value
----------------------------------------------                                                   -----------------------------------
              Balanced         Pro Forma                                                Pro Forma             Balanced    Pro Forma
Balanced       Assets          Combined                   Description                   Combined  Balanced     Assets      Combined
------------  ------------   --------------------------------------------------------   --------- ----------  ----------  ----------
                                            COMMON STOCK                                   54.5%
                                            Apparel & Textiles                              0.3%
        -        66,300        66,300       Oakley, Inc. +                                               -     1,178,151   1,178,151
                                            Automotive                                      0.1%
   10,300             -        10,300       General Motors Corp.                                   534,055             -     534,055
                                            Banks                                           2.7%
   16,500        90,000       106,500       Bank of New York Co., Inc.                             812,460     4,431,600   5,244,060
        -       129,700       129,700       FleetBoston Financial Corp.                                  -     4,896,175   4,896,175
        -        42,600        42,600       Mellon Financial Corp.                                       -     1,726,152   1,726,152
   17,600             -        17,600       Wells Fargo & Co.                                      870,672             -     870,672
                                            Broadcasting & Media                            3.4%
   19,000       138,450       157,450       AOL Time Warner, Inc. +                                762,850     5,558,767   6,321,617
   24,400        95,000       119,400       AT&T Corp.-Liberty Media Group, Class A +              341,600     1,330,000   1,671,600
        -        85,300        85,300       Comcast Corp., Class A +                                     -     3,577,269   3,577,269
   15,500        80,000        95,500       EchoStar Communications Corp., Class A +               429,156     2,215,000   2,644,156
    7,600             -         7,600       Omnicom Group, Inc.                                    629,888             -     629,888
        -        48,100        48,100       Pegasus Communications Corp. +                               -     1,106,300   1,106,300
                                            Business Services                               0.4%
        -        70,000        70,000       Waste Management, Inc.                                       -     1,729,000   1,729,000
                                            Chemicals                                       0.1%
   13,000             -        13,000       Dow Chemical Co.                                       410,410             -     410,410
                                            Communication Equipment                         1.3%
   24,500       190,800       215,300       Cisco Systems, Inc. +                                  387,406     3,017,025   3,404,431
   20,400             -        20,400       Corning, Inc.                                          422,076             -     422,076
   24,800             -        24,800       Crown Castle International Corp. +                     367,350             -     367,350
    4,600        10,000        14,600       Juniper Networks, Inc. +                               174,616       379,600     554,216
        -        71,100        71,100       Lucent Technologies, Inc.                                    -       708,867     708,867
   25,700             -        25,700       Nokia Corp., Class A ADR                               616,800             -     616,800
                                            Computers & Business Equipment                  2.6%
        -       150,000       150,000       Dell Computer Corp. +                                        -     3,853,125   3,853,125
   16,700       140,000       156,700       EMC Corp. +                                            490,980     4,116,000   4,606,980
        -        35,000        35,000       International Business Machines Corp.                        -     3,366,300   3,366,300
    4,900             -         4,900       Redback Networks, Inc. +                                64,092             -      64,092
   30,600             -        30,600       Sun Microsystems, Inc. +                               470,322             -     470,322
                                            Computer Software                               2.1%
   14,200       163,200       177,400       Microsoft Corp. +                                      776,562     8,925,000   9,701,562
    5,600             -         5,600       VERITAS Software Corp. +                               258,944             -     258,944
                                            Conglomerate                                    4.7%
   17,600       340,000       357,600       General Electric Co.                                   736,736    14,232,400  14,969,136
                                                                                                         -     6,985,968   6,985,968
        -       161,600       161,600       Tyco International Ltd.                         4.3%
                                            Electronics                                            416,760             -     416,760
                                                                                                   391,500     5,220,000   5,611,500
   11,500             -        11,500       Analog Devices, Inc. +                                       -     2,205,776   2,205,776
    9,000       120,000       129,000       Applied Materials, Inc. +                              457,838     4,715,200   5,173,038
        -        35,600        35,600       Emerson Electric Co.                                   394,535     2,907,100   3,301,635
   17,400       179,200       196,600       Intel Corp.
    9,500        70,000        79,500       Micron Technology, Inc. +

                 SunAmerica Equity Funds Balanced Assets Fund
                      North American Funds Balanced Fund
                  Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                  (unaudited)


             Principal/Shares
----------------------------------------------
             SunAmerica                                                                                                  SunAmerica
   North       Equity                                                                                           North      Equity
  American      Funds                                                                                          American     Funds
    Funds     Balanced                                                                                           Funds    Balanced
  Balanced     Assets          Pro Forma                                                           Maturity    Balanced    Assets
    Fund        Fund           Combined                   Description                     Coupon     Date        Fund       Fund
------------  ------------   ----------------------------------------------------------  --------  --------   ---------  --------
        -       110,000       110,000       Texas Instruments, Inc. +
                                            Energy Services                                                     1.0%        1.5%
        -        40,300        40,300       Nabors Industries, Inc. +
        -        45,000        45,000       Noble Drilling Corp. +
        -        60,000        60,000       Santa Fe International Corp.
    9,200             -         9,200       Schlumberger Ltd.
                                            Energy Sources                                                      3.4%        2.4%
    7,500             -         7,500       AES Corp.
   10,800        47,400        58,200       Apache Corp.
        -        28,400        28,400       Burlington Resources Inc.
        -        60,000        60,000       Devon Energy Corp.
   10,296        32,500        42,796       Exxon Mobil Corp.
                                            Financial Services                                                  6.5%        9.0%
   13,600             -        13,600       Allmerica Financial Corp.
        -        75,000        75,000       American Express Co.
        -        77,400        77,400       Capital One Financial Corp.
   19,533       180,000       199,533       Citigroup, Inc.
   16,300       223,340       239,640       J P Morgan Chase & Co., Inc.
        -        70,000        70,000       Lehman Brothers Holdings, Inc.
   10,900        42,900        53,800       Morgan Stanley Dean Witter & Co.
        -       100,000       100,000       Providian Financial Corp.
   24,000             -        24,000       Stilwell Financial, Inc.
                                            Food, Beverage & Tobacco                                            0.8%        0.5%
   11,000             -        11,000       H.J. Heinz & Co.
        -        45,000        45,000       Philip Morris Cos., Inc.
                                            Forest Products                                                     0.0%        0.5%
        -        70,000        70,000       Georgia-Pacific Group
                                            Household Products                                                  1.8%        0.0%
    7,100             -         7,100       Colgate-Palmolive Co.
   19,000             -        19,000       Gillette Co.
                                            Internet Content                                                    1.2%        0.0%
   18,700             -        18,700       eBay, Inc. +
                                            Leisure & Tourism                                                   1.3%        0.0%
   23,000             -        23,000       Harrah's Entertainment, Inc. +
                                            Medical Products                                                    0.0%        2.1%
        -        65,800        65,800       Amgen, Inc. +
        -        52,100        52,100       Johnson & Johnson Co.
                                            Metals & Mining                                                     2.4%        0.0%
   17,200             -        17,200       Alcoa, Inc.
    6,500             -         6,500       Minnesota Mining & Manufacturing Co.
                                            Pharmaceuticals                                                    11.0%        7.6%
   14,400             -        14,400       Abbott Laboratories, Inc.
   14,800             -        14,800       American Home Products Corp.
        -        50,000        50,000       Biogen, Inc. +
        -        90,000        90,000       Bristol Myers Squibb Co.
   13,800        23,200        37,000       Genentech, Inc. +

             Principal/Shares                                                                              Market Value
----------------------------------------------                                                   -----------------------------------
              Balanced         Pro Forma                                                Pro Forma             Balanced    Pro Forma
Balanced       Assets          Combined                   Description                   Combined  Balanced     Assets      Combined
------------  ------------   --------------------------------------------------------   --------- ----------  ----------  ----------
        -       110,000       110,000       Texas Instruments, Inc. +                                    -     3,407,800   3,407,800
                                            Energy Services                                1.4%
        -        40,300        40,300       Nabors Industries, Inc. +                                    -     2,089,152   2,089,152
        -        45,000        45,000       Noble Drilling Corp. +                                       -     2,077,200   2,077,200
        -        60,000        60,000       Santa Fe International Corp.                                 -     1,950,000   1,950,000
    9,200             -         9,200       Schlumberger Ltd.                                      530,012             -     530,012
                                            Energy Sources                                 2.6%
    7,500             -         7,500       AES Corp.                                              374,700             -     374,700
   10,800        47,400        58,200       Apache Corp.                                           622,188     2,730,714   3,352,902
        -        28,400        28,400       Burlington Resources Inc.                                    -     1,270,900   1,270,900
        -        60,000        60,000       Devon Energy Corp.                                           -     3,492,000   3,492,000
   10,296        32,500        42,796       Exxon Mobil Corp.                                      833,976     2,632,500   3,466,476
                                            Financial Services                             8.7%
   13,600             -        13,600       Allmerica Financial Corp.                              705,704             -     705,704
        -        75,000        75,000       American Express Co.                                         -     3,097,500   3,097,500
        -        77,400        77,400       Capital One Financial Corp.                                  -     4,295,700   4,295,700
   19,533       180,000       199,533       Citigroup, Inc.                                        878,594     8,096,400   8,974,994
   16,300       223,340        239,640      J P Morgan Chase & Co., Inc.                           731,870    10,027,966  10,759,836
        -        70,000        70,000       Lehman Brothers Holdings, Inc.                               -     4,389,000   4,389,000
   10,900        42,900        53,800       Morgan Stanley Dean Witter & Co.                       583,150     2,295,150   2,878,300
        -       100,000       100,000       Providian Financial Corp.                                    -     4,905,000   4,905,000
   24,000             -        24,000       Stilwell Financial, Inc.                               643,680             -     643,680
                                            Food, Beverage & Tobacco                       0.6%
   11,000             -        11,000       H.J. Heinz & Co.                                       442,200             -     442,200
        -        45,000        45,000       Philip Morris Cos., Inc.                                     -     2,135,250   2,135,250
                                            Forest Products                                0.5%
        -        70,000        70,000       Georgia-Pacific Group                                        -     2,058,000   2,058,000
                                            Household Products                             0.2%
    7,100             -         7,100       Colgate-Palmolive Co.                                  392,346             -     392,346
   19,000             -        19,000       Gillette Co.                                           592,230             -     592,230
                                            Internet Content                               0.1%
   18,700             -        18,700       eBay, Inc. +                                           676,706             -     676,706
                                            Leisure & Tourism                              0.1%
   23,000             -        23,000       Harrah's Entertainment, Inc. +                         676,890             -     676,890
                                            Medical Products                               1.8%
        -        65,800        65,800       Amgen, Inc. +                                                -     3,960,338   3,960,338
        -        52,100        52,100       Johnson & Johnson Co.                                        -     4,557,187   4,557,187
                                            Metals & Mining                                0.3%
   17,200             -        17,200       Alcoa, Inc.                                            618,340             -     618,340
    6,500             -         6,500       Minnesota Mining & Manufacturing Co.                   675,350             -     675,350
                                            Pharmaceuticals                                8.0%
   14,400             -        14,400       Abbott Laboratories, Inc.                              679,536             -     679,536
   14,800             -        14,800       American Home Products Corp.                           869,500             -     869,500
        -        50,000        50,000       Biogen, Inc. +                                               -     3,165,625   3,165,625
        -        90,000        90,000       Bristol Myers Squibb Co.                                     -     5,346,000   5,346,000
   13,800        23,200        37,000       Genentech, Inc. +                                      696,900     1,171,600   1,868,500


                 SunAmerica Equity Funds Balanced Assets Fund
                      North American Funds Balanced Fund
                  Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                  (unaudited)


             Principal/Shares
----------------------------------------------
  North        SunAmerica                                                                                      North     SunAmerica
 American     Equity Funds                                                                                    American  Equity Funds
  Funds         Balanced                                                                                       Funds      Balanced
 Balanced        Assets        Pro Forma                                                           Maturity   Balanced     Assets
   Fund           Fund         Combined                   Description                     Coupon     Date       Fund        Fund
------------  ------------   ----------------------------------------------------------  --------  --------   ---------  --------
   21,800             -        21,800       King Pharmaceuticals, Inc. +
    9,600       106,900       116,500       Merck & Co., Inc.
   17,800       142,200       160,000       Pfizer, Inc.
   14,800        90,000       104,800       Pharmacia Corp.
        -        90,000        90,000       Schering Plough Corp.
   10,800             -        10,800       Teva Pharmaceutical Industries Ltd. ADR
                                            Retail Stores                                                        3.5%        4.6%
        -       180,000       180,000       Gap, Inc.
        -        50,000        50,000       Home Depot, Inc.
   18,200             -        18,200       Radioshack Corp.
   16,900        96,000       112,900       Target Corp.
   12,400       185,000       197,400       Wal Mart Stores, Inc.
                                            Telecommunications                                                   5.6%        1.4%
        -        12,500        12,500       CIENA Corp. +
   32,600        64,500        97,100       General Motors Corp., Class H +
   30,300             -        30,300       Nextel Communications, Inc., Class A +
        -        70,000        70,000       QUALCOMM, Inc. +
   20,318             -        20,318       Qwest Communications International, Inc. +
   15,000             -        15,000       SBC Communications, Inc.
   11,900             -        11,900       Verizon Communications
                                            Transportation                                                       0.9%        0.0%
   28,100             -        28,100       Norfolk Southern Corp.
                                            Utilities                                                            4.0%        1.4%
        -        75,000        75,000       Calpine Corp. +
   16,800             -        16,800       Duke Energy Co.
   12,553             -        12,553       El Paso Corp.
        -        28,400        28,400       Exelon Corp.
   18,000             -        18,000       Unocal Corp.
                                            Total Common Stock
                                               (cost $40,438,963; 233,690,565; $274,129,528)

                                            BONDS & NOTES                                                       19.9%        8.7%
                                            Aerospace & Military Technology                                      0.0%        1.0%
        -     4,000,000     4,000,000       Lockheed Martin Corp.                            7.25  05/15/06
                                            Automotive                                                           0.0%        1.1%
        -     5,000,000     5,000,000       Daimler Chrysler Corp.                           7.45  03/01/27
                                            Electronics                                                          0.0%        0.7%
        -     3,000,000     3,000,000       Texas Instruments, Inc.                          6.13  02/01/06
                                            Financial Services                                                   0.0%        4.7%
        -     5,000,000     5,000,000       CS First Boston Mortgage Securities Corp.        6.48  05/17/08
        -     5,000,000     5,000,000       Ford Motor Credit Co.                            8.00  06/15/02
        -     5,000,000     5,000,000       Goldman Sachs Group LP *                         6.60  07/15/02
        -     4,000,000     4,000,000       Morgan Stanley Group, Inc.                       6.88  03/01/07
                                            Food, Beverage & Tobacco                                             0.0%        1.2%
        -     5,000,000     5,000,000       Hershey Foods Corp.                              7.20  08/15/27
                                            Telecommunications                                                   7.7%        0.0%

             Principal/Shares                                                                              Market Value
----------------------------------------------                                                   -----------------------------------
              Balanced         Pro Forma                                                Pro Forma             Balanced    Pro Forma
Balanced       Assets          Combined                   Description                   Combined  Balanced     Assets      Combined
------------  ------------   --------------------------------------------------------   --------- ----------  ----------  ----------
   21,800             -        21,800       King Pharmaceuticals, Inc. +                           888,350            -      888,350
    9,600       106,900       116,500       Merck & Co., Inc.                                      728,640    8,113,710    8,842,350
   17,800       142,200       160,000       Pfizer, Inc.                                           728,910    5,823,090    6,552,000
   14,800        90,000       104,800       Pharmacia Corp.                                        745,476    4,533,300    5,278,776
        -        90,000        90,000       Schering Plough Corp.                                        -    3,287,700    3,287,700
   10,800             -        10,800       Teva Pharmaceutical Industries Ltd. ADR                589,950            -      589,950
                                            Retail Stores                                  4.5%
        -       180,000       180,000       Gap, Inc.                                                    -    4,269,600    4,269,600
        -        50,000        50,000       Home Depot, Inc.                                             -    2,155,000    2,155,000
   18,200             -        18,200       Radioshack Corp.                                       667,758            -      667,758
   16,900        96,000       112,900       Target Corp.                                           609,752    3,463,680    4,073,432
   12,400       185,000       197,400       Wal Mart Stores, Inc.                                  626,200    9,342,500    9,968,700
                                            Telecommunications                             1.9%
        -        12,500        12,500       CIENA Corp. +                                                -      521,875      521,875
   32,600        64,500        97,100       General Motors Corp., Class H +                        635,700    1,257,750    1,893,450
   30,300             -        30,300       Nextel Communications, Inc., Class A +                 435,563            -      435,563
        -        70,000        70,000       QUALCOMM, Inc. +                                             -    3,963,750    3,963,750
   20,318             -        20,318       Qwest Communications International, Inc. +             712,146            -      712,146
   15,000             -        15,000       SBC Communications, Inc.                               669,450            -      669,450
   11,900             -        11,900       Verizon Communications                                 586,670            -      586,670
                                            Transportation                                 0.1%
   28,100             -        28,100       Norfolk Southern Corp.                                 470,394                   470,394
                                            Utilities                                      1.7%
        -        75,000        75,000       Calpine Corp. +                                              -    4,130,250    4,130,250
   16,800             -        16,800       Duke Energy Co.                                        718,032            -      718,032
   12,553             -        12,553       El Paso Corp.                                          819,711            -      819,711
        -        28,400        28,400       Exelon Corp.                                                 -    1,863,040    1,863,040
   18,000             -        18,000       Unocal Corp.                                           622,260            -      622,260
                                            Total Common Stock                                   ----------  -----------  ----------
                                               (cost $40,438,963; 233,690,565;
                                                 $274,129,528)                                   34,696,442  220,257,001 254,953,443
                                                                                                 ----------  ----------- -----------
                                            BONDS & NOTES                                 10.1%
                                            Aerospace & Military Technology                0.9%
        -     4,000,000     4,000,000       Lockheed Martin Corp.                                              4,191,920   4,191,920
                                            Automotive                                     1.0%
        -     5,000,000     5,000,000       Daimler Chrysler Corp.                                             4,614,400   4,614,400
                                            Electronics                                    0.6%
        -     3,000,000     3,000,000       Texas Instruments, Inc.                                            3,013,830   3,013,830
                                            Financial Services                             4.2%
        -     5,000,000     5,000,000       CS First Boston Mortgage Securities Corp.                          5,082,423   5,082,423
        -     5,000,000     5,000,000       Ford Motor Credit Co.                                              5,150,250   5,150,250
        -     5,000,000     5,000,000       Goldman Sachs Group LP *                                           5,088,040   5,088,040
        -     4,000,000     4,000,000       Morgan Stanley Group, Inc.                                         4,138,560   4,138,560
                                            Food, Beverage & Tobacco                       1.1%
        -     5,000,000     5,000,000       Hershey Foods Corp.                                                5,173,000   5,173,000
                                            Telecommunications                             0.9%

                 SunAmerica Equity Funds Balanced Assets Fund
                      North American Funds Balanced Fund
                  Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                  (unaudited)


             Principal/Shares
----------------------------------------------
  North        SunAmerica                                                                                      North     SunAmerica
 American     Equity Funds                                                                                    American  Equity Funds
  Funds         Balanced                                                                                       Funds      Balanced
 Balanced        Assets        Pro Forma                                                           Maturity   Balanced     Assets
   Fund           Fund         Combined                   Description                     Coupon     Date       Fund        Fund
------------  ------------   ----------------------------------------------------------  --------  --------   ---------  --------
  750,000             -       750,000       Esat Holdings                                            02/01/07
  500,000             -       500,000       Esat Telecommunications Group PLC                11.88   12/01/08
1,500,000             -     1,500,000       Metronet Communications Corp.                    10.75   06/15/08
  250,000             -       250,000       Public Service Company                            7.10   08/01/05
  250,000             -       250,000       Rogers Cantel Mobile, Inc.                        9.75   06/01/16
1,000,000             -     1,000,000       Worldcom, Inc                                     7.75   04/01/07
                                            Utilities                                                           12.2%        0.0%
1,250,000             -     1,250,000       Conmmonwealth Edison Co.                          8.38   09/15/22
  500,000             -       500,000       Consumers Energy Co.                              7.38   09/15/23
  600,000             -       600,000       El Paso Electric Co.                              9.40   05/01/11
1,000,000             -     1,000,000       Indiana & Michigan Power Co.                      8.50   12/15/22
  250,000             -       250,000       Niagara Mohawk Power Corp.                        8.50   07/01/23
  500,000             -       500,000       NRG Northeast Generating LLC                      9.29   12/15/24
1,000,000             -     1,000,000       Pennsylvania Power Co.                            8.50   07/15/22
  250,000             -       250,000       Texas Electric Utilities Co.                      7.88   04/01/24
1,000,000             -     1,000,000       Texas Electric Utilities Co.                      8.50   08/01/24
                                            Total Bonds & Notes
                                               (cost $10,608,602; $36,365,874; $46,947,476)

                                            U.S. GOVERNMENT AND AGENCIES                                        11.3%       32.7%
  200,000             -       200,000       Federal Home Loan Banks                           5.13   09/15/03
  500,000             -       500,000       Federal Home Loan Mortgage Corp.                  6.65   03/10/04
1,000,000             -     1,000,000       Federal Home Loan Mortgage Corp.                  6.88   01/15/05
        -     5,000,000     5,000,000       Federal Home Loan Mortgage Corp.                  7.00   07/15/05
        -     3,620,000     3,620,000       Federal National Mortgage Association             5.75   04/15/03
        -     1,000,000     1,000,000       Federal National Mortgage Association             5.75   02/15/08
  400,000             -       400,000       Federal National Mortgage Association             6.00   05/15/08
        -     1,488,585     1,488,585       Federal National Mortgage Association             6.50   09/01/10
1,000,000             -     1,000,000       Federal National Mortgage Association             7.25   01/15/10
  230,173             -       230,173       Government National Mortgage Association          6.50   06/15/29
  173,271             -       173,271       Government National Mortgage Association          7.00   12/15/22
  431,926             -       431,926       Government National Mortgage Association          7.00   11/15/28
  186,510             -       186,510       Government National Mortgage Association          8.00   04/15/30
        -     9,720,797     9,720,797       Overseas Private Investment Corp.                 6.99   01/15/09
1,000,000             -     1,000,000       Resolution Funding FBE Strips                     0.00   04/15/09
        -     4,351,953     4,351,953       Small Business Administration                     6.30   06/01/18
        -    37,000,000    37,000,000       United States Treasury Bonds                      5.38   02/15/31
        -    46,000,000    46,000,000       United States Treasury Bonds                      6.25   05/15/30
        -    22,000,000    22,000,000       United States Treasury Notes                      5.00   02/15/11
1,000,000             -     1,000,000       United States Treasury Notes                      7.25   05/15/04
                                            Total U.S. Government and Agencies
                                               (cost $5,703,580; $136,223,611;$ 141,927,191)
                                            Total Investment Securities                                         95.4%       94.6%
                                                (cost $56,751,145; $406,280,050; $463,031,195)
                                            SHORT-TERM SECURITIES                                                0.0%        0.0%
    1,000             -         1,000       SSGA Money Market Fund (cost $1,000; $0; $1,000)   5.00

             Principal/Shares                                                                              Market Value
----------------------------------------------                                                   -----------------------------------
              Balanced         Pro Forma                                                Pro Forma             Balanced    Pro Forma
Balanced       Assets          Combined                   Description                   Combined  Balanced     Assets      Combined
------------  ------------   --------------------------------------------------------   --------- ----------  ----------  ----------
  750,000             -       750,000       Esat Holdings                                           755,703                  755,704
  500,000             -       500,000       Esat Telecommunications Group PLC                       576,630                  576,630
1,500,000             -     1,500,000       Metronet Communications Corp.                         1,287,825                1,287,825
  250,000             -       250,000       Public Service Company                                  245,698                  245,698
  250,000             -       250,000       Rogers Cantel Mobile, Inc.                              268,750                  268,750
1,000,000             -     1,000,000       Worldcom, Inc                                         1,015,190                1,015,190
                                            Utilities                                     1.4%
                      -     1,250,000       Conmmonwealth Edison Co.                              1,303,055                1,303,055
  500,000             -       500,000       Consumers Energy Co.                                    475,829                  475,829
  600,000             -       600,000       El Paso Electric Co.                                    662,070                  662,070
                      -     1,000,000       Indiana & Michigan Power Co.                          1,062,042                1,062,042
  250,000             -       250,000       Niagara Mohawk Power Corp.                              262,523                  262,523
  500,000             -       500,000       NRG Northeast Generating LLC                            528,310                  528,310
1,000,000             -     1,000,000       Pennsylvania Power Co.                                1,018,310                1,018,310
  250,000             -       250,000       Texas Electric Utilities Co.                            244,375                  244,375
1,000,000             -     1,000,000       Texas Electric Utilities Co.                          1,058,510                1,058,510
                                            Total Bonds & Notes                                  ----------- ----------   ----------
                                               (cost $10,608,602; $36,365,874;
                                                $46,947,476)                                     10,764,819  36,452,423   47,217,243
                                                                                                 ----------- ----------   ----------

                                            U.S. GOVERNMENT AND AGENCIES                   30.2%
  200,000             -       200,000       Federal Home Loan Banks                                 201,750          -       201,750
  500,000             -       500,000       Federal Home Loan Mortgage Corp.                        524,780          -       524,780
1,000,000             -     1,000,000       Federal Home Loan Mortgage Corp.                      1,061,720          -     1,061,720
        -     5,000,000     5,000,000       Federal Home Loan Mortgage Corp.                              -  5,345,300     5,345,300
        -     3,620,000     3,620,000       Federal National Mortgage Association                         -  3,697,504     3,697,504
        -     1,000,000     1,000,000       Federal National Mortgage Association                         -  1,014,370     1,014,370
  400,000             -       400,000       Federal National Mortgage Association                   411,188          -       411,188
        -     1,488,585     1,488,585       Federal National Mortgage Association                         -  1,510,913     1,510,913
1,000,000             -     1,000,000       Federal National Mortgage Association                 1,105,310          -     1,105,310
  230,173             -       230,173       Government National Mortgage Association                230,100          -       230,100
  173,271             -       173,271       Government National Mortgage Association                176,737          -       176,737
  431,926             -       431,926       Government National Mortgage Association                438,811          -       438,811
  186,510             -       186,510       Government National Mortgage Association                192,512          -       192,512
        -     9,720,797     9,720,797       Overseas Private Investment Corp.                             - 10,212,854    10,212,854
1,000,000             -     1,000,000       Resolution Funding FBE Strips                           657,330          -       657,330
        -     4,351,953     4,351,953       Small Business Administration                                 -  4,343,435     4,343,435
        -    37,000,000    37,000,000       United States Treasury Bonds                                  - 36,526,030    36,526,030
        -    46,000,000    46,000,000       United States Treasury Bonds                                  - 50,535,140    50,535,140
        -    22,000,000    22,000,000       United States Treasury Notes                                  - 22,113,520    22,113,520
1,000,000
                      -     1,000,000       United States Treasury Notes                          1,079,840          -     1,079,840
                                                                                                 ----------- ----------   ----------
                                            Total U.S. Government and Agencies
                                               (cost $5,703,580; $136,223,611;
                                                $141,927,191)                                     6,080,078 135,299,066  141,379,143
                                                                                                 ----------- ----------   ----------
                                            Total U.S. Government Securities               94.8%
                                                (cost $56,751,145; $406,280,050;
                                                 $463,031,195)                                   51,541,339 392,008,490  443,549,829
                                                                                                 ---------- -----------  -----------
                                            SHORT-TERM SECURITIES                           0.0%
    1,000             -         1,000       SSGA Money Market Fund (cost $1,000;
                                                $0; $1,000)                                           1,000           -        1,000


                 SunAmerica Equity Funds Balanced Assets Fund
                      North American Funds Balanced Fund
                  Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                  (unaudited)


             Principal/Shares
----------------------------------------------
  North        SunAmerica                                                                                       North    SunAmerica
 American     Equity Funds                                                                                     American Equity Funds
  Funds         Balanced                                                                                        Funds     Balanced
 Balanced        Assets        Pro Forma                                                           Maturity    Balanced    Assets
   Fund           Fund         Combined                   Description                     Coupon     Date        Fund       Fund
------------  ------------   ----------------------------------------------------------  --------  --------   --------- ------------
                                            REPURCHASE AGREEMENTS                                                    4.2%      3.1%
2,261,000             -     2,261,000       State Street Bank & Trust Co. Joint Repurchase
                                            Agreement                                         5.25  04/02/01
        -    12,796,000    12,796,000       State Street Bank & Trust Co. Joint Repurchase
                                            Agreement                                         5.15  04/02/01
                                            Total Repurchase Agreements
                                                (cost $2,261,000; $12,796,000; $15,057,000)
                                            TOTAL INVESTMENTS                                                       99.6%     97.7%
                                                (cost $59,013,145; $419,076,050; $478,089,195)
                                            Other assets less liabilities (1)                                        0.4%      2.3%
                                                                                                                ---------  --------
                                            Net Assets                                                             100.0%    100.0%
                                                                                                                =========  ========

             Principal/Shares                                                                           Market Value
----------------------------------------------                                                -------------------------------------
              Balanced         Pro Forma                                             Pro Forma             Balanced       Pro Forma
Balanced       Assets          Combined                   Description                Combined  Balanced     Assets         Combined
------------  ------------   -----------------------------------------------------   --------- ----------  ----------  ------------
                                            REPURCHASE AGREEMENTS                      3.2%
2,261,000             -     2,261,000       State Street Bank & Trust Co. Joint
                                               Repurchase Agreement                            2,261,000            -     2,261,000
        -    12,796,000    12,796,000       State Street Bank & Trust Co. Joint
                                               Repurchase Agreement                                  -     12,796,000    12,796,000
                                                                                             ----------- ------------  ------------
                                            Total Repurchase Agreements                        2,261,000   12,796,000    15,057,000
                                                (cost $2,261,000; 12,796,000;                ----------- ------------  ------------
                                                 $15,057,000)
                                            TOTAL INVESTMENTS                         98.0%   53,803,339  404,804,490   458,607,829
                                                (cost $59,013,145; $419,076,050;
                                                  $478,089,195)
                                            Other assets less liabilities (1)          2.0%      213,468    9,352,676     9,554,374
                                                                                   --------  ----------- ------------  ------------
                                            Net Assets                               100.0%  $54,016,808 $414,157,167  $468,162,203
                                                                                   ========  =========== ============= ============


+ Non-income producing security
* Resale restricted to qualified institutional buyers
ADR ("American Depository Receipt")

(1) To adjust ($11,772) for prepaid expenses on the North American Funds Balanced Fund to be expensed prior to the reorganization

Management does not anticipate having to sell any securities as a result of the reorganization, however, securities may be sold due to differing portfolio management style.

See Notes to Pro Forma Financial Statements

                 SUNAMERICA EQUITY FUNDS BALANCED ASSETS FUND
                      NORTH AMERICAN FUNDS BALANCED FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                MARCH 31, 2001
                                  (unaudited)


1.   BASIS OF COMBINATION

     The Pro Forma Combined Statement of Assets and Liabilities, including the Portfolio of Investments at March 31, 2001, and related Statement of Operations ("Pro Forma Statements") for the twelve months ended March 31, 2001, reflect the accounts of the Balanced Assets Fund ("Balanced Assets") a separately managed portfolio of SunAmerica Equity Funds, and Balanced Fund ("Balanced") a separately managed portfolio of North American Funds. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of Balanced Class A, Class B, Class C, and Class I shares as of the close of business on March 31, 2001. American International Group, Inc. will pay the cost of the reorganization.

     The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Balanced in exchange for shares of Balanced Assets. In conjunction with the reorganization, Balanced Assets is the surviving fund.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of Balanced Assets and Balanced included in their respective Statements of Additional Information.

2.   VALUATION

     Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market markers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sale price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Portfolios may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Directors. Short-term securities which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

3.   CAPITAL SHARES

     The pro forma combined net asset value per share assumes the issuance of additional shares of Balanced Assets which would have been issued at March 31, 2001 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the March 31, 2001 net asset value of Balanced Assets Class A ($14.97), Class B ($14.92), and Class II ($14.94). Class I shares will be offered on Balanced Assets and will assume the net asset value of Class A. The Class C shares of Balanced will receive Class II shares of Balanced Assets.

      The pro forma number of shares outstanding are determined as follows:

                                        Class A           Class B          Class II       Class I
----------------------------------- ---------------- ----------------- --------------- -------------
Shares of Balanced Assets              17,644,795        8,277,263         1,773,072            0
----------------------------------- ---------------- ----------------- --------------- -------------
Additional Shares to be issued to
Balanced                                  486,620          829,776         1,956,894      340,954
----------------------------------- ---------------- ----------------- --------------- -------------
Pro Forma
Shares outstanding                     18,131,415        9,107,039         3,729,966      340,954
----------------------------------- ---------------- ----------------- --------------- -------------

     These pro forma financial statements assume that all shares of Balanced Class A, Class B, Class C, and Class I outstanding on March 31, 2001 were exchanged, tax free, for Balanced Assets Class A, Class B, Class II, and Class I shares, respectively.

4.   PRO FORMA OPERATING EXPENSES

     The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of Balanced Assets, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro forma operating expenses include the expenses of Balanced Assets and Balanced combined, adjusted for certain items which are factually supportable. Advisory fees have been charged to the combined entity based upon the contract in effect for Balanced Assets at the level of assets of the combined fund for the stated period.

SUNAMERICA EQUITY FUNDS BLUE CHIP GROWTH FUND
NORTH AMERICAN FUNDS LARGE CAP GROWTH FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(unaudited)

                                                               North American     SunAmerica Equity                     Pro Forma
                                                               Funds Large Cap     Funds Blue Chip    Pro Forma         Combined
                                                                  Growth Fund       Growth Fund       Adjustments        (Note 1)
                                                               --------------     ----------------   ------------      ------------
ASSETS:
Investment securities, at value (identified cost $59,883,479,
$131,445,986, and $191,329,465, respectively)                    $ 51,473,796       $121,127,918               --      $172,601,714
Short-term securities (identified cost $1,000, $0, and
$1,000, respectively)                                                   1,000               --                 --             1,000
Repurchase agreements (cost equals market)                          3,520,000         28,757,000               --        32,277,000
Cash                                                                      660                817               --             1,477
Receivable for investments sold                                     2,032,129          5,727,420               --         7,759,549
Receivable for shares of beneficial interest sold                      13,752            265,425               --           279,177
Interest and dividends receivable                                      43,345            133,202               --           176,547
Prepaid expenses and other assets                                     324,708              2,462          (73,188) (A)      253,982
Receivable for foreign tax withholding reclaims                            86                 --               --                86
                                                                 ------------       ------------     ------------      ------------
          Total assets                                             57,409,476        156,014,244          (73,188)      213,350,532
                                                                 ------------       ------------     ------------      ------------

LIABILITIES:
Payable for investments purchased                                     285,413                 --               --           285,413
Payable for shares of beneficial interest redeemed                     33,840            385,390               --           419,230
Investment advisory and management
  fees payable                                                          4,914            103,903               --           108,817
Distribution and service maintenance
  fees payable                                                         36,534             79,827               --           116,361
Other accrued expenses                                                182,118            126,043               --           308,161
                                                                 ------------       ------------     ------------      ------------
          Total liabilities                                           542,819            695,163                0         1,237,982
                                                                 ------------       ------------     ------------      ------------
                    Net assets                                   $ 56,866,657       $155,319,081     ($    73,188)     $212,112,550
                                                                 ============       ============     ============      ============
NET ASSETS WERE COMPOSED OF:
Common Stock, $.001, $.01, and $.01, par value                        $ 4,903           $ 92,826      $    29,749  (B)      127,478
Paid-in capital                                                    86,938,453        167,956,596          (29,749) (B)  254,865,300
                                                                 ------------       ------------     ------------      ------------
                                                                   86,943,356        168,049,422                0       254,992,778
Accumulated undistributed net
  investment income (loss)                                         (1,124,308)          (287,831)         (73,188) (A)   (1,485,327)

Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                     (20,542,694)        (2,124,442)              --       (22,667,136)

Net unrealized appreciation (depreciation) on
   investments                                                     (8,409,683)       (10,318,068)              --       (18,727,751)

Net unrealized appreciation (depreciation) of foreign
  currency, and other assets and liabilities                              (14)                --               --               (14)
                                                                 ------------       ------------     ------------      ------------
                    Net assets                                  $  56,866,657      $ 155,319,081      ($   73,188)     $212,112,550
                                                                 ============       ============     ============      ============

SUNAMERICA EQUITY FUNDS BLUE CHIP GROWTH FUND
NORTH AMERICAN FUNDS LARGE CAP GROWTH FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(unaudited)

                                                   North American       SunAmerica Equity                           Pro Forma
                                                   Funds Large Cap       Funds Blue Chip      Pro Forma              Combined
                                                      Growth Fund         Growth Fund        Adjustments             (Note 1)
                                                    -------------       -----------------    ------------          ------------
Class A:
     Net assets                                      $ 6,870,643       $   101,438,796         ($8,843) (A)       $108,300,596
     Shares outstanding                                  579,537             5,895,625        (180,827) (B)          6,294,335
     Net asset value and redemption price per
      share                                          $     11.86       $         17.21              --            $      17.21
     Maximum sales charge (5.75% of offering
       price)                                               0.72                  1.05              --                    1.05
                                                     -----------       ---------------     -----------            ------------
     Maximum offering price to public                $     12.58       $         18.26              --            $      18.26
                                                     ===========       ===============     ===========            ============
Class B:
     Net assets                                      $22,463,736       $    45,213,129        ($28,911) (A)       $ 67,647,954
     Shares outstanding                                1,969,356             2,841,331        (559,248) (B)          4,251,439
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)              $     11.41       $         15.91              --            $      15.91
                                                     ===========       ===============     ===========            ============

Class II:
     Net assets                                               --       $     8,667,156     $12,142,278 (D)        $ 20,809,434
     Shares outstanding                                       --               545,600         764,146 (B)(D)        1,309,746
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                  --       $         15.89              --            $      15.89
     Maximum sales charge (1.00% of offering
       price)                                                 --                  0.16              --                    0.16
                                                     -----------       ---------------     -----------            ------------
     Maximum offering price to public                         --       $         16.05              --            $      16.05
                                                     ===========       ===============     ===========            ============

Class C:
     Net assets                                      $12,157,925                    --    ($12,157,925) (A)(D)    $          0
     Shares outstanding                                1,066,645                    --      (1,066,645) (B)(D)               0
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)              $     11.40                    --              --                      --
                                                     ===========       ===============     ===========            ============

Class I:
     Net assets                                      $15,374,353                    --        ($19,787) (A)       $ 15,354,566
     Shares outstanding                                1,287,367                    --        (395,178) (B)(C)         892,189
     Net asset value, offering and redemption
      price per share                                $     11.94       $         17.21              --            $      17.21
                                                     ===========       ===============     ===========            ============

(A) To adjust for the remaining balances of any prepaid expenses on the North American Funds Large Cap Growth Fund to be expensed prior to the reorganization
(B) To adjust for a tax free exchange of North American Funds Large Cap Growth shares for shares of SunAmerica Equity Funds Blue Chip Growth
(C) Class I shares will be offered on SunAmerica Equity Funds Blue Chip Growth and will assume the net asset value of Class A
(D) Class C shares of North American Funds Large Cap Growth will receive Class II shares of SunAmerica Equity Funds Blue Chip Growth

See Notes to Pro Forma Financial Statements

SUNAMERICA EQUITY FUNDS BLUE CHIP GROWTH FUND
NORTH AMERICAN FUNDS LARGE CAP GROWTH FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(unaudited)

                                                                North American  SunAmerica Equity                      Pro Forma
                                                                Funds Large Cap  Funds Blue Chip      Pro Forma         Combined
                                                                  Growth Fund     Growth Fund        Adjustments        (Note 1)
                                                                ---------------  ----------------  ---------------    -------------
INVESTMENT INCOME:
Income:
     Interest                                                   $     250,310    $   1,382,543    $              0   $   1,632,853
     Dividends*                                                       368,094        1,086,818                   0       1,454,912
                                                                -------------    -------------    ----------------   -------------
            Total investment income                                   618,404        2,469,361                   0       3,087,765
                                                                -------------    -------------    ----------------   -------------
Expenses:
     Investment advisory and management fees                          566,922        1,522,412             (88,753)(E)   2,000,581
     Distribution and service maintenance fees
        Class A                                                        26,175          468,536                   0         494,711
        Class B                                                       255,862          609,235                   0         865,097
        Class II                                                            0           81,977             137,192 (D)     219,169
        Class C                                                       137,192                0            (137,192)(D)           0
        Class I                                                        42,429                0                   0          42,429
     Transfer agent fees and expenses                                 352,767                0            (352,767)(E)           0
        Class A                                                             0          335,300              18,696 (E)     353,996
        Class B                                                             0          158,921              66,524 (E)     225,445
        Class II                                                            0           19,909              38,414 (E)      58,323
        Class I                                                             0                0              49,218 (E)      49,218
     Registration fees                                                 44,335                0             (44,335)(E)           0
        Class A                                                             0           14,290               3,710 (E)      18,000
        Class B                                                             0           14,414               1,586 (E)      16,000
        Class II                                                            0            6,621               2,879 (E)       9,500
        Class I                                                             0                0               9,500 (E)       9,500
     Accounting/administration                                         68,602                0             (68,602)(E)           0
     Custodian fees and expenses                                       35,181           87,464             (15,947)(E)     106,698
     Audit and legal fees                                              30,606           25,530             (23,636)(F)      32,500
     Miscellaneous expenses                                            32,371           37,789             (31,160)(F)      39,000
                                                                -------------    -------------    ----------------   -------------
        Total expenses                                              1,592,442        3,382,398            (434,673)      4,540,167
        Less: expenses waived/reimbursed by investment adviser       (529,684)          (2,846)            515,558 (G)     (16,972)
        Less: custody credits earned on cash balances                       0             (166)                  0            (166)
                                                                -------------    -------------    ----------------   -------------
        Net expenses                                                1,062,758        3,379,386              80,885       4,523,029
                                                                -------------    -------------    ----------------   -------------
Net investment income (loss)                                         (444,354)        (910,025)            (80,885)     (1,435,264)
                                                                -------------    -------------    ----------------   -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                           (22,176,123)      12,802,098                   0      (9,374,025)
Net change in unrealized appreciation/depreciation of
  investments                                                      (3,114,284)     (90,404,263)                  0     (93,518,547)
                                                                -------------    -------------    ----------------   -------------
Net realized and unrealized gain (loss) on investments,
foreign currency and other assets and liabilities                 (25,290,407)     (77,602,165)                  0    (102,892,572)
                                                                -------------    -------------    ----------------   -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:                                             ($ 25,734,761)   ($ 78,512,190)           ($80,885)  ($104,327,836)
                                                                =============    =============    ================   =============

*Net of foreign withholding taxes on dividends of               $          --    $       8,434    $             --   $       8,434
                                                                =============    =============    ================   =============

(D) Class C shares of North American Funds Large Cap Growth will receive Class II shares of SunAmerica Equity Funds Blue Chip Growth
(E) Reflects adjustments to expenses based on surviving fund's fee schedules and combined net assets
(F)  Reflects the elimination of duplicate services or fees
(G) Reflects adjustments to expenses waived/reimbused by investment adviser based on pro forma expenses

See Notes to Pro Forma Financial Statements

                  SunAmerica Equity Funds Blue Chip Growth Fund
                   North American Funds Large Cap Growth Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)

         Principal/Shares
-----------------------------------
Large Cap     Blue Chip   Pro Forma                                                            Maturity    Large Cap    Blue Chip
 Growth        Growth     Combined                   Description                    Coupon      Date         Growth      Growth
----------  -----------   ---------  ----------------------------------------      ---------   --------    ---------    ---------
                                     COMMON STOCK                                                               90.5%       78.0%
                                     Aerospace & Military Technology                                             0.5%        0.0%
    5,525                   5,525    Boeing Co.
                                     Apparel & Textiles                                                          0.3%        0.7%
    3,825                   3,825    Nike, Inc.
                58,600     58,600    Oakley, Inc. +
                                     Automotive                                                                  0.3%        0.0%
    4,406                   4,406    Harley Davidson, Inc.
                                     Banks                                                                       0.8%        4.1%
                57,500     57,500    Bank of New York Co., Inc.
    8,731                   8,731    Fifth Third Bancorp
                64,400     64,400    FleetBoston Financial Corp.
                28,700     28,700    Mellon Financial Corp.
                                     Broadcasting & Media                                                        8.4%        5.7%
   56,722       75,000    131,722    AOL Time Warner, Inc.  +
   15,275       70,200     85,475    AT&T Corp.-Liberty Media Corp., Class A +
    6,475                   6,475    Clear Channel Communications, Inc. +
   13,725       58,600     72,325    Comcast Corp., Class A +
                60,000     60,000    EchoStar Communications Corp., Class A +
    2,400                   2,400    Gannett Co., Inc.
    5,300                   5,300    Omnicom Group
                29,200     29,200    Pegasus Communications Corp. +
   17,025                  17,025    Viacom, Inc. +
                                     Business Services                                                           1.4%        0.0%
    5,875                   5,875    Concord EFS , Inc. +
   18,282                  18,282    Devry, Inc.+
                                     Chemicals                                                                   0.5%        0.0%
    4,675                   4,675    Dow Chemical Co.
    3,375                   3,375    du Pont (E.I.) de Nemours & Co.
                                     Communication Equipment                                                     3.5%        1.7%
   64,293      103,900    168,193    Cisco Systems, Inc. +
    8,425                   8,425    Corning, Inc.
    3,625        8,100     11,725    Juniper Networks, Inc. +
                64,300     64,300    Lucent Technologies, Inc.
   12,325                  12,325    Motorola, Inc.
    4,225                   4,225    Tellabs, Inc. +
   22,350                  22,350    Tycom Ltd. +
                                     Computer Software                                                           5.1%        2.7%
   12,300                  12,300    Adobe Systems, Inc.
   42,675       76,000    118,675    Microsoft Corp. +
       22                      22    Momentum Business Applications +
    5,350                   5,350    Siebel Systems, Inc. +
                                     Computers & Business Equipment                                              6.3%        3.7%
   41,200       60,000    101,200    Dell Computer Corp. +

         Principal/Shares                                                                                    Market Value
-----------------------------------                                                            ------------------------------------
Large Cap     Blue Chip   Pro Forma                                                 Pro Forma   Large Cap    Blue Chip   Pro Forma
 Growth        Growth     Combined                   Description                    Combined     Growth       Growth       Combined
----------  -----------   ---------  ----------------------------------------       ---------  -----------  ----------   -----------
                                     COMMON STOCK                                   81.4%
                                     Aerospace & Military Technology                0.1%
    5,525                   5,525    Boeing Co.                                                 307,798                     307,798
                                     Apparel & Textiles                             0.6%
    3,825                   3,825    Nike, Inc.                                                 155,104                     155,104
                58,600     58,600    Oakley, Inc. +                                                        1,041,322      1,041,322
                                     Automotive                                     0.1%
    4,406                   4,406    Harley Davidson, Inc.                                      167,208                     167,208
                                     Banks                                          3.2%
                57,500     57,500    Bank of New York Co., Inc.                                            2,831,300      2,831,300
    8,731                   8,731    Fifth Third Bancorp                                        466,563                     466,563
                64,400     64,400    FleetBoston Financial Corp.                                           2,431,100      2,431,100
                28,700     28,700    Mellon Financial Corp.                                                1,162,924      1,162,924
                                     Broadcasting & Media                           6.4%
   56,722       75,000    131,722    AOL Time Warner, Inc.  +                                 2,277,388    3,011,250      5,288,638
   15,275       70,200     85,475    AT&T Corp.-Liberty Media Corp., Class A +                  213,850      982,800      1,196,650
    6,475                   6,475    Clear Channel Communications, Inc. +                       352,564                     352,564
   13,725       58,600     72,325    Comcast Corp., Class A +                                   575,592    2,457,537      3,033,129
                60,000     60,000    EchoStar Communications Corp., Class A +                              1,661,250      1,661,250
    2,400                   2,400    Gannett Co., Inc.                                          143,328                     143,328
    5,300                   5,300    Omnicom Group                                              439,264                     439,264
                29,200     29,200    Pegasus Communications Corp. +                                          671,600        671,600
   17,025                  17,025    Viacom, Inc. +                                             748,589                     748,589
                                     Business Services                              0.4%
    5,875                   5,875    Concord EFS , Inc. +                                       237,570                     237,570
   18,282                  18,282    Devry, Inc.+                                               549,374                     549,374
                                     Chemicals                                      0.1%
    4,675                   4,675    Dow Chemical Co.                                           147,590                     147,590
    3,375                   3,375    du Pont (E.I.) de Nemours & Co.                            137,362                     137,362
                                     Communication Equipment                        2.2%
   64,293      103,900    168,193    Cisco Systems, Inc. +                                    1,016,633    1,642,919      2,659,552
    8,425                   8,425    Corning, Inc.                                              174,313                     174,313
    3,625        8,100     11,725    Juniper Networks, Inc. +                                   137,605      307,476        445,081
                64,300     64,300    Lucent Technologies, Inc.                                               641,071        641,071
   12,325                  12,325    Motorola, Inc.                                             175,754                     175,754
    4,225                   4,225    Tellabs, Inc. +                                            171,905                     171,905
   22,350                  22,350    Tycom Ltd. +                                               293,902                     293,902
                                     Computer Software                              3.3%
   12,300                  12,300    Adobe Systems, Inc.                                        430,131                     430,131
   42,675       76,000    118,675    Microsoft Corp. +                                        2,333,789    4,156,250      6,490,039
       22                      22    Momentum Business Applications +                               297                         297
    5,350                   5,350    Siebel Systems, Inc. +                                     145,520                     145,520
                                     Computers & Business Equipment                 4.4%
   41,200       60,000    101,200    Dell Computer Corp. +                                    1,058,325    1,541,250      2,599,575

                  SunAmerica Equity Funds Blue Chip Growth Fund
                   North American Funds Large Cap Growth Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)

         Principal/Shares
-----------------------------------
Large Cap     Blue Chip   Pro Forma                                                            Maturity    Large Cap    Blue Chip
 Growth        Growth     Combined                   Description                    Coupon      Date         Growth      Growth
----------  -----------   ---------  ----------------------------------------      ---------   --------    ---------    ---------
   23,015       65,700     88,715     EMC Corp. +
    8,900                   8,900     Hewlett-Packard Co.
   13,075       23,700     36,775     International Business Machines Corp.
   14,472                  14,472     Sun Microsystems, Inc. +
    2,218                   2,218     VERITAS Software Corp. +
                                      Conglomerate                                                              6.5%         8.0%
   61,739      200,000    261,739     General Electric Co.
   25,868       93,700    119,568     Tyco International Ltd.
                                      Electronics                                                               3.7%         6.7%
   10,325                  10,325     Advanced Micro Devices, Inc. +
    7,475                   7,475     Analog Devices, Inc. +
    2,800       60,000     62,800     Applied Materials, Inc. +
                19,900     19,900     Emerson Electric Co.
   37,104      111,300    148,404     Intel Corp.
                55,000     55,000     Micron Technology, Inc. +
    7,275       42,800     50,075     Texas Instruments, Inc.
    6,450                   6,450     Xilinx, Inc. +
                                      Energy Services                                                           1.2%         2.2%
    3,225                   3,225     Dynegy, Inc., Class A
    5,125       29,200     34,325     Nabors Industries, Inc. +
                20,000     20,000     Noble Drilling Corp. +
                30,000     30,000     Santa Fe International Corp.
    3,275                   3,275     Smith International, Inc.
                                      Energy Sources                                                            1.7%         3.0%
    4,100                   4,100     Anadarko Petroleum Corp.
                23,400     23,400     Apache Corp.
                17,600     17,600     Burlington Resources, Inc.
                26,800     26,800     Devon Energy Corp.
    6,426                   6,426     El Paso Corp.
    4,700                   4,700     Enron Corp.
                12,000     12,000     Exxon Mobil Corp.
                                      Entertainment Products                                                    0.5%         0.0%
   15,000                  15,000     Mattel, Inc.
                                      Financial Services                                                        7.1%        11.8%
   14,250       43,900     58,150     American Express Co.
    2,675       35,100     37,775     Capital One Financial Corp.
   16,741                  16,741     Charles Schwab Corp.
   27,682      105,400    133,082     Citigroup, Inc.
    6,500                   6,500     Federal National Mortgage Association Corp.
    3,650                   3,650     Franklin Resources, Inc.
               104,630    104,630     J.P. Morgan Chase &  Co., Inc.
                32,200     32,200     Lehman Brothers Holdings, Inc.
    4,625       26,700     31,325     Morgan Stanley Dean Witter & Co.
    3,000       35,300     38,300     Providian Financial Corp.

         Principal/Shares                                                                                    Market Value

-----------------------------------                                                                 --------------------------------
Large Cap     Blue Chip   Pro Forma                                                 Pro Forma   Large Cap    Blue Chip   Pro Forma
 Growth        Growth     Combined                   Description                    Combined     Growth       Growth       Combined
----------  -----------   ---------  ----------------------------------------       ---------  -----------  ----------   -----------
   23,015       65,700     88,715     EMC Corp. +                                                676,641    1,931,580      2,608,221
    8,900                   8,900     Hewlett-Packard Co.                                        278,303                     278,303
   13,075       23,700     36,775     International Business Machines Corp.                    1,257,553    2,279,466      3,537,019
   14,472                  14,472     Sun Microsystems, Inc. +                                   222,435                     222,435
    2,218                   2,218     VERITAS Software Corp. +                                   102,560                     102,560
                                      Conglomerate                                   7.6%
   61,739      200,000    261,739     General Electric Co.                                     2,584,394    8,372,000     10,956,394
   25,868       93,700    119,568     Tyco International Ltd.                                  1,118,274    4,050,651      5,168,925
                                      Electronics                                    5.9%
   10,325                  10,325     Advanced Micro Devices, Inc. +                             274,025                     274,025
    7,475                   7,475     Analog Devices, Inc. +                                     270,894                     270,894
    2,800       60,000     62,800     Applied Materials, Inc. +                                  121,800    2,610,000      2,731,800
                19,900     19,900     Emerson Electric Co.                                                  1,233,004      1,233,004
   37,104      111,300    148,404     Intel Corp.                                                976,299    2,928,581      3,904,880
                55,000     55,000     Micron Technology, Inc. +                                             2,284,150      2,284,150
    7,275       42,800     50,075     Texas Instruments, Inc.                                    225,379    1,325,944      1,551,323
    6,450                   6,450     Xilinx, Inc. +                                             226,556                     226,556
                                      Energy Services                                1.9%
    3,225                   3,225     Dynegy, Inc., Class A                                      164,507                     164,507
    5,125       29,200     34,325     Nabors Industries, Inc. +                                  265,680    1,513,728      1,779,408
                20,000     20,000     Noble Drilling Corp. +                                                  923,200        923,200
                30,000     30,000     Santa Fe International Corp.                                            975,000        975,000
    3,275                   3,275     Smith International, Inc.                                  229,905                     229,905
                                      Energy Sources                                 2.6%
    4,100                   4,100     Anadarko Petroleum Corp.                                   257,398                     257,398
                23,400     23,400     Apache Corp.                                                          1,348,074      1,348,074
                17,600     17,600     Burlington Resources, Inc.                                              787,600        787,600
                26,800     26,800     Devon Energy Corp.                                                    1,559,760      1,559,760
    6,426                   6,426     El Paso Corp.                                              419,618                     419,618
    4,700                   4,700     Enron Corp.                                                273,070                     273,070
                12,000     12,000     Exxon Mobil Corp.                                                       972,000        972,000
                                      Entertainment Products                         0.1%
   15,000                  15,000     Mattel, Inc.                                               266,100                     266,100
                                      Financial Services                            10.6%
   14,250       43,900     58,150     American Express Co.                                       588,525    1,813,070      2,401,595
    2,675       35,100     37,775     Capital One Financial Corp.                                148,462    1,948,050      2,096,512
   16,741                  16,741     Charles Schwab Corp.                                       258,146                     258,146
   27,682      105,400    133,082     Citigroup, Inc.                                          1,245,136    4,740,892      5,986,028
    6,500                   6,500     Federal National Mortgage Association Corp.                517,400                     517,400
    3,650                   3,650     Franklin Resources, Inc.                                   142,751                     142,751
               104,630    104,630     J.P. Morgan Chase &  Co., Inc.                                        4,697,887      4,697,887
                32,200     32,200     Lehman Brothers Holdings, Inc.                                        2,018,940      2,018,940
    4,625       26,700     31,325     Morgan Stanley Dean Witter & Co.                           247,437    1,428,450      1,675,887
    3,000       35,300     38,300     Providian Financial Corp.                                  147,150    1,731,465      1,878,615

                  SunAmerica Equity Funds Blue Chip Growth Fund
                   North American Funds Large Cap Growth Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)

         Principal/Shares
-----------------------------------
Large Cap    Blue Chip    Pro Forma                                                            Maturity    Large Cap    Blue Chip
 Growth       Growth      Combined                Description                       Coupon       Date       Growth       Growth
----------  -----------   ---------  ----------------------------------------      ---------   --------    ---------    ---------
   13,650                  13,650    Washington Mutual, Inc.
                                     Food, Beverage & Tobacco                                                  2.9%         0.6%
    8,700                   8,700    The Coca-Cola Co.
   10,125                  10,125    PepsiCo, Inc.
   16,850       20,000     36,850    Philip Morris Cos., Inc.
                                     Forest Products                                                           0.5%         1.0%
                53,500     53,500    Georgia-Pacific Group
    4,000                   4,000    International Paper Co.
    2,800                   2,800    Weyerhaeuser Co.
                                     Health Services                                                           1.2%         0.0%
    7,850                   7,850    Medtronic, Inc.
    8,075                   8,075    Tenet Healthcare Corp. +
                                     Household Products                                                        0.4%         0.0%
    7,375                   7,375    Gillette Co.
                                     Internet Content                                                          0.4%         0.0%
    5,337                   5,337    Check Point Software Ltd. +
                                     Internet Software                                                         1.4%         0.0%
    4,100                   4,100    BEA Systems, Inc. +
   44,475                  44,475    Oracle Corp. +
                                     Insurance                                                                 3.2%         0.0%
    5,875                   5,875    American International Group, Inc.
      475                     475    Berkshire Hathaway, Inc. +
    1,525                   1,525    Marsh & McLennan Cos., Inc.
    3,325                   3,325    St. Paul Cos. Inc.
                                     Leisure & Tourism                                                         0.5%         0.0%
   11,550                  11,550    The Walt Disney Co.
                                     Machinery                                                                 0.7%         0.0%
    3,500                   3,500    Caterpillar, Inc.
    3,550                   3,550    Deere & Co.
    4,975                   4,975    Masco Corp.
                                     Medical Products                                                          5.0%         3.2%
   14,811       44,900     59,711    Amgen, Inc. +
   14,075                  14,075    Baxter International, Inc.
    7,100       25,800     32,900    Johnson & Johnson Co.
                                     Metals & Mining                                                           0.5%         0.0%
    8,350                   8,350    Alcoa, Inc.
                                     Pharmaceuticals                                                          13.9%        11.2%
   18,125                  18,125    Abbott Laboratories, Inc.
   11,775                  11,775    American Home Products Corp.
    3,064                   3,064    Applera Corp. Applied Biosystems Group
                25,000     25,000    Biogen, Inc. +
    9,500       48,200     57,700    Bristol-Myers Squibb Co.
    4,125                   4,125    Eli Lilly and Co.
    6,275       18,000     24,275    Genentech, Inc. +

         Principal/Shares                                                                                    Market Value
-----------------------------------                                                            -------------------------------------
Large Cap    Blue Chip    Pro Forma                                                 Pro Forma   Large Cap   Blue Chip    Pro Forma
 Growth       Growth      Combined                Description                       Combined     Growth       Growth      Combined
----------  -----------   ---------  ----------------------------------------       ---------  -----------  ----------   -----------
   13,650                  13,650    Washington Mutual, Inc.                                     747,337                    747,337
                                     Food, Beverage & Tobacco                        1.2%
    8,700                   8,700    The Coca-Cola Co.                                           392,892                    392,892
   10,125                  10,125    PepsiCo, Inc.                                               444,994                    444,994
   16,850       20,000     36,850    Philip Morris Cos., Inc.                                    799,532      949,000     1,748,532
                                     Forest Products                                 0.9%
                53,500     53,500    Georgia-Pacific Group                                                  1,572,900     1,572,900
    4,000                   4,000    International Paper Co.                                     144,320                    144,320
    2,800                   2,800    Weyerhaeuser Co.                                            142,212                    142,212
                                     Health Services                                 0.3%
    7,850                   7,850    Medtronic, Inc.                                             359,059                    359,059
    8,075                   8,075    Tenet Healthcare Corp. +                                    355,300                    355,300
                                     Household Products                              0.1%
    7,375                   7,375    Gillette Co.                                                229,879                    229,879
                                     Internet Content                                0.1%
    5,337                   5,337    Check Point Software Ltd. +                                 253,507                    253,507
                                     Internet Software                               0.4%
    4,100                   4,100    BEA Systems, Inc. +                                         120,438                    120,438
   44,475                  44,475    Oracle Corp. +                                              666,236                    666,236
                                     Insurance                                       0.8%
    5,875                   5,875    American International Group, Inc.                          472,938                    472,938
      475                     475    Berkshire Hathaway, Inc. +                                1,033,600                  1,033,600
    1,525                   1,525    Marsh & McLennan Cos., Inc.                                 144,921                    144,921
    3,325                   3,325    St. Paul Cos. Inc.                                          146,466                    146,466
                                     Leisure & Tourism                               0.2%
   11,550                  11,550    The Walt Disney Co.                                         330,330                    330,330
                                     Machinery                                       0.2%
    3,500                   3,500    Caterpillar, Inc.                                           155,330                    155,330
    3,550                   3,550    Deere & Co.                                                 129,007                    129,007
    4,975                   4,975    Masco Corp.                                                 120,097                    120,097
                                     Medical Products                                3.7%
   14,811       44,900     59,711    Amgen, Inc. +                                               891,437    2,702,419     3,593,856
   14,075                  14,075    Baxter International, Inc.                                1,325,021                  1,325,021
    7,100       25,800     32,900    Johnson & Johnson Co.                                       621,037    2,256,726     2,877,763
                                     Metals & Mining                                 0.1%
    8,350                   8,350    Alcoa, Inc.                                                 300,183                    300,183
                                     Pharmaceuticals                                12.0%
   18,125                  18,125    Abbott Laboratories, Inc.                                   855,319                    855,319
   11,775                  11,775    American Home Products Corp.                                691,781                    691,781
    3,064                   3,064    Applera Corp. Applied Biosystems Group                       85,026                     85,026
                25,000     25,000    Biogen, Inc. +                                                         1,582,812     1,582,812
    9,500       48,200     57,700    Bristol-Myers Squibb Co.                                    564,300    2,863,080     3,427,380
    4,125                   4,125    Eli Lilly and Co.                                           316,223                    316,223
    6,275       18,000     24,275    Genentech, Inc. +                                           316,888      909,000     1,225,888

                  SunAmerica Equity Funds Blue Chip Growth Fund
                   North American Funds Large Cap Growth Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)

         Principal/Shares
-----------------------------------
Large Cap    Blue Chip    Pro Forma                                                               Maturity    Large Cap    Blue Chip
 Growth       Growth      Combined                Description                             Coupon    Date       Growth       Growth
----------  -----------   ---------  ----------------------------------------            -------  --------    ---------    ---------
    1,850                     1,850    Gilead Sciences, Inc. +
   21,025       54,900       75,925    Merck & Co., Inc.
   48,915       81,900      130,815    Pfizer, Inc.
   22,875       48,200       71,075    Pharmacia Corp.
    6,550       59,800       66,350    Schering-Plough Corp.
      950                       950    VERTEX Pharmaceuticals, Inc. +
                                       Retail Stores                                                               8.8%         5.5%
    5,475                     5,475    CVS CORP
    7,675                     7,675    Federated Department Stores, Inc. +
                85,000       85,000    Gap, Inc
   26,719       26,800       53,519    Home Depot, Inc.
    9,925                     9,925    Intimate Brands, Inc.
    5,506                     5,506    Kohls Corp. +
   13,375                    13,375    Kroger Co.
    8,275                     8,275    May Department Stores Co.
    6,025                     6,025    Safeway, Inc. +
                49,300       49,300    Target Corp.
   34,475       70,000      104,475    Wal-Mart Stores, Inc.
                                       Telecommunications                                                          2.7%         3.3%
   14,520       50,000       64,520    AT&T Corp.
    2,200        9,300       11,500    CIENA Corp. +
   11,125                    11,125    Comverse Technology, Inc. +
                51,900       51,900    General Motors Corp., Class H +
                47,500       47,500    QUALCOMM, Inc.+
    4,025                     4,025    Qwest Communications International, Inc. +
   17,950                    17,950    WorldCom, Inc. +
                                       Utilities                                                                   0.6%         2.9%
    6,325       40,000       46,325    Calpine Corp.+
                35,100       35,100    Exelon Corp.
                                       Total Investment Securities                                                90.5%        78.0%
                                           (cost $59,883,479; $131,445,986; $191,329,465)

                                       SHORT-TERM SECURITIES                                                       0.0%         0.0%
    1,000                     1,000    SSGA Money Market Fund (cost $1,000; $0; $1,000)

                                       REPURCHASE AGREEMENTS                                                       6.2%        18.5%
            28,757,000   28,757,000    State Street Bank & Trust Co. Repurchase Agreement   6.35     4/2/01
3,520,000                 3,520,000    State Street Bank & Trust Co. Repurchase Agreement   5.15     4/2/01
                                       Total Repurchase Agreements
                                           (cost $3,520,000; $28,757,000; $32,277,000)                            96.7%        96.5%

                                       TOTAL INVESTMENTS
                                           (cost $63,404,479; $160,202,986; $223,607,465)                          3.3%         3.5%

                                          Other assets less liabilities (1)

         Principal/Shares                                                                                 Market Value
-------------------------------                                                                 -----------------------------------
Large Cap   Blue Chip Pro Forma                                                      Pro Forma   Large Cap   Blue Chip   Pro Forma
 Growth      Growth   Combined                  Description                          Combined     Growth      Growth      Combined
---------- ---------- --------- ----------------------------------------             ---------  ----------  ----------  -----------
    1,850                 1,850   Gilead Sciences, Inc. +                                           60,125                   60,125
   21,025     54,900     75,925   Merck & Co., Inc.                                              1,595,798   4,166,910    5,762,708
   48,915     81,900    130,815   Pfizer, Inc.                                                   2,003,069   3,353,805    5,356,874
   22,875     48,200     71,075   Pharmacia Corp.                                                1,152,214   2,427,834    3,580,048
    6,550     59,800     66,350   Schering-Plough Corp.                                            239,272   2,184,494    2,423,766
      950                   950   VERTEX Pharmaceuticals, Inc. +                                    34,794                   34,794
                                  Retail Stores                                           6.4%
    5,475                 5,475   CVS CORP                                                         320,233                  320,233
    7,675                 7,675   Federated Department Stores, Inc. +                              318,896                  318,896
              85,000     85,000   Gap, Inc                                                                   2,016,200    2,016,200
   26,719     26,800     53,519   Home Depot, Inc.                                               1,151,589   1,155,080    2,306,669
    9,925                 9,925   Intimate Brands, Inc.                                            145,898                  145,898
    5,506                 5,506   Kohls Corp. +                                                    339,665                  339,665
   13,375                13,375   Kroger Co.                                                       344,941                  344,941
    8,275                 8,275   May Department Stores Co.                                        293,597                  293,597
    6,025                 6,025   Safeway, Inc. +                                                  332,279                  332,279
              49,300     49,300   Target Corp.                                                               1,778,744    1,778,744
   34,475     70,000    104,475   Wal-Mart Stores, Inc.                                          1,740,988   3,535,000    5,275,988
                                  Telecommunications                                      3.2%
   14,520     50,000     64,520   AT&T Corp.                                                       309,276   1,065,000    1,374,276
    2,200      9,300     11,500   CIENA Corp. +                                                     91,850     388,275      480,125
   11,125                11,125   Comverse Technology, Inc. +                                      655,151                  655,151
              51,900     51,900   General Motors Corp., Class H +                                            1,012,050    1,012,050
              47,500     47,500   QUALCOMM, Inc.+                                                            2,689,688    2,689,688
    4,025                 4,025   Qwest Communications International, Inc. +                       141,076                  141,076
   17,950                17,950   WorldCom, Inc. +                                                 335,441                  335,441
                                  Utilities                                               2.3%
    6,325     40,000     46,325   Calpine Corp.+                                                   348,318   2,202,800    2,551,118
              35,100     35,100   Exelon Corp.                                                               2,302,560    2,302,560
                                                                                                ---------- -----------  -----------
                                  Total Investment Securities                            81.4%  51,473,796 121,127,918  172,601,714
                                                                                                ---------- -----------  -----------
                                      (cost $59,883,479; $131,445,986;
                                      $191,329,465)

                                  SHORT-TERM SECURITIES                                   0.0%
    1,000                 1,000   SSGA Money Market Fund (cost $1,000; $0; $1,000)                   1,000                    1,000
                                                                                                ---------- -----------  -----------

                                  REPURCHASE AGREEMENTS                                  15.2%
          28,757,000 28,757,000   State Street Bank & Trust Co. Repurchase Agreement                        28,757,000   28,757,000
3,520,000             3,520,000   State Street Bank & Trust Co. Repurchase Agreement             3,520,000                3,520,000
                                                                                                ---------- -----------  -----------
                                  Total Repurchase Agreements                                    3,520,000  28,757,000   32,277,000
                                                                                                ---------- -----------  -----------
                                      (cost $3,520,000; $28,757,000; $32,277,000)

                                  TOTAL INVESTMENTS
                                      (cost $63,404,479; $160,202,986; $223,607,465)
                                                                                         96.6%  54,994,796 149,884,918  204,879,714

                                      Other assets less liabilities (1)                   3.4%   1,871,861   5,434,163    7,232,836


                  SunAmerica Equity Funds Blue Chip Growth Fund
                   North American Funds Large Cap Growth Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)

         Principal/Shares
-----------------------------------
Large Cap     Blue Chip   Pro Forma                                                               Maturity    Large Cap    Blue Chip
 Growth        Growth     Combined                   Description                          Coupon   Date         Growth      Growth
----------  -----------   ---------  ----------------------------------------            -------  --------    ---------    ---------
                                     Net Assets                                                                  100.0%       100.0%
                                                                                                              =========    =========

         Principal/Shares                                                                                  Market Value
-----------------------------------                                                            -------------------------------------
Large Cap     Blue Chip   Pro Forma                                                 Pro Forma  Large Cap    Blue Chip     Pro Forma
 Growth        Growth     Combined                   Description                    Combined     Growth       Growth      Combined
----------  -----------   ---------  ----------------------------------------       ---------  ----------- ------------ ------------
                                                                                       100.0%  $56,866,657 $155,319,081 $212,112,550
                                                                                       =====   =========== ============ ============

                                     +  Non-income producing security

                                     (1) To adjust ($73,188) for prepaid expenses on the North
                                     American Funds Large Cap Growth Fund to be expensed prior to the reorganization

                                     Management does not anticipate having to sell any securities as a result of the reorganization, however, securities may be sold due to differing portfolio management style.

                                     See Notes to Pro Forma Financial Statements


                  SUNAMERICA EQUITY FUNDS BLUE CHIP GROWTH FUND
                   NORTH AMERICAN FUNDS LARGE CAP GROWTH FUND
                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                 MARCH 31, 2001
                                   (unaudited)


1.   BASIS OF COMBINATION

     The Pro Forma Combined Statement of Assets and Liabilities, including the Portfolio of Investments at March 31, 2001, and related Statement of Operations ("Pro Forma Statements") for the twelve months ended March 31, 2001, reflect the accounts of the Blue Chip Growth Fund ("Blue Chip Growth") a separately managed portfolio of SunAmerica Equity Funds, and Large Cap Growth Fund ("Large Cap Growth") a separately managed portfolio of North American Funds. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of Large Cap Growth Class A, Class B, Class C, and Class I shares as of the close of business on March 31, 2001. American International Group, Inc. will pay the cost of the reorganization.

     The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Large Cap Growth in exchange for shares of Blue Chip Growth. In conjunction with the reorganization, Blue Chip Growth is the surviving fund.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of Blue Chip Growth and Large Cap Growth included in their respective Statements of Additional Information.

2.   VALUATION

     Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market markers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sale price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The

Portfolios may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Directors. Short-term securities which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

3.   CAPITAL SHARES

     The pro forma combined net asset value per share assumes the issuance of additional shares of Blue Chip Growth which would have been issued at March 31, 2001 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the March 31, 2001 net asset value of Blue Chip Growth Class A ($17.21), Class B ($15.91), and Class II ($15.89). Class I shares will be offered on Blue Chip Growth and will assume the net asset value of Class A. The Class C shares of Large Cap Growth will receive Class II shares of Blue Chip Growth.

      The pro forma number of shares outstanding are determined as follows:

                                      Class A            Class B        Class II       Class I
----------------------------------- ---------------- --------------- --------------  ------------
Shares of Blue Chip Growth             5,895,625        2,841,331         545,600          0
----------------------------------- ---------------- --------------- --------------  ------------
Additional Shares to be issued to
Large Cap Growth                         398,710        1,410,108         764,146       892,189
----------------------------------- ---------------- --------------- --------------- ------------
Pro Forma Shares outstanding           6,294,335        4,251,439       1,309,746       892,189
----------------------------------- ---------------- --------------- --------------- ------------


     These pro forma financial statements assume that all shares of Large Cap Growth Class A, Class B, Class C, and Class I outstanding on March 31, 2001 were exchanged, tax free, for Blue Chip Growth Class A, Class B, Class II, and Class I shares, respectively.

4.   PRO FORMA OPERATING EXPENSES

     The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of Blue Chip Growth, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro forma operating expenses include the expenses of Blue Chip Growth and Large Cap Growth combined, adjusted for certain items which are factually supportable. Advisory fees have been charged to the combined entity based upon the contract in effect for Blue Chip Growth at the level of assets of the combined fund for the stated period.

SUNAMERICA EQUITY FUNDS GROWTH AND INCOME FUND
NORTH AMERICAN FUNDS GROWTH & INCOME FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(unaudited)

                                                                North American    SunAmerica Equity
                                                                    Funds               Funds                           Pro Forma
                                                               Growth & Income    Growth and Income     Pro Forma       Combined
                                                                     Fund               Fund           Adjustments      (Note 1)
                                                               ----------------  -------------------  -------------  ---------------

ASSETS:
Investment securities, at value (identified cost $223,943,517,
$233,341,530, and $457,285,047, respectively)                    $ 253,461,428      $ 224,178,735         --         $ 477,640,163
Repurchase agreements (cost equals market)                           1,993,000         29,583,000         --            31,576,000
Cash                                                                      --                  913         --                   913
Receivable for investments sold                                      1,197,579         13,929,934         --            15,127,513
Receivable for shares of beneficial interest sold                       79,002            543,348         --               622,350
Interest and dividends receivable                                      194,590            278,133         --               472,723
Receivable from investment adviser                                        --                1,351         --                 1,351
Prepaid expenses and other assets                                      462,689              4,451     (227,322) (A)        239,818
                                                                 --------------     -------------- ------------      --------------
          Total assets                                             257,388,288        268,519,865     (227,322)        525,680,831
                                                                 --------------     -------------- ------------      --------------

LIABILITIES:
Payable for investments purchased                                    1,216,260          4,236,733         --             5,452,993
Payable for shares of beneficial interest redeemed                     163,314          1,373,221         --             1,536,535
Investment advisory and management
  fees payable                                                         105,664            176,071         --               281,735
Distribution and service maintenance
  fees payable                                                         193,930            179,159         --               373,089
Due to custodian bank                                                  459,023               --           --               459,023
Other accrued expenses                                                 687,906            173,061         --               860,967
                                                                 --------------     -------------- ------------      --------------
          Total liabilities                                          2,826,097          6,138,245            0           8,964,342
                                                                 --------------     -------------- ------------      --------------
                    Net assets                                   $ 254,562,191      $ 262,381,620  ($  227,322)      $ 516,716,489
                                                                 ==============     ============== ============      ==============

NET ASSETS WERE COMPOSED OF:
Common Stock, $.001, $.01, and $.01, par value                        $ 12,884          $ 198,746      180,937 (B)         392,567
Paid-in capital                                                    228,720,716        277,951,775     (180,937)(B)     506,491,554
                                                                 --------------     -------------- ------------      --------------
                                                                   228,733,600        278,150,521         --           506,884,121
Accumulated undistributed net
  investment income (loss)                                            (871,273)          (934,643)    (227,322)(A)      (2,033,238)
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                       (2,818,047)        (5,671,463)        --            (8,489,510)
Net unrealized appreciation (depreciation) on
   investments                                                      29,517,911         (9,162,795)        --            20,355,116
                                                                 --------------     -------------- ------------      --------------
                    Net assets                                   $ 254,562,191      $ 262,381,620  ($  227,322)      $ 516,716,489
                                                                 ==============     ============== ============      ==============

SUNAMERICA EQUITY FUNDS GROWTH AND INCOME FUND
NORTH AMERICAN FUNDS GROWTH & INCOME FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2001
(unaudited)

                                                    North American Funds   SunAmerica Equity Funds                    Pro Forma
                                                      Growth & Income         Growth and Income      Pro Forma         Combined
                                                            Fund                    Fund             Adjustments       (Note 1)
                                                    --------------------   -----------------------  -------------  ---------------
Class A:
     Net assets                                             $ 41,401,558      $    95,679,367         ($36,971) (A)    $137,043,954
     Shares outstanding                                        2,049,152            7,089,474        1,014,891  (B)      10,153,517
     Net asset value and redemption price per
      share                                                 $      20.20      $         13.50               --         $      13.50
     Maximum sales charge (5.75% of offering
       price)                                                       1.23                 0.82               --                 0.82
                                                            ------------      ---------------     -------------        ------------
     Maximum offering price to public                       $      21.43      $         14.32               --         $      14.32
                                                            ============      ===============     =============        ============
Class B:
     Net assets                                             $ 77,404,149      $   131,647,428         ($69,121) (A)    $208,982,456
     Shares outstanding                                        3,953,119           10,094,368        1,977,481  (B)      16,024,968
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                     $      19.58      $         13.04               --         $      13.04
                                                            ============      ===============     =============        ============

Class II:
     Net assets                                                     --        $    34,648,188     $124,639,059 (D)     $159,287,247
     Shares outstanding                                             --              2,661,158        9,572,892 (B)(D)    12,234,050
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                        --        $         13.02              --          $      13.02
     Maximum sales charge (1.00% of offering
       price)                                                       --                   0.13              --                  0.13
                                                            ------------      ---------------     -------------        ------------
     Maximum offering price to public                               --        $         13.15              --          $      13.15
                                                            ============      ===============     =============        ============

Class Z:
     Net assets                                                     --        $       406,637              --          $    406,637
     Shares outstanding                                             --                 29,613              --                29,613
      Net asset value, offering and redemption
       price per share                                              --        $         13.73              --          $      13.73
                                                            ============      ===============     =============        ============

Class C:
     Net assets                                             $124,750,461                 --      ($124,750,461) (A)(D)   $        0
     Shares outstanding                                        6,338,466                 --         (6,338,466) (B)(D)            0
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                     $      19.68                 --          --                          --
                                                            ============      ===============     =============        ============


Class I:
     Net assets                                             $ 11,006,023                 --            ($9,828) (A)    $ 10,996,195
     Shares outstanding                                          543,089                 --            271,444 (B)(C)       814,533
     Net asset value, offering and redemption
      price per share                                       $      20.27      $         13.50               --         $      13.50
                                                            ============      ===============     =============        ============


(A) To adjust for the remaining balances of any prepaid expenses on the North American Funds Growth & Income Fund to be expensed prior to the reorganization

(B) To adjust for a tax free exchange of North American Funds Growth & Income shares for shares of SunAmerica Equity Funds Growth and Income

(C) Class I shares will be offered on SunAmerica Equity Funds Growth and Income and will assume the net asset value of Class A

(D) Class C shares of North American Funds Growth & Income will receive Class II shares of SunAmerica Equity Funds Growth and Income


See Notes to Pro Forma Financial Statements

SUNAMERICA EQUITY FUNDS GROWTH AND INCOME FUND
NORTH AMERICAN FUNDS GROWTH & INCOME FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(unaudited)

                                                              North American     SunAmerica Equity                 Pro Forma
                                                              Funds Growth &      Funds Growth     Pro Forma       Combined
                                                               Income Fund       and Income Fund  Adjustments      (Note 1)
                                                             ----------------    --------------- ------------   ---------------
INVESTMENT INCOME:
Income:
     Interest                                                        $93,436        $1,355,871            $0        $1,449,307
     Dividends*                                                    3,422,614         2,241,269             0         5,663,883
                                                             ----------------    --------------  ------------   ---------------
            Total investment income                                3,516,050         3,597,140             0         7,113,190
                                                             ----------------    --------------  ------------   ---------------
Expenses:
     Investment advisory and management fees                       1,852,630         2,356,016       100,248  (E)    4,308,894
     Distribution and service maintenance fees
        Class A                                                      155,354           405,971             0           561,325
        Class B                                                      852,775         1,619,558             0         2,472,333
        Class II                                                           0           357,511     1,352,788  (D)    1,710,299
        Class C                                                    1,352,788                 0    (1,352,788) (D)            0
        Class I                                                       28,694                 0             0            28,694
     Transfer agent fees and expenses                                629,455                 0      (629,455) (E)            0
         Class A                                                           0           305,850       115,406  (E)      421,256
         Class B                                                           0           412,141       213,194  (E)      625,335
         Class II                                                          0            89,317       338,197  (E)      427,514
         Class Z                                                           0            19,651             0            19,651
         Class I                                                           0                 0        33,285  (E)       33,285
     Registration fees                                               181,103                 0      (181,103) (E)            0
         Class A                                                           0            17,161         1,839  (E)       19,000
         Class B                                                           0            26,421         2,579  (E)       29,000
         Class II                                                          0            10,990         9,010  (E)       20,000
         Class Z                                                           0             3,970             0             3,970
         Class I                                                           0                 0         7,500  (E)        7,500
     Accounting/administration                                       294,396                 0      (294,396) (E)            0
     Custodian fees and expenses                                     152,697           126,080       (42,555) (E)      236,222
     Audit and legal fees                                            131,921            25,160      (124,581) (F)       32,500
     Miscellaneous expenses                                          131,388            51,500      (107,888) (F)       75,000
                                                             ----------------    --------------  ------------   ---------------
         Total expenses                                            5,763,201         5,827,297      (558,720)       11,031,778
         Less: expenses waived/reimbursed by investment
               adviser                                              (307,814)          (22,819)      291,034  (G)      (39,599)
         Less: custody credits earned on cash balances                     0            (2,412)            0            (2,412)
                                                             ----------------    --------------  ------------   ---------------
         Net expenses                                              5,455,387         5,802,066      (267,686)       10,989,767
                                                             ----------------    --------------  ------------   ---------------
Net investment income (loss)                                      (1,939,337)       (2,204,926)      267,686        (3,876,577)
                                                             ----------------    --------------  ------------   ---------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                            7,111,581         6,716,979             0        13,828,560
Net change in unrealized appreciation/depreciation of
  investments                                                    (41,527,211)     (107,166,660)            0      (148,693,871)
Net change in unrealized appreciation/depreciation on
  foreign currency and other assets and liabilities                       12                 0             0                12
                                                             ----------------    --------------  ------------   ---------------
Net realized and unrealized gain (loss) on investments,
foreign currency and other assets and liabilities                (34,415,618)     (100,449,681)            0      (134,865,299)
                                                             ----------------    --------------  ------------   ---------------

NET INCREASE (DECREASE) IN  NET ASSETS RESULTING
   FROM OPERATIONS:                                             ($36,354,955)    ($102,654,607)     $267,686     ($138,741,876)
                                                               ==============    ==============  ============    ==============

*Net of foreign withholding taxes on dividends of                         $0           $11,574            $0           $11,574
                                                               ==============    ==============  ============    ==============

(D) Class C shares of North American Funds Growth & Income will receive Class II shares of SunAmerica Equity Funds Growth and Income

(E) Reflects adjustments to expenses based on surviving fund's fee schedules and combined net assets

(F)  Reflects the elimination of duplicate services or fees

(G) Reflects adjustments to expenses waived/reimbused by investment adviser based on pro forma expenses

See Notes to Pro Forma Financial Statements

                 SunAmerica Equity Funds Growth and Income Fund
                    North American Funds Growth & Income Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
North American   SunAmerica                                                                             North American   SunAmerica
   Growth &      Growth and   Pro Forma                                                       Maturity    Growth &      Growth and
    Income         Income     Combined              Description                     Coupon      Date       Income          Income
--------------   ----------   ---------  ---------------------------------------   ---------  ---------  -------------   -----------
                                         COMMON STOCK                                                         99.6%          85.4%
                                         Aerospace & Military Technology                                       1.9%           1.5%
   29,100       50,000         79,100    Boeing Co.
                15,000         15,000    Northrop Grumman Corp.
   42,700                      42,700    United Technologies Corp.
                                         Automotive                                                            0.0%           1.1%
               100,000        100,000    Ford Motor Co.
                                         Banks                                                                 3.6%           4.5%
                80,000         80,000    Bank of New York Co., Inc.
   72,000       98,000        170,000    Bank One Corp.
                80,000         80,000    FleetBoston Financial Corp.
                30,000         30,000    Mellon Financial Corp.
  166,293                     166,293    U.S. Bancorp
   43,000                      43,000    Wachovia Corp.
                                         Broadcasting & Media                                                  4.8%           7.5%
                75,000         75,000    Adelphia Communications Corp.+
  119,700      130,000        249,700    AOL Time Warner, Inc. +
  154,100      110,000        264,100    AT&T Corp.-Liberty Media Corp., Class A+
               100,000        100,000    Comcast Corp., Class A+
               115,000        115,000    EchoStar Communications Corp., Class A+
   57,500                      57,500    Gannett Co., Inc.
                41,800         41,800    Pegasus Communications Corp.+
                70,000         70,000    USA Networks, Inc.+
   41,529                      41,529    Viacom, Inc.
                                         Business Services                                                     3.1%           0.5%
   62,500                      62,500    Automatic Data Processing, Inc.
   42,700                      42,700    First Data Corp.
   79,900       50,000        129,900    Waste Management, Inc.
                                         Chemicals                                                             1.6%           0.9%
   50,400                      50,400    Dow Chemical Co.
   64,033                      64,033    du Pont (E.I.) de Nemours & Co.
                50,000         50,000    Eastman Chemical Co.
                                         Communication Equipment                                               2.0%           1.3%
  230,500      146,600        377,100    Cisco Systems, Inc.+
                12,500         12,500    Juniper Networks, Inc.+
                65,000         65,000    Lucent Technologies, Inc.
   31,600                      31,600    Tellabs, Inc.
                                         Computer Software                                                     3.8%           2.1%
  162,600      100,000        262,600    Microsoft Corp.+
   16,500                      16,500    VERITAS Software Corp.+
                                         Computers & Business Equipment                                        5.3%           4.0%
               120,000        120,000    Compaq Computer Corp.
   33,300                      33,300    Computer Sciences Corp.+

               Principal/Shares                                                                            Market Value
---------------------------------------------                                              -----------------------------------------
North American   SunAmerica                                                                North American   SunAmerica
   Growth &      Growth and   Pro Forma                                        Pro Forma       Growth &      Growth and  Pro Forma
    Income         Income     Combined              Description                Combined        Income         Income     Combined
--------------   ----------   ---------  -----------------------------------------------   --------------   -----------  -----------
                                         COMMON STOCK                              92.4%
                                         Aerospace & Military Technology            1.7%
   29,100       50,000         79,100    Boeing Co.                                           1,621,161       2,785,500   4,406,661
                15,000         15,000    Northrop Grumman Corp.                                               1,305,000   1,305,000
   42,700                      42,700    United Technologies Corp.                            3,129,910                   3,129,910
                                         Automotive                                 0.6%
               100,000        100,000    Ford Motor Co.                                                       2,812,000   2,812,000
                                         Banks                                      4.0%
                80,000         80,000    Bank of New York Co., Inc.                                           3,939,200   3,939,200
   72,000       98,000        170,000    Bank One Corp.                                       2,604,960       3,545,640   6,150,600
                80,000         80,000    FleetBoston Financial Corp.                                          3,020,000   3,020,000
                30,000         30,000    Mellon Financial Corp.                                               1,215,600   1,215,600
  166,293                     166,293    U.S. Bancorp                                         3,857,997                   3,857,997
   43,000                      43,000    Wachovia Corp.                                       2,590,750                   2,590,750
                                         Broadcasting & Media                       6.2%
                75,000         75,000    Adelphia Communications Corp.+                                       3,037,500   3,037,500
  119,700      130,000        249,700    AOL Time Warner, Inc. +                              4,805,954       5,219,500  10,025,454
  154,100      110,000        264,100    AT&T Corp.-Liberty Media Corp., Class A              2,157,400       1,540,000   3,697,400
               100,000        100,000    Comcast Corp., Class A+                                              4,193,750   4,193,750
               115,000        115,000    EchoStar Communications Corp., Class A+                              3,184,063   3,184,063
   57,500                      57,500    Gannett Co., Inc.                                    3,433,900                   3,433,900
                41,800         41,800    Pegasus Communications Corp.+                                          961,400     961,400
                70,000         70,000    USA Networks, Inc.+                                                  1,675,625   1,675,625
   41,529                      41,529    Viacom, Inc.                                         1,826,030                   1,826,030
                                         Business Services                          1.8%
   62,500                      62,500    Automatic Data Processing, Inc.                      3,398,750                   3,398,750
   42,700                      42,700    First Data Corp.                                     2,549,616                   2,549,616
   79,900       50,000        129,900    Waste Management, Inc.                               1,973,530       1,235,000   3,208,530
                                         Chemicals                                  1.3%
   50,400                      50,400    Dow Chemical Co.                                     1,591,128                   1,591,128
   64,033                      64,033    du Pont (E.I.) de Nemours & Co.                      2,606,143                   2,606,143
                50,000         50,000    Eastman Chemical Co.                                                 2,461,000   2,461,000
                                         Communication Equipment                    1.6%
  230,500      146,600        377,100    Cisco Systems, Inc.+                                 3,644,781       2,318,113   5,962,894
                12,500         12,500    Juniper Networks, Inc.+                                                474,500     474,500

                65,000         65,000    Lucent Technologies, Inc.                                              648,050     648,050
   31,600                      31,600    Tellabs, Inc.                                        1,285,725                   1,285,725
                                         Computer Software                          2.9%
  162,600      100,000        262,600    Microsoft Corp.+                                     8,892,188       5,468,750  14,360,938
   16,500                      16,500    VERITAS Software Corp.+                                762,960                     762,960
                                         Computers & Business Equipment             4.6%
               120,000        120,000    Compaq Computer Corp.                                                2,184,000   2,184,000
   33,300                      33,300    Computer Sciences Corp.+                             1,077,255                   1,077,255

                 SunAmerica Equity Funds Growth and Income Fund
                    North American Funds Growth & Income Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)


              Principal/Shares
---------------------------------------------
North American   SunAmerica                                                                             North American   SunAmerica
   Growth &      Growth and   Pro Forma                                                       Maturity    Growth &      Growth and
    Income         Income     Combined              Description                     Coupon      Date       Income          Income
--------------   ----------   ---------  ---------------------------------------   ---------  ---------  -------------   -----------
  101,600         100,000       201,600    Dell Computer Corp.+
   44,300         100,000       144,300    EMC Corp.+
   90,200                        90,200    Hewlett-Packard Co.
   58,500          28,500        87,000    International Business Machines Corp.
    1,369                         1,369    McData Corp., Class A+
                                           Conglomerate                                                       4.0%          6.9%
  171,600         270,000       441,600    General Electric Co.
   67,000         155,000       222,000    Tyco International Ltd.
                                           Electronics                                                        4.4%          5.4%
                   60,000        60,000    Applied Materials, Inc.+
                   49,000        49,000    C-MAC Industries, Inc.+
   32,300          35,000        67,300    Emerson Electric Co.
  189,700         138,500       328,200    Intel Corp.
   27,000          65,000        92,000    Micron Technology, Inc.+
   74,600                        74,600    Solectron Corp.+
                   70,000        70,000    Texas Instruments, Inc.
   54,400                        54,400    Teradyne, Inc.+
                                           Energy Services                                                    1.2%          2.9%
                   33,200        33,200    Nabors Industries, Inc.+
                   65,000        65,000    Noble Drilling Corp.+
                   90,000        90,000    Santa Fe International Corp.
   51,600                        51,600    Schlumberger Ltd.
                                           Energy Sources                                                     8.5%          4.1%
    1,200                         1,200    Amerada Hess Corp.
                   30,000        30,000    Apache Corp.
                   20,000        20,000    Burlington Resources, Inc.
   41,500                        41,500    Chevron Corp.
   60,400                        60,400    Conoco, Inc.
                   60,000        60,000    Devon Energy Corp.
   33,700          49,200        82,900    El Paso Corp.
  123,784          19,200       142,984    Exxon Mobil Corp.
   20,000                        20,000    Kerr-McGee Corp.
   48,700                        48,700    Royal Dutch Petroleum Co. GDR
                                           Financial Services                                                 7.5%         11.8%
                   45,000        45,000    American Express Co.
                   35,000        35,000    Capital One Financial Corp.
  197,115         134,066       331,181    Citigroup, Inc.
   32,500                        32,500    Goldman Sachs Group, Inc.
   57,350         150,000       207,350    J.P. Morgan Chase &  Co., Inc.
                   55,000        55,000    Lehman Brothers Holdings, Inc.
   86,700                        86,700    Merrill Lynch & Co., Inc.
                   40,000        40,000    Morgan Stanley Dean Witter & Co.
                   55,000        55,000    Providian Financial Corp.

              Principal/Shares                                                                              Market Value
---------------------------------------------                                              -----------------------------------------
North American   SunAmerica                                                                North American   SunAmerica
   Growth &      Growth and   Pro Forma                                        Pro Forma       Growth &      Growth and  Pro Forma
    Income         Income     Combined              Description                Combined        Income         Income     Combined
--------------   ----------   ---------  -----------------------------------------------   --------------   -----------  -----------
  101,600         100,000       201,600    Dell Computer Corp.+                               2,609,850       2,568,750    5,178,600
   44,300         100,000       144,300    EMC Corp.+                                         1,302,420       2,940,000    4,242,420
   90,200                        90,200    Hewlett-Packard Co.                                2,820,554                    2,820,554
   58,500          28,500        87,000    International Business Machines Corp.              5,626,530       2,741,130    8,367,660
    1,369                         1,369    McData Corp., Class A+                                25,840                       25,840
                                           Conglomerate                           5.4%
  171,600         270,000       441,600    General Electric Co.                               7,183,176      11,302,200   18,485,376
   67,000         155,000       222,000    Tyco International Ltd.                            2,896,410       6,700,650    9,597,060
                                           Electronics                            5.0%
                   60,000        60,000    Applied Materials, Inc.+                                           2,610,000    2,610,000
                   49,000        49,000    C-MAC Industries, Inc.+                                              992,250      992,250
   32,300          35,000        67,300    Emerson Electric Co.                               2,001,308       2,168,600    4,169,908
  189,700         138,500       328,200    Intel Corp.                                        4,991,481       3,644,281    8,635,762
   27,000          65,000        92,000    Micron Technology, Inc.+                           1,121,310       2,699,450    3,820,760
   74,600                        74,600    Solectron Corp.+                                   1,418,146                    1,418,146
                   70,000        70,000    Texas Instruments, Inc.                                            2,168,600    2,168,600
   54,400                        54,400    Teradyne, Inc.+                                    1,795,200                    1,795,200
                                           Energy Services                        2.1%
                   33,200        33,200    Nabors Industries, Inc.+                                           1,721,088    1,721,088
                   65,000        65,000    Noble Drilling Corp.+                                              3,000,400    3,000,400
                   90,000        90,000    Santa Fe International Corp.                                       2,925,000    2,925,000
   51,600                        51,600    Schlumberger Ltd.                                  2,972,676                    2,972,676
                                           Energy Sources                         6.3%
    1,200                         1,200    Amerada Hess Corp.                                    93,744                       93,744
                   30,000        30,000    Apache Corp.                                                       1,728,300    1,728,300
                   20,000        20,000    Burlington Resources, Inc.                                           895,000      895,000
   41,500                        41,500    Chevron Corp.                                      3,643,700                    3,643,700
   60,400                        60,400    Conoco, Inc.                                       1,706,300                    1,706,300
                   60,000        60,000    Devon Energy Corp.                                                 3,492,000    3,492,000
   33,700          49,200        82,900    El Paso Corp.                                      2,200,610       3,212,760    5,413,370
  123,784          19,200       142,984    Exxon Mobil Corp.                                 10,026,504       1,555,200   11,581,704
   20,000                        20,000    Kerr-McGee Corp.                                   1,298,000                    1,298,000
   48,700                        48,700    Royal Dutch Petroleum Co. GDR                      2,699,928                    2,699,928
                                           Financial Services                     9.7%
                   45,000        45,000    American Express Co.                                               1,858,500    1,858,500
                   35,000        35,000    Capital One Financial Corp.                                        1,942,500    1,942,500
  197,115         134,066       331,181    Citigroup, Inc.                                    8,866,233       6,030,289   14,896,522
   32,500                        32,500    Goldman Sachs Group, Inc.                          2,765,750                    2,765,750
   57,350         150,000       207,350    J.P. Morgan Chase &  Co., Inc.                     2,575,015       6,735,000    9,310,015
                   55,000        55,000    Lehman Brothers Holdings, Inc.                                     3,448,500    3,448,500
   86,700                        86,700    Merrill Lynch & Co., Inc.                          4,803,180                    4,803,180
                   40,000        40,000    Morgan Stanley Dean Witter & Co.                                   2,140,000    2,140,000
                   55,000        55,000    Providian Financial Corp.                                          2,697,750    2,697,750

                 SunAmerica Equity Funds Growth and Income Fund
                    North American Funds Growth & Income Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
North American   SunAmerica                                                                             North American   SunAmerica
   Growth &      Growth and   Pro Forma                                                       Maturity    Growth &      Growth and
    Income         Income     Combined              Description                     Coupon      Date       Income          Income
--------------   ----------   ---------  ---------------------------------------   ---------  ---------  -------------   -----------

                  110,000       110,000    Washington Mutual, Inc.
                                           Food, Beverage & Tobacco                                           2.9%          3.1%
                   80,000        80,000    Anheuser-Busch Cos., Inc.
   72,600                        72,600    Coca-Cola Co.
   95,000          60,000       155,000    PepsiCo, Inc.
                   37,500        37,500    Philip Morris Cos., Inc.
                                           Forest Products                                                    0.0%          1.6%
                   60,000        60,000    Georgia-Pacific Group
                   55,000        55,000    Temple-Inland, Inc.
                                           Health Services                                                    1.0%          0.0%
   62,600                        62,600    HCA, Inc
                                           Household Products                                                 3.2%          1.7%
   60,050          65,000       125,050    Kimberly-Clark Corp.
   66,300                        66,300    Procter & Gamble Co.
                                           Insurance                                                          4.4%          0.0%
   73,125                        73,125    American International Group, Inc. (1)
   55,200                        55,200    Marsh & McLennan Cos., Inc.
                                           Internet Content                                                   0.4%          0.0%
   28,355                        28,355    VeriSign, Inc+
                                           Internet Software                                                  0.6%          0.0%
  106,900                       106,900    Oracle Corp.+
                                           Leisure & Tourism                                                  1.1%          0.0%
  102,600                       102,600    McDonald's Corp
                                           Machinery                                                          0.8%          0.0%
   37,400                        37,400    Illinois Tool Works, Inc.
                                           Metals & Mining                                                    2.6%          0.0%
  104,400                       104,400    Alcoa, Inc.
   28,200                        28,200    Minnesota Mining & Manufacturing Co.
                                           Medical Products                                                   3.5%          2.9%
                   60,000        60,000    Amgen, Inc.+
   50,900                        50,900    Baxter International, Inc.
   46,700          45,000        91,700    Johnson & Johnson Co.
                                           Pharmaceuticals                                                   12.1%          8.1%
   87,800                        87,800    Abbott Laboratories, Inc.
   90,200                        90,200    American Home Products Corp.
   66,800          65,000       131,800    Bristol-Myers Squibb Co.
                   25,000        25,000    Genentech, Inc.+
   27,900                        27,900    Immunex Corp.
   65,000          75,000       140,000    Merck & Co., Inc.
  133,150         110,000       243,150    Pfizer, Inc.
   95,889          65,000       160,889    Pharmacia Corp.
   52,000          76,000       128,000    Schering-Plough Corp.
                                           Retail Stores                                                      6.4%          5.2%

              Principal/Shares                                                                              Market Value
---------------------------------------------                                              -----------------------------------------
North American   SunAmerica                                                                North American   SunAmerica
   Growth &      Growth and   Pro Forma                                        Pro Forma       Growth &      Growth and  Pro Forma
    Income         Income     Combined              Description                Combined        Income         Income     Combined
--------------   ----------   ---------  -----------------------------------  ----------   --------------   -----------  -----------
                  110,000       110,000    Washington Mutual, Inc.                                            6,022,500    6,022,500
                                           Food, Beverage & Tobacco                 3.0%
                   80,000        80,000    Anheuser-Busch Cos., Inc.                                          3,674,400    3,674,400
   72,600                        72,600    Coca-Cola Co.                                      3,278,616                    3,278,616
   95,000          60,000       155,000    PepsiCo, Inc.                                      4,175,250       2,637,000    6,812,250
                   37,500        37,500    Philip Morris Cos., Inc.                                           1,779,375    1,779,375
                                           Forest Products                          0.8%
                   60,000        60,000    Georgia-Pacific Group                                              1,764,000    1,764,000
                   55,000        55,000    Temple-Inland, Inc.                                                2,433,750    2,433,750
                                           Health Services                          0.5%
   62,600                        62,600    HCA, Inc                                           2,520,902                    2,520,902
                                           Household Products                       2.4%
   60,050          65,000       125,050    Kimberly-Clark Corp.                               4,073,192       4,408,950    8,482,142
   66,300                        66,300    Procter & Gamble Co.                               4,150,380                    4,150,380
                                           Insurance                                2.2%
   73,125                        73,125    American International Group, Inc. (1)             5,886,563                    5,886,563
   55,200                        55,200    Marsh & McLennan Cos., Inc.                        5,245,656                    5,245,656
                                           Internet Content                         0.2%
   28,355                        28,355    VeriSign, Inc+                                     1,004,830                    1,004,830
                                           Internet Software                        0.3%
  106,900                       106,900    Oracle Corp.+                                      1,601,362                    1,601,362
                                           Leisure & Tourism                        0.5%
  102,600                       102,600    McDonald's Corp                                    2,724,030                    2,724,030
                                           Machinery                                0.4%
   37,400                        37,400    Illinois Tool Works, Inc.                          2,125,816                    2,125,816
                                           Metals & Mining                          1.3%
  104,400                       104,400    Alcoa, Inc.                                        3,753,180                    3,753,180
   28,200                        28,200    Minnesota Mining & Manufacturing Co.               2,929,980                    2,929,980
                                           Medical Products                         3.2%
                   60,000        60,000    Amgen, Inc.+                                                       3,611,250    3,611,250
   50,900                        50,900    Baxter International, Inc.                         4,791,726                    4,791,726
   46,700          45,000        91,700    Johnson & Johnson Co.                              4,084,849       3,936,150    8,020,999
                                           Pharmaceuticals                         10.1%
   87,800                        87,800    Abbott Laboratories, Inc.                          4,143,282                    4,143,282
   90,200                        90,200    American Home Products Corp.                       5,299,250                    5,299,250
   66,800          65,000       131,800    Bristol-Myers Squibb Co.                           3,967,920       3,861,000    7,828,920
                   25,000        25,000    Genentech, Inc.+                                                   1,262,500    1,262,500
   27,900                        27,900    Immunex Corp.                                        399,319                      399,319
   65,000          75,000       140,000    Merck & Co., Inc.                                  4,933,500       5,692,500   10,626,000
  133,150         110,000       243,150    Pfizer, Inc.                                       5,452,493       4,504,500    9,956,993
   95,889          65,000       160,889    Pharmacia Corp.                                    4,829,929       3,274,050    8,103,979
   52,000          76,000       128,000    Schering-Plough Corp.                              1,899,560       2,776,280    4,675,840
                                           Retail Stores                            5.8%

                 SunAmerica Equity Funds Growth and Income Fund
                    North American Funds Growth & Income Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)

                 Principal/Shares
---------------------------------------------
North American   SunAmerica                                                                             North American   SunAmerica
   Growth &      Growth and   Pro Forma                                                       Maturity    Growth &      Growth and
    Income         Income     Combined              Description                     Coupon      Date       Income          Income
--------------   ----------   ---------  ---------------------------------------   ---------  ---------  -------------   -----------
   19,200                       19,200    CVS Corp.
                  123,600      123,600    Gap, Inc.
   68,500          40,000      108,500    Home Depot, Inc.
   20,000                       20,000    Safeway, Inc.
   94,300          80,000      174,300    Target Corp.
  153,900         120,000      273,900    Wal-Mart Stores, Inc.
                                          Telecommunications                                                    6.4%          5.3%
                  100,000      100,000    AT&T Corp.
                   10,000       10,000    CIENA Corp.+
   96,800          72,000      168,800    General Motors Corp., Class H+
   63,400                       63,400    JDS Uniphase Corp.+
                   50,000       50,000    QUALCOMM, Inc.+
  108,744          40,000      148,744    SBC Communications, Inc.
   86,454          70,000      156,454    Verizon Communications
  223,000         100,000      323,000    WorldCom, Inc.+
                                          Utilities                                                             2.5%          3.0%
                   65,000       65,000    Calpine Corp.+
                   50,000       50,000    Energy East Corp.
   33,975          40,000       73,975    Exelon Corp.
   65,500                       65,500    FPL Group, Inc
                   23,000       23,000    NRG Energy, Inc.+
                                          Total Investment Securities                                          99.6%         85.4%
                                              (cost $223,943,517; $233,341,530; $457,285,047)

                                          REPURCHASE AGREEMENTS                                                 0.8%         11.3%

1,993,000                    1,993,000    Paribas, Inc. Repurchase Agreement         5.27      4/2/01
               19,583,000   19,583,000    State Street Bank & Trust Co. Repurchase
                                          Agreement                                  5.15      4/2/01
               10,000,000   10,000,000    UBS Warburg, Inc. Repurchase Agreement     5.28      4/2/01

                                          Total Repurchase Agreements
                                              (cost $1,993,000; $29,583,000; $31,576,000)
                                          TOTAL INVESTMENTS                                                   100.4%         96.7%
                                              (cost $225,936,517; $262,924,530; $488,861,047)
                                                  Other assets less liabilities (2)                            -0.4%          3.3%
                                                                                                            ----------   -----------
                                                  NET ASSETS                                                  100.0%        100.0%
                                                                                                            ==========   ===========


                 Principal/Shares                                                                 Market Value
---------------------------------------------                                     --------------------------------------------
North American   SunAmerica                                                                North American   SunAmerica
   Growth &      Growth and   Pro Forma                                        Pro Forma       Growth &      Growth and  Pro Forma
    Income         Income     Combined              Description                Combined        Income         Income     Combined
--------------   ----------   ---------  --------------------------------    ------------  --------------   -----------  -----------

   19,200                       19,200    CVS Corp.                                          1,123,008                    1,123,008
                  123,600      123,600    Gap, Inc.                                                         2,931,791     2,931,791
   68,500          40,000      108,500    Home Depot, Inc.                                   2,952,350      1,724,000     4,676,350
   20,000                       20,000    Safeway, Inc.                                      1,103,000                    1,103,000
   94,300          80,000      174,300    Target Corp.                                       3,402,344      2,886,400     6,288,744
  153,900         120,000      273,900    Wal-Mart Stores, Inc.                              7,771,950      6,060,000    13,831,950
                                          Telecommunications                      5.8%
                  100,000      100,000    AT&T Corp.                                                        2,130,000     2,130,000
                   10,000       10,000    CIENA Corp.+                                                        417,500       417,500
   96,800          72,000      168,800    General Motors Corp., Class H+                     1,887,600      1,404,000     3,291,600
   63,400                       63,400    JDS Uniphase Corp.+                                1,168,938                    1,168,938
                   50,000       50,000    QUALCOMM, Inc.+                                                   2,831,250     2,831,250
  108,744          40,000      148,744    SBC Communications, Inc.                           4,853,245      1,785,200     6,638,445
   86,454          70,000      156,454    Verizon Communications                             4,262,182      3,451,000     7,713,182
  223,000         100,000      323,000    WorldCom, Inc.+                                    4,167,313      1,868,750     6,036,063
                                          Utilities                               2.7%
                   65,000       65,000    Calpine Corp.+                                                    3,579,550     3,579,550
                   50,000       50,000    Energy East Corp.                                                   867,500       867,500
   33,975          40,000       73,975    Exelon Corp.                                       2,228,760      2,624,000     4,852,760
   65,500                       65,500    FPL Group, Inc                                     4,015,150                    4,015,150
                   23,000       23,000    NRG Energy, Inc.+                                                   837,200       837,200
                                                                                          ------------   ------------  ------------
                                          Total Investment Securities            92.4%     253,461,428    224,178,735   477,640,163
                                                                                          ------------   ------------  ------------
                                              (cost $223,943,517; $233,341,530;
                                               $457,285,047)

                                          REPURCHASE AGREEMENTS                   6.1%
1,993,000                    1,993,000    Paribas, Inc. Repurchase Agreement


               19,583,000   19,583,000    State Street Bank & Trust Co. Repurchase           1,993,000                    1,993,000
                                          Agreement                                                        19,583,000    19,583,000
               10,000,000   10,000,000    UBS Warburg, Inc. Repurchase Agreement                           10,000,000    10,000,000
                                          Total Repurchase Agreements
                                              (cost $1,993,000; $29,583,000;
                                                                                          ------------   ------------  ------------
                                              $31,576,000)                                   1,993,000     29,583,000    31,576,000
                                                                                          ------------   ------------  ------------
                                          TOTAL INVESTMENTS                      98.5%     255,454,428    253,761,735   509,216,163

                                              (cost $225,936,517; $262,924,530;
                                               $488,861,047)
                                               Other assets less liabilities (2)  1.5%        (892,237)     8,619,885     7,500,326
                                                                                         -------------------------------------------
                                               NET ASSETS                       100.0%    $254,562,191   $262,381,620  $516,716,489
                                                                                        ============================================


                                          + Non-income producing security GDR ("Global Depositary
                                          Receipt")

                                          (1) Security represents an investment in an affiliated
                                          company

                                          (2) To adjust ($227,322) for prepaid expenses on the North
                                          American Funds Growth & Income to be expensed prior to the reorganization

                                         Management does not anticipate having to sell any securities as a result of the reorganization, however, securities may be sold due to differing portfolio management style.

                                          See Notes to Pro Forma Financial Statements

                 SUNAMERICA EQUITY FUNDS GROWTH AND INCOME FUND
                    NORTH AMERICAN FUNDS GROWTH & INCOME FUND
                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                 March 31, 2001
                                   (unaudited)


1.   BASIS OF COMBINATION

     The Pro Forma Combined Statement of Assets and Liabilities, including the Portfolio of Investments at March 31, 2001, and related Statement of Operations ("Pro Forma Statements") for the twelve months ended March 31, 2001, reflect the accounts of the Growth and Income Fund ("SunAmerica Growth and Income") a separately managed portfolio of SunAmerica Equity Funds, and Growth & Income Fund ("Growth & Income") a separately managed portfolio of North American Funds. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of the Growth & Income Fund Class A, Class B, Class C, and Class I shares as of the close of business on March 31, 2001. American International Group, Inc. will pay the cost of the reorganization.

     The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Growth & Income in exchange for shares of SunAmerica Growth and Income. In conjunction with the reorganization, SunAmerica Growth and Income is the surviving fund.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of SunAmerica Growth and Income and Growth & Income included in their respective Statements of Additional Information.

2.   VALUATION

     Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market markers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sale price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Portfolios may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Directors. Short-term securities which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

3.   CAPITAL SHARES

     The pro forma combined net asset value per share assumes the issuance of additional shares of SunAmerica Growth and Income which would have been issued at March 31, 2001 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the March 31, 2001 net asset value of SunAmerica Growth and Income Class A ($13.50), Class B ($13.04), Class II, ($13.02), and Class Z ($13.73). Class I shares will be offered on SunAmerica Growth and Income and will assume the net asset value of Class A. The Class C shares of Growth & Income will receive Class II shares of SunAmerica Growth and Income.


          The pro forma number of shares outstanding are as follows:

                                        Class A         Class B           Class II          Class Z         Class I
----------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
Shares of SunAmerica
Growth and Income                     7,089,474       10,094,368         2,661,158           29,613              0
----------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
Additional Shares to be
issued to Growth &
Income                                3,064,043        5,930,600         9,572,892                0        814,533
----------------------------------- ---------------- ----------------- --------------- ---------------- -----------------
Pro Forma Shares
outstanding                          10,153,517       16,024,968        12,234,050           29,613        814,533
-------------------------------------------------------------------------------------------------------------------------

     These pro forma financial statements assume that all shares of Growth & Income Class A, Class B, Class C, and Class I outstanding on March 31, 2001 were exchanged, tax free, for SunAmerica Growth and Income Class A, Class B, Class II, and Class I shares, respectively. Class Z shares were not affected by the combination.

4.   PRO FORMA OPERATING EXPENSES

     The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of SunAmerica Growth and Income, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro forma operating expenses include the expenses of SunAmerica Growth and Income and Growth & Income combined, adjusted for certain items which are factually supportable. Advisory fees have been charged to the combined entity based upon the contract in effect for SunAmerica Growth and Income at the level of assets of the combined fund for the stated period.

SUNAMERICA EQUITY GROWTH OPPORTUNITIES FUND
NORTH AMERICAN FUNDS MID CAP GROWTH FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001
(unaudited)

                                                                 North America   SunAmerica Equity
                                                                      Funds        Funds Growth                       Pro Forma
                                                                 Mid Cap Growth    Opportunities     Pro Forma        Combined
                                                                      Fund              Fund        Adjustments       (Note 1)
                                                                 --------------  -----------------  -----------      ------------
ASSETS:
Investment securities, at value (identified cost $65,430,986,
$264,728,084, and $330,159,070, respectively)                       $43,851,114     $223,072,593          -          $266,923,707
Repurchase agreements (cost equals market)                              597,000       18,709,000          -            19,306,000
Cash                                                                        206              204          -                   410
Receivable for investments sold                                         235,938        5,296,178          -             5,532,116
Receivable for shares of beneficial interest sold                        11,742        1,394,418          -             1,406,160
Interest and dividends receivable                                        11,591           41,586          -                53,177
Receivable from investment adviser                                        9,435              -            -                 9,435
Prepaid expenses and other assets                                       190,229            3,279      (61,551)(A)         131,957
                                                                    ------------    -------------   ----------       -------------
          Total assets                                               44,907,255      248,517,258      (61,551)        293,362,962
                                                                    ------------    -------------   ----------       -------------

LIABILITIES:
Payable for investments purchased                                       130,378        2,735,478          -             2,865,856
Payable for shares of beneficial interest redeemed                       64,012          435,043          -               499,055
Investment advisory and management
  fees payable                                                              -            167,130          -               167,130
Distribution and service maintenance
  fees payable                                                           31,898          148,713          -               180,611
Other accrued expenses                                                   87,124           80,536          -               167,660
                                                                    ------------    -------------   ----------       -------------
          Total liabilities                                             313,412        3,566,900            0           3,880,312
                                                                    ------------    -------------   ----------       -------------
                    Net assets                                      $44,593,843     $244,950,358     ($61,551)       $289,482,650
                                                                    ============    =============   ==========       =============

NET ASSETS WERE COMPOSED OF:
Common Stock, $.001, $.01, and  $.01,  par value                         $4,554         $125,421      $18,573 (B)         148,548
Paid-in capital                                                      71,630,237      358,545,147      (18,573)(B)     430,156,811
                                                                    ------------    -------------   ----------       -------------
                                                                     71,634,791      358,670,568            0         430,305,359
Accumulated undistributed net
  investment income (loss)                                           (1,524,365)      (1,366,704)     (61,551)(A)      (2,952,620)
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                        (3,936,680)     (70,698,015)         -           (74,634,695)
Net unrealized appreciation (depreciation) on
   investments                                                      (21,579,872)     (41,655,491)         -           (63,235,363)
Net unrealized appreciation (depreciation) of foreign
  currency, and other assets and liabilities                                (31)             -            -                   (31)
                                                                    ------------    -------------   ----------       -------------
                    Net assets                                      $44,593,843     $244,950,358     ($61,551)       $289,482,650
                                                                    ============    =============   ==========       =============

SUNAMERICA EQUITY GROWTH OPPORTUNITIES FUND
NORTH AMERICAN FUNDS MID CAP GROWTH FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001
(unaudited)

                                                     North America Funds  SunAmerica Equity Funds                      Pro Forma
                                                        Mid Cap Growth      Growth Opportunities     Pro Forma         Combined
                                                             Fund                   Fund            Adjustments        (Note 1)
                                                     -------------------  ----------------------- -------------       ------------
Class A:
     Net assets                                               $7,248,056       $124,773,186         ($10,003) (A)     $132,011,239
     Shares outstanding                                          715,655          6,131,576         (359,977) (B)        6,487,254
     Net asset value and redemption price per share               $10.13             $20.35              -                  $20.35
     Maximum sales charge (5.75% of offering price)                 0.62               1.24              -                    1.24
                                                           --------------     --------------    -------------        --------------
     Maximum offering price to public                             $10.75             $21.59              -                  $21.59
                                                           ==============     ==============    =============        ==============
Class B:
     Net assets                                              $17,253,698        $75,131,892         ($23,815) (A)      $92,361,775
     Shares outstanding                                        1,795,035          4,006,776         (876,108) (B)        4,925,703
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                            $9.61             $18.75              -                  $18.75
                                                           ==============     ==============    =============        ==============

Class II:
     Net assets                                                      -          $45,045,280      $12,343,407 (D)       $57,388,687
     Shares outstanding                                              -            2,403,768          658,666 (B)(D)      3,062,434
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                         -               $18.74              -                  $18.74
     Maximum sales charge (1.00% of offering price)                  -                 0.19              -                    0.19
                                                           --------------     --------------    -------------        --------------
     Maximum offering price to public                                -               $18.93              -                  $18.93
                                                           ==============     ==============    =============        ==============

Class C:
     Net assets                                              $12,360,468                 -      ($12,360,468) (A)(D)            $0
     Shares outstanding                                        1,283,728                 -        (1,283,728) (B)(D)             0
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                            $9.63                 -               -                     -
                                                           ==============     ==============    =============        ==============


Class I:
     Net assets                                               $7,731,621                 -          ($10,672) (A)       $7,720,949
     Shares outstanding                                          759,324                 -          (379,916) (B)(C)       379,408
     Net asset value, offering and redemption
      price per share                                             $10.18             $20.35              -                  $20.35
                                                           ==============     ==============    =============        ==============


(A) To adjust for the remaining balances of any prepaid expenses on the North American Funds Mid Cap Growth Fund to be expensed prior to the reorganization
(B) To adjust for a tax free exchange of North American Funds Mid Cap Growth shares for shares of SunAmerica Equity Funds Growth Opportunities
(C) Class I shares will be offered on SunAmerica Equity Funds Growth Opportunities and will assume the net asset value of Class A
(D) Class C shares of North American Funds Mid Cap Growth will receive Class II shares of SunAmerica Equity Funds Growth Opportunities

See Notes to Pro Forma Financial Statements

SUNAMERICA EQUITY FUNDS GROWTH OPPORTUNITIES FUND
NORTH AMERICAN FUNDS MID CAP GROWTH FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS
FOR THE TWELVE MONTHS ENDED MARCH 31, 2001
(unaudited)

                                                                                            SunAmerica
                                                                          North America       Equity
                                                                           Funds Mid       Funds Growth                 Pro Forma
                                                                           Cap Growth      Opportunities  Pro Forma     Combined
                                                                              Fund             Fund      Adjustments     (Note 1)
                                                                          ------------------------------ -----------  -------------
INVESTMENT INCOME:
Income:
     Interest                                                                  $67,430       $2,537,433          0       $2,604,863
     Dividends*                                                                120,760          501,959          0          622,719
                                                                          -------------   -------------- ---------    -------------
            Total investment income                                            188,190        3,039,392          0        3,227,582
                                                                          -------------   -------------- ---------    -------------
Expenses:
     Investment advisory and management fees                                   499,707        2,209,521    (91,957)(E)    2,617,271
     Distribution and service maintenance fees
        Class A                                                                 30,976          562,776          0          593,752
        Class B                                                                213,259          854,248          0        1,067,507
        Class II                                                                     0          485,951    148,358 (D)      634,309
        Class C                                                                148,358                0   (148,358)(D)            0
        Class I                                                                 22,861                0          0           22,861
     Transfer agent fees and expenses                                          260,749                0   (260,749)(E)            0
         Class A                                                                     0          378,115     21,241 (E)      399,356
         Class B                                                                     0          205,567     51,182 (E)      256,749
         Class II                                                                    0          109,733     37,090 (E)      146,823
         Class I                                                                     0                0     27,433 (E)       27,433
     Registration fees                                                          38,240                0    (38,240)(E)            0
         Class A                                                                     0           58,752      1,248 (E)       60,000
         Class B                                                                     0           31,250      1,750 (E)       33,000
         Class II                                                                    0           20,336        664 (E)       21,000
         Class I                                                                     0                0     10,000 (E)       10,000
     Accounting/administration                                                  57,359                0    (57,359)(E)            0
     Custodian fees and expenses                                                29,881          117,135     (7,428)(E)      139,588
     Audit and legal fees                                                       26,064           24,100    (17,664)(F)       32,500
     Miscellaneous expenses                                                     27,977           51,409     (9,350)(F)       70,036
                                                                          -------------   -------------- ---------    -------------
         Total expenses                                                      1,355,431        5,108,893   (332,139)       6,132,185
         Less: expenses waived/reimbursed by investment adviser               (311,542)               0    290,568 (G)      (20,974)
         Less: custody credits earned on cash balances                               0           (3,527)         0           (3,527)
                                                                          -------------   -------------- ---------    -------------
         Net expenses                                                        1,043,889        5,105,366    (41,571)       6,107,684
                                                                          -------------   -------------- ---------    -------------
Net investment income (loss)                                                  (855,699)      (2,065,974)    41,571       (2,880,102)
                                                                          -------------   -------------- ---------    -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments                                     (5,223,434)     (70,669,756)         0      (75,893,190)
Net realized gain (loss) loss on futures and options contracts                       0        1,223,986          0        1,223,986
Net realized gain (loss) on foreign currency and other assets and
   liabilities                                                                      (4)               0          0               (4)
Net change in unrealized appreciation/depreciation of
  investments                                                              (20,632,279)    (102,910,609)         0     (123,542,888)
Net change in unrealized appreciation/depreciation on foreign
  currency and other assets and liabilities                                         34                0          0               34
                                                                          -------------   -------------- ---------    -------------
Net realized and unrealized gain (loss) on investments, foreign currency
and other assets and liabilities                                           (25,855,683)    (172,356,379)         0     (198,212,062)
                                                                          -------------   -------------- ---------    -------------

NET INCREASE (DECREASE) IN  NET ASSETS RESULTING
   FROM OPERATIONS:                                                       ($26,711,382)   ($174,422,353)   $41,571    ($201,092,164)
                                                                          =============   ============== =========    =============



(D) Class C shares of North American Funds Mid Cap Growth will receive Class II shares of SunAmerica Equity Funds Growth Opportunities
(E) Reflects adjustments to expenses based on surviving fund's fee schedules and combined net assets
(F) Reflects the elimination of duplicate services or fees
(G) Reflects adjustments to expenses waived/reimbused by investment adviser based on pro forma expenses

See Notes to Pro Forma Financial Statements

                SunAmerica Equity Funds Growth Opportunities Fund
                    North American Funds Mid Cap Growth Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)


         Principal/Shares
-----------------------------------
Mid Cap       Growth      Pro Forma                                                             Maturity     Mid Cap     Growth
 Growth   Opportunities   Combined                        Description                  Coupon     Date       Growth   Opportunities
--------  -------------  ----------   ----------------------------------------------  --------  ---------   --------- -------------
                                       COMMON STOCK                                                             98.4%         91.1%
                                       Apparel & Textiles                                                        0.0%          1.0%
             177,500        177,500    Venator Group, Inc.
                                       Automotive                                                                0.9%          0.0%
 10,800                      10,800    Harley Davidson, Inc.
                                       Banks                                                                     2.9%          0.7%
 10,200                      10,200    Banknorth Group, Inc.
  5,600                       5,600    Golden West Financial Corp.
  7,500                       7,500    Northern Trust Corp.
              77,700         77,700    Roslyn Bancorp, Inc.
  9,200                       9,200    Synvous Financial Corp.
                                       Broadcasting & Media                                                      9.0%          0.6%
  7,500                       7,500    Cablevision NY Group, CLASS A +
  3,750                       3,750    Cablevision Systems Corp. +
  2,400                       2,400    Cox Radio, Inc. +
 17,950       50,000         67,950    EchoStar Communications Corp., Class A +
  3,450                       3,450    Gemstar-TV Guide International, Inc. +
  3,400                       3,400    Hispanic Broadcasting Corp. +
  7,400                       7,400    Interpublic Group Cos., Inc.
  9,850                       9,850    Lamar Advertising Co. +
  7,200                       7,200    Omnicom Corp.
 10,060                      10,060    TMP Worldwide, Inc. +
 23,950                      23,950    USA Networks, Inc. +
 45,390                      45,390    WPP Group PLC
    900                         900    WPP Group PLC ADR
                                       Business Services                                                         4.4%          0.0%
  9,100                       9,100    The BISYS Group, Inc. +
  5,800                       5,800    Diamondcluster International, Inc. +
 14,100                      14,100    KPMG Consulting, Inc. +
 16,125                      16,125    Paychex, Inc.
 25,200                      25,200    Robert Half International, Inc. +
 11,200                      11,200    Sapient Corp. +
                                       Communication Equipment                                                   3.3%          2.2%
             233,000        233,000    Advanced Fibre Communications, Inc. +
 10,500                      10,500    Crown Castle International Corp. +
  1,500                       1,500    Digital Lightwave, Inc. +
  5,900                       5,900    Emulex Corp. +
 11,100                      11,100    Extreme Networks, Inc. +
 13,000                      13,000    Finisar, Inc. +
              51,000         51,000    Juniper Networks, Inc. +
  6,800                       6,800    Mcdata Corp. +
 13,800                      13,800    Oni System Corp +
                 500            500    OPNET Technologies, Inc. +
 12,900                      12,900    Redback Networks, Inc. +

         Principal/Shares                                                                             Market Value
-------------------------------------                                                     ------------------------------------
Mid Cap      Growth      Pro Forma                                                 Pro Forma   Mid Cap      Growth       Pro Forma
 Growth   Opportunities   Combined                     Description                 Combined     Growth   Opportunities   Combined
--------  -------------  ------------   ----------------------------------------  -----------  --------  -------------  -----------
                                       COMMON STOCK                                     92.2%
                                       Apparel & Textiles                                0.8%
              177,500       177,500    Venator Group, Inc.                                                   2,449,500    2,449,500
                                       Automotive                                        0.2%
 10,800                      10,800    Harley Davidson, Inc.                                    409,860                     409,860
                                       Banks                                             1.0%
 10,200                      10,200    Banknorth Group, Inc.                                    202,725                     202,725
  5,600                       5,600    Golden West Financial Corp.                              363,440                     363,440
  7,500                       7,500    Northern Trust Corp.                                     468,750                     468,750
               77,700        77,700    Roslyn Bancorp, Inc.                                                  1,748,250    1,748,250
  9,200                       9,200    Synvous Financial Corp.                                  248,400                     248,400
                                       Broadcasting & Media                              1.9%
  7,500                       7,500    Cablevision NY Group, CLASS A +                          527,700                     527,700
  3,750                       3,750    Cablevision Systems Corp. +                               91,125                      91,125
  2,400                       2,400    Cox Radio, Inc. +                                         50,424                      50,424
 17,950        50,000        67,950    EchoStar Communications Corp., Class A +                 496,991     1,384,375     1,881,366
  3,450                       3,450    Gemstar-TV Guide International, Inc. +                    99,188                      99,188
  3,400                       3,400    Hispanic Broadcasting Corp. +                             64,940                      64,940
  7,400                       7,400    Interpublic Group Cos., Inc.                             254,190                     254,190
  9,850                       9,850    Lamar Advertising Co. +                                  361,988                     361,988
  7,200                       7,200    Omnicom Corp.                                            596,736                     596,736
 10,060                      10,060    TMP Worldwide, Inc. +                                    377,879                     377,879
 23,950                      23,950    USA Networks, Inc. +                                     573,303                     573,303
 45,390                      45,390    WPP Group PLC                                            481,165                     481,165
    900                         900    WPP Group PLC ADR                                         48,319                      48,319
                                       Business Services                                 0.7%
  9,100                       9,100    The BISYS Group, Inc. +                                  486,281                     486,281
  5,800                       5,800    Diamondcluster International, Inc. +                      50,388                      50,388
 14,100                      14,100    KPMG Consulting, Inc. +                                  183,300                     183,300
 16,125                      16,125    Paychex, Inc.                                            597,633                     597,633
 25,200                      25,200    Robert Half International, Inc. +                        563,220                     563,220
 11,200                      11,200    Sapient Corp. +                                           80,500                      80,500
                                       Communication Equipment                           2.3%
              233,000       233,000    Advanced Fibre Communications, Inc. +                                 3,334,813    3,334,813
 10,500                      10,500    Crown Castle International Corp. +                       155,531                     155,531
  1,500                       1,500    Digital Lightwave, Inc. +                                 26,437                      26,437
  5,900                       5,900    Emulex Corp. +                                           110,994                     110,994
 11,100                      11,100    Extreme Networks, Inc. +                                 168,831                     168,831
 13,000                      13,000    Finisar, Inc. +                                          124,719                     124,719
               51,000        51,000    Juniper Networks, Inc. +                                              1,935,960    1,935,960
  6,800                       6,800    Mcdata Corp. +                                           154,169                     154,169
 13,800                      13,800    Oni System Corp +                                        269,100                     269,100
                  500           500    OPNET Technologies, Inc. +                                                7,875        7,875
 12,900                      12,900    Redback Networks, Inc. +                                 168,732                     168,732

                SunAmerica Equity Funds Growth Opportunities Fund
                    North American Funds Mid Cap Growth Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)


           Principal/Shares
-------------------------------------------
Mid Cap       Growth      Pro Forma                                                              Maturity    Mid Cap     Growth
 Growth   Opportunities    Combined                    Description                     Coupon      Date      Growth   Opportunities
--------  -------------  -----------  ---------------------------------------------  ----------  ---------  --------- -------------
 10,600                       10,600   Research in Motion Ltd. +
  5,700                        5,700   Sycamore Networks, Inc +
                                       Computer Software                                                         7.2%          3.1%
 11,200                       11,200   Adobe Systems, Inc.
  4,200                        4,200   Aether Systems. Inc. +
                 20,000       20,000   Barra, Inc. +
                 32,400       32,400   Cerner Corp. +
                170,900      170,900   Citrix Systems, Inc. +
  9,000                        9,000   Commerce One, Inc. +
                 82,000       82,000   Futurelink Corp. +
 12,860                       12,860   I2 Technologies, Inc. +
 10,400                       10,400   Inktomi Corp. +
  7,100                        7,100   Intuit, Inc. +
  9,500                        9,500   Liberate Technologies +
  7,600                        7,600   Macromedia, Inc. +
 10,550                       10,550   Mercury Interactive Corp. +
  9,300                        9,300   Micromuse, Inc. +
  6,400                        6,400   Nvidia Corp. +
 10,850                       10,850   Peregrine Systems, Inc. +
  7,900                        7,900   Quest Software, Inc. +
 18,800                       18,800   Rational Software Corp. +
  4,100          66,600       70,700   Siebel Systems, Inc. +
                                       Computers & Business Equipment                                            0.5%          1.9%
                 20,000       20,000   Adept Technology, Inc. +
 10,300                       10,300   Brocade Communications Systems, Inc. +
                 44,400       44,400   EMC Corp. +
                  1,472        1,472   McData Corp., Class A +
                 66,600       66,600   VERITAS Software Corp. +
                                       Education                                                                 1.3%          0.0%
  8,000                        8,000   USA Education Inc.
                                       Electrical Equipment                                                      2.7%          0.0%
 15,000                       15,000   Applied Micro Circuits Corp. +
  5,000                        5,000   Analog Devices, Inc. +
  8,900                        8,900   Molex, Inc.
  7,300                        7,300   New Focus, Inc. +
  4,700                        4,700   Newport Corp.
  8,600                        8,600   Power One, Inc. +
  5,600                        5,600   Sanmina Corp. +
                                       Electronics                                                               8.5%          8.8%
  3,200                        3,200   Advanced Micro Devices, Inc. +
 10,900                       10,900   Altera Corp.  +
                 33,300       33,300   American Superconductor Corp. +
  6,000                        6,000   ASM Lithography Holding NV +
                208,600      208,600   Atmel Corp. +

         Principal/Shares                                                                                 Market Value
-----------------------------------                                                            ----------------------------------
Mid Cap        Growth     Pro Forma                                                Pro Forma    Mid Cap      Growth     Pro Forma
 Growth    Opportunities   Combined                   Description                   Combined     Growth   Opportunities  Combined
--------   -------------  ---------  -------------------------------------------   ----------  ---------  ------------- ----------
 10,600                      10,600    Research in Motion Ltd. +                                 232,882                   232,882
  5,700                       5,700    Sycamore Networks, Inc +                                   57,000                    57,000
                                       Computer Software                              3.7%
 11,200                      11,200    Adobe Systems, Inc.                                       391,664                   391,664
  4,200                       4,200    Aether Systems. Inc. +                                     54,600                    54,600
               20,000        20,000    Barra, Inc. +                                                          1,080,000  1,080,000
               32,400        32,400    Cerner Corp. +                                                         1,109,700  1,109,700
              170,900       170,900    Citrix Systems, Inc. +                                                 3,610,262  3,610,262
  9,000                       9,000    Commerce One, Inc. +                                       83,970                    83,970
               82,000        82,000    Futurelink Corp. +                                                        23,063     23,063
 12,860                      12,860    I2 Technologies, Inc. +                                   186,470                   186,470
 10,400                      10,400    Inktomi Corp. +                                            69,160                    69,160
  7,100                       7,100    Intuit, Inc. +                                            197,025                   197,025
  9,500                       9,500    Liberate Technologies +                                    78,969                    78,969
  7,600                       7,600    Macromedia, Inc. +                                        122,075                   122,075
 10,550                      10,550    Mercury Interactive Corp. +                               441,781                   441,781
  9,300                       9,300    Micromuse, Inc. +                                         351,447                   351,447
  6,400                       6,400    Nvidia Corp. +                                            415,500                   415,500
 10,850                      10,850    Peregrine Systems, Inc. +                                 211,575                   211,575
  7,900                       7,900    Quest Software, Inc. +                                    140,225                   140,225
 18,800                      18,800    Rational Software Corp. +                                 333,700                   333,700
  4,100        66,600        70,700    Siebel Systems, Inc. +                                    111,520      1,811,520  1,923,040
                                       Computers & Business Equipment                 1.7%
               20,000        20,000    Adept Technology, Inc. +                                                 280,000    280,000
 10,300                      10,300    Brocade Communications Systems, Inc. +                    215,167                   215,167
               44,400        44,400    EMC Corp. +                                                            1,305,360  1,305,360
                1,472         1,472    McData Corp., Class A +                                                   27,784     27,784
               66,600        66,600    VERITAS Software Corp. +                                               3,079,584  3,079,584
                                       Education                                      0.2%
  8,000                       8,000    USA Education Inc.                                        581,200                   581,200
                                       Electrical Equipment                           0.4%
 15,000                      15,000    Applied Micro Circuits Corp. +                            247,500                   247,500
  5,000                       5,000    Analog Devices, Inc. +                                    181,200                   181,200
  8,900                       8,900    Molex, Inc.                                               314,003                   314,003
  7,300                       7,300    New Focus, Inc. +                                          91,323                    91,323
  4,700                       4,700    Newport Corp.                                             137,522                   137,522
  8,600                       8,600    Power One, Inc. +                                         124,614                   124,614
  5,600                       5,600    Sanmina Corp. +                                           109,550                   109,550
                                       Electronics                                    8.8%
  3,200                       3,200    Advanced Micro Devices, Inc. +                             84,928                    84,928
 10,900                      10,900    Altera Corp.  +                                           233,669                   233,669
               33,300        33,300    American Superconductor Corp. +                                          534,881    534,881
  6,000                       6,000    ASM Lithography Holding NV +                              130,125                   130,125
              208,600       208,600    Atmel Corp. +                                                          2,046,888  2,046,888

                SunAmerica Equity Funds Growth Opportunities Fund
                    North American Funds Mid Cap Growth Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)


           Principal/Shares
-------------------------------------------
Mid Cap       Growth      Pro Forma                                                            Maturity     Mid Cap     Growth
 Growth   Opportunities    Combined                     Description                    Coupon    Date       Growth   Opportunities
--------  -------------  -----------  ----------------------------------------------   ------  ---------   --------  -------------

             200,000        200,000    Edison International
  6,700       88,800         95,500    Flextronics International Ltd. +
 11,850                      11,850    Globespan Semiconductor, Inc. +
  3,600                       3,600    Handspring, Inc. +
             133,100        133,100    Integrated Device Technology, Inc. +
              60,000         60,000    KLA-Tencor Corp. +
             199,700        199,700    Lam Research Corp. +
  9,100                       9,100    Linear Technology Corp.
  8,900                       8,900    Maxim Intergrated Products, Inc. +
 12,275                      12,275    Microchip Technology, Inc. +
 10,800                      10,800    Micron Technology, Inc.
  7,300                       7,300    Novellus Systems, Inc. +
 19,600                      19,600    Palm, Inc. +
 19,600                      19,600    Transwitch Corp. +
             127,600        127,600    Varian Semiconductor Equipment Associates, Inc. +
 10,800                      10,800    Vitesse Semiconductor Corp. +
 12,950                      12,950    Xilinx, Inc. +
                                       Energy Services                                                         4.9%          11.0%
              83,200         83,200    Baker Hughes, Inc.
  3,100                       3,100    BJ Services Co. +
  8,050                       8,050    Cooper Cameron Corp. +
              55,500         55,500    Diamond Offshore Drilling, Inc.
             144,200        144,200    Energy Partners Ltd. +
             110,900        110,900    Global Marine, Inc. +
             221,900        221,900    Marine Drilling Cos., Inc. +
  9,450                       9,450    Nabors Industries, Inc. +
 11,050                      11,050    Noble Drilling Corp. +
              77,700         77,700    Patterson Energy, Inc. +
              83,200         83,200    Rowan Cos., Inc. +
  1,100                       1,100    Santa Fe International Corp.
  7,150       33,300         40,450    Smith International, Inc.
              41,600         41,600    Transocean Sedco Forex, Inc.
              83,200         83,200    Veritas DGC, Inc. +
                                       Energy Sources                                                          2.2%           0.0%
  7,850                       7,850    Apache Corp.
  6,500                       6,500    Anadarko Petroleum Co.
  8,800                       8,800    Newmont Mining Corp.
                                       Financial Services                                                      8.4%          11.5%
  5,900                       5,900    Bear Stearns Cos., Inc.
  3,200       88,800         92,000    Capital One Financial Corp.
  7,700                       7,700    Countrywide Credit Industries, Inc.
             155,300        155,300    Eaton Vance Corp.
  9,400                       9,400    Edwards, A.G., Inc.
  5,300                       5,300    Federated Investors Inc., Class B

         Principal/Shares                                                                             Market Value
-----------------------------------                                                            ------------------------------------
Mid Cap        Growth     Pro Forma                                                Pro Forma    Mid Cap      Growth      Pro Forma
 Growth    Opportunities   Combined                           Description           Combined     Growth   Opportunities   Combined
--------   -------------  ---------  --------------------------------------------  ----------  ---------  -------------  ---------
              200,000       200,000    Edison International                                                   2,528,000  2,528,000
  6,700        88,800        95,500    Flextronics International Ltd. +                          100,500      1,332,000  1,432,500
 11,850                      11,850    Globespan Semiconductor, Inc. +                           259,219                   259,219
  3,600                       3,600    Handspring, Inc. +                                         41,850                    41,850
              133,100       133,100    Integrated Device Technology, Inc. +                                   3,941,091  3,941,091
               60,000        60,000    KLA-Tencor Corp. +                                                     2,362,500  2,362,500
              199,700       199,700    Lam Research Corp. +                                                   4,742,875  4,742,875
  9,100                       9,100    Linear Technology Corp.                                   373,669                   373,669
  8,900                       8,900    Maxim Intergrated Products, Inc. +                        370,151                   370,151
 12,275                      12,275    Microchip Technology, Inc. +                              310,711                   310,711
 10,800                      10,800    Micron Technology, Inc.                                   448,524                   448,524
  7,300                       7,300    Novellus Systems, Inc. +                                  296,106                   296,106
 19,600                      19,600    Palm, Inc. +                                              164,762                   164,762
 19,600                      19,600    Transwitch Corp. +                                        257,250                   257,250
              127,600       127,600    Varian Semiconductor Equipment
                                          Associates, Inc. +                                                  4,075,225  4,075,225
 10,800                      10,800    Vitesse Semiconductor Corp. +                             257,175                   257,175
 12,950                      12,950    Xilinx, Inc. +                                            454,869                   454,869
                                       Energy Services                               10.0%
               83,200        83,200    Baker Hughes, Inc.                                                     3,020,992  3,020,992
  3,100                       3,100    BJ Services Co. +                                         220,720                   220,720
  8,050                       8,050    Cooper Cameron Corp. +                                    434,700                   434,700
               55,500        55,500    Diamond Offshore Drilling, Inc.                                        2,183,925  2,183,925
              144,200       144,200    Energy Partners Ltd. +                                                 1,362,690  1,362,690
              110,900       110,900    Global Marine, Inc. +                                                  2,839,040  2,839,040
              221,900       221,900    Marine Drilling Cos., Inc. +                                           5,913,635  5,913,635
  9,450                       9,450    Nabors Industries, Inc. +                                 489,888                   489,888
 11,050                      11,050    Noble Drilling Corp. +                                    510,068                   510,068
               77,700        77,700    Patterson Energy, Inc. +                                               2,457,263  2,457,263
               83,200        83,200    Rowan Cos., Inc. +                                                     2,288,000  2,288,000
  1,100                       1,100    Santa Fe International Corp.                               35,750                    35,750
  7,150        33,300        40,450    Smith International, Inc.                                 501,930      2,337,660  2,839,590
               41,600        41,600    Transocean Sedco Forex, Inc.                                           1,803,360  1,803,360
               83,200        83,200    Veritas DGC, Inc. +                                                    2,658,240  2,658,240
                                       Energy Sources                                 0.3%
  7,850                       7,850    Apache Corp.                                              452,238                   452,238
  6,500                       6,500    Anadarko Petroleum Co.                                    408,070                   408,070
  8,800                       8,800    Newmont Mining Corp.                                      141,856                   141,856
                                       Financial Services                            11.0%
  5,900                       5,900    Bear Stearns Cos., Inc.                                   269,866                   269,866
  3,200        88,800        92,000    Capital One Financial Corp.                               177,600      4,928,400  5,106,000
  7,700                       7,700    Countrywide Credit Industries, Inc.                       379,995                   379,995
              155,300       155,300    Eaton Vance Corp.                                                      4,822,065  4,822,065
  9,400                       9,400    Edwards, A.G., Inc.                                       347,800                   347,800
  5,300                       5,300    Federated Investors Inc., Class B                         150,255                   150,255

                SunAmerica Equity Funds Growth Opportunities Fund
                    North American Funds Mid Cap Growth Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)


          Principal/Shares
------------------------------------
Mid Cap       Growth      Pro Forma                                                             Maturity     Mid Cap     Growth
 Growth   Opportunities    Combined                  Description                       Coupon     Date       Growth   Opportunities
--------  --------------  ----------   ---------------------------------------------  --------  ---------   --------- -------------
  8,600                       8,600    Legg Mason, Inc.
  5,320       77,700         83,020    Lehman Brothers Holdings, Inc.
              66,600         66,600    Merrill Lynch & Co., Inc.
             110,900        110,900    Nasdaq-100 Shares +
  3,700                       3,700    National Commercial Financial Corp.
  4,600      110,900        115,500    Providian Financial Corp.
  4,800                       4,800    SEI Investments Co.
  9,400                       9,400    T. Rowe Price & Associates, Inc.
  3,000                       3,000    TCF Financial Corp.
 21,442                      21,442    Waddell & Reed Financial, Inc., Class A
  8,029                       8,029    Waddell & Reed Financial, Inc., Class B
                                       Health Services                                                         3.3%         5.7%
  4,800                       4,800    Amerisource Health Corp. +
 21,700                      21,700    Bergen Brunswig Corp.
  3,000                       3,000    Invitrogen Corp. +
  1,900                       1,900    Laboratory Corp. America Holdings +
  4,700                       4,700    First Health Group Corp. +
  6,200                       6,200    Protein Design Labs Inc. +
              77,700         77,700    Tenet Healthcare Corp. +
              55,500         55,500    Triad Hospitals, Inc. +
              55,500         55,500    UnitedHealth Group, Inc.
              33,300         33,300    Universal Health Services, Inc., Class B
              30,000         30,000    Wellpoint Health Networks, Inc., Class A +
                                       Insurance                                                               4.0%         7.8%
             135,400        135,400    ACE Ltd.
             177,600        177,600    AFLAC, Inc.
 10,750                      10,750    Ambac Financial Group, Inc.
 19,400      166,400        185,800    John Hancock Financial Services +
              94,300         94,300    MetLife, Inc.
  9,800                       9,800    Sun Life Financial Services, Inc. (CAD) +
  8,700                       8,700    Sun Life Financial Services, Inc. +
                                       Internet Content                                                        1.1%         1.3%
  7,700       66,600         74,300    Check Point Software Ltd. +
  5,990                       5,990    Openwave Systems, Inc. +
                                       Internet Software                                                       4.7%         0.8%
  8,900                       8,900    Art Technology Group, Inc. +
 13,700       66,600         80,300    BEA Systems, Inc. +
 13,800                      13,800    Ebay, Inc. +
              45,000         45,000    Entrade, Inc. +*(1)
 35,000                      35,000    Exodus Communications, Inc. +
 10,900                      10,900    Verisign Corp. +
 11,450                      11,450    Vignette Corp. +
 11,000                      11,000    Webmethods, Inc. +
                                       Leisure & Tourism                                                       2.8%         0.9%

         Principal/Shares                                                                             Market Value
------------------------------------                                                     ------------------------------------
Mid Cap        Growth     Pro Forma                                                Pro Forma    Mid Cap      Growth      Pro Forma
 Growth    Opportunities   Combined                 Description                    Combined     Growth   Opportunities   Combined
--------   -------------  ----------  ----------------------------------------    -----------  --------  -------------   ---------
  8,600                       8,600    Legg Mason, Inc.                                          362,060                   362,060
  5,320        77,700        83,020    Lehman Brothers Holdings, Inc.                            333,564   4,871,790     5,205,354
               66,600        66,600    Merrill Lynch & Co., Inc.                                           3,689,640     3,689,640
              110,900       110,900    Nasdaq-100 Shares +                                                 4,341,735     4,341,735
  3,700                       3,700    National Commercial Financial Corp.                        91,806                    91,806
  4,600       110,900       115,500    Providian Financial Corp.                                 225,630   5,439,645     5,665,275
  4,800                       4,800    SEI Investments Co.                                       149,700                   149,700
  9,400                       9,400    T. Rowe Price & Associates, Inc.                          294,338                   294,338
  3,000                       3,000    TCF Financial Corp.                                       113,370                   113,370
 21,442                      21,442    Waddell & Reed Financial, Inc., Class A                   607,881                   607,881
  8,029                       8,029    Waddell & Reed Financial, Inc., Class B                   228,184                   228,184
                                       Health Services                                5.4%
  4,800                       4,800    Amerisource Health Corp. +                                235,440                   235,440
 21,700                      21,700    Bergen Brunswig Corp.                                     360,220                   360,220
  3,000                       3,000    Invitrogen Corp. +                                        164,550                   164,550
  1,900                       1,900    Laboratory Corp. America Holdings +                       228,475                   228,475
  4,700                       4,700    First Health Group Corp. +                                206,213                   206,213
  6,200                       6,200    Protein Design Labs Inc. +                                275,900                   275,900
               77,700        77,700    Tenet Healthcare Corp. +                                            3,418,800     3,418,800
               55,500        55,500    Triad Hospitals, Inc. +                                             1,567,875     1,567,875
               55,500        55,500    UnitedHealth Group, Inc.                                            3,288,930     3,288,930
               33,300        33,300    Universal Health Services, Inc., Class B                            2,940,390     2,940,390
               30,000        30,000    Wellpoint Health Networks, inc., Class A +                          2,859,300     2,859,300
                                       Insurance                                      7.2%
              135,400       135,400    ACE Ltd.                                                            4,977,304     4,977,304
              177,600       177,600    AFLAC, Inc.                                                         4,891,104     4,891,104
 10,750                      10,750    Ambac Financial Group, Inc.                               681,872                   681,872
 19,400       166,400       185,800    John Hancock Financial Services +                         745,930   6,398,080     7,144,010
               94,300        94,300    MetLife, Inc.                                                       2,833,715     2,833,715
  9,800                       9,800    Sun Life Financial Services, Inc. (CAD) +                 190,022                   190,022
  8,700                       8,700    Sun Life Financial Services, Inc. +                       168,252                   168,252
                                       Internet Content                               1.3%
  7,700        66,600        74,300    Check Point Software Ltd. +                               365,750   3,163,500     3,529,250
  5,990                       5,990    Openwave Systems, Inc. +                                  118,842                   118,842
                                       Internet Software                              1.4%
  8,900                       8,900    Art Technology Group, Inc. +                              106,800                   106,800
 13,700        66,600        80,300    BEA Systems, Inc. +                                       402,438   1,956,375     2,358,813
 13,800                      13,800    Ebay, Inc. +                                              499,388                   499,388
               45,000        45,000    Entrade, Inc. +*(1)                                                    34,020        34,020
 35,000                      35,000    Exodus Communications, Inc. +                             376,250                   376,250
 10,900                      10,900    Verisign Corp. +                                          386,269                   386,269
 11,450                      11,450    Vignette Corp. +                                           73,709                    73,709
 11,000                      11,000    Webmethods, Inc. +                                        229,625                   229,625
                                       Leisure & Tourism                              1.2%

                SunAmerica Equity Funds Growth Opportunities Fund
                    North American Funds Mid Cap Growth Fund
                   Pro Forma Combined Portfolio of Investments
                              As of March 31, 2001
                                   (unaudited)


           Principal/Shares
-------------------------------------------
Mid Cap       Growth      Pro Forma                                                             Maturity     Mid Cap     Growth
 Growth   Opportunities    Combined                Description                          Coupon    Date       Growth   Opportunities
--------  -------------   ----------  ------------------------------------------------- ------  ---------   --------- -------------
             100,000        100,000    Callaway Golf Co.
 26,450                      26,450    Harrah's Entertainment, Inc. +
  9,550                       9,550    MGM Mirage, Inc.
  5,800                       5,800    Starbucks Corp. +
                                       Machinery                                                               0.0%         2.0%
             177,500        177,500    Kulicke & Soffa Industries, Inc.
             110,900        110,900    Thermo Electron Corp. +
                                       Medical Products                                                        6.9%         6.1%
  4,700       62,100         66,800    Affymetrix, Inc. +
             110,900        110,900    Biomet, Inc.
             102,700        102,700    Biosource International, Inc. +
 20,900       57,700         78,600    Forest Laboratories, Inc. +
  7,300       44,400         51,700    Genzyme Corp. +
               1,084          1,084    Genzyme Surgical Products +
  5,500                       5,500    MedImmune, Inc. +
  8,680       27,700         36,380    Millennium Pharmaceuticals, Inc. +
  6,000                       6,000    St. Jude Medical, Inc.
  4,500                       4,500    Varian Medicap, Inc.
                                       Pharmaceuticals                                                         7.3%        11.9%
  9,750                       9,750    Allergan, Inc.
 19,300                      19,300    Alza Corp. +
  8,200                       8,200    Andrx Group +
              83,200         83,200    Biogen, Inc. +
              83,200         83,200    Charles River Laboratories International, Inc. +
             164,200        164,200    Curagen Corp. +
              94,300         94,300    Genvec, Inc. +
  4,600                       4,600    Human Genome Sciences, Inc. +
             144,200        144,200    IMS Health, Inc.
 16,175                      16,175    King Pharmaceuticals, Inc. +
              49,900         49,900    Merck & Co., Inc.
              70,750         70,750    Pfizer, Inc.
              72,100         72,100    Schering-Plough Corp.
             221,900        221,900    Serono SA ADR+
  9,100                       9,100    Teva Pharmaceutical Industries Ltd. ADR
                                       Retail Stores                                                           2.7%        10.2%
             255,200        255,200    Abercrombie & Fitch Co., Class A +
              88,800         88,800    Bed Bath & Beyond, Inc. +
  4,700                       4,700    CDW Computer Centers, Inc. +
             110,900        110,900    Gap, Inc.
 10,500                      10,500    Kohls Corp. +
              83,200         83,200    Limited, Inc.
              66,600         66,600    Payless Shoesource, Inc. +
 10,780                      10,780    Radioshack Corp.
             110,900        110,900    Target Corp.

          Principal/Shares                                                                             Market Value
------------------------------------                                                     ------------------------------------
Mid Cap        Growth     Pro Forma                                                Pro Forma    Mid Cap     Growth       Pro Forma
 Growth    Opportunities   Combined                 Description                    Combined     Growth   Opportunities    Combined
--------   -------------  ----------  ------------------------------------------  -----------   -------  -------------   ----------
              100,000       100,000    Callaway Golf Co.                                                   2,221,000     2,221,000
 26,450                      26,450    Harrah's Entertainment, Inc. +                            778,424                   778,424
  9,550                       9,550    MGM Mirage, Inc.                                          239,705                   239,705
  5,800                       5,800    Starbucks Corp. +                                         246,138                   246,138
                                       Machinery                                      1.7%
              177,500       177,500    Kulicke & Soffa Industries, Inc.                                    2,407,344     2,407,344
              110,900       110,900    Thermo Electron Corp. +                                             2,493,032     2,493,032
                                       Medical Products                               6.3%
  4,700        62,100        66,800    Affymetrix, Inc. +                                        130,719   1,727,156     1,857,875
              110,900       110,900    Biomet, Inc.                                                        4,368,420     4,368,420
              102,700       102,700    Biosource International, Inc. +                                       664,341       664,341
 20,900        57,700        78,600    Forest Laboratories, Inc. +                             1,238,116   3,418,148     4,656,264
  7,300        44,400        51,700    Genzyme Corp. +                                           659,409   4,010,652     4,670,061
                1,084         1,084    Genzyme Surgical Products +                                             5,962         5,962
  5,500                       5,500    MedImmune, Inc. +                                         197,313                   197,313
  8,680        27,700        36,380    Millennium Pharmaceuticals, Inc. +                        264,393     843,742     1,108,135
  6,000                       6,000    St. Jude Medical, Inc.                                    323,100                   323,100
  4,500                       4,500    Varian Medicap, Inc.                                      273,600                   273,600
                                       Pharmaceuticals                               11.2%
  9,750                       9,750    Allergan, Inc.                                            722,962                   722,962
 19,300                      19,300    Alza Corp. +                                              781,650                   781,650
  8,200                       8,200    Andrx Group +                                             401,800                   401,800
               83,200        83,200    Biogen, Inc. +                                                      5,267,600     5,267,600
               83,200        83,200    Charles River Laboratories International, Inc. +                    2,059,200     2,059,200
              164,200       164,200    Curagen Corp. +                                                     3,848,438     3,848,438
               94,300        94,300    Genvec, Inc. +                                                        495,075       495,075
  4,600                       4,600    Human Genome Sciences, Inc. +                             211,600                   211,600
              144,200       144,200    IMS Health, Inc.                                                    3,590,580     3,590,580
 16,175                      16,175    King Pharmaceuticals, Inc. +                              659,131                   659,131
               49,900        49,900    Merck & Co., Inc.                                                   3,787,410     3,787,410
               70,750        70,750    Pfizer, Inc.                                                        2,897,213     2,897,213
               72,100        72,100    Schering-Plough Corp.                                               2,633,813     2,633,813
              221,900       221,900    Serono SA ADR+                                                      4,482,380     4,482,380
  9,100                       9,100    Teva Pharmaceutical Industries Ltd. ADR                   497,088                   497,088
                                       Retail Stores                                  9.0%
              255,200       255,200    Abercrombie & Fitch Co., Class A +                                  8,345,040     8,345,040
               88,800        88,800    Bed Bath & Beyond, Inc. +                                           2,181,150     2,181,150
  4,700                       4,700    CDW Computer Centers, Inc. +                              145,700                   145,700
              110,900       110,900    Gap, Inc.                                                           2,630,548     2,630,548
 10,500                      10,500    Kohls Corp. +                                             647,745                   647,745
               83,200        83,200    Limited, Inc.                                                       1,307,904     1,307,904
               66,600        66,600    Payless Shoesource, Inc. +                                          4,145,850     4,145,850
 10,780                      10,780    Radioshack Corp.                                          395,518                   395,518
              110,900       110,900    Target Corp.                                                        4,001,271     4,001,271

               SunAmerica Equity Funds Growth Opportunities Fund
                   North American Funds Mid Cap Growth Fund
                  Pro Forma Combined Portfolio of Investments
                             As of March 31, 2001
                                  (unaudited)


         Principal/Shares
------------------------------------
Mid Cap       Growth      Pro Forma                                                             Maturity     Mid Cap     Growth
 Growth   Opportunities    Combined                           Description              Coupon     Date       Growth   Opportunities
--------  -------------   ----------  -----------------------------------------------  -------  ---------   --------- -------------

              72,100         72,100    TJX Cos, Inc.
                                       Telecommunications                                                      9.4%         1.8%
 14,000                      14,000    ADC Telecommunications, Inc. +
 17,850                      17,850    Allegiance Telecom, Inc. +
  8,350                       8,350    Amdocs Ltd. +
 14,300                      14,300    Asia Global Crossing Ltd.
  9,500       44,400         53,900    CIENA Corp. +
  3,150                       3,150    Colt Telecommunications Group PLC +
  7,100       44,400         51,500    Comverse Technology, Inc. +
 10,750                      10,750    Entercom Communications Corp. +
  5,500                       5,500    Level 3 Communications, Inc. +
 41,550                      41,550    McLeodUSA, Inc. +
 25,900                      25,900    Nextel Partners, Inc. +
 11,800                      11,800    Sonus Networks, Inc. +
 14,170                      14,170    Time Warner Telecomm, Inc. +
  6,100                       6,100    Western Wireless Corp. +
 19,500                      19,500    XO Communication, Inc. +
                                       Utilities                                                               0.0%         1.8%
              33,300         33,300    ENRON CORP
             200,000        200,000    PG&E Corp. +
                                       Total Investment Securities                                            98.4%        91.1%
                                           (cost $65,430,986; $264,728,084; $330,159,070)

                                       REPURCHASE AGREEMENT                                                   1.3%          7.6%
597,000   18,709,000     19,306,000    State Street Bank & Trust Co. Repurchase Agreement 5.15     4/2/01
                                           (cost $597,000; $18,709,000; $19,306,000)
                                       TOTAL INVESTMENTS                                                     99.7%         98.7%
                                           (cost $66,027,986; $283,437,084; $349,465,070)
                                       Other assets less liabilities (2)                                      0.3%          1.3%
                                                                                                            --------- -------------
                                       Net Assets                                                           100.0%        100.0%
                                                                                                            ========= =============

          Principal/Shares                                                                             Market Value
-------------------------------------------                                                     ------------------------------------

Mid Cap        Growth     Pro Forma                                                   Pro Forma   Mid Cap      Growth      Pro Forma

 Growth    Opportunities   Combined                    Description                    Combined    Growth   Opportunities   Combined
--------  -------------   ----------  ----------------------------------------------  ---------  --------- -------------   ---------

               72,100        72,100    TJX Cos, Inc.                                                         2,307,200     2,307,200

                                       Telecommunications                               3.0%
 14,000                      14,000    ADC Telecommunications, Inc. +                             119,000                    119,000

 17,850                      17,850    Allegiance Telecom, Inc. +                                 263,288                    263,288

  8,350                       8,350    Amdocs Ltd. +                                              399,965                    399,965

 14,300                      14,300    Asia Global Crossing Ltd.                                   72,394                     72,394

  9,500        44,400        53,900    CIENA Corp. +                                              396,625    1,853,700     2,250,325

  3,150                       3,150    Colt Telecommunications Group PLC +                        133,677                    133,677

  7,100        44,400        51,500    Comverse Technology, Inc. +                                418,118    2,614,715     3,032,833

 10,750                      10,750    Entercom Communications Corp. +                            422,474                    422,474

  5,500                       5,500    Level 3 Communications, Inc. +                              95,563                     95,563

 41,550                      41,550    McLeodUSA, Inc. +                                          359,666                    359,666

 25,900                      25,900    Nextel Partners, Inc. +                                    355,720                    355,720

 11,800                      11,800    Sonus Networks, Inc. +                                     235,446                    235,446

 14,170                      14,170    Time Warner Telecomm, Inc. +                               515,434                    515,434

  6,100                       6,100    Western Wireless Corp. +                                   247,811                    247,811

 19,500                      19,500    XO Communication, Inc. +                                   136,500                    136,500

                                       Utilities                                        1.5%
               33,300        33,300    ENRON CORP                                                            1,934,730     1,934,730

              200,000       200,000    PG&E Corp. +                                                          2,490,000     2,490,000
                                                                                             -----------  ------------  ------------

                                       Total Investment Securities                     92.2%  43,851,114   223,072,593   266,923,707
                                                                                             -----------  ------------  ------------

                                           (cost $65,430,986; $264,728,084;
                                           $330,159,070)

                                       REPURCHASE AGREEMENT                             6.7%
597,000    18,709,000    19,306,000    State Street Bank & Trust Co.
                                            Repurchase Agreement                                 597,000    18,709,000    19,306,000
                                                                                             -----------  ------------  ------------

                                           (cost $597,000; $18,709,000;
                                           $19,306,000)
                                       TOTAL INVESTMENTS                               98.9%  44,448,114   241,781,593   286,229,707
                                           (cost $66,027,986; $283,437,084;
                                           $349,465,070)
                                       Other assets less liabilities (2)                1.1%     145,729     3,168,765     3,252,943
                                                                                      ------ -----------  ------------  ------------

                                       Net Assets                                     100.0% $44,593,843  $244,950,358  $289,482,650
                                                                                      ====== ===========  ============  ============

                                       +  Non-income producing security
                                       *  Resale restricted to qualified institutional buyers
                                       ADR ("American Depository Receipt")
                                       (1) Fair valued security; see Note 2
                                       (2) To adjust ($61,551) for prepaid expenses on the
                                       North American Funds Mid Cap Growth Fund to be expensed
                                       prior to the reorganization

                                       Management does not anticipate having to sell any
                                       securities as a result of the reorganization, however,
                                       securities may be sold due to differing portfolio
                                       management style.


                                       See Notes to Pro Forma Financial Statements

                SUNAMERICA EQUITY FUNDS GROWTH OPPORTUNITIES FUND
                    NORTH AMERICAN FUNDS MID CAP GROWTH FUND
                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                 MARCH 31, 2001
                                   (unaudited)


1.   BASIS OF COMBINATION

     The Pro Forma Combined Statement of Assets and Liabilities, including the Portfolio of Investments at March 31, 2001, and related Statement of Operations ("Pro Forma Statements") for the twelve months ended March 31, 2001, reflect the accounts of the Growth Opportunities Fund ("Growth Opportunities") a separately managed portfolio of SunAmerica Equity Funds, and Mid Cap Growth Fund ("Mid Cap Growth") a separately managed portfolio of North American Funds. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of Mid Cap Growth Class A, Class B, Class C, and Class I shares as of the close of business on March 31, 2001. American International Group, Inc. will pay the cost of the reorganization.

     The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of Mid Cap Growth in exchange for shares of Growth Opportunities. In conjunction with the reorganization, Growth Opportunities is the surviving fund.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of Growth Opportunities and Mid Cap Growth included in their respective Statements of Additional Information.

2.   VALUATION

     Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market markers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sale price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The

Portfolios may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Directors. Short-term securities which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

3.   CAPITAL SHARES

     The pro forma combined net asset value per share assumes the issuance of additional shares of Growth Opportunities which would have been issued at March 31, 2001 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the March 31, 2001 net asset value of Growth Opportunities Class A ($20.35), Class B ($18.75), and Class II ($18.74). Class I shares will be offered on Growth Opportunities and will assume the net asset value of Class A. The Class C shares of Mid Cap Growth will receive Class II shares of Growth Opportunities.

     The pro forma number of shares outstanding are determined as follows:

                                       Class A          Class B        Class II     Class I
---------------------------------  --------------  ----------------  ------------  ----------
Shares of Growth
Opportunities                         6,131,576        4,006,776      2,403,768             0
---------------------------------  --------------  ----------------  ------------  ----------
Additional Shares to be
issued to Mid Cap
Growth                                  355,678          918,927        658,666       379,408
---------------------------------  --------------  ----------------  ------------  ----------
Pro Forma
Shares outstanding                    6,487,254        4,925,703      3,062,434       379,408
---------------------------------  --------------  ----------------  ------------  ----------

     These pro forma financial statements assume that all shares of Mid Cap Growth Class A, Class B, Class C, and Class I outstanding on March 31, 2001 were exchanged, tax free, for Growth Opportunities Class A, Class B, Class II, and Class I shares, respectively.

4.   PRO FORMA OPERATING EXPENSES

     The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of Growth Opportunities, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro forma operating expenses include the expenses of Growth Opportunities and Mid Cap Growth combined, adjusted for certain items which are factually supportable. Advisory fees have been charged to the combined entity based upon the contract in effect for Growth Opportunities at the level of assets of the combined fund for the stated period.

SUNAMERICA STYLE SELECT SERIES, INC. INTERNATIONAL EQUITY PORTFOLIO NORTH AMERICAN FUNDS GLOBAL EQUITY FUND
NORTH AMERICAN FUND INTERNATIONAL EQUITY FUND
NORTH AMERICAN FUNDS INTERNATIONAL SMALL CAP FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001
(unaudited)




                                                                                  North American               North American
                                                                                  Global Equity              International Equity
                                                                                      Fund                            Fund
                                                                       ----------------------------    ----------------------------
ASSETS:
Investment securities, at value (identified cost $22,634,809,
$45,145,515, $16,525,141, $96,996,142, and $181,301,607, respectively)                  $21,737,584                     $40,635,549
Short-term securities (identified cost $1,000, $1,000, $301,274,
$3,936,450, and $4,239,724, respectively)                                                     1,000                           1,000
Repurchase agreements (cost equals market)                                                2,828,000                       5,528,000
Cash                                                                                            909                             191
Foreign cash                                                                                 -                               87,738
Investment in State Street Bank & Trust Navigator Securities Lending
Trust held as collateral for securities on loan, at value                                 3,678,391                      10,361,917
Receivable for investments sold                                                             198,283                           7,192
Receivable for shares sold                                                                    2,126                           6,843
Interest and dividends receivable                                                            36,525                         131,823
Receivable from investment adviser                                                           -                              -
Prepaid expenses and other assets                                                            14,190                         185,910
Receivable for variation margin on futures
  contracts                                                                                  -                              123,092
Receivable for foreign tax withholding reclaims                                              15,768                          32,811
Foreign currency contracts                                                                      386                         252,679
Unrealized appreciation on forward
   foreign currency contracts                                                                -                                -
                                                                        ----------------------------    ----------------------------
          Total assets                                                                   28,513,162                      57,354,745
                                                                        ----------------------------    ----------------------------

LIABILITIES:
Payable for investments purchased                                                           201,317                           5,559
Payable for shares redeemed                                                                  33,978                           2,762
Investment advisory and management
  fees payable                                                                               10,260                          17,464
Distribution and service maintenance
  fees payable                                                                               15,807                          21,137
Other accrued expenses                                                                        3,207                           7,203
Due to custodian bank                                                                        74,377                       -
Securities Lending                                                                        3,678,391                      10,361,917
Dividend and interest withholding tax                                                         8,126                          16,865
Foreign currency contracts                                                                -                                  42,279
Written call options at value (proceeds
$44,063 on International Equity Portfolio)                                                -                               -
                                                                       ----------------------------     ----------------------------
          Total liabilities                                                               4,025,463                      10,475,186
                                                                       -----------------------------    ----------------------------
                    Net assets                                                          $24,487,699                     $46,879,559
                                                                       =============================    ============================

NET ASSETS WERE COMPOSED OF:
Common Stock, $.001, $.001, $.001, $.0001, and $.0001  par value
 (1 billion shares authorized)                                                               $2,836                           $5,648
Paid-in capital                                                                          34,320,210                       52,708,749
                                                                        ----------------------------    ----------------------------
                                                                                         34,323,046                       52,714,397
Accumulated undistributed net
  investment income (loss)                                                                 (222,152)                         (5,712)
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                                            (8,713,209)                     (1,472,363)
Net unrealized appreciation (depreciation) on
   investments                                                                             (897,225)                     (4,509,966)
Net unrealized appreciation (depreciation) on futures
  contracts                                                                               -                                 (52,604)
Net unrealized appreciation (depreciation) of foreign
  currency, and other assets and liabilities                                                 (2,761)                        205,807
Net unrealized appreciation (depreciation) on written
options contracts                                                                         -                                -
                                                                        ------------------------------- ----------------------------
                    Net assets                                                          $24,487,699                     $46,879,559
                                                                        =============================== ============================


                                                                                                             SunAmerica
                                                                                North American        Style Select Series, Inc.
                                                                             International Small        International Equity
                                                                                   Cap Fund                  Portfolio
                                                                         ----------------------------  -------------------------


ASSETS:
Investment securities, at value (identified cost $22,634,809,
$45,145,515, $16,525,141, $96,996,142, and $181,301,607, respectively)                  $17,108,111                 $92,387,251
Short-term securities (identified cost $1,000, $1,000, $301,274,
$3,936,450, and $4,239,724, respectively)                                                   301,274                   3,936,450
Repurchase agreements (cost equals market)                                                1,090,000                   1,717,000
Cash                                                                                            860                     181,973
Foreign cash                                                                                125,144                     948,491
Investment in State Street Bank & Trust Navigator Securities Lending
Trust held as collateral for securities on loan, at value                                 -                                  -
Receivable for investments sold                                                           1,147,898                     764,417
Receivable for shares sold                                                                  176,844                   2,213,214
Interest and dividends receivable                                                            52,424                     332,225
Receivable from investment adviser                                                        -                               7,356
Prepaid expenses and other assets                                                           366,833                       6,189
Receivable for variation margin on futures
  contracts                                                                               -                              44,991
Receivable for foreign tax withholding reclaims                                               8,784                           0
Foreign currency contracts                                                                    6,641                     736,154
Unrealized appreciation on forward
   foreign currency contracts                                                             -                              19,868
                                                                              ------------------------    -----------------------
          Total assets                                                                   20,384,813                 103,295,579
                                                                              -------------------------   -------------------------

LIABILITIES:
Payable for investments purchased                                                         1,114,124                     725,678
Payable for shares redeemed                                                                   3,357                   7,758,780
Investment advisory and management
  fees payable                                                                                  900                      84,746
Distribution and service maintenance
  fees payable                                                                               12,674                      56,569
Other accrued expenses                                                                       34,914                     243,828
Due to custodian bank                                                                     -                           -
Securities Lending                                                                        -                           -
Dividend and interest withholding tax                                                         3,977
Foreign currency contracts                                                                    7,878                     737,210
Written call options at value (proceeds
$44,063 on International Equity Portfolio)                                                -                              59,750
                                                                          ----------------------------    --------------------------
          Total liabilities                                                               1,177,824                   9,666,561
                                                                          ----------------------------    --------------------------
                    Net assets                                                          $19,206,989                 $93,629,018
                                                                          ============================   ===========================

NET ASSETS WERE COMPOSED OF:
Common Stock, $.001, $.001, $.001, $.0001, and $.0001  par value
 (1 billion shares authorized)                                                               $1,471                        $835
Paid-in capital                                                                          25,746,125                 104,722,135
                                                                          ----------------------------   ---------------------------
                                                                                         25,747,596                 104,722,970
Accumulated undistributed net
  investment income (loss)                                                                  (97,437)                   (771,113)
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                                            (7,022,058)                 (5,746,709)
Net unrealized appreciation (depreciation) on
   investments                                                                              582,970                  (4,608,891)
Net unrealized appreciation (depreciation) on futures
  contracts                                                                               -                              44,991
Net unrealized appreciation (depreciation) of foreign
  currency, and other assets and liabilities                                                 (4,082)                      3,457
Net unrealized appreciation (depreciation) on written
options contracts                                                                         -                             (15,687)
                                                                          --------------------------------  ------------------------
                    Net assets                                                          $19,206,989                 $93,629,018
                                                                          ================================  ========================

                                                                                                                  Pro Forma
                                                                                      Pro Forma                    Combined
                                                                                     Adjustments                   (Note 1)
                                                                              -------------------------   -------------------------
ASSETS:
Investment securities, at value (identified cost $22,634,809,
$45,145,515, $16,525,141, $96,996,142, and $181,301,607, respectively)                       -                     $171,868,495
Short-term securities (identified cost $1,000, $1,000, $301,274,
$3,936,450, and $4,239,724, respectively)                                                    -                        4,239,724
Repurchase agreements (cost equals market)                                                   -                       11,163,000
Cash                                                                                         -                          183,933
Foreign cash                                                                                 -                        1,161,373
Investment in State Street Bank & Trust Navigator Securities Lending
Trust held as collateral for securities on loan, at value                                    -                       14,040,308
Receivable for investments sold                                                              -                        2,117,790
Receivable for shares sold                                                                   -                        2,399,027
Interest and dividends receivable                                                            -                          552,997
Receivable from investment adviser                                                           -                            7,356
Prepaid expenses and other assets                                                         (125,892)(A)                  447,230
Receivable for variation margin on futures
  contracts                                                                                  -                          168,083
Receivable for foreign tax withholding reclaims                                              -                           57,363
Foreign currency contracts                                                                   -                          995,860
Unrealized appreciation on forward                                                           -
   foreign currency contracts                                                                -                           19,868
                                                                             ---------------------------    ------------------------
          Total assets                                                                    (125,892)                 209,422,407
                                                                             ---------------------------    ------------------------

LIABILITIES:
Payable for investments purchased                                                            -                        2,046,678
Payable for shares redeemed                                                                  -                        7,798,877
Investment advisory and management
  fees payable                                                                               -                          113,370
Distribution and service maintenance
  fees payable                                                                               -                          106,187
Other accrued expenses                                                                       -                          289,152
Due to custodian bank                                                                        -                           74,377
Securities Lending                                                                           -                       14,040,308
Dividend and interest withholding tax                                                        -                           28,968
Foreign currency contracts                                                                   -                          787,367
Written call options at value (proceeds
$44,063 on International Equity Portfolio)                                                   -                           59,750
                                                                              --------------------------     -----------------------
          Total liabilities                                                                      0                   25,345,034
                                                                              --------------------------     -----------------------
                    Net assets                                                           ($125,892)                $184,077,373
                                                                              ==========================     =======================



NET ASSETS WERE COMPOSED OF:
Common Stock, $.001, $.001, $.001, $.0001, and $.0001  par value
 (1 billion shares authorized)                                                             ($9,150)(B)                   $1,640
Paid-in capital                                                                              9,150 (B)              217,506,369
                                                                              --------------------------     -----------------------
                                                                                             -                      217,508,009
Accumulated undistributed net
  investment income (loss)                                                                (125,892)(A)               (1,222,306)
Accumulated undistributed net realized
   gain (loss) on investments, foreign
   currency, and other assets and liabilities                                                -                      (22,954,339)
Net unrealized appreciation (depreciation) on
   investments                                                                               -                       (9,433,112)
Net unrealized appreciation (depreciation) on futures
  contracts                                                                                  -                           (7,613)
Net unrealized appreciation (depreciation) of foreign
  currency, and other assets and liabilities                                                 -                          202,421
Net unrealized appreciation (depreciation) on written
options contracts                                                                            -                          (15,687)
                                                                              --------------------------    ------------------------
                    Net assets                                                           ($125,892)                $184,077,373
                                                                              ==========================    ========================



SUNAMERICA STYLE SELECT SERIES INC. INTERNATIONAL EQUITY PORTFOLIO NORTH AMERICAN FUNDS GLOBAL EQUITY FUND
NORTH AMERICAN FUNDS INTERNATIONAL EQUITY FUND
NORTH AMERICAN FUNDS INTERNATIONAL SMALL CAP FUND
PRO FORMA COMBINED STATEMENT OF ASSETS AND LIABILITES
APRIL 30, 2001
(unaudited)



                                                                        North American                 North American
                                                                         Global Equity              International Equity
                                                                            Fund                          Fund
                                                             ----------------------------     ----------------------------
Class A:
     Net assets                                                               $6,020,969                       $9,488,858
     Shares outstanding                                                          683,465                        1,133,053
     Net asset value and redemption price per
      share                                                                        $8.81                            $8.37
     Maximum sales charge (5.75% of offering
       price)                                                                       0.54                             0.51
                                                             ----------------------------     ---------------------------
     Maximum offering price to public                                              $9.35                            $8.88
                                                             ============================     ===========================
Class B:
     Net assets                                                               $5,858,867                      $14,225,983
     Shares outstanding                                                          684,919                        1,734,548
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                            $8.55                            $8.20
                                                             ============================     ===========================

Class II:
     Net assets                                                                -                                -
     Shares outstanding                                                        -                                -
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                                   -                                -
     Maximum sales charge (1.00% of offering
       price)                                                                  -                                -
                                                             ----------------------------     ---------------------------
     Maximum offering price to public                                          -                                -
                                                             ============================     ===========================

Class C:
     Net assets                                                              $12,607,863                       $3,772,697
     Shares outstanding                                                        1,467,680                          461,350
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                            $8.59                            $8.18
                                                             ============================     ===========================


Class I:
     Net assets                                                                -                              $19,392,021
     Shares outstanding                                                        -                                2,319,337
     Net asset value, offering and redemption
      price per share                                                          -                                    $8.36
                                                             ============================     ===========================

                                                                                                          SunAmerica
                                                                        North American              Style Select Series, Inc.
                                                                      International Small             International Equity
                                                                          Cap Fund                        Portfolio
                                                             ----------------------------           ------------------------
Class A:
     Net assets                                                               $4,974,607                      $36,464,673
     Shares outstanding                                                          367,822                        3,187,045
     Net asset value and redemption price per
      share                                                                       $13.52                           $11.44
     Maximum sales charge (5.75% of offering
       price)                                                                       0.82                             0.70
                                                             ----------------------------           ------------------------
     Maximum offering price to public                                             $14.34                           $12.14
                                                             ============================           ========================
Class B:
     Net assets                                                               $8,182,070                      $39,279,134
     Shares outstanding                                                          635,049                        3,546,279
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                           $12.88                           $11.08
                                                             ============================           ========================

Class II:
     Net assets                                                           -                                   $17,885,211
     Shares outstanding                                                   -                                     1,614,972
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                              -                                        $11.07
     Maximum sales charge (1.00% of offering
       price)                                                             -                                          0.11
                                                             ----------------------------           ------------------------
     Maximum offering price to public                                     -                                        $11.18
                                                             ============================           ========================

Class C:
     Net assets                                                               $6,050,312                       -
     Shares outstanding                                                          467,502                       -
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                           $12.94                       -
                                                             ============================           ========================


Class I:
     Net assets                                                           -                                    -
     Shares outstanding                                                   -                                    -
     Net asset value, offering and redemption
      price per share                                                     -                                        $11.44
                                                             ============================           ========================


                                                                                                        Pro Forma
                                                                       Pro Forma                         Combined
                                                                      Adjustments                         (Note 1)
                                                                 ---------------------           -------------------------

Class A:
     Net assets                                                           ($29,041)(A)                     $56,920,066
     Shares outstanding                                                   (396,282)(B)                       4,975,103
     Net asset value and redemption price per
      share                                                                 -                              $     11.44
     Maximum sales charge (5.75% of offering
       price)                                                               -                                     0.70
                                                                 ----------------------          -------------------------
     Maximum offering price to public                                       -                                   $12.14
                                                                 ======================          =========================
Class B:
     Net assets                                                           ($40,356)(A)                     $67,505,698
     Shares outstanding                                                   (506,992)(B)                       6,093,803
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                     -                                   $11.08
                                                                 ======================          =========================

Class II:
     Net assets                                                         $22,397,069 (D)                   $40,282,280
     Shares outstanding                                                   2,023,222 (B)(D)                  3,638,194
     Net asset value and redemption price per
      share (excluding any applicable contingent
      deferred sales charge)                                                -                                 $11.07
     Maximum sales charge (1.00% of offering
       price)                                                               -                                   0.11
                                                                 ----------------------          -------------------------
     Maximum offering price to public                                       -                                  $11.18
                                                                 ======================          =========================

Class C:
     Net assets                                                         ($22,430,872)(A)(D)                        $0
     Shares outstanding                                                   (2,396,532)(B)(D)                         0
     Net asset value, offering and redemption
      price per share (excluding any applicable
      contingent deferred sales charge)                                     -                              -
                                                                 ======================          =========================

Class I:
     Net assets                                                            ($22,692)(A)                   $19,369,329
     Shares outstanding                                                    (626,214)(B)(C)                  1,693,123
     Net asset value, offering and redemption
      price per share                                                       -                                  $11.44
                                                                 ======================          =========================



@ To be reorganized into the SunAmerica Equity Funds and renamed the SunAmerica International Equity Fund
(A) To adjust for the remaining balances of any prepaid expenses on the North American Funds Global Equity, International Equity and International Small Cap Funds to be expensed prior to the reorganization
(B) To adjust for a tax free exchange of North American Global Equity, International Equity and International Small Cap shares for shares of SunAmerica Style Select Series, Inc. International Equity
(C) Class I shares will be offered on SunAmerica Style Select Series, Inc. International Equity and will assume the net asset value of Class A
(D) Class C shares of the North American Funds will receive Class II shares of SunAmerica Style Select Series, Inc. International Equity

See Notes to Pro Forma Financial Statements

SUNAMERICA STYLE SELECT SERIES, INC. INTERNATIONAL EQUITY PORTFOLIO NORTH AMERICAN FUNDS GLOBAL EQUITY FUND
NORTH AMERICAN FUNDS INTERNATIONAL EQUITY FUND
NORTH AMERICAN FUNDS INTERNATIONAL SMALL CAP FUND
PRO FORMA COMBINED STATEMENT OF OPERATIONS
APRIL 30, 2001
(unaudited)




                                                                            North American                 North American
                                                                            Global Equity               International Equity
                                                                                 Fund                           Fund
                                                                      ---------------------------    ----------------------------
INVESTMENT INCOME:
Income:
     Interest                                                                            $40,230                        $158,302
     Dividends*                                                                          215,170                         647,730
                                                                      ---------------------------    ----------------------------
            Total investment income                                                      255,400                         806,032
                                                                      ---------------------------    ----------------------------
Expenses:
     Investment advisory and management fees                                             227,390                         405,474
     Distribution and service maintenance fees
        Class A                                                                           21,309                          26,629
        Class B                                                                           63,641                         147,329
        Class II                                                                               0                               0
        Class C                                                                          128,132                          37,715
        Class I                                                                                0                          47,350
     Transfer agent fees and expenses                                                    154,299                         212,058
         Class A                                                                               0                               0
         Class B                                                                               0                               0
         Class II                                                                              0                               0
         Class Z                                                                               0                               0
         Class I                                                                               0                               0
     Registration fees                                                                    21,859                          31,972
         Class A                                                                               0                               0
         Class B                                                                               0                               0
         Class II                                                                              0                               0
         Class Z                                                                               0                               0
         Class I                                                                               0                               0
     Accounting/administration                                                            26,803                          47,342
     Custodian fees and expenses                                                          48,762                          86,952
     Audit and legal fees                                                                 14,176                          20,551
     Amortization of organizational expenses                                                   0                               0
     Miscellaneous expenses                                                               28,203                          34,858
                                                                      ---------------------------    ----------------------------
         Total expenses                                                                  734,574                       1,098,230
         Less: expenses waived/reimbursed by investment adviser                          (92,725)                       (261,659)
         Less: custody credits earned on cash balances                                         0                               0
                                                                      ---------------------------    ----------------------------
         Net expenses                                                                    641,849                         836,571
                                                                      ---------------------------    ----------------------------
Net investment income (loss)                                                            (386,449)                        (30,539)
                                                                      ---------------------------    ----------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments*                                              (5,961,995)                     (1,254,057)
Net realized gain (loss) on written option contracts                                           0                               0
Net realized gain (loss) on futures and options contracts                                      0                          76,145
Net realized gain (loss) on foreign currency and other assets and
   liabilities                                                                           (11,331)                        254,504
Net change in unrealized appreciation/depreciation of
  investments                                                                           (999,578)                     (2,343,994)
Net change in unrealized appreciation/depreciation on written
  options contracts                                                                            0                               0
Net change in unrealized appreciation/depreciation on futures
   contracts                                                                                   0                          (9,864)
Net change in unrealized appreciation/depreciation on foreign
  currency and other assets and liabilities                                                1,505                         216,673
                                                                      ---------------------------    ----------------------------
Net realized and unrealized gain on investments, foreign currency
and other assets and liabilities                                                      (6,971,399)                     (3,060,593)
                                                                      ---------------------------    ----------------------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS:                                                                  ($7,357,848)                    ($3,091,132)
                                                                      ===========================    ============================

*Net of foreign withholding taxes on dividends of                                            $ -                             $ -
                                                                      ===========================    ============================
*Net of foreign withholding taxes on capital gains of                                        $ -                             $ -
                                                                      ===========================    ============================



                                                                                                                SunAmerica
                                                                                North American             Style Select Series, Inc.
                                                                             International Small             International Equity
                                                                                   Cap Fund                        Portfolio
                                                                         ---------------------------   -----------------------------
INVESTMENT INCOME:
Income:
     Interest                                                                                $45,756                      $274,546
     Dividends*                                                                              290,118                     1,310,764
                                                                          ---------------------------  -----------------------------
            Total investment income                                                          335,874                     1,585,310
                                                                          ---------------------------  -----------------------------
Expenses:
     Investment advisory and management fees                                                 204,553                     1,183,710
     Distribution and service maintenance fees
        Class A                                                                               14,497                       134,989
        Class B                                                                               87,101                       490,672
        Class II                                                                                   0                       197,441
        Class C                                                                               66,290                             0
        Class I                                                                                    0                             0
     Transfer agent fees and expenses                                                        118,110                             0
         Class A                                                                                   0                       109,271
         Class B                                                                                   0                       147,228
         Class II                                                                                  0                        57,769
         Class Z                                                                                   0                        13,524
         Class I                                                                                   0                             0
     Registration fees                                                                        16,535                             0
         Class A                                                                                   0                             0
         Class B                                                                                   0                             0
         Class II                                                                                  0                        13,815
         Class Z                                                                                   0                         3,985
         Class I                                                                                   0                             0
     Accounting/administration                                                                20,716                             0
     Custodian fees and expenses                                                             267,599                       251,396
     Audit and legal fees                                                                      9,893                        35,687
     Amortization of organizational expenses                                                       0                         8,980
     Miscellaneous expenses                                                                   72,110                        87,465
                                                                          ---------------------------   ----------------------------
         Total expenses                                                                      877,404                     2,735,932
         Less: expenses waived/reimbursed by investment adviser                             (405,671)                      (99,218)
         Less: custody credits earned on cash balances                                             0                        (6,310)
                                                                          ---------------------------   ----------------------------
         Net expenses                                                                        471,733                     2,630,404
                                                                          ---------------------------  -----------------------------
Net investment income (loss)                                                                (135,859)                   (1,045,094)
                                                                          ---------------------------    ---------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments*                                                   1,520,113                       562,639
Net realized gain (loss) on written option contracts                                               0                       235,052
Net realized gain (loss) on futures and options contracts                                          0                    (1,894,510)
Net realized gain (loss) on foreign currency and other assets and
   liabilities                                                                                     0                       461,086
Net change in unrealized appreciation/depreciation of
  investments                                                                               (444,343)                  (24,185,401)
Net change in unrealized appreciation/depreciation on written
  options contracts                                                                                0                       (13,901)
Net change in unrealized appreciation/depreciation on futures
   contracts                                                                                       0                        44,991
Net change in unrealized appreciation/depreciation on foreign
  currency and other assets and liabilities                                                        0                      (160,948)
                                                                          ---------------------------    ---------------------------
Net realized and unrealized gain on investments, foreign currency
and other assets and liabilities                                                           1,075,770                   (24,950,992)
                                                                          ---------------------------    ---------------------------

NET INCREASE IN  NET ASSETS RESULTING
   FROM OPERATIONS:                                                                         $939,911                  ($25,996,086)
                                                                          ===========================    ===========================

*Net of foreign withholding taxes on dividends of                                                $ -                     $ 217,216
                                                                          ===========================    ===========================
*Net of foreign withholding taxes on capital gains of                                            $ -                      $ (1,115)
                                                                          ===========================    ===========================




                                                                                                                  Pro Forma
                                                                                     Pro Forma                     Combined
                                                                                    Adjustments                    (Note 1)
                                                                             --------------------------     -----------------------
INVESTMENT INCOME:
Income:
     Interest                                                                                       $0                    $518,834
     Dividends*                                                                                      0                   2,463,782
                                                                             --------------------------     -----------------------
            Total investment income                                                                  0                   2,982,616
                                                                             --------------------------     -----------------------
Expenses:
     Investment advisory and management fees                                                   (49,337) (E)              1,971,790
     Distribution and service maintenance fees
        Class A                                                                                      0                     197,424
        Class B                                                                                      0                     788,743
        Class II                                                                               232,137  (D)                429,578
        Class C                                                                               (232,137) (D)                      0
        Class I                                                                                      0                      47,350
     Transfer agent fees and expenses                                                         (484,467) (E)                      0
         Class A                                                                                49,948  (E)                159,219
         Class B                                                                                83,460  (E)                230,688
         Class II                                                                               67,320  (E)                125,089
         Class Z                                                                               (13,524) (H)                      0
         Class I                                                                                56,820  (E)                 56,820
     Registration fees                                                                               0                      70,366
         Class A                                                                                15,000  (E)                 15,000
         Class B                                                                                17,000  (E)                 17,000
         Class II                                                                                  185  (E)                 14,000
         Class Z                                                                                (3,985) (H)                      0
         Class I                                                                                12,000  (E)                 12,000
     Accounting/administration                                                                 (94,861) (E)                      0
     Custodian fees and expenses                                                              (205,754) (E)                448,955
     Audit and legal fees                                                                      (40,307) (F)                 40,000
     Amortization of organizational expenses                                                         0                       8,980
     Miscellaneous expenses                                                                   (132,636) (F)                 90,000
                                                                             --------------------------     -----------------------
         Total expenses                                                                       (723,138)                  4,723,002
         Less: expenses waived/reimbursed by investment adviser                                784,460  (G)                (74,813)
         Less: custody credits earned on cash balances                                               0                      (6,310)
                                                                             --------------------------     -----------------------
         Net expenses                                                                           61,322                   4,641,879
                                                                             --------------------------     -----------------------
Net investment income (loss)                                                                   (61,322)                 (1,659,263)
                                                                             --------------------------     -----------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments*                                                             0                  (5,133,300)
Net realized gain (loss) on written option contracts                                                 0                     235,052
Net realized gain (loss) on futures and options contracts                                            0                  (1,818,365)
Net realized gain (loss) on foreign currency and other assets and
   liabilities                                                                                       0                     704,259
Net change in unrealized appreciation/depreciation of
  investments                                                                                        0                 (27,973,316)
Net change in unrealized appreciation/depreciation on written
  options contracts                                                                                  0                     (13,901)
Net change in unrealized appreciation/depreciation on futures
   contracts                                                                                         0                      35,127
Net change in unrealized appreciation/depreciation on foreign
  currency and other assets and liabilities                                                          0                      57,230
                                                                             --------------------------     -----------------------
Net realized and unrealized gain on investments, foreign currency
and other assets and liabilities                                                                     0                 (33,907,214)
                                                                             --------------------------     -----------------------

NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS:                                                                           ($61,322)               ($35,566,477)
                                                                             ==========================     =======================

*Net of foreign withholding taxes on dividends of                             $                      -       $             217,216
                                                                              ==========================     =======================
*Net of foreign withholding taxes on capital gains of                         $                      -       $              (1,115)
                                                                              ==========================     =======================

(D) Class C shares of the North American Funds will receive Class II shares of SunAmerica Style Select Series, Inc. International Equity
(E) Reflects adjustments to expenses based on surviving fund's fee schedules and combined net assets
(F) Reflects the elimination of duplicate services or fees
(G) Reflects adjustments to expenses waived/reimbursed by investment adviser based on pro forma expenses
(H) Class Z shares are no longer being offered for sale

See Notes to Pro Forma Financial Statements

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                             As of April 30, 2001
                                  (unaudited)



         Principal/Shares
--------------------------------------------
       North             Style                                                                                             North
       American Inter-   Select                                                                                            American
       Inter-   national Inter-                                                                              Matur-        Inter-
Global national Small    national  Pro Forma                                                                 ity    Global national
Equity Equity   Cap      Equity    Combined            Description                                   Coupon  Date   Equity Equity
------ -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ --------
                                             COMMON STOCK                                                           86.3%    86.2%
                                             Australia                                                               0.0%     1.7%
  -     3,567       -       -        3,567   Amcor Ltd. (Materials)
  -     2,061       -       -        2,061   AMP Diversified Property Trust (Real Estate)
  -     3,184       -       -        3,184   AMP Ltd. (Finance)
  -       540       -       -          540   AMP Ltd.* (Finance)
  -        -        -    49,690     49,690   Australia & New Zealand Banking Group Ltd. (Finance)
  -     2,598       -       -        2,598   Australia Gas & Light Co. (Energy)
  -     7,201       -       -        7,201   BHP Billiton Ltd. (Materials)
  -     1,149       -     6,000      7,149   Brambles Industries Ltd. (Industrial & Commercial)
  -        -     5,900      -        5,900   Cabcharge Australia Ltd. (Finance)
  -     3,366       -       -        3,366   Coca Cola Amatil Ltd. (Consumer Staples)
  -     5,964       -       -        5,964   Coles Myer Ltd. * (Consumer Discretionary)
  -     1,475       -       -        1,475   Commonwealth Bank of Australia (Finance)
  -       393       -       -          393   CSL Ltd. (Healthcare)
  -     2,228       -       -        2,228   CSR Ltd. (Materials)
  -       473       -       -          473   FH Faulding & Co. (Healthcare)
  -     9,305       -       -        9,305   Fosters Group Ltd. (Consumer Staples)
  -     7,840       -       -        7,840   General Property Trust (Real Estate)
  -     6,843       -       -        6,843   Goodman Fielder Ltd. (Consumer Staples)
  -     1,436       -       -        1,436   Leighton Holdings Ltd. (Consumer Discretionary)
  -     2,935       -       -        2,935   Lend Lease Corp. (Real Estate)
  -     1,984       -       -        1,984   Mayne Nickless Ltd. (Industrial & Commercial)
  -     4,072       -   200,392    204,464   MIM Holdings Ltd. (Materials)
  -     5,884       -       -        5,884   National Australian Bank (Finance)
  -     6,637       -       -        6,637   News Corp. (Information & Entertainment)
  -    10,400       -       -       10,400   Normandy Mining Ltd. (Materials)
  -       959       -       -          959   Onesteel Ltd. (Materials)
  -     1,475       -       -        1,475   Orica Ltd. (Industrial & Commercial)
  -     2,599       -       -        2,599   Pacific Dunlop Ltd. (Industrial & Commercial)
  -       682       -       -          682   PaperlinX Ltd. (Materials)
  -         -       -    25,000     25,000   Publishing & Broadcasting Ltd. (Information & Entertainment)
  -     1,367       -       -        1,367   QBE Insurance Group Ltd. (Finance)
  -     1,104       -       -        1,104   Rio Tinto Ltd. (Materials)
  -     4,985       -       -        4,985   Santos Ltd. (Energy)
  -     3,321       -       -        3,321   Southcorp Ltd. (Consumer Staples)
  -     1,728       -       -        1,728   Stockland Trust Group (Real Estate)
  -     1,664       -       -        1,664   Suncorp-Metway Ltd. (Finance)
  -     1,711       -       -        1,711   TABCORP Holdings Ltd. (Information & Entertainment)
  -    26,253       -    52,519     78,772   Telstra Corp. Ltd. (Information Technology)
  -       978       -       -          978   Wesfarmers Ltd. (Industrial & Commercial)
  -     7,406       -       -        7,406   Westfield Trust (Real Estate)
  -     8,030       -       -        8,030   Westpac Banking Corp. (Finance)
  -     6,435       -       -        6,435   WMC Ltd. (Materials)
  -     6,118       -       -        6,118   Wollworths Ltd. (Consumer Staples)
                                             Austria                                                                 0.0%     0.0%
  -       -       3,450     -        3,450   Gericom AG (Information Technology)
  -        93       -       -           93   Austria Tabakwerke (Consumer Staples)
                                             Belgium                                                                 0.0%     0.0%
  -       -         -       974        974   Dexia (Finance)
  -       -         -     7,980      7,980   Fortis (B) (Finance)
  -       -         -    28,231     28,231   Interbrew+ (Consumer Staples)
  -      276        -       -          276   KBC Bancassurance Holding SA (Finance)
  -      102        -       -          102   Solvay SA (Materials)
  -      158        -      670         828   UCB SA (Healthcare)
  -       34        -       -           34   Union Miniere SA (Materials)
                                                 Bermuda                                                             1.6%     0.0%
7,456     -         -    8,300      15,756   Tyco Intentional Ltd. (Industrial & Commercial)
                                                 Brazil                                                              0.0%     0.0%
  -       -         -    1,800       1,800   Compania Brasileira de Distribuicao Grupo Pao de Acucar ADR
6,625     -         -    3,087       9,712   Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial & Commercial)



               Principal/Shares
--------------------------------------------
       North             Style                                                                                 Style
       American Inter-   Select                                                                       Inter-   Select
       Inter-   national Inter-                                                                       national Inter-
Global national Small    national  Pro Forma                                                          Small    national Pro Forma
Equity Equity   Cap      Equity    Combined                         Description                       Cap      Equity   Combined
------ -------- -------- --------  --------- -------------------------------------------------------- -------- -------- ---------
                                              Australia                                                 89.1%   96.3%      91.7%
    -   3,567        -        -       3,567   Amcor Ltd. (Materials)                                     0.0%    1.7%       0.1%
    -   2,061        -        -       2,061   AMP Diversified Property Trust (Real Estate)
    -   3,184        -        -       3,184   AMP Ltd. (Finance)
    -     540        -        -         540   AMP Ltd.* (Finance)
    -       -        -   49,690      49,690   Australia & New Zealand Banking Group Ltd. (Finance)
    -   2,598        -        -       2,598   Australia Gas & Light Co. (Energy)
    -   7,201        -        -       7,201   BHP Billiton Ltd. (Materials)
    -   1,149        -    6,000       7,149   Brambles Industries Ltd. (Industrial & Commercial)
    -       -    5,900        -       5,900   Cabcharge Australia Ltd. (Finance)
    -   3,366        -        -       3,366   Coca Cola Amatil Ltd. (Consumer Staples)
    -   5,964        -        -       5,964   Coles Myer Ltd. * (Consumer Discretionary)
    -   1,475        -        -       1,475   Commonwealth Bank of Australia (Finance)
    -     393        -        -         393   CSL Ltd. (Healthcare)
    -   2,228        -        -       2,228   CSR Ltd. (Materials)
    -     473        -        -         473   FH Faulding & Co. (Healthcare)
    -   9,305        -        -       9,305   Fosters Group Ltd. (Consumer Staples)
    -   7,840        -        -       7,840   General Property Trust (Real Estate)
    -   6,843        -        -       6,843   Goodman Fielder Ltd. (Consumer Staples)
    -   1,436        -        -       1,436   Leighton Holdings Ltd. (Consumer Discretionary)
    -   2,935        -        -       2,935   Lend Lease Corp. (Real Estate)
    -   1,984        -        -       1,984   Mayne Nickless Ltd. (Industrial & Commercial)
    -   4,072        -  200,392     204,464   MIM Holdings Ltd. (Materials)
    -   5,884        -        -       5,884   National Australian Bank (Finance)
    -   6,637        -        -       6,637   News Corp. (Information & Entertainment)
    -  10,400        -        -      10,400   Normandy Mining Ltd. (Materials)
    -     959        -        -         959   Onesteel Ltd. (Materials)
    -   1,475        -        -       1,475   Orica Ltd. (Industrial & Commercial)
    -   2,599        -        -       2,599   Pacific Dunlop Ltd. (Industrial & Commercial)
    -     682        -        -         682   PaperlinX Ltd. (Materials)
    -       -        -   25,000      25,000   Publishing & Broadcasting Ltd. (Information & Entertainment)
    -   1,367        -        -       1,367   QBE Insurance Group Ltd. (Finance)
    -   1,104        -        -       1,104   Rio Tinto Ltd. (Materials)
    -   4,985        -        -       4,985   Santos Ltd. (Energy)
    -   3,321        -        -       3,321   Southcorp Ltd. (Consumer Staples)
    -   1,728        -        -       1,728   Stockland Trust Group (Real Estate)
    -   1,664        -        -       1,664   Suncorp-Metway Ltd. (Finance)
    -   1,711        -        -       1,711   TABCORP Holdings Ltd. (Information & Entertainment)
    -  26,253        -   52,519      78,772   Telstra Corp. Ltd. (Information Technology)
    -     978        -        -         978   Wesfarmers Ltd. (Industrial & Commercial)
    -   7,406        -        -       7,406   Westfield Trust (Real Estate)
    -   8,030        -        -       8,030   Westpac Banking Corp. (Finance)
    -   6,435        -        -       6,435   WMC Ltd. (Materials)
    -   6,118        -        -       6,118   Wollworths Ltd. (Consumer Staples)
                                              Austria                                                    0.5%    0.0%       0.1%
    -       -    3,450        -       3,450   Gericom AG (Information Technology)
    -      93        -        -          93   Austria Tabakwerke (Consumer Staples)
                                              Belgium                                                    0.0%    1.2%       0.6%
    -       -        -      974         974   Dexia (Finance)
    -       -        -    7,980       7,980   Fortis (B) (Finance)
    -       -        -   28,231      28,231   Interbrew+ (Consumer Staples)
    -     276        -        -         276   KBC Bancassurance Holding SA (Finance)
    -     102        -        -         102   Solvay SA (Materials)
    -     158        -      670         828   UCB SA (Healthcare)
    -      34        -        -          34   Union Miniere SA (Materials)
                                              Bermuda                                                    0.0%    0.5%       0.5%
7,456       -        -    8,300      15,756   Tyco Intentional Ltd. (Industrial & Commercial)
                                              Brazil                                                     0.0%    0.6%       0.3%
    -       -        -    1,800       1,800   Compania Brasileira de Distribuicao Grupo Pao de Acucar ADR
6,625       -        -    3,087       9,712   Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial & Commercial)




     Principal/Shares                                                                                            Market Value
--------------------------------------------                                                              --------------------------
       North             Style                                                                                    North
       American Inter-   Select                                                                                   American  Inter-
       Inter-   national Inter-                                                                                   Inter-    national
Global national Small    national  Pro Forma                                                              Global  national  Small
Equity Equity   Cap      Equity    Combined                   Description                                 Equity  Equity    Cap
------ -------- -------- --------  --------- ------------------------------------------------------------ ------- --------- --------
                                             COMMON STOCK
                                             Australia
   -    3,567       -         -      3,567   Amcor Ltd. (Materials)                                        -         11,100    -
   -    2,061       -         -      2,061   AMP Diversified Property Trust (Real Estate)                  -          2,555    -
   -    3,184       -         -      3,184   AMP Ltd. (Finance)                                            -         32,486    -
   -      540       -         -        540   AMP Ltd.* (Finance)                                           -              -    -
   -       -        -      49,690   49,690   Australia & New Zealand Banking Group Ltd. (Finance)          -              -    -
   -    2,598       -         -      2,598   Australia Gas & Light Co. (Energy)                            -         13,983    -
   -    7,201       -         -      7,201   BHP Billiton Ltd. (Materials)                                 -         79,056    -
   -    1,149       -       6,000    7,149   Brambles Industries Ltd. (Industrial & Commercial)            -         29,244    -
   -       -      5,900       -      5,900   Cabcharge Australia Ltd. (Finance)                            -              -  9,632
   -    3,366       -         -      3,366   Coca Cola Amatil Ltd. (Consumer Staples)                      -          7,985    -
   -    5,964       -         -      5,964   Coles Myer Ltd. * (Consumer Discretionary)                    -         21,054    -
   -    1,475       -         -      1,475   Commonwealth Bank of Australia (Finance)                      -         21,694    -
   -      393       -         -        393   CSL Ltd. (Healthcare)                                         -          7,378    -
   -    2,228       -         -      2,228   CSR Ltd. (Materials)                                          -          6,081    -
   -      473       -         -        473   FH Faulding & Co. (Healthcare)                                -          2,678    -
   -    9,305       -         -      9,305   Fosters Group Ltd. (Consumer Staples)                         -         23,402    -
   -    7,840       -         -      7,840   General Property Trust (Real Estate)                          -         10,559    -
   -    6,843       -         -      6,843   Goodman Fielder Ltd. (Consumer Staples)                       -          4,189    -
   -    1,436       -         -      1,436   Leighton Holdings Ltd. (Consumer Discretionary)               -          5,349    -
   -    2,935       -         -      2,935   Lend Lease Corp. (Real Estate)                                -         20,977    -
   -    1,984       -         -      1,984   Mayne Nickless Ltd. (Industrial & Commercial)                 -          6,473    -
   -    4,072       -    200,392   204,464   MIM Holdings Ltd. (Materials)                                 -          2,701    -
   -    5,884       -         -      5,884   National Australian Bank (Finance)                            -         90,352    -
   -    6,637       -         -      6,637   News Corp. (Information & Entertainment)                      -         63,065    -
   -   10,400       -         -     10,400   Normandy Mining Ltd. (Materials)                              -          5,199    -
   -      959       -         -        959   Onesteel Ltd. (Materials)                                     -            475    -
   -    1,475       -         -      1,475   Orica Ltd. (Industrial & Commercial)                          -          3,544    -
   -    2,599       -         -      2,599   Pacific Dunlop Ltd. (Industrial & Commercial)                 -          1,498    -
   -      682       -         -        682   PaperlinX Ltd. (Materials)                                    -          1,343    -
   -       -       -      25,000    25,000   Publishing & Broadcasting Ltd. (Information & Entertainment)  -                   -
   -    1,367       -         -      1,367   QBE Insurance Group Ltd. (Finance)                            -          7,880    -
   -    1,104       -         -      1,104   Rio Tinto Ltd. (Materials)                                    -         20,817    -
   -    4,985       -         -      4,985   Santos Ltd. (Energy)                                          -         17,293    -
   -    3,321       -         -      3,321   Southcorp Ltd. (Consumer Staples)                             -         11,453    -
   -    1,728       -         -      1,728   Stockland Trust Group (Real Estate)                           -          3,526    -
   -    1,664       -         -      1,664   Suncorp-Metway Ltd. (Finance)                                 -         10,611    -
   -    1,711       -         -      1,711   TABCORP Holdings Ltd. (Information & Entertainment)           -          8,214    -
   -   26,253       -      52,519   78,772   Telstra Corp. Ltd. (Information Technology)                   -         89,331    -
   -      978       -         -        978   Wesfarmers Ltd. (Industrial & Commercial)                     -         11,400    -
   -    7,406       -         -      7,406   Westfield Trust (Real Estate)                                 -         11,712    -
   -    8,030       -         -      8,030   Westpac Banking Corp. (Finance)                               -         53,582    -
   -    6,435       -         -      6,435   WMC Ltd. (Materials)                                          -         30,891    -
   -    6,118       -         -      6,118   Wollworths Ltd. (Consumer Staples)                            -         28,027    -
                                             Austria
   -       -   3,450          -      3,450   Gericom AG (Information Technology)                           -            -   90,912
   -      93       -          -         93   Austria Tabakwerke (Consumer Staples)                         -          6,040    -
                                             Belgium
   -       -       -         974       974   Dexia (Finance)                                               -            -      -
   -       -       -       7,980     7,980   Fortis (B) (Finance)                                          -            -      -
   -       -       -      28,231    28,231   Interbrew+ (Consumer Staples)                                 -            -      -
   -      276      -          -        276   KBC Bancassurance Holding SA (Finance)                        -         10,229    -
   -      102      -          -        102   Solvay SA (Materials)                                         -          5,249    -
   -      158      -         670       828   UCB SA (Healthcare)                                           -          5,187    -
   -       34      -          -         34   Union Miniere SA (Materials)                                  -          1,418    -
                                             Bermuda
 7,456     -       -       8,300    15,756   Tyco Intentional Ltd. (Industrial & Commercial)           397,927          -      -
                                             Brazil
   -       -       -       1,800     1,800   Compania Brasileira de Distribuicao Grupo Pao de Acucar ADR   -            -      -
 6,625     -       -       3,087     9,712   Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial  -            -      -
                                             & Commercial)


             Principal/Shares
--------------------------------------------
       North             Style                                                                                   Market Value
       American Inter-   Select                                                                          --------------------------
       Inter-   national Inter-                                                                          Style Select
Global national Small    national  Pro Forma                                                             International    Pro Forma
Equity Equity   Cap      Equity    Combined                         Description                             Equity        Combined
------ -------- -------- --------  --------- ----------------------------------------------------------- -------------    ---------

                                            COMMON STOCK
                                            Australia
  -      3,567      -       -       3,567   Amcor Ltd. (Materials)                                                  -      11,100
  -      2,061      -       -       2,061   AMP Diversified Property Trust (Real Estate)                            -       2,555
  -      3,184      -       -       3,184   AMP Ltd. (Finance)                                                      -      32,486
  -        540      -       -         540   AMP Ltd.* (Finance)                                                     -           -
  -          -      -    49,690    49,690   Australia & New Zealand Banking Group Ltd. (Finance)              355,144     355,144
  -      2,598      -       -       2,598   Australia Gas & Light Co. (Energy)                                      -      13,983
  -      7,201      -       -       7,201   BHP Billiton Ltd. (Materials)                                           -      79,056
  -      1,149      -     6,000     7,149   Brambles Industries Ltd. (Industrial & Commercial)                152,708     181,952
  -          -    5,900     -       5,900   Cabcharge Australia Ltd. (Finance)                                      -       9,632
  -      3,366      -       -       3,366   Coca Cola Amatil Ltd. (Consumer Staples)                                -       7,985
  -      5,964      -       -       5,964   Coles Myer Ltd. * (Consumer Discretionary)                              -      21,054
  -      1,475      -       -       1,475   Commonwealth Bank of Australia (Finance)                                -      21,694
  -        393      -       -         393   CSL Ltd. (Healthcare)                                                   -       7,378
  -      2,228      -       -       2,228   CSR Ltd. (Materials)                                                    -       6,081
  -        473      -       -         473   FH Faulding & Co. (Healthcare)                                          -       2,678
  -      9,305      -       -       9,305   Fosters Group Ltd. (Consumer Staples)                                   -      23,402
  -      7,840      -       -       7,840   General Property Trust (Real Estate)                                    -      10,559
  -      6,843      -       -       6,843   Goodman Fielder Ltd. (Consumer Staples)                                 -       4,189
  -      1,436      -       -       1,436   Leighton Holdings Ltd. (Consumer Discretionary)                         -       5,349
  -      2,935      -       -       2,935   Lend Lease Corp. (Real Estate)                                          -      20,977
  -      1,984      -       -       1,984   Mayne Nickless Ltd. (Industrial & Commercial)                           -       6,473
  -      4,072      -   200,392   204,464   MIM Holdings Ltd. (Materials)                                     132,899     135,600
  -      5,884      -       -       5,884   National Australian Bank (Finance)                                      -      90,352
  -      6,637      -       -       6,637   News Corp. (Information & Entertainment)                                -      63,065
  -     10,400      -       -      10,400   Normandy Mining Ltd. (Materials)                                        -       5,199
  -        959      -       -         959   Onesteel Ltd. (Materials)                                               -         475
  -      1,475      -       -       1,475   Orica Ltd. (Industrial & Commercial)                                    -       3,544
  -      2,599      -       -       2,599   Pacific Dunlop Ltd. (Industrial & Commercial)                           -       1,498
  -        682      -       -         682   PaperlinX Ltd. (Materials)                                              -       1,343
  -          -      -    25,000    25,000   Publishing & Broadcasting Ltd. (Information & Entertainment)      133,914     133,914
  -      1,367      -       -       1,367   QBE Insurance Group Ltd. (Finance)                                      -       7,880
  -      1,104      -       -       1,104   Rio Tinto Ltd. (Materials)                                              -      20,817
  -      4,985      -       -       4,985   Santos Ltd. (Energy)                                                    -      17,293
  -      3,321      -       -       3,321   Southcorp Ltd. (Consumer Staples)                                       -      11,453
  -      1,728      -       -       1,728   Stockland Trust Group (Real Estate)                                     -       3,526
  -      1,664      -       -       1,664   Suncorp-Metway Ltd. (Finance)                                           -      10,611
  -      1,711      -       -       1,711   TABCORP Holdings Ltd. (Information & Entertainment)                     -       8,214
  -     26,253      -    52,519    78,772   Telstra Corp. Ltd. (Information Technology)                       178,707     268,038
  -        978      -       -         978   Wesfarmers Ltd. (Industrial & Commercial)                               -      11,400
  -      7,406      -       -       7,406   Westfield Trust (Real Estate)                                           -      11,712
  -      8,030      -       -       8,030   Westpac Banking Corp. (Finance)                                         -      53,582
  -      6,435      -       -       6,435   WMC Ltd. (Materials)                                                    -      30,891
  -      6,118      -       -       6,118   Wollworths Ltd. (Consumer Staples)                                      -      28,027
                                            Austria
  -          -    3,450     -       3,450   Gericom AG (Information Technology)                                     -      90,912
  -         93      -       -          93   Austria Tabakwerke (Consumer Staples)                                   -       6,040
                                            Belgium
  -          -      -      974        974   Dexia (Finance)                                                   153,738     153,738
  -          -      -    7,980      7,980   Fortis (B) (Finance)                                              205,327     205,327
  -          -      -   28,231     28,231   Interbrew+ (Consumer Staples)                                     751,439     751,439
  -        276      -       -         276   KBC Bancassurance Holding SA (Finance)                                  -      10,229
  -        102      -       -         102   Solvay SA (Materials)                                                   -       5,249
  -        158      -      670        828   UCB SA (Healthcare)                                                21,995      27,182
  -         34      -       -          34   Union Miniere SA (Materials)                                            -       1,418
                                            Bermuda
 7,456      -       -     8,300    15,756   Tyco Intentional  Ltd. (Industrial & Commercial)                  442,971     840,898
                                            Brazil
  -         -       -     1,800     1,800   Compania Brasileira de Distribuicao Grupo Pao de Acucar ADR        51,210      51,210
 6,625      -       -     3,087     9,712   Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial      138,328     138,328
                                            & Commercial


          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
--------------------------------------------
       North             Style                                                                                             North
       American Inter-   Select                                                                                            American
       Inter-   national Inter-                                                                              Matur-        Inter-
Global national Small    national  Pro Forma                                                                 ity    Global national
Equity Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------ -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ --------
     -       -         -    4,100      4,100 Petroleo Bsasilieros SA ADR (Energy)
     -       -         -    9,699      9,699 Tele Norte Leste Participaceos SA ADR (Utilities)
     -       -         -    2,000      2,000 Uniao De Bancos Brasilieros SA GDR (Finance)
                                             Canada                                                                    1.4%     0.0%
     -       -         -    1,760      1,760 Alcan, Inc. (Materials)
 1,250       -         -        -      1,250 Ballard Power Systems, Inc. (Energy)
     -       -         -   15,419     15,419 Bank of Montreal (Finance)
     -       -         -   42,341     42,341 Bombardier Inc., Class B (Multi-Industry)
     -       -         -    7,834      7,834 Canadian Imperial Bank of Commerse (Finance)
 1,800       -         -    6,254      8,054 Celestica, Inc.+ (Information Technology)
     -       -        75        -         75 Certicom Corp.+ (Information Technology)
     -       -     4,400        -      4,400 Cominco Ltd. (Materials)
     -       -    12,475        -     12,475 Descartes Systems Group, Inc.+ (Information Technology)
     -       -     2,400        -      2,400 Exfo Electro Optical Engineering, Inc.+ (Information
                                              Technology)
     -       -         -   12,844     12,844 Manulife Financial Corp. (Finance)
     -       -     8,950        -      8,950 Microcell Telecommunications (Information Technology)
     -       -     6,975        -      6,975 Onex Corp. (Multi-industry)
     -       -     4,950        -      4,950 Penn West Petroleum Ltd.+ (Energy)
     -       -     6,650        -      6,650 Pivotal Corp.+ (Information Technology)
     -       -     3,175        -      3,175 Research In Motion Ltd.+ (Information Technology)
     -       -         -   14,867     14,867 Royal Bank of Canada (Finance)
     -       -         -   16,532     16,532 Sun Life Financial Services of Canada, Inc. (Finance)
 4,200       -         -        -      4,200 Talisman Energy, Inc. (Energy)
     -   1,000         -        -      1,000 Thomson Corp. (Information Technology)
     -       -     7,000        -      7,000 Westcoast Energy, Inc. (Energy)
                                             China                                                                     0.0%     0.0%
     -       -     3,800        -      3,800 Asiainfo Holdings, Inc.+ (Information Technology)
     -       -   295,000        -    295,000 Travelsky Technology Ltd.+ (Information Technology)
     -       -         -      500        500 China Unicom Ltd. ADR + (Information Technology)
     -       -   768,000        -    768,000 Guangshen Railway Co. (Industrial & Commercial)
     -       -   406,000        -    406,000 Zhejiang Expressway Co. Ltd. (Industrial & Commercial)
                                             Denmark                                                                   2.0%     0.1%
     -     200         -        -        200 Dansco A/S (Consumer Staples)
     -     100         -        -        100 Carlsberg A/S (Consumer Staples)
     -     100         -        -        100 Carlsberg A/S (Consumer Staples)
     -     700         -        -        700 Danske Bank A/S (Finance)
     -       -     5,050        -      5,050 Sophus Berendsen (Industrial & Commercial)
     -       -                700        700 Tele Danmark A/S (Utilities)
     -       -     3,650        -      3,650 NEG Micon A/S (Information Technology)
 4,100       -         -        -      4,100 ISS International A/S (Industrial & Commercial)
 2,000       -         -        -      2,000 Vestas Wind Systems A/S (Industrial Commercial)
 3,850     500         -   11,030     15,380 Novo Nordisk A/S (Healthcare)
                                             Finland                                                                   1.3%     0.9%
     -   7,269         -   34,793     42,062 Nokia Oyj (Information Technology)
 9,000       -         -        -      9,000 Nokia Corp. ADR (Information technology)
     -       -     6,500        -      6,500 Instrumentarium Oyj (Healthcare)
     -   1,571                  -      1,571 Kesko Oyj (Consumer Staples)
     -     606     5,100        -      5,706 Wartsila Oyj (Industrial Commercial)
     -     782         -        -        782 Outokumpo Oyj (Materials)
     -   1,615         -        -      1,615 UPM-Kymmene Oyj (Materials)
     -   1,459         -        -      1,459 Raisio Group PLC (Consumer Staples)
     -     467         -        -        467 Hartwall Oyj AB (Consumer Staples)
     -     546         -        -        546 Tietoenator Oyj (Information Technology)
     -   3,315         -        -      3,315 Sonera Oyj (Information Technology)
     -             4,150        -      4,150 Perlos Oyj (Information Technology)
     -   1,401         -        -      1,401 Metso Oyj (Industrial & Commercial)
     -   2,480         -        -      2,480 SAMPO PLC
                                             France                                                                    8.8%    10.9%
 6,900   1,621         -        -      8,521 Accor SA (Information Technology)
     -     485         -        -        485 Air Liquide (Chemicals)
 2,250       -         -        -      2,250 Alcatel SA (Information Technology)
              Principal/Shares
--------------------------------------------
       North             Style                                                                                 Style
       American Inter-   Select                                                                       Inter-   Select
       Inter-   national Inter-                                                                       national Inter-
Global national Small    national  Pro Forma                                                          Small    national Pro Forma
Equity Equity   Cap      Equity    Combined                         Description                       Cap      Equity   Combined
------ -------- -------- --------  --------- -------------------------------------------------------- -------- -------- ---------
     -       -         -    4,100      4,100 Petroleo Bsasilieros SA ADR (Energy)
     -       -         -    9,699      9,699 Tele Norte Leste Participaceos SA ADR (Utilities)
     -       -         -    2,000      2,000 Uniao De Bancos Brasilieros SA GDR (Finance)
                                             Canada                                                        6.0%     2.9%      2.3%
     -       -         -    1,760      1,760 Alcan, Inc. (Materials)
 1,250       -         -        -      1,250 Ballard Power Systems, Inc. (Energy)
     -       -         -   15,419     15,419 Bank of Montreal (Finance)
     -       -         -   42,341     42,341 Bombardier Inc., Class B (Multi-Industry)
     -       -         -    7,834      7,834 Canadian Imperial Bank of Commerse (Finance)
 1,800       -         -    6,254      8,054 Celestica, Inc.+ (Information Technology)
     -       -        75        -         75 Certicom Corp.+ (Information Technology)
     -       -     4,400        -      4,400 Cominco Ltd. (Materials)
     -       -    12,475        -     12,475 Descartes Systems Group, Inc.+ (Information Technology)
     -       -     2,400        -      2,400 Exfo Electro Optical Engineering, Inc.+ (Information
                                              Technology)
     -       -         -   12,844     12,844 Manulife Financial Corp. (Finance)
     -       -     8,950        -      8,950 Microcell Telecommunications (Information Technology)
     -       -     6,975        -      6,975 Onex Corp. (Multi-industry)
     -       -     4,950        -      4,950 Penn West Petroleum Ltd.+ (Energy)
     -       -     6,650        -      6,650 Pivotal Corp.+ (Information Technology)
     -       -     3,175        -      3,175 Research In Motion Ltd.+ (Information Technology)
     -       -         -   14,867     14,867 Royal Bank of Canada (Finance)
     -       -         -   16,532     16,532 Sun Life Financial Services of Canada, Inc. (Finance)
 4,200       -         -        -      4,200 Talisman Energy, Inc. (Energy)
     -   1,000         -        -      1,000 Thomson Corp. (Information Technology)
     -       -     7,000        -      7,000 Westcoast Energy, Inc. (Energy)
                                             China                                                         2.3%     0.0%      0.2%
     -       -     3,800        -      3,800 Asiainfo Holdings, Inc.+ (Information Technology)
     -       -   295,000        -    295,000 Travelsky Technology Ltd.+ (Information Technology)
     -       -         -      500        500 China Unicom Ltd. ADR + (Information Technology)
     -       -   768,000        -    768,000 Guangshen Railway Co. (Industrial & Commercial)
     -       -   406,000        -    406,000 Zhejiang Expressway Co. Ltd. (Industrial & Commercial)
                                             Denmark                                                       1.4%     0.5%      0.7%
     -     200         -        -        200 Dansco A/S (Consumer Staples)
     -     100         -        -        100 Carlsberg A/S (Consumer Staples)
     -     100         -        -        100 Carlsberg A/S (Consumer Staples)
     -     700         -        -        700 Danske Bank A/S (Finance)
     -       -     5,050        -      5,050 Sophus Berendsen (Industrial & Commercial)
     -       -                700        700 Tele Danmark A/S (Utilities)
     -       -     3,650        -      3,650 NEG Micon A/S (Information Technology)
 4,100       -         -        -      4,100 ISS International A/S (Industrial & Commercial)
 2,000       -         -        -      2,000 Vestas Wind Systems A/S (Industrial Commercial)
 3,850     500         -   11,030     15,380 Novo Nordisk A/S (Healthcare)
                                             Finland                                                       1.9%     1.2%      1.2%
     -   7,269         -   34,793     42,062 Nokia Oyj (Information Technology)
 9,000       -         -        -      9,000 Nokia Corp. ADR (Information technology)
     -       -     6,500        -      6,500 Instrumentarium Oyj (Healthcare)
     -   1,571                  -      1,571 Kesko Oyj (Consumer Staples)
     -     606     5,100        -      5,706 Wartsila Oyj (Industrial Commercial)
     -     782         -        -        782 Outokumpo Oyj (Materials)
     -   1,615         -        -      1,615 UPM-Kymmene Oyj (Materials)
     -   1,459         -        -      1,459 Raisio Group PLC (Consumer Staples)
     -     467         -        -        467 Hartwall Oyj AB (Consumer Staples)
     -     546         -        -        546 Tietoenator Oyj (Information Technology)
     -   3,315         -        -      3,315 Sonera Oyj (Information Technology)
     -             4,150        -      4,150 Perlos Oyj (Information Technology)
     -   1,401         -        -      1,401 Metso Oyj (Industrial & Commercial)
     -   2,480         -        -      2,480 SAMPO PLC
                                             France                                                        6.1%    14.2%     11.8%
 6,900   1,621         -        -      8,521 Accor SA (Information Technology)
     -     485         -        -        485 Air Liquide (Chemicals)
 2,250       -         -        -      2,250 Alcatel SA (Information Technology)

              Principal/Shares                                                                                Market Value
--------------------------------------------                                                          -------------------------
       North             Style                                                                                North
       American Inter-   Select                                                                               American Inter-
       Inter-   national Inter-                                                                               Inter-   national
Global national Small    national  Pro Forma                                                          Global  national Small
Equity Equity   Cap      Equity    Combined                         Description                       Equity  Equity   Cap
------ -------- -------- --------  --------- -------------------------------------------------------- ------- -------- --------
     -       -         -    4,100      4,100 Petroleo Bsasilieros SA ADR (Energy)                           -        -        -
     -       -         -    9,699      9,699 Tele Norte Leste Participaceos SA ADR (Utilities)              -        -        -
     -       -         -    2,000      2,000 Uniao De Bancos Brasilieros SA GDR (Finance)                   -        -        -
                                             Canada
     -       -         -    1,760      1,760 Alcan, Inc. (Materials)                                        -        -        -
 1,250       -         -        -      1,250 Ballard Power Systems, Inc. (Energy)                      66,538        -        -
     -       -         -   15,419     15,419 Bank of Montreal (Finance)                                     -        -        -
     -       -         -   42,341     42,341 Bombardier Inc., Class B (Multi-Industry)                      -        -        -
     -       -         -    7,834      7,834 Canadian Imperial Bank of Commerse (Finance)                   -        -        -
 1,800       -         -    6,254      8,054 Celestica, Inc.+ (Information Technology)                 91,980        -        -
     -       -        75        -         75 Certicom Corp.+ (Information Technology)                       -        -      762
     -       -     4,400        -      4,400 Cominco Ltd. (Materials)                                       -        -   95,534
     -       -    12,475        -     12,475 Descartes Systems Group, Inc.+ (Information Technology)        -        -  243,651
     -       -     2,400        -      2,400 Exfo Electro Optical Engineering, Inc.+ (Information
                                              Technology)                                                   -        -   80,832
     -       -         -   12,844     12,844 Manulife Financial Corp. (Finance)                             -        -        -
     -       -     8,950        -      8,950 Microcell Telecommunications (Information Technology)          -        -   78,313
     -       -     6,975        -      6,975 Onex Corp. (Multi-industry)                                    -        -  102,173
     -       -     4,950        -      4,950 Penn West Petroleum Ltd.+ (Energy)                             -        -  136,157
     -       -     6,650        -      6,650 Pivotal Corp.+ (Information Technology)                        -        -  166,915
     -       -     3,175        -      3,175 Research In Motion Ltd.+ (Information Technology)              -        -  107,696
     -       -         -   14,867     14,867 Royal Bank of Canada (Finance)                                 -        -        -
     -       -         -   16,532     16,532 Sun Life Financial Services of Canada, Inc. (Finance)          -        -        -
 4,200       -         -        -      4,200 Talisman Energy, Inc. (Energy)                           171,172        -        -
     -   1,000         -        -      1,000 Thomson Corp. (Information Technology)                         -   33,529        -
     -       -     7,000        -      7,000 Westcoast Energy, Inc. (Energy)                                -        -  145,833
                                             China
     -       -     3,800        -      3,800 Asiainfo Holdings, Inc.+ (Information Technology)              -        -   47,500
     -       -   295,000        -    295,000 Travelsky Technology Ltd.+ (Information Technology)            -        -  196,692
     -       -         -      500        500 China Unicom Ltd. ADR + (Information Technology)               -        -        -
     -       -   768,000        -    768,000 Guangshen Railway Co. (Industrial & Commercial)                -        -  119,154
     -       -   406,000        -    406,000 Zhejiang Expressway Co. Ltd. (Industrial & Commercial)         -        -   84,854
                                             Denmark                                                        -        -        -
     -     200         -        -        200 Dansco A/S (Consumer Staples)                                  -    6,929        -
     -     100         -        -        100 Carlsberg A/S (Consumer Staples)                               -    4,267        -
     -     100         -        -        100 Carlsberg A/S (Consumer Staples)                               -    4,493        -
     -     700         -        -        700 Danske Bank A/S (Finance)                                      -   11,273        -
     -       -     5,050        -      5,050 Sophus Berendsen (Industrial & Commercial)                     -        -  124,245
     -       -                700        700 Tele Danmark A/S (Utilities)                                   -        -        -
     -       -     3,650        -      3,650 NEG Micon A/S (Information Technology)                         -        -  148,367
 4,100       -         -        -      4,100 ISS International A/S (Industrial & Commercial)          238,780        -        -
 2,000       -         -        -      2,000 Vestas Wind Systems A/S (Industrial Commercial)           93,420        -        -
 3,850     500         -   11,030     15,380 Novo Nordisk A/S (Healthcare)                            146,430   19,017        -
                                             Finland
     -   7,269         -   34,793     42,062 Nokia Oyj (Information Technology)                             -  240,563        -
 9,000       -         -        -      9,000 Nokia Corp. ADR (Information technology)                 307,710        -        -
     -       -     6,500        -      6,500 Instrumentarium Oyj (Healthcare)                               -        -  193,199
     -   1,571                  -      1,571 Kesko Oyj (Consumer Staples)                                   -   13,242        -
     -     606     5,100        -      5,706 Wartsila Oyj (Industrial Commercial)                           -   13,576  114,256
     -     782         -        -        782 Outokumpo Oyj (Materials)                                      -    6,661        -
     -   1,615         -        -      1,615 UPM-Kymmene Oyj (Materials)                                    -   50,653        -
     -   1,459         -        -      1,459 Raisio Group PLC (Consumer Staples)                            -    1,994        -
     -     467         -        -        467 Hartwall Oyj AB (Consumer Staples)                             -    7,375        -
     -     546         -        -        546 Tietoenator Oyj (Information Technology)                       -   16,810        -
     -   3,315         -        -      3,315 Sonera Oyj (Information Technology)                            -   36,677        -
     -             4,150        -      4,150 Perlos Oyj (Information Technology)                            -            53,943
     -   1,401         -        -      1,401 Metso Oyj (Industrial & Commercial)                            -   14,171        -
     -   2,480         -        -      2,480 SAMPO PLC                                                      -   25,964        -
                                             France                                                         -                 -
 6,900   1,621         -        -      8,521 Accor SA (Information Technology)                        293,245   68,891        -
     -     485         -        -        485 Air Liquide (Chemicals)                                        -   73,068        -
 2,250       -         -        -      2,250 Alcatel SA (Information Technology)                       63,702        -        -

             Principal/Shares
--------------------------------------------
       North             Style                                                                                Market Value
       American Inter-   Select                                                                       --------------------------
       Inter-   national Inter-                                                                       Style Select
Global national Small    national  Pro Forma                                                          International    Pro Forma
Equity Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------ -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
     -       -         -    4,100      4,100 Petroleo Bsasilieros SA ADR (Energy)                           110,700      110,700
     -       -         -    9,699      9,699 Tele Norte Leste Participaceos SA ADR (Utilities)              168,071      168,071
     -       -         -    2,000      2,000 Uniao De Bancos Brasilieros SA GDR (Finance)                    48,100       48,100
                                             Canada
     -       -         -    1,760      1,760 Alcan, Inc. (Materials)                                         78,318       78,318
 1,250       -         -        -      1,250 Ballard Power Systems, Inc. (Energy)                                 -       66,538
     -       -         -   15,419     15,419 Bank of Montreal (Finance)                                     353,352      353,352
     -       -         -   42,341     42,341 Bombardier Inc., Class B (Multi-Industry)                      610,581      610,581
     -       -         -    7,834      7,834 Canadian Imperial Bank of Commerse (Finance)                   254,248      254,248
 1,800       -         -    6,254      8,054 Celestica, Inc.+ (Information Technology)                      319,579      411,559
     -       -        75        -         75 Certicom Corp.+ (Information Technology)                             -          762
     -       -     4,400        -      4,400 Cominco Ltd. (Materials)                                             -       95,534
     -       -    12,475        -     12,475 Descartes Systems Group, Inc.+ (Information Technology)              -      243,651
     -       -     2,400        -      2,400 Exfo Electro Optical Engineering, Inc.+ (Information
                                              Technology)                                                         -       80,832
     -       -         -   12,844     12,844 Manulife Financial Corp. (Finance)                             323,776      323,776
     -       -     8,950        -      8,950 Microcell Telecommunications (Information Technology)                -       78,313
     -       -     6,975        -      6,975 Onex Corp. (Multi-industry)                                          -      102,173
     -       -     4,950        -      4,950 Penn West Petroleum Ltd.+ (Energy)                                   -      136,157
     -       -     6,650        -      6,650 Pivotal Corp.+ (Information Technology)                              -      166,915
     -       -     3,175        -      3,175 Research In Motion Ltd.+ (Information Technology)                    -      107,696
     -       -         -   14,867     14,867 Royal Bank of Canada (Finance)                                 415,715      415,715
     -       -         -   16,532     16,532 Sun Life Financial Services of Canada, Inc. (Finance)          322,891      322,891
 4,200       -         -        -      4,200 Talisman Energy, Inc. (Energy)                                       -      171,172
     -   1,000         -        -      1,000 Thomson Corp. (Information Technology)                               -       33,529
     -       -     7,000        -      7,000 Westcoast Energy, Inc. (Energy)                                      -      145,833
                                             China
     -       -     3,800        -      3,800 Asiainfo Holdings, Inc.+ (Information Technology)                    -       47,500
     -       -   295,000        -    295,000 Travelsky Technology Ltd.+ (Information Technology)                  -      196,692
     -       -         -      500        500 China Unicom Ltd. ADR + (Information Technology)                 7,225        7,225
     -       -   768,000        -    768,000 Guangshen Railway Co. (Industrial & Commercial)                      -      119,154
     -       -   406,000        -    406,000 Zhejiang Expressway Co. Ltd. (Industrial & Commercial)               -       84,854
                                             Denmark                                                              -
     -     200         -        -        200 Dansco A/S (Consumer Staples)                                        -        6,929
     -     100         -        -        100 Carlsberg A/S (Consumer Staples)                                     -        4,267
     -     100         -        -        100 Carlsberg A/S (Consumer Staples)                                     -        4,493
     -     700         -        -        700 Danske Bank A/S (Finance)                                            -       11,273
     -       -     5,050        -      5,050 Sophus Berendsen (Industrial & Commercial)                           -      124,245
     -       -                700        700 Tele Danmark A/S (Utilities)                                    26,624       26,624
     -       -     3,650        -      3,650 NEG Micon A/S (Information Technology)                               -      148,367
 4,100       -         -        -      4,100 ISS International A/S (Industrial & Commercial)                      -      238,780
 2,000       -         -        -      2,000 Vestas Wind Systems A/S (Industrial Commercial)                      -       93,420
 3,850     500         -   11,030     15,380 Novo Nordisk A/S (Healthcare)                                  419,511      584,958
                                             Finland
     -   7,269         -   34,793     42,062 Nokia Oyj (Information Technology)                           1,151,454    1,392,017
 9,000       -         -        -      9,000 Nokia Corp. ADR (Information technology)                             -      307,710
     -       -     6,500        -      6,500 Instrumentarium Oyj (Healthcare)                                     -      193,199
     -   1,571                  -      1,571 Kesko Oyj (Consumer Staples)                                         -       13,242
     -     606     5,100        -      5,706 Wartsila Oyj (Industrial Commercial)                                 -      127,832
     -     782         -        -        782 Outokumpo Oyj (Materials)                                            -        6,661
     -   1,615         -        -      1,615 UPM-Kymmene Oyj (Materials)                                          -       50,653
     -   1,459         -        -      1,459 Raisio Group PLC (Consumer Staples)                                  -        1,994
     -     467         -        -        467 Hartwall Oyj AB (Consumer Staples)                                   -        7,375
     -     546         -        -        546 Tietoenator Oyj (Information Technology)                             -       16,810
     -   3,315         -        -      3,315 Sonera Oyj (Information Technology)                                  -       36,677
     -             4,150        -      4,150 Perlos Oyj (Information Technology)                                  -       53,943
     -   1,401         -        -      1,401 Metso Oyj (Industrial & Commercial)                                  -       14,171
     -   2,480         -        -      2,480 SAMPO PLC                                                            -       25,964
                                             France                                                               -
 6,900   1,621         -        -      8,521 Accor SA (Information Technology)                                    -      362,136
     -     485         -        -        485 Air Liquide (Chemicals)                                              -       73,068
 2,250       -         -        -      2,250 Alcatel SA (Information Technology)                                  -       63,702

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
--------------------------------------------
       North             Style                                                                                             North
       American Inter-   Select                                                                                            American
       Inter-   national Inter-                                                                              Matur-        Inter-
Global national Small    national  Pro Forma                                                                 ity    Global national
Equity Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------ -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ --------
 5,750    3,009        -    5,302     14,061 Alcatel SA (Information Technology)
 5,050        -        -      750      5,800 Altran Technologies SA (Industrial & Commercial)
 3,600    5,321        -   20,594     29,515 Aventis SA (Healthcare)
          1,445        -    4,547      5,992 Axa (Finance)
          1,163        -    7,621      8,784 BNP Paribas (Finance)
 1,500    2,874        -    2,010      6,384 Bouygues (Industrial & Commercial)
 3,887        -        -        -      3,887 Business Objects SA (Information Technology)
     -        -    4,000        -      4,000 Business Objects SA+ (Information Technology)
     -        -        -      300        300 Canal Plus (Information & Entertainment)
     -      425        -    1,024      1,449 Cap Gemini SA (Information Technology)
     -    3,493        -               3,493 Carrefour SA (Consumer Staples)
     -      150        -                 150 Coflexip Stena Offshore (Energy)
     -      600        -    1,560      2,160 Compagnie de Saint-Gobain (Materials)
     -      128        -        -        128 Dassault Systems SA (Information Technology)
     -      328        -        -        328 Eridania Beghin-Say+ (Materials)
 1,600      549        -        -      2,149 Etablissements Economiques du Casino Guichard Perrachon
                                              (Information & Entertainment)
     -    3,814        -        -      3,814 France Telecom (Information & Entertainment)
     -      120        -        -        120 Gecina SA (Real Estate)
     -    1,901        -      830      2,731 Groupe Danone (Consumer Staples)
     -        -        -      660        660 Hermes International (Consumer Discretionary)
     -       35        -        -         35 Imerys SA (Industrial & Commercial)
     -        -    3,325        -      3,325 Infogrames Entertainment (Information Technology)
     -      160        -        -        160 Klepierre (Real Estate)
     -      357        -    7,723      8,080 Lafarge SA (Materials)
     -      718        -        -        718 Lagardere S.C.A (Information & Entertainment)
     -        -        -    1,030      1,030 Legrand SA (Information Technology)
     -    4,089        -    1,040      5,129 L'Oreal SA (Consumer Staples)
     -    2,900        -      885      3,785 LVMH Moet Hennessy Louis Vuitton (Multi-industry)
     -        -      375        -        375 Medidep SA (Healthcare)
     -      960        -        -        960 Michelin (C.G.D.E.) (Consumer Discretionary)
     -        -    3,550        -      3,550 Neopost SA (Industrial & Commercial)
     -        -    2,325        -      2,325 Oberthur Card Systems SA+ (Information Technology)
     -        -        -   20,260     20,260 Orange SA (Information Technology)
     -      490        -    2,391      2,881 Pechiney SA (Industrial & Commercial)
     -      681        -        -        681 Pernod-Ricard (Consumer Staples)
     -      796        -    1,300      2,096 Pinault-Printemps-Redoute (Consumer Discretionary)
   300      291        -    3,472      4,063 PSA Peugeot Citroen (Consumer Discretionary)
     -        -      300        -        300 Rigiflex International (Information & Entertainment)
     -        -    1,425        -      1,425 Rodriguez Group (Information & Entertainment)
     -        -    4,675        -      4,675 S.O.I.T.E.C. (Information Technology)
     -       59        -        -         59 Sagen SA (Industrial & Commercial)
     -    4,990        -    8,228     13,218 Sanofi-Synthelabo SA (Healthcare)
     -    1,067        -    7,151      8,218 Schneider Electric SA (Information Technology)
     -        -    1,075        -      1,075 Seche Environnement (Industrial Commercial)
     -       50        -        -         50 SILIC (Real Estate)
     -      320        -        -        320 Simco SA (Real Estate)
     -      482        -        -        482 Societe BIC SA (Consumer Staples)
     -        -      350        -        350 Societe du Louvre (Information & Entertainment)
     -      480        -        -        480 Societe Fonciere Lyonnaise (Real Estate)
     -    1,252        -   12,378     13,630 Societe Generale (Finance)
     -        -        -    8,155      8,155 Societe Television Francaise (Information & Entertainment)
     -      816        -    2,788      3,604 Sodexho Alliance SA (Multi-industry)
     -      495        -        -        495 Sophia SA (Real Estate)
     -      973        -    3,638      4,611 Suez SA (Utilities)
     -        -      700        -        700 Technip SA (Industrial & Commercial)
     -    1,073        -        -      1,073 Thales SA (Industrial & Commercial)
 2,970    6,914        -   15,062     24,946 Total Fina Elf (SA Energy)
     -        -      225        -        225 UBI Soft Entertainment (Information Technology)
     -      345        -        -        345 Unibail SA
     -    2,207        -   21,540     23,747 Usinor SA (Materials)
     -      616        -        -        616 Valeo SA (Consumer Discretionary)

              Principal/Shares
--------------------------------------------
       North             Style                                                                                  Style
       American Inter-   Select                                                                       Inter-    Select
       Inter-   national Inter-                                                                       national  Inter-
Global national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------ -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
 5,750    3,009        -    5,302     14,061 Alcatel SA (Information Technology)
 5,050        -        -      750      5,800 Altran Technologies SA (Industrial & Commercial)
 3,600    5,321        -   20,594     29,515 Aventis SA (Healthcare)
          1,445        -    4,547      5,992 Axa (Finance)
          1,163        -    7,621      8,784 BNP Paribas (Finance)
 1,500    2,874        -    2,010      6,384 Bouygues (Industrial & Commercial)
 3,887        -        -        -      3,887 Business Objects SA (Information Technology)
     -        -    4,000        -      4,000 Business Objects SA+ (Information Technology)
     -        -        -      300        300 Canal Plus (Information & Entertainment)
     -      425        -    1,024      1,449 Cap Gemini SA (Information Technology)
     -    3,493        -               3,493 Carrefour SA (Consumer Staples)
     -      150        -                 150 Coflexip Stena Offshore (Energy)
     -      600        -    1,560      2,160 Compagnie de Saint-Gobain (Materials)
     -      128        -        -        128 Dassault Systems SA (Information Technology)
     -      328        -        -        328 Eridania Beghin-Say+ (Materials)
 1,600      549        -        -      2,149 Etablissements Economiques du Casino Guichard Perrachon
                                              (Information & Entertainment)
     -    3,814        -        -      3,814 France Telecom (Information & Entertainment)
     -      120        -        -        120 Gecina SA (Real Estate)
     -    1,901        -      830      2,731 Groupe Danone (Consumer Staples)
     -        -        -      660        660 Hermes International (Consumer Discretionary)
     -       35        -        -         35 Imerys SA (Industrial & Commercial)
     -        -    3,325        -      3,325 Infogrames Entertainment (Information Technology)
     -      160        -        -        160 Klepierre (Real Estate)
     -      357        -    7,723      8,080 Lafarge SA (Materials)
     -      718        -        -        718 Lagardere S.C.A (Information & Entertainment)
     -        -        -    1,030      1,030 Legrand SA (Information Technology)
     -    4,089        -    1,040      5,129 L'Oreal SA (Consumer Staples)
     -    2,900        -      885      3,785 LVMH Moet Hennessy Louis Vuitton (Multi-industry)
     -        -      375        -        375 Medidep SA (Healthcare)
     -      960        -        -        960 Michelin (C.G.D.E.) (Consumer Discretionary)
     -        -    3,550        -      3,550 Neopost SA (Industrial & Commercial)
     -        -    2,325        -      2,325 Oberthur Card Systems SA+ (Information Technology)
     -        -        -   20,260     20,260 Orange SA (Information Technology)
     -      490        -    2,391      2,881 Pechiney SA (Industrial & Commercial)
     -      681        -        -        681 Pernod-Ricard (Consumer Staples)
     -      796        -    1,300      2,096 Pinault-Printemps-Redoute (Consumer Discretionary)
   300      291        -    3,472      4,063 PSA Peugeot Citroen (Consumer Discretionary)
     -        -      300        -        300 Rigiflex International (Information & Entertainment)
     -        -    1,425        -      1,425 Rodriguez Group (Information & Entertainment)
     -        -    4,675        -      4,675 S.O.I.T.E.C. (Information Technology)
     -       59        -        -         59 Sagen SA (Industrial & Commercial)
     -    4,990        -    8,228     13,218 Sanofi-Synthelabo SA (Healthcare)
     -    1,067        -    7,151      8,218 Schneider Electric SA (Information Technology)
     -        -    1,075        -      1,075 Seche Environnement (Industrial Commercial)
     -       50        -        -         50 SILIC (Real Estate)
     -      320        -        -        320 Simco SA (Real Estate)
     -      482        -        -        482 Societe BIC SA (Consumer Staples)
     -        -      350        -        350 Societe du Louvre (Information & Entertainment)
     -      480        -        -        480 Societe Fonciere Lyonnaise (Real Estate)
     -    1,252        -   12,378     13,630 Societe Generale (Finance)
     -        -        -    8,155      8,155 Societe Television Francaise (Information & Entertainment)
     -      816        -    2,788      3,604 Sodexho Alliance SA (Multi-industry)
     -      495        -        -        495 Sophia SA (Real Estate)
     -      973        -    3,638      4,611 Suez SA (Utilities)
     -        -      700        -        700 Technip SA (Industrial & Commercial)
     -    1,073        -        -      1,073 Thales SA (Industrial & Commercial)
 2,970    6,914        -   15,062     24,946 Total Fina Elf (SA Energy)
     -        -      225        -        225 UBI Soft Entertainment (Information Technology)
     -      345        -        -        345 Unibail SA
     -    2,207        -   21,540     23,747 Usinor SA (Materials)
     -      616        -        -        616 Valeo SA (Consumer Discretionary)

              Principal/Shares                                                                                  Market Value
--------------------------------------------                                                           ---------------------------
       North             Style                                                                                  North
       American Inter-   Select                                                                                 American  Inter-
       Inter-   national Inter-                                                                                 Inter-    national
Global national Small    national  Pro Forma                                                           Global   national  Small
Equity Equity   Cap      Equity    Combined                         Description                        Equity   Equity    Cap
------ -------- -------- --------  --------- --------------------------------------------------------- -------  --------  --------
 5,750    3,009        -    5,302     14,061 Alcatel SA (Information Technology)                       187,232    97,979         -
 5,050        -        -      750      5,800 Altran Technologies SA (Industrial & Commercial)          327,085         -         -
 3,600    5,321        -   20,594     29,515 Aventis SA (Healthcare)                                   278,845   412,148         -
          1,445        -    4,547      5,992 Axa (Finance)                                                   -   170,516         -
          1,163        -    7,621      8,784 BNP Paribas (Finance)                                           -   103,394         -
 1,500    2,874        -    2,010      6,384 Bouygues (Industrial & Commercial)                         64,175   122,959         -
 3,887        -        -        -      3,887 Business Objects SA (Information Technology)              144,157         -         -
     -        -    4,000        -      4,000 Business Objects SA+ (Information Technology)                   -         -   144,800
     -        -        -      300        300 Canal Plus (Information & Entertainment)                        -         -         -
     -      425        -    1,024      1,449 Cap Gemini SA (Information Technology)                          -    61,427         -
     -    3,493        -               3,493 Carrefour SA (Consumer Staples)                                 -   201,601         -
     -      150        -                 150 Coflexip Stena Offshore (Energy)                                -    22,093         -
     -      600        -    1,560      2,160 Compagnie de Saint-Gobain (Materials)                           -    90,500         -
     -      128        -        -        128 Dassault Systems SA (Information Technology)                    -     6,326         -
     -      328        -        -        328 Eridania Beghin-Say+ (Materials)                                -    27,196         -
 1,600      549        -        -      2,149 Etablissements Economiques du Casino Guichard Perrachon
                                              (Information & Entertainment)                            143,380    49,197         -
     -    3,814        -        -      3,814 France Telecom (Information & Entertainment)                    -   277,486         -
     -      120        -        -        120 Gecina SA (Real Estate)                                         -    10,860         -
     -    1,901        -      830      2,731 Groupe Danone (Consumer Staples)                                -   247,096         -
     -        -        -      660        660 Hermes International (Consumer Discretionary)                   -         -         -
     -       35        -        -         35 Imerys SA (Industrial & Commercial)                             -     3,680         -
     -        -    3,325        -      3,325 Infogrames Entertainment (Information Technology)               -         -    69,298
     -      160        -        -        160 Klepierre (Real Estate)                                         -    14,338         -
     -      357        -    7,723      8,080 Lafarge SA (Materials)                                          -    34,304         -
     -      718        -        -        718 Lagardere S.C.A (Information & Entertainment)                   -    41,726         -
     -        -        -    1,030      1,030 Legrand SA (Information Technology)                             -         -         -
     -    4,089        -    1,040      5,129 L'Oreal SA (Consumer Staples)                                   -   297,675         -
     -    2,900        -      885      3,785 LVMH Moet Hennessy Louis Vuitton (Multi-industry)               -   179,083         -
     -        -      375        -        375 Medidep SA (Healthcare)                                         -         -    41,091
     -      960        -        -        960 Michelin (C.G.D.E.) (Consumer Discretionary)                    -    31,864         -
     -        -    3,550        -      3,550 Neopost SA (Industrial & Commercial)                            -         -    85,043
     -        -    2,325        -      2,325 Oberthur Card Systems SA+ (Information Technology)              -         -    31,252
     -        -        -   20,260     20,260 Orange SA (Information Technology)                              -         -         -
     -      490        -    2,391      2,881 Pechiney SA (Industrial & Commercial)                           -    25,781         -
     -      681        -        -        681 Pernod-Ricard (Consumer Staples)                                -    47,220         -
     -      796        -    1,300      2,096 Pinault-Printemps-Redoute (Consumer Discretionary)              -   137,083         -
   300      291        -    3,472      4,063 PSA Peugeot Citroen (Consumer Discretionary)               85,682    83,111         -
     -        -      300        -        300 Rigiflex International (Information & Entertainment)            -         -    43,360
     -        -    1,425        -      1,425 Rodriguez Group (Information & Entertainment)                   -         -    78,389
     -        -    4,675        -      4,675 S.O.I.T.E.C. (Information Technology)                           -         -    82,958
     -       59        -        -         59 Sagen SA (Industrial & Commercial)                              -     4,816         -
     -    4,990        -    8,228     13,218 Sanofi-Synthelabo SA (Healthcare)                               -   299,291         -
     -    1,067        -    7,151      8,218 Schneider Electric SA (Information Technology)                  -    72,848         -
     -        -    1,075        -      1,075 Seche Environnement (Industrial Commercial)                     -         -    90,610
     -       50        -        -         50 SILIC (Real Estate)                                             -     7,497         -
     -      320        -        -        320 Simco SA (Real Estate)                                          -    21,663         -
     -      482        -        -        482 Societe BIC SA (Consumer Staples)                               -    18,466         -
     -        -      350        -        350 Societe du Louvre (Information & Entertainment)                 -         -    25,775
     -      480        -        -        480 Societe Fonciere Lyonnaise (Real Estate)                        -    14,097         -
     -    1,252        -   12,378     13,630 Societe Generale (Finance)                                      -    80,758         -
     -        -        -    8,155      8,155 Societe Television Francaise (Information & Entertainment)      -         -         -
     -      816        -    2,788      3,604 Sodexho Alliance SA (Multi-industry)                            -    40,182         -
     -      495        -        -        495 Sophia SA (Real Estate)                                         -    14,296         -
     -      973        -    3,638      4,611 Suez SA (Utilities)                                             -   143,825         -
     -        -      700        -        700 Technip SA (Industrial & Commercial)                            -         -   108,999
     -    1,073        -        -      1,073 Thales SA (Industrial & Commercial)                             -    44,697         -
 2,970    6,914        -   15,062     24,946 Total Fina Elf (SA Energy)                                442,702 1,030,587         -
     -        -      225        -        225 UBI Soft Entertainment (Information Technology)                 -         -     9,143
     -      345        -        -        345 Unibail SA                                                      -    54,792         -
     -    2,207        -   21,540     23,747 Usinor SA (Materials)                                           -    28,844         -
     -      616        -        -        616 Valeo SA (Consumer Discretionary)                               -    28,420         -

             Principal/Shares
--------------------------------------------
       North             Style                                                                                Market Value
       American Inter-   Select                                                                       --------------------------
       Inter-   national Inter-                                                                       Style Select
Global national Small    national  Pro Forma                                                          International    Pro Forma
Equity Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------ -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
 5,750    3,009        -    5,302     14,061 Alcatel SA (Information Technology)                            172,644      457,855
 5,050        -        -      750      5,800 Altran Technologies SA (Industrial & Commercial)                48,577      375,662
 3,600    5,321        -   20,594     29,515 Aventis SA (Healthcare)                                      1,693,765    2,384,758
          1,445        -    4,547      5,992 Axa (Finance)                                                  536,565      707,081
          1,163        -    7,621      8,784 BNP Paribas (Finance)                                          677,526      780,920
 1,500    2,874        -    2,010      6,384 Bouygues (Industrial & Commercial)                              85,994      273,128
 3,887        -        -        -      3,887 Business Objects SA (Information Technology)                         -      144,157
     -        -    4,000        -      4,000 Business Objects SA+ (Information Technology)                        -      144,800
     -        -        -      300        300 Canal Plus (Information & Entertainment)                         1,073        1,073
     -      425        -    1,024      1,449 Cap Gemini SA (Information Technology)                         148,002      209,429
     -    3,493        -               3,493 Carrefour SA (Consumer Staples)                                      -      201,601
     -      150        -                 150 Coflexip Stena Offshore (Energy)                                     -       22,093
     -      600        -    1,560      2,160 Compagnie de Saint-Gobain (Materials)                          235,299      325,799
     -      128        -        -        128 Dassault Systems SA (Information Technology)                         -        6,326
     -      328        -        -        328 Eridania Beghin-Say+ (Materials)                                     -       27,196
 1,600      549        -        -      2,149 Etablissements Economiques du Casino Guichard Perrachon
                                              (Information & Entertainment)                                       -      192,577
     -    3,814        -        -      3,814 France Telecom (Information & Entertainment)                         -      277,486
     -      120        -        -        120 Gecina SA (Real Estate)                                              -       10,860
     -    1,901        -      830      2,731 Groupe Danone (Consumer Staples)                               107,885      354,981
     -        -        -      660        660 Hermes International (Consumer Discretionary)                   94,865       94,865
     -       35        -        -         35 Imerys SA (Industrial & Commercial)                                  -        3,680
     -        -    3,325        -      3,325 Infogrames Entertainment (Information Technology)                    -       69,298
     -      160        -        -        160 Klepierre (Real Estate)                                              -       14,338
     -      357        -    7,723      8,080 Lafarge SA (Materials)                                         742,097      776,401
     -      718        -        -        718 Lagardere S.C.A (Information & Entertainment)                        -       41,726
     -        -        -    1,030      1,030 Legrand SA (Information Technology)                            235,778      235,778
     -    4,089        -    1,040      5,129 L'Oreal SA (Consumer Staples)                                   75,711      373,386
     -    2,900        -      885      3,785 LVMH Moet Hennessy Louis Vuitton (Multi-industry)               54,651      233,734
     -        -      375        -        375 Medidep SA (Healthcare)                                              -       41,091
     -      960        -        -        960 Michelin (C.G.D.E.) (Consumer Discretionary)                         -       31,864
     -        -    3,550        -      3,550 Neopost SA (Industrial & Commercial)                                 -       85,043
     -        -    2,325        -      2,325 Oberthur Card Systems SA+ (Information Technology)                   -       31,252
     -        -        -   20,260     20,260 Orange SA (Information Technology)                             213,551      213,551
     -      490        -    2,391      2,881 Pechiney SA (Industrial & Commercial)                          125,800      151,581
     -      681        -        -        681 Pernod-Ricard (Consumer Staples)                                     -       47,220
     -      796        -    1,300      2,096 Pinault-Printemps-Redoute (Consumer Discretionary)             223,880      360,963
   300      291        -    3,472      4,063 PSA Peugeot Citroen (Consumer Discretionary)                   991,623    1,160,416
     -        -      300        -        300 Rigiflex International (Information & Entertainment)                 -       43,360
     -        -    1,425        -      1,425 Rodriguez Group (Information & Entertainment)                        -       78,389
     -        -    4,675        -      4,675 S.O.I.T.E.C. (Information Technology)                                -       82,958
     -       59        -        -         59 Sagen SA (Industrial & Commercial)                                   -        4,816
     -    4,990        -    8,228     13,218 Sanofi-Synthelabo SA (Healthcare)                              493,500      792,791
     -    1,067        -    7,151      8,218 Schneider Electric SA (Information Technology)                 488,227      561,075
     -        -    1,075        -      1,075 Seche Environnement (Industrial Commercial)                          -       90,610
     -       50        -        -         50 SILIC (Real Estate)                                                  -        7,497
     -      320        -        -        320 Simco SA (Real Estate)                                               -       21,663
     -      482        -        -        482 Societe BIC SA (Consumer Staples)                                    -       18,466
     -        -      350        -        350 Societe du Louvre (Information & Entertainment)                      -       25,775
     -      480        -        -        480 Societe Fonciere Lyonnaise (Real Estate)                             -       14,097
     -    1,252        -   12,378     13,630 Societe Generale (Finance)                                     798,419      879,177
     -        -        -    8,155      8,155 Societe Television Francaise (Information & Entertainment)     342,240      342,240
     -      816        -    2,788      3,604 Sodexho Alliance SA (Multi-industry)                           137,288      177,470
     -      495        -        -        495 Sophia SA (Real Estate)                                              -       14,296
     -      973        -    3,638      4,611 Suez SA (Utilities)                                            537,754      681,579
     -        -      700        -        700 Technip SA (Industrial & Commercial)                                 -      108,999
     -    1,073        -        -      1,073 Thales SA (Industrial & Commercial)                                  -       44,697
 2,970    6,914        -   15,062     24,946 Total Fina Elf (SA Energy)                                   2,245,111    3,718,400
     -        -      225        -        225 UBI Soft Entertainment (Information Technology)                      -        9,143
     -      345        -        -        345 Unibail SA                                                           -       54,792
     -    2,207        -   21,540     23,747 Usinor SA (Materials)                                          281,510      310,354
     -      616        -        -        616 Valeo SA (Consumer Discretionary)                                    -       28,420

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
        North             Style                                                                                             North
        American Inter-   Select                                                                                            American
        Inter-   national Inter-                                                                              Matur-        Inter-
Global  national Small    national  Pro Forma                                                                 ity    Global national
Equity  Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------- -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ -------
      -        -    3,925        -      3,925 Vallourec (Industrial & Commercial)
      -        -      750        -        750 Valtech (Industrial & Commercial)
      -        -        -    4,001      4,001 Vinci SA (Industrial & Commercial)
  3,000        -        -        -      3,000 Vivendi Environment (Industrial Commercial)
      -    3,653        -   18,140     21,793 Vivendi Universal (Multi-industry)
      -        -    2,450        -      2,450 Wavecom SA (information Technology)
      -        -      150        -        150 Zodiac SA (Information & Entertainment)
                                              Germany                                                                   0.9%    7.6%
      -      200        -        -        200 Adidas-Salomon AG (Consumer Discretionary)
      -    1,250        -    1,714      2,964 Allianz AG (Finance)
      -             2,025        -      2,025 Articon-Integralis AG (Information Technology)
      -    3,400        -        -      3,400 BASF AG (Materials)
      -    4,000        -   12,163     16,163 Bayer AG (Healthcare)
      -    1,700        -    4,416      6,116 Bayerische Hypo-und Vereinsbank AG (Finance)
      -        -        -    8,468      8,468 Bayerische Motoren Werke AG (Consumer Discretionary)
      -    1,150        -        -      1,150 Beiersdorf AG (Consumer Discretionary)
      -        -      225        -        225 Beru AG (Consumer Discretionary)
      -      150        -        -        150 Bilfinger & Berger Bau AG (Industrial & Commercial)
      -      100    2,200        -      2,300 Buderus AG (Industrial & Commercial)
      -        -    1,625        -      1,625 Ceyoniq AG (Information Technology)
      -      550        -        -        550 Continental AG (Consumer Discretionary)
      -    4,550        -        -      4,550 DaimlerChrysler AG (Consumer Discretionary)
      -    2,000        -    2,531      4,531 Deutsche Bank AG (Finance)
    350        -        -        -        350 Deutsche Boerse AG (Finance)
      -      800        -        -        800 Deutsche Lufthansa AG (Information & Entertainment)
      -        -        -   12,916     12,916 Deutsche Post AG (Industrial & Commercial)
      -   11,338        -    1,337     12,675 Deutsche Telekom AG (Information Technology)
      -      450        -        -        450 Douglas Holding AG (Consumer Discretionary)
      -    1,600        -   12,143     13,743 Dresdner Bank AG (Finance)
      -      250        -        -        250 EM.TV & Merchandising AG (Information & Entertainment)
      -        -    1,100        -      1,100 Energiekontor AG (Energy)
  1,700        -        -        -      1,700 Epcos AG (Information Technology)
      -      350        -        -        350 FAG Kugelfischer Georg Schaefer AG (Industrial &
                                               Commercial)
      -        -    1,175        -      1,175 FJA AG (Information Technology)
      -      200        -        -        200 Fresenius Medical Care AG (Healthcare)
      -        -        -    2,910      2,910 Gehe AG (Healthcare)
      -      334        -        -        334 Heidelberger Zement AG (Industrial & Commercial)
      -        -    1,950        -      1,950 IM Internationalmedia AG (Information & Entertainment)
      -        -        -   11,876     11,876 Infineon Technologies AG (Information Technology)
      -    1,363        -        -      1,363 IVG Holding AG (Multi-industry)
      -      300        -        -        300 Kamps AG (Consumer Staples)
      -      500        -        -        500 KarstadtQuelle AG (Consumer Discretionary)
      -        -    1,325        -      1,325 Kontron Embedded Computers+ (Information Technology)
      -        -    2,450        -      2,450 Lambda Physik AG+ (Information Technology)
      -      850        -        -        850 Linde AG (Industrial & Commercial)
      -      700        -        -        700 MAN AG (Industrial & Commercial)
      -      627        -        -        627 Merck Kgaa (Healthcare)
      -    1,850        -        -      1,850 Metro AG (Consumer Discretionary)
      -      850        -    2,185      3,035 Muenchener Ruckversicherungs-Gesellschaft AG (Finance)
      -        -    1,000        -      1,000 P&T Technology AG (Industrial & Commercial)
      -    1,050        -        -      1,050 Preussag AG (Multi-industry)
      -        -        -      920        920 Rhoen-Klinikum AG (Healthcare)
      -    4,550        -        -      4,550 RWE AG (Utilities)
      -    1,100        -    1,510      2,610 SAP AG (Information Technology)
      -      800        -        -        800 Schering AG (Healthcare)
      -       50        -        -         50 SGL Carbon (Materials)
      -        -        -      913        913 Siemens AG (Multi-industry)
      -    6,615        -        -      6,615 Siemens AG (Multi-industry)
      -        -    5,400        -      5,400 Suess Microtec AG+ (Information technology)
      -        -    5,500        -      5,500 Techem AG+ (Information technology)
      -    3,000        -        -      3,000 ThyssenKrupp AG (Industrial & Commercial)
              Principal/Shares
---------------------------------------------
        North             Style                                                                                  Style
        American Inter-   Select                                                                       Inter-    Select
        Inter-   national Inter-                                                                       national  Inter-
Global  national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------- -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
      -        -    3,925        -      3,925 Vallourec (Industrial & Commercial)
      -        -      750        -        750 Valtech (Industrial & Commercial)
      -        -        -    4,001      4,001 Vinci SA (Industrial & Commercial)
  3,000        -        -        -      3,000 Vivendi Environment (Industrial Commercial)
      -    3,653        -   18,140     21,793 Vivendi Universal (Multi-industry)
      -        -    2,450        -      2,450 Wavecom SA (information Technology)
      -        -      150        -        150 Zodiac SA (Information & Entertainment)
                                              Germany                                                       4.9%      5.5%      5.4%
      -      200        -        -        200 Adidas-Salomon AG (Consumer Discretionary)
      -    1,250        -    1,714      2,964 Allianz AG (Finance)
      -             2,025        -      2,025 Articon-Integralis AG (Information Technology)
      -    3,400        -        -      3,400 BASF AG (Materials)
      -    4,000        -   12,163     16,163 Bayer AG (Healthcare)
      -    1,700        -    4,416      6,116 Bayerische Hypo-und Vereinsbank AG (Finance)
      -        -        -    8,468      8,468 Bayerische Motoren Werke AG (Consumer Discretionary)
      -    1,150        -        -      1,150 Beiersdorf AG (Consumer Discretionary)
      -        -      225        -        225 Beru AG (Consumer Discretionary)
      -      150        -        -        150 Bilfinger & Berger Bau AG (Industrial & Commercial)
      -      100    2,200        -      2,300 Buderus AG (Industrial & Commercial)
      -        -    1,625        -      1,625 Ceyoniq AG (Information Technology)
      -      550        -        -        550 Continental AG (Consumer Discretionary)
      -    4,550        -        -      4,550 DaimlerChrysler AG (Consumer Discretionary)
      -    2,000        -    2,531      4,531 Deutsche Bank AG (Finance)
    350        -        -        -        350 Deutsche Boerse AG (Finance)
      -      800        -        -        800 Deutsche Lufthansa AG (Information & Entertainment)
      -        -        -   12,916     12,916 Deutsche Post AG (Industrial & Commercial)
      -   11,338        -    1,337     12,675 Deutsche Telekom AG (Information Technology)
      -      450        -        -        450 Douglas Holding AG (Consumer Discretionary)
      -    1,600        -   12,143     13,743 Dresdner Bank AG (Finance)
      -      250        -        -        250 EM.TV & Merchandising AG (Information & Entertainment)
      -        -    1,100        -      1,100 Energiekontor AG (Energy)
  1,700        -        -        -      1,700 Epcos AG (Information Technology)
      -      350        -        -        350 FAG Kugelfischer Georg Schaefer AG (Industrial &
                                               Commercial)
      -        -    1,175        -      1,175 FJA AG (Information Technology)
      -      200        -        -        200 Fresenius Medical Care AG (Healthcare)
      -        -        -    2,910      2,910 Gehe AG (Healthcare)
      -      334        -        -        334 Heidelberger Zement AG (Industrial & Commercial)
      -        -    1,950        -      1,950 IM Internationalmedia AG (Information & Entertainment)
      -        -        -   11,876     11,876 Infineon Technologies AG (Information Technology)
      -    1,363        -        -      1,363 IVG Holding AG (Multi-industry)
      -      300        -        -        300 Kamps AG (Consumer Staples)
      -      500        -        -        500 KarstadtQuelle AG (Consumer Discretionary)
      -        -    1,325        -      1,325 Kontron Embedded Computers+ (Information Technology)
      -        -    2,450        -      2,450 Lambda Physik AG+ (Information Technology)
      -      850        -        -        850 Linde AG (Industrial & Commercial)
      -      700        -        -        700 MAN AG (Industrial & Commercial)
      -      627        -        -        627 Merck Kgaa (Healthcare)
      -    1,850        -        -      1,850 Metro AG (Consumer Discretionary)
      -      850        -    2,185      3,035 Muenchener Ruckversicherungs-Gesellschaft AG (Finance)
      -        -    1,000        -      1,000 P&T Technology AG (Industrial & Commercial)
      -    1,050        -        -      1,050 Preussag AG (Multi-industry)
      -        -        -      920        920 Rhoen-Klinikum AG (Healthcare)
      -    4,550        -        -      4,550 RWE AG (Utilities)
      -    1,100        -    1,510      2,610 SAP AG (Information Technology)
      -      800        -        -        800 Schering AG (Healthcare)
      -       50        -        -         50 SGL Carbon (Materials)
      -        -        -      913        913 Siemens AG (Multi-industry)
      -    6,615        -        -      6,615 Siemens AG (Multi-industry)
      -        -    5,400        -      5,400 Suess Microtec AG+ (Information technology)
      -        -    5,500        -      5,500 Techem AG+ (Information technology)
      -    3,000        -        -      3,000 ThyssenKrupp AG (Industrial & Commercial)
              Principal/Shares                                                                                  Market Value
---------------------------------------------                                                          --------------------------
        North             Style                                                                                North
        American Inter-   Select                                                                               American  Inter-
        Inter-   national Inter-                                                                               Inter-    national
Global  national Small    national  Pro Forma                                                          Global  national  Small
Equity  Equity   Cap      Equity    Combined                         Description                       Equity  Equity    Cap
------- -------- -------- --------  --------- -------------------------------------------------------- ------- --------- --------
      -        -    3,925        -      3,925 Vallourec (Industrial & Commercial)                            -         -  236,806
      -        -      750        -        750 Valtech (Industrial & Commercial)                              -         -    5,437
      -        -        -    4,001      4,001 Vinci SA (Industrial & Commercial)                             -         -        -
  3,000        -        -        -      3,000 Vivendi Environment (Industrial Commercial)              131,384         -        -
      -    3,653        -   18,140     21,793 Vivendi Universal (Multi-industry)                             -   252,970        -
      -        -    2,450        -      2,450 Wavecom SA (information Technology)                            -         -   74,560
      -        -      150        -        150 Zodiac SA (Information & Entertainment)                        -         -   35,667
                                              Germany
      -      200        -        -        200 Adidas-Salomon AG (Consumer Discretionary)                     -    12,136        -
      -    1,250        -    1,714      2,964 Allianz AG (Finance)                                           -   359,891        -
      -             2,025        -      2,025 Articon-Integralis AG (Information Technology)                 -         -   76,898
      -    3,400        -        -      3,400 BASF AG (Materials)                                            -   146,247        -
      -    4,000        -   12,163     16,163 Bayer AG (Healthcare)                                          -   168,578        -
      -    1,700        -    4,416      6,116 Bayerische Hypo-und Vereinsbank AG (Finance)                   -    94,843        -
      -        -        -    8,468      8,468 Bayerische Motoren Werke AG (Consumer Discretionary)           -         -        -
      -    1,150        -        -      1,150 Beiersdorf AG (Consumer Discretionary)                         -   117,747        -
      -        -      225        -        225 Beru AG (Consumer Discretionary)                               -         -    8,325
      -      150        -        -        150 Bilfinger & Berger Bau AG (Industrial & Commercial)            -     2,409        -
      -      100    2,200        -      2,300 Buderus AG (Industrial & Commercial)                           -     2,338   51,434
      -        -    1,625        -      1,625 Ceyoniq AG (Information Technology)                            -         -   13,553
      -      550        -        -        550 Continental AG (Consumer Discretionary)                        -     7,905        -
      -    4,550        -        -      4,550 DaimlerChrysler AG (Consumer Discretionary)                    -   227,848        -
      -    2,000        -    2,531      4,531 Deutsche Bank AG (Finance)                                     -   163,254        -
    350        -        -        -        350 Deutsche Boerse AG (Finance)                             112,104         -        -
      -      800        -        -        800 Deutsche Lufthansa AG (Information & Entertainment)            -    15,332        -
      -        -        -   12,916     12,916 Deutsche Post AG (Industrial & Commercial)                     -         -        -
      -   11,338        -    1,337     12,675 Deutsche Telekom AG (Information Technology)                   -   293,742        -
      -      450        -        -        450 Douglas Holding AG (Consumer Discretionary)                    -    14,653        -
      -    1,600        -   12,143     13,743 Dresdner Bank AG (Finance)                                     -    72,854        -
      -      250        -        -        250 EM.TV & Merchandising AG (Information & Entertainment)         -     1,238        -
      -        -    1,100        -      1,100 Energiekontor AG (Energy)                                      -         -   75,638
  1,700        -        -        -      1,700 Epcos AG (Information Technology)                        109,595         -        -
      -      350        -        -        350 FAG Kugelfischer Georg Schaefer AG (Industrial &
                                               Commercial)                                                   -     2,407        -
      -        -    1,175        -      1,175 FJA AG (Information Technology)                                -         -   71,413
      -      200        -        -        200 Fresenius Medical Care AG (Healthcare)                         -    14,835        -
      -        -        -    2,910      2,910 Gehe AG (Healthcare)                                           -         -        -
      -      334        -        -        334 Heidelberger Zement AG (Industrial & Commercial)               -    17,523        -
      -        -    1,950        -      1,950 IM Internationalmedia AG (Information & Entertainment)         -         -   50,174
      -        -        -   11,876     11,876 Infineon Technologies AG (Information Technology)              -         -
      -    1,363        -        -      1,363 IVG Holding AG (Multi-industry)                                -    17,499
      -      300        -        -        300 Kamps AG (Consumer Staples)                                    -     2,928
      -      500        -        -        500 KarstadtQuelle AG (Consumer Discretionary)                     -    15,509
      -        -    1,325        -      1,325 Kontron Embedded Computers+ (Information Technology)           -         -   76,179
      -        -    2,450        -      2,450 Lambda Physik AG+ (Information Technology)                     -         -  156,511
      -      850        -        -        850 Linde AG (Industrial & Commercial)                             -    38,349        -
      -      700        -        -        700 MAN AG (Industrial & Commercial)                               -    19,228        -
      -      627        -        -        627 Merck Kgaa (Healthcare)                                        -    21,918        -
      -    1,850        -        -      1,850 Metro AG (Consumer Discretionary)                              -    84,697        -
      -      850        -    2,185      3,035 Muenchener Ruckversicherungs-Gesellschaft AG (Finance)         -   242,373        -
      -        -    1,000        -      1,000 P&T Technology AG (Industrial & Commercial)                    -         -   14,551
      -    1,050        -        -      1,050 Preussag AG (Multi-industry)                                   -    35,252        -
      -        -        -      920        920 Rhoen-Klinikum AG (Healthcare)                                 -         -        -
      -    4,550        -        -      4,550 RWE AG (Utilities)                                             -   177,627        -
      -    1,100        -    1,510      2,610 SAP AG (Information Technology)                                -   174,797        -
      -      800        -        -        800 Schering AG (Healthcare)                                       -    39,955        -
      -       50        -        -         50 SGL Carbon (Materials)                                         -     1,763        -
      -        -        -      913        913 Siemens AG (Multi-industry)                                    -         -        -
      -    6,615        -        -      6,615 Siemens AG (Multi-industry)                                    -   487,727        -
      -        -    5,400        -      5,400 Suess Microtec AG+ (Information technology)                    -         -  173,919
      -        -    5,500        -      5,500 Techem AG+ (Information technology)                            -         -  152,984
      -    3,000        -        -      3,000 ThyssenKrupp AG (Industrial & Commercial)                      -    46,660        -
              Principal/Shares
---------------------------------------------
        North             Style                                                                                Market Value
        American Inter-   Select                                                                       --------------------------
        Inter-   national Inter-                                                                       Style Select
Global  national Small    national  Pro Forma                                                          International    Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------- -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
      -        -    3,925        -      3,925 Vallourec (Industrial & Commercial)                                  -      236,806
      -        -      750        -        750 Valtech (Industrial & Commercial)                                    -        5,437
      -        -        -    4,001      4,001 Vinci SA (Industrial & Commercial)                             234,292      234,292
  3,000        -        -        -      3,000 Vivendi Environment (Industrial Commercial)                                 131,384
      -    3,653        -   18,140     21,793 Vivendi Universal (Multi-industry)                           1,256,192    1,509,162
      -        -    2,450        -      2,450 Wavecom SA (information Technology)                                  -       74,560
      -        -      150        -        150 Zodiac SA (Information & Entertainment)                              -       35,667
                                              Germany
      -      200        -        -        200 Adidas-Salomon AG (Consumer Discretionary)                           -       12,136
      -    1,250        -    1,714      2,964 Allianz AG (Finance)                                           493,482      853,373
      -             2,025        -      2,025 Articon-Integralis AG (Information Technology)                       -       76,898
      -    3,400        -        -      3,400 BASF AG (Materials)                                                  -      146,247
      -    4,000        -   12,163     16,163 Bayer AG (Healthcare)                                          512,602      681,180
      -    1,700        -    4,416      6,116 Bayerische Hypo-und Vereinsbank AG (Finance)                   246,370      341,213
      -        -        -    8,468      8,468 Bayerische Motoren Werke AG (Consumer Discretionary)           280,995      280,995
      -    1,150        -        -      1,150 Beiersdorf AG (Consumer Discretionary)                               -      117,747
      -        -      225        -        225 Beru AG (Consumer Discretionary)                                     -        8,325
      -      150        -        -        150 Bilfinger & Berger Bau AG (Industrial & Commercial)                  -        2,409
      -      100    2,200        -      2,300 Buderus AG (Industrial & Commercial)                                 -       53,772
      -        -    1,625        -      1,625 Ceyoniq AG (Information Technology)                                  -       13,553
      -      550        -        -        550 Continental AG (Consumer Discretionary)                              -        7,905
      -    4,550        -        -      4,550 DaimlerChrysler AG (Consumer Discretionary)                          -      227,848
      -    2,000        -    2,531      4,531 Deutsche Bank AG (Finance)                                     206,598      369,852
    350        -        -        -        350 Deutsche Boerse AG (Finance)                                         -      112,104
      -      800        -        -        800 Deutsche Lufthansa AG (Information & Entertainment)                  -       15,332
      -        -        -   12,916     12,916 Deutsche Post AG (Industrial & Commercial)                     220,256      220,256
      -   11,338        -    1,337     12,675 Deutsche Telekom AG (Information Technology)                    34,639      328,381
      -      450        -        -        450 Douglas Holding AG (Consumer Discretionary)                                  14,653
      -    1,600        -   12,143     13,743 Dresdner Bank AG (Finance)                                     552,915      625,769
      -      250        -        -        250 EM.TV & Merchandising AG (Information & Entertainment)               -        1,238
      -        -    1,100        -      1,100 Energiekontor AG (Energy)                                            -       75,638
  1,700        -        -        -      1,700 Epcos AG (Information Technology)                                    -      109,595
      -      350        -        -        350 FAG Kugelfischer Georg Schaefer AG (Industrial &
                                               Commercial)                                                         -        2,407
      -        -    1,175        -      1,175 FJA AG (Information Technology)                                      -       71,413
      -      200        -        -        200 Fresenius Medical Care AG (Healthcare)                               -       14,835
      -        -        -    2,910      2,910 Gehe AG (Healthcare)                                           116,185      116,185
      -      334        -        -        334 Heidelberger Zement AG (Industrial & Commercial)                     -       17,523
      -        -    1,950        -      1,950 IM Internationalmedia AG (Information & Entertainment)               -       50,174
      -        -        -   11,876     11,876 Infineon Technologies AG (Information Technology)              516,312      516,312
      -    1,363        -        -      1,363 IVG Holding AG (Multi-industry)                                      -       17,499
      -      300        -        -        300 Kamps AG (Consumer Staples)                                          -        2,928
      -      500        -        -        500 KarstadtQuelle AG (Consumer Discretionary)                           -       15,509
      -        -    1,325        -      1,325 Kontron Embedded Computers+ (Information Technology)                 -       76,179
      -        -    2,450        -      2,450 Lambda Physik AG+ (Information Technology)                           -      156,511
      -      850        -        -        850 Linde AG (Industrial & Commercial)                                   -       38,349
      -      700        -        -        700 MAN AG (Industrial & Commercial)                                     -       19,228
      -      627        -        -        627 Merck Kgaa (Healthcare)                                              -       21,918
      -    1,850        -        -      1,850 Metro AG (Consumer Discretionary)                                    -       84,697
      -      850        -    2,185      3,035 Muenchener Ruckversicherungs-Gesellschaft AG (Finance)         623,041      865,414
      -        -    1,000        -      1,000 P&T Technology AG (Industrial & Commercial)                          -       14,551
      -    1,050        -        -      1,050 Preussag AG (Multi-industry)                                         -       35,252
      -        -        -      920        920 Rhoen-Klinikum AG (Healthcare)                                  55,098       55,098
      -    4,550        -        -      4,550 RWE AG (Utilities)                                                   -      177,627
      -    1,100        -    1,510      2,610 SAP AG (Information Technology)                                239,949      414,746
      -      800        -        -        800 Schering AG (Healthcare)                                             -       39,955
      -       50        -        -         50 SGL Carbon (Materials)                                               -        1,763
      -        -        -      913        913 Siemens AG (Multi-industry)                                     67,235       67,235
      -    6,615        -        -      6,615 Siemens AG (Multi-industry)                                          -      487,727
      -        -    5,400        -      5,400 Suess Microtec AG+ (Information technology)                          -      173,919
      -        -    5,500        -      5,500 Techem AG+ (Information technology)                                  -      152,984
      -    3,000        -        -      3,000 ThyssenKrupp AG (Industrial & Commercial)                            -       46,660

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
        North             Style                                                                                             North
        American Inter-   Select                                                                                            American
        Inter-   national Inter-                                                                              Matur-        Inter-
Global  national Small    national  Pro Forma                                                                 ity    Global national
Equity  Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------- -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ -------
      -    6,620        -   19,118     25,738 Veba  AG (Utilities)
      -    1,550        -        -      1,550 Volkswagen AG (Consumer Discretionary)
      -        -    1,200        -      1,200 Vossloh AG (Information Technology)
      -      250        -        -        250 WCM Beteiligugs & Grudbesitz (Real Estate)
                                              Greece                                                                    0.0%    0.0%
      -        -    1,775        -      1,775 Attica Enterprise Holding SA (Industrial & Commercial)
      -        -    4,325        -      4,325 Folli-Follie SA (Consumer Discretionary)
      -        -    4,075        -      4,075 Hyatt Regency SA (Information & Entertainment)
      -        -   14,300        -     14,300 JUMBO SA (Consumer Discretionary)
      -        -    6,740        -      6,740 Lambrakis Press SA (Information & Entertainment)
      -        -    3,550        -      3,550 Sarantis SA (Consumer Discretionary)
                                              Hong Kong                                                                 2.0%    1.8%
 40,000        -        -   73,000    113,000 China Mobile Ltd.+ (Information Technology)
100,000        -        -  194,000    294,000 CNOOC Ltd. (Energy)
116,500        -        -   45,000    161,500 MTR Corp+* (Industrial & Commercial)
      -   12,208        -        -     12,208 Bank East of Asia (Finance)
      -   17,000        -        -     17,000 Cathay Pacific Airways Ltd.
      -   12,000        -        -     12,000 CLP Holdings Ltd (Energy)
      -    1,012        -        -      1,012 Esprit Holdings Ltd (Consumer Discretionary)
      -    4,000        -        -      4,000 Hang Lung Development Co. (Real Estate)
      -    7,200        -        -      7,200 Hang Seng Bank Ltd. (Finance)
      -    6,000        -   10,000     16,000 Henderson Land Development Co. Ltd. (Real Estate)
      -   27,170        -        -     27,170 Hong Kong & China Gas (Energy)
      -      500        -        -        500 Hong Kong & Shanghai Hotel (Information & Entertainment)
      -    1,000        -        -      1,000 Hong Kong Exchanges and Clearing Ltd. (Finance)
      -   19,100        -   35,300     54,400 Hutchison Whampoa Ltd. (Multi-industry)
      -    3,021        -        -      3,021 Hysan Development Co. (Real Estate)
      -   18,000        -        -     18,000 Johnson Electric Holdings Ltd. (Information technology)
      -   56,000        -        -     56,000 Li & Fung Ltd. (Consumer Discretionary)
      -   13,203        -        -     13,203 New World Development Co. (Industrial & Commercial)
      -   65,815        -        -     65,815 Pacific Century CyberWorks Ltd. (Information Technology)
      -   12,000        -        -     12,000 Shangri-La Asia Ltd. (Information & Entertainment)
      -   15,329        -        -     15,329 Sino Land Co. (Real Estate)
      -    4,000        -        -      4,000 South China Morning Post (Information & Entertainment)
      -   11,000        -   23,000     34,000 Sun Hung Kai Properties Ltd. (Real Estate)
      -    7,000        -        -      7,000 Swire Pacific Ltd. (Multi-industry)
      -   11,000        -        -     11,000 Wharf Holdings Ltd. (Multi-industry)
      -        -   34,000        -     34,000 Convenience Retail Asia Ltd. (Consumer Discretionary)
      -        -   52,000        -     52,000 Henderson Land Development Co. Ltd. (Real Estate)
      -        -  114,000        -    114,000 Tingyi (Caymen Islands) Holding Corp. (Consumer Staples)
      -        -  148,000        -    148,000 Cosco Pacific Ltd. (Industrial & Commercial)
      -        -  208,000        -    208,000 China Everbright Ltd. (Finance)
      -        -  242,000        -    242,000 Greencool Technology Holdings Ltd. (Industrial &
                                               Commercial)
      -        -  340,000        -    340,000 Texwinca Holdings Ltd. (Consumer Discretionary)
      -        -  420,000        -    420,000 China Insurance International Holdings Co. Ltd. (Finance)
      -        -  446,000        -    446,000 China Resources Beijing Land (Real Estate)
      -        -  532,000        -    532,000 Brilliance China Automotive (Industrial & Commercial)
      -        -  704,000        -    704,000 Denway Motors Ltd. (Consumer discretionary)
                        -   23,000     23,000 Cheung Kong (Holdings) Ltd. (Real Estate)
                        -  431,000    431,000 Legend Holdings Ltd. (Information Technology)
                        -   91,000     91,000 Peregrine Investments Holdings Ltd.+(1) (Finance)
                                              India                                                                     0.5%    0.0%
      -        -        -    8,008      8,008 ICICI Ltd. ADR (Finance)
  1,500        -        -        -      1,500 Infosys Technologies Ltd. (Information Technology)
      -        -        -    1,600      1,600 Reliance Industries Ltd. GDR* (Materials)
                                              Ireland                                                                   0.0%    0.1%
      -        -        -   11,629     11,629 Bank of Ireland (Finance)
      -        -        -   59,198     59,198 Bank of Ireland (Finance)
      -      435        -   53,541     53,976 CRH PLC (Materials)
      -        -   14,000        -     14,000 Datalex PLC (Information Technology)
      -        -        -   22,047     22,047 Elan Corp. PLC ADR+ (healthcare)
              Principal/Shares
---------------------------------------------
        North             Style                                                                                  Style
        American Inter-   Select                                                                       Inter-    Select
        Inter-   national Inter-                                                                       national  Inter-
Global  national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------- -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
      -    6,620        -   19,118     25,738 Veba  AG (Utilities)
      -    1,550        -        -      1,550 Volkswagen AG (Consumer Discretionary)
      -        -    1,200        -      1,200 Vossloh AG (Information Technology)
      -      250        -        -        250 WCM Beteiligugs & Grudbesitz (Real Estate)
                                              Greece                                                        1.3%      0.0%      0.1%
      -        -    1,775        -      1,775 Attica Enterprise Holding SA (Industrial & Commercial)
      -        -    4,325        -      4,325 Folli-Follie SA (Consumer Discretionary)
      -        -    4,075        -      4,075 Hyatt Regency SA (Information & Entertainment)
      -        -   14,300        -     14,300 JUMBO SA (Consumer Discretionary)
      -        -    6,740        -      6,740 Lambrakis Press SA (Information & Entertainment)
      -        -    3,550        -      3,550 Sarantis SA (Consumer Discretionary)
                                              Hong Kong                                                     6.0%      2.0%      2.4%
 40,000        -        -   73,000    113,000 China Mobile Ltd.+ (Information Technology)
100,000        -        -  194,000    294,000 CNOOC Ltd. (Energy)
116,500        -        -   45,000    161,500 MTR Corp+* (Industrial & Commercial)
      -   12,208        -        -     12,208 Bank East of Asia (Finance)
      -   17,000        -        -     17,000 Cathay Pacific Airways Ltd.
      -   12,000        -        -     12,000 CLP Holdings Ltd (Energy)
      -    1,012        -        -      1,012 Esprit Holdings Ltd (Consumer Discretionary)
      -    4,000        -        -      4,000 Hang Lung Development Co. (Real Estate)
      -    7,200        -        -      7,200 Hang Seng Bank Ltd. (Finance)
      -    6,000        -   10,000     16,000 Henderson Land Development Co. Ltd. (Real Estate)
      -   27,170        -        -     27,170 Hong Kong & China Gas (Energy)
      -      500        -        -        500 Hong Kong & Shanghai Hotel (Information & Entertainment)
      -    1,000        -        -      1,000 Hong Kong Exchanges and Clearing Ltd. (Finance)
      -   19,100        -   35,300     54,400 Hutchison Whampoa Ltd. (Multi-industry)
      -    3,021        -        -      3,021 Hysan Development Co. (Real Estate)
      -   18,000        -        -     18,000 Johnson Electric Holdings Ltd. (Information technology)
      -   56,000        -        -     56,000 Li & Fung Ltd. (Consumer Discretionary)
      -   13,203        -        -     13,203 New World Development Co. (Industrial & Commercial)
      -   65,815        -        -     65,815 Pacific Century CyberWorks Ltd. (Information Technology)
      -   12,000        -        -     12,000 Shangri-La Asia Ltd. (Information & Entertainment)
      -   15,329        -        -     15,329 Sino Land Co. (Real Estate)
      -    4,000        -        -      4,000 South China Morning Post (Information & Entertainment)
      -   11,000        -   23,000     34,000 Sun Hung Kai Properties Ltd. (Real Estate)
      -    7,000        -        -      7,000 Swire Pacific Ltd. (Multi-industry)
      -   11,000        -        -     11,000 Wharf Holdings Ltd. (Multi-industry)
      -        -   34,000        -     34,000 Convenience Retail Asia Ltd. (Consumer Discretionary)
      -        -   52,000        -     52,000 Henderson Land Development Co. Ltd. (Real Estate)
      -        -  114,000        -    114,000 Tingyi (Caymen Islands) Holding Corp. (Consumer Staples)
      -        -  148,000        -    148,000 Cosco Pacific Ltd. (Industrial & Commercial)
      -        -  208,000        -    208,000 China Everbright Ltd. (Finance)
      -        -  242,000        -    242,000 Greencool Technology Holdings Ltd. (Industrial &
                                               Commercial)
      -        -  340,000        -    340,000 Texwinca Holdings Ltd. (Consumer Discretionary)
      -        -  420,000        -    420,000 China Insurance International Holdings Co. Ltd. (Finance)
      -        -  446,000        -    446,000 China Resources Beijing Land (Real Estate)
      -        -  532,000        -    532,000 Brilliance China Automotive (Industrial & Commercial)
      -        -  704,000        -    704,000 Denway Motors Ltd. (Consumer discretionary)
                        -   23,000     23,000 Cheung Kong (Holdings) Ltd. (Real Estate)
                        -  431,000    431,000 Legend Holdings Ltd. (Information Technology)
                        -   91,000     91,000 Peregrine Investments Holdings Ltd.+(1) (Finance)
                                              India                                                         0.0%      0.1%      0.1%
      -        -        -    8,008      8,008 ICICI Ltd. ADR (Finance)
  1,500        -        -        -      1,500 Infosys Technologies Ltd. (Information Technology)
      -        -        -    1,600      1,600 Reliance Industries Ltd. GDR* (Materials)
                                              Ireland                                                       1.0%      3.0%      1.7%
      -        -        -   11,629     11,629 Bank of Ireland (Finance)
      -        -        -   59,198     59,198 Bank of Ireland (Finance)
      -      435        -   53,541     53,976 CRH PLC (Materials)
      -        -   14,000        -     14,000 Datalex PLC (Information Technology)
      -        -        -   22,047     22,047 Elan Corp. PLC ADR+ (healthcare)
              Principal/Shares                                                                                  Market Value
---------------------------------------------                                                          --------------------------
        North             Style                                                                                North
        American Inter-   Select                                                                               American  Inter-
        Inter-   national Inter-                                                                               Inter-    national
Global  national Small    national  Pro Forma                                                          Global  national  Small
Equity  Equity   Cap      Equity    Combined                         Description                       Equity  Equity    Cap
------- -------- -------- --------  --------- -------------------------------------------------------- ------- --------- --------
      -    6,620        -   19,118     25,738 Veba  AG (Utilities)                                           -   333,327        -
      -    1,550        -        -      1,550 Volkswagen AG (Consumer Discretionary)                         -    77,013        -
      -        -    1,200        -      1,200 Vossloh AG (Information Technology)                            -             25,340
      -      250        -        -        250 WCM Beteiligugs & Grudbesitz (Real Estate)                     -     4,192        -
                                              Greece
      -        -    1,775        -      1,775 Attica Enterprise Holding SA (Industrial & Commercial)         -         -   13,575
      -        -    4,325        -      4,325 Folli-Follie SA (Consumer Discretionary)                       -         -   85,189
      -        -    4,075        -      4,075 Hyatt Regency SA (Information & Entertainment)                 -         -   22,923
      -        -   14,300        -     14,300 JUMBO SA (Consumer Discretionary)                              -         -   45,929
      -        -    6,740        -      6,740 Lambrakis Press SA (Information & Entertainment)               -         -   84,797
      -        -    3,550        -      3,550 Sarantis SA (Consumer Discretionary)                           -         -   13,922
                                              Hong Kong
 40,000        -        -   73,000    113,000 China Mobile Ltd.+ (Information Technology)              196,948         -        -
100,000        -        -  194,000    294,000 CNOOC Ltd. (Energy)                                       96,166         -        -
116,500        -        -   45,000    161,500 MTR Corp+* (Industrial & Commercial)                     200,914         -        -
      -   12,208        -        -     12,208 Bank East of Asia (Finance)                                    -    27,785        -
      -   17,000        -        -     17,000 Cathay Pacific Airways Ltd.                                    -    25,721        -
      -   12,000        -        -     12,000 CLP Holdings Ltd (Energy)                                      -    50,468        -
      -    1,012        -        -      1,012 Esprit Holdings Ltd (Consumer Discretionary)                   -     1,148        -
      -    4,000        -        -      4,000 Hang Lung Development Co. (Real Estate)                        -     3,462        -
      -    7,200        -        -      7,200 Hang Seng Bank Ltd. (Finance)                                  -    84,934        -
      -    6,000        -   10,000     16,000 Henderson Land Development Co. Ltd. (Real Estate)              -    27,542        -
      -   27,170        -        -     27,170 Hong Kong & China Gas (Energy)                                 -    32,573        -
      -      500        -        -        500 Hong Kong & Shanghai Hotel (Information & Entertainment)       -       276        -
      -    1,000        -        -      1,000 Hong Kong Exchanges and Clearing Ltd. (Finance)                -       458        -
      -   19,100        -   35,300     54,400 Hutchison Whampoa Ltd. (Multi-industry)                        -   205,106        -
      -    3,021        -        -      3,021 Hysan Development Co. (Real Estate)                            -     4,145        -
      -   18,000        -        -     18,000 Johnson Electric Holdings Ltd. (Information technology)        -    33,812        -
      -   56,000        -        -     56,000 Li & Fung Ltd. (Consumer Discretionary)                        -   105,911        -
      -   13,203        -        -     13,203 New World Development Co. (Industrial & Commercial)            -    16,337        -
      -   65,815        -        -     65,815 Pacific Century CyberWorks Ltd. (Information Technology)       -    22,574        -
      -   12,000        -        -     12,000 Shangri-La Asia Ltd. (Information & Entertainment)             -    11,771        -
      -   15,329        -        -     15,329 Sino Land Co. (Real Estate)                                    -     6,879        -
      -    4,000        -        -      4,000 South China Morning Post (Information & Entertainment)         -     2,552        -
      -   11,000        -   23,000     34,000 Sun Hung Kai Properties Ltd. (Real Estate)                     -   102,962        -
      -    7,000        -        -      7,000 Swire Pacific Ltd. (Multi-industry)                            -    38,595        -
      -   11,000        -        -     11,000 Wharf Holdings Ltd. (Multi-industry)                           -    25,952        -
      -        -   34,000        -     34,000 Convenience Retail Asia Ltd. (Consumer Discretionary)          -         -    7,062
      -        -   52,000        -     52,000 Henderson Land Development Co. Ltd. (Real Estate)              -         -   93,345
      -        -  114,000        -    114,000 Tingyi (Caymen Islands) Holding Corp. (Consumer Staples)       -         -   18,272
      -        -  148,000        -    148,000 Cosco Pacific Ltd. (Industrial & Commercial)                   -         -   91,563
      -        -  208,000        -    208,000 China Everbright Ltd. (Finance)                                -         -  201,359
      -        -  242,000        -    242,000 Greencool Technology Holdings Ltd. (Industrial &
                                               Commercial)                                                   -         -   72,920
      -        -  340,000        -    340,000 Texwinca Holdings Ltd. (Consumer Discretionary)                -         -  106,809
      -        -  420,000        -    420,000 China Insurance International Holdings Co. Ltd. (Finance)      -         -   97,474
      -        -  446,000        -    446,000 China Resources Beijing Land (Real Estate)                     -         -  113,802
      -        -  532,000        -    532,000 Brilliance China Automotive (Industrial & Commercial)          -         -  143,249
      -        -  704,000        -    704,000 Denway Motors Ltd. (Consumer discretionary)                    -         -  209,872
                        -   23,000     23,000 Cheung Kong (Holdings) Ltd. (Real Estate)                      -         -        -
                        -  431,000    431,000 Legend Holdings Ltd. (Information Technology)                  -         -        -
                        -   91,000     91,000 Peregrine Investments Holdings Ltd.+(1) (Finance)              -         -        -
                                              India
      -        -        -    8,008      8,008 ICICI Ltd. ADR (Finance)                                       -         -        -
  1,500        -        -        -      1,500 Infosys Technologies Ltd. (Information Technology)       110,250         -        -
      -        -        -    1,600      1,600 Reliance Industries Ltd. GDR* (Materials)                      -         -        -
                                              Ireland
      -        -        -   11,629     11,629 Bank of Ireland (Finance)                                      -         -        -
      -        -        -   59,198     59,198 Bank of Ireland (Finance)                                      -         -        -
      -      435        -   53,541     53,976 CRH PLC (Materials)                                            -     7,325        -
      -        -   14,000        -     14,000 Datalex PLC (Information Technology)                           -         -   60,200
      -        -        -   22,047     22,047 Elan Corp. PLC ADR+ (healthcare)                               -         -        -
              Principal/Shares
---------------------------------------------
        North             Style                                                                                Market Value
        American Inter-   Select                                                                       --------------------------
        Inter-   national Inter-                                                                       Style Select
Global  national Small    national  Pro Forma                                                          International    Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------- -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
      -    6,620        -   19,118     25,738 Veba  AG (Utilities)                                           962,619    1,295,946
      -    1,550        -        -      1,550 Volkswagen AG (Consumer Discretionary)                               -       77,013
      -        -    1,200        -      1,200 Vossloh AG (Information Technology)                                  -       25,340
      -      250        -        -        250 WCM Beteiligugs & Grudbesitz (Real Estate)                           -        4,192
                                              Greece
      -        -    1,775        -      1,775 Attica Enterprise Holding SA (Industrial & Commercial)               -       13,575
      -        -    4,325        -      4,325 Folli-Follie SA (Consumer Discretionary)                             -       85,189
      -        -    4,075        -      4,075 Hyatt Regency SA (Information & Entertainment)                       -       22,923
      -        -   14,300        -     14,300 JUMBO SA (Consumer Discretionary)                                    -       45,929
      -        -    6,740        -      6,740 Lambrakis Press SA (Information & Entertainment)                     -       84,797
      -        -    3,550        -      3,550 Sarantis SA (Consumer Discretionary)                                 -       13,922
                                              Hong Kong
 40,000        -        -   73,000    113,000 China Mobile Ltd.+ (Information Technology)                    359,431      556,379
100,000        -        -  194,000    294,000 CNOOC Ltd. (Energy)                                            186,562      282,728
116,500        -        -   45,000    161,500 MTR Corp+* (Industrial & Commercial)                            77,606      278,520
      -   12,208        -        -     12,208 Bank East of Asia (Finance)                                          -       27,785
      -   17,000        -        -     17,000 Cathay Pacific Airways Ltd.                                          -       25,721
      -   12,000        -        -     12,000 CLP Holdings Ltd (Energy)                                            -       50,468
      -    1,012        -        -      1,012 Esprit Holdings Ltd (Consumer Discretionary)                         -        1,148
      -    4,000        -        -      4,000 Hang Lung Development Co. (Real Estate)                              -        3,462
      -    7,200        -        -      7,200 Hang Seng Bank Ltd. (Finance)                                        -       84,934
      -    6,000        -   10,000     16,000 Henderson Land Development Co. Ltd. (Real Estate)               45,903       73,445
      -   27,170        -        -     27,170 Hong Kong & China Gas (Energy)                                       -       32,573
      -      500        -        -        500 Hong Kong & Shanghai Hotel (Information & Entertainment)             -          276
      -    1,000        -        -      1,000 Hong Kong Exchanges and Clearing Ltd. (Finance)                      -          458
      -   19,100        -   35,300     54,400 Hutchison Whampoa Ltd. (Multi-industry)                        379,071      584,177
      -    3,021        -        -      3,021 Hysan Development Co. (Real Estate)                                  -        4,145
      -   18,000        -        -     18,000 Johnson Electric Holdings Ltd. (Information technology)              -       33,812
      -   56,000        -        -     56,000 Li & Fung Ltd. (Consumer Discretionary)                              -      105,911
      -   13,203        -        -     13,203 New World Development Co. (Industrial & Commercial)                  -       16,337
      -   65,815        -        -     65,815 Pacific Century CyberWorks Ltd. (Information Technology)             -       22,574
      -   12,000        -        -     12,000 Shangri-La Asia Ltd. (Information & Entertainment)                   -       11,771
      -   15,329        -        -     15,329 Sino Land Co. (Real Estate)                                          -        6,879
      -    4,000        -        -      4,000 South China Morning Post (Information & Entertainment)               -        2,552
      -   11,000        -   23,000     34,000 Sun Hung Kai Properties Ltd. (Real Estate)                     215,284      318,246
      -    7,000        -        -      7,000 Swire Pacific Ltd. (Multi-industry)                                  -       38,595
      -   11,000        -        -     11,000 Wharf Holdings Ltd. (Multi-industry)                                 -       25,952
      -        -   34,000        -     34,000 Convenience Retail Asia Ltd. (Consumer Discretionary)                -        7,062
      -        -   52,000        -     52,000 Henderson Land Development Co. Ltd. (Real Estate)                    -       93,345
      -        -  114,000        -    114,000 Tingyi (Caymen Islands) Holding Corp. (Consumer Staples)             -       18,272
      -        -  148,000        -    148,000 Cosco Pacific Ltd. (Industrial & Commercial)                         -       91,563
      -        -  208,000        -    208,000 China Everbright Ltd. (Finance)                                      -      201,359
      -        -  242,000        -    242,000 Greencool Technology Holdings Ltd. (Industrial &
                                               Commercial)                                                         -       72,920
      -        -  340,000        -    340,000 Texwinca Holdings Ltd. (Consumer Discretionary)                      -      106,809
      -        -  420,000        -    420,000 China Insurance International Holdings Co. Ltd. (Finance)            -       97,474
      -        -  446,000        -    446,000 China Resources Beijing Land (Real Estate)                           -      113,802
      -        -  532,000        -    532,000 Brilliance China Automotive (Industrial & Commercial)                -      143,249
      -        -  704,000        -    704,000 Denway Motors Ltd. (Consumer discretionary)                          -      209,872
                        -   23,000     23,000 Cheung Kong (Holdings) Ltd. (Real Estate)                      255,834      255,834
                        -  431,000    431,000 Legend Holdings Ltd. (Information Technology)                  342,634      342,634
                        -   91,000     91,000 Peregrine Investments Holdings Ltd.+(1) (Finance)                    -            -
                                              India
      -        -        -    8,008      8,008 ICICI Ltd. ADR (Finance)                                        95,295       95,295
  1,500        -        -        -      1,500 Infosys Technologies Ltd. (Information Technology)                   -      110,250
      -        -        -    1,600      1,600 Reliance Industries Ltd. GDR* (Materials)                       26,000       26,000
                                              Ireland
      -        -        -   11,629     11,629 Bank of Ireland (Finance)                                      112,361      112,361
      -        -        -   59,198     59,198 Bank of Ireland (Finance)                                      567,778      567,778
      -      435        -   53,541     53,976 CRH PLC (Materials)                                            901,631      908,956
      -        -   14,000        -     14,000 Datalex PLC (Information Technology)                                 -       60,200
      -        -        -   22,047     22,047 Elan Corp. PLC ADR+ (healthcare)                             1,105,657    1,105,657


          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
        North             Style                                                                                             North
        American Inter-   Select                                                                                            American
        Inter-   national Inter-                                                                              Matur-        Inter-
Global  national Small    national  Pro Forma                                                                 ity    Global national
Equity  Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------- -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ -------
      -        -    5,100        -      5,100 Grafton Group PLC (Industrial & Commercial)
      -    2,600        -        -      2,600 Green Property PLC (Real Estate)
      -    1,340        -        -      1,340 Jefferson Smurfit Group PLC  (Finance)
      -      154        -        -        154 Kerry Group PLC (Consumer Staples)
      -        -        -    4,517      4,517 SmartForce PLC ADR+ (Information Technology)
                                              Israel                                                                    0.5%    0.0%
      -        -    1,800        -      1,800 Card Guard Scientific Survival Ltd (Information
                                               Technology)
  1,762        -        -    1,106      2,868 Check Point Software Technologies Ltd. (Information
                                               Technology)
                                              Italy                                                                     3.5%    3.3%
 29,725        -        -   20,680     50,405 Alleanza Assicurazioni SpA (Finance)
      -    4,992        -   19,710     24,702 Assicurazioni Generali SpA (Finance)
      -      962        -        -        962 Autogrill SpA
      -   14,596        -  272,144    286,740 Banca Intesa SpA (Finance)
      -      725        -        -        725 Banca Popolare di Milano SCRL (Finance)
      -    8,862        -        -      8,862 Banco di Roma (Finance)
      -    7,898        -        -      7,898 Benetton Group SpA (Consumer Discretionary)
      -        -        -   15,560     15,560 Bipop-Carire SpA (Finance)
      -   44,988        -        -     44,988 ENEL Societa Per Azioni
      -   60,283        -  205,097    265,380 ENI-Ente Nazionale Idrocarburi SpA (Energy)
      -    1,107        -        -      1,107 Fiat SpA (Consumer Discretionary)
      -        -    7,500        -      7,500 Gabetti Holding SPA (Real Estate)
      -    1,043        -        -      1,043 Impregilo SpA (Industrial & Commercial)
      -      327        -        -        327 Italcementi SpA (Industrial & Commercial)
      -    2,021        -        -      2,021 Italgas SpA (Energy)
      -    4,197        -    5,000      9,197 Mediaset SpA (Information & Entertainment)
      -    1,276        -        -      1,276 Mediobanca SpA (Finance)
      -        -        -    9,690      9,690 Mediolanum SpA (Finance)
      -        -        -  126,379    126,379 Olivetti SpA (Utilities)
      -   14,195        -        -     14,195 Parmalat Finanzlaria (Finance)
      -   10,365        -        -     10,365 Pirelli SpA (Consumer Discretionary)
      -    1,004        -        -      1,004 Rinascente per L'Esercizio SPA (Retail)
      -    2,335        -   43,903     46,238 Riunione Adriatica de Sicurta SpA (Finance)
      -        -    7,000        -      7,000 Saeco International Group SpA (Consumer Discretionary)
 46,000        -        -   42,575     88,575 Saipem SpA (Energy)
      -      280        -        -        280 Sai-Soc Assicuratrice Industriale (Finance)
 12,150    4,159        -    2,405     18,714 San Paolo-IMI SpA (Finance)
      -    2,038   58,000        -     60,038 SNIA SpA (Healthcare)
      -        -      675        -        675 Tecnodiffusione Italia Spa (Information Technology)
      -      659        -        -        659 Telecom Italia SpA (Information Technology)
      -   13,659        -   79,969     93,628 Telecom Italia SpA (Information Technology)
      -   34,554        -   51,510     86,064 TIM SpA (Information technology)
      -   14,354        -  199,696    214,050 UniCredito Italiano SpA (Finance)
                                              Japan                                                                     7.8%   18.1%
      -      500        -        -        500 Acom Co. Ltd. (Finance)
      -      400        -        -        400 Advantest Corp. (Information Technology)
 13,000    7,000        -        -     20,000 Ajinomoto Co., Inc. (Consumer Discretionary)
      -      286        -        -        286 Alps Electric Co. Ltd. (Information Technology)
      -        -    5,000        -      5,000 Amano Corp. (Industrial & Commercial)
      -    3,000        -        -      3,000 Asahi Bank Ltd. (Finance)
      -    4,000        -        -      4,000 Asahi Breweries Ltd. (Consumer Staples)
      -   12,000        -        -     12,000 Asahi Glass Co Ltd. (Industrial & Commercial)
      -    5,000        -        -      5,000 Asahi Kasei Corp. (Materials)
      -    1,000        -        -      1,000 The Bank of Yokohama Ltd. (Finance)
      -      800        -        -        800 Benesse Corp. (Industrial & Commercial)
      -    7,000        -        -      7,000 Bridgestone Corp. (Consumer Discretionary)
      -    4,000        -   23,000     27,000 Canon Inc. (Information Technology)
      -        -        -    8,000      8,000 Capcom Co. Ltd. (Information Technology)
      -        -   21,000        -     21,000 Central Glass Co. Ltd. (Industrial & Commercial)
      -        9        -        -          9 Central Japan Railway Co. (Industrial & Commercial)
      -        -   33,000        -     33,000 Chiyoda Corp. (Industrial & Commercial)
      -    2,000        -    9,000     11,000 Chugai Pharmaceutical Co. Ltd. (Healthcare)
              Principal/Shares
---------------------------------------------
        North             Style                                                                                  Style
        American Inter-   Select                                                                       Inter-    Select
        Inter-   national Inter-                                                                       national  Inter-
Global  national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------- -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
      -        -    5,100        -      5,100 Grafton Group PLC (Industrial & Commercial)
      -    2,600        -        -      2,600 Green Property PLC (Real Estate)
      -    1,340        -        -      1,340 Jefferson Smurfit Group PLC  (Finance)
      -      154        -        -        154 Kerry Group PLC (Consumer Staples)
      -        -        -    4,517      4,517 SmartForce PLC ADR+ (Information Technology)
                                              Israel                                                        0.5%      0.1%      0.1%
      -        -    1,800        -      1,800 Card Guard Scientific Survival Ltd (Information
                                               Technology)
  1,762        -        -    1,106      2,868 Check Point Software Technologies Ltd. (Information
                                               Technology)
                                              Italy                                                         1.0%      7.4%      5.2%
 29,725        -        -   20,680     50,405 Alleanza Assicurazioni SpA (Finance)
      -    4,992        -   19,710     24,702 Assicurazioni Generali SpA (Finance)
      -      962        -        -        962 Autogrill SpA
      -   14,596        -  272,144    286,740 Banca Intesa SpA (Finance)
      -      725        -        -        725 Banca Popolare di Milano SCRL (Finance)
      -    8,862        -        -      8,862 Banco di Roma (Finance)
      -    7,898        -        -      7,898 Benetton Group SpA (Consumer Discretionary)
      -        -        -   15,560     15,560 Bipop-Carire SpA (Finance)
      -   44,988        -        -     44,988 ENEL Societa Per Azioni
      -   60,283        -  205,097    265,380 ENI-Ente Nazionale Idrocarburi SpA (Energy)
      -    1,107        -        -      1,107 Fiat SpA (Consumer Discretionary)
      -        -    7,500        -      7,500 Gabetti Holding SPA (Real Estate)
      -    1,043        -        -      1,043 Impregilo SpA (Industrial & Commercial)
      -      327        -        -        327 Italcementi SpA (Industrial & Commercial)
      -    2,021        -        -      2,021 Italgas SpA (Energy)
      -    4,197        -    5,000      9,197 Mediaset SpA (Information & Entertainment)
      -    1,276        -        -      1,276 Mediobanca SpA (Finance)
      -        -        -    9,690      9,690 Mediolanum SpA (Finance)
      -        -        -  126,379    126,379 Olivetti SpA (Utilities)
      -   14,195        -        -     14,195 Parmalat Finanzlaria (Finance)
      -   10,365        -        -     10,365 Pirelli SpA (Consumer Discretionary)
      -    1,004        -        -      1,004 Rinascente per L'Esercizio SPA (Retail)
      -    2,335        -   43,903     46,238 Riunione Adriatica de Sicurta SpA (Finance)
      -        -    7,000        -      7,000 Saeco International Group SpA (Consumer Discretionary)
 46,000        -        -   42,575     88,575 Saipem SpA (Energy)
      -      280        -        -        280 Sai-Soc Assicuratrice Industriale (Finance)
 12,150    4,159        -    2,405     18,714 San Paolo-IMI SpA (Finance)
      -    2,038   58,000        -     60,038 SNIA SpA (Healthcare)
      -        -      675        -        675 Tecnodiffusione Italia Spa (Information Technology)
      -      659        -        -        659 Telecom Italia SpA (Information Technology)
      -   13,659        -   79,969     93,628 Telecom Italia SpA (Information Technology)
      -   34,554        -   51,510     86,064 TIM SpA (Information technology)
      -   14,354        -  199,696    214,050 UniCredito Italiano SpA (Finance)
                                              Japan                                                        13.6%     15.2%     14.8%
      -      500        -        -        500 Acom Co. Ltd. (Finance)
      -      400        -        -        400 Advantest Corp. (Information Technology)
 13,000    7,000        -        -     20,000 Ajinomoto Co., Inc. (Consumer Discretionary)
      -      286        -        -        286 Alps Electric Co. Ltd. (Information Technology)
      -        -    5,000        -      5,000 Amano Corp. (Industrial & Commercial)
      -    3,000        -        -      3,000 Asahi Bank Ltd. (Finance)
      -    4,000        -        -      4,000 Asahi Breweries Ltd. (Consumer Staples)
      -   12,000        -        -     12,000 Asahi Glass Co Ltd. (Industrial & Commercial)
      -    5,000        -        -      5,000 Asahi Kasei Corp. (Materials)
      -    1,000        -        -      1,000 The Bank of Yokohama Ltd. (Finance)
      -      800        -        -        800 Benesse Corp. (Industrial & Commercial)
      -    7,000        -        -      7,000 Bridgestone Corp. (Consumer Discretionary)
      -    4,000        -   23,000     27,000 Canon Inc. (Information Technology)
      -        -        -    8,000      8,000 Capcom Co. Ltd. (Information Technology)
      -        -   21,000        -     21,000 Central Glass Co. Ltd. (Industrial & Commercial)
      -        9        -        -          9 Central Japan Railway Co. (Industrial & Commercial)
      -        -   33,000        -     33,000 Chiyoda Corp. (Industrial & Commercial)
      -    2,000        -    9,000     11,000 Chugai Pharmaceutical Co. Ltd. (Healthcare)
              Principal/Shares                                                                                  Market Value
---------------------------------------------                                                          --------------------------
        North             Style                                                                                North
        American Inter-   Select                                                                               American  Inter-
        Inter-   national Inter-                                                                               Inter-    national
Global  national Small    national  Pro Forma                                                          Global  national  Small
Equity  Equity   Cap      Equity    Combined                         Description                       Equity  Equity    Cap
------- -------- -------- --------  --------- -------------------------------------------------------- ------- --------- --------
      -        -    5,100        -      5,100 Grafton Group PLC (Industrial & Commercial)                    -         -  144,799
      -    2,600        -        -      2,600 Green Property PLC (Real Estate)                               -    16,840        -
      -    1,340        -        -      1,340 Jefferson Smurfit Group PLC  (Finance)                         -     2,497        -
      -      154        -        -        154 Kerry Group PLC (Consumer Staples)                             -     1,713        -
      -        -        -    4,517      4,517 SmartForce PLC ADR+ (Information Technology)                   -         -        -
                                              Israel
      -        -    1,800        -      1,800 Card Guard Scientific Survival Ltd (Information
                                               Technology)                                                   -         -   94,417
  1,762        -        -    1,106      2,868 Check Point Software Technologies Ltd. (Information
                                               Technology)                                             110,530         -        -
                                              Italy
 29,725        -        -   20,680     50,405 Alleanza Assicurazioni SpA (Finance)                     376,350         -        -
      -    4,992        -   19,710     24,702 Assicurazioni Generali SpA (Finance)                           -   161,221        -
      -      962        -        -        962 Autogrill SpA                                                  -    10,840        -
      -   14,596        -  272,144    286,740 Banca Intesa SpA (Finance)                                     -    54,780        -
      -      725        -        -        725 Banca Popolare di Milano SCRL (Finance)                        -     3,403        -
      -    8,862        -        -      8,862 Banco di Roma (Finance)                                        -     9,553        -
      -    7,898        -        -      7,898 Benetton Group SpA (Consumer Discretionary)                    -    11,843        -
      -        -        -   15,560     15,560 Bipop-Carire SpA (Finance)                                     -         -        -
      -   44,988        -        -     44,988 ENEL Societa Per Azioni                                        -   146,889        -
      -   60,283        -  205,097    265,380 ENI-Ente Nazionale Idrocarburi SpA (Energy)                    -   412,913        -
      -    1,107        -        -      1,107 Fiat SpA (Consumer Discretionary)                              -    25,537        -
      -        -    7,500        -      7,500 Gabetti Holding SPA (Real Estate)                              -         -   25,952
      -    1,043        -        -      1,043 Impregilo SpA (Industrial & Commercial)                        -       500        -
      -      327        -        -        327 Italcementi SpA (Industrial & Commercial)                      -     2,704        -
      -    2,021        -        -      2,021 Italgas SpA (Energy)                                           -    18,756        -
      -    4,197        -    5,000      9,197 Mediaset SpA (Information & Entertainment)                     -    48,931        -
      -    1,276        -        -      1,276 Mediobanca SpA (Finance)                                       -    14,072        -
      -        -        -    9,690      9,690 Mediolanum SpA (Finance)                                       -         -        -
      -        -        -  126,379    126,379 Olivetti SpA (Utilities)                                       -         -        -
      -   14,195        -        -     14,195 Parmalat Finanzlaria (Finance)                                 -    20,151        -
      -   10,365        -        -     10,365 Pirelli SpA (Consumer Discretionary)                           -    33,843        -
      -    1,004        -        -      1,004 Rinascente per L'Esercizio SPA (Retail)                        -     4,285        -
      -    2,335        -   43,903     46,238 Riunione Adriatica de Sicurta SpA (Finance)                    -    30,765        -
      -        -    7,000        -      7,000 Saeco International Group SpA (Consumer Discretionary)         -         -   34,159
 46,000        -        -   42,575     88,575 Saipem SpA (Energy)                                      302,020         -        -
      -      280        -        -        280 Sai-Soc Assicuratrice Industriale (Finance)                    -     4,184        -
 12,150    4,159        -    2,405     18,714 San Paolo-IMI SpA (Finance)                              169,786    58,119        -
      -    2,038   58,000        -     60,038 SNIA SpA (Healthcare)                                          -     4,068  115,786
      -        -      675        -        675 Tecnodiffusione Italia Spa (Information Technology)            -         -   22,968
      -      659        -        -        659 Telecom Italia SpA (Information Technology)                    -     4,110        -
      -   13,659        -   79,969     93,628 Telecom Italia SpA (Information Technology)                    -   151,850        -
      -   34,554        -   51,510     86,064 TIM SpA (Information technology)                               -   237,600        -
      -   14,354        -  199,696    214,050 UniCredito Italiano SpA (Finance)                              -    67,753        -
                                              Japan
      -      500        -        -        500 Acom Co. Ltd. (Finance)                                        -    39,979        -
      -      400        -        -        400 Advantest Corp. (Information Technology)                       -    45,871        -
 13,000    7,000        -        -     20,000 Ajinomoto Co., Inc. (Consumer Discretionary)             132,562    71,379        -
      -      286        -        -        286 Alps Electric Co. Ltd. (Information Technology)                -     3,407        -
      -        -    5,000        -      5,000 Amano Corp. (Industrial & Commercial)                          -         -   40,424
      -    3,000        -        -      3,000 Asahi Bank Ltd. (Finance)                                      -     8,352        -
      -    4,000        -        -      4,000 Asahi Breweries Ltd. (Consumer Staples)                        -    44,802        -
      -   12,000        -        -     12,000 Asahi Glass Co Ltd. (Industrial & Commercial)                  -   102,942        -
      -    5,000        -        -      5,000 Asahi Kasei Corp. (Materials)                                  -    25,735        -
      -    1,000        -        -      1,000 The Bank of Yokohama Ltd. (Finance)                            -     3,763        -
      -      800        -        -        800 Benesse Corp. (Industrial & Commercial)                        -    34,314        -
      -    7,000        -        -      7,000 Bridgestone Corp. (Consumer Discretionary)                     -    80,613        -
      -    4,000        -   23,000     27,000 Canon Inc. (Information Technology)                            -   157,002        -
      -        -        -    8,000      8,000 Capcom Co. Ltd. (Information Technology)                       -         -        -
      -        -   21,000        -     21,000 Central Glass Co. Ltd. (Industrial & Commercial)               -         -  111,658
      -        9        -        -          9 Central Japan Railway Co. (Industrial & Commercial)            -    56,594        -
      -        -   33,000        -     33,000 Chiyoda Corp. (Industrial & Commercial)                        -         -   80,921
      -    2,000        -    9,000     11,000 Chugai Pharmaceutical Co. Ltd. (Healthcare)                    -    29,701        -
              Principal/Shares
---------------------------------------------
        North             Style                                                                                Market Value
        American Inter-   Select                                                                       --------------------------
        Inter-   national Inter-                                                                       Style Select
Global  national Small    national  Pro Forma                                                          International    Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------- -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
      -        -    5,100        -      5,100 Grafton Group PLC (Industrial & Commercial)                          -      144,799
      -    2,600        -        -      2,600 Green Property PLC (Real Estate)                                     -       16,840
      -    1,340        -        -      1,340 Jefferson Smurfit Group PLC  (Finance)                               -        2,497
      -      154        -        -        154 Kerry Group PLC (Consumer Staples)                                   -        1,713
      -        -        -    4,517      4,517 SmartForce PLC ADR+ (Information Technology)                   162,567      162,567
                                              Israel
      -        -    1,800        -      1,800 Card Guard Scientific Survival Ltd (Information
                                               Technology)                                                         -       94,417
  1,762        -        -    1,106      2,868 Check Point Software Technologies Ltd. (Information
                                               Technology)                                                    69,379      179,909
                                              Italy
 29,725        -        -   20,680     50,405 Alleanza Assicurazioni SpA (Finance)                           261,831      638,181
      -    4,992        -   19,710     24,702 Assicurazioni Generali SpA (Finance)                           636,552      797,773
      -      962        -        -        962 Autogrill SpA                                                        -       10,840
      -   14,596        -  272,144    286,740 Banca Intesa SpA (Finance)                                   1,021,375    1,076,155
      -      725        -        -        725 Banca Popolare di Milano SCRL (Finance)                              -        3,403
      -    8,862        -        -      8,862 Banco di Roma (Finance)                                              -        9,553
      -    7,898        -        -      7,898 Benetton Group SpA (Consumer Discretionary)                          -       11,843
      -        -        -   15,560     15,560 Bipop-Carire SpA (Finance)                                      78,830       78,830
      -   44,988        -        -     44,988 ENEL Societa Per Azioni                                              -      146,889
      -   60,283        -  205,097    265,380 ENI-Ente Nazionale Idrocarburi SpA (Energy)                  1,404,827    1,817,740
      -    1,107        -        -      1,107 Fiat SpA (Consumer Discretionary)                                    -       25,537
      -        -    7,500        -      7,500 Gabetti Holding SPA (Real Estate)                                    -       25,952
      -    1,043        -        -      1,043 Impregilo SpA (Industrial & Commercial)                              -          500
      -      327        -        -        327 Italcementi SpA (Industrial & Commercial)                            -        2,704
      -    2,021        -        -      2,021 Italgas SpA (Energy)                                                 -       18,756
      -    4,197        -    5,000      9,197 Mediaset SpA (Information & Entertainment)                      58,292      107,223
      -    1,276        -        -      1,276 Mediobanca SpA (Finance)                                             -       14,072
      -        -        -    9,690      9,690 Mediolanum SpA (Finance)                                       124,749      124,749
      -        -        -  126,379    126,379 Olivetti SpA (Utilities)                                       283,128      283,128
      -   14,195        -        -     14,195 Parmalat Finanzlaria (Finance)                                       -       20,151
      -   10,365        -        -     10,365 Pirelli SpA (Consumer Discretionary)                                 -       33,843
      -    1,004        -        -      1,004 Rinascente per L'Esercizio SPA (Retail)                              -        4,285
      -    2,335        -   43,903     46,238 Riunione Adriatica de Sicurta SpA (Finance)                    578,451      609,216
      -        -    7,000        -      7,000 Saeco International Group SpA (Consumer Discretionary)               -       34,159
 46,000        -        -   42,575     88,575 Saipem SpA (Energy)                                            279,533      581,553
      -      280        -        -        280 Sai-Soc Assicuratrice Industriale (Finance)                          -        4,184
 12,150    4,159        -    2,405     18,714 San Paolo-IMI SpA (Finance)                                     33,608      261,513
      -    2,038   58,000        -     60,038 SNIA SpA (Healthcare)                                                -      119,854
      -        -      675        -        675 Tecnodiffusione Italia Spa (Information Technology)                  -       22,968
      -      659        -        -        659 Telecom Italia SpA (Information Technology)                          -        4,110
      -   13,659        -   79,969     93,628 Telecom Italia SpA (Information Technology)                    889,035    1,040,885
      -   34,554        -   51,510     86,064 TIM SpA (Information technology)                               354,192      591,792
      -   14,354        -  199,696    214,050 UniCredito Italiano SpA (Finance)                              942,599    1,010,352
                                              Japan
      -      500        -        -        500 Acom Co. Ltd. (Finance)                                              -       39,979
      -      400        -        -        400 Advantest Corp. (Information Technology)                             -       45,871
 13,000    7,000        -        -     20,000 Ajinomoto Co., Inc. (Consumer Discretionary)                         -      203,941
      -      286        -        -        286 Alps Electric Co. Ltd. (Information Technology)                      -        3,407
      -        -    5,000        -      5,000 Amano Corp. (Industrial & Commercial)                                -       40,424
      -    3,000        -        -      3,000 Asahi Bank Ltd. (Finance)                                            -        8,352
      -    4,000        -        -      4,000 Asahi Breweries Ltd. (Consumer Staples)                              -       44,802
      -   12,000        -        -     12,000 Asahi Glass Co Ltd. (Industrial & Commercial)                        -      102,942
      -    5,000        -        -      5,000 Asahi Kasei Corp. (Materials)                                        -       25,735
      -    1,000        -        -      1,000 The Bank of Yokohama Ltd. (Finance)                                  -        3,763
      -      800        -        -        800 Benesse Corp. (Industrial & Commercial)                              -       34,314
      -    7,000        -        -      7,000 Bridgestone Corp. (Consumer Discretionary)                           -       80,613
      -    4,000        -   23,000     27,000 Canon Inc. (Information Technology)                            902,764    1,059,766
      -        -        -    8,000      8,000 Capcom Co. Ltd. (Information Technology)                       247,967      247,967
      -        -   21,000        -     21,000 Central Glass Co. Ltd. (Industrial & Commercial)                     -      111,658
      -        9        -        -          9 Central Japan Railway Co. (Industrial & Commercial)                  -       56,594
      -        -   33,000        -     33,000 Chiyoda Corp. (Industrial & Commercial)                              -       80,921
      -    2,000        -    9,000     11,000 Chugai Pharmaceutical Co. Ltd. (Healthcare)                    133,654      163,355

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
        North             Style                                                                                             North
        American Inter-   Select                                                                                            American
        Inter-   national Inter-                                                                              Matur-        Inter-
Global  national Small    national  Pro Forma                                                                 ity    Global national
Equity  Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------- -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ -------
      -    3,000        -        -      3,000 Chuo Mitsui Trust & Banking Co. Ltd. (Finance)
      -      300        -        -        300 Credit Saison Co. Ltd. (Finance)
      -    7,000        -        -      7,000 Dai Nippon Printing Co. Ltd. (Information &
                                               Entertainment)
      -    2,000        -        -      2,000 Daiei, Inc. (Real Estate)
      -    1,000        -        -      1,000 Dainippon Ink & Chemical (Materials)
      -    2,000        -        -      2,000 Daiwa Bank Ltd. (Finance)
      -    5,000        -        -      5,000 Daiwa House Industry Co. Ltd. (Industrial & Commercial)
      -    5,000        -        -      5,000 Daiwa Securities Group, Inc. (Finance)
      -    1,000        -        -      1,000 Denki Kagaku Kogyo K K (Materials)
      -    5,000        -        -      5,000 Denso Corp. (Consumer Discretionary)
      -        -      500        -        500 Disco Corp. (Industrial & Commercial)
      -       18        -        -         18 East Japan Railway Co. (Industrial & Commercial)
      -    1,000        -    6,000      7,000 Eisai Co. Ltd. (Healthcare)
      -    2,300        -    3,000      5,300 Fanuc Ltd. (Information Technology)
    800        -        -    3,400      4,200 Fast Retailing Co. Ltd. (Consumer Discretionary0
      -    5,000        -        -      5,000 Fuji Photo Film Co. Ltd. (Information & Entertainment)
      -        -        -       16         16 Fuji Television Network, Inc. (Information &
                                               Entertainment)
      -    9,000        -    8,000     17,000 Fujitsu Ltd. (Information Technology)
      -    1,000        -        -      1,000 Furukawa Electric Co. Ltd. (Information Technology)
 15,000    1,000        -        -     16,000 Furukawa Electric Co. Ltd. (Information Technology)
      -        -       70        -         70 Goodwill Group, Inc. (Industrial & Commercial)
      -   13,000        -    7,000     20,000 Hitachi Ltd. (Information Technology)
      -        -    7,620        -      7,620 Hokuto Corp. (Materials)
      -    3,000        -        -      3,000 Honda Motor Co. Ltd. (Consumer Discretionary)
  1,000        -        -        -      1,000 Hoya Corp. (Information & Entertainment)
      -    1,000        -        -      1,000 Ishikawajima-Harima Heavy Industries Co. Ltd.
                                              (Industrial & Commercial)
      -    1,000        -        -      1,000 Itochu Corp. (Industrial & Commercial)
      -    2,000        -    2,000      4,000 Ito-Yokado Co. Ltd. (Consumer Discretionary)
      -    6,000        -        -      6,000 Japan Airlines Co. Ltd. (Industrial & Commercial)
      -        -    7,000        -      7,000 Japan Airport Terminal (Industrial & Commercial)
      -    3,000        -        -      3,000 Japan Energy Corp. (Energy)
      -        4        -        -          4 Japan Tobacco Inc. (Consumer Staples)
      -    1,000        -        -      1,000 Joyo Bank Ltd. (Finance)
      -    4,000        -        -      4,000 Jusco Co. Ltd. (Consumer Discretionary)
      -   19,000        -        -     19,000 Kajima Corp. (Industrial & Commercial)
      -   12,400        -        -     12,400 Kansai Electric Power Co. (Energy)
  7,000    7,000        -    4,000     18,000 Kao Corp. (Consumer Discretionary)
      -    4,000        -        -      4,000 Kawasaki Heavy Industries Ltd. (Industrial & Commercial)
      -   10,000        -        -     10,000 Kawasaki Steel Corp. (Materials)
      -    1,000        -        -      1,000 Keihin Electric Express Railway (Industrial &
                                               Commercial)
      -   23,690        -        -     23,690 Kinki Nippon Railway Co. Ltd. (Industrial & Commercial)
      -   16,000        -        -     16,000 Kirin Brewery Co. Ltd. (Consumer Staples)
      -        -        -    5,000      5,000 Kokuyo Co. Ltd. (Consumer Discretionary)
      -    8,000        -        -      8,000 Komatsu Ltd. (Industrial & Commercial)
      -        -        -    5,100      5,100 Konami Co. (Information Technology)
      -    3,000        -        -      3,000 Kubota Corp. (Industrial & Commercial)
      -      800        -    3,500      4,300 Kyocera Corp. (Information Technology)
      -    1,000        -        -      1,000 Kyowa Hakko Kogyo Co. Ltd. (Healthcare)
      -    1,000        -        -      1,000 Marubeni Corp. (Industrial & Commercial)
      -        -    9,600        -      9,600 Marubun Corp. (Information Technology)
      -    2,000        -   14,000     16,000 Marui Co. Ltd. (Consumer Discretionary)
      -        -        -    2,200      2,200 Matsushita Communication Industrial Co. (Information
                                               Technology)
      -   15,000        -   21,000     36,000 Matsushita Electric Industrial Co. Ltd. (Information
                                               Technology)
      -    8,000        -        -      8,000 Mitsubishi Chemical Corp. (Materials)
      -    3,000        -        -      3,000 Mitsubishi Corp. (Industrial & Commercial)
      -   21,000        -        -     21,000 Mitsubishi Electric Corp. (Information technology)
      -    8,000        -        -      8,000 Mitsubishi Estate Co. Ltd. (Real Estate)
      -        -   30,000        -     30,000 Mitsubishi Gas Chemical Co. (Materials)
      -   31,000        -        -     31,000 Mitsubishi Heavy Industries Ltd. (Industrial &
                                               Commercial)
      -    1,000        -        -      1,000 Mitsubishi Materials Corp. (Materials)
      -    1,000        -        -      1,000 Mitsubishi Rayon Co. Ltd. (Consumer Discretionary)
              Principal/Shares
---------------------------------------------
        North             Style                                                                                  Style
        American Inter-   Select                                                                       Inter-    Select
        Inter-   national Inter-                                                                       national  Inter-
Global  national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------- -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
      -    3,000        -        -      3,000 Chuo Mitsui Trust & Banking Co. Ltd. (Finance)
      -      300        -        -        300 Credit Saison Co. Ltd. (Finance)
      -    7,000        -        -      7,000 Dai Nippon Printing Co. Ltd. (Information &
                                               Entertainment)
      -    2,000        -        -      2,000 Daiei, Inc. (Real Estate)
      -    1,000        -        -      1,000 Dainippon Ink & Chemical (Materials)
      -    2,000        -        -      2,000 Daiwa Bank Ltd. (Finance)
      -    5,000        -        -      5,000 Daiwa House Industry Co. Ltd. (Industrial & Commercial)
      -    5,000        -        -      5,000 Daiwa Securities Group, Inc. (Finance)
      -    1,000        -        -      1,000 Denki Kagaku Kogyo K K (Materials)
      -    5,000        -        -      5,000 Denso Corp. (Consumer Discretionary)
      -        -      500        -        500 Disco Corp. (Industrial & Commercial)
      -       18        -        -         18 East Japan Railway Co. (Industrial & Commercial)
      -    1,000        -    6,000      7,000 Eisai Co. Ltd. (Healthcare)
      -    2,300        -    3,000      5,300 Fanuc Ltd. (Information Technology)
    800        -        -    3,400      4,200 Fast Retailing Co. Ltd. (Consumer Discretionary0
      -    5,000        -        -      5,000 Fuji Photo Film Co. Ltd. (Information & Entertainment)
      -        -        -       16         16 Fuji Television Network, Inc. (Information &
                                               Entertainment)
      -    9,000        -    8,000     17,000 Fujitsu Ltd. (Information Technology)
      -    1,000        -        -      1,000 Furukawa Electric Co. Ltd. (Information Technology)
 15,000    1,000        -        -     16,000 Furukawa Electric Co. Ltd. (Information Technology)
      -        -       70        -         70 Goodwill Group, Inc. (Industrial & Commercial)
      -   13,000        -    7,000     20,000 Hitachi Ltd. (Information Technology)
      -        -    7,620        -      7,620 Hokuto Corp. (Materials)
      -    3,000        -        -      3,000 Honda Motor Co. Ltd. (Consumer Discretionary)
  1,000        -        -        -      1,000 Hoya Corp. (Information & Entertainment)
      -    1,000        -        -      1,000 Ishikawajima-Harima Heavy Industries Co. Ltd.
                                              (Industrial & Commercial)
      -    1,000        -        -      1,000 Itochu Corp. (Industrial & Commercial)
      -    2,000        -    2,000      4,000 Ito-Yokado Co. Ltd. (Consumer Discretionary)
      -    6,000        -        -      6,000 Japan Airlines Co. Ltd. (Industrial & Commercial)
      -        -    7,000        -      7,000 Japan Airport Terminal (Industrial & Commercial)
      -    3,000        -        -      3,000 Japan Energy Corp. (Energy)
      -        4        -        -          4 Japan Tobacco Inc. (Consumer Staples)
      -    1,000        -        -      1,000 Joyo Bank Ltd. (Finance)
      -    4,000        -        -      4,000 Jusco Co. Ltd. (Consumer Discretionary)
      -   19,000        -        -     19,000 Kajima Corp. (Industrial & Commercial)
      -   12,400        -        -     12,400 Kansai Electric Power Co. (Energy)
  7,000    7,000        -    4,000     18,000 Kao Corp. (Consumer Discretionary)
      -    4,000        -        -      4,000 Kawasaki Heavy Industries Ltd. (Industrial & Commercial)
      -   10,000        -        -     10,000 Kawasaki Steel Corp. (Materials)
      -    1,000        -        -      1,000 Keihin Electric Express Railway (Industrial &
                                               Commercial)
      -   23,690        -        -     23,690 Kinki Nippon Railway Co. Ltd. (Industrial & Commercial)
      -   16,000        -        -     16,000 Kirin Brewery Co. Ltd. (Consumer Staples)
      -        -        -    5,000      5,000 Kokuyo Co. Ltd. (Consumer Discretionary)
      -    8,000        -        -      8,000 Komatsu Ltd. (Industrial & Commercial)
      -        -        -    5,100      5,100 Konami Co. (Information Technology)
      -    3,000        -        -      3,000 Kubota Corp. (Industrial & Commercial)
      -      800        -    3,500      4,300 Kyocera Corp. (Information Technology)
      -    1,000        -        -      1,000 Kyowa Hakko Kogyo Co. Ltd. (Healthcare)
      -    1,000        -        -      1,000 Marubeni Corp. (Industrial & Commercial)
      -        -    9,600        -      9,600 Marubun Corp. (Information Technology)
      -    2,000        -   14,000     16,000 Marui Co. Ltd. (Consumer Discretionary)
      -        -        -    2,200      2,200 Matsushita Communication Industrial Co. (Information
                                               Technology)
      -   15,000        -   21,000     36,000 Matsushita Electric Industrial Co. Ltd. (Information
                                               Technology)
      -    8,000        -        -      8,000 Mitsubishi Chemical Corp. (Materials)
      -    3,000        -        -      3,000 Mitsubishi Corp. (Industrial & Commercial)
      -   21,000        -        -     21,000 Mitsubishi Electric Corp. (Information technology)
      -    8,000        -        -      8,000 Mitsubishi Estate Co. Ltd. (Real Estate)
      -        -   30,000        -     30,000 Mitsubishi Gas Chemical Co. (Materials)
      -   31,000        -        -     31,000 Mitsubishi Heavy Industries Ltd. (Industrial &
                                               Commercial)
      -    1,000        -        -      1,000 Mitsubishi Materials Corp. (Materials)
      -    1,000        -        -      1,000 Mitsubishi Rayon Co. Ltd. (Consumer Discretionary)
              Principal/Shares                                                                                  Market Value
---------------------------------------------                                                          --------------------------
        North             Style                                                                                North
        American Inter-   Select                                                                               American  Inter-
        Inter-   national Inter-                                                                               Inter-    national
Global  national Small    national  Pro Forma                                                          Global  national  Small
Equity  Equity   Cap      Equity    Combined                         Description                       Equity  Equity    Cap
------- -------- -------- --------  --------- -------------------------------------------------------- ------- --------- --------
      -    3,000        -        -      3,000 Chuo Mitsui Trust & Banking Co. Ltd. (Finance)                 -     5,900        -
      -      300        -        -        300 Credit Saison Co. Ltd. (Finance)                               -     6,349        -
      -    7,000        -        -      7,000 Dai Nippon Printing Co. Ltd. (Information &
                                               Entertainment)                                                -    95,116        -
      -    2,000        -        -      2,000 Daiei, Inc. (Real Estate)                                      -     4,678        -
      -    1,000        -        -      1,000 Dainippon Ink & Chemical (Materials)                           -     2,913        -
      -    2,000        -        -      2,000 Daiwa Bank Ltd. (Finance)                                      -     2,590        -
      -    5,000        -        -      5,000 Daiwa House Industry Co. Ltd. (Industrial & Commercial)        -    40,222        -
      -    5,000        -        -      5,000 Daiwa Securities Group, Inc. (Finance)                         -    56,650        -
      -    1,000        -        -      1,000 Denki Kagaku Kogyo K K (Materials)                             -     3,698        -
      -    5,000        -        -      5,000 Denso Corp. (Consumer Discretionary)                           -    98,126        -
      -        -      500        -        500 Disco Corp. (Industrial & Commercial)                          -         -   42,164
      -       18        -        -         18 East Japan Railway Co. (Industrial & Commercial)               -   100,223        -
      -    1,000        -    6,000      7,000 Eisai Co. Ltd. (Healthcare)                                    -    25,655        -
      -    2,300        -    3,000      5,300 Fanuc Ltd. (Information Technology)                            -   128,621        -
    800        -        -    3,400      4,200 Fast Retailing Co. Ltd. (Consumer Discretionary0         172,670         -        -
      -    5,000        -        -      5,000 Fuji Photo Film Co. Ltd. (Information & Entertainment)         -   201,513        -
      -        -        -       16         16 Fuji Television Network, Inc. (Information &
                                               Entertainment)                                                -         -        -
      -    9,000        -    8,000     17,000 Fujitsu Ltd. (Information Technology)                          -   123,821        -
      -    1,000        -        -      1,000 Furukawa Electric Co. Ltd. (Information Technology)            -     4,338        -
 15,000    1,000        -        -     16,000 Furukawa Electric Co. Ltd. (Information Technology)      179,055    11,937        -
      -        -       70        -         70 Goodwill Group, Inc. (Industrial & Commercial)                 -         -  232,266
      -   13,000        -    7,000     20,000 Hitachi Ltd. (Information Technology)                          -   126,039        -
      -        -    7,620        -      7,620 Hokuto Corp. (Materials)                                       -         -  278,739
      -    3,000        -        -      3,000 Honda Motor Co. Ltd. (Consumer Discretionary)                  -   120,665        -
  1,000        -        -        -      1,000 Hoya Corp. (Information & Entertainment)                  65,553         -        -
      -    1,000        -        -      1,000 Ishikawajima-Harima Heavy Industries Co. Ltd.
                                              (Industrial & Commercial)                                      -     2,485        -
      -    1,000        -        -      1,000 Itochu Corp. (Industrial & Commercial)                         -     4,055        -
      -    2,000        -    2,000      4,000 Ito-Yokado Co. Ltd. (Consumer Discretionary)                   -   111,520        -
      -    6,000        -        -      6,000 Japan Airlines Co. Ltd. (Industrial & Commercial)              -    23,793        -
      -        -    7,000        -      7,000 Japan Airport Terminal (Industrial & Commercial)               -         -   77,498
      -    3,000        -        -      3,000 Japan Energy Corp. (Energy)                                    -     6,410        -
      -        4        -        -          4 Japan Tobacco Inc. (Consumer Staples)                          -    26,707        -
      -    1,000        -        -      1,000 Joyo Bank Ltd. (Finance)                                       -     3,091        -
      -    4,000        -        -      4,000 Jusco Co. Ltd. (Consumer Discretionary)                        -   100,028        -
      -   19,000        -        -     19,000 Kajima Corp. (Industrial & Commercial)                         -    65,504        -
      -   12,400        -        -     12,400 Kansai Electric Power Co. (Energy)                             -   195,586        -
  7,000    7,000        -    4,000     18,000 Kao Corp. (Consumer Discretionary)                       177,882   177,882        -
      -    4,000        -        -      4,000 Kawasaki Heavy Industries Ltd. (Industrial & Commercial)       -     6,571        -
      -   10,000        -        -     10,000 Kawasaki Steel Corp. (Materials)                               -    12,463        -
      -    1,000        -        -      1,000 Keihin Electric Express Railway (Industrial &
                                               Commercial)                                                   -     4,200        -
      -   23,690        -        -     23,690 Kinki Nippon Railway Co. Ltd. (Industrial & Commercial)        -    94,327        -
      -   16,000        -        -     16,000 Kirin Brewery Co. Ltd. (Consumer Staples)                      -   153,959        -
      -        -        -    5,000      5,000 Kokuyo Co. Ltd. (Consumer Discretionary)                       -         -        -
      -    8,000        -        -      8,000 Komatsu Ltd. (Industrial & Commercial)                         -    45,320        -
      -        -        -    5,100      5,100 Konami Co. (Information Technology)                            -         -        -
      -    3,000        -        -      3,000 Kubota Corp. (Industrial & Commercial)                         -    10,925        -
      -      800        -    3,500      4,300 Kyocera Corp. (Information Technology)                         -    76,462        -
      -    1,000        -        -      1,000 Kyowa Hakko Kogyo Co. Ltd. (Healthcare)                        -     7,203        -
      -    1,000        -        -      1,000 Marubeni Corp. (Industrial & Commercial)                       -     2,088        -
      -        -    9,600        -      9,600 Marubun Corp. (Information Technology)                         -         -   96,338
      -    2,000        -   14,000     16,000 Marui Co. Ltd. (Consumer Discretionary)                        -    27,014        -
      -        -        -    2,200      2,200 Matsushita Communication Industrial Co. (Information
                                               Technology)                                                   -         -        -
      -   15,000        -   21,000     36,000 Matsushita Electric Industrial Co. Ltd. (Information
                                               Technology)                                                   -   250,071        -
      -    8,000        -        -      8,000 Mitsubishi Chemical Corp. (Materials)                          -    26,221        -
      -    3,000        -        -      3,000 Mitsubishi Corp. (Industrial & Commercial)                     -    22,579        -
      -   21,000        -        -     21,000 Mitsubishi Electric Corp. (Information technology)             -   125,764        -
      -    8,000        -        -      8,000 Mitsubishi Estate Co. Ltd. (Real Estate)                       -    80,864        -
      -        -   30,000        -     30,000 Mitsubishi Gas Chemical Co. (Materials)                        -         -   96,872
      -   31,000        -        -     31,000 Mitsubishi Heavy Industries Ltd. (Industrial &
                                               Commercial)                                                   -   126,694        -
      -    1,000        -        -      1,000 Mitsubishi Materials Corp. (Materials)                         -     2,671        -
      -    1,000        -        -      1,000 Mitsubishi Rayon Co. Ltd. (Consumer Discretionary)             -     3,294        -
              Principal/Shares
---------------------------------------------
        North             Style                                                                                Market Value
        American Inter-   Select                                                                       --------------------------
        Inter-   national Inter-                                                                       Style Select
Global  national Small    national  Pro Forma                                                          International    Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------- -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
      -    3,000        -        -      3,000 Chuo Mitsui Trust & Banking Co. Ltd. (Finance)                       -        5,900
      -      300        -        -        300 Credit Saison Co. Ltd. (Finance)                                     -        6,349
      -    7,000        -        -      7,000 Dai Nippon Printing Co. Ltd. (Information &
                                               Entertainment)                                                      -       95,116
      -    2,000        -        -      2,000 Daiei, Inc. (Real Estate)                                            -        4,678
      -    1,000        -        -      1,000 Dainippon Ink & Chemical (Materials)                                 -        2,913
      -    2,000        -        -      2,000 Daiwa Bank Ltd. (Finance)                                            -        2,590
      -    5,000        -        -      5,000 Daiwa House Industry Co. Ltd. (Industrial & Commercial)              -       40,222
      -    5,000        -        -      5,000 Daiwa Securities Group, Inc. (Finance)                               -       56,650
      -    1,000        -        -      1,000 Denki Kagaku Kogyo K K (Materials)                                   -        3,698
      -    5,000        -        -      5,000 Denso Corp. (Consumer Discretionary)                                 -       98,126
      -        -      500        -        500 Disco Corp. (Industrial & Commercial)                                -       42,164
      -       18        -        -         18 East Japan Railway Co. (Industrial & Commercial)                     -      100,223
      -    1,000        -    6,000      7,000 Eisai Co. Ltd. (Healthcare)                                    153,927      179,582
      -    2,300        -    3,000      5,300 Fanuc Ltd. (Information Technology)                            167,766      296,387
    800        -        -    3,400      4,200 Fast Retailing Co. Ltd. (Consumer Discretionary0               733,849      906,519
      -    5,000        -        -      5,000 Fuji Photo Film Co. Ltd. (Information & Entertainment)               -      201,513
      -        -        -       16         16 Fuji Television Network, Inc. (Information &
                                               Entertainment)                                                116,020      116,020
      -    9,000        -    8,000     17,000 Fujitsu Ltd. (Information Technology)                          110,064      233,885
      -    1,000        -        -      1,000 Furukawa Electric Co. Ltd. (Information Technology)                  -        4,338
 15,000    1,000        -        -     16,000 Furukawa Electric Co. Ltd. (Information Technology)                  -      190,992
      -        -       70        -         70 Goodwill Group, Inc. (Industrial & Commercial)                       -      232,266
      -   13,000        -    7,000     20,000 Hitachi Ltd. (Information Technology)                           67,867      193,906
      -        -    7,620        -      7,620 Hokuto Corp. (Materials)                                             -      278,739
      -    3,000        -        -      3,000 Honda Motor Co. Ltd. (Consumer Discretionary)                        -      120,665
  1,000        -        -        -      1,000 Hoya Corp. (Information & Entertainment)                             -       65,553
      -    1,000        -        -      1,000 Ishikawajima-Harima Heavy Industries Co. Ltd.
                                              (Industrial & Commercial)                                            -        2,485
      -    1,000        -        -      1,000 Itochu Corp. (Industrial & Commercial)                               -        4,055
      -    2,000        -    2,000      4,000 Ito-Yokado Co. Ltd. (Consumer Discretionary)                   111,520      223,040
      -    6,000        -        -      6,000 Japan Airlines Co. Ltd. (Industrial & Commercial)                    -       23,793
      -        -    7,000        -      7,000 Japan Airport Terminal (Industrial & Commercial)                     -       77,498
      -    3,000        -        -      3,000 Japan Energy Corp. (Energy)                                          -        6,410
      -        4        -        -          4 Japan Tobacco Inc. (Consumer Staples)                                -       26,707
      -    1,000        -        -      1,000 Joyo Bank Ltd. (Finance)                                             -        3,091
      -    4,000        -        -      4,000 Jusco Co. Ltd. (Consumer Discretionary)                              -      100,028
      -   19,000        -        -     19,000 Kajima Corp. (Industrial & Commercial)                               -       65,504
      -   12,400        -        -     12,400 Kansai Electric Power Co. (Energy)                                   -      195,586
  7,000    7,000        -    4,000     18,000 Kao Corp. (Consumer Discretionary)                             101,647      457,411
      -    4,000        -        -      4,000 Kawasaki Heavy Industries Ltd. (Industrial & Commercial)             -        6,571
      -   10,000        -        -     10,000 Kawasaki Steel Corp. (Materials)                                     -       12,463
      -    1,000        -        -      1,000 Keihin Electric Express Railway (Industrial &
                                               Commercial)                                                         -        4,200
      -   23,690        -        -     23,690 Kinki Nippon Railway Co. Ltd. (Industrial & Commercial)              -       94,327
      -   16,000        -        -     16,000 Kirin Brewery Co. Ltd. (Consumer Staples)                            -      153,959
      -        -        -    5,000      5,000 Kokuyo Co. Ltd. (Consumer Discretionary)                        62,720       62,720
      -    8,000        -        -      8,000 Komatsu Ltd. (Industrial & Commercial)                               -       45,320
      -        -        -    5,100      5,100 Konami Co. (Information Technology)                            244,754      244,754
      -    3,000        -        -      3,000 Kubota Corp. (Industrial & Commercial)                               -       10,925
      -      800        -    3,500      4,300 Kyocera Corp. (Information Technology)                         334,520      410,982
      -    1,000        -        -      1,000 Kyowa Hakko Kogyo Co. Ltd. (Healthcare)                              -        7,203
      -    1,000        -        -      1,000 Marubeni Corp. (Industrial & Commercial)                             -        2,088
      -        -    9,600        -      9,600 Marubun Corp. (Information Technology)                               -       96,338
      -    2,000        -   14,000     16,000 Marui Co. Ltd. (Consumer Discretionary)                        189,099      216,113
      -        -        -    2,200      2,200 Matsushita Communication Industrial Co. (Information
                                               Technology)                                                   121,070      121,070
      -   15,000        -   21,000     36,000 Matsushita Electric Industrial Co. Ltd. (Information
                                               Technology)                                                   350,099      600,170
      -    8,000        -        -      8,000 Mitsubishi Chemical Corp. (Materials)                                -       26,221
      -    3,000        -        -      3,000 Mitsubishi Corp. (Industrial & Commercial)                           -       22,579
      -   21,000        -        -     21,000 Mitsubishi Electric Corp. (Information technology)                   -      125,764
      -    8,000        -        -      8,000 Mitsubishi Estate Co. Ltd. (Real Estate)                             -       80,864
      -        -   30,000        -     30,000 Mitsubishi Gas Chemical Co. (Materials)                              -       96,872
      -   31,000        -        -     31,000 Mitsubishi Heavy Industries Ltd. (Industrial &
                                               Commercial)                                                         -      126,694
      -    1,000        -        -      1,000 Mitsubishi Materials Corp. (Materials)                               -        2,671
      -    1,000        -        -      1,000 Mitsubishi Rayon Co. Ltd. (Consumer Discretionary)                   -        3,294

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
        North             Style                                                                                             North
        American Inter-   Select                                                                                            American
        Inter-   national Inter-                                                                              Matur-        Inter-
Global  national Small    national  Pro Forma                                                                 ity    Global national
Equity  Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------- -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ -------
      -        8        -        -          8 Mitsubishi Tokyo Finance Group, Inc. (Finance)
      -    4,000        -        -      4,000 Mitsui & Co. Ltd. (Industrial & Commercial)
      -    1,800        -        -      1,800 Mitsui Engineering & Shipbuilding  (Industrial &
                                               Commercial)
      -    5,000        -   26,000     31,000 Mitsui Fudosan Co. Ltd. (Real Estate)
      -    1,000        -        -      1,000 Mitsui Marine & Fire Insurance (Finance)
      -    1,000        -        -      1,000 Mitsui Mining & Smelting Co. Ltd. (Materials)
      -    1,000        -        -      1,000 Mitsukoshi Ltd. (Consumer Discretionary)
      -        -        -       82         82 Mizuho Holdings, Inc. (Finance)
  1,200      700        -    5,300      7,200 Murata Manufacturing Co. Ltd. (Information Technology)
      -    8,000        -   30,300     38,300 NEC Corp. (Information Technology)
      -      300        -        -        300 Nichiei Co. Ltd. Kyoto (Finance)
      -      300        -        -        300 Niece Corp. (Industrial & Commercial)
      -    1,000        -        -      1,000 Nikon Corp. (Information & Entertainment)
      -    1,200        -    1,900      3,100 Nintendo Co. Ltd. (Information & Entertainment)
      -   12,000        -        -     12,000 Nippon Express Co. Ltd. (Industrial & Commercial)
      -   23,000        -        -     23,000 Nippon Mitsubishi Oil Corp. (Energy)
      -   39,000        -        -     39,000 Nippon Steel Corp. (Materials)
      -       63        -       41        104 Nippon Telegraph & Telephone Corp. (Utilities)
      -        -    4,000        -      4,000 Nippon Thompson Co. Ltd. (Industrial & Commercial)
      -        1        -        -          1 Nippon Unipac Holding (Materials)
      -    3,000        -        -      3,000 Nippon Yusen Kabushiki Kaisha (Industrial & Commercial)
      -   17,000        -  108,000    125,000 Nissan Motor Co. Ltd. (Consumer Discretionary)
      -        -    4,500        -      4,500 Nissin Co. Ltd. (Finance)
      -      100        -        -        100 Nissin Food Products Co. Ltd. (Consumer Staples)
      -    8,000        -   20,000     28,000 Nomura Securities Co. Ltd. (Finance)
      -    1,000        -        -      1,000 NSK Ltd. (Materials)
      9        -        -       88         97 NTT Docomo, Inc. (Information Technology)
      -    3,000        -        -      3,000 Obayashi Corp. (Industrial & Commercial)
      -    8,000        -        -      8,000 OJI Paper Co. Ltd. (Materials)
      -    1,000        -        -      1,000 Omron Corp. (Information Technology)
      -        -    8,000        -      8,000 Onward Kashiyama Co. Ltd. (Consumer Discretionary)
      -      400        -        -        400 Oriental Land Co. Ltd. (Real Estate)
      -      200        -        -        200 Orix Corp. (Finance)
      -   24,000        -        -     24,000 Osaka Gas Co. Ltd. (Utilities)
      -    1,800        -        -      1,800 Penta-Ocean Construction (Industrial & Commercial)
  7,000        -        -        -      7,000 Pioneer Corp. (Information Technology0
      -      400        -        -        400 Promise Co. Ltd. (Finance)
      -        -        6        -          6 Recrm Research Co. Ltd. (Real Estate)
      -        -    3,300        -      3,300 Ryohin Keikaku Co. Ltd. (Consumer Discretionary)
      -    3,000        -    8,000     11,000 Sankyo Co. Ltd. (Healthcare)
      -   19,000        -        -     19,000 Sanyo Electric Co. Ltd. (Information Technology)
      -        -    2,300        -      2,300 Sanyo Shinpan Finance Co. Ltd. (Finance)
      -        -    1,700        -      1,700 Sazaby, Inc. (Consumer Discretionary)
      -    1,000        -        -      1,000 Sekisui Chemical Co. Ltd. (Materials)
      -    8,000        -        -      8,000 Sekisui House Ltd. (Consumer Discretionary)
      -        -        -    4,000      4,000 Seven-Eleven Japan Co. Ltd. (Consumer Staples)
      -    8,000        -        -      8,000 Sharp Corp. (Information technology)
      -    1,000   74,000        -     75,000 Shimizu Corp.  (Industrial & Commercial)
      -        -        -    6,000      6,000 Shin-Etsu Chemical Co. Ltd. (Materials)
      -        -   14,000        -     14,000 Shinko Securities Co. Ltd. (Finance)
      -    1,000        -        -      1,000 Shionogi & Co. Ltd. (Healthcare)
      -    2,000        -    8,000     10,000 Shiseido Co. Ltd. (Consumer Discretionary)
      -    1,000        -        -      1,000 Shizuoka Bank Ltd. (Finance)
      -    1,000        -        -      1,000 Showa Denko K K (Materials)
      -    2,000        -        -      2,000 Showa Shell Sekiyu KK (Energy)
      -      700        -        -        700 SMC Corp. (Industrial & Commercial)
      -    2,500        -        -      2,500 Softbank Corp. (Finance)
      -    5,400        -   25,200     30,600 Sony Corp. (Information Technology)
      -    9,000        -        -      9,000 Sumitomo Chemical Co. Ltd. (Materials)
      -    3,000        -   14,000     17,000 Sumitomo Corp. (Industrial & Commercial)
      -    3,000        -        -      3,000 Sumitomo Electric Industries Ltd. (Information
                                               Technology)
              Principal/Shares
---------------------------------------------
        North             Style                                                                                  Style
        American Inter-   Select                                                                       Inter-    Select
        Inter-   national Inter-                                                                       national  Inter-
Global  national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------- -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
      -        8        -        -          8 Mitsubishi Tokyo Finance Group, Inc. (Finance)
      -    4,000        -        -      4,000 Mitsui & Co. Ltd. (Industrial & Commercial)
      -    1,800        -        -      1,800 Mitsui Engineering & Shipbuilding  (Industrial &
                                               Commercial)
      -    5,000        -   26,000     31,000 Mitsui Fudosan Co. Ltd. (Real Estate)
      -    1,000        -        -      1,000 Mitsui Marine & Fire Insurance (Finance)
      -    1,000        -        -      1,000 Mitsui Mining & Smelting Co. Ltd. (Materials)
      -    1,000        -        -      1,000 Mitsukoshi Ltd. (Consumer Discretionary)
      -        -        -       82         82 Mizuho Holdings, Inc. (Finance)
  1,200      700        -    5,300      7,200 Murata Manufacturing Co. Ltd. (Information Technology)
      -    8,000        -   30,300     38,300 NEC Corp. (Information Technology)
      -      300        -        -        300 Nichiei Co. Ltd. Kyoto (Finance)
      -      300        -        -        300 Niece Corp. (Industrial & Commercial)
      -    1,000        -        -      1,000 Nikon Corp. (Information & Entertainment)
      -    1,200        -    1,900      3,100 Nintendo Co. Ltd. (Information & Entertainment)
      -   12,000        -        -     12,000 Nippon Express Co. Ltd. (Industrial & Commercial)
      -   23,000        -        -     23,000 Nippon Mitsubishi Oil Corp. (Energy)
      -   39,000        -        -     39,000 Nippon Steel Corp. (Materials)
      -       63        -       41        104 Nippon Telegraph & Telephone Corp. (Utilities)
      -        -    4,000        -      4,000 Nippon Thompson Co. Ltd. (Industrial & Commercial)
      -        1        -        -          1 Nippon Unipac Holding (Materials)
      -    3,000        -        -      3,000 Nippon Yusen Kabushiki Kaisha (Industrial & Commercial)
      -   17,000        -  108,000    125,000 Nissan Motor Co. Ltd. (Consumer Discretionary)
      -        -    4,500        -      4,500 Nissin Co. Ltd. (Finance)
      -      100        -        -        100 Nissin Food Products Co. Ltd. (Consumer Staples)
      -    8,000        -   20,000     28,000 Nomura Securities Co. Ltd. (Finance)
      -    1,000        -        -      1,000 NSK Ltd. (Materials)
      9        -        -       88         97 NTT Docomo, Inc. (Information Technology)
      -    3,000        -        -      3,000 Obayashi Corp. (Industrial & Commercial)
      -    8,000        -        -      8,000 OJI Paper Co. Ltd. (Materials)
      -    1,000        -        -      1,000 Omron Corp. (Information Technology)
      -        -    8,000        -      8,000 Onward Kashiyama Co. Ltd. (Consumer Discretionary)
      -      400        -        -        400 Oriental Land Co. Ltd. (Real Estate)
      -      200        -        -        200 Orix Corp. (Finance)
      -   24,000        -        -     24,000 Osaka Gas Co. Ltd. (Utilities)
      -    1,800        -        -      1,800 Penta-Ocean Construction (Industrial & Commercial)
  7,000        -        -        -      7,000 Pioneer Corp. (Information Technology0
      -      400        -        -        400 Promise Co. Ltd. (Finance)
      -        -        6        -          6 Recrm Research Co. Ltd. (Real Estate)
      -        -    3,300        -      3,300 Ryohin Keikaku Co. Ltd. (Consumer Discretionary)
      -    3,000        -    8,000     11,000 Sankyo Co. Ltd. (Healthcare)
      -   19,000        -        -     19,000 Sanyo Electric Co. Ltd. (Information Technology)
      -        -    2,300        -      2,300 Sanyo Shinpan Finance Co. Ltd. (Finance)
      -        -    1,700        -      1,700 Sazaby, Inc. (Consumer Discretionary)
      -    1,000        -        -      1,000 Sekisui Chemical Co. Ltd. (Materials)
      -    8,000        -        -      8,000 Sekisui House Ltd. (Consumer Discretionary)
      -        -        -    4,000      4,000 Seven-Eleven Japan Co. Ltd. (Consumer Staples)
      -    8,000        -        -      8,000 Sharp Corp. (Information technology)
      -    1,000   74,000        -     75,000 Shimizu Corp.  (Industrial & Commercial)
      -        -        -    6,000      6,000 Shin-Etsu Chemical Co. Ltd. (Materials)
      -        -   14,000        -     14,000 Shinko Securities Co. Ltd. (Finance)
      -    1,000        -        -      1,000 Shionogi & Co. Ltd. (Healthcare)
      -    2,000        -    8,000     10,000 Shiseido Co. Ltd. (Consumer Discretionary)
      -    1,000        -        -      1,000 Shizuoka Bank Ltd. (Finance)
      -    1,000        -        -      1,000 Showa Denko K K (Materials)
      -    2,000        -        -      2,000 Showa Shell Sekiyu KK (Energy)
      -      700        -        -        700 SMC Corp. (Industrial & Commercial)
      -    2,500        -        -      2,500 Softbank Corp. (Finance)
      -    5,400        -   25,200     30,600 Sony Corp. (Information Technology)
      -    9,000        -        -      9,000 Sumitomo Chemical Co. Ltd. (Materials)
      -    3,000        -   14,000     17,000 Sumitomo Corp. (Industrial & Commercial)
      -    3,000        -        -      3,000 Sumitomo Electric Industries Ltd. (Information
                                               Technology)
              Principal/Shares                                                                                  Market Value
---------------------------------------------                                                          --------------------------
        North             Style                                                                                North
        American Inter-   Select                                                                               American  Inter-
        Inter-   national Inter-                                                                               Inter-    national
Global  national Small    national  Pro Forma                                                          Global  national  Small
Equity  Equity   Cap      Equity    Combined                         Description                       Equity  Equity    Cap
------- -------- -------- --------  --------- -------------------------------------------------------- ------- --------- --------
      -        8        -        -          8 Mitsubishi Tokyo Finance Group, Inc. (Finance)                 -    76,478        -
      -    4,000        -        -      4,000 Mitsui & Co. Ltd. (Industrial & Commercial)                    -    22,854        -
      -    1,800        -        -      1,800 Mitsui Engineering & Shipbuilding  (Industrial &
                                               Commercial)                                                   -     2,666        -
      -    5,000        -   26,000     31,000 Mitsui Fudosan Co. Ltd. (Real Estate)                          -    49,569        -
      -    1,000        -        -      1,000 Mitsui Marine & Fire Insurance (Finance)                       -     5,592        -
      -    1,000        -        -      1,000 Mitsui Mining & Smelting Co. Ltd. (Materials)                  -     5,867        -
      -    1,000        -        -      1,000 Mitsukoshi Ltd. (Consumer Discretionary)                       -     4,629        -
      -        -        -       82         82 Mizuho Holdings, Inc. (Finance)                                -         -        -
  1,200      700        -    5,300      7,200 Murata Manufacturing Co. Ltd. (Information Technology)   100,902    58,860        -
      -    8,000        -   30,300     38,300 NEC Corp. (Information Technology)                             -   145,996        -
      -      300        -        -        300 Nichiei Co. Ltd. Kyoto (Finance)                               -     3,523        -
      -      300        -        -        300 Niece Corp. (Industrial & Commercial)                          -    15,563        -
      -    1,000        -        -      1,000 Nikon Corp. (Information & Entertainment)                      -    12,382        -
      -    1,200        -    1,900      3,100 Nintendo Co. Ltd. (Information & Entertainment)                -   193,259        -
      -   12,000        -        -     12,000 Nippon Express Co. Ltd. (Industrial & Commercial)              -    60,211        -
      -   23,000        -        -     23,000 Nippon Mitsubishi Oil Corp. (Energy)                           -   133,832        -
      -   39,000        -        -     39,000 Nippon Steel Corp. (Materials)                                 -    71,962        -
      -       63        -       41        104 Nippon Telegraph & Telephone Corp. (Utilities)                 -   400,235        -
      -        -    4,000        -      4,000 Nippon Thompson Co. Ltd. (Industrial & Commercial)             -         -   33,116
      -        1        -        -          1 Nippon Unipac Holding (Materials)                              -     5,835        -
      -    3,000        -        -      3,000 Nippon Yusen Kabushiki Kaisha (Industrial & Commercial)        -    13,256        -
      -   17,000        -  108,000    125,000 Nissan Motor Co. Ltd. (Consumer Discretionary)                 -   116,530        -
      -        -    4,500        -      4,500 Nissin Co. Ltd. (Finance)                                      -         -   91,774
      -      100        -        -        100 Nissin Food Products Co. Ltd. (Consumer Staples)               -     2,185        -
      -    8,000        -   20,000     28,000 Nomura Securities Co. Ltd. (Finance)                           -   168,980        -
      -    1,000        -        -      1,000 NSK Ltd. (Materials)                                           -     4,726        -
      9        -        -       88         97 NTT Docomo, Inc. (Information Technology)                185,004         -        -
      -    3,000        -        -      3,000 Obayashi Corp. (Industrial & Commercial)                       -    15,538        -
      -    8,000        -        -      8,000 OJI Paper Co. Ltd. (Materials)                                 -    39,170        -
      -    1,000        -        -      1,000 Omron Corp. (Information Technology)                           -    18,533        -
      -        -    8,000        -      8,000 Onward Kashiyama Co. Ltd. (Consumer Discretionary)             -         -   80,282
      -      400        -        -        400 Oriental Land Co. Ltd. (Real Estate)                           -    27,095        -
      -      200        -        -        200 Orix Corp. (Finance)                                           -    17,464        -
      -   24,000        -        -     24,000 Osaka Gas Co. Ltd. (Utilities)                                 -    71,477        -
      -    1,800        -        -      1,800 Penta-Ocean Construction (Industrial & Commercial)             -     3,336        -
  7,000        -        -        -      7,000 Pioneer Corp. (Information Technology0                   209,040         -        -
      -      400        -        -        400 Promise Co. Ltd. (Finance)                                     -    32,695        -
      -        -        6        -          6 Recrm Research Co. Ltd. (Real Estate)                          -         -  168,494
      -        -    3,300        -      3,300 Ryohin Keikaku Co. Ltd. (Consumer Discretionary)               -         -   89,200
      -    3,000        -    8,000     11,000 Sankyo Co. Ltd. (Healthcare)                                   -    62,639        -
      -   19,000        -        -     19,000 Sanyo Electric Co. Ltd. (Information Technology)               -   117,477        -
      -        -    2,300        -      2,300 Sanyo Shinpan Finance Co. Ltd. (Finance)                       -         -   91,207
      -        -    1,700        -      1,700 Sazaby, Inc. (Consumer Discretionary)                          -         -   90,802
      -    1,000        -        -      1,000 Sekisui Chemical Co. Ltd. (Materials)                          -     3,828        -
      -    8,000        -        -      8,000 Sekisui House Ltd. (Consumer Discretionary)                    -    68,822        -
      -        -        -    4,000      4,000 Seven-Eleven Japan Co. Ltd. (Consumer Staples)                 -         -        -
      -    8,000        -        -      8,000 Sharp Corp. (Information technology)                           -   109,999        -
      -    1,000   74,000        -     75,000 Shimizu Corp.  (Industrial & Commercial)                       -     4,742  350,941
      -        -        -    6,000      6,000 Shin-Etsu Chemical Co. Ltd. (Materials)                        -         -        -
      -        -   14,000        -     14,000 Shinko Securities Co. Ltd. (Finance)                           -         -   48,493
      -    1,000        -        -      1,000 Shionogi & Co. Ltd. (Healthcare)                               -    17,602        -
      -    2,000        -    8,000     10,000 Shiseido Co. Ltd. (Consumer Discretionary)                     -    22,272        -
      -    1,000        -        -      1,000 Shizuoka Bank Ltd. (Finance)                                   -     8,748        -
      -    1,000        -        -      1,000 Showa Denko K K (Materials)                                    -     2,242        -
      -    2,000        -        -      2,000 Showa Shell Sekiyu KK (Energy)                                 -    11,443        -
      -      700        -        -        700 SMC Corp. (Industrial & Commercial)                            -    82,993        -
      -    2,500        -        -      2,500 Softbank Corp. (Finance)                                       -    95,092        -
      -    5,400        -   25,200     30,600 Sony Corp. (Information Technology)                            -   403,804        -
      -    9,000        -        -      9,000 Sumitomo Chemical Co. Ltd. (Materials)                         -    48,072        -
      -    3,000        -   14,000     17,000 Sumitomo Corp. (Industrial & Commercial)                       -    22,142        -
      -    3,000        -        -      3,000 Sumitomo Electric Industries Ltd. (Information
                                               Technology)                                                   -    37,098        -
              Principal/Shares
---------------------------------------------
        North             Style                                                                                Market Value
        American Inter-   Select                                                                       --------------------------
        Inter-   national Inter-                                                                       Style Select
Global  national Small    national  Pro Forma                                                          International    Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------- -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
      -        8        -        -          8 Mitsubishi Tokyo Finance Group, Inc. (Finance)                       -       76,478
      -    4,000        -        -      4,000 Mitsui & Co. Ltd. (Industrial & Commercial)                          -       22,854
      -    1,800        -        -      1,800 Mitsui Engineering & Shipbuilding  (Industrial &
                                               Commercial)                                                         -        2,666
      -    5,000        -   26,000     31,000 Mitsui Fudosan Co. Ltd. (Real Estate)                          257,759      307,328
      -    1,000        -        -      1,000 Mitsui Marine & Fire Insurance (Finance)                             -        5,592
      -    1,000        -        -      1,000 Mitsui Mining & Smelting Co. Ltd. (Materials)                        -        5,867
      -    1,000        -        -      1,000 Mitsukoshi Ltd. (Consumer Discretionary)                             -        4,629
      -        -        -       82         82 Mizuho Holdings, Inc. (Finance)                                505,014      505,014
  1,200      700        -    5,300      7,200 Murata Manufacturing Co. Ltd. (Information Technology)         445,652      605,414
      -    8,000        -   30,300     38,300 NEC Corp. (Information Technology)                             552,960      698,956
      -      300        -        -        300 Nichiei Co. Ltd. Kyoto (Finance)                                     -        3,523
      -      300        -        -        300 Niece Corp. (Industrial & Commercial)                                -       15,563
      -    1,000        -        -      1,000 Nikon Corp. (Information & Entertainment)                            -       12,382
      -    1,200        -    1,900      3,100 Nintendo Co. Ltd. (Information & Entertainment)                305,993      499,252
      -   12,000        -        -     12,000 Nippon Express Co. Ltd. (Industrial & Commercial)                    -       60,211
      -   23,000        -        -     23,000 Nippon Mitsubishi Oil Corp. (Energy)                                 -      133,832
      -   39,000        -        -     39,000 Nippon Steel Corp. (Materials)                                       -       71,962
      -       63        -       41        104 Nippon Telegraph & Telephone Corp. (Utilities)                 260,470      660,705
      -        -    4,000        -      4,000 Nippon Thompson Co. Ltd. (Industrial & Commercial)                   -       33,116
      -        1        -        -          1 Nippon Unipac Holding (Materials)                                    -        5,835
      -    3,000        -        -      3,000 Nippon Yusen Kabushiki Kaisha (Industrial & Commercial)              -       13,256
      -   17,000        -  108,000    125,000 Nissan Motor Co. Ltd. (Consumer Discretionary)                 740,307      856,837
      -        -    4,500        -      4,500 Nissin Co. Ltd. (Finance)                                            -       91,774
      -      100        -        -        100 Nissin Food Products Co. Ltd. (Consumer Staples)                     -        2,185
      -    8,000        -   20,000     28,000 Nomura Securities Co. Ltd. (Finance)                           422,450      591,430
      -    1,000        -        -      1,000 NSK Ltd. (Materials)                                                 -        4,726
      9        -        -       88         97 NTT Docomo, Inc. (Information Technology)                    1,808,926    1,993,930
      -    3,000        -        -      3,000 Obayashi Corp. (Industrial & Commercial)                             -       15,538
      -    8,000        -        -      8,000 OJI Paper Co. Ltd. (Materials)                                       -       39,170
      -    1,000        -        -      1,000 Omron Corp. (Information Technology)                                 -       18,533
      -        -    8,000        -      8,000 Onward Kashiyama Co. Ltd. (Consumer Discretionary)                   -       80,282
      -      400        -        -        400 Oriental Land Co. Ltd. (Real Estate)                                 -       27,095
      -      200        -        -        200 Orix Corp. (Finance)                                                 -       17,464
      -   24,000        -        -     24,000 Osaka Gas Co. Ltd. (Utilities)                                       -       71,477
      -    1,800        -        -      1,800 Penta-Ocean Construction (Industrial & Commercial)                   -        3,336
  7,000        -        -        -      7,000 Pioneer Corp. (Information Technology0                               -      209,040
      -      400        -        -        400 Promise Co. Ltd. (Finance)                                           -       32,695
      -        -        6        -          6 Recrm Research Co. Ltd. (Real Estate)                                -      168,494
      -        -    3,300        -      3,300 Ryohin Keikaku Co. Ltd. (Consumer Discretionary)                     -       89,200
      -    3,000        -    8,000     11,000 Sankyo Co. Ltd. (Healthcare)                                   167,038      229,677
      -   19,000        -        -     19,000 Sanyo Electric Co. Ltd. (Information Technology)                     -      117,477
      -        -    2,300        -      2,300 Sanyo Shinpan Finance Co. Ltd. (Finance)                             -       91,207
      -        -    1,700        -      1,700 Sazaby, Inc. (Consumer Discretionary)                                -       90,802
      -    1,000        -        -      1,000 Sekisui Chemical Co. Ltd. (Materials)                                -        3,828
      -    8,000        -        -      8,000 Sekisui House Ltd. (Consumer Discretionary)                          -       68,822
      -        -        -    4,000      4,000 Seven-Eleven Japan Co. Ltd. (Consumer Staples)                 194,553      194,553
      -    8,000        -        -      8,000 Sharp Corp. (Information technology)                                 -      109,999
      -    1,000   74,000        -     75,000 Shimizu Corp.  (Industrial & Commercial)                             -      355,683
      -        -        -    6,000      6,000 Shin-Etsu Chemical Co. Ltd. (Materials)                        240,845      240,845
      -        -   14,000        -     14,000 Shinko Securities Co. Ltd. (Finance)                                 -       48,493
      -    1,000        -        -      1,000 Shionogi & Co. Ltd. (Healthcare)                                     -       17,602
      -    2,000        -    8,000     10,000 Shiseido Co. Ltd. (Consumer Discretionary)                      89,087      111,359
      -    1,000        -        -      1,000 Shizuoka Bank Ltd. (Finance)                                         -        8,748
      -    1,000        -        -      1,000 Showa Denko K K (Materials)                                          -        2,242
      -    2,000        -        -      2,000 Showa Shell Sekiyu KK (Energy)                                       -       11,443
      -      700        -        -        700 SMC Corp. (Industrial & Commercial)                                  -       82,993
      -    2,500        -        -      2,500 Softbank Corp. (Finance)                                             -       95,092
      -    5,400        -   25,200     30,600 Sony Corp. (Information Technology)                          1,884,417    2,288,221
      -    9,000        -        -      9,000 Sumitomo Chemical Co. Ltd. (Materials)                                       48,072
      -    3,000        -   14,000     17,000 Sumitomo Corp. (Industrial & Commercial)                       103,330      125,472
      -    3,000        -        -      3,000 Sumitomo Electric Industries Ltd. (Information
                                               Technology)                                                         -       37,098

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
        North             Style                                                                                             North
        American Inter-   Select                                                                                            American
        Inter-   national Inter-                                                                              Matur-        Inter-
Global  national Small    national  Pro Forma                                                                 ity    Global national
Equity  Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------- -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ -------
      -    1,000        -        -      1,000 Sumitomo Marine & Fire (Finance)
      -    6,000        -        -      6,000 Sumitomo Metal Industries (Materials)
      -    1,000        -        -      1,000 Sumitomo Metal Mining Co. Ltd. (Materials)
      -    5,400        -   40,000     45,400 Sumitomo Mitsui Banking Corp. (Finance)
      -        -   12,000        -     12,000 Sumitomo Realty & Development (Real Estate)
      -    1,000   67,000        -     68,000 Taiheiyo Cement Corp. (Industrial & Commercial)
      -    2,000   18,000        -     20,000 Taisei Corp. (Industrial 7 Commercial)
      -    3,000        -        -      3,000 Taisho Pharmaceutical Co. Ltd. (Healthcare)
  5,000    4,000        -   10,700     19,700 Takeda Chemical Industries Ltd. (Healthcare)
  1,800      500        -        -      2,300 Takefuji Corp. (Finance)
      -        -        -    1,700      1,700 TDK Corp. (Information & Entertainment)
      -    3,000        -        -      3,000 Teijin Ltd. (Consumer Discretionary)
      -    1,900        -        -      1,900 Terumo Corp. (Healthcare)
      -    2,000        -        -      2,000 Tobu Railway Co. Ltd. (Consumer Discretionary)
      -        -   10,000        -     10,000 Toei Co. Ltd. (Information & Entertainment)
      -        -   11,000        -     11,000 Toho Titanium Co. Ltd. (Materials)
      -    6,600        -        -      6,600 Tohoku Electric Power (Utilities)
      -    8,000        -        -      8,000 Tokio Marine & Fire Insurance (Finance)
      -    1,000        -        -      1,000 Tokyo Broadcasting System, Inc. (Information &
                                               Entertainment)
      -   14,700        -        -     14,700 Tokyo Electric Power Co. (Utilities)
      -      700        -    3,000      3,700 Tokyo Electron Ltd. (Industrial & Commercial)
113,000    9,000        -        -    122,000 Tokyo Gas Co. Ltd. (Utilities)
      -        -   13,200        -     13,200 Tokyo Steel Manufacturing Co. Ltd. (Industrial &
                                               Commercial)
      -    1,000        -        -      1,000 Tokyu Corp. (Industrial & Commercial)
      -    4,000        -        -      4,000 Toppan Printing Co. Ltd. (Information & Entertainment)
      -    6,000        -        -      6,000 Toray Industries, Inc. (Consumer Discretionary)
      -   13,000        -   57,000     70,000 Toshiba Corp. (Information Technology)
      -    1,000        -        -      1,000 Tosoh Corp. (Materials)
      -    2,800        -        -      2,800 Toyobo Co. Ltd. (Consumer Discretionary)
      -   19,200        -        -     19,200 Toyota Motor Corp. (Consumer Discretionary)
      -    1,000        -        -      1,000 Ube Industries Ltd. (materials)
      -        -        -       16         16 UFJ Holdings, Inc.+ (Information Technology)
      -        -    4,000        -      4,000 Wacoal Corp. (Consumer Discretionary)
      -    2,000        -   15,000     17,000 Yamanouchi Pharmaceutical Co. Ltd. (Healthcare)
                                              Korea                                                                     0.0%    0.0%
      -        -        -    2,590      2,590 Samsung SDI Co. Ltd. (Information Technology)
      -        -        -    4,300      4,300 Samsung Electronics (Information Technology)
      -        -        -    3,481      3,481 Pohang Iron & Steel Co. Ltd. ADR (Materials)
      -        -        -    2,296      2,296 Korea Telecom Corp. ADR (Information Technology)
      -        -        -   10,320     10,320 Kookmin Bank (Finance)
                                              Luxembourg                                                                1.4%    0.0%
      -        -    7,025        -      7,025 Thiel Logistik AG+ (Information Technology)
  2,275        -        -      260      2,535 Societe Europeenne des Satellites (Information &
                                               Entertainment)
                                              Mexico                                                                    0.3%    0.0%
      -        -        -   44,000     44,000 Fomento Economico Mexicano SA de CV (Multi-Industry)
      -        -        -  154,844    154,844 Grupo Financiero Banamex Accival SA (Finance)
      -        -   51,425        -     51,425 Empressas ICA Sociedad Control SA (Finance)
  3,600        -        -    8,217     11,817 Cemex SA ADR (Industrial & Commercial)
      -        -        -    4,000      4,000 Grupo Iusacell SA de CV ADR+ (Information Technology)
      -        -        -   10,850     10,850 Grupo Televisa SA de CV ADR+ (Information &
                                               Entertainment)
      -        -    8,950        -      8,950 Grupo Aeroportuario de Sureste SA (Industrial &
                                               Commercial)
      -        -   36,950        -     36,950 Grupo Elektra SA (Consumer Discretionary)
      -        -        -    1,128      1,128 Telefonos de Mexico SA ADR (Utilities)
      -        -    2,350        -      2,350 Tubos de Acero de Mexico SA (Materials)
                                              Netherlands                                                               4.4%    5.9%
  9,000    4,506        -    2,588     16,094 ABN AMRO Holdings NV (Finance)
      -    4,961        -        -      4,961 Aegon NV (Finance)
      -      842        -      720      1,562 Akzo Nobel NV (Materials)
      -    1,656        -   11,160     12,816 ASM Lithography Holding NV+ (Information Technology)
      -        -      100        -        100 Boskalis Westminster (Industrial & Commercial)
      -      558        -   45,037     45,595 Buhrmann NV (Industrial & Commercial)
              Principal/Shares
---------------------------------------------
        North             Style                                                                                  Style
        American Inter-   Select                                                                       Inter-    Select
        Inter-   national Inter-                                                                       national  Inter-
Global  national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------- -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
      -    1,000        -        -      1,000 Sumitomo Marine & Fire (Finance)
      -    6,000        -        -      6,000 Sumitomo Metal Industries (Materials)
      -    1,000        -        -      1,000 Sumitomo Metal Mining Co. Ltd. (Materials)
      -    5,400        -   40,000     45,400 Sumitomo Mitsui Banking Corp. (Finance)
      -        -   12,000        -     12,000 Sumitomo Realty & Development (Real Estate)
      -    1,000   67,000        -     68,000 Taiheiyo Cement Corp. (Industrial & Commercial)
      -    2,000   18,000        -     20,000 Taisei Corp. (Industrial 7 Commercial)
      -    3,000        -        -      3,000 Taisho Pharmaceutical Co. Ltd. (Healthcare)
  5,000    4,000        -   10,700     19,700 Takeda Chemical Industries Ltd. (Healthcare)
  1,800      500        -        -      2,300 Takefuji Corp. (Finance)
      -        -        -    1,700      1,700 TDK Corp. (Information & Entertainment)
      -    3,000        -        -      3,000 Teijin Ltd. (Consumer Discretionary)
      -    1,900        -        -      1,900 Terumo Corp. (Healthcare)
      -    2,000        -        -      2,000 Tobu Railway Co. Ltd. (Consumer Discretionary)
      -        -   10,000        -     10,000 Toei Co. Ltd. (Information & Entertainment)
      -        -   11,000        -     11,000 Toho Titanium Co. Ltd. (Materials)
      -    6,600        -        -      6,600 Tohoku Electric Power (Utilities)
      -    8,000        -        -      8,000 Tokio Marine & Fire Insurance (Finance)
      -    1,000        -        -      1,000 Tokyo Broadcasting System, Inc. (Information &
                                               Entertainment)
      -   14,700        -        -     14,700 Tokyo Electric Power Co. (Utilities)
      -      700        -    3,000      3,700 Tokyo Electron Ltd. (Industrial & Commercial)
113,000    9,000        -        -    122,000 Tokyo Gas Co. Ltd. (Utilities)
      -        -   13,200        -     13,200 Tokyo Steel Manufacturing Co. Ltd. (Industrial &
                                               Commercial)
      -    1,000        -        -      1,000 Tokyu Corp. (Industrial & Commercial)
      -    4,000        -        -      4,000 Toppan Printing Co. Ltd. (Information & Entertainment)
      -    6,000        -        -      6,000 Toray Industries, Inc. (Consumer Discretionary)
      -   13,000        -   57,000     70,000 Toshiba Corp. (Information Technology)
      -    1,000        -        -      1,000 Tosoh Corp. (Materials)
      -    2,800        -        -      2,800 Toyobo Co. Ltd. (Consumer Discretionary)
      -   19,200        -        -     19,200 Toyota Motor Corp. (Consumer Discretionary)
      -    1,000        -        -      1,000 Ube Industries Ltd. (materials)
      -        -        -       16         16 UFJ Holdings, Inc.+ (Information Technology)
      -        -    4,000        -      4,000 Wacoal Corp. (Consumer Discretionary)
      -    2,000        -   15,000     17,000 Yamanouchi Pharmaceutical Co. Ltd. (Healthcare)
                                              Korea                                                         0.0%      1.2%      0.6%
      -        -        -    2,590      2,590 Samsung SDI Co. Ltd. (Information Technology)
      -        -        -    4,300      4,300 Samsung Electronics (Information Technology)
      -        -        -    3,481      3,481 Pohang Iron & Steel Co. Ltd. ADR (Materials)
      -        -        -    2,296      2,296 Korea Telecom Corp. ADR (Information Technology)
      -        -        -   10,320     10,320 Kookmin Bank (Finance)
                                              Luxembourg                                                    0.9%      0.0%      0.3%
      -        -    7,025        -      7,025 Thiel Logistik AG+ (Information Technology)
  2,275        -        -      260      2,535 Societe Europeenne des Satellites (Information &
                                               Entertainment)
                                              Mexico                                                        1.3%      1.2%      0.8%
      -        -        -   44,000     44,000 Fomento Economico Mexicano SA de CV (Multi-Industry)
      -        -        -  154,844    154,844 Grupo Financiero Banamex Accival SA (Finance)
      -        -   51,425        -     51,425 Empressas ICA Sociedad Control SA (Finance)
  3,600        -        -    8,217     11,817 Cemex SA ADR (Industrial & Commercial)
      -        -        -    4,000      4,000 Grupo Iusacell SA de CV ADR+ (Information Technology)
      -        -        -   10,850     10,850 Grupo Televisa SA de CV ADR+ (Information &
                                               Entertainment)
      -        -    8,950        -      8,950 Grupo Aeroportuario de Sureste SA (Industrial &
                                               Commercial)
      -        -   36,950        -     36,950 Grupo Elektra SA (Consumer Discretionary)
      -        -        -    1,128      1,128 Telefonos de Mexico SA ADR (Utilities)
      -        -    2,350        -      2,350 Tubos de Acero de Mexico SA (Materials)
                                              Netherlands                                                   1.8%      8.4%      6.6%
  9,000    4,506        -    2,588     16,094 ABN AMRO Holdings NV (Finance)
      -    4,961        -        -      4,961 Aegon NV (Finance)
      -      842        -      720      1,562 Akzo Nobel NV (Materials)
      -    1,656        -   11,160     12,816 ASM Lithography Holding NV+ (Information Technology)
      -        -      100        -        100 Boskalis Westminster (Industrial & Commercial)
      -      558        -   45,037     45,595 Buhrmann NV (Industrial & Commercial)
              Principal/Shares                                                                                  Market Value
---------------------------------------------                                                          --------------------------
        North             Style                                                                                North
        American Inter-   Select                                                                               American  Inter-
        Inter-   national Inter-                                                                               Inter-    national
Global  national Small    national  Pro Forma                                                          Global  national  Small
Equity  Equity   Cap      Equity    Combined                         Description                       Equity  Equity    Cap
------- -------- -------- --------  --------- -------------------------------------------------------- ------- --------- --------
      -    1,000        -        -      1,000 Sumitomo Marine & Fire (Finance)                               -     6,102        -
      -    6,000        -        -      6,000 Sumitomo Metal Industries (Materials)                          -     4,904        -
      -    1,000        -        -      1,000 Sumitomo Metal Mining Co. Ltd. (Materials)                     -     4,063        -
      -    5,400        -   40,000     45,400 Sumitomo Mitsui Banking Corp. (Finance)                        -    50,432        -
      -        -   12,000        -     12,000 Sumitomo Realty & Development (Real Estate)                    -         -   65,941
      -    1,000   67,000        -     68,000 Taiheiyo Cement Corp. (Industrial & Commercial)                -     2,331  156,161
      -    2,000   18,000        -     20,000 Taisei Corp. (Industrial 7 Commercial)                         -     5,600   50,403
      -    3,000        -        -      3,000 Taisho Pharmaceutical Co. Ltd. (Healthcare)                    -    58,997        -
  5,000    4,000        -   10,700     19,700 Takeda Chemical Industries Ltd. (Healthcare)             241,169   192,935        -
  1,800      500        -        -      2,300 Takefuji Corp. (Finance)                                 141,011    39,170        -
      -        -        -    1,700      1,700 TDK Corp. (Information & Entertainment)                        -         -        -
      -    3,000        -        -      3,000 Teijin Ltd. (Consumer Discretionary)                           -    15,393        -
      -    1,900        -        -      1,900 Terumo Corp. (Healthcare)                                      -    38,134        -
      -    2,000        -        -      2,000 Tobu Railway Co. Ltd. (Consumer Discretionary)                 -     6,167        -
      -        -   10,000        -     10,000 Toei Co. Ltd. (Information & Entertainment)                    -         -   45,482
      -        -   11,000        -     11,000 Toho Titanium Co. Ltd. (Materials)                             -         -   97,924
      -    6,600        -        -      6,600 Tohoku Electric Power (Utilities)                              -    92,565        -
      -    8,000        -        -      8,000 Tokio Marine & Fire Insurance (Finance)                        -    84,166        -
      -    1,000        -        -      1,000 Tokyo Broadcasting System, Inc. (Information &
                                               Entertainment)                                                -    22,417        -
      -   14,700        -        -     14,700 Tokyo Electric Power Co. (Utilities)                           -   350,949        -
      -      700        -    3,000      3,700 Tokyo Electron Ltd. (Industrial & Commercial)                  -    50,985        -
113,000    9,000        -        -    122,000 Tokyo Gas Co. Ltd. (Utilities)                           317,331    25,274        -
      -        -   13,200        -     13,200 Tokyo Steel Manufacturing Co. Ltd. (Industrial &
                                               Commercial)                                                   -         -   49,674
      -    1,000        -        -      1,000 Tokyu Corp. (Industrial & Commercial)                          -     5,746        -
      -    4,000        -        -      4,000 Toppan Printing Co. Ltd. (Information & Entertainment)         -    38,360        -
      -    6,000        -        -      6,000 Toray Industries, Inc. (Consumer Discretionary)                -    26,949        -
      -   13,000        -   57,000     70,000 Toshiba Corp. (Information Technology)                         -    85,324        -
      -    1,000        -        -      1,000 Tosoh Corp. (Materials)                                        -     2,857        -
      -    2,800        -        -      2,800 Toyobo Co. Ltd. (Consumer Discretionary)                       -     6,413        -
      -   19,200        -        -     19,200 Toyota Motor Corp. (Consumer Discretionary)                    -   638,627        -
      -    1,000        -        -      1,000 Ube Industries Ltd. (materials)                                -     2,290        -
      -        -        -       16         16 UFJ Holdings, Inc.+ (Information Technology)                   -         -        -
      -        -    4,000        -      4,000 Wacoal Corp. (Consumer Discretionary)                          -         -   39,526
      -    2,000        -   15,000     17,000 Yamanouchi Pharmaceutical Co. Ltd. (Healthcare)                -    55,355        -
                                              Korea
      -        -        -    2,590      2,590 Samsung SDI Co. Ltd. (Information Technology)                  -         -        -
      -        -        -    4,300      4,300 Samsung Electronics (Information Technology)                   -         -        -
      -        -        -    3,481      3,481 Pohang Iron & Steel Co. Ltd. ADR (Materials)                   -         -        -
      -        -        -    2,296      2,296 Korea Telecom Corp. ADR (Information Technology)               -         -        -
      -        -        -   10,320     10,320 Kookmin Bank (Finance)                                         -         -        -
                                              Luxembourg
      -        -    7,025        -      7,025 Thiel Logistik AG+ (Information Technology)                    -         -  170,159
  2,275        -        -      260      2,535 Societe Europeenne des Satellites (Information &
                                               Entertainment)                                          341,125         -        -
                                              Mexico
      -        -        -   44,000     44,000 Fomento Economico Mexicano SA de CV (Multi-Industry)           -         -        -
      -        -        -  154,844    154,844 Grupo Financiero Banamex Accival SA (Finance)                  -         -        -
      -        -   51,425        -     51,425 Empressas ICA Sociedad Control SA (Finance)                    -         -   18,049
  3,600        -        -    8,217     11,817 Cemex SA ADR (Industrial & Commercial)                    83,412         -        -
      -        -        -    4,000      4,000 Grupo Iusacell SA de CV ADR+ (Information Technology)          -         -        -
      -        -        -   10,850     10,850 Grupo Televisa SA de CV ADR+ (Information &
                                               Entertainment)                                                -         -        -
      -        -    8,950        -      8,950 Grupo Aeroportuario de Sureste SA (Industrial &
                                               Commercial)                                                   -         -  162,443
      -        -   36,950        -     36,950 Grupo Elektra SA (Consumer Discretionary)                      -         -   34,875
      -        -        -    1,128      1,128 Telefonos de Mexico SA ADR (Utilities)                         -         -        -
      -        -    2,350        -      2,350 Tubos de Acero de Mexico SA (Materials)                        -         -   31,514
                                              Netherlands
  9,000    4,506        -    2,588     16,094 ABN AMRO Holdings NV (Finance)                           181,265    90,753        -
      -    4,961        -        -      4,961 Aegon NV (Finance)                                             -   165,502        -
      -      842        -      720      1,562 Akzo Nobel NV (Materials)                                      -    35,075        -
      -    1,656        -   11,160     12,816 ASM Lithography Holding NV+ (Information Technology)           -    43,785        -
      -        -      100        -        100 Boskalis Westminster (Industrial & Commercial)                 -         -    2,950
      -      558        -   45,037     45,595 Buhrmann NV (Industrial & Commercial)                          -     9,253        -
              Principal/Shares
---------------------------------------------
        North             Style                                                                                Market Value
        American Inter-   Select                                                                       --------------------------
        Inter-   national Inter-                                                                       Style Select
Global  national Small    national  Pro Forma                                                          International    Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------- -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
      -    1,000        -        -      1,000 Sumitomo Marine & Fire (Finance)                                     -        6,102
      -    6,000        -        -      6,000 Sumitomo Metal Industries (Materials)                                -        4,904
      -    1,000        -        -      1,000 Sumitomo Metal Mining Co. Ltd. (Materials)                           -        4,063
      -    5,400        -   40,000     45,400 Sumitomo Mitsui Banking Corp. (Finance)                        373,569      424,001
      -        -   12,000        -     12,000 Sumitomo Realty & Development (Real Estate)                          -       65,941
      -    1,000   67,000        -     68,000 Taiheiyo Cement Corp. (Industrial & Commercial)                      -      158,492
      -    2,000   18,000        -     20,000 Taisei Corp. (Industrial 7 Commercial)                               -       56,003
      -    3,000        -        -      3,000 Taisho Pharmaceutical Co. Ltd. (Healthcare)                          -       58,997
  5,000    4,000        -   10,700     19,700 Takeda Chemical Industries Ltd. (Healthcare)                   516,101      950,205
  1,800      500        -        -      2,300 Takefuji Corp. (Finance)                                             -      180,181
      -        -        -    1,700      1,700 TDK Corp. (Information & Entertainment)                         98,782       98,782
      -    3,000        -        -      3,000 Teijin Ltd. (Consumer Discretionary)                                 -       15,393
      -    1,900        -        -      1,900 Terumo Corp. (Healthcare)                                            -       38,134
      -    2,000        -        -      2,000 Tobu Railway Co. Ltd. (Consumer Discretionary)                       -        6,167
      -        -   10,000        -     10,000 Toei Co. Ltd. (Information & Entertainment)                          -       45,482
      -        -   11,000        -     11,000 Toho Titanium Co. Ltd. (Materials)                                   -       97,924
      -    6,600        -        -      6,600 Tohoku Electric Power (Utilities)                                    -       92,565
      -    8,000        -        -      8,000 Tokio Marine & Fire Insurance (Finance)                              -       84,166
      -    1,000        -        -      1,000 Tokyo Broadcasting System, Inc. (Information &
                                               Entertainment)                                                      -       22,417
      -   14,700        -        -     14,700 Tokyo Electric Power Co. (Utilities)                                 -      350,949
      -      700        -    3,000      3,700 Tokyo Electron Ltd. (Industrial & Commercial)                  218,508      269,493
113,000    9,000        -        -    122,000 Tokyo Gas Co. Ltd. (Utilities)                                       -      342,605
      -        -   13,200        -     13,200 Tokyo Steel Manufacturing Co. Ltd. (Industrial &
                                               Commercial)                                                         -       49,674
      -    1,000        -        -      1,000 Tokyu Corp. (Industrial & Commercial)                                -        5,746
      -    4,000        -        -      4,000 Toppan Printing Co. Ltd. (Information & Entertainment)               -       38,360
      -    6,000        -        -      6,000 Toray Industries, Inc. (Consumer Discretionary)                      -       26,949
      -   13,000        -   57,000     70,000 Toshiba Corp. (Information Technology)                         374,111      459,435
      -    1,000        -        -      1,000 Tosoh Corp. (Materials)                                              -        2,857
      -    2,800        -        -      2,800 Toyobo Co. Ltd. (Consumer Discretionary)                             -        6,413
      -   19,200        -        -     19,200 Toyota Motor Corp. (Consumer Discretionary)                          -      638,627
      -    1,000        -        -      1,000 Ube Industries Ltd. (materials)                                      -        2,290
      -        -        -       16         16 UFJ Holdings, Inc.+ (Information Technology)                   115,114      115,114
      -        -    4,000        -      4,000 Wacoal Corp. (Consumer Discretionary)                                -       39,526
      -    2,000        -   15,000     17,000 Yamanouchi Pharmaceutical Co. Ltd. (Healthcare)                415,166      470,521
                                              Korea
      -        -        -    2,590      2,590 Samsung SDI Co. Ltd. (Information Technology)                  107,573      107,573
      -        -        -    4,300      4,300 Samsung Electronics (Information Technology)                   747,684      747,684
      -        -        -    3,481      3,481 Pohang Iron & Steel Co. Ltd. ADR (Materials)                    69,655       69,655
      -        -        -    2,296      2,296 Korea Telecom Corp. ADR (Information Technology)                63,438       63,438
      -        -        -   10,320     10,320 Kookmin Bank (Finance)                                         122,241      122,241
                                              Luxembourg
      -        -    7,025        -      7,025 Thiel Logistik AG+ (Information Technology)                          -      170,159
  2,275        -        -      260      2,535 Societe Europeenne des Satellites (Information &
                                               Entertainment)                                                 38,986      380,111
                                              Mexico
      -        -        -   44,000     44,000 Fomento Economico Mexicano SA de CV (Multi-Industry)           166,782      166,782
      -        -        -  154,844    154,844 Grupo Financiero Banamex Accival SA (Finance)                  284,438      284,438
      -        -   51,425        -     51,425 Empressas ICA Sociedad Control SA (Finance)                          -       18,049
  3,600        -        -    8,217     11,817 Cemex SA ADR (Industrial & Commercial)                         190,388      273,800
      -        -        -    4,000      4,000 Grupo Iusacell SA de CV ADR+ (Information Technology)           32,600       32,600
      -        -        -   10,850     10,850 Grupo Televisa SA de CV ADR+ (Information &
                                               Entertainment)                                                412,626      412,626
      -        -    8,950        -      8,950 Grupo Aeroportuario de Sureste SA (Industrial &
                                               Commercial)                                                         -      162,443
      -        -   36,950        -     36,950 Grupo Elektra SA (Consumer Discretionary)                            -       34,875
      -        -        -    1,128      1,128 Telefonos de Mexico SA ADR (Utilities)                          39,029       39,029
      -        -    2,350        -      2,350 Tubos de Acero de Mexico SA (Materials)                              -       31,514
                                              Netherlands
  9,000    4,506        -    2,588     16,094 ABN AMRO Holdings NV (Finance)                                  52,124      324,142
      -    4,961        -        -      4,961 Aegon NV (Finance)                                                   -      165,502
      -      842        -      720      1,562 Akzo Nobel NV (Materials)                                       29,993       65,068
      -    1,656        -   11,160     12,816 ASM Lithography Holding NV+ (Information Technology)           295,071      338,856
      -        -      100        -        100 Boskalis Westminster (Industrial & Commercial)                       -        2,950
      -      558        -   45,037     45,595 Buhrmann NV (Industrial & Commercial)                          746,835      756,088

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
        North             Style                                                                                             North
        American Inter-   Select                                                                                            American
        Inter-   national Inter-                                                                              Matur-        Inter-
Global  national Small    national  Pro Forma                                                                 ity    Global national
Equity  Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------- -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ -------
      -    2,932        -    6,270      9,202 Elsevier NV (Information & Entertainment)
      -        -        -      900        900 Equant NV (Information Technology)
      -        -        -   25,126     25,126 Fortis NV (Finance)
      -        -      925        -        925 Fugro NV (Industrial & Commercial)
      -    1,852        -        -      1,852 Getronics NV (Information Technology)
      -      509        -   21,476     21,985 Hagemeyer NV (Multi-industry)
      -        -    4,175        -      4,175 Hagemeyer NV (Multi-industry)
  3,675    3,945        -        -      7,620 Heijmans NV (Industrial & Commercial)
  1,700    3,417        -   25,468     30,585 ING Groep NV (Finance)
      -    3,944        -   35,580     39,524 Koninklijke (Royal) Philips Electronics NV (Information
                                               Technology)
      -    3,701        -   24,759     28,460 Koninklijke Ahold  NV (Consumer Discretionary)
      -    2,019        -    1,243      3,262 Koninklijke KPN NV (Utilities)
      -      117        -        -        117 OCE NV (Information Technology)
      -      330        -        -        330 Rodamco Europe NV (Finance)
      -   17,328        -    8,280     25,608 Royal Dutch Petroleum Co. (Energy)
  5,325    2,625        -    5,384     13,334 STMicroelectronics NV (Information technology)
      -             6,250        -      6,250 Teleplan International N.V. (Information Technology)
 11,825    2,976        -   14,271     29,072 TNT Post Group NV (Industrial & Commercial)
      -    7,298        -        -      7,298 Unilever NV (Consumer Staples)
      -                 -    1,110      1,110 United Pan Europe Communications NV, Class A+
                                               (Information & Entertainment)
      -      445        -        -        445 Vedior NV (Industrial & Commercial)
      -      500        -        -        500 Corio NV/VIB NV (Real Estate)
  2,600                 -   16,890     19,490 VNU NV (Information & Entertainment)
      -    1,293        -    7,397      8,690 Wolters Kluwer NV (Information & Entertainment)
                                              New Zealand                                                               0.0%    0.0%
      -    3,731        -        -      3,731 Carter Holt Harvey Ltd. (Materials)
                                              Norway                                                                    0.0%    0.0%
      -        -        -   27,550     27,550 DNB Holdings ASA (Finance)
      -      100        -        -        100 Elkem ASA (Materials)
      -        -    8,625        -      8,625 Farstad Shipping A/S (Energy)
      -        -   16,700        -     16,700 Fred. Olsen Energy ASA (Energy)
      -        -   10,125        -     10,125 Frontline Ltd. (Industrial & Commercial)
      -      200        -        -        200 Norske Skogindustrier A.S. (Materials)
      -      800        -    5,720      6,520 Orkla ASA (Consumer Staples)
      -        -   10,650        -     10,650 Smedvig A/S (Energy)
      -        -   14,200        -     14,200 Tandberg ASA (Information Technology)
      -        -    7,600        -      7,600 TGS Nopec Geophysical Company ASA (Energy)
                                              Poland                                                                    0.0%    0.0%
      -        -        -   13,246     13,246 Bank Polska Kasa Opieki SA ADR+* (Finance)
      -        -        -   64,998     64,998 Telekomunikacja Polska SA ADR* (Information Technology)
                                              Portugal                                                                  0.7%    0.3%
      -    4,084        -        -      4,084 Banco Commercial Portugues (Finance)
      -      393        -        -        393 Banco Espirito Santo SA (Finance)
      -    3,576        -        -      3,576 BPI-SGPS SA (Finance)
 18,500    2,155        -        -     20,655 Brisa-Auto Estradas de Portugal SA (Industrial &
                                               Commercial)
      -   23,405        -        -     23,405 Electricidade de Portugal SA (Utilities)
      -      565        -    3,628      4,193 Jeronimo Martins SGPS SA (Consumer Staples)
      -    3,300        -        -      3,300 Portucel Empresa Produtore de Pasta e Papel SA
                                               (Materials)
      -    1,598        -   59,877     61,475 Portugal Telecom SGPS SA (Utilities)
      -      246        -        -        246 PT Multimedia.com (Information Technology)
      -    1,660        -        -      1,660 Sonae SGPS SA (Consumer Discretionary)
                                              Russia                                                                    0.0%    0.0%
      -        -        -      946        946 Lukoil Holdings ADR (Energy)
      -        -        -    2,408      2,408 Lukoil Holdings ADR* (Energy)
                                              Singapore                                                                 0.7%    0.7%
      -    8,000        -        -      8,000 Capital Land Ltd. (real Estate)
      -    1,000        -        -      1,000 Chartered Semiconductors Mfg. Ltd. (Information
                                               technology)
      -    4,000        -        -      4,000 City Developments Ltd. (Real Estate)
      -      100        -        -        100 Creative Technology Ltd. (Information Technology)
      -    2,000        -        -      2,000 Cycle & Carriage Ltd. (Consumer Discretionary)
      -    5,815        -    5,000     10,815 DBS Group Holdings Ltd. (Finance)
              Principal/Shares
---------------------------------------------
        North             Style                                                                                  Style
        American Inter-   Select                                                                       Inter-    Select
        Inter-   national Inter-                                                                       national  Inter-
Global  national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------- -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
      -    2,932        -    6,270      9,202 Elsevier NV (Information & Entertainment)
      -        -        -      900        900 Equant NV (Information Technology)
      -        -        -   25,126     25,126 Fortis NV (Finance)
      -        -      925        -        925 Fugro NV (Industrial & Commercial)
      -    1,852        -        -      1,852 Getronics NV (Information Technology)
      -      509        -   21,476     21,985 Hagemeyer NV (Multi-industry)
      -        -    4,175        -      4,175 Hagemeyer NV (Multi-industry)
  3,675    3,945        -        -      7,620 Heijmans NV (Industrial & Commercial)
  1,700    3,417        -   25,468     30,585 ING Groep NV (Finance)
      -    3,944        -   35,580     39,524 Koninklijke (Royal) Philips Electronics NV (Information
                                               Technology)
      -    3,701        -   24,759     28,460 Koninklijke Ahold  NV (Consumer Discretionary)
      -    2,019        -    1,243      3,262 Koninklijke KPN NV (Utilities)
      -      117        -        -        117 OCE NV (Information Technology)
      -      330        -        -        330 Rodamco Europe NV (Finance)
      -   17,328        -    8,280     25,608 Royal Dutch Petroleum Co. (Energy)
  5,325    2,625        -    5,384     13,334 STMicroelectronics NV (Information technology)
      -             6,250        -      6,250 Teleplan International N.V. (Information Technology)
 11,825    2,976        -   14,271     29,072 TNT Post Group NV (Industrial & Commercial)
      -    7,298        -        -      7,298 Unilever NV (Consumer Staples)
      -                 -    1,110      1,110 United Pan Europe Communications NV, Class A+
                                               (Information & Entertainment
      -      445        -        -        445 Vedior NV (Industrial & Commercial)
      -      500        -        -        500 Corio NV/VIB NV (Real Estate)
  2,600                 -   16,890     19,490 VNU NV (Information & Entertainment)
      -    1,293        -    7,397      8,690 Wolters Kluwer NV (Information & Entertainment)
                                              New Zealand                                                   0.0%      0.0%      0.0%
      -    3,731        -        -      3,731 Carter Holt Harvey Ltd. (Materials)
                                              Norway                                                        4.2%      0.2%      0.6%
      -        -        -   27,550     27,550 DNB Holdings ASA (Finance)
      -      100        -        -        100 Elkem ASA (Materials)
      -        -    8,625        -      8,625 Farstad Shipping A/S (Energy)
      -        -   16,700        -     16,700 Fred. Olsen Energy ASA (Energy)
      -        -   10,125        -     10,125 Frontline Ltd. (Industrial & Commercial)
      -      200        -        -        200 Norske Skogindustrier A.S. (Materials)
      -      800        -    5,720      6,520 Orkla ASA (Consumer Staples)
      -        -   10,650        -     10,650 Smedvig A/S (Energy)
      -        -   14,200        -     14,200 Tandberg ASA (Information Technology)
      -        -    7,600        -      7,600 TGS Nopec Geophysical Company ASA (Energy)
                                              Poland                                                        0.0%      0.6%      0.3%
      -        -        -   13,246     13,246 Bank Polska Kasa Opieki SA ADR+* (Finance)
      -        -        -   64,998     64,998 Telekomunikacja Polska SA ADR* (Information Technology)
                                              Portugal                                                      0.0%      0.7%      0.5%
      -    4,084        -        -      4,084 Banco Commercial Portugues (Finance)
      -      393        -        -        393 Banco Espirito Santo SA (Finance)
      -    3,576        -        -      3,576 BPI-SGPS SA (Finance)
 18,500    2,155        -        -     20,655 Brisa-Auto Estradas de Portugal SA (Industrial &
                                               Commercial)
      -   23,405        -        -     23,405 Electricidade de Portugal SA (Utilities)
      -      565        -    3,628      4,193 Jeronimo Martins SGPS SA (Consumer Staples)
      -    3,300        -        -      3,300 Portucel Empresa Produtore de Pasta e Papel SA
                                               (Materials)
      -    1,598        -   59,877     61,475 Portugal Telecom SGPS SA (Utilities)
      -      246        -        -        246 PT Multimedia.com (Information Technology)
      -    1,660        -        -      1,660 Sonae SGPS SA (Consumer Discretionary)
                                              Russia                                                        0.0%      0.2%      0.1%
      -        -        -      946        946 Lukoil Holdings ADR (Energy)
      -        -        -    2,408      2,408 Lukoil Holdings ADR* (Energy)
                                              Singapore                                                     0.0%      0.5%      0.5%
      -    8,000        -        -      8,000 Capital Land Ltd. (real Estate)
      -    1,000        -        -      1,000 Chartered Semiconductors Mfg. Ltd. (Information
                                               technology)
      -    4,000        -        -      4,000 City Developments Ltd. (Real Estate)
      -      100        -        -        100 Creative Technology Ltd. (Information Technology)
      -    2,000        -        -      2,000 Cycle & Carriage Ltd. Consumer Discretionary)
      -    5,815        -    5,000     10,815 DBS Group Holdings Ltd. (Finance)
              Principal/Shares                                                                                   Market Value
---------------------------------------------                                                           --------------------------
        North             Style                                                                                 North
        American Inter-   Select                                                                                American  Inter-
        Inter-   national Inter-                                                                                Inter-    national
Global  national Small    national  Pro Forma                                                           Global  national  Small
Equity  Equity   Cap      Equity    Combined                         Description                        Equity  Equity    Cap
------- -------- -------- --------  --------- --------------------------------------------------------  ------- --------- --------
      -    2,932        -    6,270      9,202 Elsevier NV (Information & Entertainment)                       -    40,140        -
      -        -        -      900        900 Equant NV (Information Technology)                              -         -        -
      -        -        -   25,126     25,126 Fortis NV (Finance)                                             -         -        -
      -        -      925        -        925 Fugro NV (Industrial & Commercial)                              -         -   58,680
      -    1,852        -        -      1,852 Getronics NV (Information Technology)                           -     9,005        -
      -      509        -   21,476     21,985 Hagemeyer NV (Multi-industry)                                   -    10,184        -
      -        -    4,175        -      4,175 Hagemeyer NV (Multi-industry)                                   -         -   88,902
  3,675    3,945        -        -      7,620 Heijmans NV (Industrial & Commercial)                     190,585   204,587        -
  1,700    3,417        -   25,468     30,585 ING Groep NV (Finance)                                    116,096   233,353        -
      -    3,944        -   35,580     39,524 Koninklijke (Royal) Philips Electronics NV (Information
                                               Technology)                                                    -   115,862        -
      -    3,701        -   24,759     28,460 Koninklijke Ahold  NV (Consumer Discretionary)                  -   114,930        -
      -    2,019        -    1,243      3,262 Koninklijke KPN NV (Utilities)                                  -    24,685        -
      -      117        -        -        117 OCE NV (Information Technology)                                 -     1,370        -
      -      330        -        -        330 Rodamco Europe NV (Finance)                                     -    12,444        -
      -   17,328        -    8,280     25,608 Royal Dutch Petroleum Co. (Energy)                              - 1,036,227        -
  5,325    2,625        -    5,384     13,334 STMicroelectronics NV (Information technology)            214,732   105,854        -
      -             6,250        -      6,250 Teleplan International N.V. (Information Technology)            -         -  198,522
 11,825    2,976        -   14,271     29,072 TNT Post Group NV (Industrial & Commercial)               278,555    70,104        -
      -    7,298        -        -      7,298 Unilever NV (Consumer Staples)                                  -   413,115        -
      -                 -    1,110      1,110 United Pan Europe Communications NV, Class A+
                                               (Information & Entertainment                                   -         -        -
      -      445        -        -        445 Vedior NV (Industrial & Commercial)                             -     4,541        -
      -      500        -        -        500 Corio NV/VIB NV (Real Estate)                                   -    11,778        -
  2,600                 -   16,890     19,490 VNU NV (Information & Entertainment)                      108,076         -        -
      -    1,293        -    7,397      8,690 Wolters Kluwer NV (Information & Entertainment)                 -    35,770        -
                                              New Zealand
      -    3,731        -        -      3,731 Carter Holt Harvey Ltd. (Materials)                             -     2,821        -
                                              Norway
      -        -        -   27,550     27,550 DNB Holdings ASA (Finance)                                      -         -        -
      -      100        -        -        100 Elkem ASA (Materials)                                           -     1,912        -
      -        -    8,625        -      8,625 Farstad Shipping A/S (Energy)                                   -         -   46,445
      -        -   16,700        -     16,700 Fred. Olsen Energy ASA (Energy)                                 -         -  149,574
      -        -   10,125        -     10,125 Frontline Ltd. (Industrial & Commercial)                        -         -  200,286
      -      200        -        -        200 Norske Skogindustrier A.S. (Materials)                          -     3,253        -
      -      800        -    5,720      6,520 Orkla ASA (Consumer Staples)                                    -    14,726        -
      -        -   10,650        -     10,650 Smedvig A/S (Energy)                                            -         -  101,239
      -        -   14,200        -     14,200 Tandberg ASA (Information Technology)                           -         -  174,779
      -        -    7,600        -      7,600 TGS Nopec Geophysical Company ASA (Energy)                      -         -  127,787
                                              Poland
      -        -        -   13,246     13,246 Bank Polska Kasa Opieki SA ADR+* (Finance)                      -         -        -
      -        -        -   64,998     64,998 Telekomunikacja Polska SA ADR* (Information Technology)         -         -        -
                                              Portugal
      -    4,084        -        -      4,084 Banco Commercial Portugues (Finance)                            -    17,538        -
      -      393        -        -        393 Banco Espirito Santo SA (Finance)                               -     5,335        -
      -    3,576        -        -      3,576 BPI-SGPS SA (Finance)                                           -    10,280        -
 18,500    2,155        -        -     20,655 Brisa-Auto Estradas de Portugal SA (Industrial &
                                               Commercial)                                              172,512    20,095        -
      -   23,405        -        -     23,405 Electricidade de Portugal SA (Utilities)                        -    63,544        -
      -      565        -    3,628      4,193 Jeronimo Martins SGPS SA (Consumer Staples)                     -     3,910        -
      -    3,300        -        -      3,300 Portucel Empresa Produtore de Pasta e Papel SA
                                               (Materials)                                                    -     3,514        -
      -    1,598        -   59,877     61,475 Portugal Telecom SGPS SA (Utilities)                            -    15,511        -
      -      246        -        -        246 PT Multimedia.com (Information Technology)                      -       812        -
      -    1,660        -        -      1,660 Sonae SGPS SA (Consumer Discretionary)                          -     1,664        -
                                              Russia
      -        -        -      946        946 Lukoil Holdings ADR (Energy)                                    -         -        -
      -        -        -    2,408      2,408 Lukoil Holdings ADR* (Energy)                                   -         -        -
                                              Singapore
      -    8,000        -        -      8,000 Capital Land Ltd. (real Estate)                                 -    10,104        -
      -    1,000        -        -      1,000 Chartered Semiconductors Mfg. Ltd. (Information
                                               technology)                                                    -     3,075        -
      -    4,000        -        -      4,000 City Developments Ltd. (Real Estate)                            -    14,058        -
      -      100        -        -        100 Creative Technology Ltd. (Information Technology)               -       923        -
      -    2,000        -        -      2,000 Cycle & Carriage Ltd. Consumer Discretionary)                   -     3,624        -
      -    5,815        -    5,000     10,815 DBS Group Holdings Ltd. (Finance)                               -    50,773        -
              Principal/Shares
---------------------------------------------
        North             Style                                                                                Market Value
        American Inter-   Select                                                                       --------------------------
        Inter-   national Inter-                                                                       Style Select
Global  national Small    national  Pro Forma                                                          International    Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------- -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
      -    2,932        -    6,270      9,202 Elsevier NV (Information & Entertainment)                       85,838      125,978
      -        -        -      900        900 Equant NV (Information Technology)                              23,916       23,916
      -        -        -   25,126     25,126 Fortis NV (Finance)                                            652,294      652,294
      -        -      925        -        925 Fugro NV (Industrial & Commercial)                                   -       58,680
      -    1,852        -        -      1,852 Getronics NV (Information Technology)                                -        9,005
      -      509        -   21,476     21,985 Hagemeyer NV (Multi-industry)                                  429,681      439,865
      -        -    4,175        -      4,175 Hagemeyer NV (Multi-industry)                                        -       88,902
  3,675    3,945        -        -      7,620 Heijmans NV (Industrial & Commercial)                                -      395,172
  1,700    3,417        -   25,468     30,585 ING Groep NV (Finance)                                       1,739,251    2,088,700
      -    3,944        -   35,580     39,524 Koninklijke (Royal) Philips Electronics NV (Information
                                               Technology)                                                 1,045,228    1,161,090
      -    3,701        -   24,759     28,460 Koninklijke Ahold  NV (Consumer Discretionary)                 768,860      883,790
      -    2,019        -    1,243      3,262 Koninklijke KPN NV (Utilities)                                  15,197       39,882
      -      117        -        -        117 OCE NV (Information Technology)                                      -        1,370
      -      330        -        -        330 Rodamco Europe NV (Finance)                                          -       12,444
      -   17,328        -    8,280     25,608 Royal Dutch Petroleum Co. (Energy)                             495,149    1,531,376
  5,325    2,625        -    5,384     13,334 STMicroelectronics NV (Information technology)                 217,113      537,699
      -             6,250        -      6,250 Teleplan International N.V. (Information Technology)                 -      198,522
 11,825    2,976        -   14,271     29,072 TNT Post Group NV (Industrial & Commercial)                    336,175      684,834
      -    7,298        -        -      7,298 Unilever NV (Consumer Staples)                                       -      413,115
      -                 -    1,110      1,110 United Pan Europe Communications NV, Class A+
                                               (Information & Entertainment                                    6,894        6,894
      -      445        -        -        445 Vedior NV (Industrial & Commercial)                                  -        4,541
      -      500        -        -        500 Corio NV/VIB NV (Real Estate)                                        -       11,778
  2,600                 -   16,890     19,490 VNU NV (Information & Entertainment)                           702,078      810,154
      -    1,293        -    7,397      8,690 Wolters Kluwer NV (Information & Entertainment)                204,634      240,404
                                              New Zealand
      -    3,731        -        -      3,731 Carter Holt Harvey Ltd. (Materials)                                  -        2,821
                                              Norway
      -        -        -   27,550     27,550 DNB Holdings ASA (Finance)                                     121,106      121,106
      -      100        -        -        100 Elkem ASA (Materials)                                                -        1,912
      -        -    8,625        -      8,625 Farstad Shipping A/S (Energy)                                        -       46,445
      -        -   16,700        -     16,700 Fred. Olsen Energy ASA (Energy)                                      -      149,574
      -        -   10,125        -     10,125 Frontline Ltd. (Industrial & Commercial)                             -      200,286
      -      200        -        -        200 Norske Skogindustrier A.S. (Materials)                               -        3,253
      -      800        -    5,720      6,520 Orkla ASA (Consumer Staples)                                   105,291      120,017
      -        -   10,650        -     10,650 Smedvig A/S (Energy)                                                 -      101,239
      -        -   14,200        -     14,200 Tandberg ASA (Information Technology)                                -      174,779
      -        -    7,600        -      7,600 TGS Nopec Geophysical Company ASA (Energy)                           -      127,787
                                              Poland
      -        -        -   13,246     13,246 Bank Polska Kasa Opieki SA ADR+* (Finance)                     225,182      225,182
      -        -        -   64,998     64,998 Telekomunikacja Polska SA ADR* (Information Technology)        351,028      351,028
                                              Portugal
      -    4,084        -        -      4,084 Banco Commercial Portugues (Finance)                                 -       17,538
      -      393        -        -        393 Banco Espirito Santo SA (Finance)                                    -        5,335
      -    3,576        -        -      3,576 BPI-SGPS SA (Finance)                                                -       10,280
 18,500    2,155        -        -     20,655 Brisa-Auto Estradas de Portugal SA (Industrial &
                                               Commercial)                                                         -      192,607
      -   23,405        -        -     23,405 Electricidade de Portugal SA (Utilities)                             -       63,544
      -      565        -    3,628      4,193 Jeronimo Martins SGPS SA (Consumer Staples)                     25,108       29,018
      -    3,300        -        -      3,300 Portucel Empresa Produtore de Pasta e Papel SA
                                               (Materials)                                                         -        3,514
      -    1,598        -   59,877     61,475 Portugal Telecom SGPS SA (Utilities)                           581,197      596,708
      -      246        -        -        246 PT Multimedia.com (Information Technology)                           -          812
      -    1,660        -        -      1,660 Sonae SGPS SA (Consumer Discretionary)                               -        1,664
                                              Russia
      -        -        -      946        946 Lukoil Holdings ADR (Energy)                                    39,496       39,496
      -        -        -    2,408      2,408 Lukoil Holdings ADR* (Energy)                                  100,534      100,534
                                              Singapore
      -    8,000        -        -      8,000 Capital Land Ltd. (real Estate)                                      -       10,104
      -    1,000        -        -      1,000 Chartered Semiconductors Mfg. Ltd. (Information
                                               technology)                                                         -        3,075
      -    4,000        -        -      4,000 City Developments Ltd. (Real Estate)                                 -       14,058
      -      100        -        -        100 Creative Technology Ltd. (Information Technology)                    -          923
      -    2,000        -        -      2,000 Cycle & Carriage Ltd. Consumer Discretionary)                        -        3,624
      -    5,815        -    5,000     10,815 DBS Group Holdings Ltd. (Finance)                               43,657       94,430

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
        North             Style                                                                                             North
        American Inter-   Select                                                                                            American
        Inter-   national Inter-                                                                              Matur-        Inter-
Global  national Small    national  Pro Forma                                                                 ity    Global national
Equity  Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------- -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ -------
      -    2,000        -        -      2,000 First Capital Corp. (Singap) (Real Estate)
  6,350        -        -    3,400      9,750 Flextronics International Ltd. (Information Technology)
      -    2,000        -        -      2,000 Fraser & Neave Ltd. (Consumer Staples)
      -    5,000        -        -      5,000 Hotel Properties Ltd. (Information & Entertainment)
      -    3,000        -        -      3,000 Keppel Corp. (Multi-industry)
      -    4,000        -        -      4,000 Neptune Orient Lines (Industrial & Commercial)
      -    5,400        -        -      5,400 Oversea-Chinese Banking Corp (Finance)
      -    6,000        -        -      6,000 Parkway Holdings Ltd. (Healthcare)
      -   11,000        -        -     11,000 Sembcorp Industries Ltd. (Industrial & Commercial)
      -    7,000        -        -      7,000 Singapore Airlines Ltd. (Industrial & Commercial)
      -    2,000        -        -      2,000 Singapore Press Holdings (Information & Entertainment)
      -   18,000        -        -     18,000 Singapore Technologies Engineering Ltd. (Industrial &
                                               Commercial)
      -   16,900        -   39,000     55,900 Singapore Telecommunications (Information Technology)
      -    9,000        -        -      9,000 United Industrial Corp. Ltd. (Real Estate)
      -    4,336        -   40,512     44,848 United Overseas Bank Ltd. (Finance)
      -    4,000        -        -      4,000 United Overseas Land Ltd. (Real Estate)
                                              South Korea                                                               0.0%    0.0%
      -        -    2,376        -      2,376 Duzon Digital Ware Co. Ltd. (Information Technology)
      -        -   29,530        -     29,530 Good Morning Securities Co. Ltd. (Finance)
      -        -    4,290        -      4,290 Humax Co. Ltd. (Information Technology)
      -        -   15,420        -     15,420 Hyundai Mobis (Consumer Discretionary)
      -        -    3,600        -      3,600 KorAm Bank (Finance)
      -        -    2,240        -      2,240 LG Home Shopping, Inc. (Consumer Discretionary)
      -        -      100        -        100 LG Household & Health Care Ltd. (Healthcare)
      -        -    2,180        -      2,180 NCSoft Corp. (Information Technology)
      -        -   38,300        -     38,300 Trigem Computer, Inc. (Information Technology)
                                              Spain                                                                     1.1%    3.6%
      -      256        -        -        256 Acerinox SA (Materials)
      -      674    6,400        -      7,074 ACS, Actividades Cons y Serv (Industrial & Commercial)
      -    1,807        -        -      1,807 Aguas de Barcelona (Gen De) (Utilities)
      -    3,322        -        -      3,322 Altadis SA (Consumer Staples)
      -    2,910        -        -      2,910 Autopistas Concesionaria Espanola SA (Industrial &
                                               Commercial)
      -   15,537        -   70,584     86,121 Banco Bilbao Vizcaya Argentaria SA (Finance)
      -        -        -   15,043     15,043 Banco Popular Espanol (Finance)
 27,825   15,621        -   28,875     72,321 Banco Santander Central Hispano SA (Finance)
      -      524        -        -        524 Corporacion Mapfre Compania Internacional DE Reaseguros
                                               (Finance)
      -      359        -        -        359 Ebro Puleva SA (Consumer Staples)
      -   12,237        -    9,895     22,132 Endesa SA (Utilities)
      -    1,026        -        -      1,026 Fomento de Construcciones Y Contratas SA (Industrial &
                                               Commercial)
      -    5,676        -        -      5,676 Gas Natural SDG SA (Utilities)
      -    1,931    6,825        -      8,756 Grupo Dragados SA (Industrial & Commercial)
      -        -   10,375        -     10,375 Grupo Ferrovial SA (Industrial & Commercial)
      -   11,410        -   46,480     57,890 Iberdrola SA (Utilities)
      -    1,641        -        -      1,641 Inmobiliaria Colonial (Real Estate)
      -       71      435        -        506 Metrovacesa SA (Real Estate)
      -    1,928        -        -      1,928 Metrovacesa SA (Real Estate)
      -        -    4,600        -      4,600 NH Hoteles S.A. (Information & Entertainment)
      -    9,908        -    9,695     19,603 Repsol YPF SA (Energy)
      -    1,076        -        -      1,076 Sol Melia SA (Information & Entertainment)
      -   17,829        -   51,769     69,598 Telefonica SA (Utilities)
      -        9        -    2,302      2,311 Telefonica SA ADR+ (Utilities)
      -    2,488        -        -      2,488 Telepizza (Consumer Discretionary)
      -    3,790        -        -      3,790 Union Fenosa SA (Utilities)
      -    6,399        -        -      6,399 Vallehermoso SA (Real Estate)
      -      539        -        -        539 Zardoya-Otis SA (Industrial & Commercial)
                                              Sweden                                                                    1.0%    2.2%
 13,400        -        -        -     13,400 Assa Abloy AB (Materials)
      -      159    3,700        -      3,859 Assidoman AB (Materials)
      -      800        -        -        800 Atlas Copco AB (Industrial & Commercial)
      -    1,300        -        -      1,300 Atlas Copco AB (Industrial & Commercial)
      -        -    2,600        -      2,600 Autoliv, Inc. (Consumer Discretionary)
              Principal/Shares
---------------------------------------------
        North             Style                                                                                  Style
        American Inter-   Select                                                                       Inter-    Select
        Inter-   national Inter-                                                                       national  Inter-
Global  national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------- -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
      -    2,000        -        -      2,000 First Capital Corp. (Singap) (Real Estate)
  6,350        -        -    3,400      9,750 Flextronics International Ltd. (Information Technology)
      -    2,000        -        -      2,000 Fraser & Neave Ltd. (Consumer Staples)
      -    5,000        -        -      5,000 Hotel Properties Ltd. (Information & Entertainment)
      -    3,000        -        -      3,000 Keppel Corp. (Multi-industry)
      -    4,000        -        -      4,000 Neptune Orient Lines (Industrial & Commercial)
      -    5,400        -        -      5,400 Oversea-Chinese Banking Corp (Finance)
      -    6,000        -        -      6,000 Parkway Holdings Ltd. (Healthcare)
      -   11,000        -        -     11,000 Sembcorp Industries Ltd. (Industrial & Commercial)
      -    7,000        -        -      7,000 Singapore Airlines Ltd. (Industrial & Commercial)
      -    2,000        -        -      2,000 Singapore Press Holdings (Information & Entertainment)
      -   18,000        -        -     18,000 Singapore Technologies Engineering Ltd. (Industrial &
                                               Commercial)
      -   16,900        -   39,000     55,900 Singapore Telecommunications (Information Technology)
      -    9,000        -        -      9,000 United Industrial Corp. Ltd. (Real Estate)
      -    4,336        -   40,512     44,848 United Overseas Bank Ltd. (Finance)
      -    4,000        -        -      4,000 United Overseas Land Ltd. (Real Estate)
                                              South Korea                                                   4.6%      0.0%      0.5%
      -        -    2,376        -      2,376 Duzon Digital Ware Co. Ltd. (Information Technology)
      -        -   29,530        -     29,530 Good Morning Securities Co. Ltd. (Finance)
      -        -    4,290        -      4,290 Humax Co. Ltd. (Information Technology)
      -        -   15,420        -     15,420 Hyundai Mobis (Consumer Discretionary)
      -        -    3,600        -      3,600 KorAm Bank (Finance)
      -        -    2,240        -      2,240 LG Home Shopping, Inc. (Consumer Discretionary)
      -        -      100        -        100 LG Household & Health Care Ltd. (Healthcare)
      -        -    2,180        -      2,180 NCSoft Corp. (Information Technology)
      -        -   38,300        -     38,300 Trigem Computer, Inc. (Information Technology)
                                              Spain                                                         2.6%      4.1%      3.4%
      -      256        -        -        256 Acerinox SA (Materials)
      -      674    6,400        -      7,074 ACS, Actividades Cons y Serv (Industrial & Commercial)
      -    1,807        -        -      1,807 Aguas de Barcelona (Gen De) (Utilities)
      -    3,322        -        -      3,322 Altadis SA (Consumer Staples)
      -    2,910        -        -      2,910 Autopistas Concesionaria Espanola SA (Industrial &
                                               Commercial)
      -   15,537        -   70,584     86,121 Banco Bilbao Vizcaya Argentaria SA (Finance)
      -        -        -   15,043     15,043 Banco Popular Espanol (Finance)
 27,825   15,621        -   28,875     72,321 Banco Santander Central Hispano SA (Finance)
      -      524        -        -        524 Corporacion Mapfre Compania Internacional DE Reaseguros
                                               (Finance)
      -      359        -        -        359 Ebro Puleva SA (Consumer Staples)
      -   12,237        -    9,895     22,132 Endesa SA (Utilities)
      -    1,026        -        -      1,026 Fomento de Construcciones Y Contratas SA (Industrial &
                                               Commercial)
      -    5,676        -        -      5,676 Gas Natural SDG SA (Utilities)
      -    1,931    6,825        -      8,756 Grupo Dragados SA (Industrial & Commercial)
      -        -   10,375        -     10,375 Grupo Ferrovial SA (Industrial & Commercial)
      -   11,410        -   46,480     57,890 Iberdrola SA (Utilities)
      -    1,641        -        -      1,641 Inmobiliaria Colonial (Real Estate)
      -       71      435        -        506 Metrovacesa SA (Real Estate)
      -    1,928        -        -      1,928 Metrovacesa SA (Real Estate)
      -        -    4,600        -      4,600 NH Hoteles S.A. (Information & Entertainment)
      -    9,908        -    9,695     19,603 Repsol YPF SA (Energy)
      -    1,076        -        -      1,076 Sol Melia SA (Information & Entertainment)
      -   17,829        -   51,769     69,598 Telefonica SA (Utilities)
      -        9        -    2,302      2,311 Telefonica SA ADR+ (Utilities)
      -    2,488        -        -      2,488 Telepizza (Consumer Discretionary)
      -    3,790        -        -      3,790 Union Fenosa SA (Utilities)
      -    6,399        -        -      6,399 Vallehermoso SA (Real Estate)
      -      539        -        -        539 Zardoya-Otis SA (Industrial & Commercial)
                                              Sweden                                                        3.2%      1.6%      1.8%
 13,400        -        -        -     13,400 Assa Abloy AB (Materials)
      -      159    3,700        -      3,859 Assidoman AB (Materials)
      -      800        -        -        800 Atlas Copco AB (Industrial & Commercial)
      -    1,300        -        -      1,300 Atlas Copco AB (Industrial & Commercial)
      -        -    2,600        -      2,600 Autoliv, Inc. (Consumer Discretionary)
              Principal/Shares                                                                                  Market Value
---------------------------------------------                                                          --------------------------
        North             Style                                                                                North
        American Inter-   Select                                                                               American  Inter-
        Inter-   national Inter-                                                                               Inter-    national
Global  national Small    national  Pro Forma                                                          Global  national  Small
Equity  Equity   Cap      Equity    Combined                         Description                       Equity  Equity    Cap
------- -------- -------- --------  --------- -------------------------------------------------------- ------- --------- --------
      -    2,000        -        -      2,000 First Capital Corp. (Singap) (Real Estate)                     -     1,186        -
  6,350        -        -    3,400      9,750 Flextronics International Ltd. (Information Technology)  170,752         -        -
      -    2,000        -        -      2,000 Fraser & Neave Ltd. (Consumer Staples)                         -     8,018        -
      -    5,000        -        -      5,000 Hotel Properties Ltd. (Information & Entertainment)            -     4,119        -
      -    3,000        -        -      3,000 Keppel Corp. (Multi-industry)                                  -     5,173        -
      -    4,000        -        -      4,000 Neptune Orient Lines (Industrial & Commercial)                 -     3,317        -
      -    5,400        -        -      5,400 Oversea-Chinese Banking Corp (Finance)                         -    32,619        -
      -    6,000        -        -      6,000 Parkway Holdings Ltd. (Healthcare)                             -     3,262        -
      -   11,000        -        -     11,000 Sembcorp Industries Ltd. (Industrial & Commercial)             -     9,605        -
      -    7,000        -        -      7,000 Singapore Airlines Ltd. (Industrial & Commercial)              -    55,739        -
      -    2,000        -        -      2,000 Singapore Press Holdings (Information & Entertainment)         -    22,954        -
      -   18,000        -        -     18,000 Singapore Technologies Engineering Ltd. (Industrial &
                                               Commercial)                                                   -    26,985        -
      -   16,900        -   39,000     55,900 Singapore Telecommunications (Information Technology)          -    16,891        -
      -    9,000        -        -      9,000 United Industrial Corp. Ltd. (Real Estate)                     -     4,250        -
      -    4,336        -   40,512     44,848 United Overseas Bank Ltd. (Finance)                            -    28,811        -
      -    4,000        -        -      4,000 United Overseas Land Ltd. (Real Estate)                        -     3,712        -
                                              South Korea
      -        -    2,376        -      2,376 Duzon Digital Ware Co. Ltd. (Information Technology)           -         -   48,440
      -        -   29,530        -     29,530 Good Morning Securities Co. Ltd. (Finance)                     -         -  133,412
      -        -    4,290        -      4,290 Humax Co. Ltd. (Information Technology)                        -         -   64,497
      -        -   15,420        -     15,420 Hyundai Mobis (Consumer Discretionary)                         -         -  118,255
      -        -    3,600        -      3,600 KorAm Bank (Finance)                                           -         -   19,681
      -        -    2,240        -      2,240 LG Home Shopping, Inc. (Consumer Discretionary)                -         -   89,294
      -        -      100        -        100 LG Household & Health Care Ltd. (Healthcare)                   -         -    1,367
      -        -    2,180        -      2,180 NCSoft Corp. (Information Technology)                          -         -  198,633
      -        -   38,300        -     38,300 Trigem Computer, Inc. (Information Technology)                 -         -  212,293
                                              Spain
      -      256        -        -        256 Acerinox SA (Materials)                                        -     7,541        -
      -      674    6,400        -      7,074 ACS, Actividades Cons y Serv (Industrial & Commercial)         -    18,837  178,870
      -    1,807        -        -      1,807 Aguas de Barcelona (Gen De) (Utilities)                        -    26,053        -
      -    3,322        -        -      3,322 Altadis SA (Consumer Staples)                                  -    41,264        -
      -    2,910        -        -      2,910 Autopistas Concesionaria Espanola SA (Industrial &
                                               Commercial)                                                   -    28,556        -
      -   15,537        -   70,584     86,121 Banco Bilbao Vizcaya Argentaria SA (Finance)                   -   220,839        -
      -        -        -   15,043     15,043 Banco Popular Espanol (Finance)                                -         -        -
 27,825   15,621        -   28,875     72,321 Banco Santander Central Hispano SA (Finance)             276,502   155,229        -
      -      524        -        -        524 Corporacion Mapfre Compania Internacional DE Reaseguros
                                               (Finance)                                                     -    10,372        -
      -      359        -        -        359 Ebro Puleva SA (Consumer Staples)                              -     3,886        -
      -   12,237        -    9,895     22,132 Endesa SA (Utilities)                                          -   206,180        -
      -    1,026        -        -      1,026 Fomento de Construcciones Y Contratas SA (Industrial &
                                               Commercial)                                                   -    22,303        -
      -    5,676        -        -      5,676 Gas Natural SDG SA (Utilities)                                 -    98,706        -
      -    1,931    6,825        -      8,756 Grupo Dragados SA (Industrial & Commercial)                    -    23,866   84,353
      -        -   10,375        -     10,375 Grupo Ferrovial SA (Industrial & Commercial)                   -         -  162,012
      -   11,410        -   46,480     57,890 Iberdrola SA (Utilities)                                       -   168,354        -
      -    1,641        -        -      1,641 Inmobiliaria Colonial (Real Estate)                            -    21,796        -
      -       71      435        -        506 Metrovacesa SA (Real Estate)                                   -       918    5,623
      -    1,928        -        -      1,928 Metrovacesa SA (Real Estate)                                   -    30,962        -
      -        -    4,600        -      4,600 NH Hoteles S.A. (Information & Entertainment)                  -         -   61,179
      -    9,908        -    9,695     19,603 Repsol YPF SA (Energy)                                         -   183,729        -
      -    1,076        -        -      1,076 Sol Melia SA (Information & Entertainment)                     -    10,139        -
      -   17,829        -   51,769     69,598 Telefonica SA (Utilities)                                      -   301,822        -
      -        9        -    2,302      2,311 Telefonica SA ADR+ (Utilities)                                 -         -        -
      -    2,488        -        -      2,488 Telepizza (Consumer Discretionary)                             -     5,651        -
      -    3,790        -        -      3,790 Union Fenosa SA (Utilities)                                    -    71,659        -
      -    6,399        -        -      6,399 Vallehermoso SA (Real Estate)                                  -    45,420        -
      -      539        -        -        539 Zardoya-Otis SA (Industrial & Commercial)                      -     5,122        -
                                              Sweden
 13,400        -        -        -     13,400 Assa Abloy AB (Materials)                                233,220         -        -
      -      159    3,700        -      3,859 Assidoman AB (Materials)                                       -     3,504   81,533
      -      800        -        -        800 Atlas Copco AB (Industrial & Commercial)                       -    17,161        -
      -    1,300        -        -      1,300 Atlas Copco AB (Industrial & Commercial)                       -    28,773        -
      -        -    2,600        -      2,600 Autoliv, Inc. (Consumer Discretionary)                         -         -   51,970
              Principal/Shares
---------------------------------------------
        North             Style                                                                                Market Value
        American Inter-   Select                                                                       --------------------------
        Inter-   national Inter-                                                                       Style Select
Global  national Small    national  Pro Forma                                                          International    Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------- -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
      -    2,000        -        -      2,000 First Capital Corp. (Singap) (Real Estate)                           -        1,186
  6,350        -        -    3,400      9,750 Flextronics International Ltd. (Information Technology)         91,426      262,178
      -    2,000        -        -      2,000 Fraser & Neave Ltd. (Consumer Staples)                               -        8,018
      -    5,000        -        -      5,000 Hotel Properties Ltd. (Information & Entertainment)                  -        4,119
      -    3,000        -        -      3,000 Keppel Corp. (Multi-industry)                                        -        5,173
      -    4,000        -        -      4,000 Neptune Orient Lines (Industrial & Commercial)                       -        3,317
      -    5,400        -        -      5,400 Oversea-Chinese Banking Corp (Finance)                               -       32,619
      -    6,000        -        -      6,000 Parkway Holdings Ltd. (Healthcare)                                   -        3,262
      -   11,000        -        -     11,000 Sembcorp Industries Ltd. (Industrial & Commercial)                   -        9,605
      -    7,000        -        -      7,000 Singapore Airlines Ltd. (Industrial & Commercial)                    -       55,739
      -    2,000        -        -      2,000 Singapore Press Holdings (Information & Entertainment)               -       22,954
      -   18,000        -        -     18,000 Singapore Technologies Engineering Ltd. (Industrial &
                                               Commercial)                                                         -       26,985
      -   16,900        -   39,000     55,900 Singapore Telecommunications (Information Technology)           38,979       55,870
      -    9,000        -        -      9,000 United Industrial Corp. Ltd. (Real Estate)                           -        4,250
      -    4,336        -   40,512     44,848 United Overseas Bank Ltd. (Finance)                            269,190      298,001
      -    4,000        -        -      4,000 United Overseas Land Ltd. (Real Estate)                              -        3,712
                                              South Korea
      -        -    2,376        -      2,376 Duzon Digital Ware Co. Ltd. (Information Technology)                 -       48,440
      -        -   29,530        -     29,530 Good Morning Securities Co. Ltd. (Finance)                           -      133,412
      -        -    4,290        -      4,290 Humax Co. Ltd. (Information Technology)                              -       64,497
      -        -   15,420        -     15,420 Hyundai Mobis (Consumer Discretionary)                               -      118,255
      -        -    3,600        -      3,600 KorAm Bank (Finance)                                                 -       19,681
      -        -    2,240        -      2,240 LG Home Shopping, Inc. (Consumer Discretionary)                      -       89,294
      -        -      100        -        100 LG Household & Health Care Ltd. (Healthcare)                         -        1,367
      -        -    2,180        -      2,180 NCSoft Corp. (Information Technology)                                -      198,633
      -        -   38,300        -     38,300 Trigem Computer, Inc. (Information Technology)                       -      212,293
                                              Spain
      -      256        -        -        256 Acerinox SA (Materials)                                              -        7,541
      -      674    6,400        -      7,074 ACS, Actividades Cons y Serv (Industrial & Commercial)               -      197,707
      -    1,807        -        -      1,807 Aguas de Barcelona (Gen De) (Utilities)                              -       26,053
      -    3,322        -        -      3,322 Altadis SA (Consumer Staples)                                        -       41,264
      -    2,910        -        -      2,910 Autopistas Concesionaria Espanola SA (Industrial &
                                               Commercial)                                                         -       28,556
      -   15,537        -   70,584     86,121 Banco Bilbao Vizcaya Argentaria SA (Finance)                 1,003,263    1,224,102
      -        -        -   15,043     15,043 Banco Popular Espanol (Finance)                                537,079      537,079
 27,825   15,621        -   28,875     72,321 Banco Santander Central Hispano SA (Finance)                   286,937      718,668
      -      524        -        -        524 Corporacion Mapfre Compania Internacional DE Reaseguros
                                               (Finance)                                                           -       10,372
      -      359        -        -        359 Ebro Puleva SA (Consumer Staples)                                    -        3,886
      -   12,237        -    9,895     22,132 Endesa SA (Utilities)                                          166,720      372,900
      -    1,026        -        -      1,026 Fomento de Construcciones Y Contratas SA (Industrial &
                                               Commercial)                                                         -       22,303
      -    5,676        -        -      5,676 Gas Natural SDG SA (Utilities)                                       -       98,706
      -    1,931    6,825        -      8,756 Grupo Dragados SA (Industrial & Commercial)                          -      108,219
      -        -   10,375        -     10,375 Grupo Ferrovial SA (Industrial & Commercial)                         -      162,012
      -   11,410        -   46,480     57,890 Iberdrola SA (Utilities)                                       685,811      854,165
      -    1,641        -        -      1,641 Inmobiliaria Colonial (Real Estate)                                  -       21,796
      -       71      435        -        506 Metrovacesa SA (Real Estate)                                         -        6,541
      -    1,928        -        -      1,928 Metrovacesa SA (Real Estate)                                         -       30,962
      -        -    4,600        -      4,600 NH Hoteles S.A. (Information & Entertainment)                        -       61,179
      -    9,908        -    9,695     19,603 Repsol YPF SA (Energy)                                         179,779      363,508
      -    1,076        -        -      1,076 Sol Melia SA (Information & Entertainment)                           -       10,139
      -   17,829        -   51,769     69,598 Telefonica SA (Utilities)                                      876,383    1,178,205
      -        9        -    2,302      2,311 Telefonica SA ADR+ (Utilities)                                 115,699      115,699
      -    2,488        -        -      2,488 Telepizza (Consumer Discretionary)                                   -        5,651
      -    3,790        -        -      3,790 Union Fenosa SA (Utilities)                                          -       71,659
      -    6,399        -        -      6,399 Vallehermoso SA (Real Estate)                                        -       45,420
      -      539        -        -        539 Zardoya-Otis SA (Industrial & Commercial)                            -        5,122
                                              Sweden
 13,400        -        -        -     13,400 Assa Abloy AB (Materials)                                            -      233,220
      -      159    3,700        -      3,859 Assidoman AB (Materials)                                             -       85,037
      -      800        -        -        800 Atlas Copco AB (Industrial & Commercial)                             -       17,161
      -    1,300        -        -      1,300 Atlas Copco AB (Industrial & Commercial)                             -       28,773
      -        -    2,600        -      2,600 Autoliv, Inc. (Consumer Discretionary)                               -       51,970

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
        North             Style                                                                                             North
        American Inter-   Select                                                                                            American
        Inter-   national Inter-                                                                              Matur-        Inter-
Global  national Small    national  Pro Forma                                                                 ity    Global national
Equity  Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------- -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ -------
      -    2,590        -        -      2,590 Castellum AB (Real Estate)
      -    2,530        -        -      2,530 Drott AB (Real Estate)
      -    3,300        -    6,830     10,130 Electrolux AB (Consumer Discretionary)
      -        -    7,000        -      7,000 Elekta AB (Healthcare)
      -   30,250        -   45,140     75,390 Ericsson LM Telecommunications Co., Class B
                                               (Information Technology)
      -        -    1,600        -      1,600 Getinge Industrier AB (Healthcare)
      -        -   16,200        -     16,200 Getinge Industrier AB (Healthcare)
      -        -      676        -        676 Haldex AB (Consumer Discretionary)
      -    8,000        -    9,540     17,540 Hennes & Mauritz AB (Consumer Discretionary)
      -      900        -        -        900 JM AB (Industrial & Commercial)
      -        -    2,150        -      2,150 Modern Times Group AB (Information & Entertainment)
      -        -    5,150        -      5,150 Munters AB (Industrial & Commercial)
      -    2,313        -        -      2,313 Nordea AB (Finance)
      -    2,700        -   69,023     71,723 Nordea AB (Finance)
      -      800        -        -        800 OM AB (Finance)
      -    2,800        -    1,720      4,520 Sandvik AB (Industrial & Commercial)
      -    4,000        -   26,094     30,094 Securitas AB (Information Technology)
      -    5,400        -        -      5,400 Skandia Forsakrings AB (Finance)
      -    1,500        -        -      1,500 Skandinaviska Enskilda Banken (SEB) (Finance)
      -    1,300        -        -      1,300 SKANSKA AB (Industrial & Commercial)
      -    1,000        -        -      1,000 SKF AB (Materials)
      -      400        -        -        400 Ssab Svenskt Stal AB (Materials)
      -    1,523        -        -      1,523 Svenska Cellulosa AB (Materials)
      -    2,200        -        -      2,200 Svenska Handelsbanken (Finance)
      -    1,800        -        -      1,800 Swedish Match AB (Consumer Staples)
      -      300        -        -        300 Tele2 AB (Information Technology)
      -    3,150        -        -      3,150 Telia AB (Information Technology)
      -    1,500        -        -      1,500 Trelleborg AB (Industrial & Commercial)
      -      500        -        -        500 Volvo AB (Consumer Discretionary)
      -    1,800        -        -      1,800 Volvo AB (Consumer Discretionary)
      -    4,050        -        -      4,050 Wihlborgs Fastigheter AB (Real Estate)
      -    3,300        -        -      3,300 Wm-Data AB (Information Technology)
                                              Switzerland                                                               3.0%    7.2%
      -    1,367        -    2,329      3,696 ABB AG (Industrial & Commercial)
    240      130        -      874      1,244 Adecco SA (Industrial & Commercial)
      -      880        -      554      1,434 Credit Suisse Group (Finance)
      -       45        -        -         45 Givaudan AG (Consumer Discretionary)
      -       11        -        -         11 Holderbank Financire Glarus AG (Finance)
      -       15        -        -         15 Holderbank Financire Glarus AG (Finance)
      -        -      590        -        590 Kaba Holdings AG (Information Technology)
      -        -      400        -        400 Kuoni Reisen Holding (Information & Entertainment)
      -        -      325        -        325 Logitech International SA (Information Technology)
      -      496        -      764      1,260 Nestle SA (Consumer Staples)
      -      550        -        -        550 Novartis AG (Healthcare)
      -       18        -        -         18 Roche Holdings AG (Healthcare)
      -       58        -       31         89 Roche Holdings AG (Healthcare)
    150        -        -        -        150 Serono SA (Healthcare)
      -        -      325        -        325 SEZ Holding AG (Information Technology)
      -       10        -        -         10 Sulzer AG (Industrial & Commercial)
    220       29        -        -        249 Swatch Group AG (Consumer Discretionary)
      -       61        -        -         61 Swiss Reinsurance  AG (Finance)
      -      274        -        -        274 Swisscom AG (Utilities)
      -               400        -        400 Swisslog Holding AG (Industrial & Commercial)
      -      266        -        -        266 Syngenta Novartis AG (Materials)
    355        -        -        -        355 Synthes-Stratec, Inc.+* (Healthcare)
      -    1,262        -    3,072      4,334 UBS AG (Finance)
      -        -      250        -        250 Unaxis Holding AG (Information Technology)
      -       33        -        -         33 Valora Holding AG (Consumer Discretionary)
      -      333        -        -        333 Zurich Financial Services AG (Finance)
      -        -        -        -            Taiwan                                                                    0.0%    0.1%
      -    9,582        -        -      9,582 Asustek Computer, Inc. (Information Technology)
              Principal/Shares
---------------------------------------------
        North             Style                                                                                  Style
        American Inter-   Select                                                                       Inter-    Select
        Inter-   national Inter-                                                                       national  Inter-
Global  national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------- -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
      -    2,590        -        -      2,590 Castellum AB (Real Estate)
      -    2,530        -        -      2,530 Drott AB (Real Estate)
      -    3,300        -    6,830     10,130 Electrolux AB (Consumer Discretionary)
      -        -    7,000        -      7,000 Elekta AB (Healthcare)
      -   30,250        -   45,140     75,390 Ericsson LM Telecommunications Co., Class B
                                               (Information Technology)
      -        -    1,600        -      1,600 Getinge Industrier AB (Healthcare)
      -        -   16,200        -     16,200 Getinge Industrier AB (Healthcare)
      -        -      676        -        676 Haldex AB (Consumer Discretionary)
      -    8,000        -    9,540     17,540 Hennes & Mauritz AB (Consumer Discretionary)
      -      900        -        -        900 JM AB (Industrial & Commercial)
      -        -    2,150        -      2,150 Modern Times Group AB (Information & Entertainment)
      -        -    5,150        -      5,150 Munters AB (Industrial & Commercial)
      -    2,313        -        -      2,313 Nordea AB (Finance)
      -    2,700        -   69,023     71,723 Nordea AB (Finance)
      -      800        -        -        800 OM AB (Finance)
      -    2,800        -    1,720      4,520 Sandvik AB (Industrial & Commercial)
      -    4,000        -   26,094     30,094 Securitas AB (Information Technology)
      -    5,400        -        -      5,400 Skandia Forsakrings AB (Finance)
      -    1,500        -        -      1,500 Skandinaviska Enskilda Banken (SEB) (Finance)
      -    1,300        -        -      1,300 SKANSKA AB (Industrial & Commercial)
      -    1,000        -        -      1,000 SKF AB (Materials)
      -      400        -        -        400 Ssab Svenskt Stal AB (Materials)
      -    1,523        -        -      1,523 Svenska Cellulosa AB (Materials)
      -    2,200        -        -      2,200 Svenska Handelsbanken (Finance)
      -    1,800        -        -      1,800 Swedish Match AB (Consumer Staples)
      -      300        -        -        300 Tele2 AB (Information Technology)
      -    3,150        -        -      3,150 Telia AB (Information Technology)
      -    1,500        -        -      1,500 Trelleborg AB (Industrial & Commercial)
      -      500        -        -        500 Volvo AB (Consumer Discretionary)
      -    1,800        -        -      1,800 Volvo AB (Consumer Discretionary)
      -    4,050        -        -      4,050 Wihlborgs Fastigheter AB (Real Estate)
      -    3,300        -        -      3,300 Wm-Data AB (Information Technology)
                                              Switzerland                                                   4.1%      3.3%      4.3%
      -    1,367        -    2,329      3,696 ABB AG (Industrial & Commercial)
    240      130        -      874      1,244 Adecco SA (Industrial & Commercial)
      -      880        -      554      1,434 Credit Suisse Group (Finance)
      -       45        -        -         45 Givaudan AG (Consumer Discretionary)
      -       11        -        -         11 Holderbank Financire Glarus AG (Finance)
      -       15        -        -         15 Holderbank Financire Glarus AG (Finance)
      -        -      590        -        590 Kaba Holdings AG (Information Technology)
      -        -      400        -        400 Kuoni Reisen Holding (Information & Entertainment)
      -        -      325        -        325 Logitech International SA (Information Technology)
      -      496        -      764      1,260 Nestle SA (Consumer Staples)
      -      550        -        -        550 Novartis AG (Healthcare)
      -       18        -        -         18 Roche Holdings AG (Healthcare)
      -       58        -       31         89 Roche Holdings AG (Healthcare)
    150        -        -        -        150 Serono SA (Healthcare)
      -        -      325        -        325 SEZ Holding AG (Information Technology)
      -       10        -        -         10 Sulzer AG (Industrial & Commercial)
    220       29        -        -        249 Swatch Group AG (Consumer Discretionary)
      -       61        -        -         61 Swiss Reinsurance  AG (Finance)
      -      274        -        -        274 Swisscom AG (Utilities)
      -               400        -        400 Swisslog Holding AG (Industrial & Commercial)
      -      266        -        -        266 Syngenta Novartis AG (Materials)
    355        -        -        -        355 Synthes-Stratec, Inc.+* (Healthcare)
      -    1,262        -    3,072      4,334 UBS AG (Finance)
      -        -      250        -        250 Unaxis Holding AG (Information Technology)
      -       33        -        -         33 Valora Holding AG (Consumer Discretionary)
      -      333        -        -        333 Zurich Financial Services AG (Finance)
      -        -        -        -            Taiwan                                                        0.0%      0.1%      0.1%
      -    9,582        -        -      9,582 Asustek Computer, Inc. (Information Technology)
              Principal/Shares                                                                                  Market Value
---------------------------------------------                                                          --------------------------
        North             Style                                                                                North
        American Inter-   Select                                                                               American  Inter-
        Inter-   national Inter-                                                                               Inter-    national
Global  national Small    national  Pro Forma                                                          Global  national  Small
Equity  Equity   Cap      Equity    Combined                         Description                       Equity  Equity    Cap
------- -------- -------- --------  --------- -------------------------------------------------------- ------- --------- --------
      -    2,590        -        -      2,590 Castellum AB (Real Estate)                                     -    25,127        -
      -    2,530        -        -      2,530 Drott AB (Real Estate)                                         -    26,395        -
      -    3,300        -    6,830     10,130 Electrolux AB (Consumer Discretionary)                         -    54,539        -
      -        -    7,000        -      7,000 Elekta AB (Healthcare)                                         -         -   42,317
      -   30,250        -   45,140     75,390 Ericsson LM Telecommunications Co., Class B
                                               (Information Technology)                                      -   194,667        -
      -        -    1,600        -      1,600 Getinge Industrier AB (Healthcare)                             -         -   26,209
      -        -   16,200        -     16,200 Getinge Industrier AB (Healthcare)                             -         -  265,367
      -        -      676        -        676 Haldex AB (Consumer Discretionary)                             -         -    5,800
      -    8,000        -    9,540     17,540 Hennes & Mauritz AB (Consumer Discretionary)                   -   134,945        -
      -      900        -        -        900 JM AB (Industrial & Commercial)                                -    20,096        -
      -        -    2,150        -      2,150 Modern Times Group AB (Information & Entertainment)            -         -   63,938
      -        -    5,150        -      5,150 Munters AB (Industrial & Commercial)                           -         -   81,347
      -    2,313        -        -      2,313 Nordea AB (Finance)                                            -    13,852        -
      -    2,700        -   69,023     71,723 Nordea AB (Finance)                                            -    16,322        -
      -      800        -        -        800 OM AB (Finance)                                                -    15,328        -
      -    2,800        -    1,720      4,520 Sandvik AB (Industrial & Commercial)                           -    64,977        -
      -    4,000        -   26,094     30,094 Securitas AB (Information Technology)                          -    77,808        -
      -    5,400        -        -      5,400 Skandia Forsakrings AB (Finance)                               -    58,707        -
      -    1,500        -        -      1,500 Skandinaviska Enskilda Banken (SEB) (Finance)                  -    13,894        -
      -    1,300        -        -      1,300 SKANSKA AB (Industrial & Commercial)                           -    50,702        -
      -    1,000        -        -      1,000 SKF AB (Materials)                                             -    17,794        -
      -      400        -        -        400 Ssab Svenskt Stal AB (Materials)                               -     3,705        -
      -    1,523        -        -      1,523 Svenska Cellulosa AB (Materials)                               -    32,818        -
      -    2,200        -        -      2,200 Svenska Handelsbanken (Finance)                                -    32,820        -
      -    1,800        -        -      1,800 Swedish Match AB (Consumer Staples)                            -     7,880        -
      -      300        -        -        300 Tele2 AB (Information Technology)                              -    11,700        -
      -    3,150        -        -      3,150 Telia AB (Information Technology)                              -    21,653        -
      -    1,500        -        -      1,500 Trelleborg AB (Industrial & Commercial)                        -    11,189        -
      -      500        -        -        500 Volvo AB (Consumer Discretionary)                              -     8,166        -
      -    1,800        -        -      1,800 Volvo AB (Consumer Discretionary)                              -    30,275        -
      -    4,050        -        -      4,050 Wihlborgs Fastigheter AB (Real Estate)                         -     5,410        -
      -    3,300        -        -      3,300 Wm-Data AB (Information Technology)                            -    13,868        -
                                              Switzerland
      -    1,367        -    2,329      3,696 ABB AG (Industrial & Commercial)                               -    98,496        -
    240      130        -      874      1,244 Adecco SA (Industrial & Commercial)                      145,258    78,681        -
      -      880        -      554      1,434 Credit Suisse Group (Finance)                                  -   164,095        -
      -       45        -        -         45 Givaudan AG (Consumer Discretionary)                           -    11,880        -
      -       11        -        -         11 Holderbank Financire Glarus AG (Finance)                       -     3,348        -
      -       15        -        -         15 Holderbank Financire Glarus AG (Finance)                       -    16,903        -
      -        -      590        -        590 Kaba Holdings AG (Information Technology)                      -         -  147,598
      -        -      400        -        400 Kuoni Reisen Holding (Information & Entertainment)             -         -  175,001
      -        -      325        -        325 Logitech International SA (Information Technology)             -         -   99,288
      -      496        -      764      1,260 Nestle SA (Consumer Staples)                                   - 1,026,967        -
      -      550        -        -        550 Novartis AG (Healthcare)                                       -   854,714        -
      -       18        -        -         18 Roche Holdings AG (Healthcare)                                 -   143,182        -
      -       58        -       31         89 Roche Holdings AG (Healthcare)                                 -   416,566        -
    150        -        -        -        150 Serono SA (Healthcare)                                   123,642         -        -
      -        -      325        -        325 SEZ Holding AG (Information Technology)                        -         -  204,196
      -       10        -        -         10 Sulzer AG (Industrial & Commercial)                            -     5,822        -
    220       29        -        -        249 Swatch Group AG (Consumer Discretionary)                 243,606    32,112        -
      -       61        -        -         61 Swiss Reinsurance  AG (Finance)                                -   120,077        -
      -      274        -        -        274 Swisscom AG (Utilities)                                        -    71,230        -
      -               400        -        400 Swisslog Holding AG (Industrial & Commercial)                  -         -  107,214
      -      266        -        -        266 Syngenta Novartis AG (Materials)                               -    13,477        -
    355        -        -        -        355 Synthes-Stratec, Inc.+* (Healthcare)                     211,586         -        -
      -    1,262        -    3,072      4,334 UBS AG (Finance)                                               -   192,044        -
      -        -      250        -        250 Unaxis Holding AG (Information Technology)                     -         -   44,600
      -       33        -        -         33 Valora Holding AG (Consumer Discretionary)                     -     5,764        -
      -      333        -        -        333 Zurich Financial Services AG (Finance)                         -   118,432        -
      -        -        -        -            Taiwan
      -    9,582        -        -      9,582 Asustek Computer, Inc. (Information Technology)                -    43,981        -
              Principal/Shares
---------------------------------------------
        North             Style                                                                                Market Value
        American Inter-   Select                                                                       --------------------------
        Inter-   national Inter-                                                                       Style Select
Global  national Small    national  Pro Forma                                                          International    Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------- -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
      -    2,590        -        -      2,590 Castellum AB (Real Estate)                                           -       25,127
      -    2,530        -        -      2,530 Drott AB (Real Estate)                                               -       26,395
      -    3,300        -    6,830     10,130 Electrolux AB (Consumer Discretionary)                         112,879      167,418
      -        -    7,000        -      7,000 Elekta AB (Healthcare)                                               -       42,317
      -   30,250        -   45,140     75,390 Ericsson LM Telecommunications Co., Class B
                                               (Information Technology)                                       290,488      485,155
      -        -    1,600        -      1,600 Getinge Industrier AB (Healthcare)                                   -       26,209
      -        -   16,200        -     16,200 Getinge Industrier AB (Healthcare)                                   -      265,367
      -        -      676        -        676 Haldex AB (Consumer Discretionary)                                   -        5,800
      -    8,000        -    9,540     17,540 Hennes & Mauritz AB (Consumer Discretionary)                   160,922      295,867
      -      900        -        -        900 JM AB (Industrial & Commercial)                                      -       20,096
      -        -    2,150        -      2,150 Modern Times Group AB (Information & Entertainment)                  -       63,938
      -        -    5,150        -      5,150 Munters AB (Industrial & Commercial)                                 -       81,347
      -    2,313        -        -      2,313 Nordea AB (Finance)                                                  -       13,852
      -    2,700        -   69,023     71,723 Nordea AB (Finance)                                            417,261      433,583
      -      800        -        -        800 OM AB (Finance)                                                      -       15,328
      -    2,800        -    1,720      4,520 Sandvik AB (Industrial & Commercial)                            39,914      104,891
      -    4,000        -   26,094     30,094 Securitas AB (Information Technology)                          507,581      585,389
      -    5,400        -        -      5,400 Skandia Forsakrings AB (Finance)                                     -       58,707
      -    1,500        -        -      1,500 Skandinaviska Enskilda Banken (SEB) (Finance)                        -       13,894
      -    1,300        -        -      1,300 SKANSKA AB (Industrial & Commercial)                                 -       50,702
      -    1,000        -        -      1,000 SKF AB (Materials)                                                   -       17,794
      -      400        -        -        400 Ssab Svenskt Stal AB (Materials)                                     -        3,705
      -    1,523        -        -      1,523 Svenska Cellulosa AB (Materials)                                     -       32,818
      -    2,200        -        -      2,200 Svenska Handelsbanken (Finance)                                      -       32,820
      -    1,800        -        -      1,800 Swedish Match AB (Consumer Staples)                                  -        7,880
      -      300        -        -        300 Tele2 AB (Information Technology)                                    -       11,700
      -    3,150        -        -      3,150 Telia AB (Information Technology)                                    -       21,653
      -    1,500        -        -      1,500 Trelleborg AB (Industrial & Commercial)                              -       11,189
      -      500        -        -        500 Volvo AB (Consumer Discretionary)                                    -        8,166
      -    1,800        -        -      1,800 Volvo AB (Consumer Discretionary)                                    -       30,275
      -    4,050        -        -      4,050 Wihlborgs Fastigheter AB (Real Estate)                               -        5,410
      -    3,300        -        -      3,300 Wm-Data AB (Information Technology)                                  -       13,868
                                              Switzerland
      -    1,367        -    2,329      3,696 ABB AG (Industrial & Commercial)                               167,810      266,306
    240      130        -      874      1,244 Adecco SA (Industrial & Commercial)                            528,979      752,918
      -      880        -      554      1,434 Credit Suisse Group (Finance)                                  103,305      267,400
      -       45        -        -         45 Givaudan AG (Consumer Discretionary)                                 -       11,880
      -       11        -        -         11 Holderbank Financire Glarus AG (Finance)                             -        3,348
      -       15        -        -         15 Holderbank Financire Glarus AG (Finance)                             -       16,903
      -        -      590        -        590 Kaba Holdings AG (Information Technology)                            -      147,598
      -        -      400        -        400 Kuoni Reisen Holding (Information & Entertainment)                   -      175,001
      -        -      325        -        325 Logitech International SA (Information Technology)                   -       99,288
      -      496        -      764      1,260 Nestle SA (Consumer Staples)                                 1,581,859    2,608,826
      -      550        -        -        550 Novartis AG (Healthcare)                                             -      854,714
      -       18        -        -         18 Roche Holdings AG (Healthcare)                                       -      143,182
      -       58        -       31         89 Roche Holdings AG (Healthcare)                                 222,648      639,214
    150        -        -        -        150 Serono SA (Healthcare)                                               -      123,642
      -        -      325        -        325 SEZ Holding AG (Information Technology)                              -      204,196
      -       10        -        -         10 Sulzer AG (Industrial & Commercial)                                  -        5,822
    220       29        -        -        249 Swatch Group AG (Consumer Discretionary)                             -      275,718
      -       61        -        -         61 Swiss Reinsurance  AG (Finance)                                      -      120,077
      -      274        -        -        274 Swisscom AG (Utilities)                                              -       71,230
      -               400        -        400 Swisslog Holding AG (Industrial & Commercial)                        -      107,214
      -      266        -        -        266 Syngenta Novartis AG (Materials)                                     -       13,477
    355        -        -        -        355 Synthes-Stratec, Inc.+* (Healthcare)                                 -      211,586
      -    1,262        -    3,072      4,334 UBS AG (Finance)                                               467,480      659,524
      -        -      250        -        250 Unaxis Holding AG (Information Technology)                           -       44,600
      -       33        -        -         33 Valora Holding AG (Consumer Discretionary)                           -        5,764
      -      333        -        -        333 Zurich Financial Services AG (Finance)                               -      118,432
      -        -        -        -            Taiwan
      -    9,582        -        -      9,582 Asustek Computer, Inc. (Information Technology)                      -       43,981

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
---------------------------------------------
        North             Style                                                                                             North
        American Inter-   Select                                                                                            American
        Inter-   national Inter-                                                                              Matur-        Inter-
Global  national Small    national  Pro Forma                                                                 ity    Global national
Equity  Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------- -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ -------
      -        -        -    2,800      2,800 Sunplus Technology Co. Ltd. GDR + (Information
                                               Technology)
      -        -        -   10,800     10,800 Sunplus Technology Co. Ltd. GDR +* (Information
                                               Technology)
      -        -        -        -            United Kingdom                                                            9.1%   21.7%
      -    2,677        -        -      2,677 3I Group PLC (Finance)
      -    5,501        -    3,980      9,481 Abbey National PLC (Finance)
      -        -   24,125        -     24,125 Acambis PLC (Healthcare)
 23,425        -        -        -     23,425 Aegis Group PLC (Information & Entertainment)
      -        -   22,050        -     22,050 Airtours PLC (Information & Entertainment)
      -    4,233        -        -      4,233 Amersham PLC (Healthcare)
      -        -   16,200        -     16,200 Amey PLC (Industrial & Commercial)
  7,500    2,544        -        -     10,044 Amvescap PLC (Finance)
 18,000    4,089        -        -     22,089 ARM Holdings PLC (Information Technology)
      -   11,995        -   11,165     23,160 AstraZeneca PLC (Healthcare)
      -        -        -    1,000      1,000 Autonomy Corp.+ (Information Technology)
      -    7,043        -        -      7,043 BAA PLC (Industrial & Commercial)
      -   18,372        -  111,764    130,136 BAE Systems PLC (Industrial & Commercial)
      -    7,109        -   19,361     26,470 Barclays PLC (Finance)
      -    7,239        -        -      7,239 Bass PLC (Multi-industry)
      -   23,981        -    6,483     30,464 BG Group PLC (Utilities)
      -        -    8,625        -      8,625 Bloomsbury Publishing PLC (Information & Entertainment)
      -      814        -        -        814 Blue Circle Industries PLC (Industrial & Commercial)
      -    3,500        -        -      3,500 BOC Group PLC (Materials)
      -    4,949        -        -      4,949 Boots Co PLC (Consumer Discretionary)
      -  178,879        -   33,000    211,879 BP Amoco PLC (Energy)
  2,800        -        -   10,899     13,699 BP Amoco PLC ADR (Energy)
      -   20,704        -        -     20,704 British Airways PLC (Industrial & Commercial)
      -    9,634        -        -      9,634 British American Tobacco PLC (Consumer Staples)
      -        -   51,950        -     51,950 British Energy PLC (Energy)
      -    7,990        -        -      7,990 British Land Company PLC (Real Estate)
      -    8,546        -        -      8,546 British SKY Broadcasting PLC (Information &
                                               Entertainment)
      -   50,193        -        -     50,193 British Telecommunications PLC (Information Technology)
      -      437        -        -        437 Bunzl PLC (Materials)
 21,000        -        -   17,227     38,227 Cable & Wireless PLC (Information Technology)
      -   17,928        -   28,525     46,453 Cadbury Schweppes PLC (Consumer Staples)
      -    1,977        -        -      1,977 Canary Wharf Group PLC (Real Estate)
      -    5,904        -        -      5,904 Capita Group PLC (Industrial & Commercial)
      -    3,591        -        -      3,591 Carlton Communications PLC (Information & Entertainment)
      -        -   84,475        -     84,475 Carphone Warehouse Group PLC (Information Technology)
      -        -   18,100        -     18,100 Cedar Group PLC (Information Technology)
      -        -        -   29,507     29,507 Celltech Group PLC+ (Healthcare)
      -   22,808        -   13,500     36,308 Centrica PLC (Utilities)
      -   10,691        -        -     10,691 CGNU PLC (Finance)
      -    5,161        -        -      5,161 Chelsfield PLC (Real Estate)
 17,000   14,672        -   83,770    115,442 Compass Group PLC+ (Consumer Discretionary)
      -    3,993        -        -      3,993 Corus Group PLC (Materials)
      -        -        -   10,000     10,000 David S. Smith Holdings PLC (Materials)
      -        -   27,650        -     27,650 Debenhams PLC (Consumer Discretionary)
      -        -    7,375        -      7,375 DFS Furniture PLC (Consumer Discretionary)
      -   31,661        -   63,499     95,160 Diageo PLC (Consumer Staples)
 12,000        -        -    5,500     17,500 Dimension Data Holdings PLC (Information Technology)
      -   11,032        -   30,523     41,555 Dixons Group PLC (Consumer Discretionary)
      -        -    5,700        -      5,700 easyJet PLC (Industrial & Commercial)
      -        -   29,750        -     29,750 Eidos PLC (Information & Entertainment)
      -        -        -   14,420     14,420 Electrocomponents PLC (Information Technology)
      -        -   27,675        -     27,675 Electronics Boutique PLC (Consumer Discretionary)
      -    3,902        -        -      3,902 EMI Group PLC (Information & Entertainment)
 27,875        -        -        -     27,875 Energis PLC (Information Technology)
      -        -   52,600        -     52,600 First Choice Holidays PLC (Information & Entertainment)
      -        -   11,000        -     11,000 Fitness First PLC (Information & Entertainment)
      -        -    4,650        -      4,650 Galen Holdings PLC (Healthcare)
      -    8,995        -    2,000     10,995 GKN PLC (Consumer Discretionary)
              Principal/Shares
---------------------------------------------
        North             Style                                                                                  Style
        American Inter-   Select                                                                       Inter-    Select
        Inter-   national Inter-                                                                       national  Inter-
Global  national Small    national  Pro Forma                                                          Small     national Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                       Cap       Equity   Combined
------- -------- -------- --------  --------- -------------------------------------------------------- --------  -------- ---------
      -        -        -    2,800      2,800 Sunplus Technology Co. Ltd. GDR + (Information
                                               Technology)
      -        -        -   10,800     10,800 Sunplus Technology Co. Ltd. GDR +* (Information
                                               Technology)
      -        -        -        -            United Kingdom                                               18.4%     18.4%     18.0%
      -    2,677        -        -      2,677 3I Group PLC (Finance)
      -    5,501        -    3,980      9,481 Abbey National PLC (Finance)
      -        -   24,125        -     24,125 Acambis PLC (Healthcare)
 23,425        -        -        -     23,425 Aegis Group PLC (Information & Entertainment)
      -        -   22,050        -     22,050 Airtours PLC (Information & Entertainment)
      -    4,233        -        -      4,233 Amersham PLC (Healthcare)
      -        -   16,200        -     16,200 Amey PLC (Industrial & Commercial)
  7,500    2,544        -        -     10,044 Amvescap PLC (Finance)
 18,000    4,089        -        -     22,089 ARM Holdings PLC (Information Technology)
      -   11,995        -   11,165     23,160 AstraZeneca PLC (Healthcare)
      -        -        -    1,000      1,000 Autonomy Corp.+ (Information Technology)
      -    7,043        -        -      7,043 BAA PLC (Industrial & Commercial)
      -   18,372        -  111,764    130,136 BAE Systems PLC (Industrial & Commercial)
      -    7,109        -   19,361     26,470 Barclays PLC (Finance)
      -    7,239        -        -      7,239 Bass PLC (Multi-industry)
      -   23,981        -    6,483     30,464 BG Group PLC (Utilities)
      -        -    8,625        -      8,625 Bloomsbury Publishing PLC (Information & Entertainment)
      -      814        -        -        814 Blue Circle Industries PLC (Industrial & Commercial)
      -    3,500        -        -      3,500 BOC Group PLC (Materials)
      -    4,949        -        -      4,949 Boots Co PLC (Consumer Discretionary)
      -  178,879        -   33,000    211,879 BP Amoco PLC (Energy)
  2,800        -        -   10,899     13,699 BP Amoco PLC ADR (Energy)
      -   20,704        -        -     20,704 British Airways PLC (Industrial & Commercial)
      -    9,634        -        -      9,634 British American Tobacco PLC (Consumer Staples)
      -        -   51,950        -     51,950 British Energy PLC (Energy)
      -    7,990        -        -      7,990 British Land Company PLC (Real Estate)
      -    8,546        -        -      8,546 British SKY Broadcasting PLC (Information &
                                               Entertainment)
      -   50,193        -        -     50,193 British Telecommunications PLC (Information Technology)
      -      437        -        -        437 Bunzl PLC (Materials)
 21,000        -        -   17,227     38,227 Cable & Wireless PLC (Information Technology)
      -   17,928        -   28,525     46,453 Cadbury Schweppes PLC (Consumer Staples)
      -    1,977        -        -      1,977 Canary Wharf Group PLC (Real Estate)
      -    5,904        -        -      5,904 Capita Group PLC (Industrial & Commercial)
      -    3,591        -        -      3,591 Carlton Communications PLC (Information & Entertainment)
      -        -   84,475        -     84,475 Carphone Warehouse Group PLC (Information Technology)
      -        -   18,100        -     18,100 Cedar Group PLC (Information Technology)
      -        -        -   29,507     29,507 Celltech Group PLC+ (Healthcare)
      -   22,808        -   13,500     36,308 Centrica PLC (Utilities)
      -   10,691        -        -     10,691 CGNU PLC (Finance)
      -    5,161        -        -      5,161 Chelsfield PLC (Real Estate)
 17,000   14,672        -   83,770    115,442 Compass Group PLC+ (Consumer Discretionary)
      -    3,993        -        -      3,993 Corus Group PLC (Materials)
      -        -        -   10,000     10,000 David S. Smith Holdings PLC (Materials)
      -        -   27,650        -     27,650 Debenhams PLC (Consumer Discretionary)
      -        -    7,375        -      7,375 DFS Furniture PLC (Consumer Discretionary)
      -   31,661        -   63,499     95,160 Diageo PLC (Consumer Staples)
 12,000        -        -    5,500     17,500 Dimension Data Holdings PLC (Information Technology)
      -   11,032        -   30,523     41,555 Dixons Group PLC (Consumer Discretionary)
      -        -    5,700        -      5,700 easyJet PLC (Industrial & Commercial)
      -        -   29,750        -     29,750 Eidos PLC (Information & Entertainment)
      -        -        -   14,420     14,420 Electrocomponents PLC (Information Technology)
      -        -   27,675        -     27,675 Electronics Boutique PLC (Consumer Discretionary)
      -    3,902        -        -      3,902 EMI Group PLC (Information & Entertainment)
 27,875        -        -        -     27,875 Energis PLC (Information Technology)
      -        -   52,600        -     52,600 First Choice Holidays PLC (Information & Entertainment)
      -        -   11,000        -     11,000 Fitness First PLC (Information & Entertainment)
      -        -    4,650        -      4,650 Galen Holdings PLC (Healthcare)
      -    8,995        -    2,000     10,995 GKN PLC (Consumer Discretionary)
              Principal/Shares                                                                                  Market Value
---------------------------------------------                                                          --------------------------
        North             Style                                                                                North
        American Inter-   Select                                                                               American  Inter-
        Inter-   national Inter-                                                                               Inter-    national
Global  national Small    national  Pro Forma                                                          Global  national  Small
Equity  Equity   Cap      Equity    Combined                         Description                       Equity  Equity    Cap
------- -------- -------- --------  --------- -------------------------------------------------------- ------- --------- --------
      -        -        -    2,800      2,800 Sunplus Technology Co. Ltd. GDR + (Information
                                               Technology)                                                   -         -        -
      -        -        -   10,800     10,800 Sunplus Technology Co. Ltd. GDR +* (Information
                                               Technology)                                                   -         -        -
      -        -        -        -            United Kingdom
      -    2,677        -        -      2,677 3I Group PLC (Finance)                                         -    48,174        -
      -    5,501        -    3,980      9,481 Abbey National PLC (Finance)                                   -    97,578        -
      -        -   24,125        -     24,125 Acambis PLC (Healthcare)                                       -         -   42,793
 23,425        -        -        -     23,425 Aegis Group PLC (Information & Entertainment)             45,908         -        -
      -        -   22,050        -     22,050 Airtours PLC (Information & Entertainment)                     -         -  100,305
      -    4,233        -        -      4,233 Amersham PLC (Healthcare)                                      -    32,275        -
      -        -   16,200        -     16,200 Amey PLC (Industrial & Commercial)                             -         -   93,206
  7,500    2,544        -        -     10,044 Amvescap PLC (Finance)                                   139,688    47,382        -
 18,000    4,089        -        -     22,089 ARM Holdings PLC (Information Technology)                 98,876    22,461        -
      -   11,995        -   11,165     23,160 AstraZeneca PLC (Healthcare)                                   -   558,349        -
      -        -        -    1,000      1,000 Autonomy Corp.+ (Information Technology)                       -         -        -
      -    7,043        -        -      7,043 BAA PLC (Industrial & Commercial)                              -    61,861        -
      -   18,372        -  111,764    130,136 BAE Systems PLC (Industrial & Commercial)                      -    86,991        -
      -    7,109        -   19,361     26,470 Barclays PLC (Finance)                                         -   228,812        -
      -    7,239        -        -      7,239 Bass PLC (Multi-industry)                                      -    79,633        -
      -   23,981        -    6,483     30,464 BG Group PLC (Utilities)                                       -    94,338        -
      -        -    8,625        -      8,625 Bloomsbury Publishing PLC (Information & Entertainment)        -         -   92,289
      -      814        -        -        814 Blue Circle Industries PLC (Industrial & Commercial)           -     5,618        -
      -    3,500        -        -      3,500 BOC Group PLC (Materials)                                      -    51,469        -
      -    4,949        -        -      4,949 Boots Co PLC (Consumer Discretionary)                          -    43,716        -
      -  178,879        -   33,000    211,879 BP Amoco PLC (Energy)                                          - 1,604,410        -
  2,800        -        -   10,899     13,699 BP Amoco PLC ADR (Energy)                                151,424         -        -
      -   20,704        -        -     20,704 British Airways PLC (Industrial & Commercial)                  -   167,929        -
      -    9,634        -        -      9,634 British American Tobacco PLC (Consumer Staples)                -    48,580        -
      -        -   51,950        -     51,950 British Energy PLC (Energy)                                    -         -  228,146
      -    7,990        -        -      7,990 British Land Company PLC (Real Estate)                         -    53,262        -
      -    8,546        -        -      8,546 British SKY Broadcasting PLC (Information &
                                               Entertainment)                                                -   106,969        -
      -   50,193        -        -     50,193 British Telecommunications PLC (Information Technology)        -   400,650        -
      -      437        -        -        437 Bunzl PLC (Materials)                                          -     2,558        -
 21,000        -        -   17,227     38,227 Cable & Wireless PLC (Information Technology)            154,258         -        -
      -   17,928        -   28,525     46,453 Cadbury Schweppes PLC (Consumer Staples)                       -   110,534        -
      -    1,977        -        -      1,977 Canary Wharf Group PLC (Real Estate)                           -    15,272        -
      -    5,904        -        -      5,904 Capita Group PLC (Industrial & Commercial)                     -    41,764        -
      -    3,591        -        -      3,591 Carlton Communications PLC (Information & Entertainment)       -    21,935        -
      -        -   84,475        -     84,475 Carphone Warehouse Group PLC (Information Technology)          -         -  160,718
      -        -   18,100        -     18,100 Cedar Group PLC (Information Technology)                       -         -   72,109
      -        -        -   29,507     29,507 Celltech Group PLC+ (Healthcare)                               -         -        -
      -   22,808        -   13,500     36,308 Centrica PLC (Utilities)                                       -    77,244        -
      -   10,691        -        -     10,691 CGNU PLC (Finance)                                             -   148,347        -
      -    5,161        -        -      5,161 Chelsfield PLC (Real Estate)                                   -    26,588        -
 17,000   14,672        -   83,770    115,442 Compass Group PLC+ (Consumer Discretionary)              130,347   112,497        -
      -    3,993        -        -      3,993 Corus Group PLC (Materials)                                    -     4,084        -
      -        -        -   10,000     10,000 David S. Smith Holdings PLC (Materials)                        -         -        -
      -        -   27,650        -     27,650 Debenhams PLC (Consumer Discretionary)                         -         -  174,035
      -        -    7,375        -      7,375 DFS Furniture PLC (Consumer Discretionary)                     -         -   44,859
      -   31,661        -   63,499     95,160 Diageo PLC (Consumer Staples)                                  -   332,889        -
 12,000        -        -    5,500     17,500 Dimension Data Holdings PLC (Information Technology)      56,819         -        -
      -   11,032        -   30,523     41,555 Dixons Group PLC (Consumer Discretionary)                      -    38,506        -
      -        -    5,700        -      5,700 easyJet PLC (Industrial & Commercial)                          -         -   32,534
      -        -   29,750        -     29,750 Eidos PLC (Information & Entertainment)                        -         -  124,268
      -        -        -   14,420     14,420 Electrocomponents PLC (Information Technology)                 -         -        -
      -        -   27,675        -     27,675 Electronics Boutique PLC (Consumer Discretionary)              -         -   32,067
      -    3,902        -        -      3,902 EMI Group PLC (Information & Entertainment)                    -    24,783        -
 27,875        -        -        -     27,875 Energis PLC (Information Technology)                     145,146         -        -
      -        -   52,600        -     52,600 First Choice Holidays PLC (Information & Entertainment)        -         -  127,223
      -        -   11,000        -     11,000 Fitness First PLC. (Information & Entertainment)               -         -   85,444
      -        -    4,650        -      4,650 Galen Holdings PLC (Healthcare)                                -         -   58,173
      -    8,995        -    2,000     10,995 GKN PLC (Consumer Discretionary)                               -    97,084        -
              Principal/Shares
---------------------------------------------
        North             Style                                                                                Market Value
        American Inter-   Select                                                                       --------------------------
        Inter-   national Inter-                                                                       Style Select
Global  national Small    national  Pro Forma                                                          International    Pro Forma
Equity  Equity   Cap      Equity    Combined                         Description                          Equity        Combined
------- -------- -------- --------  --------- -------------------------------------------------------- -------------    ---------
      -        -        -    2,800      2,800 Sunplus Technology Co. Ltd. GDR + (Information
                                               Technology)                                                    26,600       26,600
      -        -        -   10,800     10,800 Sunplus Technology Co. Ltd. GDR +* (Information
                                               Technology)                                                   102,600      102,600
      -        -        -        -            United Kingdom
      -    2,677        -        -      2,677 3I Group PLC (Finance)                                               -       48,174
      -    5,501        -    3,980      9,481 Abbey National PLC (Finance)                                    70,598      168,176
      -        -   24,125        -     24,125 Acambis PLC (Healthcare)                                             -       42,793
 23,425        -        -        -     23,425 Aegis Group PLC (Information & Entertainment)                        -       45,908
      -        -   22,050        -     22,050 Airtours PLC (Information & Entertainment)                           -      100,305
      -    4,233        -        -      4,233 Amersham PLC (Healthcare)                                            -       32,275
      -        -   16,200        -     16,200 Amey PLC (Industrial & Commercial)                                   -       93,206
  7,500    2,544        -        -     10,044 Amvescap PLC (Finance)                                               -      187,070
 18,000    4,089        -        -     22,089 ARM Holdings PLC (Information Technology)                            -      121,337
      -   11,995        -   11,165     23,160 AstraZeneca PLC (Healthcare)                                   519,714    1,078,063
      -        -        -    1,000      1,000 Autonomy Corp.+ (Information Technology)                         8,454        8,454
      -    7,043        -        -      7,043 BAA PLC (Industrial & Commercial)                                    -       61,861
      -   18,372        -  111,764    130,136 BAE Systems PLC (Industrial & Commercial)                      529,198      616,189
      -    7,109        -   19,361     26,470 Barclays PLC (Finance)                                         623,158      851,970
      -    7,239        -        -      7,239 Bass PLC (Multi-industry)                                                    79,633
      -   23,981        -    6,483     30,464 BG Group PLC (Utilities)                                        25,503      119,841
      -        -    8,625        -      8,625 Bloomsbury Publishing PLC (Information & Entertainment)              -       92,289
      -      814        -        -        814 Blue Circle Industries PLC (Industrial & Commercial)                 -        5,618
      -    3,500        -        -      3,500 BOC Group PLC (Materials)                                            -       51,469
      -    4,949        -        -      4,949 Boots Co PLC (Consumer Discretionary)                                -       43,716
      -  178,879        -   33,000    211,879 BP Amoco PLC (Energy)                                          295,985    1,900,395
  2,800        -        -   10,899     13,699 BP Amoco PLC ADR (Energy)                                      589,418      740,842
      -   20,704        -        -     20,704 British Airways PLC (Industrial & Commercial)                        -      167,929
      -    9,634        -        -      9,634 British American Tobacco PLC (Consumer Staples)                      -       48,580
      -        -   51,950        -     51,950 British Energy PLC (Energy)                                          -      228,146
      -    7,990        -        -      7,990 British Land Company PLC (Real Estate)                               -       53,262
      -    8,546        -        -      8,546 British SKY Broadcasting PLC (Information &
                                               Entertainment)                                                      -      106,969
      -   50,193        -        -     50,193 British Telecommunications PLC (Information Technology)              -      400,650
      -      437        -        -        437 Bunzl PLC (Materials)                                                -        2,558
 21,000        -        -   17,227     38,227 Cable & Wireless PLC (Information Technology)                  126,543      280,801
      -   17,928        -   28,525     46,453 Cadbury Schweppes PLC (Consumer Staples)                       175,870      286,404
      -    1,977        -        -      1,977 Canary Wharf Group PLC (Real Estate)                                 -       15,272
      -    5,904        -        -      5,904 Capita Group PLC (Industrial & Commercial)                           -       41,764
      -    3,591        -        -      3,591 Carlton Communications PLC (Information & Entertainment)             -       21,935
      -        -   84,475        -     84,475 Carphone Warehouse Group PLC (Information Technology)                -      160,718
      -        -   18,100        -     18,100 Cedar Group PLC (Information Technology)                             -       72,109
      -        -        -   29,507     29,507 Celltech Group PLC+ (Healthcare)                               510,738      510,738
      -   22,808        -   13,500     36,308 Centrica PLC (Utilities)                                        45,721      122,965
      -   10,691        -        -     10,691 CGNU PLC (Finance)                                                   -      148,347
      -    5,161        -        -      5,161 Chelsfield PLC (Real Estate)                                         -       26,588
 17,000   14,672        -   83,770    115,442 Compass Group PLC+ (Consumer Discretionary)                    642,305      885,149
      -    3,993        -        -      3,993 Corus Group PLC (Materials)                                          -        4,084
      -        -        -   10,000     10,000 David S. Smith Holdings PLC (Materials)                         21,672       21,672
      -        -   27,650        -     27,650 Debenhams PLC (Consumer Discretionary)                               -      174,035
      -        -    7,375        -      7,375 DFS Furniture PLC (Consumer Discretionary)                           -       44,859
      -   31,661        -   63,499     95,160 Diageo PLC (Consumer Staples)                                  667,640    1,000,529
 12,000        -        -    5,500     17,500 Dimension Data Holdings PLC (Information Technology)            26,042       82,861
      -   11,032        -   30,523     41,555 Dixons Group PLC (Consumer Discretionary)                      106,538      145,044
      -        -    5,700        -      5,700 easyJet PLC (Industrial & Commercial)                                -       32,534
      -        -   29,750        -     29,750 Eidos PLC (Information & Entertainment)                              -      124,268
      -        -        -   14,420     14,420 Electrocomponents PLC (Information Technology)                 127,686      127,686
      -        -   27,675        -     27,675 Electronics Boutique PLC (Consumer Discretionary)                    -       32,067
      -    3,902        -        -      3,902 EMI Group PLC (Information & Entertainment)                          -       24,783
 27,875        -        -        -     27,875 Energis PLC (Information Technology)                                 -      145,146
      -        -   52,600        -     52,600 First Choice Holidays PLC (Information & Entertainment)              -      127,223
      -        -   11,000        -     11,000 Fitness First PLC. (Information & Entertainment)                     -       85,444
      -        -    4,650        -      4,650 Galen Holdings PLC (Healthcare)                                      -       58,173
      -    8,995        -    2,000     10,995 GKN PLC (Consumer Discretionary)                                21,586      118,670

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

              Principal/Shares
--------------------------------------------
       North             Style                                                                                             North
       American Inter-   Select                                                                                            American
       Inter-   national Inter-                                                                              Matur-        Inter-
Global national Small    national  Pro Forma                                                                 ity    Global national
Equity Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------ -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ --------
10,900   49,684       -   102,321  162,905   Glaxosmithkline PLC (Healthcare)
     -        -  14,750         -   14,750   Go-Ahead Group PLC (Industrial & Commercial)
     -   14,672       -    87,939  102,611   Granada PLC (Information & Entertainment)
     -    5,319       -         -    5,319   Grantchester Holdings PLC (Real Estate)
     -    3,642       -         -    3,642   Great Portland Estates PLC (Real Estate)
     -    7,108       -         -    7,108   Great Universal Stores PLC (Consumer Discretionary)
     -    8,987       -         -    8,987   Halifax Group PLC (Finance)
     -    2,910       -         -    2,910   Hammerson PLC (Real Estate)
     -      964       -         -      964   Hanson PLC (Industrial & Commercial)
     -   11,253       -    21,004   32,257   Hays PLC (Industrial & Commercial)
     -   13,719       -    10,000   23,719   Hilton Group PLC (Information & Entertainment)
     -        -  38,250         -   38,250   HIT Entertainment PLC (Information & Entertainment)
     -        -  76,500         -   76,500   House Of Fraser PLC (Consumer Discretionary)
     -        -       -     8,800    8,800   HSBC Holdings PLC  (Finance)
     -   36,205       -         -   36,205   HSBC Holdings PLC (Finance)
     -        -  18,650         -   18,650   Imagination Technologies Group PLC (Information Technology)
     -    7,165                 -    7,165   Imperial Chemical Industries PLC (Materials)
     -        -  54,150         -   54,150   Innogy Holdings PLC (Utilities)
     -    4,829                 -    4,829   International Power PLC (Utilities)
     -   27,067                 -   27,067   Invensys PLC (Industrial & Commercial)
     -        -     325         -      325   IONA TECHNOLOGIES PLC
     -        -  14,225         -   14,225   IQE PLC (Information Technology)
     -        -   4,525         -    4,525   JJB Sports PLC (Consumer Discretionary)
     -      196       -         -      196   Johnson Matthey PLC (Consumer Discretionary)
     -    8,493       -    24,480   32,973   Kingfisher PLC (Consumer Discretionary)
     -    6,388       -         -    6,388   Land Securities PLC (Real Estate)
     -   23,981       -    21,483   45,464   Lattice Group PLC (Energy)
     -   26,587       -         -   26,587   Legal & General Group PLC (Healthcare)
     -   20,571       -         -   20,571   Lloyds TSB Group PLC (Finance)
     -    1,823       -         -    1,823   Logica PLC (Information Technology)
     -    7,637       -         -    7,637   Marconi PLC (Information Technology)
     -   18,271       -         -   18,271   Marks & Spencer PLC (Consumer Discretionary)
15,400        -  21,125         -   36,525   Matalan PLC (Consumer Discretionary)
     -        -  30,650         -   30,650   Meggitt Holdings PLC (Industrial Commercial)
     -        -  52,900         -   52,900   MFI Furniture PLC (Consumer Discretionary)
     -    3,326       -         -    3,326   Misys PLC (Information technology)
     -    9,027       -         -    9,027   National Grid Group PLC (Utilities)
     -        -  11,850         -   11,850   Nestor Healthcare Group PLC (Healthcare)
     -        -  19,350         -   19,350   Northgate Information Solutions PLC (Information Technology)
     -    3,826       -         -    3,826   P&O Princess Cruises PLC (Information & Entertainment)
     -    3,826       -         -    3,826   P&O Princess Cruises PLC (Information & Entertainment)
 6,200    2,720       -         -    8,920   Pearson PLC (Information & Entertainment)
     -        -  33,450         -   33,450   Pearson PLC (Information & Entertainment)
     -        -       -    20,380   20,380   Powergen PLC (Utilities)
12,000    8,692       -         -   20,692   Prudential PLC (Finance)
     -      755       -         -      755   Psion PLC (Information Technology)
     -    2,932       -         -    2,932   Railtrack Group PLC (Industrial & Commercial)
17,000        -       -    63,179   80,179   Reckitt Benckiser PLC (Consumer Staples)
     -    5,034       -    86,000   91,034   Reed International PLC (Information & Entertainment)
     -   12,399       -         -   12,399   Rentokil Initial PLC (Multi-industry)
     -    7,061       -         -    7,061   Reuters Group PLC (Information Technology)
     -      539       -         -      539   Rexam PLC (Materials)
     -    6,322       -    23,959   30,281   Rio Tinto PLC (Materials)
     -      297       -         -      297   RMC Group PLC (Industrial & Commercial)
     -    9,737       -    76,213   85,950   Royal Bank of Scotland Group PLC (Finance)
     -    6,112       -         -    6,112   Sage Group PLC (Information Technology)
     -   11,579       -     8,280   19,859   Sainsbury (J) PLC (Consumer Discretionary)
     -    1,369       -         -    1,369   Schroders PLC/United Kingdom (Finance)
     -   11,249       -         -   11,249   Scottish Power PLC (Utilities)
     -        -  27,525         -   27,525   Selfridges PLC (Consumer Discretionary)
     -        -       -   187,216  187,216   Shell Transport & Trading Co. PLC (Energy)

              Principal/Shares
--------------------------------------------
       North             Style                                                                                 Style
       American Inter-   Select                                                                       Inter-   Select
       Inter-   national Inter-                                                                       national Inter-
Global national Small    national  Pro Forma                                                          Small    national Pro Forma
Equity Equity   Cap      Equity    Combined                         Description                       Cap      Equity   Combined
------ -------- -------- --------  --------- -------------------------------------------------------- -------- -------- ---------
10,900   49,684       -   102,321  162,905   Glaxosmithkline PLC (Healthcare)
     -        -  14,750         -   14,750   Go-Ahead Group PLC (Industrial & Commercial)
     -   14,672       -    87,939  102,611   Granada PLC (Information & Entertainment)
     -    5,319       -         -    5,319   Grantchester Holdings PLC (Real Estate)
     -    3,642       -         -    3,642   Great Portland Estates PLC (Real Estate)
     -    7,108       -         -    7,108   Great Universal Stores PLC (Consumer Discretionary)
     -    8,987       -         -    8,987   Halifax Group PLC (Finance)
     -    2,910       -         -    2,910   Hammerson PLC (Real Estate)
     -      964       -         -      964   Hanson PLC (Industrial & Commercial)
     -   11,253       -    21,004   32,257   Hays PLC (Industrial & Commercial)
     -   13,719       -    10,000   23,719   Hilton Group PLC (Information & Entertainment)
     -        -  38,250         -   38,250   HIT Entertainment PLC (Information & Entertainment)
     -        -  76,500         -   76,500   House Of Fraser PLC (Consumer Discretionary)
     -        -       -     8,800    8,800   HSBC Holdings PLC  (Finance)
     -   36,205       -         -   36,205   HSBC Holdings PLC (Finance)
     -        -  18,650         -   18,650   Imagination Technologies Group PLC (Information Technology)
     -    7,165                 -    7,165   Imperial Chemical Industries PLC (Materials)
     -        -  54,150         -   54,150   Innogy Holdings PLC (Utilities)
     -    4,829                 -    4,829   International Power PLC (Utilities)
     -   27,067                 -   27,067   Invensys PLC (Industrial & Commercial)
     -        -     325         -      325   IONA TECHNOLOGIES PLC
     -        -  14,225         -   14,225   IQE PLC (Information Technology)
     -        -   4,525         -    4,525   JJB Sports PLC (Consumer Discretionary)
     -      196       -         -      196   Johnson Matthey PLC (Consumer Discretionary)
     -    8,493       -    24,480   32,973   Kingfisher PLC (Consumer Discretionary)
     -    6,388       -         -    6,388   Land Securities PLC (Real Estate)
     -   23,981       -    21,483   45,464   Lattice Group PLC (Energy)
     -   26,587       -         -   26,587   Legal & General Group PLC (Healthcare)
     -   20,571       -         -   20,571   Lloyds TSB Group PLC (Finance)
     -    1,823       -         -    1,823   Logica PLC (Information Technology)
     -    7,637       -         -    7,637   Marconi PLC (Information Technology)
     -   18,271       -         -   18,271   Marks & Spencer PLC (Consumer Discretionary)
15,400        -  21,125         -   36,525   Matalan PLC (Consumer Discretionary)
     -        -  30,650         -   30,650   Meggitt Holdings PLC (Industrial Commercial)
     -        -  52,900         -   52,900   MFI Furniture PLC (Consumer Discretionary)
     -    3,326       -         -    3,326   Misys PLC (Information technology)
     -    9,027       -         -    9,027   National Grid Group PLC (Utilities)
     -        -  11,850         -   11,850   Nestor Healthcare Group PLC (Healthcare)
     -        -  19,350         -   19,350   Northgate Information Solutions PLC (Information Technology)
     -    3,826       -         -    3,826   P&O Princess Cruises PLC (Information & Entertainment)
     -    3,826       -         -    3,826   P&O Princess Cruises PLC (Information & Entertainment)
 6,200    2,720       -         -    8,920   Pearson PLC (Information & Entertainment)
     -        -  33,450         -   33,450   Pearson PLC (Information & Entertainment)
     -        -       -    20,380   20,380   Powergen PLC (Utilities)
12,000    8,692       -         -   20,692   Prudential PLC (Finance)
     -      755       -         -      755   Psion PLC (Information Technology)
     -    2,932       -         -    2,932   Railtrack Group PLC (Industrial & Commercial)
17,000        -       -    63,179   80,179   Reckitt Benckiser PLC (Consumer Staples)
     -    5,034       -    86,000   91,034   Reed International PLC (Information & Entertainment)
     -   12,399       -         -   12,399   Rentokil Initial PLC (Multi-industry)
     -    7,061       -         -    7,061   Reuters Group PLC (Information Technology)
     -      539       -         -      539   Rexam PLC (Materials)
     -    6,322       -    23,959   30,281   Rio Tinto PLC (Materials)
     -      297       -         -      297   RMC Group PLC (Industrial & Commercial)
     -    9,737       -    76,213   85,950   Royal Bank of Scotland Group PLC (Finance)
     -    6,112       -         -    6,112   Sage Group PLC (Information Technology)
     -   11,579       -     8,280   19,859   Sainsbury (J) PLC (Consumer Discretionary)
     -    1,369       -         -    1,369   Schroders PLC/United Kingdom (Finance)
     -   11,249       -         -   11,249   Scottish Power PLC (Utilities)
     -        -  27,525         -   27,525   Selfridges PLC (Consumer Discretionary)
     -        -       -   187,216  187,216   Shell Transport & Trading Co. PLC (Energy)

              Principal/Shares                                                                                    Market Value
--------------------------------------------                                                              --------------------------
       North             Style                                                                                    North
       American Inter-   Select                                                                                   American  Inter-
       Inter-   national Inter-                                                                                   Inter-    national
Global national Small    national  Pro Forma                                                              Global  national  Small
Equity Equity   Cap      Equity    Combined                         Description                           Equity  Equity    Cap
------ -------- -------- --------  --------- ------------------------------------------------------------ ------- --------- --------
10,900   49,684       -   102,321  162,905   Glaxosmithkline PLC (Healthcare)                             287,993 1,312,719        -
     -        -  14,750         -   14,750   Go-Ahead Group PLC (Industrial & Commercial)                       -         -  179,348
     -   14,672       -    87,939  102,611   Granada PLC (Information & Entertainment)                          -    39,458        -
     -    5,319       -         -    5,319   Grantchester Holdings PLC (Real Estate)                            -    16,511        -
     -    3,642       -         -    3,642   Great Portland Estates PLC (Real Estate)                           -    14,216        -
     -    7,108       -         -    7,108   Great Universal Stores PLC (Consumer Discretionary)                -    54,856        -
     -    8,987       -         -    8,987   Halifax Group PLC (Finance)                                        -   102,333        -
     -    2,910       -         -    2,910   Hammerson PLC (Real Estate)                                        -    21,469        -
     -      964       -         -      964   Hanson PLC (Industrial & Commercial)                               -     6,530        -
     -   11,253       -    21,004   32,257   Hays PLC (Industrial & Commercial)                                 -    53,443        -
     -   13,719       -    10,000   23,719   Hilton Group PLC (Information & Entertainment)                     -    43,617        -
     -        -  38,250         -   38,250   HIT Entertainment PLC (Information & Entertainment)                -         -  180,565
     -        -  76,500         -   76,500   House Of Fraser PLC (Consumer Discretionary)                       -         -   98,490
     -        -       -     8,800    8,800   HSBC Holdings PLC  (Finance)                                       -         -        -
     -   36,205       -         -   36,205   HSBC Holdings PLC (Finance)                                        -   476,998        -
     -        -  18,650         -   18,650   Imagination Technologies Group PLC (Information Technology)        -         -   46,130
     -    7,165                 -    7,165   Imperial Chemical Industries PLC (Materials)                       -    42,433        -
     -        -  54,150         -   54,150   Innogy Holdings PLC (Utilities)                                    -         -  159,765
     -    4,829                 -    4,829   International Power PLC (Utilities)                                -    20,775        -
     -   27,067                 -   27,067   Invensys PLC (Industrial & Commercial)                             -    56,724        -
     -        -     325         -      325   IONA TECHNOLOGIES PLC                                              -         -   13,975
     -        -  14,225         -   14,225   IQE PLC (Information Technology)                                   -         -   51,076
     -        -   4,525         -    4,525   JJB Sports PLC (Consumer Discretionary)                            -         -   51,137
     -      196       -         -      196   Johnson Matthey PLC (Consumer Discretionary)                       -     2,720
     -    8,493       -    24,480   32,973   Kingfisher PLC (Consumer Discretionary)                            -    54,672        -
     -    6,388       -         -    6,388   Land Securities PLC (Real Estate)                                  -    81,420        -
     -   23,981       -    21,483   45,464   Lattice Group PLC (Energy)                                         -    44,768        -
     -   26,587       -         -   26,587   Legal & General Group PLC (Healthcare)                             -    62,659        -
     -   20,571       -         -   20,571   Lloyds TSB Group PLC (Finance)                                     -   213,786        -
     -    1,823       -         -    1,823   Logica PLC (Information Technology)                                -    26,078        -
     -    7,637       -         -    7,637   Marconi PLC (Information Technology)                               -    44,737        -
     -   18,271       -         -   18,271   Marks & Spencer PLC (Consumer Discretionary)                       -    70,046        -
15,400        -  21,125         -   36,525   Matalan PLC (Consumer Discretionary)                          91,644         -  125,712
     -        -  30,650         -   30,650   Meggitt Holdings PLC (Industrial Commercial)                       -         -  108,897
     -        -  52,900         -   52,900   MFI Furniture PLC (Consumer Discretionary)                         -         -   83,869
     -    3,326       -         -    3,326   Misys PLC (Information technology)                                 -    30,307        -
     -    9,027       -         -    9,027   National Grid Group PLC (Utilities)                                -    69,085        -
     -        -  11,850         -   11,850   Nestor Healthcare Group PLC (Healthcare)                           -         -   99,335
     -        -  19,350         -   19,350   Northgate Information Solutions PLC (Information Technology)       -         -   15,778
     -    3,826       -         -    3,826   P&O Princess Cruises PLC (Information & Entertainment)             -    14,025        -
     -    3,826       -         -    3,826   P&O Princess Cruises PLC (Information & Entertainment)             -    18,116        -
 6,200    2,720       -         -    8,920   Pearson PLC (Information & Entertainment)                    130,642    57,314        -
     -        -  33,450         -   33,450   Pearson PLC (Information & Entertainment)                          -         -  173,127
     -        -       -    20,380   20,380   Powergen PLC (Utilities)                                           -         -        -
12,000    8,692       -         -   20,692   Prudential PLC (Finance)                                     140,418   101,709        -
     -      755       -         -      755   Psion PLC (Information Technology)                                 -     1,096        -
     -    2,932       -         -    2,932   Railtrack Group PLC (Industrial & Commercial)                      -    20,552        -
17,000        -       -    63,179   80,179   Reckitt Benckiser PLC (Consumer Staples)                     231,877         -        -
     -    5,034       -    86,000   91,034   Reed International PLC (Information & Entertainment)               -    49,904        -
     -   12,399       -         -   12,399   Rentokil Initial PLC (Multi-industry)                              -    33,700        -
     -    7,061       -         -    7,061   Reuters Group PLC (Information Technology)                         -   103,533        -
     -      539       -         -      539   Rexam PLC (Materials)                                              -     2,251        -
     -    6,322       -    23,959   30,281   Rio Tinto PLC (Materials)                                          -   128,058        -
     -      297       -         -      297   RMC Group PLC (Industrial & Commercial)                            -     3,140        -
     -    9,737       -    76,213   85,950   Royal Bank of Scotland Group PLC (Finance)                         -   225,507        -
     -    6,112       -         -    6,112   Sage Group PLC (Information Technology)                            -    25,858        -
     -   11,579       -     8,280   19,859   Sainsbury (J) PLC (Consumer Discretionary)                         -    65,800        -
     -    1,369       -         -    1,369   Schroders PLC/United Kingdom (Finance)                             -    19,564        -
     -   11,249       -         -   11,249   Scottish Power PLC (Utilities)                                     -    71,608        -
     -        -  27,525         -   27,525   Selfridges PLC (Consumer Discretionary)                            -         -  139,780
     -        -       -   187,216  187,216   Shell Transport & Trading Co. PLC (Energy)                         -         -        -
             Principal/Shares
--------------------------------------------
       North             Style                                                                                   Market Value
       American Inter-   Select                                                                          --------------------------
       Inter-   national Inter-                                                                          Style Select
Global national Small    national  Pro Forma                                                             International    Pro Forma
Equity Equity   Cap      Equity    Combined                         Description                             Equity        Combined
------ -------- -------- --------  --------- ----------------------------------------------------------- -------------    ---------
10,900   49,684       -   102,321  162,905   Glaxosmithkline PLC (Healthcare)                                2,703,458    4,304,170
     -        -  14,750         -   14,750   Go-Ahead Group PLC (Industrial & Commercial)                            -      179,348
     -   14,672       -    87,939  102,611   Granada PLC (Information & Entertainment)                         236,498      275,956
     -    5,319       -         -    5,319   Grantchester Holdings PLC (Real Estate)                                 -       16,511
     -    3,642       -         -    3,642   Great Portland Estates PLC (Real Estate)                                -       14,216
     -    7,108       -         -    7,108   Great Universal Stores PLC (Consumer Discretionary)                     -       54,856
     -    8,987       -         -    8,987   Halifax Group PLC (Finance)                                             -      102,333
     -    2,910       -         -    2,910   Hammerson PLC (Real Estate)                                             -       21,469
     -      964       -         -      964   Hanson PLC (Industrial & Commercial)                                    -        6,530
     -   11,253       -    21,004   32,257   Hays PLC (Industrial & Commercial)                                 99,754      153,197
     -   13,719       -    10,000   23,719   Hilton Group PLC (Information & Entertainment)                     31,793       75,410
     -        -  38,250         -   38,250   HIT Entertainment PLC (Information & Entertainment)                     -      180,565
     -        -  76,500         -   76,500   House Of Fraser PLC (Consumer Discretionary)                            -       98,490
     -        -       -     8,800    8,800   HSBC Holdings PLC  (Finance)                                      111,707      111,707
     -   36,205       -         -   36,205   HSBC Holdings PLC (Finance)                                             -      476,998
     -        -  18,650         -   18,650   Imagination Technologies Group PLC (Information Technology)             -       46,130
     -    7,165                 -    7,165   Imperial Chemical Industries PLC (Materials)                            -       42,433
     -        -  54,150         -   54,150   Innogy Holdings PLC (Utilities)                                         -      159,765
     -    4,829                 -    4,829   International Power PLC (Utilities)                                     -       20,775
     -   27,067                 -   27,067   Invensys PLC (Industrial & Commercial)                                  -       56,724
     -        -     325         -      325   IONA TECHNOLOGIES PLC                                                   -       13,975
     -        -  14,225         -   14,225   IQE PLC (Information Technology)                                        -       51,076
     -        -   4,525         -    4,525   JJB Sports PLC (Consumer Discretionary)                                 -       51,137
     -      196       -         -      196   Johnson Matthey PLC (Consumer Discretionary)                            -        2,720
     -    8,493       -    24,480   32,973   Kingfisher PLC (Consumer Discretionary)                           157,584      212,256
     -    6,388       -         -    6,388   Land Securities PLC (Real Estate)                                       -       81,420
     -   23,981       -    21,483   45,464   Lattice Group PLC (Energy)                                         40,105       84,873
     -   26,587       -         -   26,587   Legal & General Group PLC (Healthcare)                                  -       62,659
     -   20,571       -         -   20,571   Lloyds TSB Group PLC (Finance)                                          -      213,786
     -    1,823       -         -    1,823   Logica PLC (Information Technology)                                     -       26,078
     -    7,637       -         -    7,637   Marconi PLC (Information technology)                                    -       44,737
     -   18,271       -         -   18,271   Marks & Spencer PLC (Consumer Discretionary)                            -       70,046
15,400        -  21,125         -   36,525   Matalan PLC (Consumer Discretionary)                                    -      217,356
     -        -  30,650         -   30,650   Meggitt Holdings PLC (Industrial Commercial)                            -      108,897
     -        -  52,900         -   52,900   MFI Furniture PLC (Consumer Discretionary)                              -       83,869
     -    3,326       -         -    3,326   Misys PLC (Information technology)                                      -       30,307
     -    9,027       -         -    9,027   National Grid Group PLC (Utilities)                                     -       69,085
     -        -  11,850         -   11,850   Nestor Healthcare Group PLC (Healthcare)                                -       99,335
     -        -  19,350         -   19,350   Northgate Information Solutions PLC (Information Technology)            -       15,778
     -    3,826       -         -    3,826   P&O Princess Cruises PLC (Information & Entertainment)                  -       14,025
     -    3,826       -         -    3,826   P&O Princess Cruises PLC (Information & Entertainment)                  -       18,116
 6,200    2,720       -         -    8,920   Pearson PLC (Information & Entertainment)                               -      187,956
     -        -  33,450         -   33,450   Pearson PLC (Information & Entertainment)                               -      173,127
     -        -       -    20,380   20,380   Powergen PLC (Utilities)                                          208,157      208,157
12,000    8,692       -         -   20,692   Prudential PLC (Finance)                                                -      242,127
     -      755       -         -      755   Psion PLC (Information Technology)                                      -        1,096
     -    2,932       -         -    2,932   Railtrack Group PLC (Industrial & Commercial)                           -       20,552
17,000        -       -    63,179   80,179   Reckitt Benckiser PLC (Consumer Staples)                          861,751    1,093,628
     -    5,034       -    86,000   91,034   Reed International PLC (Information & Entertainment)              852,550      902,454
     -   12,399       -         -   12,399   Rentokil Initial PLC (Multi-industry)                                   -       33,700
     -    7,061       -         -    7,061   Reuters Group PLC (Information technology)                              -      103,533
     -      539       -         -      539   Rexam PLC (Materials)                                                   -        2,251
     -    6,322       -    23,959   30,281   Rio Tinto PLC (Materials)                                         485,311      613,369
     -      297       -         -      297   RMC Group PLC (Industrial & Commercial)                                 -        3,140
     -    9,737       -    76,213   85,950   Royal Bank of Scotland Group PLC (Finance)                      1,765,077    1,990,584
     -    6,112       -         -    6,112   Sage Group PLC (Information Technology)                                 -       25,858
     -   11,579       -     8,280   19,859   Sainsbury (J) PLC (Consumer Discretionary)                         47,052      112,852
     -    1,369       -         -    1,369   Schroders PLC/United Kingdom (Finance)                                  -       19,564
     -   11,249       -         -   11,249   Scottish Power PLC (Utilities)                                          -       71,608
     -        -  27,525         -   27,525   Selfridges PLC (Consumer Discretionary)                                 -      139,780
     -        -       -   187,216  187,216   Shell Transport & Trading Co. PLC (Energy)                      1,562,685    1,562,685

              Principal/Shares
--------------------------------------------
       North             Style                                                                                             North
       American Inter-   Select                                                                                            American
       Inter-   national Inter-                                                                              Matur-        Inter-
Global national Small    national  Pro Forma                                                                 ity    Global national
Equity Equity   Cap      Equity    Combined                         Description                       Coupon Date   Equity Equity
------ -------- -------- --------  --------- -------------------------------------------------------- ------ ------ ------ --------
     -        -  182,150        -    182,150  Signet Group PLC (Consumer Discretionary)
     -    4,470        -        -      4,470  Slough Estates PLC (Real Estate)
     -    2,652        -        -      2,652  Smith & Nephew PLC (Healthcare)
27,700        -        -        -     27,700  Spirent PLC (Information Technology)
     -        -        -   18,976     18,976  Standard Chartered PLC (Finance)
     -    1,970        -         -     1,970  Tate & Lyle PLC (Consumer Staples)
     -        -   35,050              35,050  TBI PLC (Industrial & Commercial)
56,000        -        -        -     56,000  Telewest Communications PLC (Information & Entertainment)
26,000   42,448        -   61,140    129,588  Tesco PLC (Consumer Discretionary)
     -        -        -   50,544     50,544  Tomkins PLC (Multi-industry)
     -        -   17,675        -     17,675  Torex PLC (Information Technology)
     -   26,664        -   23,214     49,878  Unilever PLC (Consumer Staples)
     -        -        -    5,536      5,536  United Business Media PLC (Information & Entertainment)
     -    4,613        -        -      4,613  United Utilities PLC (Utilities)
     -  288,115        -  500,367    788,482  Vodafone Group PLC (Information Technology)
     -        -   18,125        -     18,125  Wetherspoon (J.D.) PLC (Consumer Discretionary)
 5,750    4,218        -   48,040     58,008  WPP Group PLC (Information & Entertainment)
                                              United States                                                          34.3%   0.0%
 3,500        -        -        -      3,500  Abbott Laboratories, Inc. (Healthcare)
 1,600        -        -        -      1,600  Alcoa, Inc. (Materials)
 2,775        -        -        -      2,775  American Express Co. (Finance)
 2,100        -        -        -      2,100  American International Group, Inc.# (Finance)
 1,749        -        -        -      1,749  Amgen, Inc.+ (Healthcare)
 1,250        -        -        -      1,250  Analog Devices, Inc.+ (Information Technology)
 9,769        -        -        -      9,769  AOL Time Warner, Inc.+ (Information & Entertainment)
 2,009        -        -       -       2,009  Bank of New York Co., Inc. (Finance)
 1,182        -        -       -       1,182  Baxter International, Inc. (Healthcare)
    50        -        -       -          50  Berkshire Hathaway Inc. (Finance)
   775        -        -       -         775  Bristol-Myers Squibb Co. (Healthcare)
 1,350        -        -       -       1,350  Caterpillar, Inc. (Industrial & Commercial)
 8,248        -        -       -       8,248  Cisco Systems, Inc.+ (Information Technology)
12,486        -        -       -      12,486  Citigroup, Inc. (Finance)
 1,200        -        -       -       1,200  Clear Channel Communications, Inc.+ (Information & Entertainment)
 3,500        -        -       -       3,500  Coca-Cola Co. (Consumer Staples)
 1,917        -        -       -       1,917  Comcast Corp., Class A+ (Information & Entertainment)
 1,427        -        -       -       1,427  Comverse Technology, Inc.+ (Information Technology)
 2,078        -        -       -       2,078  Corning, Inc. (Information Technology)
 2,150        -        -       -       2,150  DISNEY WALT CO. (Information & Entertainment)
 3,291        -        -       -       3,291  EMC Corp.+ (Information Technology)
 1,275        -        -       -       1,275  Federal National Mortgage Association (Finance)
 4,146        -        -       -       4,146  Fifth Third Bancorp (Finance)
 1,575        -        -       -       1,575  FleetBoston Financial Corp. (Finance)
16,482        -        -       -      16,482  General Electric Co. (Information Technology)
 6,276        -        -       -       6,276  Home Depot, Inc. (Consumer Discretionary)
 8,243        -        -       -       8,243  Intel Corp. (Information Technology)
 3,025        -        -       -       3,025  International Business Machines Corp. (Information Technology)
 1,675        -        -       -       1,675  Johnson & Johnson Co. (Healthcare)
 2,333        -        -       -       2,333  Juniper Networks, Inc.+ (Information Technology)
 1,746        -        -       -       1,746  Kohl's Corp.+ (Consumer Discretionary)
 1,946        -        -       -       1,946  Merck & Co., Inc. (Healthcare)
     -        -    5,900       -       5,900  Mettler Toledo International Inc. (Information Technology)
 7,775        -        -       -       7,775  Microsoft Corp.+ (Information Technology)
 1,775        -        -       -       1,775  Morgan Stanley Dean Witter & Co. (Finance)
 1,045        -        -       -       1,045  Omnicom Group, Inc. (Information & Entertainment)
12,342        -        -       -      12,342  Oracle Corp.+ (Information Technology)
16,896        -        -       -      16,896  Pfizer, Inc. (Healthcare)
     -        -        -   7,800       7,800  Pharmacia Corp. (Healthcare)
 1,500        -        -       -       1,500  Philip Morris Cos., Inc. (Consumer Staples)
 2,400        -        -       -       2,400  Solectron Corp. (Information Technology)
 6,098        -        -       -       6,098  Sun Microsystems, Inc. (Information Technology)
 3,598        -        -       -       3,598  Viacom, Inc. (Information & Entertainment)

              Principal/Shares
--------------------------------------------
       North             Style                                                                                 Style
       American Inter-   Select                                                                       Inter-   Select
       Inter-   national Inter-                                                                       national Inter-
Global national Small    national  Pro Forma                                                          Small    national Pro Forma
Equity Equity   Cap      Equity    Combined                         Description                       Cap      Equity   Combined
------ -------- -------- --------  --------- -------------------------------------------------------- -------- -------- ---------
     -        -  182,150        -    182,150  Signet Group PLC (Consumer Discretionary)
     -    4,470        -        -      4,470  Slough Estates PLC (Real Estate)
     -    2,652        -        -      2,652  Smith & Nephew PLC (Healthcare)
27,700        -        -        -     27,700  Spirent PLC (Information Technology)
     -        -        -   18,976     18,976  Standard Chartered PLC (Finance)
     -    1,970        -         -     1,970  Tate & Lyle PLC (Consumer Staples)
     -        -   35,050              35,050  TBI PLC (Industrial & Commercial)
56,000        -        -        -     56,000  Telewest Communications PLC (Information & Entertainment)
26,000   42,448        -   61,140    129,588  Tesco PLC (Consumer Discretionary)
     -        -        -   50,544     50,544  Tomkins PLC (Multi-industry)
     -        -   17,675        -     17,675  Torex PLC (Information Technology)
     -   26,664        -   23,214     49,878  Unilever PLC (Consumer Staples)
     -        -        -    5,536      5,536  United Business Media PLC (Information & Entertainment)
     -    4,613        -        -      4,613  United Utilities PLC (Utilities)
     -  288,115        -  500,367    788,482  Vodafone Group PLC (Information Technology)
     -        -   18,125        -     18,125  Wetherspoon (J.D.) PLC (Consumer Discretionary)
 5,750    4,218        -   48,040     58,008  WPP Group PLC (Information & Entertainment)
                                              United States                                                1.4%     0.4%      4.9%
 3,500        -        -        -      3,500  Abbott Laboratories, Inc. (Healthcare)
 1,600        -        -        -      1,600  Alcoa, Inc. (Materials)
 2,775        -        -        -      2,775  American Express Co. (Finance)
 2,100        -        -        -      2,100  American International Group, Inc.# (Finance)
 1,749        -        -        -      1,749  Amgen, Inc.+ (Healthcare)
 1,250        -        -        -      1,250  Analog Devices, Inc.+ (Information Technology)
 9,769        -        -        -      9,769  AOL Time Warner, Inc.+ (Information & Entertainment)
 2,009        -        -       -       2,009  Bank of New York Co., Inc. (Finance)
 1,182        -        -       -       1,182  Baxter International, Inc. (Healthcare)
    50        -        -       -          50  Berkshire Hathaway Inc. (Finance)
   775        -        -       -         775  Bristol-Myers Squibb Co. (Healthcare)
 1,350        -        -       -       1,350  Caterpillar, Inc. (Industrial & Commercial)
 8,248        -        -       -       8,248  Cisco Systems, Inc.+ (Information Technology)
12,486        -        -       -      12,486  Citigroup, Inc. (Finance)
 1,200        -        -       -       1,200  Clear Channel Communications, Inc.+ (Information & Entertainment)
 3,500        -        -       -       3,500  Coca-Cola Co. (Consumer Staples)
 1,917        -        -       -       1,917  Comcast Corp., Class A+ (Information & Entertainment)
 1,427        -        -       -       1,427  Comverse Technology, Inc.+ (Information Technology)
 2,078        -        -       -       2,078  Corning, Inc. (Information Technology)
 2,150        -        -       -       2,150  DISNEY WALT CO. (Information & Entertainment)
 3,291        -        -       -       3,291  EMC Corp.+ (Information Technology)
 1,275        -        -       -       1,275  Federal National Mortgage Association (Finance)
 4,146        -        -       -       4,146  Fifth Third Bancorp (Finance)
 1,575        -        -       -       1,575  FleetBoston Financial Corp. (Finance)
16,482        -        -       -      16,482  General Electric Co. (Information Technology)
 6,276        -        -       -       6,276  Home Depot, Inc. (Consumer Discretionary)
 8,243        -        -       -       8,243  Intel Corp. (Information Technology)
 3,025        -        -       -       3,025  International Business Machines Corp. (Information Technology)
 1,675        -        -       -       1,675  Johnson & Johnson Co. (Healthcare)
 2,333        -        -       -       2,333  Juniper Networks, Inc.+ (Information Technology)
 1,746        -        -       -       1,746  Kohl's Corp.+ (Consumer Discretionary)
 1,946        -        -       -       1,946  Merck & Co., Inc. (Healthcare)
     -        -    5,900       -       5,900  Mettler Toledo International Inc. (Information Technology)
 7,775        -        -       -       7,775  Microsoft Corp.+ (Information Technology)
 1,775        -        -       -       1,775  Morgan Stanley Dean Witter & Co. (Finance)
 1,045        -        -       -       1,045  Omnicom Group, Inc. (Information & Entertainment)
12,342        -        -       -      12,342  Oracle Corp.+ (Information Technology)
16,896        -        -       -      16,896  Pfizer, Inc. (Healthcare)
     -        -        -   7,800       7,800  Pharmacia Corp. (Healthcare)
 1,500        -        -       -       1,500  Philip Morris Cos., Inc. (Consumer Staples)
 2,400        -        -       -       2,400  Solectron Corp. (Information Technology)
 6,098        -        -       -       6,098  Sun Microsystems, Inc. (Information Technology)
 3,598        -        -       -       3,598  Viacom, Inc. (Information & Entertainment)


              Principal/Shares                                                                                    Market Value
--------------------------------------------                                                              --------------------------
       North             Style                                                                                    North
       American Inter-   Select                                                                                   American  Inter-
       Inter-   national Inter-                                                                                   Inter-    national
Global national Small    national  Pro Forma                                                              Global  national  Small
Equity Equity   Cap      Equity    Combined                         Description                           Equity  Equity    Cap
------ -------- -------- --------  --------- ------------------------------------------------------------ ------- --------- --------
     -        -  182,150        -    182,150  Signet Group PLC (Consumer Discretionary)                         -         -  196,727
     -    4,470        -        -      4,470  Slough Estates PLC (Real Estate)                                  -    23,903        -
     -    2,652        -        -      2,652  Smith & Nephew PLC (Healthcare)                                   -    12,500        -
27,700        -        -        -     27,700  Spirent PLC (Information Technology)                        163,254         -        -
     -        -        -   18,976     18,976  Standard Chartered PLC (Finance)                                  -         -        -
     -    1,970        -         -     1,970  Tate & Lyle PLC (Consumer Staples)                                -     6,200        -
     -        -   35,050              35,050  TBI PLC (Industrial & Commercial)                                 -         -   40,613
56,000        -        -        -     56,000  Telewest Communications PLC (Information & Entertainment)   109,948         -        -
26,000   42,448        -   61,140    129,588  Tesco PLC (Consumer Discretionary)                           92,983   151,805        -
     -        -        -   50,544     50,544  Tomkins PLC (Multi-industry)                                      -         -        -
     -        -   17,675        -     17,675  Torex PLC (Information Technology)                                -         -  195,952
     -   26,664        -   23,214     49,878  Unilever PLC (Consumer Staples)                                   -   201,394        -
     -        -        -    5,536      5,536  United Business Media PLC (Information & Entertainment)           -         -        -
     -    4,613        -        -      4,613  United Utilities PLC (Utilities)                                  -    39,692        -
     -  288,115        -  500,367    788,482  Vodafone Group PLC (Information Technology)                       -   874,785        -
     -        -   18,125        -     18,125  Wetherspoon (J.D.) PLC (Consumer Discretionary)                   -         -  100,730
 5,750    4,218        -   48,040     58,008  WPP Group PLC (Information & Entertainment)                  68,888    50,534        -
                                              United States
 3,500        -        -        -      3,500  Abbott Laboratories, Inc. (Healthcare)                      162,330                  -
 1,600        -        -        -      1,600  Alcoa, Inc. (Materials)                                      66,240         -        -
 2,775        -        -        -      2,775  American Express Co. (Finance)                              117,771         -        -
 2,100        -        -        -      2,100  American International Group, Inc.# (Finance)               171,780         -        -
 1,749        -        -        -      1,749  Amgen, Inc.+ (Healthcare)                                   106,934         -        -
 1,250        -        -        -      1,250  Analog Devices, Inc.+ (Information Technology)               59,138         -        -
 9,769        -        -        -      9,769  AOL Time Warner, Inc.+ (Information & Entertainment)        493,335         -        -
 2,009        -        -       -       2,009  Bank of New York Co., Inc. (Finance)                        100,852         -        -
 1,182        -        -       -       1,182  Baxter International, Inc. (Healthcare)                     107,739         -        -
    50        -        -       -          50  Berkshire Hathaway Inc. (Finance)                           113,750         -        -
   775        -        -       -         775  Bristol-Myers Squibb Co. (Healthcare)                        43,400         -        -
 1,350        -        -       -       1,350  Caterpillar, Inc. (Industrial & Commercial)                  67,770         -        -
 8,248        -        -       -       8,248  Cisco Systems, Inc.+ (Information Technology)               140,051         -        -
12,486        -        -       -      12,486  Citigroup, Inc. (Finance)                                   613,686         -        -
 1,200        -        -       -       1,200  Clear Channel Communications, Inc.+ (Information &
                                               Entertainment)                                              66,960         -        -
 3,500        -        -       -       3,500  Coca-Cola Co. (Consumer Staples)                            161,665         -        -
 1,917        -        -       -       1,917  Comcast Corp., Class A+ (Information & Entertainment)        84,175         -        -
 1,427        -        -       -       1,427  Comverse Technology, Inc.+ (Information Technology)          97,750         -        -
 2,078        -        -       -       2,078  Corning, Inc. (Information Technology)                       45,654         -        -
 2,150        -        -       -       2,150  DISNEY WALT CO. (Information & Entertainment)                65,038         -        -
 3,291        -        -       -       3,291  EMC Corp.+ (Information Technology)                         130,324         -        -
 1,275        -        -       -       1,275  Federal National Mortgage Association (Finance)             102,332         -        -
 4,146        -        -       -       4,146  Fifth Third Bancorp (Finance)                               222,889         -        -
 1,575        -        -       -       1,575  FleetBoston Financial Corp. (Finance)                        60,433         -        -
16,482        -        -       -      16,482  General Electric Co. (Information Technology)               799,871         -        -
 6,276        -        -       -       6,276  Home Depot, Inc. (Consumer Discretionary)                   295,600         -        -
 8,243        -        -       -       8,243  Intel Corp. (Information Technology)                        254,791         -        -
 3,025        -        -       -       3,025  International Business Machines Corp. (Information
                                               Technology)                                                348,299         -        -
 1,675        -        -       -       1,675  Johnson & Johnson Co. (Healthcare)                          161,604         -        -
 2,333        -        -       -       2,333  Juniper Networks, Inc.+ (Information Technology)            137,717         -        -
 1,746        -        -       -       1,746  Kohl's Corp.+ (Consumer Discretionary)                      106,611         -        -
 1,946        -        -       -       1,946  Merck & Co., Inc. (Healthcare)                              147,838         -        -
     -        -    5,900       -       5,900  Mettler Toledo International Inc. (Information Technology)        -         -  261,075
 7,775        -        -       -       7,775  Microsoft Corp.+ (Information Technology)                   526,755         -        -
 1,775        -        -       -       1,775  Morgan Stanley Dean Witter & Co. (Finance)                  111,452         -        -
 1,045        -        -       -       1,045  Omnicom Group, Inc. (Information & Entertainment)            91,803         -        -
12,342        -        -       -      12,342  Oracle Corp.+ (Information Technology)                      199,446         -        -
16,896        -        -       -      16,896  Pfizer, Inc. (Healthcare)                                   731,596         -        -
     -        -        -   7,800       7,800  Pharmacia Corp. (Healthcare)                                      -         -        -
 1,500        -        -       -       1,500  Philip Morris Cos., Inc. (Consumer Staples)                  75,165         -        -
 2,400        -        -       -       2,400  Solectron Corp. (Information Technology)                     61,080         -        -
 6,098        -        -       -       6,098  Sun Microsystems, Inc. (Information Technology)             104,398         -        -
 3,598        -        -       -       3,598  Viacom, Inc. (Information & Entertainment)                  187,312         -        -
              Principal/Shares
--------------------------------------------
       North             Style                                                                                   Market Value
       American Inter-   Select                                                                          --------------------------
       Inter-   national Inter-                                                                          Style Select
Global national Small    national  Pro Forma                                                             International    Pro Forma
Equity Equity   Cap      Equity    Combined                         Description                             Equity        Combined
------ -------- -------- --------  --------- ----------------------------------------------------------- -------------    ---------
     -        -  182,150        -    182,150  Signet Group PLC (Consumer Discretionary)                              -      196,727
     -    4,470        -        -      4,470  Slough Estates PLC (Real Estate)                                       -       23,903
     -    2,652        -        -      2,652  Smith & Nephew PLC (Healthcare)                                        -       12,500
27,700        -        -        -     27,700  Spirent PLC (Information Technology)                                   -      163,254
     -        -        -   18,976     18,976  Standard Chartered PLC (Finance)                                 268,737      268,737
     -    1,970        -         -     1,970  Tate & Lyle PLC (Consumer Staples)                                     -        6,200
     -        -   35,050              35,050  TBI PLC (Industrial & Commercial)                                      -       40,613
56,000        -        -        -     56,000  Telewest Communications PLC (Information & Entertainment)              -      109,948
26,000   42,448        -   61,140    129,588  Tesco PLC (Consumer Discretionary)                               218,652      463,440
     -        -        -   50,544     50,544  Tomkins PLC (Multi-industry)                                     113,155      113,155
     -        -   17,675        -     17,675  Torex PLC (Information Technology)                                     -      195,952
     -   26,664        -   23,214     49,878  Unilever PLC (Consumer Staples)                                  175,336      376,730
     -        -        -    5,536      5,536  United Business Media PLC (Information & Entertainment)           57,573       57,573
     -    4,613        -        -      4,613  United Utilities PLC (Utilities)                                               39,692
     -  288,115        -  500,367    788,482  Vodafone Group PLC (Information Technology)                    1,519,233    2,394,018
     -        -   18,125        -     18,125  Wetherspoon (J.D.) PLC (Consumer Discretionary)                               100,730
 5,750    4,218        -   48,040     58,008  WPP Group PLC (Information & Entertainment)                      575,540      694,962
                                              United States
 3,500        -        -        -      3,500  Abbott Laboratories, Inc. (Healthcare)                                 -      162,330
 1,600        -        -        -      1,600  Alcoa, Inc. (Materials)                                                -       66,240
 2,775        -        -        -      2,775  American Express Co. (Finance)                                         -      117,771
 2,100        -        -        -      2,100  American International Group, Inc.# (Finance)                          -      171,780
 1,749        -        -        -      1,749  Amgen, Inc.+ (Healthcare)                                              -      106,934
 1,250        -        -        -      1,250  Analog Devices, Inc.+ (Information Technology)                         -       59,138
 9,769        -        -        -      9,769  AOL Time Warner, Inc.+ (Information & Entertainment)                   -      493,335
 2,009        -        -       -       2,009  Bank of New York Co., Inc. (Finance)                                   -      100,852
 1,182        -        -       -       1,182  Baxter International, Inc. (Healthcare)                                -      107,739
    50        -        -       -          50  Berkshire Hathaway Inc. (Finance)                                      -      113,750
   775        -        -       -         775  Bristol-Myers Squibb Co. (Healthcare)                                  -       43,400
 1,350        -        -       -       1,350  Caterpillar, Inc. (Industrial & Commercial)                            -       67,770
 8,248        -        -       -       8,248  Cisco Systems, Inc.+ (Information Technology)                          -      140,051
12,486        -        -       -      12,486  Citigroup, Inc. (Finance)                                              -      613,686
 1,200        -        -       -       1,200  Clear Channel Communications, Inc.+ (Information &
                                               Entertainment)           -          66,960
 3,500        -        -       -       3,500  Coca-Cola Co. (Consumer Staples)                                       -      161,665
 1,917        -        -       -       1,917  Comcast Corp., Class A+ (Information & Entertainment)                  -       84,175
 1,427        -        -       -       1,427  Comverse Technology, Inc.+ (Information Technology)                    -       97,750
 2,078        -        -       -       2,078  Corning, Inc. (Information Technology)                                 -       45,654
 2,150        -        -       -       2,150  DISNEY WALT CO. (Information & Entertainment)                          -       65,038
 3,291        -        -       -       3,291  EMC Corp.+ (Information Technology)                                    -      130,324
 1,275        -        -       -       1,275  Federal National Mortgage Association (Finance)                        -      102,332
 4,146        -        -       -       4,146  Fifth Third Bancorp (Finance)                                          -      222,889
 1,575        -        -       -       1,575  FleetBoston Financial Corp. (Finance)                                  -       60,433
16,482        -        -       -      16,482  General Electric Co. (Information Technology)                          -      799,871
 6,276        -        -       -       6,276  Home Depot, Inc. (Consumer Discretionary)                              -      295,600
 8,243        -        -       -       8,243  Intel Corp. (Information Technology)                                   -      254,791
 3,025        -        -       -       3,025  International Business Machines Corp. (Information
                                               Technology)                                                           -      348,299
 1,675        -        -       -       1,675  Johnson & Johnson Co. (Healthcare)                                     -      161,604
 2,333        -        -       -       2,333  Juniper Networks, Inc.+ (Information Technology)                       -      137,717
 1,746        -        -       -       1,746  Kohl's Corp.+ (Consumer Discretionary)                                 -      106,611
 1,946        -        -       -       1,946  Merck & Co., Inc. (Healthcare)                                         -      147,838
     -        -    5,900       -       5,900  Mettler Toledo International Inc. (Information Technology)             -      261,075
 7,775        -        -       -       7,775  Microsoft Corp.+ (Information Technology)                              -      526,755
 1,775        -        -       -       1,775  Morgan Stanley Dean Witter & Co. (Finance)                             -      111,452
 1,045        -        -       -       1,045  Omnicom Group, Inc. (Information & Entertainment)                      -       91,803
12,342        -        -       -      12,342  Oracle Corp.+ (Information Technology)                                 -      199,446
16,896        -        -       -      16,896  Pfizer, Inc. (Healthcare)                                              -      731,596
     -        -        -   7,800       7,800  Pharmacia Corp. (Healthcare)                                     407,628      407,628
 1,500        -        -       -       1,500  Philip Morris Cos., Inc. (Consumer Staples)                            -       75,165
 2,400        -        -       -       2,400  Solectron Corp. (Information Technology)                               -       61,080
 6,098        -        -       -       6,098  Sun Microsystems, Inc. (Information Technology)                        -      104,398
 3,598        -        -       -       3,598  Viacom, Inc. (Information & Entertainment)                             -      187,312

          SunAmerica Style Select Series International Equity Portfolio
                     North American Funds Global Equity Fund
                    North American Funds International Equity
                North American Funds International Small Cap Fund
                   Pro Forma Combined Portfolio of Investments
                              As of April 30, 2001
                                   (unaudited)

                 Principal/Shares
   ------------------------------------------------
          North               Style
          American            Select
          Inter-    Inter-    Inter-
   Global national  national  national   Pro Forma                                                                      Maturity
   Equity Equity    Small Cap Equity     Combined                           Description                          Coupon   Date
   ------ --------- --------- ---------- ---------- ------------------------------------------------------------ ------ --------
    6,755         -         -          -      6,755 Wal-Mart Stores, Inc. (Consumer Discretionary)
    3,125         -         -          -      3,125 Washington Mutual, Inc. (Finance)
    3,375         -         -          -      3,375 Wells Fargo & Co (Finance)

                                                    Total Common Stock

                                                        (cost $22,143,615; $44,913,607; $16,525,141;
                                                         $94,718,748; $178.301.111)

                                                    PREFERRED STOCK
                                                    Australia
        -     5,887         -     42,188     48,075 News Corp. Ltd.+
                                                    Brazil
        -         -         - 22,196,195 22,196,195 Banco Bradesco SA (Finance)
    3,300         -         -          -      3,300 Conpanhia de Bedidas das Americas (Consumer Staples)
    6,625         -         -      3,087      9,712 Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial
                                                     & Commercial)
        -         -         -     15,790     15,790 Petroleo Brasileiros SA ADR (Energy)
        -         -         -      1,959      1,959 Telecommunicacoes Brasilieras SA ADR (Information
                                                     Technology)
                                                    Germany
        -       100         -          -        100 Dyckerhoff AG (Industrial & Commercial)
        -         -         -      1,580      1,580 Porsche AG (Consumer Discretionary)
    3,800         -         -          -      3,800 Henkel KGaA (Consumer Discretionary)
        -       650         -          -        650 SAP AG (Information Technology)
        -       100         -          -        100 RWE AG (Utilities)
        -       300         -          -        300 Volkswagen AG (Consumer Discretionary)
                                                    Hungary
        -         -         -      5,961      5,961 OTP Bank (Finance)
                                                    Italy
        -     3,453         -          -      3,453 Fiat SpA (Consumer Discretionary)
                                                    Spain
        -         9         -      2,302      2,311 Telefonica SA (Utilities)

                                                    Total Preferred Stock

                                                        (cost $491,194; $231,908; $0; $1,978,039; $2,701,141)

                                                    PUT OPTIONS (2)
                                                    United States
        -         -         -  1,250,000  1,250,000 Jpy Put / Usd Callable                                               1/28/02
        -         -         -        165        165 Nikkei 225 Index                                                     9/14/01
        -         -         -      8,480      8,480 Nikkei 225 Index                                                     11/9/01
        -         -         -     12,783     12,783 Nikkei 225 Index                                                     11/9/01
                                                    Total Put Options
                                                        (cost $0; $0; $0; $299,355; $299,355)

                                                    WARRANTS
                                                    France
        -        80         -          -         80 Simco SA (Real Estate)  (cost $0; $419; $0; $0; $419)

                                                    Total Investment Securities

                                                        (cost $22,634,809; $45,145,515; $16,525,141;
                                                         $96,996,142; $181,301,607)

                                                    REPURCHASE AGREEMENTS

2,828,000 5,528,000 1,090,000  1,717,000 11,163,000 State Street Bank & Trust Co. Repurchase Agreement             3.25   5/1/01

                                                        (cost $2,828,000; $5,528,000; $1,090,000; $1,717,000;
                                                         $11,163,000)

                                                    SHORT-TERM SECURITIES
        -         -         -    200,000    200,000 Euro Time Deposit with State Street Bank & Trust Co.           4.75   5/1/01
        -         -         -  3,759,000  3,759,000 Cayman Island Time Deposit with State Street Bank & Trust
                                                     Co.                                                           3.25   5/1/01
    1,000     1,000     1,000          -      3,000 SSGA FDS

                                                    Total Short-term securities

                                                        (cost $1,000; $1,000; $301,274; $3,936,450; $0)
                                                    TOTAL INVESTMENTS

                                                        (cost $25,463,809; $50,674,515; $17,916,415;
                                                          $102,649,592; $196,704,331)
                                                    Total written options
                                                    Other assets less liabilities(3)

                                                    NET ASSETS

                 Principal/Shares
   ------------------------------------------------
          North               Style                                                                                     North
          American            Select                                                                                    American
          Inter-    Inter-    Inter-                                                                                    Inter-
   Global national  national  national   Pro Forma                                                               Global national
   Equity Equity    Small Cap Equity     Combined                           Description                          Equity Equity
   ------ --------- --------- ---------- ---------- ------------------------------------------------------------ ------ --------
    6,755         -         -          -      6,755 Wal-Mart Stores, Inc. (Consumer Discretionary)
    3,125         -         -          -      3,125 Washington Mutual, Inc. (Finance)
    3,375         -         -          -      3,375 Wells Fargo & Co (Finance)

                                                    Total Common Stock

                                                        (cost $22,143,615; $44,913,607; $16,525,141;
                                                         $94,718,748; $178.301.111)

                                                    PREFERRED STOCK                                                 2.5%     0.5%
                                                    Australia                                                       0.0%     0.1%
        -     5,887         -     42,188     48,075 News Corp. Ltd.+
                                                    Brazil                                                          1.5%     0.0%
        -         -         - 22,196,195 22,196,195 Banco Bradesco SA (Finance)
    3,300         -         -          -      3,300 Conpanhia de Bedidas das Americas (Consumer Staples)
    6,625         -         -      3,087      9,712 Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial
                                                     & Commercial)
        -         -         -     15,790     15,790 Petroleo Brasileiros SA ADR (Energy)
        -         -         -      1,959      1,959 Telecommunicacoes Brasilieras SA ADR (Information
                                                     Technology)
                                                    Germany                                                         1.0%     0.3%
        -       100         -          -        100 Dyckerhoff AG (Industrial & Commercial)
        -         -         -      1,580      1,580 Porsche AG (Consumer Discretionary)
    3,800         -         -          -      3,800 Henkel KGaA (Consumer Discretionary)
        -       650         -          -        650 SAP AG (Information Technology)
        -       100         -          -        100 RWE AG (Utilities)
        -       300         -          -        300 Volkswagen AG (Consumer Discretionary)
                                                    Hungary                                                         0.0%     0.0%
        -         -         -      5,961      5,961 OTP Bank (Finance)
                                                    Italy                                                           0.0%     0.1%
        -     3,453         -          -      3,453 Fiat SpA (Consumer Discretionary)
                                                    Spain                                                           0.0%     0.0%
        -         9         -      2,302      2,311 Telefonica SA (Utilities)

                                                    Total Preferred Stock

                                                        (cost $491,194; $231,908; $0; $1,978,039; $2,701,141)

                                                    PUT OPTIONS (2)                                                 0.0%     0.0%
                                                    United States                                                   0.0%     0.0%
        -         -         -  1,250,000  1,250,000 Jpy Put / Usd Callable
        -         -         -        165        165 Nikkei 225 Index
        -         -         -      8,480      8,480 Nikkei 225 Index
        -         -         -     12,783     12,783 Nikkei 225 Index
                                                    Total Put Options
                                                        (cost $0; $0; $0; $299,355; $299,355)

                                                    WARRANTS                                                        0.0%     0.0%
                                                    France                                                          0.0%     0.0%
        -        80         -          -         80 Simco SA (Real Estate)  (cost $0; $419; $0; $0; $419)

                                                    Total Investment Securities

                                                        (cost $22,634,809; $45,145,515; $16,525,141;
                                                         $96,996,142; $181,301,607)

                                                    REPURCHASE AGREEMENTS                                          11.5%    11.8%

2,828,000 5,528,000 1,090,000  1,717,000 11,163,000 State Street Bank & Trust Co. Repurchase Agreement

                                                        (cost $2,828,000; $5,528,000; $1,090,000; $1,717,000;
                                                         $11,163,000)

                                                    SHORT-TERM SECURITIES                                           0.0%     0.0%
        -         -         -    200,000    200,000 Euro Time Deposit with State Street Bank & Trust Co.
        -         -         -  3,759,000  3,759,000 Cayman Island Time Deposit with State Street Bank & Trust
                                                     Co.
    1,000     1,000     1,000          -      3,000 SSGA FDS

                                                    Total Short-term securities

                                                        (cost $1,000; $1,000; $301,274; $3,936,450; $0)
                                                    TOTAL INVESTMENTS                                             100.3%    98.5%

                                                        (cost $25,463,809; $50,674,515; $17,916,415;
                                                          $102,649,592; $196,704,331)
                                                    Total written options                                           0.0%     0.0%
                                                    Other assets less liabilities(3)                               -0.3%     1.5%
                                                                                                                 ------ --------
                                                    NET ASSETS                                                    100.0%   100.0%
                                                                                                                 ====== ========


                 Principal/Shares
   ------------------------------------------------
          North               Style                                                                                       Style
          American            Select                                                                             Inter-   Select
          Inter-    Inter-    Inter-                                                                             national Inter-
   Global national  national  national   Pro Forma                                                               Small    national
   Equity Equity    Small Cap Equity     Combined                           Description                          Cap      Equity
   ------ --------- --------- ---------- ---------- ------------------------------------------------------------ -------- --------
    6,755         -         -          -      6,755 Wal-Mart Stores, Inc. (Consumer Discretionary)
    3,125         -         -          -      3,125 Washington Mutual, Inc. (Finance)
    3,375         -         -          -      3,375 Wells Fargo & Co (Finance)

                                                    Total Common Stock

                                                        (cost $22,143,615; $44,913,607; $16,525,141;
                                                         $94,718,748; $178.301.111)

                                                    PREFERRED STOCK                                                   0.0%     1.9%
                                                    Australia                                                         0.0%     0.4%
        -     5,887         -     42,188     48,075 News Corp. Ltd.+
                                                    Brazil                                                            0.0%     0.7%
        -         -         - 22,196,195 22,196,195 Banco Bradesco SA (Finance)
    3,300         -         -          -      3,300 Conpanhia de Bedidas das Americas (Consumer Staples)
    6,625         -         -      3,087      9,712 Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial
                                                     & Commercial)
        -         -         -     15,790     15,790 Petroleo Brasileiros SA ADR (Energy)
        -         -         -      1,959      1,959 Telecommunicacoes Brasilieras SA ADR (Information
                                                     Technology)
                                                    Germany                                                           0.0%     0.5%
        -       100         -          -        100 Dyckerhoff AG (Industrial & Commercial)
        -         -         -      1,580      1,580 Porsche AG (Consumer Discretionary)
    3,800         -         -          -      3,800 Henkel KGaA (Consumer Discretionary)
        -       650         -          -        650 SAP AG (Information Technology)
        -       100         -          -        100 RWE AG (Utilities)
        -       300         -          -        300 Volkswagen AG (Consumer Discretionary)
                                                    Hungary                                                           0.0%     0.3%
        -         -         -      5,961      5,961 OTP Bank (Finance)
                                                    Italy                                                             0.0%     0.0%
        -     3,453         -          -      3,453 Fiat SpA (Consumer Discretionary)
                                                    Spain                                                             0.0%     0.0%
        -         9         -      2,302      2,311 Telefonica SA (Utilities)

                                                    Total Preferred Stock

                                                        (cost $491,194; $231,908; $0; $1,978,039; $2,701,141)

                                                    PUT OPTIONS (2)                                                   0.0%     0.5%
                                                    United States                                                     0.0%     0.5%
        -         -         -  1,250,000  1,250,000 Jpy Put / Usd Callable
        -         -         -        165        165 Nikkei 225 Index
        -         -         -      8,480      8,480 Nikkei 225 Index
        -         -         -     12,783     12,783 Nikkei 225 Index
                                                    Total Put Options
                                                        (cost $0; $0; $0; $299,355; $299,355)

                                                    WARRANTS                                                          0.0%     0.0%
                                                    France                                                            0.0%     0.0%
        -        80         -          -         80 Simco SA (Real Estate)  (cost $0; $419; $0; $0; $419)

                                                    Total Investment Securities

                                                        (cost $22,634,809; $45,145,515; $16,525,141;
                                                         $96,996,142; $181,301,607)

                                                    REPURCHASE AGREEMENTS                                             5.7%     1.8%

2,828,000 5,528,000 1,090,000  1,717,000 11,163,000 State Street Bank & Trust Co. Repurchase Agreement

                                                        (cost $2,828,000; $5,528,000; $1,090,000; $1,717,000;
                                                         $11,163,000)

                                                    SHORT-TERM SECURITIES                                             1.5%     4.2%
        -         -         -    200,000    200,000 Euro Time Deposit with State Street Bank & Trust Co.
        -         -         -  3,759,000  3,759,000 Cayman Island Time Deposit with State Street Bank & Trust
                                                     Co.
    1,000     1,000     1,000          -      3,000 SSGA FDS

                                                    Total Short-term securities

                                                        (cost $1,000; $1,000; $301,274; $3,936,450; $0)
                                                    TOTAL INVESTMENTS                                                96.3%   104.7%

                                                        (cost $25,463,809; $50,674,515; $17,916,415;
                                                          $102,649,592; $196,704,331)
                                                    Total written options                                             0.0%    -0.1%
                                                    Other assets less liabilities(3)                                  3.7%    -4.6%
                                                                                                                 -------- --------
                                                    NET ASSETS                                                      100.0%   100.0%
                                                                                                                 ======== ========

                 Principal/Shares
   ------------------------------------------------
          North               Style
          American            Select
          Inter-    Inter-    Inter-
   Global national  national  national   Pro Forma                                                               Pro Forma
   Equity Equity    Small Cap Equity     Combined                           Description                          Combined
   ------ --------- --------- ---------- ---------- ------------------------------------------------------------ ---------
    6,755         -         -          -      6,755 Wal-Mart Stores, Inc. (Consumer Discretionary)
    3,125         -         -          -      3,125 Washington Mutual, Inc. (Finance)
    3,375         -         -          -      3,375 Wells Fargo & Co (Finance)

                                                    Total Common Stock

                                                        (cost $22,143,615; $44,913,607; $16,525,141;
                                                         $94,718,748; $178.301.111)

                                                    PREFERRED STOCK                                                   1.4%
                                                    Australia                                                         0.2%
        -     5,887         -     42,188     48,075 News Corp. Ltd.+
                                                    Brazil                                                            0.5%
        -         -         - 22,196,195 22,196,195 Banco Bradesco SA (Finance)
    3,300         -         -          -      3,300 Conpanhia de Bedidas das Americas (Consumer Staples)
    6,625         -         -      3,087      9,712 Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial
                                                     & Commercial)
        -         -         -     15,790     15,790 Petroleo Brasileiros SA ADR (Energy)
        -         -         -      1,959      1,959 Telecommunicacoes Brasilieras SA ADR (Information
                                                     Technology)
                                                    Germany                                                           0.5%
        -       100         -          -        100 Dyckerhoff AG (Industrial & Commercial)
        -         -         -      1,580      1,580 Porsche AG (Consumer Discretionary)
    3,800         -         -          -      3,800 Henkel KGaA (Consumer Discretionary)
        -       650         -          -        650 SAP AG (Information Technology)
        -       100         -          -        100 RWE AG (Utilities)
        -       300         -          -        300 Volkswagen AG (Consumer Discretionary)
                                                    Hungary                                                           0.2%
        -         -         -      5,961      5,961 OTP Bank (Finance)
                                                    Italy                                                             0.0%
        -     3,453         -          -      3,453 Fiat SpA (Consumer Discretionary)
                                                    Spain                                                             0.0%
        -         9         -      2,302      2,311 Telefonica SA (Utilities)

                                                    Total Preferred Stock

                                                        (cost $491,194; $231,908; $0; $1,978,039; $2,701,141)

                                                    PUT OPTIONS (2)                                                   0.3%
                                                    United States                                                     0.3%
        -         -         -  1,250,000  1,250,000 Jpy Put / Usd Callable
        -         -         -        165        165 Nikkei 225 Index
        -         -         -      8,480      8,480 Nikkei 225 Index
        -         -         -     12,783     12,783 Nikkei 225 Index
                                                    Total Put Options
                                                        (cost $0; $0; $0; $299,355; $299,355)

                                                    WARRANTS                                                          0.0%
                                                    France                                                            0.0%
        -        80         -          -         80 Simco SA (Real Estate)  (cost $0; $419; $0; $0; $419)

                                                    Total Investment Securities

                                                        (cost $22,634,809; $45,145,515; $16,525,141;
                                                         $96,996,142; $181,301,607)

                                                    REPURCHASE AGREEMENTS                                             6.0%

2,828,000 5,528,000 1,090,000  1,717,000 11,163,000 State Street Bank & Trust Co. Repurchase Agreement

                                                        (cost $2,828,000; $5,528,000; $1,090,000; $1,717,000;
                                                         $11,163,000)

                                                    SHORT-TERM SECURITIES                                             2.3%
        -         -         -    200,000    200,000 Euro Time Deposit with State Street Bank & Trust Co.
        -         -         -  3,759,000  3,759,000 Cayman Island Time Deposit with State Street Bank & Trust
                                                     Co.
    1,000     1,000     1,000          -      3,000 SSGA FDS

                                                    Total Short-term securities

                                                        (cost $1,000; $1,000; $301,274; $3,936,450; $0)
                                                    TOTAL INVESTMENTS                                               101.7%

                                                        (cost $25,463,809; $50,674,515; $17,916,415;
                                                          $102,649,592; $196,704,331)
                                                    Total written options                                             0.0%
                                                    Other assets less liabilities(3)                                 -1.7%
                                                                                                                   -------
                                                    NET ASSETS                                                      100.0%
                                                                                                                   =======

                 Principal/Shares                                                                                 Market Value
   ------------------------------------------------                                                              --------------
          North               Style
          American            Select
          Inter-    Inter-    Inter-
   Global national  national  national   Pro Forma                                                                   Global
   Equity Equity    Small Cap Equity     Combined                           Description                              Equity
   ------ --------- --------- ---------- ---------- ------------------------------------------------------------ --------------
    6,755         -         -          -      6,755 Wal-Mart Stores, Inc. (Consumer Discretionary)                     349,504
    3,125         -         -          -      3,125 Washington Mutual, Inc. (Finance)                                  156,031
    3,375         -         -          -      3,375 Wells Fargo & Co (Finance)                                         158,524
                                                                                                                 --------------
                                                    Total Common Stock                                              21,120,818
                                                                                                                 --------------
                                                        (cost $22,143,615; $44,913,607; $16,525,141;
                                                         $94,718,748; $178.301.111)

                                                    PREFERRED STOCK
                                                    Australia
        -     5,887         -     42,188     48,075 News Corp. Ltd.+                                                         -
                                                    Brazil
        -         -         - 22,196,195 22,196,195 Banco Bradesco SA (Finance)                                              -
    3,300         -         -          -      3,300 Conpanhia de Bedidas das Americas (Consumer Staples)                80,520
    6,625         -         -      3,087      9,712 Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial
                                                     & Commercial)                                                     296,866
        -         -         -     15,790     15,790 Petroleo Brasileiros SA ADR (Energy)                                     -
        -         -         -      1,959      1,959 Telecommunicacoes Brasilieras SA ADR (Information
                                                     Technology)                                                             -
                                                    Germany
        -       100         -          -        100 Dyckerhoff AG (Industrial & Commercial)                                  -
        -         -         -      1,580      1,580 Porsche AG (Consumer Discretionary)                                      -
    3,800         -         -          -      3,800 Henkel KGaA (Consumer Discretionary)                               239,380
        -       650         -          -        650 SAP AG (Information Technology)                                          -
        -       100         -          -        100 RWE AG (Utilities)                                                       -
        -       300         -          -        300 Volkswagen AG (Consumer Discretionary)                                   -
                                                    Hungary
        -         -         -      5,961      5,961 OTP Bank (Finance)                                                       -
                                                    Italy
        -     3,453         -          -      3,453 Fiat SpA (Consumer Discretionary)                                        -
                                                    Spain
        -         9         -      2,302      2,311 Telefonica SA (Utilities)                                                -
                                                                                                                 --------------
                                                    Total Preferred Stock                                              616,766
                                                                                                                 --------------
                                                        (cost $491,194; $231,908; $0; $1,978,039; $2,701,141)

                                                    PUT OPTIONS (2)
                                                    United States
        -         -         -  1,250,000  1,250,000 Jpy Put / Usd Callable                                                   -
        -         -         -        165        165 Nikkei 225 Index                                                         -
        -         -         -      8,480      8,480 Nikkei 225 Index                                                         -
        -         -         -     12,783     12,783 Nikkei 225 Index                                                         -
                                                    Total Put Options                                                        -
                                                        (cost $0; $0; $0; $299,355; $299,355)

                                                    WARRANTS
                                                    France
        -        80         -          -         80 Simco SA (Real Estate)  (cost $0; $419; $0; $0; $419)                    -
                                                                                                                 --------------
                                                    Total Investment Securities                                     21,737,584
                                                                                                                 --------------
                                                        (cost $22,634,809; $45,145,515; $16,525,141;
                                                         $96,996,142; $181,301,607)

                                                    REPURCHASE AGREEMENTS
                                                                                                                  -------------
2,828,000 5,528,000 1,090,000  1,717,000 11,163,000 State Street Bank & Trust Co. Repurchase Agreement               2,828,000
                                                                                                                  -------------
                                                        (cost $2,828,000; $5,528,000; $1,090,000; $1,717,000;
                                                         $11,163,000)

                                                    SHORT-TERM SECURITIES
        -         -         -    200,000    200,000 Euro Time Deposit with State Street Bank & Trust Co.                     -
        -         -         -  3,759,000  3,759,000 Cayman Island Time Deposit with State Street Bank & Trust
                                                     Co.                                                                     -
    1,000     1,000     1,000          -      3,000 SSGA FDS                                                             1,000
                                                                                                                  -------------
                                                    Total Short-term securities                                          1,000
                                                                                                                  -------------
                                                        (cost $1,000; $1,000; $301,274; $3,936,450; $0)
                                                    TOTAL INVESTMENTS                                               24,566,584
                                                                                                                  -------------
                                                        (cost $25,463,809; $50,674,515; $17,916,415;
                                                          $102,649,592; $196,704,331)
                                                    Total written options                                                    -
                                                    Other assets less liabilities(3)                                   (78,885)
                                                                                                                  -------------
                                                    NET ASSETS                                                     $24,487,699
                                                                                                                  =============

                 Principal/Shares
   ------------------------------------------------
          North               Style                                                                               Market Value
          American            Select                                                                             --------------
          Inter-    Inter-    Inter-                                                                             North American
   Global national  national  national   Pro Forma                                                                International
   Equity Equity    Small Cap Equity     Combined                           Description                              Equity
   ------ --------- --------- ---------- ---------- ------------------------------------------------------------ --------------
    6,755         -         -          -      6,755 Wal-Mart Stores, Inc. (Consumer Discretionary)                           -
    3,125         -         -          -      3,125 Washington Mutual, Inc. (Finance)                                        -
    3,375         -         -          -      3,375 Wells Fargo & Co (Finance)                                               -
                                                                                                                 --------------
                                                    Total Common Stock                                              40,419,734
                                                                                                                 --------------
                                                        (cost $22,143,615; $44,913,607; $16,525,141;
                                                         $94,718,748; $178.301.111)

                                                    PREFERRED STOCK
                                                    Australia
        -     5,887         -     42,188     48,075 News Corp. Ltd.+                                                    47,451
                                                    Brazil
        -         -         - 22,196,195 22,196,195 Banco Bradesco SA (Finance)                                              -
    3,300         -         -          -      3,300 Conpanhia de Bedidas das Americas (Consumer Staples)                     -
    6,625         -         -      3,087      9,712 Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial
                                                     & Commercial)                                                           -
        -         -         -     15,790     15,790 Petroleo Brasileiros SA ADR (Energy)                                     -
        -         -         -      1,959      1,959 Telecommunicacoes Brasilieras SA ADR (Information
                                                     Technology)                                                             -
                                                    Germany
        -       100         -          -        100 Dyckerhoff AG (Industrial & Commercial)                              1,800
        -         -         -      1,580      1,580 Porsche AG (Consumer Discretionary)                                      -
    3,800         -         -          -      3,800 Henkel KGaA (Consumer Discretionary)                                     -
        -       650         -          -        650 SAP AG (Information Technology)                                    103,520
        -       100         -          -        100 RWE AG (Utilities)                                                   2,972
        -       300         -          -        300 Volkswagen AG (Consumer Discretionary)                               9,170
                                                    Hungary
        -         -         -      5,961      5,961 OTP Bank (Finance)                                                       -
                                                    Italy
        -     3,453         -          -      3,453 Fiat SpA (Consumer Discretionary)                                   50,030
                                                    Spain
        -         9         -      2,302      2,311 Telefonica SA (Utilities)                                              452
                                                                                                                 --------------
                                                    Total Preferred Stock                                              215,396
                                                                                                                 --------------
                                                        (cost $491,194; $231,908; $0; $1,978,039; $2,701,141)

                                                    PUT OPTIONS (2)
                                                    United States
        -         -         -  1,250,000  1,250,000 Jpy Put / Usd Callable                                                   -
        -         -         -        165        165 Nikkei 225 Index                                                         -
        -         -         -      8,480      8,480 Nikkei 225 Index                                                         -
        -         -         -     12,783     12,783 Nikkei 225 Index                                                         -
                                                    Total Put Options                                                        -
                                                        (cost $0; $0; $0; $299,355; $299,355)

                                                    WARRANTS
                                                    France
        -        80         -          -         80 Simco SA (Real Estate)  (cost $0; $419; $0; $0; $419)                  419
                                                                                                                 --------------
                                                    Total Investment Securities                                     40,635,549
                                                                                                                 --------------
                                                        (cost $22,634,809; $45,145,515; $16,525,141;
                                                         $96,996,142; $181,301,607)

                                                    REPURCHASE AGREEMENTS
                                                                                                                 --------------
2,828,000 5,528,000 1,090,000  1,717,000 11,163,000 State Street Bank & Trust Co. Repurchase Agreement               5,528,000
                                                                                                                 --------------
                                                        (cost $2,828,000; $5,528,000; $1,090,000; $1,717,000;
                                                         $11,163,000)

                                                    SHORT-TERM SECURITIES
        -         -         -    200,000    200,000 Euro Time Deposit with State Street Bank & Trust Co.                     -
        -         -         -  3,759,000  3,759,000 Cayman Island Time Deposit with State Street Bank & Trust
                                                     Co.                                                                     -
    1,000     1,000     1,000          -      3,000 SSGA FDS                                                             1,000
                                                                                                                 --------------
                                                    Total Short-term securities                                          1,000
                                                                                                                 --------------
                                                        (cost $1,000; $1,000; $301,274; $3,936,450; $0)
                                                    TOTAL INVESTMENTS                                               46,164,549
                                                                                                                 --------------
                                                        (cost $25,463,809; $50,674,515; $17,916,415;
                                                          $102,649,592; $196,704,331)
                                                    Total written options                                                    -
                                                    Other assets less liabilities(3)                                   715,010
                                                                                                                 --------------
                                                    NET ASSETS                                                     $46,879,559
                                                                                                                 ==============

                 Principal/Shares
   ------------------------------------------------
          North               Style
          American            Select                                                                              Market Value
          Inter-    Inter-    Inter-                                                                             --------------
   Global national  national  national   Pro Forma                                                                International
   Equity Equity    Small Cap Equity     Combined                           Description                             Small Cap
   ------ --------- --------- ---------- ---------- ------------------------------------------------------------ --------------
    6,755         -         -          -      6,755 Wal-Mart Stores, Inc. (Consumer Discretionary)                           -
    3,125         -         -          -      3,125 Washington Mutual, Inc. (Finance)                                        -
    3,375         -         -          -      3,375 Wells Fargo & Co (Finance)                                               -
                                                                                                                 --------------
                                                    Total Common Stock                                              17,108,111
                                                                                                                 --------------
                                                        (cost $22,143,615; $44,913,607; $16,525,141;
                                                         $94,718,748; $178.301.111)

                                                    PREFERRED STOCK
                                                    Australia
        -     5,887         -     42,188     48,075 News Corp. Ltd.+                                                         -
                                                    Brazil
        -         -         - 22,196,195 22,196,195 Banco Bradesco SA (Finance)                                              -
    3,300         -         -          -      3,300 Conpanhia de Bedidas das Americas (Consumer Staples)                     -
    6,625         -         -      3,087      9,712 Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial
                                                     & Commercial)                                                           -
        -         -         -     15,790     15,790 Petroleo Brasileiros SA ADR (Energy)                                     -
        -         -         -      1,959      1,959 Telecommunicacoes Brasilieras SA ADR (Information
                                                     Technology)                                                             -
                                                    Germany
        -       100         -          -        100 Dyckerhoff AG (Industrial & Commercial)                                  -
        -         -         -      1,580      1,580 Porsche AG (Consumer Discretionary)                                      -
    3,800         -         -          -      3,800 Henkel KGaA (Consumer Discretionary)                                     -
        -       650         -          -        650 SAP AG (Information Technology)                                          -
        -       100         -          -        100 RWE AG (Utilities)                                                       -
        -       300         -          -        300 Volkswagen AG (Consumer Discretionary)                                   -
                                                    Hungary
        -         -         -      5,961      5,961 OTP Bank (Finance)                                                       -
                                                    Italy
        -     3,453         -          -      3,453 Fiat SpA (Consumer Discretionary)                                        -
                                                    Spain
        -         9         -      2,302      2,311 Telefonica SA (Utilities)                                                -
                                                                                                                 --------------
                                                    Total Preferred Stock                                                    -
                                                                                                                 --------------
                                                        (cost $491,194; $231,908; $0; $1,978,039; $2,701,141)

                                                    PUT OPTIONS (2)
                                                    United States
        -         -         -  1,250,000  1,250,000 Jpy Put / Usd Callable                                                   -
        -         -         -        165        165 Nikkei 225 Index                                                         -
        -         -         -      8,480      8,480 Nikkei 225 Index                                                         -
        -         -         -     12,783     12,783 Nikkei 225 Index                                                         -
                                                    Total Put Options                                                        -
                                                        (cost $0; $0; $0; $299,355; $299,355)

                                                    WARRANTS
                                                    France
        -        80         -          -         80 Simco SA (Real Estate)  (cost $0; $419; $0; $0; $419)                    -
                                                                                                                 --------------
                                                    Total Investment Securities                                     17,108,111
                                                                                                                 --------------
                                                        (cost $22,634,809; $45,145,515; $16,525,141;
                                                         $96,996,142; $181,301,607)

                                                    REPURCHASE AGREEMENTS
                                                                                                                 --------------
2,828,000 5,528,000 1,090,000  1,717,000 11,163,000 State Street Bank & Trust Co. Repurchase Agreement               1,090,000
                                                                                                                 --------------
                                                        (cost $2,828,000; $5,528,000; $1,090,000; $1,717,000;
                                                         $11,163,000)

                                                    SHORT-TERM SECURITIES
        -         -         -    200,000    200,000 Euro Time Deposit with State Street Bank & Trust Co.                     -
        -         -         -  3,759,000  3,759,000 Cayman Island Time Deposit with State Street Bank & Trust
                                                     Co.                                                                     -
    1,000     1,000     1,000          -      3,000 SSGA FDS                                                           301,274
                                                                                                                 --------------
                                                    Total Short-term securities                                        301,274
                                                                                                                 --------------
                                                        (cost $1,000; $1,000; $301,274; $3,936,450; $0)
                                                    TOTAL INVESTMENTS                                               18,499,385
                                                                                                                 --------------
                                                        (cost $25,463,809; $50,674,515; $17,916,415;
                                                          $102,649,592; $196,704,331)
                                                    Total written options                                                    -
                                                    Other assets less liabilities(3)                                   707,604
                                                                                                                 --------------
                                                    NET ASSETS                                                     $19,206,989
                                                                                                                 ==============

                 Principal/Shares
   ------------------------------------------------
          North               Style                                                                                Market Value
          American            Select                                                                             ----------------
          Inter-    Inter-    Inter-                                                                               Style Select
   Global national  national  national   Pro Forma                                                                 International
   Equity Equity    Small Cap Equity     Combined                           Description                               Equity
   ------ --------- --------- ---------- ---------- ------------------------------------------------------------ ----------------
    6,755         -         -          -      6,755 Wal-Mart Stores, Inc. (Consumer Discretionary)                             -
    3,125         -         -          -      3,125 Washington Mutual, Inc. (Finance)                                          -
    3,375         -         -          -      3,375 Wells Fargo & Co (Finance)                                                 -
                                                                                                                 ----------------
                                                    Total Common Stock                                                90,155,761
                                                                                                                 ----------------
                                                        (cost $22,143,615; $44,913,607; $16,525,141;
                                                         $94,718,748; $178.301.111)

                                                    PREFERRED STOCK
                                                    Australia
        -     5,887         -     42,188     48,075 News Corp. Ltd.+                                                     340,051
                                                    Brazil
        -         -         - 22,196,195 22,196,195 Banco Bradesco SA (Finance)                                          126,879
    3,300         -         -          -      3,300 Conpanhia de Bedidas das Americas (Consumer Staples)                       -
    6,625         -         -      3,087      9,712 Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial
                                                     & Commercial)                                                             -
        -         -         -     15,790     15,790 Petroleo Brasileiros SA ADR (Energy)                                 385,280
        -         -         -      1,959      1,959 Telecommunicacoes Brasilieras SA ADR (Information
                                                     Technology)                                                         100,379
                                                    Germany
        -       100         -          -        100 Dyckerhoff AG (Industrial & Commercial)                                    -
        -         -         -      1,580      1,580 Porsche AG (Consumer Discretionary)                                  517,284
    3,800         -         -          -      3,800 Henkel KGaA (Consumer Discretionary)                                       -
        -       650         -          -        650 SAP AG (Information Technology)                                            -
        -       100         -          -        100 RWE AG (Utilities)                                                         -
        -       300         -          -        300 Volkswagen AG (Consumer Discretionary)                                     -
                                                    Hungary
        -         -         -      5,961      5,961 OTP Bank (Finance)                                                   281,002
                                                    Italy
        -     3,453         -          -      3,453 Fiat SpA (Consumer Discretionary)                                          -
                                                    Spain
        -         9         -      2,302      2,311 Telefonica SA (Utilities)                                                  -
                                                                                                                 ----------------
                                                    Total Preferred Stock                                              1,750,875
                                                                                                                 ----------------
                                                        (cost $491,194; $231,908; $0; $1,978,039; $2,701,141)

                                                    PUT OPTIONS (2)
                                                    United States
        -         -         -  1,250,000  1,250,000 Jpy Put / Usd Callable                                                58,325
        -         -         -        165        165 Nikkei 225 Index                                                     252,618
        -         -         -      8,480      8,480 Nikkei 225 Index                                                      68,237
        -         -         -     12,783     12,783 Nikkei 225 Index                                                     101,435
                                                    Total Put Options                                                    480,615
                                                        (cost $0; $0; $0; $299,355; $299,355)

                                                    WARRANTS
                                                    France
        -        80         -          -         80 Simco SA (Real Estate)  (cost $0; $419; $0; $0; $419)                      -
                                                                                                                 ----------------
                                                    Total Investment Securities                                       92,387,251
                                                                                                                 ----------------
                                                        (cost $22,634,809; $45,145,515; $16,525,141;
                                                         $96,996,142; $181,301,607)

                                                    REPURCHASE AGREEMENTS
                                                                                                                 ----------------
2,828,000 5,528,000 1,090,000  1,717,000 11,163,000 State Street Bank & Trust Co. Repurchase Agreement                 1,717,000
                                                                                                                 ----------------
                                                        (cost $2,828,000; $5,528,000; $1,090,000; $1,717,000;
                                                         $11,163,000)

                                                    SHORT-TERM SECURITIES
        -         -         -    200,000    200,000 Euro Time Deposit with State Street Bank & Trust Co.                 177,450
        -         -         -  3,759,000  3,759,000 Cayman Island Time Deposit with State Street Bank & Trust
                                                     Co.                                                               3,759,000
    1,000     1,000     1,000          -      3,000 SSGA FDS                                                                   -
                                                                                                                 ----------------
                                                    Total Short-term securities                                        3,936,450
                                                                                                                 ----------------
                                                        (cost $1,000; $1,000; $301,274; $3,936,450; $0)
                                                    TOTAL INVESTMENTS                                                 98,040,701
                                                                                                                 ----------------
                                                        (cost $25,463,809; $50,674,515; $17,916,415;
                                                          $102,649,592; $196,704,331)
                                                    Total written options                                                (59,750)
                                                    Other assets less liabilities(3)                                  (4,351,933)
                                                                                                                 ----------------
                                                    NET ASSETS                                                       $93,629,018
                                                                                                                 ================

                 Principal/Shares
   ------------------------------------------------
          North               Style
          American            Select                                                                               Market Value
          Inter-    Inter-    Inter-                                                                             ---------------
   Global national  national  national   Pro Forma                                                                  Pro Forma
   Equity Equity    Small Cap Equity     Combined                           Description                              Combined
   ------ --------- --------- ---------- ---------- ------------------------------------------------------------ ---------------
    6,755         -         -          -      6,755 Wal-Mart Stores, Inc. (Consumer Discretionary)                      349,504
    3,125         -         -          -      3,125 Washington Mutual, Inc. (Finance)                                   156,031
    3,375         -         -          -      3,375 Wells Fargo & Co (Finance)                                          158,524
                                                                                                                 ---------------
                                                    Total Common Stock                                              168,804,424
                                                                                                                 ---------------
                                                        (cost $22,143,615; $44,913,607; $16,525,141;
                                                         $94,718,748; $178.301.111)

                                                    PREFERRED STOCK
                                                    Australia
        -     5,887         -     42,188     48,075 News Corp. Ltd.+                                                    387,502
                                                    Brazil
        -         -         - 22,196,195 22,196,195 Banco Bradesco SA (Finance)                                         126,879
    3,300         -         -          -      3,300 Conpanhia de Bedidas das Americas (Consumer Staples)                 80,520
    6,625         -         -      3,087      9,712 Embraer-Empresa Brasileira de Aeronautica SA ADR (Industrial
                                                     & Commercial)                                                      296,866
        -         -         -     15,790     15,790 Petroleo Brasileiros SA ADR (Energy)                                385,280
        -         -         -      1,959      1,959 Telecommunicacoes Brasilieras SA ADR (Information
                                                     Technology)                                                        100,379
                                                    Germany
        -       100         -          -        100 Dyckerhoff AG (Industrial & Commercial)                               1,800
        -         -         -      1,580      1,580 Porsche AG (Consumer Discretionary)                                 517,284
    3,800         -         -          -      3,800 Henkel KGaA (Consumer Discretionary)                                239,380
        -       650         -          -        650 SAP AG (Information Technology)                                     103,520
        -       100         -          -        100 RWE AG (Utilities)                                                    2,972
        -       300         -          -        300 Volkswagen AG (Consumer Discretionary)                                9,170
                                                    Hungary
        -         -         -      5,961      5,961 OTP Bank (Finance)                                                  281,002
                                                    Italy
        -     3,453         -          -      3,453 Fiat SpA (Consumer Discretionary)                                    50,030
                                                    Spain
        -         9         -      2,302      2,311 Telefonica SA (Utilities)                                               452
                                                                                                                 ---------------
                                                    Total Preferred Stock                                             2,583,037
                                                                                                                 ---------------
                                                        (cost $491,194; $231,908; $0; $1,978,039; $2,701,141)

                                                    PUT OPTIONS (2)
                                                    United States
        -         -         -  1,250,000  1,250,000 Jpy Put / Usd Callable                                               58,325
        -         -         -        165        165 Nikkei 225 Index                                                    252,618
        -         -         -      8,480      8,480 Nikkei 225 Index                                                     68,237
        -         -         -     12,783     12,783 Nikkei 225 Index                                                    101,435
                                                    Total Put Options                                                   480,615
                                                        (cost $0; $0; $0; $299,355; $299,355)

                                                    WARRANTS
                                                    France
        -        80         -          -         80 Simco SA (Real Estate)  (cost $0; $419; $0; $0; $419)                   419
                                                                                                                 ---------------
                                                    Total Investment Securities                                     171,868,495
                                                                                                                 ---------------
                                                        (cost $22,634,809; $45,145,515; $16,525,141;
                                                         $96,996,142; $181,301,607)

                                                    REPURCHASE AGREEMENTS
                                                                                                                 ---------------
2,828,000 5,528,000 1,090,000  1,717,000 11,163,000 State Street Bank & Trust Co. Repurchase Agreement               11,163,000
                                                                                                                 ---------------
                                                        (cost $2,828,000; $5,528,000; $1,090,000; $1,717,000;
                                                         $11,163,000)

                                                    SHORT-TERM SECURITIES
        -         -         -    200,000    200,000 Euro Time Deposit with State Street Bank & Trust Co.                177,450
        -         -         -  3,759,000  3,759,000 Cayman Island Time Deposit with State Street Bank & Trust
                                                     Co.                                                              3,759,000
    1,000     1,000     1,000          -      3,000 SSGA FDS                                                            303,274
                                                                                                                 ---------------
                                                    Total Short-term securities                                       4,239,724
                                                                                                                 ---------------
                                                        (cost $1,000; $1,000; $301,274; $3,936,450; $0)
                                                    TOTAL INVESTMENTS                                               187,271,219
                                                                                                                 ---------------
                                                        (cost $25,463,809; $50,674,515; $17,916,415;
                                                          $102,649,592; $196,704,331)
                                                    Total written options                                                     -
                                                    Other assets less liabilities(3)                                 (3,193,846)
                                                                                                                 ---------------
                                                    NET ASSETS                                                     $184,077,373
                                                                                                                 ===============


                                                    +   Non-income producing security

                                                    *   Resale restricted to qualified institutional buyers
                                                    ADR ("America Depository Receipt")
                                                    GDR ("Global Depositary Receipt")
                                                    (1) Fair valued security; see Note 2
                                                    (2) 1 option contract equals 100 shares
                                                    (3) To adjust ($125,892) for prepaid expenses on the North American Funds Global
                                                        Equity, International Equity and International Small Cap Funds to be
                                                        expensed prior to the reorganization

                                                    Management does not anticipate having to sell any securities as a result of the reorganization, however, securities may be sold due to differing portfolio management style.

                                                    See Notes to Pro Forma Financial Statements

         SunAmerica Style Select Series International Equity Portfolio
                    North American Funds Global Equity Fund
                   North American Funds International Equity
               North American Funds International Small Cap Fund
                 Pro Forma Combined Written Options Contracts
                             As of April 30, 2001
                                  (unaudited)


         SunAmerica Style Select Series International Equity Portfolio
         -------------------------------------------------------------
                                                                          Strike
Call Options            Contracts                  Expiration Date         Price                    Value
-------------------------------------------------------------------------------------------------------------

JPY Put/USD Call         1,250                  Jan 2002                  $118                     $(59,750)
                                                                                                ============
(proceeds $44,063)


         SunAmerica Style Select Series International Equity Portfolio
                    North American Funds Global Equity Fund
                   North American Funds International Equity
               North American Funds International Small Cap Fund
                     Pro Forma Combined Futures Contracts
                             As of April 30, 2001
                                  (unaudited)



                North American Funds International Equity Fund
                ----------------------------------------------

   Number of                                                                 Value at             Value as of       Unrealized
   Contracts    Description                     Expiration Date             Trade Date           April 30, 2001    Appreciation
---------------------------------------------------------------------------------------------------------------------------------
 Long           Hang Seng Stock Index Futures      May 2001                         $253,398           $257,341           $3,943
 Short          Dax Index Futures                  June 2001                         667,379            696,491          (29,112)
 Short          Topix Index  Futures               June 2001                         416,380            443,815          (27,435)
                                                                                                                   --------------
                                                                                                                        ($52,604)
                                                                                                                   ==============



      SunAmerica Style Select Series, Inc. International Equity Portfolio
      -------------------------------------------------------------------
   Number of                                                                 Value at             Value as of       Unrealized
   Contracts    Description                     Expiration Date             Trade Date           April 30, 2001    Appreciation
---------------------------------------------------------------------------------------------------------------------------------
 4 Long         Topix Index Futures                June 2001                        $398,932           $443,923          $44,991
                                                                                                                   ==============


                              Pro Forma Combined
                              ------------------
   Number of                                                                 Value at             Value as of       Unrealized
   Contracts    Description                     Expiration Date             Trade Date           April 30, 2001    Appreciation
---------------------------------------------------------------------------------------------------------------------------------
 4 Long         Topix Index Futures                June 2001                        $398,932           $443,923          $44,991
 Long           Hang Seng Stock Index Futures      May 2001                          253,398            257,341            3,943
 Short          Dax Index Futures                  June 2001                         667,379            696,491          (29,112)
 Short          Topix Index  Futures               June 2001                         416,380            443,815          (27,435)
                                                                                                                   --------------
                                                                                                                         ($7,613)
                                                                                                                   ==============



         SunAmerica Style Select Series International Equity Portfolio
                    North American Funds Global Equity Fund
                North American Funds International Equity Fund
               North American Funds International Small Cap Fund
             Pro Forma Combined Forward Foreign Currency Contracts
                             As of April 30, 2001
                                  (unaudited)


                    North American Funds Global Equity Fund
                    ----------------------------------------
                                                                                      Gross
                     Contract                     In               Delivery         Unrealized
                    To Deliver               Exchange For            Date          Appreciation
              -----------------------    ---------------------    ------------   -----------------
              GBP     44,315                  USD     $63,778      05/02/01                  $386


                North American Funds International Equity Fund
                ----------------------------------------------
                                                                                      Gross
                     Contract                     In               Delivery         Unrealized
                    To Deliver               Exchange For            Date          Appreciation
              -----------------------    ---------------------    ------------   -----------------
                    JPY  473,838,363         USD    3,940,387        06/15/01             $84,125
                    USD      247,333         HKD    1,929,000        06/15/01                 $59
                    USD    4,140,021         JPY  510,399,894        06/15/01              13,793
                    JPY  318,680,809         USD    2,716,028        06/01/01             126,425
                    EUR    1,137,846         USD    1,037,233        05/15/01              28,277
                                                                                 -----------------
                                                                                         $252,679
                                                                                 -----------------

                                                                                      Gross
                                                                                    Unrealized
                                                                                   Depreciation
              -----------------------    ---------------------    ------------   -----------------
                 USD         351,947       EUR        393,691        06/15/01             ($2,851)
                 USD       2,371,395       JPY    288,951,771        06/01/01             (23,371)
                 USD      $1,128,000       EUR      1,253,779        06/01/01             (16,038)
                 JPY         888,733      USD           7,173        05/07/01                 (19)
                                                                                 -----------------
                                                                                          (42,279)
                                                                                 -----------------
              Net Unrealized Appreciation                                                $210,400
                                                                                 =================



               North American Funds International Small Cap Fund
               -------------------------------------------------
                                                                                      Gross

                     Contract                     In               Delivery         Unrealized
                    To Deliver               Exchange For            Date          Appreciation
              -----------------------    ---------------------    ------------   -----------------
                 EUR         114,535       USD        102,946        05/03/01              $1,325
                 JPY      35,207,256       USD        285,310        05/02/01                 380
                 USD        $149,049       CAD        229,566        05/02/01                $408
                 GBP          84,885       USD        122,002        05/02/01                 574
                 EUR         186,869       USD        168,124        05/02/01               2,326
                 GBP          40,138       USD         57,687        05/01/01                 269
                 DKN         318,044       USD         38,307        05/01/01                 518
                 JPY      20,795,234       USD        169,135        05/01/01                 841
                                                                                 -----------------
                                                                                           $6,641
                                                                                 -----------------

                                                                                        Gross
                                                                                      Unrealized
                                                                                     Depreciation
              -----------------------    -------------------------------------   -----------------
                 USD         128,295       SEK      1,299,246        05/03/01             ($1,622)
                 USD         129,492       EUR        144,597        05/03/01              (1,199)
                 USD         115,373       EUR        128,104        05/02/01              (1,714)
                 USD         251,209       GBP        174,693        05/02/01              (1,310)
                 USD          53,365       SEK        539,548        05/02/01                (757)
                 USD          98,816       JPY     12,193,883        05/02/01                (132)
                 MXN         122,155       USD         13,153        05/02/01                 (39)
                 HKD         536,921       USD         68,836        05/02/01                  (9)
                 NZD         273,917       USD        112,088        05/01/01              (1,096)
                                                                                 -----------------
                                                                                           (7,878)
                                                                                 -----------------
                                                                                 -----------------
              Net Unrealized Depreciation                                                 ($1,237)
                                                                                 =================


      SunAmerica Style Select Series, Inc. Internationa Equity Portfolio
      ------------------------------------------------------------------
                                                                                      Gross
                     Contract                     In               Delivery         Unrealized
                    To Deliver               Exchange For            Date          Appreciation
              -----------------------    ---------------------    ------------   -----------------
                 SGD 451,250              USD       250,000        05/17/01             $ 1,958
                 EUR 1,250,000            JPY   138,000,000        05/07/01               7,857
                 EUR 1,250,000            JPY   138,000,000        05/07/01               1,001
                 USD 750,000              JPY    93,261,000        05/01/01               4,849
                 JPY 93,261,000           USD       759,053        05/01/01               4,203
                                                                                 -----------------
                                                                                         19,868
                                                                                 -----------------



                              Pro Forma Combined
                              ------------------

                                                                                      Gross
                     Contract                     In               Delivery         Unrealized
                    To Deliver               Exchange For            Date          Appreciation
              -----------------------    ---------------------    ------------   -----------------
                    JPY  473,838,363         USD    3,940,387        06/15/01             $84,125
                    USD      247,333         HKD    1,929,000        06/15/01                 $59
                    USD    4,140,021         JPY  510,399,894        06/15/01              13,793
                    JPY  318,680,809         USD    2,716,028        06/01/01             126,425
                    SGD      451,250         USD      250,000        05/17/01               1,958
                    EUR    1,137,846         USD    1,037,233        05/15/01              28,277
                    EUR    1,250,000         JPY  138,000,000        05/07/01               7,857
                    EUR    1,250,000         JPY  138,000,000        05/07/01               1,001
                    EUR      114,535         USD      102,946        05/03/01               1,325
                    JPY   35,207,256         USD      285,310        05/02/01                 380
                    USD     $149,049         CAD      229,566        05/02/01                $408
                    GBP       84,885         USD      122,002        05/02/01                 574
                    EUR      186,869         USD      168,124        05/02/01               2,326
                    GBP       44,315         USD      $63,778        05/02/01                $386
                    USD      750,000         JPY   93,261,000        05/01/01               4,849
                    JPY   93,261,000         USD      759,053        05/01/01               4,203
                    GBP       40,138         USD       57,687        05/01/01                 269
                    DKN      318,044         USD       38,307        05/01/01                 518
                    JPY   20,795,234         USD      169,135        05/01/01                 841
                                                                                 -----------------
                                                                                          279,574
                                                                                 -----------------


                                                                                        Gross
                                                                                    Unrealized
                                                                                   Depreciation
              -----------------------    ---------------------    ------------   -----------------
                 USD         351,947       EUR        393,691        06/15/01             ($2,851)
                 USD       2,371,395       JPY    288,951,771        06/01/01             (23,371)
                 USD      $1,128,000       EUR      1,253,779        06/01/01             (16,038)
                 JPY         888,733       USD          7,173        05/07/01                 (19)
                 USD         128,295       SEK      1,299,246        05/03/01              (1,622)
                 USD         129,492       EUR        144,597        05/03/01              (1,199)
                 USD         115,373       EUR        128,104        05/02/01              (1,714)
                 USD         251,209       GBP        174,693        05/02/01              (1,310)
                 USD          53,365       SEK        539,548        05/02/01                (757)
                 USD          98,816       JPY     12,193,883        05/02/01                (132)
                 MXN         122,155       USD         13,153        05/02/01                 (39)
                 HKD         536,921       USD         68,836        05/02/01                  (9)
                 NZD         273,917       USD        112,088        05/01/01              (1,096)
                                                                                 -----------------
                                                                                          (50,157)
                                                                                 -----------------
                                                                                 -----------------
              Net Unrealized Appreciation                                                $229,417
                                                                                 =================

                     SUNAMERICA STYLE SELECT SERIES, INC.
                        INTERNATIONAL EQUITY PORTFOLIO
                    NORTH AMERICAN FUNDS GLOBAL EQUITY FUND
                NORTH AMERICAN FUNDS INTERNATIONAL EQUITY FUND
               NORTH AMERICAN FUNDS INTERNATIONAL SMALL CAP FUND
                    NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                APRIL 30, 2001
                                  (unaudited)


1.  BASIS OF COMBINATION

     The Pro Forma Combined Statement of Assets and Liabilities, including the Portfolio of Investments at April 30, 2001, and related Statement of Operations ("Pro Forma Statements") for the twelve months ended April 30, 2001, reflect the accounts of the International Equity Portfolio ("International Equity") (to be reorganized into the SunAmerica Equity Funds and renamed the SunAmerica International Equity Fund) a separately managed portfolio of SunAmerica Style Select Series, Inc., and Global Equity Fund, International Equity Fund, and International Small Cap Fund (collectively "North American Funds") all separately managed portfolios of North American Funds. The Pro Forma Combined Statement of Assets and Liabilities has been restated to reflect a tax free exchange of the North American Funds Class A, Class B, Class C, and Class I shares as of the close of business on April 30, 2001. American International Group, Inc. will pay the cost of the reorganization.

     The Pro Forma Statements give effect to the proposed transfer of all assets and liabilities of North American Funds in exchange for shares of International Equity. In conjunction with the reorganization, International Equity is the surviving portfolio.

     The Pro Forma Statements should be read in conjunction with the historical financial statements of International Equity and North American Funds included in their respective Statements of Additional Information.

2.  VALUATION

     Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by the Adviser to be over-the-counter, are valued at the quoted bid price provided by principal market markers. Securities listed on the New York Stock Exchange ("NYSE") or other national securities exchanges, are valued on the basis of the last sale price on the exchange on which they are primarily traded. If there is no sale on that day, then securities are valued at the closing bid price on the NYSE or other primary exchange for that day. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price is used. Securities that are traded on foreign exchanges are ordinarily valued at the last quoted sale price available before the time when the assets are valued. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Values of portfolio securities primarily traded on foreign exchanges are already translated into U.S. dollars when received from a quotation service. Options traded on national exchanges are valued as of the close of the exchange on which they are traded. Futures and options traded on commodities exchanges are valued at their last sale price as of the close of such exchange. The Portfolios may make use of a pricing service in the determination of their net asset values. Securities for which market quotations are not readily available and other assets are valued at fair value as determined pursuant to procedures adopted in good faith by the Directors. Short-term securities which mature in less than 60 days are valued at amortized cost, if their original maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if their original term to maturity exceeded 60 days.

3.   CAPITAL SHARES

     The pro forma combined net asset value per share assumes the issuance of additional shares of International Equity which would have been issued at April 30, 2001 in connection with the proposed reorganization. The amount of additional shares assumed to be issued was calculated based on the April 30, 2001 net asset value of International Equity Class A ($11.44), Class B ($11.08), and Class II, ($11.07). Class I shares will be offered on International Equity and will assume the net asset value of Class A. The Class C shares of North American Funds will receive Class II shares of International Equity.

          The pro forma number of shares outstanding are as follows:

                               Class A         Class B        Class II        Class I
----------------------------------------------------------------------------------------

Shares of
International Equity            3,187,045       3,546,279      1,614,972         0
----------------------------------------------------------------------------------------

Additional Shares to be
 issued to North American
 Funds                          1,788,058       2,547,524      2,023,222      1,693,123
----------------------------------------------------------------------------------------

Pro Forma
Shares outstanding              4,975,103       6,093,803      3,638,194      1,693,123
----------------------------------------------------------------------------------------

     These pro forma financial statements assume that all shares of North American Funds Class A, Class B, Class C and Class I outstanding on April 30, 2001 were exchanged, tax free, for International Equity Class A, Class B, Class II and Class I shares, respectively.

4.  PRO FORMA OPERATING EXPENSES

     The Pro Forma Statement of Operations assumes expense adjustments based on the agreements of International Equity, the surviving entity. Certain accounts have been adjusted to reflect the expenses of the combined entity more closely. Pro forma operating expenses include the expenses of International Equity and North American Funds combined, adjusted for certain items which are factually supportable. Advisory fees have been charged to the combined entity based upon the contract in effect for International Equity at the level of assets of the combined fund for the stated period.

                                    PART C
                               OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

          Reference is made to Section 5.1 of the Registrant's By-Laws which is set forth below.

     5.1  Indemnification of Trustees, Officers, Employees And Agents

     a) The Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Registrant or any of its shareholders) by reason of the fact that he is or was a Trustee, officer, employee or agent of the Registrant. The indemnification shall be against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement, actually and reasonably incurred by him in connection with the action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal action or proceedings, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that, the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

     b) The Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or on behalf of the Registrant or any of its shareholders to obtain a judgment or decree in its favor by reason of the fact that he is or was a Trustee, officer, employee or agent of the Registrant. The indemnification shall be against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of the action or suit, if acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant; except that such indemnification shall preclude payment upon any liability, whether or not there is an adjudication of liability, arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties as described in Section 17(h) and (i) of the Investment Company Act of 1940 (the "Investment Company Act").

     c) To the extent that a Trustee, officer, employee or agent of the Registrant has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in subsections (a) or (b) or in defense of any claim, issue or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

     d) (1) Unless a court orders otherwise, any indemnification under subsections (a) or (b) above may be made by the Registrant only as authorized in the specific case after a determination that indemnification of the Trustee, officer, employee or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) or (b).

          (2)  The determination shall be made:

               (i) by the Trustees, by a majority vote of a quorum which consists of Trustees who were not parties to the action, suit or proceeding; or

               (ii) if the required quorum is not obtainable, or if a quorum of disinterested Trustees so directs, by independent legal counsel in a written opinion; or

               (iii)  by the Shareholders.

          (3) Notwithstanding the provisions of Section 5.1 of the Registrant's By-Laws, no person shall be entitled to indemnification for any liability, whether or not there is an adjudication of liability, arising by reason of willful malfeasance, bad faith, gross negligence or reckless disregard of duties as described in Section 17(h) and (i) of the Investment Company Act ("Disabling Conduct"). A person shall be deemed not liable by reason of Disabling Conduct if, either:

                 (i) a final decision on the merits is made by a court or other body before whom the proceeding was brought that the person to be indemnified ("Indemnitee") was not liable by reason of Disabling Conduct; or

                 (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, is made by either:

                 (A) a majority of a quorum of Trustees who are neither "interested persons" of the Registrant, as defined in section 2(a)(19) of the Investment Company Act, nor parties to the action, suit or proceeding;

                 (B)    an independent legal counsel in a written opinion.

     e) Expenses, including attorneys' fees, incurred by a Trustee, officer, employee or agent of the Registrant in defending a civil or criminal action, suit or proceeding may be paid by the Registrant in advance of the final disposition thereof if:

          (1)    authorized in the specific case by the Trustees; and

          (2) the Registrant receives an undertaking by or on behalf of the Trustee, officer, employee or agent of the Registrant to repay the advance if it is not ultimately determined that such person is entitled to be indemnified by the Registrant; and

          (3)    either,

          (i)    such person provides a security for his undertaking; or

          (ii) the Registrant is insured against losses by reason of any lawful advances; or

          (iii) a determination, based on a review or readily available facts, that there is reason to believe that such person ultimately will be found entitled to indemnification, is made by either

                 (A) a majority of a quorum which consists of Trustees who are neither "interested persons" of the Registrant, as defined in section 2(a)(19) of the Investment Company Act, nor parties to the action, suit or proceeding; or

                 (B)  an independent legal counsel in a written opinion.

     f) The indemnification provided by Section 5.1 of the Registrant's By-Laws shall not be deemed exclusive of any other rights to which a person may be entitled under any by-law, agreement, vote of Shareholders or disinterested Trustees or otherwise, both as to action in his official capacity and as to action in another application while holding office, and shall continue as to a person who has ceased to be a Trustee, officer, employee or agent and inure to the benefit of the heirs, executors and administrators of such person; provided that no person may satisfy any right of indemnity or reimbursement granted herein or to which he may be otherwise entitled except out of the property of the Registrant, and no Shareholder, as such, shall be personally liable with respect to any claim for indemnity or reimbursement or otherwise.

     g) The Registrant may purchase and maintain insurance on behalf of any person who is or was a Trustee, officer, employee or agent of the Registrant, against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such. However, in no event will the Registrant pay that portion of insurance premiums, if any, attributable to coverage which would indemnify any officer or Trustee against liability for Disabling Conduct.

     h) Nothing contained in Section 5.1 of the Registrant's By-laws shall be construed to protect any Trustee or officer of the Registrant against any liability to the Registrant or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          Reference is made to Section 5.3 of the Registrant's Declaration of Trust which provides that Trustees shall provide for indemnification by the Registrant of any person who is, or has been a Trustee, officer, employee or agent of the Registrant against all liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee, officer, employee or agent and against amounts paid or incurred by him in the settlement thereof, in such manner as the Trustees may provide from time to time in the By-Laws of the Registrant.

          The words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened; and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

          Reference is made to Section 5 of the Distribution Agreement (the "Distribution Agreement") between SunAmerica Capital Services, Inc. (the "Distributor") and the Registrant which is set forth below:

     (a) The Registrant will indemnify and hold harmless the Distributor and each person, if any, who controls the Distributor within the meaning of the Investment Company Act against any losses, claims, damages or liabilities to which the Distributor or such controlling person may become subject, under the Investment Company Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement Additional Information or any other written sales material prepared by the Registrant or the separate investment portfolios of the Registrant (the "Funds") which is utilized by the Distributor in connection with the sale of shares of beneficial interest of a Fund (the "Shares") or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statements therein not misleading in the light of the circumstances under which they were made; and will reimburse the Distributor and each such controlling person for any legal or other expenses reasonably incurred by the Distributor or such controlling person in connection with investigating or defending any such loss, claim, damage, liability or action; provided, however, that the Registrant or the Funds will not be liable in any such case to the extent that any such loss, claim, damage or liability arises out of or is based upon any untrue statement or alleged untrue statement or omission or alleged omission made in such Registration Statement, Prospectus or Statement of Additional Information in conformity with written information furnished to the Registrant by the Distributor specifically for use therein; and provided, further, that nothing in the Distribution Agreement shall be so construed as to protect the Distributor against any liability to the Registrant or the Funds, or the security holders of the Funds to which the Distributor would otherwise be subject by reason of Disabling Conduct. This indemnity provision will be in addition to any liability which the Registrant may otherwise have.

     (b) The Distributor will indemnify and hold harmless the Registrant, each of its Trustees and officers and each person, if any, who controls the Registrant within the meaning of the Investment Company Act, against any losses, claims, damages or liabilities to which the Registrant or any such Trustee, officer or controlling person may become subject under the Investment Company Act or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact contained in the Registrant's Registration Statement, Prospectus or Statement of Additional Information or any sales material not prepared by the Registrant or the Funds which is utilized in connection with the sale of the Shares or arise out of or are based upon the omissions or the alleged omission to state therein a material fact required to be stated therein or (in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information) necessary to make the statement therein not misleading or (in the case of such other sales material) necessary to make the statement therein not misleading in the light of the circumstances under which they were made, in the case of the Registrant's Registration Statement, Prospectus and Statement of Additional Information to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in conformity with written information furnished to the Registrant by the Distributor specifically for use therein; and the Distributor will reimburse any legal or other expensed reasonably incurred by the Registrant or any such Trustee, officer or controlling person in connection with investigating or defending any such loss, claim, damage, liability or action. This indemnity provision will be in addition to any liability which the Distributor may otherwise have.

          Reference is made to Section 7 of the Investment Advisory and Management Agreement (the "Advisory Agreement") between the Registrant and SunAmerica Asset Management Corp. ("SAAMCo") which is set forth below.

          7. Liability of Adviser. In the absence of Disabling Conduct on the part of SAAMCo (and its officers, directors, agents, employees, controlling persons, shareholders and any other person or entity affiliated with SAAMCo) SAAMCo shall not be subject to liability to the Registrant or to any shareholder of the Registrant for any act or omission in the course of, or connected with, rendering services under the Advisory Agreement, including without limitation, any error of judgment or mistake of law or for any loss suffered by any of them in connection with the matters to which the Advisory Agreement relates, except to the extent specified in Section 36(b) of the Investment Company Act concerning loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services. Except for such Disabling Conduct, the Registrant shall indemnify SAAMCo (and its officers, directors, partners, agents, employees, controlling persons, shareholders and any other person or entity affiliated with SAAMCo) (collectively, the "Indemnified Parties") from any liability arising from SAAMCo's conduct under the Advisory Agreement.

          Indemnification to SAAMCo or any of its personnel or affiliates shall be made when (i) a final decision on the merits rendered, by a court or other body before whom the proceeding was brought, that the person to be indemnified was not liable by reason of Disabling Conduct or, (ii) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the person to be indemnified was not liable by reason of Disabling Conduct, by (a) the vote of a majority of a quorum of the Trustees who are neither "interested persons" of the Registrant as defined in section 2(a)(19) of the Investment Company Act nor parties to the proceeding ("disinterested, non-party Trustees") or (b) an independent legal counsel in a written opinion. The Registrant may, by vote of a majority of the disinterested, non-party Trustees advance attorneys' fees or other expenses incurred by an Indemnified Party in defending a proceeding upon the undertaking by or on behalf of the Indemnified Party to repay the advance unless it is ultimately determined that he is entitled to indemnification. Such advance shall be subject to at least one of the following: (1) the person to be indemnified shall provide a security for his undertaking, (2) the Registrant shall be insured against losses arising by reason of any lawful advances, or (3) a majority of a quorum of the disinterested, non-party Trustees or an independent legal counsel in a written opinion, shall determine, based on a review of readily available facts, that there is reason to believe that the person to be indemnified ultimately will be found entitled to indemnification.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to Trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person or the principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS

Exhibit No.
-----------

     1.   (a)  Declaration of Trust of the Registrant. (1)

          (b)  Amendment to Declaration of Trust of the Registrant. (1)

     2.   By-laws of the Registrant. (1)

     3.   Not applicable.

     4.   Form of Agreement and Plan of Reorganization (filed herewith as
          Exhibit II to each Proxy Statement and Prospectus contained in this Registration Statement).

     5. Instruments defining rights of shareholders (incorporated by reference to Exhibits 1 and 2 above).

     6. Investment Advisory and Management Agreement between the Registrant and SunAmerica Asset Management Corp. (2)

     7. (a) Distribution Agreement between the Registrant and SunAmerica Capital Services, Inc. (2)

          (b)  Form of Dealer Agreement. (3)

     8.   Directors'/Trustees' Retirement Plan. (3)

     9. Custody Agreement between the Registrant and State Street Bank and Trust Company. (3)

     10. (a) Form of Distribution Plan pursuant to Rule 12b-1 (Class A shares). (2)

          (b) Form of Distribution Plan pursuant to Rule 12b-1 (Class B shares). (2)

          (c) Form of Distribution Plan pursuant to Rule 12b-1 (Class II shares). (2)

          (d)  Plan pursuant to Rule 18f-3. (3)

     11.  Opinion and consent of Robert M. Zakem, Esq.(4)

     12. (a) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Balanced Fund of North American Funds and the SunAmerica Balanced Assets Fund of SunAmerica Equity Funds. (4)

          (b) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Large Cap Growth Fund of North American Funds and the SunAmerica Blue Chip Growth Fund of SunAmerica Equity Funds. (4)

          (c) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Growth & Income Fund of North American Funds and the SunAmerica Growth and Income Fund of SunAmerica Equity Funds. (4)

          (d) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Mid Cap Growth Fund of North American Funds and the SunAmerica Growth Opportunities Fund of SunAmerica Equity Funds. (4)

          (e) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the Global Equity Fund of North American Funds and the SunAmerica International Equity Fund of SunAmerica Equity Funds. (4)

          (f) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the International Equity Fund of North American Funds and the SunAmerica International Equity Fund of SunAmerica Equity Funds. (4)

          (g) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the International Small Cap Fund of North American Funds and the SunAmerica International Equity Fund of SunAmerica Equity Funds. (4)

          (h) Opinion and consent of Shearman & Sterling, counsel to the Registrant, regarding certain tax matters relating to the Reorganization between the SunAmerica International Equity Fund of SunAmerica Style Select Series, Inc. and the SunAmerica International Equity Fund of SunAmerica Equity Funds. (4)

     13. (a) Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company. (3)

          (b) Service Agreement, as amended, between the Registrant and SunAmerica Fund Services, Inc. (3)

     14.  (a)  Auditor's Consent. (4)

          (b)  Auditor's Consent. (4)

     15.  Not applicable.

     16.  Power of Attorney.(4)

     17. (a) Prospectus, dated September [20], 2001 of SunAmerica Equity Funds (Class A shares, Class B shares, Class II shares and Class I shares). (5)

          (b) Prospectus dated March 1, 2001 of North American Funds (Class A shares, Class B shares and Class C shares). (6)

          (c) Prospectus dated March 1, 2001 of North American Funds (Institutional Class I shares). (6)

          (d) Prospectus dated February 28, 2001 of SunAmerica Style Select Series, Inc. (Class A shares, Class B shares and Class II shares). (7)

          (e) Statement of Additional Information, dated September [20], 2001 of SunAmerica Equity Funds. (5)

          (f) Combined Statement of Additional Information dated March 1, 2001 of North American Funds. (6)

          (g) Statement of Additional Information dated February 28, 2001 of SunAmerica Style Select Series, Inc. (7)

          (h) Combined Semi-Annual Report to Shareholders of SunAmerica Equity Funds for the six-month period ended March 31, 2001. (8)

          (i) Combined Semi-Annual Report to Shareholders of North American Funds for the six-month period ended April 30, 2001. (9)

          (j) Combined Semi-Annual Report to Shareholders of SunAmerica Style Select Series, Inc. for the six-month period ended April 30, 2001. (10)

          (k) Combined Annual Report to Shareholders of SunAmerica Equity Funds for the year ended September 30, 2000. (11)

          (l) Combined Annual Report to Shareholders of North American Funds for the year ended October 31, 2000. (12)

          (m) Combined Annual Report to Shareholders of SunAmerica Style Select Series, Inc. for the year ended October 31, 2000. (13)

          (n)  President's Letter. (4)

          (o)  Q&A. (4)

          (p)  Form of Proxy Cards.*

*    Filed herewith.

(1) Previously filed with Post-Effective Amendment No. 17 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) on January 12, 1996, and incorporated herein by this reference.

(2) Previously filed with Post-Effective Amendment No. 25 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) on January 29, 1999, and incorporated herein by this reference.

(3) Previously filed with Post-Effective Amendment No. 19 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) on January 27, 1997, and incorporated herein by this reference.

(4)  To be filed by amendment.

(5) Previously filed with Post-Effective Amendment No. 30 to the Registrant's Registration Statement on Form N-1A (File No. 33-8021) on September [20], 2001, and incorporated herein by this reference.

(6) Previously filed with Post-Effective Amendment No. 35 to North American Funds' Registration Statement on Form N-1A (File No. 33-27958) on March 1, 2001, and incorporated herein by this reference.

(7) Previously filed with Post-Effective Amendment No. 28 to SunAmerica Style Select Series, Inc.'s Registration Statement on Form N-1A (File No. 333-11283) on February 28, 2001, and incorporated herein by this reference.

(8) Previously filed on Form N-30D of SunAmerica Equity Funds (File No. 811-04801) on May 30, 2001, and incorporated herein by this reference.

(9) Previously filed on Form N-30D of North American Funds (File No. 811-05797) on July 3, 2001, and incorporated herein by this reference.

(10) Previously filed on Form N-30D of SunAmerica Style Select Series, Inc. (File No. 811-07797) on July 2, 2001, and incorporated herein by this reference.

(11) Previously filed on Form N-30D of SunAmerica Equity Funds (File No. 811-04801) on November 30, 2000, and incorporated herein by this reference.

(12) Previously filed on Form N-30D of North American Funds (File No. 811-05797) on January 17, 2001, and incorporated herein by this reference.

(13) Previously filed on Form N-30D of SunAmerica Style Select Series, Inc. (File No. 811-07797) on January 8, 2001, and incorporated herein by this reference.

ITEM 17.  UNDERTAKINGS.

     (a) The undersigned Registrant agrees to prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (b) The undersigned Registrant agrees that every prospectus that is filed under paragraph (a) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

     (c) The undersigned Registrant undertakes to file, by post-effective amendment, the opinions of counsel received as to certain tax matters, within a reasonable time after receipt of such opinion.

                                  SIGNATURES

     As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the city of New York, and State of New York, on the 16th day of August, 2001.



                                        SUNAMERICA EQUITY FUNDS
                                        (Registrant)

                                        By:  /s/ Peter A. Harbeck,
                                             _______________________
                                             Peter A. Harbeck,
                                             President and Trustee

     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

     Signatures                       Title                                             Date
     ----------                       -----                                             ----

/s/ Peter A. Harbeck
____________________       President and Trustee (Principal Executive Officer)     August 16, 2001
Peter A. Harbeck


/s/ Peter C. Sutton
____________________       Treasurer (Principal Financial and Accounting Officer)  August 16, 2001
Peter C. Sutton



________________________   Trustee
S. James Coppersmith


/s/ Samuel M. Eisenstat
_______________________    Trustee                                                 August 16, 2001
Samuel M. Eisenstat


/s/ Stephen J. Gutman
_____________________      Trustee                                                 August 16, 2001
Stephen J. Gutman


/s/ Sebastiano Sterpa
_____________________      Trustee                                                 August 16, 2001
Sebastiano Sterpa

                                 EXHIBIT INDEX



Exhibit No.
-----------
          17.  (p)  Form of Proxy Cards.